As filed with the Securities and Exchange Commission on September 21, 2016

Registration Nos. 333-166995 and 811-04844

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number:
Post-Effective Amendment Number: 8	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 120	☒

(Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company

(Exact Name of Registrant)

Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Senior Counsel – Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒          on September 21, 2016 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on (date) pursuant to paragraph (a)(1) of Rule 485

☐            75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐            on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  VAROOM® Flexible Premium Variable Annuity

PART A

The VAROOM prospectus dated May 1, 2016, which was filed in Registrant’s Post-Effective Amendment No. 7 on April 28, 2016 (File No. 333-166995), is incorporated by reference into Part A of this Post-Effective Amendment No. 8.

The following amendment dated September 21, 2016 to the prospectus dated May 1, 2016 is included in Part A of this Post-Effective Amendment No. 8.

Amendment dated September 21, 2016 to the Flexible Premium Variable Annuity

VAROOM and VAROOM II Prospectuses Dated May 1, 2016

Issued by Integrity Life Insurance Company through its Separate Account I

This amendment to the prospectuses identified above describes changes to the Money Market Portfolio available in the variable annuity contracts issued by Integrity Life Insurance Company.  Please retain this amendment to the prospectuses for future reference.

Vanguard Variable Insurance Fund Money Market Portfolio is replaced with Fidelity VIP Government Money Market Portfolio, Initial Class

Integrity Life Insurance Company has replaced the Vanguard Variable Insurance Fund Money Market Portfolio Subaccount in your variable annuity with the Fidelity VIP Government Money Market Portfolio Subaccount.  All references in the prospectuses to the Vanguard Variable Insurance Fund Money Market Portfolio are replaced with Fidelity VIP Government Money Market Portfolio.

In “Part 1 — Fees and Expense Tables and Summary of Contract,” subsection titled “Total Annual Fund Operating Expenses,” the expense information for the Vanguard Variable Insurance Fund Money Market Portfolio is replaced with the following:

Total Annual Fund Operating Expenses

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses
Fidelity VIP Government Money Market, Initial Class	0.17%	N/A	0.08%	N/A	0.25%

In Part 3 — Your Investment Options, in the section titled “The Fund Families and the Funds,” subsection titled “Fixed Income Funds,” the description of the Vanguard Variable Insurance Fund Money Market Portfolio is replaced with the following:

Fidelity VIP Government Money Market Portfolio

The Portfolio is a series of a Fidelity Variable Insurance Products Trust.  Fidelity Management & Research Company, located at 245 Summer Street, Boston, MA 02210, is the investment advisor.  The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.  The advisor normally invests at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).  The advisor invests in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.  The fund invests in compliance with industry-standard regulatory requirements for money market funds for quality, maturity and diversification of investments.

For more information about the Fidelity VIP Government Money Market Portfolio, including the risks of investing, refer to the Portfolio’s prospectus.  For a prospectus, contact our Administrative Office in writing at 400 Broadway, P.O. Box 5720, Cincinnati, Ohio 45202-5720 or call us at 1-800-325-8583.

This amendment also adds the following disclosure regarding our pending patent:

We seek to protect our proprietary position by, among other methods, filing United States patent applications related to our proprietary business processes, technology, inventions and improvements that are important to the development of our business, and to prevent others from infringing upon our proprietary rights.  To that end, we have filed for patent protection of this investment product and its related business processes with the United States Patent and Trademark Office, so that this investment product and the business processes related to it may be accurately characterized as patent pending.

PART B

The Statement of Additional Information for VAROOM and VAROOM II dated May 1, 2016, which was filed in Registrant’s Post-Effective Amendment No. 7 on April 28, 2016 (File No. 333-166995), is incorporated by reference into Part B of this Post-Effective Amendment No. 8.

FINANCIAL STATEMENTS

Separate Account I of Integrity Life Insurance Company

Year Ended December 31, 2015,
With Report of Independent Registered Public
Accounting Firm

Separate Account I

of

Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2015

Report of Independent Registered Public Accounting Firm

The Contract Owners of Separate Account I of Integrity Life Insurance Company and

The Board of Directors of Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Separate Account I of Integrity Life Insurance Company (the “Separate Account”) (comprising the subaccounts included in these financial statements) as of December 31, 2015, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian, fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Separate Account I of Integrity Life Insurance Company at December 31, 2015, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 28, 2016

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$188,584	$(2)	$188,582	$13.57	13,896
Touchstone Aggressive ETF (AnnuiChoice ®)	598,810	(1)	598,809	16.66	35,946
Touchstone Aggressive ETF (AnnuiChoice II)	624,367	—	624,367	19.83	31,486
Touchstone Aggressive ETF (GrandMaster flex3)	1,352,089	1	1,352,090	15.66	86,348
Touchstone Aggressive ETF (Grandmaster)	121,297	1	121,298	16.02	7,574
Touchstone Aggressive ETF (IQ Advisor Standard)	257,668	—	257,668	18.36	14,034
Touchstone Aggressive ETF (IQ Annuity)	6,037,957	(2)	6,037,955	15.84	381,283
Touchstone Aggressive ETF (Pinnacle)	427,069	(2)	427,067	16.02	26,666
Touchstone Aggressive ETF (Pinnacle IV)	413,143	1	413,144	15.84	26,088
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	67,765	—	67,765	14.61	4,639
Touchstone Aggressive ETF (Pinnacle Plus)	155,538	—	155,538	15.45	10,069
Touchstone Aggressive ETF (Pinnacle V)	2,221,080	(1)	2,221,079	19.30	115,083
Touchstone Conservative ETF (AdvantEdge)	225,550	—	225,550	12.46	18,102
Touchstone Conservative ETF (AnnuiChoice II)	1,213,514	3	1,213,517	14.41	84,204
Touchstone Conservative ETF (AnnuiChoice)	168,655	1	168,656	14.89	11,329
Touchstone Conservative ETF (GrandMaster flex3)	75,291	2	75,293	13.99	5,380
Touchstone Conservative ETF (Grandmaster)	66,449	2	66,451	14.31	4,643
Touchstone Conservative ETF (IQ Advisor Standard)	169,758	—	169,758	16.07	10,566
Touchstone Conservative ETF (IQ Annuity)	760,442	(3)	760,439	14.15	53,733
Touchstone Conservative ETF (Pinnacle)	141,302	2	141,304	14.31	9,872
Touchstone Conservative ETF (Pinnacle IV)	597,955	(1)	597,954	14.15	42,250
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	5,581	(1)	5,580	11.99	466
Touchstone Conservative ETF (Pinnacle Plus)	150,129	(2)	150,127	13.81	10,875
Touchstone Conservative ETF Fund (Pinnacle V)	6,202,109	1	6,202,110	14.03	442,182
Touchstone Active Bond (AdvantEdge)	307,627	—	307,627	12.09	25,437
Touchstone Active Bond (AnnuiChoice II)	378,581	—	378,581	13.21	28,657
Touchstone Active Bond (AnnuiChoice)	519,488	2	519,490	15.91	32,661
Touchstone Active Bond (GrandMaster flex3)	331,084	(2)	331,082	13.98	23,690
Touchstone Active Bond (Grandmaster)	334,237	2	334,239	13.51	24,732
Touchstone Active Bond (IQ Annuity)	572,207	(4)	572,203	14.68	38,988
Touchstone Active Bond (Pinnacle)	898,952	—	898,952	14.33	62,721
Touchstone Active Bond (Pinnacle IV)	808,158	1	808,159	14.14	57,172
Touchstone Active Bond (Pinnacle II Reduced M&E)	5,412	1	5,413	14.47	374
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	127,201	(1)	127,200	10.63	11,961
Touchstone Active Bond (Pinnacle Plus)	230,725	—	230,725	12.86	17,945
Touchstone Active Bond (PinnacleV)	4,907,799	—	4,907,799	12.46	394,023
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	232,358	(1)	232,357	19.04	12,204
Touchstone GMAB Aggressive ETF (Pinnacle IV)	649,822	—	649,822	18.65	34,836
Touchstone GMAB Aggressive ETF (Pinnacle V)	552,968	—	552,968	18.53	29,847
Touchstone GMAB Conservative ETF (AnnuiChoice II)	231,919	1	231,920	13.84	16,761
Touchstone GMAB Conservative ETF (Pinnacle IV)	561,176	(1)	561,175	13.56	41,395
Touchstone GMAB Conservative ETF (Pinnacle V)	527,453	1	527,454	13.46	39,174
Touchstone GMAB Moderate ETF (AnnuiChoice II)	30,706	2	30,708	16.66	1,843
Touchstone GMAB Moderate ETF (Pinnacle IV)	688,063	1	688,064	16.32	42,150
Touchstone GMAB Moderate ETF(Pinnacle V)	498,474	1	498,475	16.21	30,745
Touchstone Large Cap Core Equity (AdvantEdge)	589,657	(2)	589,655	14.49	40,702
Touchstone Large Cap Core Equity (AnnuiChoice II)	591,031	—	591,031	15.73	37,585
Touchstone Large Cap Core Equity (AnnuiChoice)	439,504	(1)	439,503	17.05	25,784
Touchstone Large Cap Core Equity (GrandMaster flex3)	131,483	—	131,483	17.06	7,705
Touchstone Large Cap Core Equity (Grandmaster)	88,089	3	88,092	17.81	4,947
Touchstone Large Cap Core Equity (IQ Advisor Standard)	6,188	1	6,189	18.86	328
Touchstone Large Cap Core Equity (IQ Annuity)	329,652	—	329,652	16.30	20,221
Touchstone Large Cap Core Equity (Pinnacle)	5,704,343	1	5,704,344	18.56	307,351
Touchstone Large Cap Core Equity (Pinnacle IV)	1,192,940	—	1,192,940	18.30	65,171
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	383,480	1	383,481	18.74	20,461
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	194,963	(1)	194,962	16.59	11,752
Touchstone Large Cap Core Equity (Pinnacle Plus)	207,603	(1)	207,602	18.69	11,108
Touchstone Large Cap Core Equity (PinnacleV)	6,473,364	(4)	6,473,360	12.63	512,469
Touchstone Focused (AdvantEdge)	516,201	(1)	516,200	16.07	32,128
Touchstone Focused (AnnuiChoice II)	2,616,248	(2)	2,616,246	18.81	139,084
Touchstone Focused (AnnuiChoice)	2,699,825	(3)	2,699,822	28.00	96,413
Touchstone Focused (GrandMaster flex3)	1,160,507	1	1,160,508	26.58	43,659
Touchstone Focused (Grandmaster)	881,314	—	881,314	23.90	36,877

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Focused (IQ Advisor Standard)	$44,788	$1	$44,789	$26.26	1,706
Touchstone Focused (IQ Annuity)	4,742,538	(2)	4,742,536	27.26	174,006
Touchstone Focused (Pinnacle)	5,126,718	(2)	5,126,716	27.42	186,994
Touchstone Focused (Pinnacle IV)	3,561,257	—	3,561,257	27.04	131,704
Touchstone Focused (Pinnacle II Reduced M&E)	533,424	(1)	533,423	27.69	19,267
Touchstone Focused (Pinnacle Plus Reduced M&E)	640,611	—	640,611	16.91	37,894
Touchstone Focused (Pinnacle Plus)	635,587	2	635,589	27.36	23,233
Touchstone Focused (PinnacleV)	6,905,250	(19)	6,905,231	15.14	455,984
Touchstone Moderate ETF (AdvantEdge)	558,288	2	558,290	13.29	42,008
Touchstone Moderate ETF (AnnuiChoice II)	2,229,858	1	2,229,859	13.51	165,070
Touchstone Moderate ETF (AnnuiChoice)	1,800,498	(4)	1,800,494	16.13	111,623
Touchstone Moderate ETF (GrandMaster flex3)	1,332,893	1	1,332,894	15.16	87,910
Touchstone Moderate ETF (Grandmaster)	127,453	(2)	127,451	15.51	8,219
Touchstone Moderate ETF (IQ Advisor Enhanced)	37,814	(1)	37,813	17.22	2,196
Touchstone Moderate ETF (IQ Advisor Standard)	133,019	1	133,020	17.63	7,547
Touchstone Moderate ETF (IQ Annuity)	1,458,679	(1)	1,458,678	15.33	95,130
Touchstone Moderate ETF (Pinnacle)	324,915	—	324,915	15.51	20,952
Touchstone Moderate ETF (Pinnacle IV)	1,164,186	1	1,164,187	15.33	75,922
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	5,950	—	5,950	13.47	442
Touchstone Moderate ETF (Pinnacle Plus)	246,885	(1)	246,884	14.96	16,505
Touchstone Moderate ETF (Pinnacle V)	3,249,672	20	3,249,692	13.09	248,177
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	1,143,399	(1)	1,143,398	14.69	77,829
Fidelity VIP Balanced (Pinnacle II Reduced M&E)	6,634	—	6,634	14.84	447
Fidelity VIP Balanced (Grandmaster)	1,441,782	2	1,441,784	23.87	60,399
Fidelity VIP Overseas (Pinnacle)	101,822	2	101,824	9.50	10,723
Fidelity VIP Overseas (Pinnacle IV)	71,159	—	71,159	9.41	7,560
Fidelity VIP Equity-Income (Grandmaster)	7,871,051	1	7,871,052	70.92	110,981
Fidelity VIP Equity-Income (Pinnacle)	1,931,527	2	1,931,529	20.48	94,321
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	43,051	(1)	43,050	20.68	2,082
Fidelity VIP Growth (Grandmaster)	6,612,872	(5)	6,612,867	98.70	66,998
Fidelity VIP High Income (Grandmaster)	1,408,826	2	1,408,828	24.48	57,553
Fidelity VIP II Asset Manager (Grandmaster)	3,943,222	1	3,943,223	49.19	80,160
Fidelity VIP II Contrafund (Grandmaster)	10,073,773	(1)	10,073,772	65.01	154,966
Fidelity VIP II Contrafund (Pinnacle)	5,626,258	4	5,626,262	31.97	175,980
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	38,108	(2)	38,106	32.29	1,180
Fidelity VIP II Index 500 (Grandmaster)	3,552,454	2	3,552,456	50.71	70,061
Fidelity VIP II Index 500 (IQ Annuity)	175,917	3	175,920	16.66	10,557
Fidelity VIP II Index 500 (Pinnacle)	2,436,953	—	2,436,953	14.61	166,765
Fidelity VIP II Index 500 (Pinnacle IV)	154,120	—	154,120	14.49	10,640
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	35,902	1	35,903	14.76	2,433
Fidelity VIP II Investment Grade Bond (Pinnacle)	1,425,230	—	1,425,230	12.92	110,292
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	388,259	(2)	388,257	12.81	30,311
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	42,088	2	42,090	13.05	3,225
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	332,333	(2)	332,331	13.33	24,939
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)	50,400	1	50,401	13.15	3,832
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	131,005	—	131,005	12.70	10,318
Fidelity VIP II Investment Grade Bond (Grandmaster)	1,891,133	1	1,891,134	38.79	48,755
Fidelity VIP II Investment Grade Bond (IQ Annuity)	273,156	2	273,158	18.25	14,971
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	27,848	(1)	27,847	10.91	2,552
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	3,610	1	3,611	12.56	287
Fidelity VIP Government Money Market (Pinnacle)	1,237,835	—	1,237,835	9.91	124,923
Fidelity VIP Government Money Market (Pinnacle II Reduced M&E)	23,970	(1)	23,969	9.93	2,415
Fidelity VIP Government Money Market (Pinnacle IV)	2,051,685	—	2,051,685	9.90	207,202
Fidelity VIP Government Money Market (Pinnacle V)	10,326,669	1	10,326,670	9.89	1,043,631
Fidelity VIP Government Money Market (Pinnacle Plus)	490,998	1	490,999	9.89	49,663
Fidelity VIP Government Money Market (Pinnacle Plus Reduced M&E)	16,115	—	16,115	9.92	1,624
Fidelity VIP Government Money Market (Grandmaster)	2,176,154	—	2,176,154	9.91	219,618
Fidelity VIP Government Money Market (Grandmaster flex3)	751,248	—	751,248	9.89	75,922
Fidelity VIP Government Money Market (AdvantEdge)	1,518,822	—	1,518,822	9.89	153,548
Fidelity VIP Government Money Market (AnnuiChoice)	618,526	—	618,526	9.93	62,270
Fidelity VIP Government Money Market (AnnuiChoice II)	814,235	1	814,236	9.92	82,058
Fidelity VIP Government Money Market (IQ Annuity)	192,080	1	192,081	9.90	19,398
Fidelity VIP Government Money Market (IQ3)	2,720,213	1	2,720,214	9.90	274,717
Fidelity VIP Government Money Market (IQ Advisor Standard)	245,751	1	245,752	9.96	24,672
Fidelity VIP Overseas (AnnuiChoice)	99,507	—	99,507	9.79	10,162
Fidelity VIP Overseas (AnnuiChoice II)	26,179	(2)	26,177	9.66	2,709
Fidelity VIP Overseas (Grandmaster flex3)	786	1	787	9.33	84
Fidelity VIP Overseas (Grandmaster)	1,818,633	(2)	1,818,631	34.01	53,476
Fidelity VIP Overseas (IQ Annuity)	23,397	(2)	23,395	9.41	2,486

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	$23,907	$1	$23,908	$12.17	1,964
Fidelity VIP Overseas (Pinnacle Plus)	207	(4)	203	9.23	22
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity)	306,267	(1)	306,266	16.62	18,428
Fidelity VIP Growth (IQ Annuity)	236,441	3	236,444	15.77	14,992
Fidelity VIP Growth (Pinnacle)	433,036	(1)	433,035	15.88	27,268
Fidelity VIP Growth (Pinnacle II Reduced M&E)	2,067	2	2,069	16.04	129
Fidelity VIP High Income (IQ Annuity)	204,792	1	204,793	13.62	15,034
Fidelity VIP II Asset Manager (IQ Annuity)	13,582	(2)	13,580	15.40	882
Fidelity VIP II Contrafund (IQ Annuity)	1,099,474	(1)	1,099,473	23.66	46,479
Fidelity VIP III Balanced (IQ Annuity)	120,334	(2)	120,332	17.14	7,020
Fidelity VIP III Mid Cap (Grandmaster)	838,747	(1)	838,746	51.80	16,193
Fidelity VIP III Mid Cap (IQ Annuity)	764,645	—	764,645	53.59	14,269
Fidelity VIP III Mid Cap (Pinnacle)	2,734,913	—	2,734,913	51.19	53,425
Fidelity VIP Overseas (IQ Annuity)	31,621	(1)	31,620	14.53	2,177
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	245,027	—	245,027	15.75	15,557
Fidelity VIP Asset Manager (AdvantEdge)	56,013	(3)	56,010	12.62	4,439
Fidelity VIP Asset Manager (AnnuiChoice II)	119,404	—	119,404	15.02	7,949
Fidelity VIP Asset Manager (AnnuiChoice)	215,312	1	215,313	16.36	13,160
Fidelity VIP Asset Manager (GrandMaster flex3)	165,873	(1)	165,872	15.46	10,729
Fidelity VIP Asset Manager (IQ Advisor Standard)	3,315	—	3,315	17.12	194
Fidelity VIP Asset Manager (Pinnacle)	27,630	—	27,630	15.83	1,745
Fidelity VIP Asset Manager (Pinnacle IV)	254,683	(3)	254,680	15.64	16,280
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	62,687	(1)	62,686	12.87	4,869
Fidelity VIP Asset Manager (Pinnacle Plus)	8,105	(2)	8,103	15.94	508
Fidelity VIP Asset Manager (Pinnacle V)	419,709	3	419,712	13.05	32,158
Fidelity VIP Balanced (AdvantEdge)	236,256	(2)	236,254	14.51	16,287
Fidelity VIP Balanced (AnnuiChoice II)	888,161	2	888,163	16.17	54,940
Fidelity VIP Balanced (AnnuiChoice)	518,269	3	518,272	18.64	27,805
Fidelity VIP Balanced (GrandMaster flex3)	253,690	(2)	253,688	19.42	13,061
Fidelity VIP Balanced (Grandmaster)	672,743	1	672,744	18.05	37,280
Fidelity VIP Balanced (IQ3)	842,190	(1)	842,189	17.74	47,464
Fidelity VIP Balanced (Pinnacle)	421,683	(1)	421,682	18.05	23,367
Fidelity VIP Balanced (Pinnacle IV)	1,118,777	2	1,118,779	19.68	56,861
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	23,547	(2)	23,545	14.62	1,610
Fidelity VIP Balanced (Pinnacle Plus)	76,656	1	76,657	17.85	4,294
Fidelity VIP Balanced (Pinnacle V)	1,359,124	1	1,359,125	13.67	99,397
Fidelity VIP Contrafund (AdvantEdge)	2,635,938	1	2,635,939	14.69	179,485
Fidelity VIP Contrafund (AnnuiChoice II)	4,076,698	1	4,076,699	17.05	239,062
Fidelity VIP Contrafund (AnnuiChoice)	2,727,102	(6)	2,727,096	23.96	113,823
Fidelity VIP Contrafund (GrandMaster flex3)	2,103,904	(1)	2,103,903	23.80	88,387
Fidelity VIP Contrafund (IQ Advisor Standard)	119,559	1	119,560	24.40	4,901
Fidelity VIP Contrafund (IQ3)	3,894,287	(3)	3,894,284	23.90	162,940
Fidelity VIP Contrafund (Pinnacle IV)	5,298,659	—	5,298,659	24.22	218,730
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	481,317	(1)	481,316	16.88	28,521
Fidelity VIP Contrafund (Pinnacle Plus)	536,486	4	536,490	24.33	22,053
Fidelity VIP Contrafund (Pinnacle V)	12,902,243	—	12,902,243	14.31	901,427
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	60,545	(2)	60,543	13.68	4,425
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	116,253	(3)	116,250	13.86	8,385
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	30,439	—	30,439	13.21	2,304
Fidelity VIP Disciplined Small Cap (GrandMaster)	90,351	(2)	90,349	13.44	6,720
Fidelity VIP Disciplined Small Cap (IQ Annuity)	69,959	—	69,959	13.33	5,250
Fidelity VIP Disciplined Small Cap (Pinnacle)	130,767	(1)	130,766	13.44	9,726
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	314,491	(2)	314,489	13.33	23,598
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E)	18,057	—	18,057	17.28	1,045
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	938	(1)	937	13.07	72
Fidelity VIP Disciplined Small Cap (Pinnacle V)	378,616	(3)	378,613	13.30	28,472
Fidelity VIP Equity-Income (AnnuiChoice II)	372,655	2	372,657	13.39	27,834
Fidelity VIP Equity-Income (AdvantEdge)	691,816	1	691,817	12.68	54,554
Fidelity VIP Equity-Income (AnnuiChoice)	889,862	—	889,862	16.74	53,146
Fidelity VIP Equity-Income (GrandMaster flex3)	165,179	(3)	165,176	16.31	10,125
Fidelity VIP Equity-Income (IQ Advisor Standard)	10,996	(1)	10,995	17.49	629
Fidelity VIP Equity-Income (IQ3)	442,758	(5)	442,753	15.69	28,219
Fidelity VIP Equity-Income (Pinnacle IV)	819,688	(1)	819,687	16.12	50,851
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	39,275	(2)	39,273	16.02	2,452
Fidelity VIP Equity-Income (Pinnacle Plus)	252,778	(1)	252,777	17.68	14,296
Fidelity VIP Equity-Income (Pinnacle V)	1,024,895	(13)	1,024,882	10.79	94,998
Fidelity VIP Freedom 2010 (Advantedge)	110,680	—	110,680	12.51	8,850
Fidelity VIP Freedom 2010 (AnnuiChoice II)	138,949	(1)	138,948	12.72	10,928

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (GrandMaster)	$51,940	$1	$51,941	$12.49	4,157
Fidelity VIP Freedom 2010 (IQ Annuity)	55,488	1	55,489	12.38	4,481
Fidelity VIP Freedom 2010 (Pinnacle)	14,853	—	14,853	12.49	1,189
Fidelity VIP Freedom 2010 (Pinnacle IV)	64,864	—	64,864	12.38	5,238
Fidelity VIP Freedom 2010 (Pinnacle Plus Reduced M&E)	13,878	—	13,878	12.66	1,097
Fidelity VIP Freedom 2010 (Pinnacle Plus)	9,226	(4)	9,222	12.15	760
Fidelity VIP Freedom 2010 (Pinnacle V)	436,624	2	436,626	12.19	35,831
Fidelity VIP Freedom 2015 (AdvantEdge)	82,785	—	82,785	12.53	6,608
Fidelity VIP Freedom 2015 (AnnuiChoice II)	135,712	—	135,712	12.66	10,720
Fidelity VIP Freedom 2015 (IQ Advisor Standard)	343,058	(2)	343,056	13.28	25,825
Fidelity VIP Freedom 2015 (IQ Annuity)	521,604	—	521,604	12.33	42,306
Fidelity VIP Freedom 2015 (Pinnacle IV)	1,780	(3)	1,777	12.33	144
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E)	17,070	—	17,070	12.83	1,331
Fidelity VIP Freedom 2015 (Pinnacle Plus)	27,718	—	27,718	12.09	2,292
Fidelity VIP Freedom 2015 (Pinnacle V)	1,201,098	4	1,201,102	12.12	99,137
Fidelity VIP Freedom 2020 (AdvantEdge)	166,754	(1)	166,753	12.43	13,417
Fidelity VIP Freedom 2020 (AnnuiChoice II)	701,061	(3)	701,058	12.43	56,387
Fidelity VIP Freedom 2020 (AnnuiChoice)	39,055	—	39,055	12.60	3,100
Fidelity VIP Freedom 2020 (GrandMaster flex3)	16,614	(1)	16,613	12.00	1,384
Fidelity VIP Freedom 2020 (GrandMaster)	45,908	—	45,908	12.22	3,758
Fidelity VIP Freedom 2020 (IQ Annuity)	281,130	1	281,131	12.11	23,217
Fidelity VIP Freedom 2020 (Pinnacle IV)	57,243	—	57,243	12.11	4,727
Fidelity VIP Freedom 2020 (Pinnacle)	25,554	(3)	25,551	12.22	2,092
Fidelity VIP Freedom 2020 (Pinnacle Plus)	20,843	—	20,843	11.88	1,755
Fidelity VIP Freedom 2020 (Pinnacle V)	3,905,371	(4)	3,905,367	11.87	328,905
Fidelity VIP Freedom 2025 (Advantedge)	180,862	3	180,865	12.94	13,976
Fidelity VIP Freedom 2025 (AnnuiChoice II)	226,895	(3)	226,892	12.90	17,589
Fidelity VIP Freedom 2025 (IQ Annuity)	174,362	1	174,363	12.56	13,878
Fidelity VIP Freedom 2025 (Pinnacle)	4,566	—	4,566	12.67	360
Fidelity VIP Freedom 2025 (Pinnacle IV)	28,662	1	28,663	12.56	2,281
Fidelity VIP Freedom 2025 (Pinnacle Plus)	9,574	2	9,576	12.32	777
Fidelity VIP Freedom 2025 (Pinnacle V)	3,088,400	1	3,088,401	12.31	250,868
Fidelity VIP Freedom 2030 (AnnuiChoice II)	49,808	2	49,810	12.48	3,992
Fidelity VIP Freedom 2030 (Grandmaster)	2,308	1	2,309	12.26	188
Fidelity VIP Freedom 2030 (IQ Annuity)	117,989	—	117,989	12.15	9,709
Fidelity VIP Freedom 2030 (Pinnacle)	2,151	1	2,152	12.26	175
Fidelity VIP Freedom 2030 (Pinnacle IV)	456	(2)	454	12.15	38
Fidelity VIP Freedom 2030 (Pinnacle V)	309,959	(1)	309,958	11.89	26,080
Fidelity VIP Growth (AnnuiChoice II)	173,267	1	173,268	18.55	9,338
Fidelity VIP Growth (GrandMaster)	589,494	3	589,497	16.19	36,405
Fidelity VIP Growth (AdvantEdge)	93,585	1	93,586	15.05	6,219
Fidelity VIP Growth (AnnuiChoice)	414,724	(1)	414,723	14.40	28,795
Fidelity VIP Growth (GrandMaster flex3)	182,543	1	182,544	18.24	10,009
Fidelity VIP Growth (IQ Advisor Standard)	7,201	(2)	7,199	20.17	357
Fidelity VIP Growth (IQ3)	346,869	1	346,870	14.47	23,970
Fidelity VIP Growth (Pinnacle)	309,110	(1)	309,109	16.19	19,089
Fidelity VIP Growth (Pinnacle IV)	788,940	—	788,940	16.05	49,140
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	62,982	—	62,982	18.88	3,336
Fidelity VIP Growth (Pinnacle V)	1,959,868	(2)	1,959,866	15.73	124,598
Fidelity VIP High Income (AdvantEdge)	375,789	(2)	375,787	13.44	27,966
Fidelity VIP High Income (AnnuiChoice II)	447,733	(3)	447,730	14.35	31,194
Fidelity VIP High Income (AnnuiChoice)	274,123	1	274,124	17.32	15,831
Fidelity VIP High Income (GrandMaster flex3)	5,298,246	—	5,298,246	17.94	295,353
Fidelity VIP High Income (IQ Advisor Standard)	3,185	—	3,185	17.22	185
Fidelity VIP High Income (IQ3)	684,206	—	684,206	18.13	37,744
Fidelity VIP High Income (Pinnacle)	2,551,543	1	2,551,544	15.95	159,937
Fidelity VIP High Income (Pinnacle IV)	365,831	1	365,832	18.17	20,132
Fidelity VIP High Income (Pinnacle II Reduced M&E)	349,028	(1)	349,027	16.11	21,665
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	13,664	—	13,664	11.49	1,189
Fidelity VIP High Income (Pinnacle Plus)	30,529	(3)	30,526	16.46	1,855
Fidelity VIP High Income (Pinnacle V)	2,784,799	(4)	2,784,795	12.71	219,081
Fidelity VIP II Index 500 (Pinnacle)	934,027	2	934,029	14.30	65,319
Fidelity VIP II Index 500 (Pinnacle IV)	4,944,541	1	4,944,542	14.17	348,839
Fidelity VIP II Index 500 (Pinnacle V)	16,464,803	(6)	16,464,797	13.78	1,194,813
Fidelity VIP Index 500 (AdvantEdge)	1,470,823	—	1,470,823	15.45	95,175
Fidelity VIP Index 500 (AnnuiChoice II)	3,082,674	3	3,082,677	14.55	211,821
Fidelity VIP Index 500 (AnnuiChoice)	982,810	1	982,811	16.45	59,751
Fidelity VIP Index 500 (Grandmaster flex3)	284,099	(1)	284,098	14.05	20,221
Fidelity VIP Index 500 (Grandmaster)	2,266,432	2	2,266,434	14.30	158,497
Fidelity VIP Index 500 (IQ Advisor Standard)	91,482	2	91,484	15.27	5,990

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (IQ3)	$914,910	$(3)	$914,907	$16.82	54,383
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	207,782	1	207,783	17.86	11,635
Fidelity VIP Index 500 (Pinnacle Plus)	473,244	—	473,244	20.48	23,105
Fidelity VIP Investment Grade Bond (AdvantEdge)	1,497,864	(4)	1,497,860	12.24	122,345
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	3,294,329	3	3,294,332	13.24	248,855
Fidelity VIP Investment Grade Bond (AnnuiChoice)	1,416,704	(2)	1,416,702	17.05	83,089
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	428,197	—	428,197	13.33	32,119
Fidelity VIP Investment Grade Bond (GrandMaster)	930,420	1	930,421	12.64	73,592
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)	181,690	—	181,690	14.70	12,363
Fidelity VIP Investment Grade Bond (IQ3)	1,151,370	—	1,151,370	15.64	73,632
Fidelity VIP Investment Grade Bond (Pinnacle)	1,258,580	(1)	1,258,579	13.65	92,197
Fidelity VIP Investment Grade Bond (Pinnacle IV)	340,342	(3)	340,339	13.49	25,228
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	8,952	1	8,953	13.79	649
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	68,468	(1)	68,467	10.77	6,359
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	206,646	(2)	206,644	13.08	15,798
Fidelity VIP Investment Grade Bond (Pinnacle V)	12,816,125	(4)	12,816,121	12.46	1,028,205
Fidelity VIP Mid Cap (AdvantEdge)	253,112	(1)	253,111	14.89	17,002
Fidelity VIP Mid Cap (AnnuiChoice II)	688,622	2	688,624	17.13	40,208
Fidelity VIP Mid Cap (AnnuiChoice)	819,743	(3)	819,740	33.04	24,811
Fidelity VIP Mid Cap (GrandMaster flex3)	317,558	(1)	317,557	28.60	11,104
Fidelity VIP Mid Cap (Grandmaster)	604,913	5	604,918	25.34	23,872
Fidelity VIP Mid Cap (IQ Advisor Standard)	108,879	(3)	108,876	27.67	3,935
Fidelity VIP Mid Cap (IQ Annuity)	1,835,601	1	1,835,602	31.56	58,154
Fidelity VIP Mid Cap (Pinnacle)	499,250	(1)	499,249	14.80	33,725
Fidelity VIP Mid Cap (Pinnacle IV)	2,070,539	(3)	2,070,536	31.08	66,610
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	206,302	(1)	206,301	14.18	14,549
Fidelity VIP Mid Cap (Pinnacle Plus)	182,708	(2)	182,706	29.85	6,120
Fidelity VIP Mid Cap (Pinnacle V)	1,816,428	(12)	1,816,416	14.43	125,878
Fidelity VIP Overseas (AdvantEdge)	466,221	2	466,223	9.45	49,353
Fidelity VIP Overseas (AnnuiChoice II)	290,661	1	290,662	11.28	25,776
Fidelity VIP Overseas (AnnuiChoice)	340,271	1	340,272	13.85	24,573
Fidelity VIP Overseas (GrandMaster flex3)	183,196	—	183,196	14.92	12,275
Fidelity VIP Overseas (GrandMaster)	395,016	(1)	395,015	9.29	42,538
Fidelity VIP Overseas (IQ Advisor Standard)	7,408	1	7,409	16.42	451
Fidelity VIP Overseas (IQ3)	470,056	(2)	470,054	13.55	34,701
Fidelity VIP Overseas (Pinnacle)	335,693	1	335,694	15.28	21,967
Fidelity VIP Overseas (Pinnacle IV)	340,438	3	340,441	15.10	22,542
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	106,714	—	106,714	12.02	8,881
Fidelity VIP Overseas (Pinnacle Plus)	133,299	(2)	133,297	18.22	7,316
Fidelity VIP Overseas (Pinnacle V)	881,273	(1)	881,272	8.97	98,233
Fidelity VIP Target Volatility (AdvantEdge)	108,357	(1)	108,356	10.40	10,424
Fidelity VIP Target Volatility (AnnuiChoice II)	647,996	—	647,996	10.49	61,756
Fidelity VIP Target Volatility (GrandMaster)	61,565	—	61,565	10.45	5,892
Fidelity VIP Target Volatility (Pinnacle IV)	18,732	—	18,732	10.43	1,796
Fidelity VIP Target Volatility (Pinnacle V)	848,348	—	848,348	10.41	81,526
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge)	83,423	(2)	83,421	13.56	6,153
Columbia VIT Mid Cap Value (AnnuiChoice II)	90,883	2	90,885	13.85	6,562
Columbia VIT Mid Cap Value (Annuichoice)	312,400	(1)	312,399	13.95	22,395
Columbia VIT Mid Cap Value (Grandmaster flex3)	478,275	(3)	478,272	13.59	35,192
Columbia VIT Mid Cap Value (Grandmaster)	97,699	1	97,700	13.72	7,121
Columbia VIT Mid Cap Value (Pinnacle)	231,343	—	231,343	13.72	16,862
Columbia VIT Mid Cap Value (Pinnacle IV)	233,350	1	233,351	13.66	17,089
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E)	4,707	—	4,707	13.85	340
Columbia VIT Mid Cap Value (Pinnacle Plus)	102,171	—	102,171	13.51	7,561
Columbia VIT Mid Cap Value (Pinnacle V)	433,278	(1)	433,277	13.59	31,881
Franklin Growth and Income VIP Fund (Pinnacle)	2,164,805	(2)	2,164,803	20.46	105,797
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	7,177	(3)	7,174	20.66	347
Franklin Income VIP Fund (Pinnacle)	5,425,606	(3)	5,425,603	21.53	252,010
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	233,399	2	233,401	21.74	10,735
JP Morgan IT Mid Cap Value (AnnuiChoice)	135,668	—	135,668	27.91	4,861
JP Morgan IT Mid Cap Value (Grandmaster)	78,975	2	78,977	27.26	2,898
JP Morgan IT Mid Cap Value (GrandMaster flex3)	124,938	(1)	124,937	26.89	4,647
JP Morgan IT Mid Cap Value (IQ3)	71,784	(1)	71,783	27.07	2,652
JP Morgan IT Mid Cap Value (Pinnacle)	78,967	(1)	78,966	27.26	2,897
JP Morgan IT Mid Cap Value (Pinnacle IV)	259,790	2	259,792	27.07	9,596
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	39,290	(2)	39,288	18.56	2,116
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	38,377	3	38,380	23.82	1,611
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	1,458	1	1,459	14.45	101
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	32,746	(2)	32,744	22.03	1,486

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF Emerging Markets Debt (IQ3)	$72,928	$(1)	$72,927	$22.45	3,249
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	331,403	—	331,403	23.82	13,910
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	29,782	—	29,782	24.06	1,238
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	51,111	3	51,114	25.04	2,041
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	216,318	(3)	216,315	34.68	6,238
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	13,474	(4)	13,470	14.58	924
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	123,591	—	123,591	32.53	3,799
Morgan Stanley UIF U.S. Real Estate (IQ3)	448,856	—	448,856	32.09	13,990
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	1,152,530	(4)	1,152,526	42.49	27,123
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	662,107	4	662,111	35.72	18,535
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge)	232,701	—	232,701	10.12	22,990
American Funds Managed Risk Asset Allocation (AnnuiChoice)	6,429	—	6,429	10.25	627
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	345,668	7	345,675	10.22	33,832
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	18,932	1	18,933	10.13	1,868
American Funds Managed Risk Asset Allocation (Pinnacle IV)	103,922	—	103,922	10.15	10,235
American Funds Managed Risk Asset Allocation (Pinnacle V)	1,664,408	13	1,664,421	10.13	164,265
Columbia VIT Small Cap Value (AdvantEdge)	230,335	1	230,336	19.39	11,880
Columbia VIT Small Cap Value (AnnuiChoice II)	420,295	—	420,295	19.99	21,029
Columbia VIT Small Cap Value (AnnuiChoice)	121,310	1	121,311	20.19	6,009
Columbia VIT Small Cap Value (Grandmaster flex3)	12,258	1	12,259	19.45	630
Columbia VIT Small Cap Value (Grandmaster)	26,983	(1)	26,982	19.72	1,368
Columbia VIT Small Cap Value (Pinnacle Plus)	55,860	2	55,862	19.30	2,895
Columbia VIT Small Cap Value (Pinnacle)	15,243	(1)	15,242	19.72	773
Columbia VIT Small Cap Value (Pinnacle IV)	21,315	—	21,315	19.59	1,088
Columbia VIT Small Cap Value (Pinnacle V)	1,536,306	(1)	1,536,305	19.45	78,974
Franklin Growth and Income VIP Fund (AdvantEdge)	62,879	(2)	62,877	14.23	4,420
Franklin Growth and Income VIP Fund (AnnuiChoice)	1,128,804	1	1,128,805	20.74	54,419
Franklin Growth and Income VIP Fund (AnnuiChoice II)	363,613	—	363,613	14.52	25,036
Franklin Growth and Income VIP Fund (Grandmaster)	463,003	1	463,004	19.81	23,372
Franklin Growth and Income VIP Fund (GrandMaster flex3)	610,204	—	610,204	19.30	31,624
Franklin Growth and Income VIP Fund (IQ Annuity)	1,381,445	—	1,381,445	19.55	70,658
Franklin Growth and Income VIP Fund (Pinnacle)	750,675	1	750,676	12.43	60,387
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	39	1	40	12.55	3
Franklin Growth and Income VIP Fund (Pinnacle IV)	1,101,138	1	1,101,139	19.55	56,319
Franklin Growth and Income VIP Fund (Pinnacle Plus)	318,433	(4)	318,429	18.42	17,292
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	212,062	—	212,062	16.27	13,036
Franklin Growth and Income VIP Fund (Pinnacle V)	1,278,420	13	1,278,433	11.94	107,058
Franklin Income VIP Fund (AdvantEdge)	247,081	1	247,082	12.58	19,634
Franklin Income VIP Fund (AnnuiChoice)	1,146,544	2	1,146,546	21.82	52,539
Franklin Income VIP Fund (AnnuiChoice II)	7,240,576	(1)	7,240,575	13.66	529,866
Franklin Income VIP Fund (Grandmaster)	989,032	—	989,032	20.84	47,453
Franklin Income VIP Fund (GrandMaster flex3)	2,012,462	—	2,012,462	20.30	99,133
Franklin Income VIP Fund (IQ Advisor Standard)	3,166	4	3,170	17.87	177
Franklin Income VIP Fund (IQ Annuity)	1,347,796	(1)	1,347,795	20.57	65,525
Franklin Income VIP Fund (Pinnacle IV)	2,158,396	(1)	2,158,395	20.57	104,930
Franklin Income VIP Fund (Pinnacle Plus)	431,885	3	431,888	17.82	24,242
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	395,368	—	395,368	12.40	31,894
Franklin Income VIP Fund (Pinnacle V)	3,759,707	(9)	3,759,698	11.59	324,499
Franklin Large Cap Growth VIP Fund (AdvantEdge)	1,083,405	—	1,083,405	15.20	71,264
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	104,875	—	104,875	21.80	4,811
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	573,627	—	573,627	16.60	34,565
Franklin Large Cap Growth VIP Fund (Grandmaster)	44,315	(1)	44,314	20.82	2,128
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	136,089	(2)	136,087	20.28	6,711
Franklin Large Cap Growth VIP Fund (IQ Advisor Standard)	19,546	(2)	19,544	18.85	1,037
Franklin Large Cap Growth VIP Fund (IQ Annuity)	193,516	2	193,518	20.55	9,418
Franklin Large Cap Growth VIP Fund (Pinnacle)	89,572	1	89,573	20.82	4,302
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	387,194	—	387,194	20.55	18,843
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	415,445	—	415,445	18.32	22,675
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	89,797	—	89,797	16.84	5,334
Franklin Large Cap Growth VIP Fund (Pinnacle V)	1,424,793	(3)	1,424,790	13.55	105,155
Franklin Mutual Shares VIP Fund (AdvantEdge)	1,698,907	1	1,698,908	12.29	138,250
Franklin Mutual Shares VIP Fund (AnnuiChoice)	420,813	(4)	420,809	21.40	19,665
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	2,504,344	1	2,504,345	13.11	191,038
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	842,298	(1)	842,297	19.91	42,314
Franklin Mutual Shares VIP Fund (IQ Annuity)	532,965	1	532,966	20.17	26,425
Franklin Mutual Shares VIP Fund (Pinnacle)	746,369	(2)	746,367	20.44	36,521
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	7,991	1	7,992	20.64	387
Franklin Mutual Shares VIP Fund (Pinnacle IV)	1,170,220	(6)	1,170,214	20.17	58,018
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	325,481	(2)	325,479	18.09	17,995

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	$267,985	$—	$267,985	$14.43	18,566
Franklin Mutual Shares VIP Fund (Pinnacle V)	8,155,967	(66)	8,155,901	10.82	753,759
Franklin Mutual Shares VIP Fund(Grandmaster)	603,357	(1)	603,356	20.44	29,523
Franklin Small Cap Value VIP Fund (AdvantEdge)	89,486	1	89,487	14.74	6,072
Franklin Small Cap Value VIP Fund (Annuichoice)	54,733	—	54,733	13.18	4,154
Franklin Small Cap Value VIP Fund (Annuichoice II)	224,569	(2)	224,567	13.00	17,268
Franklin Small Cap Value VIP Fund (Grandmaster)	10,483	—	10,483	12.78	820
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	45,308	—	45,308	12.55	3,609
Franklin Small Cap Value VIP Fund (IQ Annuuity)	54,819	—	54,819	12.67	4,328
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	15,361	—	15,361	12.42	1,237
Franklin Small Cap Value VIP Fund (Pinnacle)	34,709	1	34,710	12.78	2,716
Franklin Small Cap Value VIP Fund (Pinnacle IV)	13,444	(2)	13,442	12.67	1,061
Franklin Small Cap Value VIP Fund (Pinnacle V)	824,441	—	824,441	12.52	65,830
Invesco VI American Franchise (AdvantEdge)	3,561	—	3,561	16.66	214
Invesco VI American Franchise (AnnuiChoice)	6,560	(2)	6,558	24.73	265
Invesco VI American Franchise (AnnuiChoice II)	87,877	1	87,878	19.20	4,576
Invesco VI American Franchise (Grandmaster)	3,087	(1)	3,086	23.62	131
Invesco VI American Franchise (GrandMaster flex3)	14,453	(2)	14,451	23.01	628
Invesco VI American Franchise (IQ Advisor Standard)	3,488	(1)	3,487	21.20	165
Invesco VI American Franchise (IQ Annuity)	284,637	1	284,638	23.31	12,209
Invesco VI American Franchise (Pinnacle)	62,317	(2)	62,315	23.62	2,638
Invesco VI American Franchise (Pinnacle IV)	172,207	6	172,213	23.31	7,386
Invesco VI American Franchise (Pinnacle Plus)	18,907	2	18,909	20.17	938
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)	12,234	—	12,234	16.92	723
Invesco VI American Franchise (Pinnacle V)	1,079,769	(2)	1,079,767	16.04	67,302
Invesco VI American Value (AdvantEdge)	162,945	3	162,948	14.52	11,221
Invesco VI American Value (AnnuiChoice)	19,258	1	19,259	15.20	1,267
Invesco VI American Value (AnnuiChoice II)	460,963	(5)	460,958	15.03	30,679
Invesco VI American Value (Grandmaster)	64,745	2	64,747	14.79	4,376
Invesco VI American Value (Grandmaster flex3)	11,295	—	11,295	14.57	775
Invesco VI American Value (IQ Annuity)	74,580	(3)	74,577	14.68	5,081
Invesco VI American Value (Pinnacle)	45,318	2	45,320	14.79	3,063
Invesco VI American Value (Pinnacle IV)	94,555	(1)	94,554	14.68	6,441
Invesco VI American Value (Pinnacle Plus Reduced M&E)	23,511	(1)	23,510	15.98	1,471
Invesco VI American Value (Pinnacle V)	2,235,210	(2)	2,235,208	14.57	153,460
Invesco VI Comstock (AdvantEdge)	404,727	(4)	404,723	14.26	28,391
Invesco VI Comstock (AnnuiChoice)	323,199	2	323,201	23.28	13,881
Invesco VI Comstock (AnnuiChoice II)	1,168,265	(3)	1,168,262	14.67	79,619
Invesco VI Comstock (Grandmaster)	183,540	(1)	183,539	22.24	8,254
Invesco VI Comstock (GrandMaster flex3)	63,692	(2)	63,690	21.66	2,941
Invesco VI Comstock (IQ Advisor Standard)	3,159	1	3,160	19.56	161
Invesco VI Comstock (IQ Annuity)	410,130	—	410,130	21.95	18,689
Invesco VI Comstock (Pinnacle)	125,418	1	125,419	22.24	5,640
Invesco VI Comstock (Pinnacle IV)	226,360	(2)	226,358	21.95	10,314
Invesco VI Comstock (Pinnacle Plus)	18,685	1	18,686	19.70	949
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	37,177	(1)	37,176	16.22	2,291
Invesco VI Comstock (Pinnacle V)	5,063,031	(4)	5,063,027	12.15	416,617
Invesco VI International Growth Class II (Advantedge)	248,254	—	248,254	10.51	23,620
Invesco VI International Growth Class II (IQ Advisor Enhanced)	403,416	3	403,419	10.74	37,572
Invesco VI International Growth Class II (Pinnacle)	48,924	—	48,924	10.59	4,622
Invesco VI International Growth Class II (Pinnacle Plus)	127,555	2	127,557	10.64	11,993
Invesco VI International Growth Class II (Pinnacle V)	1,579,968	(4)	1,579,964	10.54	149,967
Invesco VI International Growth II (Annuichoice)	155,825	4	155,829	10.81	14,410
Invesco VI International Growth II (Grandmaster)	18,750	—	18,750	10.64	1,763
Invesco VI International Growth II (Grandmaster flex3)	5,030	—	5,030	10.54	477
Templeton Foreign VIP Fund (IQ Annuity)	263,238	3	263,241	18.45	14,270
Templeton Foreign VIP Fund (Pinnacle)	459,851	2	459,853	18.69	24,602
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E)	14,581	(2)	14,579	18.88	772
Templeton Foreign VIP Fund (Pinnacle IV)	633,922	—	633,922	18.45	34,363
Templeton Foreign VIP Fund (Pinnacle V)	3,259,342	5	3,259,347	8.85	368,234
Templeton Foreign VIP Fund (AnnuiChoice)	308,564	(3)	308,561	19.57	15,766
Templeton Foreign VIP Fund (AnnuiChoice II)	865,529	3	865,532	10.91	79,345
Templeton Foriegn VIP Fund (AdvantEdge)	699,633	1	699,634	9.31	75,129
Templeton Foriegn VIP Fund (Grandmaster)	299,103	—	299,103	18.69	16,002
Templeton Foriegn VIP Fund (GrandMaster flex3)	292,304	1	292,305	18.21	16,055
Templeton Foriegn VIP Fund (IQ Advisor Standard)	67,980	(2)	67,978	15.93	4,267
Templeton Foriegn VIP Fund (Pinnacle Plus)	146,502	(1)	146,501	16.82	8,710
Templeton Foriegn VIP Fund (Pinnacle Plus Reduced M&E)	129,621	(1)	129,620	10.43	12,424
Templeton Global Bond VIP Fund (Pinnacle)	79,128	—	79,128	9.24	8,566
Templeton Global Bond VIP Fund (Grandmaster)	398,166	(1)	398,165	9.24	43,102

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Templeton Global Bond VIP Fund (GrandMaster flex3)	$83,574	$(1)	$83,573	$9.19	9,096
Templeton Global Bond VIP Fund (Pinnacle V)	1,016,620	1	1,016,621	9.21	110,350
Templeton Global Bond VIP Fund (Advantedge)	38,932	1	38,933	9.18	4,243
Templeton Global Bond VIP Fund (Pinnacle IV)	3,189,458	5	3,189,463	9.19	347,142
Templeton Global Bond VIP Fund (Annuichoice)	142,025	(1)	142,024	9.33	15,230
Templeton Global Bond VIP Fund (AnnuiChoice II)	103,453	2	103,455	9.29	11,139
Templeton Growth VIP Fund (AdvantEdge)	112,405	(1)	112,404	10.64	10,560
Templeton Growth VIP Fund (AnnuiChoice)	223,650	2	223,652	18.95	11,800
Templeton Growth VIP Fund (AnnuiChoice II)	159,429	3	159,432	11.05	14,426
Templeton Growth VIP Fund (Grandmaster)	230,915	1	230,916	18.10	12,757
Templeton Growth VIP Fund (GrandMaster flex3)	402,310	(2)	402,308	17.63	22,818
Templeton Growth VIP Fund (IQ Annuity)	376,614	—	376,614	17.86	21,082
Templeton Growth VIP Fund (Pinnacle)	629,183	3	629,186	18.10	34,759
Templeton Growth VIP Fund (Pinnacle IV)	473,673	(1)	473,672	17.87	26,514
Templeton Growth VIP Fund (Pinnacle Plus)	181,552	(2)	181,550	16.15	11,245
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	117,662	—	117,662	13.00	9,050
Templeton Growth VIP Fund (Pinnacle V)	862,928	(6)	862,922	9.15	94,347
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	306,561	(3)	306,558	12.53	24,467
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	86,338	1	86,339	13.36	6,464
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	106,725	(2)	106,723	13.18	8,097
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	104,112	1	104,113	12.73	8,182
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	55,688	1	55,689	21.84	2,550
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	144,396	(1)	144,395	21.55	6,700
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	176,581	—	176,581	12.84	13,755
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	46,058	(1)	46,057	18.46	2,495
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	25,685	1	25,686	10.57	2,431
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	281,473	1	281,474	12.65	22,242
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	370,383	2	370,385	6.96	53,209
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	147,678	—	147,678	29.33	5,036
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	225,186	(1)	225,185	10.97	20,529
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	126,586	1	126,587	28.01	4,520
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	144,276	(2)	144,274	27.28	5,289
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)	4,327	—	4,327	20.86	207
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	210,712	—	210,712	27.64	7,623
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	286,744	(1)	286,743	28.01	10,238
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	426,420	(1)	426,419	27.64	15,427
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	167,949	1	167,950	23.59	7,121
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	32,222	(1)	32,221	8.00	4,026
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	1,161,189	(2)	1,161,187	7.92	146,535
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	148,282	1	148,283	28.78	5,153
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	77,633	—	77,633	16.02	4,846
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	421,429	4	421,433	15.01	28,085
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	195,307	(1)	195,306	12.04	16,217
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	374,090	1	374,091	11.89	31,474
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	197,413	(1)	197,412	34.32	5,752
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	131,615	(1)	131,614	11.47	11,470
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)	6,081	1	6,082	28.25	215
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	191,522	(3)	191,519	33.87	5,655
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	448,810	(1)	448,809	11.58	38,771
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	2,420,543	(1)	2,420,542	12.27	197,346
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	122,298	(4)	122,294	13.85	8,831
BlackRock Capital Appreciation VI (AnnuiChoice II)	690,938	(1)	690,937	14.15	48,839
BlackRock Capital Appreciation VI (Annuichoice)	64,119	(2)	64,117	14.25	4,500
BlackRock Capital Appreciation VI (Grandmaster flex3)	29,240	1	29,241	13.88	2,106
BlackRock Capital Appreciation VI Class III (Grandmaster)	157,390	1	157,391	14.01	11,231
BlackRock Capital Appreciation VI Class III (Pinnacle)	40,641	(1)	40,640	14.01	2,900
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	94,706	1	94,707	13.95	6,790
BlackRock Capital Appreciation VI Class III (Pinnacle V)	2,452,949	(5)	2,452,944	13.88	176,702
BlackRock Global Allocation VI (Advantedge)	226,807	(3)	226,804	10.62	21,355
BlackRock Global Allocation VI (AnnuiChoice II)	854,811	3	854,814	10.85	78,788
BlackRock Global Allocation VI (Annuichoice)	171,032	—	171,032	10.93	15,653
BlackRock Global Allocation VI (Grandmaster flex3)	166,390	2	166,392	10.65	15,630
BlackRock Global Allocation VI (Grandmaster)	66,795	—	66,795	10.75	6,215
BlackRock Global Allocation VI Class III (Pinnacle)	91,468	3	91,471	10.75	8,511
BlackRock Global Allocation VI Class III (Pinnacle IV)	313,288	(3)	313,285	10.70	29,289
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)	15,430	2	15,432	10.85	1,422
BlackRock Global Allocation VI Class III (Pinnacle V)	361,267	3	361,270	10.65	33,935
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	394,021	(379)	393,642	9.86	39,953
TOPS Managed Risk Moderate Growth ETF (Pinnacle V)	16,289	(2)	16,287	9.78	1,665

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 3 (continued):
TOPS Managed Risk Moderate Growth ETF (Annuichoice)	$6,075	$1	$6,076	$9.90	614
TOPS Managed Risk Moderate Growth ETF (Advantedge)	160,546	(214)	160,332	9.74	16,479
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)	1,570,462	(1,952)	1,568,510	9.76	160,976
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV) *	397	—	397	9.32	43
American Funds Capital Income Builder (Pinnacle V) *	61,436	(1)	61,435	9.31	6,599
American Funds Capital Income Builder (AnnuiChoice II) *	6,222	—	6,222	9.34	666
American Funds Global Growth (AdvantEdge)	143,595	—	143,595	11.04	13,008
American Funds Global Growth (AnnuiChoice)	326,318	—	326,318	11.18	29,194
American Funds Global Growth (AnnuiChoice II)	150,122	(27)	150,095	11.14	13,472
American Funds Global Growth (GrandMaster)	1,018,561	1	1,018,562	11.10	91,789
American Funds Global Growth (GrandMaster flex3)	140,557	1	140,558	11.05	12,719
American Funds Global Growth (Pinnacle)	39,802	(1)	39,801	11.10	3,587
American Funds Global Growth (Pinnacle IV)	2,503,996	1	2,503,997	11.07	226,121
American Funds Global Growth (Pinnacle V)	6,521,021	2	6,521,023	11.05	590,103
American Funds Growth (AdvantEdge)	43,033	(1)	43,032	11.65	3,694
American Funds Growth (AnnuiChoice)	18,012	(1)	18,011	11.80	1,527
American Funds Growth (AnnuiChoice II)	110,544	1	110,545	11.76	9,400
American Funds Growth (GrandMaster)	27,050	3	27,053	11.71	2,310
American Funds Growth (GrandMaster flex3)	11,001	(2)	10,999	11.66	943
American Funds Growth (Pinnacle)	31,610	(1)	31,609	11.71	2,699
American Funds Growth (Pinnacle IV)	87,075	(1)	87,074	11.69	7,451
American Funds Growth (Pinnacle V)	707,797	1	707,798	11.66	60,689
American Funds Growth-Income (AdvantEdge)	193,470	1	193,471	11.29	17,138
American Funds Growth-Income (AnnuiChoice)	469,967	3	469,970	11.43	41,116
American Funds Growth-Income (AnnuiChoice II)	129,037	2	129,039	11.39	11,324
American Funds Growth-Income (GrandMaster)	1,212,049	4	1,212,053	11.35	106,812
American Funds Growth-Income (GrandMaster flex3)	149,162	1	149,163	11.30	13,200
American Funds Growth-Income (Pinnacle)	2,989	—	2,989	11.35	263
American Funds Growth-Income (Pinnacle IV)	3,167,217	2	3,167,219	11.32	279,691
American Funds Growth-Income (Pinnacle V)	8,058,326	(1)	8,058,325	11.30	713,100
American Funds New World (AdvantEdge)	35,150	(1)	35,149	8.86	3,966
American Funds New World (AnnuiChoice)	5,009	—	5,009	8.97	558
American Funds New World (AnnuiChoice II)	13,242	—	13,242	8.95	1,480
American Funds New World (GrandMaster)	31,246	—	31,246	8.91	3,507
American Funds New World (GrandMaster flex3)	29,337	2	29,339	8.87	3,307
American Funds New World (Pinnacle)	23,711	—	23,711	8.91	2,662
American Funds New World (Pinnacle IV)	41,924	—	41,924	8.89	4,716
American Funds New World (Pinnacle V)	71,431	1	71,432	8.87	8,051
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	447,609	1	447,610	22.75	19,671
Deutsche Small Cap Index VIP (Pinnacle IV)	23,485	1	23,486	21.87	1,074
Non-Affiliated Class B:
Deutsche Small Cap Index (AnnuiChoice II)	115,585	—	115,585	15.28	7,564
Deutsche Small Cap Index (AnnuiChoice)	99,059	—	99,059	21.97	4,509
Deutsche Small Cap Index (GrandMaster flex3)	50,817	—	50,817	20.21	2,515
Deutsche Small Cap Index (Grandmaster)	118,304	(1)	118,303	18.89	6,263
Deutsche Small Cap Index (IQ3)	101,666	1	101,667	20.48	4,965
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	8,558	—	8,558	15.98	535
Deutsche Small Cap Index (Pinnacle Plus)	52,825	(2)	52,823	21.03	2,512
Deutsche Small Cap Index VIP (Pinnacle IV)	257,277	(3)	257,274	20.48	12,565
Deutsche Small Cap Index VIP (Pinnacle V)	327,566	(15)	327,551	12.98	25,227
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	65,725	—	65,725	10.86	6,054
Pimco VIT All Asset (IQ Annuity)	267,993	(1)	267,992	10.89	24,612
Pimco VIT All Asset (Pinnacle)	122,758	(3)	122,755	10.97	11,186
Pimco VIT All Asset (Pinnacle II Reduced M&E)	13,210	1	13,211	11.08	1,192
Pimco VIT All Asset (AnnuiChoice II)	137,104	(1)	137,103	11.24	12,197
Pimco VIT All Asset (AnnuiChoice)	41,901	1	41,902	11.28	3,716
Pimco VIT All Asset (GrandMaster flex3)	102,062	(1)	102,061	10.80	9,446
Pimco VIT All Asset (Grandmaster)	105,275	—	105,275	10.97	9,593
Pimco VIT All Asset (Pinnacle IV)	131,675	(2)	131,673	10.98	11,997
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	11,325	1	11,326	10.02	1,131
Pimco VIT All Asset (Pinnacle V)	162,287	2	162,289	10.89	14,904
Pimco VIT Commodity Real Return (Pinnacle)	11,236	2	11,238	3.82	2,941
Pimco VIT Commodity Real Return (Pinnacle IV)	55,118	(1)	55,117	3.82	14,433
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)	1,746	(2)	1,744	3.86	452
Pimco VIT Commodity Real Return (Pinnacle V)	963,254	(6)	963,248	3.79	254,251
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	282,229	1	282,230	3.78	74,716
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	197,775	(1)	197,774	3.91	50,565

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	$26,547	$(3)	$26,544	$3.93	6,761
Pimco VIT Commodity Real Return Strategy (Grandmaster)	25,922	—	25,922	3.82	6,784
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	50,726	(2)	50,724	3.79	13,379
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	35,529	—	35,529	3.76	9,444
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	4,808	(1)	4,807	5.10	942
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	11,800	1	11,801	3.73	3,166
Pimco VIT Long Term Government (IQ Annuity)	1,173	1	1,174	10.04	117
Pimco VIT Long Term Government (Pinnacle)	26,410	163	26,573	10.04	2,630
Pimco VIT Long Term Government (Pinnacle V)	7,353	—	7,353	10.01	734
Pimco VIT Long Term Government (Pinnacle IV)	196,903	15	196,918	9.99	19,717
Pimco VIT Long Term Government (Annuichoice)	27,149	3	27,152	10.14	2,678
Pimco VIT Long Term Government (AnnuiChoice II)	29,598	—	29,598	10.10	2,932
Pimco VIT Low Duration (AnnuiChoice II)	1,568,547	(2)	1,568,545	11.44	137,066
Pimco VIT Low Duration (AnnuiChoice)	116,291	(1)	116,290	11.61	10,016
Pimco VIT Low Duration (GrandMaster flex3)	5,009,958	—	5,009,958	11.13	450,329
Pimco VIT Low Duration (Grandmaster)	618,843	(1)	618,842	11.30	54,767
Pimco VIT Low Duration (IQ Annuity)	831,269	2	831,271	11.21	74,142
Pimco VIT Low Duration (Pinnacle)	2,198,580	1	2,198,581	11.30	194,573
Pimco VIT Low Duration (Pinnacle IV)	200,478	1	200,479	11.17	17,942
Pimco VIT Low Duration (Pinnacle II Reduced M&E)	191,810	1	191,811	11.41	16,810
Pimco VIT Low Duration (AdvantEdge)	73,190	(2)	73,188	11.05	6,622
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	36,888	—	36,888	10.08	3,661
Pimco VIT Low Duration (Pinnacle Plus)	40,476	(3)	40,473	11.02	3,672
Pimco VIT Low Duration (Pinnacle V)	975,238	10	975,248	11.09	87,977
Pimco VIT Real Return (Pinnacle IV)	130,625	(1)	130,624	11.30	11,563
Pimco VIT Real Return (AdvantEdge)	48,565	(1)	48,564	11.17	4,346
Pimco VIT Real Return (AnnuiChoice II)	257,722	2	257,724	11.57	22,276
Pimco VIT Real Return (AnnuiChoice)	123,502	(2)	123,500	11.71	10,543
Pimco VIT Real Return (GrandMaster flex3)	48,954	3	48,957	11.22	4,362
Pimco VIT Real Return (Grandmaster)	73,818	(3)	73,815	11.40	6,475
Pimco VIT Real Return (IQ Annuity)	107,527	(4)	107,523	11.31	9,506
Pimco VIT Real Return (Pinnacle)	18,339	(3)	18,336	11.40	1,609
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	28,025	—	28,025	9.97	2,812
Pimco VIT Real Return (Pinnacle Plus)	5,540	(4)	5,536	11.12	498
Pimco VIT Real Return (Pinnacle V)	370,630	(1)	370,629	11.21	33,071
Pimco VIT Total Return (Pinnacle V)	23,538,777	10	23,538,787	12.97	1,814,365
Pimco VIT Total Return (AdvantEdge)	6,064,566	3	6,064,569	12.94	468,842
Pimco VIT Total Return (AnnuiChoice II)	4,027,984	2	4,027,986	13.39	300,746
Pimco VIT Total Return (AnnuiChoice)	579,774	(1)	579,773	13.36	43,405
Pimco VIT Total Return (GrandMaster flex3)	425,012	(2)	425,010	12.80	33,207
Pimco VIT Total Return (Grandmaster)	512,472	(3)	512,469	13.00	39,423
Pimco VIT Total Return (IQ Annuity)	935,003	2	935,005	12.90	72,489
Pimco VIT Total Return (Pinnacle)	990,995	1	990,996	13.00	76,234
Pimco VIT Total Return (Pinnacle IV)	637,050	(1)	637,049	13.08	48,714
Pimco VIT Total Return (Pinnacle II Reduced M&E)	14,610	(1)	14,609	13.13	1,113
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	82,653	(2)	82,651	10.73	7,701
Pimco VIT Total Return (Pinnacle Plus)	449,327	2	449,329	12.68	35,437
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)	15,347	(1)	15,346	7.35	2,087
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)	8,996	(1)	8,995	7.30	1,232
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)	376,516	(4)	376,512	7.25	51,949
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	214,122	(1)	214,121	7.22	29,640
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	74,416	—	74,416	7.46	9,976
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	51,397	—	51,397	7.25	7,091
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	23,714	(1)	23,713	7.30	3,248
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	9,171	1	9,172	7.19	1,276
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	91,917	(2)	91,915	8.82	10,425
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	146,204	—	146,204	9.13	16,015
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	14,818	2	14,820	9.11	1,627
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	6,049	(1)	6,048	8.73	693
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	53,103	4	53,107	8.87	5,990
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	41,490	—	41,490	8.80	4,717
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	339	—	339	8.87	38
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	50,675	(2)	50,673	8.91	5,685
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	98	(1)	97	10.97	9
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	26,038	—	26,038	8.65	3,011
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	191,043	—	191,043	8.84	21,603
Guggenheim VT Long Short Equity (AdvantEdge)	21,217	—	21,217	10.02	2,117
Guggenheim VT Long Short Equity (AnnuiChoice II)	74,707	—	74,707	10.38	7,198
Guggenheim VT Long Short Equity (AnnuiChoice)	69,298	(3)	69,295	10.21	6,791

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Investor Class (continued):
Guggenheim VT Long Short Equity (GrandMaster flex3)	$8,939	$—	$8,939	$9.78	914
Guggenheim VT Long Short Equity (Grandmaster)	2,335	(1)	2,334	9.93	235
Guggenheim VT Long Short Equity (IQ Annuity)	46,016	(2)	46,014	9.85	4,670
Guggenheim VT Long Short Equity (Pinnacle)	9,620	—	9,620	9.93	969
Guggenheim VT Long Short Equity (Pinnacle IV)	33,282	2	33,284	10.13	3,284
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	4,685	(1)	4,684	11.77	398
Guggenheim VT Long Short Equity (Pinnacle Plus)	8,116	1	8,117	9.69	838
Guggenheim VT Long Short Equity (Pinnacle V)	80,950	(10)	80,940	10.05	8,052
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)	112,468	—	112,468	26.77	4,201
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	539,495	3	539,498	25.69	20,997
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	41,337	—	41,337	25.31	1,633
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	793,164	—	793,164	24.42	32,475
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	239,500	2	239,502	25.96	9,224
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	18,222	(1)	18,221	26.10	698
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	774,840	—	774,840	25.19	30,758
iShares TIPS Bond ETF (Varoom)	83,007	1	83,008	25.56	3,248
iShares TIPS Bond ETF (Varoom GLWB 2)	46,069	(2)	46,067	24.53	1,878
iShares TIPS Bond ETF (Varoom GLWB 3)	3,814	3	3,817	22.84	167
iShares TIPS Bond ETF (Varoom GLWB 5)	84,950	—	84,950	22.05	3,853
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	14,972	(1)	14,971	28.02	534
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	23,711	—	23,711	26.90	882
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	62,557	(1)	62,556	27.31	2,290
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	223,901	1	223,902	26.36	8,493
iShares S&P 500 Growth ETF (Varoom)	150,157	(1)	150,156	43.73	3,434
iShares S&P 500 Growth ETF (Varoom GLWB 1)	660,489	(1)	660,488	42.40	15,578
iShares S&P 500 Growth ETF (Varoom GLWB 2)	34,800	1	34,801	41.97	829
iShares S&P 500 Growth ETF (Varoom GLWB 3)	98,002	2	98,004	42.53	2,304
iShares S&P 500 Growth ETF (Varoom GLWB 4)	5,004,197	(1)	5,004,196	41.39	120,906
iShares S&P 500 Growth ETF (Varoom GLWB 5)	119,609	(1)	119,608	41.04	2,914
iShares Core S&P 500 Index ETF (Varoom)	386,343	—	386,343	41.59	9,288
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	8,170,049	1	8,170,050	40.33	202,560
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	722,747	(5)	722,742	39.92	18,105
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	949,407	3	949,410	41.29	22,994
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	45,586,533	311	45,586,844	40.19	1,134,399
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	2,531,363	(2)	2,531,361	39.85	63,522
iShares S&P 500 Value ETF (Varoom)	71,177	1	71,178	38.44	1,852
iShares S&P 500 Value ETF (Varoom GLWB 1)	413,502	2	413,504	37.28	11,093
iShares S&P 500 Value ETF (Varoom GLWB 2)	37,086	1	37,087	36.90	1,005
iShares S&P 500 Value ETF (Varoom GLWB 3)	129,568	—	129,568	39.59	3,272
iShares S&P 500 Value ETF (Varoom GLWB 4)	1,907,511	79	1,907,590	38.54	49,500
iShares S&P 500 Value ETF (Varoom GLWB 5)	136,731	1	136,732	38.21	3,578
iShares Core S&P MidCap Index ETF (Varoom)	187,474	1	187,475	37.67	4,977
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	2,276,521	2	2,276,523	36.53	62,327
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	286,053	(1)	286,052	36.15	7,913
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	271,949	1	271,950	38.87	6,997
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	12,900,364	103	12,900,467	37.83	341,014
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	550,278	(1)	550,277	37.51	14,669
iShares Core S&P Small Cap Index ETF (Varoom)	133,505	(2)	133,503	38.87	3,435
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	1,138,795	3	1,138,798	37.69	30,213
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	143,635	—	143,635	37.31	3,850
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	171,855	—	171,855	40.04	4,292
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	6,453,788	66	6,453,854	38.97	165,600
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	481,527	(1)	481,526	38.65	12,460
iShares International Treasury Bond (Varoom)	25,907	1	25,908	22.51	1,151
iShares International Treasury Bond (Varoom GLWB 1)	1,155,364	—	1,155,364	21.83	52,924
iShares International Treasury Bond (Varoom GLWB 2)	18,143	3	18,146	21.61	840
iShares International Treasury Bond (Varoom GLWB 3)	28,927	(1)	28,926	22.37	1,293
iShares International Treasury Bond (Varoom GLWB 4)	6,552,867	8	6,552,875	21.77	301,038
iShares International Treasury Bond (Varoom GLWB 5)	32,378	1	32,379	21.59	1,500
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	234,206	1	234,207	37.72	6,209
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	506,648	4	506,652	36.20	13,994
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	114,299	(3)	114,296	36.42	3,138
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	1,159,816	—	1,159,816	35.15	32,994
Vanguard Emerging Markets Index Fund ETF (Varoom)	24,786	—	24,786	18.17	1,364
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	135,634	—	135,634	17.44	7,779
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	54,358	2	54,360	21.20	2,564
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	250,412	2	250,414	20.46	12,239
Vanguard Developed Markets Index Fund ETF (Varoom)	36,173	(1)	36,172	27.38	1,321
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 1)	1,143,733	(1)	1,143,732	26.55	43,076

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
ETF Shares (continued):
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 2)	$154,951	$4	$154,955	$26.28	5,896
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 3)	185,143	2	185,145	30.77	6,016
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 4)	6,477,193	64	6,477,257	29.95	216,257
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 5)	330,574	(2)	330,572	29.70	11,130
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	8,870	(1)	8,869	29.48	301
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	18,980	(1)	18,979	28.29	671
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	82,675	2	82,677	27.74	2,980
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	80,332	2	80,334	26.77	3,000
Vanguard Large-Cap Index ETF (Varoom)	66,128	—	66,128	41.10	1,609
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	309,745	3	309,748	39.45	7,852
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	169,178	1	169,179	41.20	4,106
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	675,970	1	675,971	39.76	17,000
Vanguard Mega Cap Index ETF (Varoom)	33,192	—	33,192	41.40	802
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	22,501	—	22,501	39.73	566
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	28,124	1	28,125	41.33	680
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	87,318	(1)	87,317	39.89	2,189
Vanguard REIT Index ETF (Varoom)	47,705	(1)	47,704	40.24	1,185
Vanguard REIT Index ETF (Varoom GLWB 2)	112,575	—	112,575	38.62	2,915
Vanguard REIT Index ETF (Varoom GLWB 3)	114,201	—	114,201	39.29	2,907
Vanguard REIT Index ETF (Varoom GLWB 5)	260,209	—	260,209	37.92	6,863
Vanguard Total Bond Market Index ETF (Varoom)	217,562	(1)	217,561	26.78	8,123
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	8,094,294	(2)	8,094,292	25.97	311,661
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	746,608	(2)	746,606	25.71	29,045
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	764,815	—	764,815	25.23	30,309
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	45,956,126	(69)	45,956,057	24.56	1,871,280
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	2,625,014	1	2,625,015	24.35	107,788
Vanguard VI Money Market (Varoom GLWB 2)	4,775	(10)	4,765	8.83	541
Vanguard VI Money Market (Varoom GLWB 3)	131,828	(207)	131,621	9.29	14,188
Vanguard VI Money Market (Varoom GLWB 5)	169,836	(386)	169,450	8.97	18,939
Vanguard Short Term Bond ETF (Varoom GLWB 2)	11,853	—	11,853	23.57	503
Vanguard Short Term Bond ETF (Varoom GLWB 3)	52,922	2	52,924	24.16	2,191
Vanguard Short Term Bond ETF (Varoom GLWB 5)	462,347	—	462,347	23.39	19,763

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$3,240	$5,570	$(2,330)	$47,523	$—	$(37,229)	$10,294	$7,964
Touchstone Aggressive ETF (AnnuiChoice ®)	10,273	6,374	3,899	33,001	—	(43,849)	(10,848)	(6,949)
Touchstone Aggressive ETF (AnnuiChoice II)	10,708	7,803	2,905	39,681	—	(50,595)	(10,914)	(8,009)
Touchstone Aggressive ETF (GrandMaster flex3)	23,148	22,421	727	136,986	—	(162,616)	(25,630)	(24,903)
Touchstone Aggressive ETF (Grandmaster)	2,076	1,530	546	972	—	(2,638)	(1,666)	(1,120)
Touchstone Aggressive ETF (IQ Advisor Standard)	4,411	1,575	2,836	743	—	(5,396)	(4,653)	(1,817)
Touchstone Aggressive ETF (IQ Annuity)	103,363	91,993	11,370	60,505	—	(168,079)	(107,574)	(96,204)
Touchstone Aggressive ETF (Pinnacle)	7,311	6,044	1,267	4,739	—	(12,446)	(7,707)	(6,440)
Touchstone Aggressive ETF (Pinnacle IV)	7,074	6,919	155	11,322	—	(17,477)	(6,155)	(6,000)
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	1,161	159	1,002	(2)	—	(1,393)	(1,395)	(393)
Touchstone Aggressive ETF (Pinnacle Plus)	2,663	3,642	(979)	5,940	—	(8,502)	(2,562)	(3,541)
Touchstone Aggressive ETF (Pinnacle V)	38,093	35,794	2,299	131,628	—	(167,236)	(35,608)	(33,309)
Touchstone Baron Small Cap Growth (Pinnacle)	4,031	19,972	(15,941)	(108,975)	527,545	(484,632)	(66,062)	(82,003)
Touchstone Baron Small Cap Growth (Pinnacle IV)	1,938	10,959	(9,021)	(241,898)	253,653	(48,095)	(36,340)	(45,361)
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	429	1,748	(1,319)	(38,738)	56,064	(25,963)	(8,637)	(9,956)
Touchstone Baron Small Cap Growth (Pinnacle V)	8,234	43,638	(35,404)	(1,149,859)	1,077,521	(91,217)	(163,555)	(198,959)
Touchstone Baron Small Cap Growth (AdvantEdge)	1,229	7,251	(6,022)	(125,484)	160,826	(57,621)	(22,279)	(28,301)
Touchstone Baron Small Cap Growth (AnnuiChoice II)	1,711	6,438	(4,727)	(202,714)	223,914	(55,731)	(34,531)	(39,258)
Touchstone Baron Small Cap Growth (AnnuiChoice)	1,436	5,132	(3,696)	(90,525)	187,892	(117,004)	(19,637)	(23,333)
Touchstone Baron Small Cap Growth (GrandMaster flex3)	1,899	8,368	(6,469)	(191,982)	248,567	(63,762)	(7,177)	(13,646)
Touchstone Baron Small Cap Growth (Grandmaster)	954	5,184	(4,230)	(135,231)	124,805	(12,483)	(22,909)	(27,139)
Touchstone Baron Small Cap Growth (IQ Advisor Standard)	70	1,025	(955)	12,295	9,089	(29,660)	(8,276)	(9,231)
Touchstone Baron Small Cap Growth (IQ Annuity)	6,660	35,924	(29,264)	(521,670)	871,581	(455,634)	(105,723)	(134,987)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	206	703	(497)	(28,925)	26,943	(1,292)	(3,274)	(3,771)
Touchstone Baron Small Cap Growth (Pinnacle Plus)	795	5,423	(4,628)	(95,690)	103,970	(20,734)	(12,454)	(17,082)
Touchstone Conservative ETF (AdvantEdge)	3,471	4,672	(1,201)	25,813	11,174	(38,806)	(1,819)	(3,020)
Touchstone Conservative ETF (AnnuiChoice II)	18,669	14,348	4,321	22,611	61,369	(105,952)	(21,972)	(17,651)
Touchstone Conservative ETF (AnnuiChoice)	2,590	7,121	(4,531)	40,935	33,748	(76,855)	(2,172)	(6,703)
Touchstone Conservative ETF (GrandMaster flex3)	1,159	2,340	(1,181)	16,043	3,684	(16,698)	3,029	1,848
Touchstone Conservative ETF (Grandmaster)	1,021	1,071	(50)	708	3,292	(4,842)	(842)	(892)
Touchstone Conservative ETF (IQ Advisor Standard)	2,607	1,033	1,574	196	8,387	(11,590)	(3,007)	(1,433)
Touchstone Conservative ETF (IQ Annuity)	11,682	11,258	424	16,606	37,654	(68,321)	(14,061)	(13,637)
Touchstone Conservative ETF (Pinnacle)	2,170	2,119	51	334	6,984	(9,451)	(2,133)	(2,082)
Touchstone Conservative ETF (Pinnacle IV)	9,186	9,517	(331)	1,146	29,753	(41,371)	(10,472)	(10,803)
Touchstone Conservative ETF (Pinnacle II Reduced M&E)	—	336	(336)	7,575	—	(5,364)	2,211	1,875
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	86	60	26	5	279	(424)	(140)	(114)
Touchstone Conservative ETF (Pinnacle Plus)	2,306	3,872	(1,566)	8,610	7,427	(16,764)	(727)	(2,293)
Touchstone Conservative ETF Fund (Pinnacle V)	95,328	96,917	(1,589)	41,955	306,337	(452,825)	(104,533)	(106,122)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Active Bond (AdvantEdge)	$6,720	$4,001	$2,719	$(10,477)	$—	$7	$(10,470)	$(7,751)
Touchstone Active Bond (AnnuiChoice II)	8,271	2,887	5,384	(3)	—	(13,282)	(13,285)	(7,901)
Touchstone Active Bond (AnnuiChoice)	11,333	6,445	4,888	(30,731)	—	15,500	(15,231)	(10,343)
Touchstone Active Bond (GrandMaster flex3)	7,226	3,464	3,762	(16,707)	—	5,220	(11,487)	(7,725)
Touchstone Active Bond (Grandmaster)	7,289	15,463	(8,174)	(84,015)	—	80,808	(3,207)	(11,381)
Touchstone Active Bond (IQ Advisor Standard)	—	699	(699)	2,424	—	(2,489)	(65)	(764)
Touchstone Active Bond (IQ Annuity)	12,398	5,211	7,187	(365)	—	(19,365)	(19,730)	(12,543)
Touchstone Active Bond (Pinnacle)	19,605	8,562	11,043	(77)	—	(31,252)	(31,329)	(20,286)
Touchstone Active Bond (Pinnacle IV)	17,620	32,818	(15,198)	(182,993)	—	173,264	(9,729)	(24,927)
Touchstone Active Bond (Pinnacle II Reduced M&E)	118	4	114	—	—	(177)	(177)	(63)
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	2,776	1,396	1,380	(26)	—	(4,466)	(4,492)	(3,112)
Touchstone Active Bond (Pinnacle Plus)	5,035	3,218	1,817	(14,258)	—	6,367	(7,891)	(6,074)
Touchstone Active Bond (PinnacleV)	98,299	74,843	23,456	(165,468)	—	24,571	(140,897)	(117,441)
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	3,978	4,221	(243)	3,903	—	(7,934)	(4,031)	(4,274)
Touchstone GMAB Aggressive ETF (Pinnacle IV)	11,125	13,938	(2,813)	31,711	—	(42,665)	(10,954)	(13,767)
Touchstone GMAB Aggressive ETF (Pinnacle V)	9,467	13,206	(3,739)	49,539	—	(56,494)	(6,955)	(10,694)
Touchstone GMAB Conservative ETF (AnnuiChoice II)	3,564	4,175	(611)	2,453	11,468	(17,995)	(4,074)	(4,685)
Touchstone GMAB Conservative ETF (Pinnacle IV)	8,621	12,097	(3,476)	9,464	27,767	(46,666)	(9,435)	(12,911)
Touchstone GMAB Conservative ETF (Pinnacle V)	8,102	12,100	(3,998)	12,553	26,081	(47,439)	(8,805)	(12,803)
Touchstone GMAB Moderate ETF (AnnuiChoice II)	599	553	46	227	3,690	(4,567)	(650)	(604)
Touchstone GMAB Moderate ETF (Pinnacle IV)	13,421	15,568	(2,147)	96,976	82,693	(192,268)	(12,599)	(14,746)
Touchstone GMAB Moderate ETF(Pinnacle V)	9,723	11,674	(1,951)	57,171	71,883	(140,649)	(11,595)	(13,546)
Touchstone High Yield (AdvantEdge)	30,836	11,036	19,800	(126,947)	—	110,749	(16,198)	3,602
Touchstone High Yield (AnnuiChoice II)	14,445	1,324	13,121	(37,734)	—	21,166	(16,568)	(3,447)
Touchstone High Yield (AnnuiChoice)	25,032	2,098	22,934	(64,217)	—	37,794	(26,423)	(3,489)
Touchstone High Yield (GrandMaster flex3)	29,566	4,987	24,579	(74,223)	—	39,098	(35,125)	(10,546)
Touchstone High Yield (Grandmaster)	6,020	1,626	4,394	(26,033)	—	19,821	(6,212)	(1,818)
Touchstone High Yield (IQ Advisor Standard)	—	963	(963)	(22,346)	—	20,240	(2,106)	(3,069)
Touchstone High Yield (IQ Annuity)	36,110	6,156	29,954	(113,684)	—	76,596	(37,088)	(7,134)
Touchstone High Yield (Pinnacle)	41,668	5,497	36,171	(118,118)	—	77,806	(40,312)	(4,141)
Touchstone High Yield (Pinnacle IV)	63,378	8,656	54,722	(174,007)	—	105,212	(68,795)	(14,073)
Touchstone High Yield (Pinnacle II Reduced M&E)	680	208	472	(1,996)	—	901	(1,095)	(623)
Touchstone High Yield (Pinnacle Plus Reduced M&E)	4,143	387	3,756	(8,495)	—	3,812	(4,683)	(927)
Touchstone High Yield (Pinnacle Plus)	15,605	2,370	13,235	(49,578)	—	33,086	(16,492)	(3,257)
Touchstone High Yield (PinnacleV)	132,728	20,172	112,556	(392,908)	—	243,714	(149,194)	(36,638)
Touchstone Large Cap Core Equity (AdvantEdge)	9,737	10,128	(391)	18,833	—	(53,267)	(34,434)	(34,825)
Touchstone Large Cap Core Equity (AnnuiChoice II)	9,752	6,731	3,021	22,927	—	(57,280)	(34,353)	(31,332)
Touchstone Large Cap Core Equity (AnnuiChoice)	7,426	5,323	2,103	60,116	—	(87,303)	(27,187)	(25,084)
Touchstone Large Cap Core Equity (GrandMaster flex3)	2,169	2,154	15	4,952	—	(13,626)	(8,674)	(8,659)
Touchstone Large Cap Core Equity (Grandmaster)	1,453	1,498	(45)	14,559	—	(19,354)	(4,795)	(4,840)
Touchstone Large Cap Core Equity (IQ Advisor Standard)	102	39	63	21	—	(382)	(361)	(298)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Large Cap Core Equity (IQ Annuity)	$5,436	$5,085	$351	$12,318	$—	$(31,761)	$(19,443)	$(19,092)
Touchstone Large Cap Core Equity (Pinnacle)	94,066	87,392	6,674	309,229	—	(651,798)	(342,569)	(335,895)
Touchstone Large Cap Core Equity (Pinnacle IV)	19,671	47,228	(27,557)	339,843	—	(616,848)	(277,005)	(304,562)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	6,323	4,871	1,452	18,439	—	(43,344)	(24,905)	(23,453)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	3,219	2,460	759	8,390	—	(18,748)	(10,358)	(9,599)
Touchstone Large Cap Core Equity (Pinnacle Plus)	3,423	3,832	(409)	11,570	—	(24,219)	(12,649)	(13,058)
Touchstone Large Cap Core Equity (PinnacleV)	107,284	143,179	(35,895)	659,471	—	(1,350,974)	(691,503)	(727,398)
Touchstone Focused (AdvantEdge)	—	1,012	(1,012)	1,436	28,557	(46,218)	(16,225)	(17,237)
Touchstone Focused (AnnuiChoice II)	—	19,143	(19,143)	11,929	144,620	(161,316)	(4,767)	(23,910)
Touchstone Focused (AnnuiChoice)	—	17,154	(17,154)	336,781	151,379	(492,927)	(4,767)	(21,921)
Touchstone Focused (GrandMaster flex3)	—	5,247	(5,247)	24,323	67,896	(105,295)	(13,076)	(18,323)
Touchstone Focused (Grandmaster)	—	2,823	(2,823)	5,301	48,731	(78,703)	(24,671)	(27,494)
Touchstone Focused (IQ Advisor Standard)	—	62	(62)	36	2,475	(3,682)	(1,171)	(1,233)
Touchstone Focused (IQ Annuity)	—	13,275	(13,275)	94,413	262,519	(468,447)	(111,515)	(124,790)
Touchstone Focused (Pinnacle)	—	13,393	(13,393)	116,809	285,414	(542,801)	(140,578)	(153,971)
Touchstone Focused (Pinnacle IV)	—	23,091	(23,091)	110,193	197,771	(349,539)	(41,575)	(64,666)
Touchstone Focused (Pinnacle II Reduced M&E)	—	543	(543)	145	29,480	(47,770)	(18,145)	(18,688)
Touchstone Focused (Pinnacle Plus Reduced M&E)	—	2,762	(2,762)	1,627	34,392	(41,909)	(5,890)	(8,652)
Touchstone Focused (Pinnacle Plus)	—	5,346	(5,346)	10,673	36,241	(61,112)	(14,198)	(19,544)
Touchstone Focused (PinnacleV)	—	56,936	(56,936)	130,609	383,816	(573,664)	(59,239)	(116,175)
Touchstone Moderate ETF (AdvantEdge)	10,915	9,832	1,083	69,421	67,243	(144,152)	(7,488)	(6,405)
Touchstone Moderate ETF (AnnuiChoice II)	43,551	25,331	18,220	132,649	269,295	(441,080)	(39,136)	(20,916)
Touchstone Moderate ETF (AnnuiChoice)	35,119	20,145	14,974	142,121	216,781	(395,146)	(36,244)	(21,270)
Touchstone Moderate ETF (GrandMaster flex3)	25,999	23,130	2,869	182,815	173,686	(380,876)	(24,375)	(21,506)
Touchstone Moderate ETF (Grandmaster)	2,486	2,032	454	3,443	15,311	(22,098)	(3,344)	(2,890)
Touchstone Moderate ETF (IQ Advisor Enhanced)	738	308	430	91	4,541	(5,437)	(805)	(375)
Touchstone Moderate ETF (IQ Advisor Standard)	2,594	594	2,000	183	15,973	(18,991)	(2,835)	(835)
Touchstone Moderate ETF (IQ Annuity)	28,446	22,157	6,289	25,866	175,325	(230,165)	(28,974)	(22,685)
Touchstone Moderate ETF (Pinnacle)	6,337	4,989	1,348	10,410	42,575	(59,942)	(6,957)	(5,609)
Touchstone Moderate ETF (Pinnacle IV)	22,706	19,041	3,665	134,780	140,156	(295,749)	(20,813)	(17,148)
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	115	91	24	34	746	(888)	(108)	(84)
Touchstone Moderate ETF (Pinnacle Plus)	4,816	4,831	(15)	24,068	29,669	(61,099)	(7,362)	(7,377)
Touchstone Moderate ETF (Pinnacle V)	55,378	49,889	5,489	232,222	343,657	(638,350)	(62,471)	(56,982)
Touchstone Money Market (AdvantEdge)	21	3,338	(3,317)	—	—	8	8	(3,309)
Touchstone Money Market (AnnuiChoice II)	18	2,113	(2,095)	—	—	—	—	(2,095)
Touchstone Money Market (AnnuiChoice)	24	2,414	(2,390)	—	—	2	2	(2,388)
Touchstone Money Market (GrandMaster flex3)	40	6,254	(6,214)	—	—	7	7	(6,207)
Touchstone Money Market (Grandmaster)	59	9,758	(9,699)	—	—	45	45	(9,654)
Touchstone Money Market (IQ Advisor Enhanced)	3	189	(186)	—	—	—	—	(186)
Touchstone Money Market (IQ Annuity)	6	901	(895)	—	—	(35)	(35)	(930)
Touchstone Money Market (IQ3)	58	8,374	(8,316)	—	—	17	17	(8,299)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Money Market (Pinnacle)	$41	$6,827	$(6,786)	$—	$—	$26	$26	$(6,760)
Touchstone Money Market (Pinnacle IV)	140	20,386	(20,246)	—	—	29	29	(20,217)
Touchstone Money Market (Pinnacle II Reduced M&E)	1	97	(96)	—	—	—	—	(96)
Touchstone Money Market (Pinnacle Plus Reduced M&E)	—	11	(11)	—	—	—	—	(11)
Touchstone Money Market (Pinnacle Plus)	14	2,346	(2,332)	—	—	8	8	(2,324)
Touchstone Money Market (Pinnacle V)	249	47,899	(47,650)	—	—	41	41	(47,609)
Touchstone Third Avenue Value (AdvantEdge)	2,302	824	1,478	(16,948)	6,982	4,173	(5,793)	(4,315)
Touchstone Third Avenue Value (AnnuiChoice II)	21,222	6,073	15,149	(39,562)	64,362	(81,133)	(56,333)	(41,184)
Touchstone Third Avenue Value (AnnuiChoice)	48,382	11,673	36,709	(116,378)	146,737	(147,879)	(117,520)	(80,811)
Touchstone Third Avenue Value (GrandMaster flex3)	17,202	6,134	11,068	(38,353)	52,174	(51,577)	(37,756)	(26,688)
Touchstone Third Avenue Value (Grandmaster)	19,251	6,783	12,468	14,889	58,388	(119,437)	(46,160)	(33,692)
Touchstone Third Avenue Value (IQ Advisor Standard)	587	217	370	(2,053)	1,780	(2,936)	(3,209)	(2,839)
Touchstone Third Avenue Value (IQ Annuity)	77,021	24,064	52,957	(29,003)	233,595	(377,759)	(173,167)	(120,210)
Touchstone Third Avenue Value (Pinnacle)	146,712	45,155	101,557	54,238	444,961	(839,324)	(340,125)	(238,568)
Touchstone Third Avenue Value (Pinnacle IV)	75,189	25,239	49,950	(124,531)	228,039	(276,447)	(172,939)	(122,989)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	17,206	4,578	12,628	(58,032)	52,184	(36,541)	(42,389)	(29,761)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	14,357	3,494	10,863	(102,035)	43,544	28,675	(29,816)	(18,953)
Touchstone Third Avenue Value (Pinnacle Plus)	8,831	3,630	5,201	(76,742)	26,785	27,227	(22,730)	(17,529)
Touchstone Third Avenue Value (Pinnacle V)	20,520	7,203	13,317	(84,865)	62,236	(23,214)	(45,843)	(32,526)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	18,127	16,759	1,368	19,011	37,068	(65,955)	(9,876)	(8,508)
Fidelity VIP Balanced (Pinnacle II Reduced M&E)	103	75	28	6	199	(267)	(62)	(34)
Fidelity VIP Balanced (Grandmaster)	22,776	22,210	566	39,743	49,991	(102,189)	(12,455)	(11,889)
Fidelity VIP Overseas (Pinnacle)	1,425	1,915	(490)	(5,704)	105	11,223	5,624	5,134
Fidelity VIP Overseas (Pinnacle IV)	997	1,086	(89)	(101)	74	1,787	1,760	1,671
Fidelity VIP Equity-Income (Grandmaster)	264,857	121,387	143,470	(265,328)	855,435	(1,188,247)	(598,140)	(454,670)
Fidelity VIP Equity-Income (Pinnacle)	67,013	29,972	37,041	(42,013)	214,828	(324,435)	(151,620)	(114,579)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	1,440	499	941	994	4,105	(8,390)	(3,291)	(2,350)
Fidelity VIP Growth (Grandmaster)	17,257	97,011	(79,754)	628,811	220,940	(366,739)	483,012	403,258
Fidelity VIP High Income (Grandmaster)	99,382	20,925	78,457	(62,550)	—	(93,344)	(155,894)	(77,437)
Fidelity VIP II Asset Manager (Grandmaster)	66,011	62,121	3,890	57,938	333,910	(431,256)	(39,408)	(35,518)
Fidelity VIP II Contrafund (Grandmaster)	107,972	152,471	(44,499)	523,844	1,067,228	(1,576,242)	14,830	(29,669)
Fidelity VIP II Contrafund (Pinnacle)	61,296	82,946	(21,650)	806,818	565,346	(1,361,530)	10,634	(11,016)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	407	427	(20)	1,524	3,631	(5,253)	(98)	(118)
Fidelity VIP II Index 500 (Grandmaster)	73,281	56,296	16,985	478,015	2,834	(494,634)	(13,785)	3,200
Fidelity VIP II Index 500 (IQ Annuity)	3,705	3,562	143	32,262	178	(36,414)	(3,974)	(3,831)
Fidelity VIP II Index 500 (Pinnacle)	49,858	35,730	14,128	63,915	1,729	(78,749)	(13,105)	1,023
Fidelity VIP II Index 500 (Pinnacle IV)	3,160	2,381	779	5,337	112	(6,066)	(617)	162
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	735	428	307	3,281	26	(3,487)	(180)	127
Fidelity VIP II Investment Grade Bond (Pinnacle)	38,208	21,179	17,029	5,768	1,290	(53,363)	(46,305)	(29,276)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	10,538	7,904	2,634	26,913	514	(38,820)	(11,393)	(8,759)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	$1,116	$473	$643	$(8)	$33	$(1,390)	$(1,365)	$(722)
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	8,961	3,479	5,482	204	273	(11,425)	(10,948)	(5,466)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)	1,342	604	738	73	41	(1,746)	(1,632)	(894)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	3,479	2,120	1,359	284	107	(4,613)	(4,222)	(2,863)
Fidelity VIP II Investment Grade Bond (Grandmaster)	50,516	28,414	22,102	11,446	1,761	(73,323)	(60,116)	(38,014)
Fidelity VIP II Investment Grade Bond (IQ Annuity)	7,318	4,980	2,338	7,221	287	(16,289)	(8,781)	(6,443)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	781	359	422	153	26	(1,118)	(939)	(517)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	103	69	34	(31)	3	(70)	(98)	(64)
Fidelity VIP Government Money Market (Pinnacle)	352	14,834	(14,482)	—	—	—	—	(14,482)
Fidelity VIP Government Money Market (Pinnacle II Reduced M&E)	5	187	(182)	—	—	—	—	(182)
Fidelity VIP Government Money Market (Pinnacle IV)	934	40,545	(39,611)	—	—	—	—	(39,611)
Fidelity VIP Government Money Market (Pinnacle V)	2,252	111,766	(109,514)	—	—	(132)	(132)	(109,646)
Fidelity VIP Government Money Market (Pinnacle Plus)	102	5,740	(5,638)	—	—	—	—	(5,638)
Fidelity VIP Government Money Market (Pinnacle Plus Reduced M&E)	1	47	(46)	—	—	—	—	(46)
Fidelity VIP Government Money Market (Grandmaster)	488	20,726	(20,238)	—	—	—	—	(20,238)
Fidelity VIP Government Money Market (Grandmaster flex3)	303	13,670	(13,367)	—	—	8	8	(13,359)
Fidelity VIP Government Money Market (AdvantEdge)	250	12,178	(11,928)	—	—	—	—	(11,928)
Fidelity VIP Government Money Market (AnnuiChoice)	186	5,614	(5,428)	—	—	—	—	(5,428)
Fidelity VIP Government Money Market (AnnuiChoice II)	150	5,758	(5,608)	—	—	—	—	(5,608)
Fidelity VIP Government Money Market (IQ Annuity)	75	3,295	(3,220)	—	—	—	—	(3,220)
Fidelity VIP Government Money Market (IQ3)	660	29,463	(28,803)	—	—	—	—	(28,803)
Fidelity VIP Government Money Market (IQ Advisor Standard)	55	1,034	(979)	—	—	—	—	(979)
Fidelity VIP Overseas (AnnuiChoice)	1,394	1,116	278	(5,629)	103	8,893	3,367	3,645
Fidelity VIP Overseas (AnnuiChoice II)	368	322	46	(368)	27	977	636	682
Fidelity VIP Overseas (Grandmaster flex3)	11	12	(1)	9	1	8	18	17
Fidelity VIP Overseas (Grandmaster)	25,476	26,510	(1,034)	(24,752)	1,880	71,809	48,937	47,903
Fidelity VIP Overseas (IQ Annuity)	328	352	(24)	(14)	24	518	528	504
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	230	38	192	—	17	(311)	(294)	(102)
Fidelity VIP Overseas (Pinnacle Plus)	108	397	(289)	4,819	8	(3,447)	1,380	1,091
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity)	9,969	4,761	5,208	(3,207)	30,472	(50,390)	(23,125)	(17,917)
Fidelity VIP Growth (IQ Annuity)	384	4,419	(4,035)	49,272	9,543	(38,089)	20,726	16,691
Fidelity VIP Growth (Pinnacle)	699	6,117	(5,418)	28,294	14,366	(11,912)	30,748	25,330
Fidelity VIP Growth (Pinnacle II Reduced M&E)	4	21	(17)	10	61	62	133	116
Fidelity VIP High Income (IQ Annuity)	14,350	3,000	11,350	(8,844)	—	(13,935)	(22,779)	(11,429)
Fidelity VIP II Asset Manager (IQ Annuity)	208	206	2	92	962	(1,253)	(199)	(197)
Fidelity VIP II Contrafund (IQ Annuity)	10,560	16,321	(5,761)	178,219	104,774	(283,285)	(292)	(6,053)
Fidelity VIP III Balanced (IQ Annuity)	1,798	1,846	(48)	2,166	3,936	(6,875)	(773)	(821)
Fidelity VIP III Mid Cap (Grandmaster)	3,558	14,546	(10,988)	69,025	144,965	(214,000)	(10)	(10,998)
Fidelity VIP III Mid Cap (IQ Annuity)	3,260	11,904	(8,644)	2,695	95,937	(112,545)	(13,913)	(22,557)
Fidelity VIP III Mid Cap (Pinnacle)	11,683	44,174	(32,491)	60,037	397,291	(495,003)	(37,675)	(70,166)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class (continued):
Fidelity VIP Overseas (IQ Annuity)	$417	$474	$(57)	$(61)	$33	$693	$665	$608
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	3,434	3,430	4	7,667	15,161	(28,098)	(5,270)	(5,266)
Fidelity VIP Asset Manager (AdvantEdge)	795	977	(182)	1,500	4,317	(6,493)	(676)	(858)
Fidelity VIP Asset Manager (AnnuiChoice II)	1,666	1,328	338	684	6,732	(10,196)	(2,780)	(2,442)
Fidelity VIP Asset Manager (AnnuiChoice)	3,046	2,477	569	458	17,457	(21,759)	(3,844)	(3,275)
Fidelity VIP Asset Manager (GrandMaster flex3)	2,344	2,711	(367)	(2,838)	9,986	(10,836)	(3,688)	(4,055)
Fidelity VIP Asset Manager (IQ Advisor Standard)	47	19	28	—	229	(281)	(52)	(24)
Fidelity VIP Asset Manager (Pinnacle)	390	408	(18)	397	2,000	(3,054)	(657)	(675)
Fidelity VIP Asset Manager (Pinnacle IV)	3,542	2,946	596	9,105	11,818	(26,961)	(6,038)	(5,442)
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	863	494	369	(296)	2,024	(2,891)	(1,163)	(794)
Fidelity VIP Asset Manager (Pinnacle Plus)	138	526	(388)	(1,310)	3,477	(1,509)	658	270
Fidelity VIP Asset Manager (Pinnacle V)	6,037	8,353	(2,316)	66,644	45,125	(108,296)	3,473	1,157
Fidelity VIP Balanced (AdvantEdge)	3,306	4,273	(967)	3,663	7,973	(13,817)	(2,181)	(3,148)
Fidelity VIP Balanced (AnnuiChoice II)	11,941	8,638	3,303	19,715	18,589	(43,879)	(5,575)	(2,272)
Fidelity VIP Balanced (AnnuiChoice)	7,095	5,569	1,526	12,988	18,046	(35,060)	(4,026)	(2,500)
Fidelity VIP Balanced (GrandMaster flex3)	3,476	4,363	(887)	5,003	8,488	(15,628)	(2,137)	(3,024)
Fidelity VIP Balanced (Grandmaster)	10,600	15,843	(5,243)	88,342	36,501	(127,022)	(2,179)	(7,422)
Fidelity VIP Balanced (IQ3)	11,107	12,007	(900)	11,463	24,709	(45,797)	(9,625)	(10,525)
Fidelity VIP Balanced (Pinnacle)	5,747	5,725	22	6,572	12,918	(23,337)	(3,847)	(3,825)
Fidelity VIP Balanced (Pinnacle IV)	15,282	17,306	(2,024)	20,192	36,764	(66,657)	(9,701)	(11,725)
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	342	330	12	(629)	1,255	(552)	74	86
Fidelity VIP Balanced (Pinnacle Plus)	1,068	1,461	(393)	3,334	3,559	(6,448)	445	52
Fidelity VIP Balanced (Pinnacle V)	18,352	21,423	(3,071)	59,574	38,407	(110,111)	(12,130)	(15,201)
Fidelity VIP Contrafund (AdvantEdge)	21,899	45,652	(23,753)	189,280	273,216	(459,348)	3,148	(20,605)
Fidelity VIP Contrafund (AnnuiChoice II)	33,517	49,249	(15,732)	256,172	371,296	(647,144)	(19,676)	(35,408)
Fidelity VIP Contrafund (AnnuiChoice)	22,342	32,118	(9,776)	464,894	296,443	(747,438)	13,899	4,123
Fidelity VIP Contrafund (GrandMaster flex3)	17,440	31,428	(13,988)	396,284	214,724	(555,814)	55,194	41,206
Fidelity VIP Contrafund (IQ Advisor Enhanced)	5	54	(49)	3,027	4,701	(8,278)	(550)	(599)
Fidelity VIP Contrafund (IQ Advisor Standard)	1,007	1,471	(464)	36,230	30,916	(72,476)	(5,330)	(5,794)
Fidelity VIP Contrafund (IQ3)	32,855	62,787	(29,932)	635,965	437,646	(1,076,082)	(2,471)	(32,403)
Fidelity VIP Contrafund (Pinnacle IV)	43,983	84,811	(40,828)	758,459	547,934	(1,298,913)	7,480	(33,348)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	3,828	5,522	(1,694)	9,843	39,150	(50,340)	(1,347)	(3,041)
Fidelity VIP Contrafund (Pinnacle Plus)	4,595	11,803	(7,208)	27,415	69,155	(96,092)	478	(6,730)
Fidelity VIP Contrafund (Pinnacle V)	107,141	226,008	(118,867)	1,294,814	1,276,757	(2,610,204)	(38,633)	(157,500)
Fidelity VIP Disciplined Small Cap (Advantedge)	13	(82)	95	2,011	7	(1,478)	540	635
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	212	592	(380)	2,087	103	(4,035)	(1,845)	(2,225)
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	308	946	(638)	5,147	203	(7,227)	(1,877)	(2,515)
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	109	504	(395)	481	68	(1,316)	(767)	(1,162)
Fidelity VIP Disciplined Small Cap (GrandMaster)	321	1,178	(857)	7,537	112	(13,309)	(5,660)	(6,517)
Fidelity VIP Disciplined Small Cap (IQ Advisor Standard)	—	290	(290)	(3,361)	116	2,241	(1,004)	(1,294)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (IQ Annuity)	$249	$994	$(745)	$3,165	$136	$(5,810)	$(2,509)	$(3,254)
Fidelity VIP Disciplined Small Cap (Pinnacle)	464	2,082	(1,618)	10,603	328	(13,921)	(2,990)	(4,608)
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	1,121	5,328	(4,207)	22,903	835	(28,142)	(4,404)	(8,611)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E)	64	170	(106)	(26)	6	(1,751)	(1,771)	(1,877)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	4	93	(89)	268	35	980	1,283	1,194
Fidelity VIP Disciplined Small Cap (Pinnacle V)	1,273	8,935	(7,662)	32,143	1,206	(42,686)	(9,337)	(16,999)
Fidelity VIP Equity-Income (AnnuiChoice II)	11,687	4,843	6,844	19,122	41,308	(87,320)	(26,890)	(20,046)
Fidelity VIP Equity-Income (AdvantEdge)	23,634	13,125	10,509	10,723	77,472	(147,814)	(59,619)	(49,110)
Fidelity VIP Equity-Income (AnnuiChoice)	29,828	11,891	17,937	98,808	105,815	(279,382)	(74,759)	(56,822)
Fidelity VIP Equity-Income (GrandMaster flex3)	5,225	2,922	2,303	8,683	19,748	(40,275)	(11,844)	(9,541)
Fidelity VIP Equity-Income (IQ Advisor Standard)	343	68	275	29	1,066	(1,926)	(831)	(556)
Fidelity VIP Equity-Income (IQ3)	13,977	7,662	6,315	24,576	56,323	(113,555)	(32,656)	(26,341)
Fidelity VIP Equity-Income (Pinnacle IV)	25,777	13,611	12,166	76,339	91,827	(232,282)	(64,116)	(51,950)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	1,233	481	752	(51)	3,943	(6,882)	(2,990)	(2,238)
Fidelity VIP Equity-Income (Pinnacle Plus)	7,939	4,601	3,338	5,332	26,411	(51,272)	(19,529)	(16,191)
Fidelity VIP Equity-Income (Pinnacle V)	32,608	24,567	8,041	52,895	157,548	(304,179)	(93,736)	(85,695)
Fidelity VIP Freedom 2010 (Advantedge)	1,804	1,855	(51)	1,307	326	(3,935)	(2,302)	(2,353)
Fidelity VIP Freedom 2010 (AnnuiChoice II)	2,269	1,967	302	8,788	420	(12,506)	(3,298)	(2,996)
Fidelity VIP Freedom 2010 (AnnuiChoice)	—	14	(14)	710	2	(587)	125	111
Fidelity VIP Freedom 2010 (GrandMaster)	845	731	114	324	152	(1,585)	(1,109)	(995)
Fidelity VIP Freedom 2010 (IQ Annuity)	902	833	69	546	163	(1,880)	(1,171)	(1,102)
Fidelity VIP Freedom 2010 (Pinnacle)	241	207	34	10	44	(371)	(317)	(283)
Fidelity VIP Freedom 2010 (Pinnacle IV)	1,054	971	83	125	190	(1,703)	(1,388)	(1,305)
Fidelity VIP Freedom 2010 (Pinnacle Plus Reduced M&E)	223	1	222	—	36	(306)	(270)	(48)
Fidelity VIP Freedom 2010 (Pinnacle Plus)	152	398	(246)	1,604	32	(1,860)	(224)	(470)
Fidelity VIP Freedom 2010 (Pinnacle V)	7,172	9,530	(2,358)	38,189	1,379	(45,522)	(5,954)	(8,312)
Fidelity VIP Freedom 2015 (AdvantEdge)	1,372	2,133	(761)	8,816	552	(10,317)	(949)	(1,710)
Fidelity VIP Freedom 2015 (AnnuiChoice II)	2,232	1,941	291	15,215	764	(19,882)	(3,903)	(3,612)
Fidelity VIP Freedom 2015 (IQ Advisor Standard)	5,630	2,108	3,522	327	1,796	(9,470)	(7,347)	(3,825)
Fidelity VIP Freedom 2015 (IQ Annuity)	8,485	5,344	3,141	5,608	1,812	(36,707)	(29,287)	(26,146)
Fidelity VIP Freedom 2015 (Pinnacle IV)	30	56	(26)	531	15	(506)	40	14
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E)	278	161	117	(1)	56	(730)	(675)	(558)
Fidelity VIP Freedom 2015 (Pinnacle Plus)	459	739	(280)	6,680	198	(11,947)	(5,069)	(5,349)
Fidelity VIP Freedom 2015 (Pinnacle V)	19,881	7,340	12,541	288,363	7,527	(332,839)	(36,949)	(24,408)
Fidelity VIP Freedom 2020 (AdvantEdge)	2,756	3,380	(624)	6,414	767	(10,730)	(3,549)	(4,173)
Fidelity VIP Freedom 2020 (AnnuiChoice II)	11,504	8,392	3,112	14,752	3,098	(34,355)	(16,505)	(13,393)
Fidelity VIP Freedom 2020 (AnnuiChoice)	644	402	242	62	173	(1,051)	(816)	(574)
Fidelity VIP Freedom 2020 (GrandMaster flex3)	271	126	145	(20)	63	(1,055)	(1,012)	(867)
Fidelity VIP Freedom 2020 (GrandMaster)	756	640	116	221	204	(1,383)	(958)	(842)
Fidelity VIP Freedom 2020 (IQ Annuity)	4,586	2,789	1,797	(108)	1,068	(18,512)	(17,552)	(15,755)
Fidelity VIP Freedom 2020 (Pinnacle IV)	943	858	85	258	254	(1,706)	(1,194)	(1,109)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (Pinnacle)	$422	$386	$36	$690	$118	$(1,015)	$(207)	$(171)
Fidelity VIP Freedom 2020 (Pinnacle Plus)	343	361	(18)	31	93	(558)	(434)	(452)
Fidelity VIP Freedom 2020 (Pinnacle V)	64,468	64,823	(355)	112,364	17,389	(204,872)	(75,119)	(75,474)
Fidelity VIP Freedom 2025 (Advantedge)	2,998	2,913	85	533	988	(5,967)	(4,446)	(4,361)
Fidelity VIP Freedom 2025 (AnnuiChoice II)	3,759	2,380	1,379	4,252	1,170	(12,052)	(6,630)	(5,251)
Fidelity VIP Freedom 2025 (GrandMaster)	—	15	(15)	382	4	(297)	89	74
Fidelity VIP Freedom 2025 (IQ Annuity)	2,884	2,129	755	318	796	(9,241)	(8,127)	(7,372)
Fidelity VIP Freedom 2025 (Pinnacle)	76	64	12	20	25	(142)	(97)	(85)
Fidelity VIP Freedom 2025 (Pinnacle IV)	474	431	43	70	159	(841)	(612)	(569)
Fidelity VIP Freedom 2025 (Pinnacle Plus)	158	166	(8)	8	54	(265)	(203)	(211)
Fidelity VIP Freedom 2025 (Pinnacle V)	51,198	42,163	9,035	42,343	15,907	(132,044)	(73,794)	(64,759)
Fidelity VIP Freedom 2030 (AnnuiChoice II)	755	819	(64)	13,560	301	(15,618)	(1,757)	(1,821)
Fidelity VIP Freedom 2030 (Grandmaster)	35	17	18	—	10	(162)	(152)	(134)
Fidelity VIP Freedom 2030 (IQ Annuity)	1,789	1,640	149	210	628	(3,558)	(2,720)	(2,571)
Fidelity VIP Freedom 2030 (Pinnacle)	33	15	18	(1)	9	(183)	(175)	(157)
Fidelity VIP Freedom 2030 (Pinnacle IV)	7	7	—	3	2	(15)	(10)	(10)
Fidelity VIP Freedom 2030 (Pinnacle Plus)	—	626	(626)	4,113	63	(2,253)	1,923	1,297
Fidelity VIP Freedom 2030 (Pinnacle V)	4,697	4,380	317	34,676	1,665	(36,797)	(456)	(139)
Fidelity VIP Growth (AnnuiChoice II)	56	1,940	(1,884)	73,779	6,694	(65,704)	14,769	12,885
Fidelity VIP Growth (GrandMaster)	191	8,746	(8,555)	75,558	22,221	(52,661)	45,118	36,563
Fidelity VIP Growth (AdvantEdge)	31	1,523	(1,492)	6,325	3,017	(1,774)	7,568	6,076
Fidelity VIP Growth (AnnuiChoice)	135	3,475	(3,340)	87,043	10,613	(78,436)	19,220	15,880
Fidelity VIP Growth (GrandMaster flex3)	59	3,021	(2,962)	61,006	5,533	(63,836)	2,703	(259)
Fidelity VIP Growth (IQ Advisor Standard)	2	41	(39)	15	214	234	463	424
Fidelity VIP Growth (IQ3)	116	8,621	(8,505)	59,776	16,450	(49,181)	27,045	18,540
Fidelity VIP Growth (Pinnacle)	99	3,522	(3,423)	43,254	6,351	(39,159)	10,446	7,023
Fidelity VIP Growth (Pinnacle IV)	256	12,752	(12,496)	133,463	28,993	(104,441)	58,015	45,519
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	20	489	(469)	2,418	598	(1,678)	1,338	869
Fidelity VIP Growth (Pinnacle Plus)	—	689	(689)	33,819	3,250	(31,148)	5,921	5,232
Fidelity VIP Growth (Pinnacle V)	634	35,405	(34,771)	316,606	62,424	(242,280)	136,750	101,979
Fidelity VIP High Income (AdvantEdge)	27,930	10,073	17,857	(27,955)	—	(4,226)	(32,181)	(14,324)
Fidelity VIP High Income (AnnuiChoice II)	31,497	6,112	25,385	(17,990)	—	(36,872)	(54,862)	(29,477)
Fidelity VIP High Income (AnnuiChoice)	23,877	3,444	20,433	(22,365)	—	(11,636)	(34,001)	(13,568)
Fidelity VIP High Income (GrandMaster flex3)	377,537	105,652	271,885	(105,572)	—	(599,264)	(704,836)	(432,951)
Fidelity VIP High Income (IQ Advisor Standard)	220	20	200	(1)	—	(357)	(358)	(158)
Fidelity VIP High Income (IQ3)	50,318	12,113	38,205	(37,999)	—	(33,968)	(71,967)	(33,762)
Fidelity VIP High Income (Pinnacle)	179,784	38,438	141,346	(55,124)	—	(276,969)	(332,093)	(190,747)
Fidelity VIP High Income (Pinnacle IV)	25,581	6,494	19,087	(20,537)	—	(22,698)	(43,235)	(24,148)
Fidelity VIP High Income (Pinnacle II Reduced M&E)	23,959	3,016	20,943	(3,065)	—	(42,199)	(45,264)	(24,321)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	781	139	642	(153)	—	(1,076)	(1,229)	(587)
Fidelity VIP High Income (Pinnacle Plus)	2,360	677	1,683	(915)	—	(2,402)	(3,317)	(1,634)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (Pinnacle V)	$188,849	$17,776	$171,073	$(15,459)	$—	$(307,402)	$(322,861)	$(151,788)
Fidelity VIP II Index 500 (Pinnacle)	17,294	13,124	4,170	67,743	633	(76,520)	(8,144)	(3,974)
Fidelity VIP II Index 500 (Pinnacle IV)	87,004	32,784	54,220	205,966	1,105	(302,794)	(95,723)	(41,503)
Fidelity VIP II Index 500 (Pinnacle V)	288,200	132,880	155,320	386,378	3,761	(652,717)	(262,578)	(107,258)
Fidelity VIP Index 500 (AdvantEdge)	26,914	21,548	5,366	52,666	848	(67,994)	(14,480)	(9,114)
Fidelity VIP Index 500 (AnnuiChoice II)	54,906	29,706	25,200	56,407	1,357	(95,627)	(37,863)	(12,663)
Fidelity VIP Index 500 (AnnuiChoice)	18,248	8,419	9,829	199,938	760	(200,127)	571	10,400
Fidelity VIP Index 500 (Grandmaster flex3)	5,179	3,358	1,821	9,533	148	(14,025)	(4,344)	(2,523)
Fidelity VIP Index 500 (Grandmaster)	40,101	16,110	23,991	87,341	638	(126,486)	(38,507)	(14,516)
Fidelity VIP Index 500 (IQ Advisor Standard)	1,792	676	1,116	31,791	122	(33,255)	(1,342)	(226)
Fidelity VIP Index 500 (IQ3)	17,718	16,693	1,025	254,693	1,109	(261,527)	(5,725)	(4,700)
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	3,717	1,540	2,177	1,219	74	(4,517)	(3,224)	(1,047)
Fidelity VIP Index 500 (Pinnacle Plus)	8,489	6,554	1,935	24,498	200	(31,622)	(6,924)	(4,989)
Fidelity VIP Investment Grade Bond (AdvantEdge)	37,383	25,849	11,534	610	1,356	(50,433)	(48,467)	(36,933)
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	79,322	34,421	44,901	(6,100)	2,206	(105,939)	(109,833)	(64,932)
Fidelity VIP Investment Grade Bond (AnnuiChoice)	35,684	16,718	18,966	60,089	1,676	(103,596)	(41,831)	(22,865)
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	10,589	8,201	2,388	(5,588)	331	(7,966)	(13,223)	(10,835)
Fidelity VIP Investment Grade Bond (GrandMaster)	23,250	15,278	7,972	(9,158)	961	(21,681)	(29,878)	(21,906)
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)	4,480	1,627	2,853	(4,140)	130	(3,456)	(7,466)	(4,613)
Fidelity VIP Investment Grade Bond (IQ3)	27,957	18,653	9,304	(5,143)	1,066	(32,866)	(36,943)	(27,639)
Fidelity VIP Investment Grade Bond (Pinnacle)	31,782	20,200	11,582	19,139	1,237	(62,563)	(42,187)	(30,605)
Fidelity VIP Investment Grade Bond (Pinnacle IV)	8,679	7,843	836	922	504	(12,005)	(10,579)	(9,743)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	222	288	(66)	43	8	(192)	(141)	(207)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	1,683	727	956	110	46	(2,473)	(2,317)	(1,361)
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	5,170	3,932	1,238	(1,518)	210	(5,153)	(6,461)	(5,223)
Fidelity VIP Investment Grade Bond (Pinnacle V)	309,523	174,430	135,093	(31,578)	7,840	(404,190)	(427,928)	(292,835)
Fidelity VIP Mid Cap (AdvantEdge)	675	3,862	(3,187)	5,604	32,291	(42,793)	(4,898)	(8,085)
Fidelity VIP Mid Cap (AnnuiChoice II)	1,833	8,396	(6,563)	22,807	90,721	(129,183)	(15,655)	(22,218)
Fidelity VIP Mid Cap (AnnuiChoice)	2,224	9,356	(7,132)	46,290	119,632	(174,625)	(8,703)	(15,835)
Fidelity VIP Mid Cap (GrandMaster flex3)	1,027	7,156	(6,129)	16,315	60,556	(81,987)	(5,116)	(11,245)
Fidelity VIP Mid Cap (Grandmaster)	1,621	7,638	(6,017)	8,913	56,920	(86,008)	(20,175)	(26,192)
Fidelity VIP Mid Cap (IQ Advisor Standard)	290	1,765	(1,475)	(9,470)	51,120	(46,254)	(4,604)	(6,079)
Fidelity VIP Mid Cap (IQ Annuity)	4,892	29,095	(24,203)	53,887	293,107	(360,848)	(13,854)	(38,057)
Fidelity VIP Mid Cap (Pinnacle)	1,332	6,851	(5,519)	13,729	64,706	(84,099)	(5,664)	(11,183)
Fidelity VIP Mid Cap (Pinnacle IV)	5,559	36,306	(30,747)	104,690	308,957	(443,655)	(30,008)	(60,755)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	549	2,345	(1,796)	(1,256)	25,465	(27,717)	(3,508)	(5,304)
Fidelity VIP Mid Cap (Pinnacle Plus)	487	3,250	(2,763)	13,950	30,135	(37,048)	7,037	4,274
Fidelity VIP Mid Cap (Pinnacle V)	4,745	35,179	(30,434)	46,197	271,952	(349,625)	(31,476)	(61,910)
Fidelity VIP Overseas (AdvantEdge)	5,522	8,114	(2,592)	27,312	489	(15,250)	12,551	9,959
Fidelity VIP Overseas (AnnuiChoice II)	3,437	4,015	(578)	18,488	304	(10,540)	8,252	7,674
Fidelity VIP Overseas (AnnuiChoice)	4,768	4,025	743	22,775	422	(13,081)	10,116	10,859

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (GrandMaster flex3)	$2,186	$3,379	$(1,193)	$35,450	$194	$(38,298)	$(2,654)	$(3,847)
Fidelity VIP Overseas (GrandMaster)	4,666	6,495	(1,829)	44,869	413	(28,870)	16,412	14,583
Fidelity VIP Overseas (IQ Advisor Standard)	87	46	41	10	8	127	145	186
Fidelity VIP Overseas (IQ3)	5,603	4,027	1,576	5,101	496	8,718	14,315	15,891
Fidelity VIP Overseas (Pinnacle)	3,978	4,208	(230)	36,761	352	(26,039)	11,074	10,844
Fidelity VIP Overseas (Pinnacle IV)	4,030	6,127	(2,097)	19,664	357	(8,685)	11,336	9,239
Fidelity VIP Overseas (Pinnacle II Reduced M&E)	—	36	(36)	(713)	—	—	(713)	(749)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	1,144	1,139	5	(68)	101	1,715	1,748	1,753
Fidelity VIP Overseas (Pinnacle Plus)	1,690	2,324	(634)	7,355	150	(3,408)	4,097	3,463
Fidelity VIP Overseas (Pinnacle V)	10,690	16,790	(6,100)	165,790	946	(149,777)	16,959	10,859
Fidelity VIP Target Volatility (AdvantEdge)	1,125	1,856	(731)	(1,285)	2,109	(4,701)	(3,877)	(4,608)
Fidelity VIP Target Volatility (AnnuiChoice II)	6,735	7,632	(897)	889	12,476	(27,861)	(14,496)	(15,393)
Fidelity VIP Target Volatility (GrandMaster)	638	421	217	(56)	235	(3,686)	(3,507)	(3,290)
Fidelity VIP Target Volatility (Pinnacle IV)	193	298	(105)	(66)	376	(776)	(466)	(571)
Fidelity VIP Target Volatility (Pinnacle V)	8,813	7,759	1,054	(16)	6,992	(39,830)	(32,854)	(31,800)
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge)	—	1,270	(1,270)	1,386	—	(6,968)	(5,582)	(6,852)
Columbia VIT Mid Cap Value (AnnuiChoice II)	—	1,126	(1,126)	20,397	—	(23,144)	(2,747)	(3,873)
Columbia VIT Mid Cap Value (Annuichoice)	—	1,551	(1,551)	3,492	—	(10,267)	(6,775)	(8,326)
Columbia VIT Mid Cap Value (Grandmaster flex3)	—	2,631	(2,631)	3,299	—	(5,373)	(2,074)	(4,705)
Columbia VIT Mid Cap Value (Grandmaster)	—	2,104	(2,104)	35,447	—	(38,386)	(2,939)	(5,043)
Columbia VIT Mid Cap Value (Pinnacle)	—	1,976	(1,976)	4,377	—	(10,992)	(6,615)	(8,591)
Columbia VIT Mid Cap Value (Pinnacle IV)	—	2,278	(2,278)	35	—	(6,780)	(6,745)	(9,023)
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E)	—	—	—	—	—	(27)	(27)	(27)
Columbia VIT Mid Cap Value (Pinnacle Plus)	—	1,908	(1,908)	3,149	—	(7,152)	(4,003)	(5,911)
Columbia VIT Mid Cap Value (Pinnacle V)	—	8,197	(8,197)	34,018	—	(59,176)	(25,289)	(33,486)
Franklin Growth and Income VIP Fund (Pinnacle)	98,251	36,287	61,964	(32,224)	61,498	(162,077)	(132,803)	(70,839)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	258	80	178	26	162	(492)	(304)	(126)
Franklin Income VIP Fund (Pinnacle)	306,271	85,514	220,757	(96,106)	—	(647,927)	(744,033)	(523,276)
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	15,616	3,295	12,321	363	—	(36,250)	(35,887)	(23,566)
JP Morgan IT Mid Cap Value (AnnuiChoice)	1,545	1,476	69	10,500	11,803	(27,860)	(5,557)	(5,488)
JP Morgan IT Mid Cap Value (Grandmaster)	810	1,124	(314)	2,640	6,187	(11,700)	(2,873)	(3,187)
JP Morgan IT Mid Cap Value (GrandMaster flex3)	1,285	2,034	(749)	1,406	9,817	(15,908)	(4,685)	(5,434)
JP Morgan IT Mid Cap Value (IQ3)	777	1,138	(361)	3,254	5,936	(11,979)	(2,789)	(3,150)
JP Morgan IT Mid Cap Value (Pinnacle)	822	1,128	(306)	3,111	6,276	(12,315)	(2,928)	(3,234)
JP Morgan IT Mid Cap Value (Pinnacle IV)	2,930	4,226	(1,296)	20,684	22,387	(52,912)	(9,841)	(11,137)
JP Morgan IT Mid Cap Value (Pinnacle Plus)	96	118	(22)	1,899	730	(2,609)	20	(2)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	356	455	(99)	2,074	2,718	(6,016)	(1,224)	(1,323)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	2,145	418	1,727	1,056	—	(3,483)	(2,427)	(700)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	79	17	62	2	—	(98)	(96)	(34)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	1,785	527	1,258	119	—	(2,267)	(2,148)	(890)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF Emerging Markets Debt (IQ3)	$4,447	$1,235	$3,212	$(1,186)	$—	$(3,875)	$(5,061)	$(1,849)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	23,054	5,514	17,540	(18,340)	—	(6,149)	(24,489)	(6,949)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	3,410	483	2,927	(4,429)	—	578	(3,851)	(924)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	3,678	1,050	2,628	7,710	—	(12,487)	(4,777)	(2,149)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	3,736	2,766	970	30,364	—	(29,999)	365	1,335
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	184	186	(2)	25,549	—	(21,660)	3,889	3,887
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	1,638	1,910	(272)	774	—	219	993	721
Morgan Stanley UIF U.S. Real Estate (IQ3)	6,160	6,769	(609)	17,492	—	(14,358)	3,134	2,525
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	17,601	18,316	(715)	182,959	—	(183,202)	(243)	(958)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	9,189	10,192	(1,003)	55,550	—	(47,021)	8,529	7,526
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge)	3,753	3,888	(135)	649	5,418	(14,494)	(8,427)	(8,562)
American Funds Managed Risk Asset Allocation (AnnuiChoice)	161	90	71	200	264	(668)	(204)	(133)
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	4,805	3,664	1,141	242	6,513	(14,533)	(7,778)	(6,637)
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	274	283	(9)	(13)	380	(845)	(478)	(487)
American Funds Managed Risk Asset Allocation (Pinnacle IV)	1,168	1,043	125	65	1,406	(4,858)	(3,387)	(3,262)
American Funds Managed Risk Asset Allocation (Pinnacle V)	18,150	12,641	5,509	(1,035)	22,374	(69,049)	(47,710)	(42,201)
Columbia VIT Small Cap Value (AdvantEdge)	1,413	4,164	(2,751)	1,247	16,302	(32,972)	(15,423)	(18,174)
Columbia VIT Small Cap Value (AnnuiChoice II)	2,384	4,816	(2,432)	12,153	27,511	(70,234)	(30,570)	(33,002)
Columbia VIT Small Cap Value (AnnuiChoice)	704	1,275	(571)	3,411	8,124	(19,841)	(8,306)	(8,877)
Columbia VIT Small Cap Value (Grandmaster flex3)	312	834	(522)	1,628	3,603	(9,352)	(4,121)	(4,643)
Columbia VIT Small Cap Value (Grandmaster)	167	398	(231)	158	1,928	(4,085)	(1,999)	(2,230)
Columbia VIT Small Cap Value (Pinnacle Plus)	341	1,006	(665)	556	3,949	(8,627)	(4,122)	(4,787)
Columbia VIT Small Cap Value (Pinnacle)	110	253	(143)	301	1,266	(2,762)	(1,195)	(1,338)
Columbia VIT Small Cap Value (Pinnacle IV)	137	492	(355)	6,752	1,585	(9,490)	(1,153)	(1,508)
Columbia VIT Small Cap Value (Pinnacle V)	8,803	23,781	(14,978)	23,558	101,590	(235,460)	(110,312)	(125,290)
Franklin Growth and Income VIP Fund (AdvantEdge)	987	651	336	4,343	669	(6,257)	(1,245)	(909)
Franklin Growth and Income VIP Fund (AnnuiChoice)	44,362	12,917	31,445	76,605	30,029	(166,457)	(59,823)	(28,378)
Franklin Growth and Income VIP Fund (AnnuiChoice II)	12,013	4,175	7,838	2,760	8,131	(25,496)	(14,605)	(6,767)
Franklin Growth and Income VIP Fund (Grandmaster)	17,642	7,310	10,332	71,811	11,942	(105,634)	(21,881)	(11,549)
Franklin Growth and Income VIP Fund (GrandMaster flex3)	21,419	9,890	11,529	19,122	14,498	(61,019)	(27,399)	(15,870)
Franklin Growth and Income VIP Fund (IQ Annuity)	51,695	21,982	29,713	82,110	34,992	(186,212)	(69,110)	(39,397)
Franklin Growth and Income VIP Fund (Pinnacle)	28,190	11,162	17,028	59,905	19,082	(114,927)	(35,940)	(18,912)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	1	—	1	—	1	(3)	(2)	(1)
Franklin Growth and Income VIP Fund (Pinnacle IV)	44,198	18,763	25,435	161,022	29,918	(244,164)	(53,224)	(27,789)
Franklin Growth and Income VIP Fund (Pinnacle Plus)	7,465	4,388	3,077	23,952	5,053	(39,674)	(10,669)	(7,592)
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	5,068	1,935	3,133	4,456	3,431	(15,531)	(7,644)	(4,511)
Franklin Growth and Income VIP Fund (Pinnacle V)	49,244	20,948	28,296	98,544	33,334	(191,361)	(59,483)	(31,187)
Franklin Income VIP Fund (AdvantEdge)	22,036	6,868	15,168	5,663	—	(55,821)	(50,158)	(34,990)
Franklin Income VIP Fund (AnnuiChoice)	76,881	15,872	61,009	35,523	—	(213,260)	(177,737)	(116,728)
Franklin Income VIP Fund (AnnuiChoice II)	117,691	44,116	73,575	26,983	—	(467,948)	(440,965)	(367,390)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (Grandmaster)	$111,215	$29,348	$81,867	$162,399	$—	$(389,277)	$(226,878)	$(145,011)
Franklin Income VIP Fund (GrandMaster flex3)	118,698	37,488	81,210	89,269	—	(383,870)	(294,601)	(213,391)
Franklin Income VIP Fund (IQ Advisor Standard)	11,069	1,070	9,999	(30,771)	—	1,664	(29,107)	(19,108)
Franklin Income VIP Fund (IQ Annuity)	86,914	28,085	58,829	126,173	—	(324,557)	(198,384)	(139,555)
Franklin Income VIP Fund (Pinnacle IV)	256,049	74,319	181,730	342,850	—	(868,025)	(525,175)	(343,445)
Franklin Income VIP Fund (Pinnacle Plus)	31,877	11,455	20,422	27,265	—	(97,494)	(70,229)	(49,807)
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	14,973	4,222	10,751	(3,679)	—	(38,969)	(42,648)	(31,897)
Franklin Income VIP Fund (Pinnacle V)	518,265	150,130	368,135	46,531	—	(1,106,142)	(1,059,611)	(691,476)
Franklin Large Cap Growth VIP Fund (AdvantEdge)	3,025	18,201	(15,176)	60,573	284,075	(283,350)	61,298	46,122
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	412	1,471	(1,059)	23,637	38,656	(54,783)	7,510	6,451
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	1,460	6,209	(4,749)	26,249	137,106	(133,260)	30,095	25,346
Franklin Large Cap Growth VIP Fund (Grandmaster)	123	614	(491)	101	11,515	(9,303)	2,313	1,822
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	386	2,196	(1,810)	7,744	36,244	(36,541)	7,447	5,637
Franklin Large Cap Growth VIP Fund (IQ Advisor Standard)	54	119	(65)	59	5,023	(4,088)	994	929
Franklin Large Cap Growth VIP Fund (IQ Annuity)	456	2,546	(2,090)	8,819	42,809	(45,032)	6,596	4,506
Franklin Large Cap Growth VIP Fund (Pinnacle)	257	1,276	(1,019)	(283)	24,151	(19,316)	4,552	3,533
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	1,327	6,518	(5,191)	(8,464)	124,619	(99,486)	16,669	11,478
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	1,458	8,220	(6,762)	(17,252)	136,841	(91,204)	28,385	21,623
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	158	736	(578)	142	14,869	(12,151)	2,860	2,282
Franklin Large Cap Growth VIP Fund (Pinnacle V)	3,829	22,142	(18,313)	50,797	359,516	(337,334)	72,979	54,666
Franklin Mutual Shares VIP Fund (AdvantEdge)	59,462	30,947	28,515	60,038	131,198	(339,112)	(147,876)	(119,361)
Franklin Mutual Shares VIP Fund (AnnuiChoice)	23,686	7,391	16,295	97,475	52,261	(204,238)	(54,502)	(38,207)
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	80,767	29,267	51,500	87,785	178,205	(480,746)	(214,756)	(163,256)
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	28,721	14,662	14,059	54,553	63,370	(189,712)	(71,789)	(57,730)
Franklin Mutual Shares VIP Fund (IQ Annuity)	19,348	9,306	10,042	16,413	42,690	(109,135)	(50,032)	(39,990)
Franklin Mutual Shares VIP Fund (Pinnacle)	24,991	11,524	13,467	36,854	55,141	(151,471)	(59,476)	(46,009)
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	274	99	175	265	604	(1,555)	(686)	(511)
Franklin Mutual Shares VIP Fund (Pinnacle IV)	118,008	51,055	66,953	714,336	260,375	(1,232,804)	(258,093)	(191,140)
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	18,144	9,496	8,648	75,769	40,033	(160,209)	(44,407)	(35,759)
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	6,654	2,674	3,980	(5,817)	14,683	(23,264)	(14,398)	(10,418)
Franklin Mutual Shares VIP Fund (Pinnacle V)	376,579	169,904	206,675	924,386	830,889	(2,687,117)	(931,842)	(725,167)
Franklin Mutual Shares VIP Fund(Grandmaster)	48,970	19,548	29,422	252,838	108,049	(469,929)	(109,042)	(79,620)
Franklin Small Cap Value VIP Fund (AdvantEdge)	655	1,664	(1,009)	(2,147)	15,051	(21,229)	(8,325)	(9,334)
Franklin Small Cap Value VIP Fund (Annuichoice)	376	577	(201)	1,576	8,655	(15,206)	(4,975)	(5,176)
Franklin Small Cap Value VIP Fund (Annuichoice II)	1,632	2,889	(1,257)	6,382	37,522	(64,983)	(21,079)	(22,336)
Franklin Small Cap Value VIP Fund (Grandmaster)	264	402	(138)	(2,367)	6,085	(4,964)	(1,246)	(1,384)
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	307	761	(454)	230	7,083	(11,267)	(3,954)	(4,408)
Franklin Small Cap Value VIP Fund (IQ Advisor Standard)	385	270	115	(18,514)	8,836	4,341	(5,337)	(5,222)
Franklin Small Cap Value VIP Fund (IQ Annuuity)	373	827	(454)	6,776	8,584	(18,572)	(3,212)	(3,666)
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	103	281	(178)	(96)	2,381	(3,621)	(1,336)	(1,514)
Franklin Small Cap Value VIP Fund (Pinnacle)	701	830	(129)	(19,967)	16,103	(6,066)	(9,930)	(10,059)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (Pinnacle IV)	$105	$300	$(195)	$3,720	$2,428	$(7,126)	$(978)	$(1,173)
Franklin Small Cap Value VIP Fund (Pinnacle V)	5,681	14,196	(8,515)	39,210	130,649	(241,035)	(71,176)	(79,691)
Invesco VI American Franchise (AdvantEdge)	—	62	(62)	79	21	82	182	120
Invesco VI American Franchise (AnnuiChoice)	—	72	(72)	191	37	92	320	248
Invesco VI American Franchise (AnnuiChoice II)	—	992	(992)	3,036	479	385	3,900	2,908
Invesco VI American Franchise (Grandmaster)	—	46	(46)	291	17	(119)	189	143
Invesco VI American Franchise (GrandMaster flex3)	—	1,243	(1,243)	34,980	450	(32,286)	3,144	1,901
Invesco VI American Franchise (IQ Advisor Standard)	—	22	(22)	55	19	93	167	145
Invesco VI American Franchise (IQ Annuity)	—	4,374	(4,374)	19,864	1,562	(6,880)	14,546	10,172
Invesco VI American Franchise (Pinnacle)	—	934	(934)	3,281	353	(2,254)	1,380	446
Invesco VI American Franchise (Pinnacle IV)	—	2,553	(2,553)	2,779	973	3,250	7,002	4,449
Invesco VI American Franchise (Pinnacle Plus)	—	734	(734)	7,993	170	(6,665)	1,498	764
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)	—	1	(1)	—	—	(75)	(75)	(76)
Invesco VI American Franchise (Pinnacle V)	—	15,701	(15,701)	25,137	5,656	15,875	46,668	30,967
Invesco VI American Value (AdvantEdge)	14	3,485	(3,471)	26,172	21,707	(58,081)	(10,202)	(13,673)
Invesco VI American Value (AnnuiChoice)	2	217	(215)	233	2,627	(4,855)	(1,995)	(2,210)
Invesco VI American Value (AnnuiChoice II)	37	4,454	(4,417)	12,551	56,723	(117,067)	(47,793)	(52,210)
Invesco VI American Value (Grandmaster)	5	1,038	(1,033)	(1,005)	9,078	(14,690)	(6,617)	(7,650)
Invesco VI American Value (Grandmaster flex3)	1	184	(183)	41	1,455	(2,597)	(1,101)	(1,284)
Invesco VI American Value (IQ Annuity)	8	1,297	(1,289)	3,654	11,016	(22,608)	(7,938)	(9,227)
Invesco VI American Value (Pinnacle)	5	687	(682)	(563)	6,538	(9,912)	(3,937)	(4,619)
Invesco VI American Value (Pinnacle IV)	11	1,916	(1,905)	(1,969)	16,305	(25,688)	(11,352)	(13,257)
Invesco VI American Value (Pinnacle Plus)	—	7	(7)	240	—	(152)	88	81
Invesco VI American Value (Pinnacle Plus Reduced M&E)	2	305	(303)	(40)	3,178	(5,556)	(2,418)	(2,721)
Invesco VI American Value (Pinnacle V)	177	32,177	(32,000)	57,906	268,887	(540,295)	(213,502)	(245,502)
Invesco VI Comstock (AdvantEdge)	7,250	7,405	(155)	40,425	1,197	(75,384)	(33,762)	(33,917)
Invesco VI Comstock (AnnuiChoice)	5,923	3,577	2,346	19,755	978	(48,149)	(27,416)	(25,070)
Invesco VI Comstock (AnnuiChoice II)	20,114	13,078	7,036	49,051	3,322	(147,029)	(94,656)	(87,620)
Invesco VI Comstock (Grandmaster)	3,305	1,189	2,116	8,085	546	(26,042)	(17,411)	(15,295)
Invesco VI Comstock (GrandMaster flex3)	1,148	1,068	80	362	190	(5,955)	(5,403)	(5,323)
Invesco VI Comstock (IQ Advisor Standard)	1,520	606	914	(4,733)	251	(10,171)	(14,653)	(13,739)
Invesco VI Comstock (IQ Annuity)	7,600	6,469	1,131	43,367	1,255	(77,915)	(33,293)	(32,162)
Invesco VI Comstock (Pinnacle)	3,069	2,513	556	29,292	507	(43,466)	(13,667)	(13,111)
Invesco VI Comstock (Pinnacle IV)	4,155	4,073	82	34,881	686	(54,431)	(18,864)	(18,782)
Invesco VI Comstock (Pinnacle Plus)	825	759	66	14,969	136	(18,447)	(3,342)	(3,276)
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	184	189	(5)	42	30	(1,298)	(1,226)	(1,231)
Invesco VI Comstock (Pinnacle V)	86,137	74,336	11,801	117,783	14,225	(528,425)	(396,417)	(384,616)
Invesco VI International Growth Class II (Advantedge)	3,476	4,112	(636)	1,142	—	(9,972)	(8,830)	(9,466)
Invesco VI International Growth Class II (IQ Advisor Enhanced)	5,025	4,117	908	3,713	—	(22,018)	(18,305)	(17,397)
Invesco VI International Growth Class II (Pinnacle)	629	714	(85)	406	—	(2,346)	(1,940)	(2,025)
Invesco VI International Growth Class II (Pinnacle Plus)	1,755	1,495	260	69	—	(10,425)	(10,356)	(10,096)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Invesco VI International Growth Class II (Pinnacle V)	$20,054	$22,132	$(2,078)	$19,186	$—	$(85,695)	$(66,509)	$(68,587)
Invesco VI International Growth II (Annuichoice)	2,081	1,623	458	1,670	—	(7,966)	(6,296)	(5,838)
Invesco VI International Growth II (Grandmaster)	253	191	62	9	—	(281)	(272)	(210)
Invesco VI International Growth II (Grandmaster flex3)	68	82	(14)	1	—	(203)	(202)	(216)
Templeton Foreign VIP Fund (IQ Annuity)	10,077	4,874	5,203	41,943	10,291	(71,601)	(19,367)	(14,164)
Templeton Foreign VIP Fund (Pinnacle)	17,762	7,207	10,555	10,095	18,141	(82,408)	(54,172)	(43,617)
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E)	513	176	337	7	524	(2,058)	(1,527)	(1,190)
Templeton Foreign VIP Fund (Pinnacle IV)	24,678	11,238	13,440	23,840	25,206	(114,952)	(65,906)	(52,466)
Templeton Foreign VIP Fund (Pinnacle V)	112,127	53,921	58,206	47,545	114,524	(513,486)	(351,417)	(293,211)
Templeton Foreign VIP Fund (AnnuiChoice)	12,200	3,810	8,390	3,932	12,460	(49,314)	(32,922)	(24,532)
Templeton Foreign VIP Fund (AnnuiChoice II)	30,017	10,428	19,589	11,843	30,659	(139,140)	(96,638)	(77,049)
Templeton Foriegn VIP Fund (AdvantEdge)	25,018	12,555	12,463	8,988	25,552	(106,341)	(71,801)	(59,338)
Templeton Foriegn VIP Fund (Grandmaster)	11,046	4,608	6,438	(250)	11,282	(41,897)	(30,865)	(24,427)
Templeton Foriegn VIP Fund (GrandMaster flex3)	10,639	5,151	5,488	11,541	10,866	(54,719)	(32,312)	(26,824)
Templeton Foriegn VIP Fund (IQ Advisor Standard)	3,721	609	3,112	(11,073)	3,801	(5,259)	(12,531)	(9,419)
Templeton Foriegn VIP Fund (Pinnacle Plus)	6,231	3,628	2,603	13,783	6,364	(33,028)	(12,881)	(10,278)
Templeton Foriegn VIP Fund (Pinnacle Plus Reduced M&E)	3,534	1,369	2,165	(582)	3,610	(13,315)	(10,287)	(8,122)
Templeton Global Bond VIP Fund (Pinnacle)	26,319	1,590	24,729	(31,141)	1,709	(7,628)	(37,060)	(12,331)
Templeton Global Bond VIP Fund (Grandmaster)	5,515	1,600	3,915	(10,907)	358	(85)	(10,634)	(6,719)
Templeton Global Bond VIP Fund (GrandMaster flex3)	63,375	3,781	59,594	(87,245)	4,116	(995)	(84,124)	(24,530)
Templeton Global Bond VIP Fund (Pinnacle V)	24,344	5,381	18,963	(35,503)	1,581	(7,870)	(41,792)	(22,829)
Templeton Global Bond VIP Fund (Advantedge)	2,909	525	2,384	(4,872)	189	(2)	(4,685)	(2,301)
Templeton Global Bond VIP Fund (Pinnacle IV)	264,153	49,005	215,148	(82,294)	17,156	(347,130)	(412,268)	(197,120)
Templeton Global Bond VIP Fund (Annuichoice)	23,026	1,648	21,378	(31,910)	1,495	(921)	(31,336)	(9,958)
Templeton Global Bond VIP Fund (AnnuiChoice II)	9,153	1,385	7,768	(7,233)	594	(8,214)	(14,853)	(7,085)
Templeton Global Bond VIP Fund (Pinnacle II Reduced M&E)	2,008	99	1,909	(2,810)	130	—	(2,680)	(771)
Templeton Growth VIP Fund (AdvantEdge)	3,123	1,978	1,145	(290)	—	(10,478)	(10,768)	(9,623)
Templeton Growth VIP Fund (AnnuiChoice)	7,160	2,720	4,440	11,956	—	(35,221)	(23,265)	(18,825)
Templeton Growth VIP Fund (AnnuiChoice II)	6,070	2,523	3,547	41,181	—	(65,075)	(23,894)	(20,347)
Templeton Growth VIP Fund (Grandmaster)	6,437	3,505	2,932	1,895	—	(22,843)	(20,948)	(18,016)
Templeton Growth VIP Fund (GrandMaster flex3)	11,337	6,986	4,351	27,007	—	(64,645)	(37,638)	(33,287)
Templeton Growth VIP Fund (IQ Annuity)	11,166	6,101	5,065	26,504	—	(62,915)	(36,411)	(31,346)
Templeton Growth VIP Fund (Pinnacle)	21,656	10,881	10,775	(40,350)	—	(39,231)	(79,581)	(68,806)
Templeton Growth VIP Fund (Pinnacle IV)	14,600	8,007	6,593	(2,287)	—	(44,974)	(47,261)	(40,668)
Templeton Growth VIP Fund (Pinnacle Plus)	8,729	5,107	3,622	7,177	—	(34,583)	(27,406)	(23,784)
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	—	380	(380)	(368)	—	(1,845)	(2,213)	(2,593)
Templeton Growth VIP Fund (Pinnacle V)	34,535	18,931	15,604	(55,548)	—	(61,223)	(116,771)	(101,167)
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	16,998	4,916	12,082	(4,742)	—	(16,057)	(20,799)	(8,717)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	4,843	988	3,855	(3,538)	—	(1,765)	(5,303)	(1,448)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	9,957	1,772	8,185	(10,855)	—	(1,735)	(12,590)	(4,405)
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	17,121	2,972	14,149	(22,119)	—	2,463	(19,656)	(5,507)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	$5,792	$1,075	$4,717	$(10,581)	$—	$3,854	$(6,727)	$(2,010)
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	10,159	2,653	7,506	(5,210)	—	(6,751)	(11,961)	(4,455)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	10,210	2,965	7,245	(4,312)	—	(7,315)	(11,627)	(4,382)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	3,062	1,116	1,946	(1,287)	—	(2,244)	(3,531)	(1,585)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	899	226	673	(502)	—	(491)	(993)	(320)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	39,891	7,051	32,840	(59,505)	—	8,652	(50,853)	(18,013)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	2,964	6,556	(3,592)	978	—	(44,851)	(43,873)	(47,465)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	1,117	1,511	(394)	(811)	—	(16,750)	(17,561)	(17,955)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	2,170	3,203	(1,033)	(10,033)	—	(22,158)	(32,191)	(33,224)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	1,264	2,236	(972)	(4,398)	—	(12,971)	(17,369)	(18,341)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	1,260	2,683	(1,423)	2,039	—	(20,107)	(18,068)	(19,491)
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)	37	80	(43)	(4,197)	—	3,555	(642)	(685)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	1,865	3,587	(1,722)	3,550	—	(30,686)	(27,136)	(28,858)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	2,702	4,931	(2,229)	10,332	—	(46,822)	(36,490)	(38,719)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	4,244	8,249	(4,005)	(18,086)	—	(41,833)	(59,919)	(63,924)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	1,661	3,873	(2,212)	23	—	(20,684)	(20,661)	(22,873)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	22	129	(107)	(77)	—	(2,116)	(2,193)	(2,300)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	10,315	22,049	(11,734)	3,805	—	(148,422)	(144,617)	(156,351)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	2,783	3,677	(894)	50,200	—	(56,919)	(6,719)	(7,613)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	877	957	(80)	8,757	—	(7,929)	828	748
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	4,853	6,917	(2,064)	37,582	—	(35,583)	1,999	(65)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	3,035	2,553	482	38,161	—	(38,415)	(254)	228
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	4,516	4,169	347	46,751	—	(44,365)	2,386	2,733
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	3,649	4,000	(351)	41,577	—	(44,323)	(2,746)	(3,097)
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	2,368	3,098	(730)	23,165	—	(23,939)	(774)	(1,504)
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)	1,186	462	724	42,846	—	(48,887)	(6,041)	(5,317)
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	2,479	3,055	(576)	18,442	—	(17,741)	701	125
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	6,150	8,431	(2,281)	92,179	—	(79,062)	13,117	10,836
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	26,899	35,169	(8,270)	132,394	—	(111,851)	20,543	12,273
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	(1)	2,055	(2,056)	985	9,893	(2,368)	8,510	6,454
BlackRock Capital Appreciation VI (AnnuiChoice II)	—	7,884	(7,884)	12,086	55,537	(24,168)	43,455	35,571
BlackRock Capital Appreciation VI (Annuichoice)	—	511	(511)	104	4,871	(1,673)	3,302	2,791
BlackRock Capital Appreciation VI (Grandmaster flex3)	1	452	(451)	(133)	2,336	(358)	1,845	1,394
BlackRock Capital Appreciation VI Class III (Grandmaster)	(1)	1,180	(1,181)	(316)	11,139	(5,973)	4,850	3,669
BlackRock Capital Appreciation VI Class III (Pinnacle)	1	776	(775)	3,019	3,433	(165)	6,287	5,512
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	—	1,425	(1,425)	378	7,676	(1,778)	6,276	4,851
BlackRock Capital Appreciation VI Class III (Pinnacle V)	—	30,630	(30,630)	35,857	155,141	(68,754)	122,244	91,614
BlackRock Global Allocation VI (Advantedge)	2,951	5,394	(2,443)	(8,622)	15,188	(13,746)	(7,180)	(9,623)
BlackRock Global Allocation VI (AnnuiChoice II)	9,045	9,736	(691)	(319)	52,161	(69,415)	(17,573)	(18,264)
BlackRock Global Allocation VI (Annuichoice)	1,080	593	487	(365)	6,806	(8,405)	(1,964)	(1,477)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI (Grandmaster flex3)	$1,815	$2,667	$(852)	$(1,036)	$10,285	$(13,053)	$(3,804)	$(4,656)
BlackRock Global Allocation VI (Grandmaster)	744	684	60	(1,125)	4,166	(6,389)	(3,348)	(3,288)
BlackRock Global Allocation VI Class III (Pinnacle)	1,727	2,860	(1,133)	(5,151)	7,433	(6,864)	(4,582)	(5,715)
BlackRock Global Allocation VI Class III (Pinnacle IV)	3,285	4,424	(1,139)	(632)	19,042	(25,137)	(6,727)	(7,866)
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)	166	187	(21)	81	950	(1,176)	(145)	(166)
BlackRock Global Allocation VI Class III (Pinnacle V)	3,992	6,231	(2,239)	(504)	22,634	(28,973)	(6,843)	(9,082)
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	5,001	4,876	125	46	8,692	(39,685)	(31,285)	(31,160)
TOPS Managed Risk Moderate Growth ETF (Pinnacle V)	227	267	(40)	(150)	396	(1,662)	(1,416)	(1,456)
TOPS Managed Risk Moderate Growth ETF (Annuichoice)	81	66	15	24	141	(656)	(491)	(476)
TOPS Managed Risk Moderate Growth ETF (Advantedge)	2,150	2,685	(535)	(361)	3,736	(19,330)	(16,153)	(16,688)
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)	18,287	21,704	(3,417)	(4,068)	31,780	(148,358)	(122,638)	(126,055)
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV) *	2	1	1	—	—	(4)	(4)	(3)
American Funds Capital Income Builder (Pinnacle V) *	953	489	464	(2,270)	—	(2,293)	(4,563)	(4,099)
American Funds Capital Income Builder (AnnuiChoice II) *	108	30	78	(348)	—	(50)	(398)	(320)
American Funds Global Growth (AdvantEdge)	1,247	406	841	(142)	—	(3,402)	(3,544)	(2,703)
American Funds Global Growth (AnnuiChoice)	2,496	542	1,954	(323)	501	(5,577)	(5,399)	(3,445)
American Funds Global Growth (AnnuiChoice II)	1,409	292	1,117	(1,776)	5,368	(2,960)	632	1,749
American Funds Global Growth (GrandMaster)	8,929	2,656	6,273	(2,000)	1,972	(18,395)	(18,423)	(12,150)
American Funds Global Growth (GrandMaster flex3)	1,367	971	396	(106)	7,393	(10,591)	(3,304)	(2,908)
American Funds Global Growth (Pinnacle)	440	429	11	(689)	4,683	(5,614)	(1,620)	(1,609)
American Funds Global Growth (Pinnacle IV)	21,834	6,868	14,966	(2,097)	1,828	(44,491)	(44,760)	(29,794)
American Funds Global Growth (Pinnacle V)	56,896	23,551	33,345	(12,988)	18,149	(114,773)	(109,612)	(76,267)
American Funds Growth (AdvantEdge)	309	244	65	(69)	2,588	(2,577)	(58)	7
American Funds Growth (AnnuiChoice)	136	78	58	(36)	2,495	(2,649)	(190)	(132)
American Funds Growth (AnnuiChoice II)	862	1,175	(313)	(1,409)	21,390	(14,896)	5,085	4,772
American Funds Growth (GrandMaster)	199	198	1	(7)	2,712	(2,322)	383	384
American Funds Growth (GrandMaster flex3)	87	170	(83)	(8)	2,250	(1,644)	598	515
American Funds Growth (Pinnacle)	240	314	(74)	(1,077)	4,638	(2,081)	1,480	1,406
American Funds Growth (Pinnacle IV)	645	741	(96)	(268)	9,559	(7,399)	1,892	1,796
American Funds Growth (Pinnacle V)	5,077	10,462	(5,385)	(55,638)	134,246	(38,431)	40,177	34,792
American Funds Growth-Income (AdvantEdge)	2,726	1,822	904	(1,696)	16,329	(18,419)	(3,786)	(2,882)
American Funds Growth-Income (AnnuiChoice)	6,005	964	5,041	(465)	5,350	(18,397)	(13,512)	(8,471)
American Funds Growth-Income (AnnuiChoice II)	1,811	868	943	(1,746)	10,560	(12,440)	(3,626)	(2,683)
American Funds Growth-Income (GrandMaster)	15,489	3,785	11,704	(6,090)	10,076	(33,091)	(29,105)	(17,401)
American Funds Growth-Income (GrandMaster flex3)	2,062	1,391	671	(1,710)	10,470	(12,680)	(3,920)	(3,249)
American Funds Growth-Income (Pinnacle)	94	243	(149)	(1,499)	3,037	(964)	574	425
American Funds Growth-Income (Pinnacle IV)	40,305	10,045	30,260	(8,585)	22,902	(95,876)	(81,559)	(51,299)
American Funds Growth-Income (Pinnacle V)	103,331	40,431	62,900	(44,606)	170,950	(295,998)	(169,654)	(106,754)
American Funds New World (AdvantEdge)	197	467	(270)	(478)	2,034	(3,814)	(2,258)	(2,528)
American Funds New World (AnnuiChoice)	29	53	(24)	(14)	293	(482)	(203)	(227)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 4 (continued):
American Funds New World (AnnuiChoice II)	$71	$138	$(67)	$(220)	$718	$(1,331)	$(833)	$(900)
American Funds New World (GrandMaster)	70	91	(21)	4	—	(56)	(52)	(73)
American Funds New World (GrandMaster flex3)	115	332	(217)	(68)	881	(2,648)	(1,835)	(2,052)
American Funds New World (Pinnacle)	133	194	(61)	(176)	1,393	(3,607)	(2,390)	(2,451)
American Funds New World (Pinnacle IV)	155	231	(76)	(123)	1,062	(3,304)	(2,365)	(2,441)
American Funds New World (Pinnacle V)	336	871	(535)	(458)	3,014	(4,827)	(2,271)	(2,806)
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	5,097	6,807	(1,710)	44,511	36,714	(105,366)	(24,141)	(25,851)
Deutsche Small Cap Index VIP (Pinnacle IV)	259	389	(130)	4,761	1,859	(7,776)	(1,156)	(1,286)
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	80	38	42	1,497	581	(1,757)	321	363
Non-Affiliated Class B:
Deutsche Small Cap Index (AnnuiChoice II)	1,074	1,561	(487)	34,559	10,399	(51,960)	(7,002)	(7,489)
Deutsche Small Cap Index (AnnuiChoice)	2,212	2,244	(32)	81,953	21,412	(106,400)	(3,035)	(3,067)
Deutsche Small Cap Index (GrandMaster flex3)	387	819	(432)	(68)	3,750	(6,898)	(3,216)	(3,648)
Deutsche Small Cap Index (Grandmaster)	1,129	1,867	(738)	389	10,939	(18,054)	(6,726)	(7,464)
Deutsche Small Cap Index (IQ3)	938	1,761	(823)	12,098	9,079	(26,753)	(5,576)	(6,399)
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	74	167	(93)	796	716	(1,076)	436	343
Deutsche Small Cap Index (Pinnacle Plus)	440	998	(558)	4,237	4,257	(12,129)	(3,635)	(4,193)
Deutsche Small Cap Index VIP (Pinnacle IV)	2,249	4,263	(2,014)	8,204	21,769	(45,097)	(15,124)	(17,138)
Deutsche Small Cap Index VIP (Pinnacle V)	3,018	5,776	(2,758)	29,223	29,210	(76,933)	(18,500)	(21,258)
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	2,805	1,839	966	(4,040)	—	(7,416)	(11,456)	(10,490)
Pimco VIT All Asset (IQ Annuity)	9,728	4,567	5,161	(4,518)	—	(33,982)	(38,500)	(33,339)
Pimco VIT All Asset (Pinnacle)	4,507	3,210	1,297	(6,302)	—	(10,717)	(17,019)	(15,722)
Pimco VIT All Asset (Pinnacle II Reduced M&E)	462	168	294	(367)	—	(1,351)	(1,718)	(1,424)
Pimco VIT All Asset (AnnuiChoice II)	5,131	1,953	3,178	(3,850)	—	(16,218)	(20,068)	(16,890)
Pimco VIT All Asset (AnnuiChoice)	3,229	1,414	1,815	(19,601)	—	6,016	(13,585)	(11,770)
Pimco VIT All Asset (GrandMaster flex3)	4,096	2,395	1,701	(9,803)	—	(4,961)	(14,764)	(13,063)
Pimco VIT All Asset (Grandmaster)	4,119	3,357	762	(13,894)	—	(1,795)	(15,689)	(14,927)
Pimco VIT All Asset (Pinnacle IV)	6,024	3,602	2,422	(22,083)	—	(295)	(22,378)	(19,956)
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	193	1	192	—	—	(230)	(230)	(38)
Pimco VIT All Asset (Pinnacle Plus)	211	265	(54)	(2,643)	—	1,302	(1,341)	(1,395)
Pimco VIT All Asset (Pinnacle V)	6,762	4,842	1,920	(21,487)	—	(4,152)	(25,639)	(23,719)
Pimco VIT Commodity Real Return (Pinnacle)	921	225	696	(5,600)	—	820	(4,780)	(4,084)
Pimco VIT Commodity Real Return (Pinnacle IV)	6,274	1,511	4,763	(95,368)	—	64,052	(31,316)	(26,553)
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)	103	25	78	(226)	—	(508)	(734)	(656)
Pimco VIT Commodity Real Return (Pinnacle V)	35,171	14,579	20,592	(131,098)	—	(189,387)	(320,485)	(299,893)
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	14,079	5,193	8,886	(26,723)	—	(78,429)	(105,152)	(96,266)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	9,845	2,553	7,292	(67,673)	—	(8,598)	(76,271)	(68,979)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	1,412	330	1,082	(4,520)	—	(5,717)	(10,237)	(9,155)
Pimco VIT Commodity Real Return Strategy (Grandmaster)	1,170	374	796	(1,713)	—	(7,220)	(8,933)	(8,137)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (Continued):
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	$5,082	$1,677	$3,405	$(123,677)	$—	$92,944	$(30,733)	$(27,328)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	2,045	685	1,360	(5,799)	—	(7,776)	(13,575)	(12,215)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	137	37	100	(22)	—	(1,074)	(1,096)	(996)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	786	298	488	(5,908)	—	276	(5,632)	(5,144)
Pimco VIT Long Term Government (IQ Annuity)	145	119	26	(1,242)	—	(11)	(1,253)	(1,227)
Pimco VIT Long Term Government (Pinnacle)	526	308	218	(3,086)	—	(626)	(3,712)	(3,494)
Pimco VIT Long Term Government (GrandMaster flex3)	647	613	34	(5,657)	—	117	(5,540)	(5,506)
Pimco VIT Long Term Government (Pinnacle V)	75	53	22	(10)	—	(357)	(367)	(345)
Pimco VIT Long Term Government (AdvantEdge)	111	109	2	(1,006)	—	20	(986)	(984)
Pimco VIT Long Term Government (Pinnacle IV)	3,937	2,510	1,427	(13,950)	—	(6,517)	(20,467)	(19,040)
Pimco VIT Long Term Government (Annuichoice)	709	423	286	988	—	(2,653)	(1,665)	(1,379)
Pimco VIT Long Term Government (AnnuiChoice II)	200	107	93	—	—	(264)	(264)	(171)
Pimco VIT Long Term Government (Pinnacle II Reduced M&E)	100	67	33	(910)	—	18	(892)	(859)
Pimco VIT Low Duration (AnnuiChoice II)	52,023	17,964	34,059	(6,476)	—	(40,457)	(46,933)	(12,874)
Pimco VIT Low Duration (AnnuiChoice)	4,505	1,533	2,972	(781)	—	(3,148)	(3,929)	(957)
Pimco VIT Low Duration (GrandMaster flex3)	159,581	73,455	86,126	(40,756)	—	(84,265)	(125,021)	(38,895)
Pimco VIT Low Duration (Grandmaster)	20,264	8,211	12,053	(6,934)	—	(10,262)	(17,196)	(5,143)
Pimco VIT Low Duration (IQ Annuity)	29,169	13,057	16,112	(7,581)	—	(18,944)	(26,525)	(10,413)
Pimco VIT Low Duration (Pinnacle)	68,612	27,024	41,588	(15,627)	—	(36,840)	(52,467)	(10,879)
Pimco VIT Low Duration (Pinnacle IV)	5,987	2,462	3,525	(1,275)	—	(3,231)	(4,506)	(981)
Pimco VIT Low Duration (Pinnacle II Reduced M&E)	6,388	2,155	4,233	(2,007)	—	(3,142)	(5,149)	(916)
Pimco VIT Low Duration (AdvantEdge)	2,822	1,518	1,304	(270)	—	(2,442)	(2,712)	(1,408)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	980	252	728	(7)	—	(1,044)	(1,051)	(323)
Pimco VIT Low Duration (Pinnacle Plus)	1,540	828	712	339	—	(1,765)	(1,426)	(714)
Pimco VIT Low Duration (Pinnacle V)	27,719	10,459	17,260	(9,403)	—	(18,707)	(28,110)	(10,850)
Pimco VIT Real Return (Pinnacle IV)	5,516	2,107	3,409	(2,096)	—	(7,274)	(9,370)	(5,961)
Pimco VIT Real Return (AdvantEdge)	2,093	1,091	1,002	(2,912)	—	(912)	(3,824)	(2,822)
Pimco VIT Real Return (AnnuiChoice II)	11,071	3,841	7,230	(14,670)	—	(5,445)	(20,115)	(12,885)
Pimco VIT Real Return (AnnuiChoice)	5,187	1,434	3,753	(4,634)	—	(3,982)	(8,616)	(4,863)
Pimco VIT Real Return (GrandMaster flex3)	2,074	1,042	1,032	(7,391)	—	3,015	(4,376)	(3,344)
Pimco VIT Real Return (Grandmaster)	3,137	1,240	1,897	(5,208)	—	(301)	(5,509)	(3,612)
Pimco VIT Real Return (IQ Annuity)	4,958	2,185	2,773	(7,057)	—	(1,563)	(8,620)	(5,847)
Pimco VIT Real Return (Pinnacle)	781	837	(56)	(1,607)	—	2,038	431	375
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	1,150	212	938	(11)	—	(1,844)	(1,855)	(917)
Pimco VIT Real Return (Pinnacle Plus)	276	413	(137)	(4,595)	—	4,077	(518)	(655)
Pimco VIT Real Return (Pinnacle V)	15,520	6,208	9,312	(25,113)	—	997	(24,116)	(14,804)
Pimco VIT Total Return (Pinnacle V)	1,211,297	397,185	814,112	(33,301)	255,630	(1,344,134)	(1,121,805)	(307,693)
Pimco VIT Total Return (AdvantEdge)	309,235	105,199	204,036	6,394	65,725	(350,557)	(278,438)	(74,402)
Pimco VIT Total Return (AnnuiChoice II)	195,512	45,000	150,512	(3,021)	43,280	(227,703)	(187,444)	(36,932)
Pimco VIT Total Return (AnnuiChoice)	37,711	9,434	28,277	(22,546)	6,251	(18,395)	(34,690)	(6,413)
Pimco VIT Total Return (GrandMaster flex3)	27,329	10,359	16,970	(16,179)	4,617	(23,054)	(34,616)	(17,646)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (Continued):
Pimco VIT Total Return (Grandmaster)	$52,683	$21,105	$31,578	$(31,663)	$5,697	$(7,804)	$(33,770)	$(2,192)
Pimco VIT Total Return (IQ Annuity)	51,464	16,441	35,023	(18,070)	10,086	(46,874)	(54,858)	(19,835)
Pimco VIT Total Return (Pinnacle)	53,729	15,953	37,776	(29,438)	10,749	(34,082)	(52,771)	(14,995)
Pimco VIT Total Return (Pinnacle IV)	85,627	38,718	46,909	(104,260)	6,877	41,535	(55,848)	(8,939)
Pimco VIT Total Return (Pinnacle II Reduced M&E)	800	209	591	379	157	(920)	(384)	207
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	3,954	851	3,103	(526)	891	(4,456)	(4,091)	(988)
Pimco VIT Total Return (Pinnacle Plus)	25,796	10,212	15,584	972	4,849	(24,337)	(18,516)	(2,932)
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)	1,434	1,246	188	(1,694)	1,966	(12,176)	(11,904)	(11,716)
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)	217	143	74	83	297	(685)	(305)	(231)
Guggenheim VT Global Managed Futures Strategies (Pinnacle II Reduced M&E)	402	88	314	(4,051)	551	—	(3,500)	(3,186)
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)	15,007	9,532	5,475	26,500	20,583	(93,705)	(46,622)	(41,147)
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	5,682	3,707	1,975	(3,913)	7,794	(18,428)	(14,547)	(12,572)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	1,809	922	887	687	2,481	(5,802)	(2,634)	(1,747)
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	2,911	1,081	1,830	(27,130)	3,992	546	(22,592)	(20,762)
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	555	179	376	(5,517)	762	—	(4,755)	(4,379)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	449	311	138	(51)	616	(1,295)	(730)	(592)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	219	161	58	(10)	300	(651)	(361)	(303)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	636	1,749	(1,113)	6,537	—	(3,907)	2,630	1,517
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	861	1,581	(720)	1,870	—	(48)	1,822	1,102
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	280	421	(141)	4,815	—	(4,273)	542	401
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	34	83	(49)	14	—	48	62	13
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	351	732	(381)	774	—	(83)	691	310
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	251	574	(323)	283	—	217	500	177
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	2	6	(4)	2	—	4	6	2
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	394	841	(447)	810	—	(181)	629	182
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	3	7	(4)	50	—	(39)	11	7
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	192	466	(274)	995	—	(678)	317	43
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	1,323	3,238	(1,915)	3,370	—	(473)	2,897	982
Guggenheim VT Long Short Equity (AdvantEdge)	—	519	(519)	3,398	—	(3,874)	(476)	(995)
Guggenheim VT Long Short Equity (AnnuiChoice II)	—	883	(883)	1,338	—	(378)	960	77
Guggenheim VT Long Short Equity (AnnuiChoice)	—	117	(117)	354	—	(396)	(42)	(159)
Guggenheim VT Long Short Equity (GrandMaster flex3)	—	610	(610)	(2,131)	—	(1,139)	(3,270)	(3,880)
Guggenheim VT Long Short Equity (Grandmaster)	—	158	(158)	(360)	—	(268)	(628)	(786)
Guggenheim VT Long Short Equity (IQ Annuity)	—	304	(304)	431	—	(293)	138	(166)
Guggenheim VT Long Short Equity (Pinnacle)	—	438	(438)	3,831	—	(4,133)	(302)	(740)
Guggenheim VT Long Short Equity (Pinnacle IV)	—	569	(569)	2,211	—	(1,760)	451	(118)
Guggenheim VT Long Short Equity (Pinnacle II Reduced M&E)	—	50	(50)	(326)	—	—	(326)	(376)
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	—	44	(44)	(4)	—	(91)	(95)	(139)
Guggenheim VT Long Short Equity (Pinnacle Plus)	—	157	(157)	2,059	—	(1,787)	272	115
Guggenheim VT Long Short Equity (Pinnacle V)	—	3,993	(3,993)	31,176	—	(34,510)	(3,334)	(7,327)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)	$2,788	$2,202	$586	$2,147	$168	$(4,403)	$(2,088)	$(1,502)
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	12,261	14,008	(1,747)	4,517	790	(15,002)	(9,695)	(11,442)
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	946	794	152	37	62	(847)	(748)	(596)
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	16,479	20,127	(3,648)	6,650	1,040	(19,666)	(11,976)	(15,624)
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	6,306	6,598	(292)	3,026	—	(7,763)	(4,737)	(5,029)
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	456	349	107	14	—	(367)	(353)	(246)
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	16,749	18,598	(1,849)	2,845	—	(17,429)	(14,584)	(16,433)
iShares TIPS Bond ETF (Varoom)	284	1,691	(1,407)	(635)	—	(1,010)	(1,645)	(3,052)
iShares TIPS Bond ETF (Varoom GLWB 2)	177	1,379	(1,202)	204	—	(1,083)	(879)	(2,081)
iShares TIPS Bond ETF (Varoom GLWB 3)	13	66	(53)	(3)	—	(96)	(99)	(152)
iShares TIPS Bond ETF (Varoom GLWB 5)	287	2,398	(2,111)	(185)	—	(1,693)	(1,878)	(3,989)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	860	272	588	52	—	(1,721)	(1,669)	(1,081)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,862	1,020	842	4,224	—	(7,348)	(3,124)	(2,282)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	6,139	2,218	3,921	(1,440)	—	(11,413)	(12,853)	(8,932)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	12,274	6,247	6,027	1,806	—	(26,300)	(24,494)	(18,467)
iShares S&P 500 Growth ETF (Varoom)	2,224	2,574	(350)	1,150	—	4,318	5,468	5,118
iShares S&P 500 Growth ETF (Varoom GLWB 1)	10,368	16,205	(5,837)	39,257	—	(12,846)	26,411	20,574
iShares S&P 500 Growth ETF (Varoom GLWB 2)	271	230	41	1,041	—	131	1,172	1,213
iShares S&P 500 Growth ETF (Varoom GLWB 3)	2,131	2,974	(843)	22,749	—	(16,340)	6,409	5,566
iShares S&P 500 Growth ETF (Varoom GLWB 4)	70,581	116,163	(45,582)	87,727	—	73,075	160,802	115,220
iShares S&P 500 Growth ETF (Varoom GLWB 5)	1,736	3,012	(1,276)	2,549	—	571	3,120	1,844
iShares Core S&P 500 Index ETF (Varoom)	8,199	6,762	1,437	4,752	—	(7,726)	(2,974)	(1,537)
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	179,715	201,011	(21,296)	428,647	—	(482,420)	(53,773)	(75,069)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	16,283	20,065	(3,782)	47,965	—	(53,838)	(5,873)	(9,655)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	20,394	26,512	(6,118)	85,309	—	(96,501)	(11,192)	(17,310)
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	912,323	1,060,295	(147,972)	293,864	—	(695,600)	(401,736)	(549,708)
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	51,900	65,325	(13,425)	57,696	—	(87,144)	(29,448)	(42,873)
iShares S&P 500 Value ETF (Varoom)	1,725	1,287	438	501	—	(4,670)	(4,169)	(3,731)
iShares S&P 500 Value ETF (Varoom GLWB 1)	10,098	10,238	(140)	19,356	—	(42,461)	(23,105)	(23,245)
iShares S&P 500 Value ETF (Varoom GLWB 2)	895	975	(80)	1,088	—	(3,164)	(2,076)	(2,156)
iShares S&P 500 Value ETF (Varoom GLWB 3)	3,905	3,447	458	8,799	—	(18,652)	(9,853)	(9,395)
iShares S&P 500 Value ETF (Varoom GLWB 4)	43,774	46,237	(2,463)	60,028	—	(167,192)	(107,164)	(109,627)
iShares S&P 500 Value ETF (Varoom GLWB 5)	3,074	3,539	(465)	3,091	—	(10,365)	(7,274)	(7,739)
iShares Core S&P MidCap Index ETF (Varoom)	3,024	3,739	(715)	21,720	—	(26,280)	(4,560)	(5,275)
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	35,085	56,763	(21,678)	128,729	—	(205,847)	(77,118)	(98,796)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	4,379	7,670	(3,291)	14,708	—	(24,563)	(9,855)	(13,146)
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	4,671	8,407	(3,736)	23,814	—	(36,642)	(12,828)	(16,564)
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	182,597	305,069	(122,472)	71,618	—	(600,662)	(529,044)	(651,516)
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	8,082	14,881	(6,799)	15,586	—	(39,701)	(24,115)	(30,914)
iShares Core S&P Small Cap Index ETF (Varoom)	1,972	2,452	(480)	1,587	—	(6,317)	(4,730)	(5,210)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	16,934	28,438	(11,504)	69,989	—	(106,942)	(36,953)	(48,457)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	$2,161	$3,999	$(1,838)	$8,116	$—	$(13,068)	$(4,952)	$(6,790)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	3,016	5,407	(2,391)	14,964	—	(23,645)	(8,681)	(11,072)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	87,432	152,916	(65,484)	44,923	—	(274,738)	(229,815)	(295,299)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	6,756	12,965	(6,209)	14,409	—	(33,562)	(19,153)	(25,362)
iShares International Treasury Bond (Varoom)	29	444	(415)	(40)	—	(1,972)	(2,012)	(2,427)
iShares International Treasury Bond (Varoom GLWB 1)	1,363	28,194	(26,831)	(7,808)	—	(81,479)	(89,287)	(116,118)
iShares International Treasury Bond (Varoom GLWB 2)	21	479	(458)	(22)	—	(1,339)	(1,361)	(1,819)
iShares International Treasury Bond (Varoom GLWB 3)	32	375	(343)	(1,977)	—	(224)	(2,201)	(2,544)
iShares International Treasury Bond (Varoom GLWB 4)	6,822	151,488	(144,666)	(5,288)	—	(397,845)	(403,133)	(547,799)
iShares International Treasury Bond (Varoom GLWB 5)	30	748	(718)	(37)	—	(1,837)	(1,874)	(2,592)
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	5,670	4,459	1,211	8,300	—	(18,597)	(10,297)	(9,086)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	11,439	12,806	(1,367)	11,783	—	(31,676)	(19,893)	(21,260)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	3,541	3,204	337	13,896	—	(20,956)	(7,060)	(6,723)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	23,230	26,739	(3,509)	17,932	—	(60,912)	(42,980)	(46,489)
Vanguard Emerging Markets Index Fund ETF (Varoom)	792	510	282	21	—	(5,487)	(5,466)	(5,184)
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	4,271	4,126	145	3,592	—	(30,443)	(26,851)	(26,706)
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	1,848	1,284	564	(1,323)	—	(12,209)	(13,532)	(12,968)
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	7,801	7,683	118	(971)	—	(51,863)	(52,834)	(52,716)
Vanguard Developed Markets Index Fund ETF (Varoom)	999	648	351	183	—	(1,308)	(1,125)	(774)
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 1)	32,105	28,293	3,812	39,406	—	(65,301)	(25,895)	(22,083)
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 2)	4,081	3,747	334	4,483	—	(8,383)	(3,900)	(3,566)
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 3)	6,274	4,966	1,308	7,512	—	(17,288)	(9,776)	(8,468)
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 4)	164,629	152,708	11,921	38,012	—	(270,683)	(232,671)	(220,750)
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 5)	8,245	8,287	(42)	5,348	—	(17,869)	(12,521)	(12,563)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	294	162	132	30	—	(237)	(207)	(75)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	630	502	128	193	—	(637)	(444)	(316)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	2,896	1,702	1,194	505	—	(2,685)	(2,180)	(986)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	2,735	2,325	410	1,354	—	(3,198)	(1,844)	(1,434)
Vanguard Large-Cap Index ETF (Varoom)	1,303	1,180	123	463	—	(1,078)	(615)	(492)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	5,988	7,828	(1,840)	10,425	—	(12,257)	(1,832)	(3,672)
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	4,078	4,269	(191)	17,096	—	(18,938)	(1,842)	(2,033)
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	13,511	19,106	(5,595)	24,768	—	(31,656)	(6,888)	(12,483)
Vanguard Mega Cap Index ETF (Varoom)	757	586	171	120	—	(405)	(285)	(114)
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	524	591	(67)	1,226	—	(1,199)	27	(40)
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	1,544	1,645	(101)	6,853	—	(7,101)	(248)	(349)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	2,261	2,832	(571)	10,332	—	(11,603)	(1,271)	(1,842)
Vanguard REIT Index ETF (Varoom)	1,913	919	994	4,549	—	(5,290)	(741)	253
Vanguard REIT Index ETF (Varoom GLWB 2)	4,704	3,294	1,410	11,331	—	(13,550)	(2,219)	(809)
Vanguard REIT Index ETF (Varoom GLWB 3)	4,422	2,182	2,240	873	—	(2,539)	(1,666)	574
Vanguard REIT Index ETF (Varoom GLWB 5)	10,304	7,102	3,202	17,637	—	(21,746)	(4,109)	(907)
Vanguard Total Bond Market Index ETF (Varoom)	5,113	3,706	1,407	330	205	(4,620)	(4,085)	(2,678)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	$203,137	$199,704	$3,433	$94,893	$7,870	$(256,989)	$(154,226)	$(150,793)
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	18,408	19,619	(1,211)	7,705	718	(22,153)	(13,730)	(14,941)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	17,780	14,188	3,592	14,274	717	(30,026)	(15,035)	(11,443)
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	1,025,339	1,070,748	(45,409)	72,905	41,657	(961,632)	(847,070)	(892,479)
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	60,389	68,544	(8,155)	8,575	2,409	(60,915)	(49,931)	(58,086)
Vanguard VI Money Market (Varoom GLWB 2)	7	127	(120)	—	—	2	2	(118)
Vanguard VI Money Market (Varoom GLWB 3)	194	2,490	(2,296)	—	—	46	—	(2,296)
Vanguard VI Money Market (Varoom GLWB 5)	222	4,210	(3,988)	—	—	247	(2)	(3,990)
Vanguard Short Term Bond ETF (Varoom GLWB 2)	40	79	(39)	(1)	8	(117)	(110)	(149)
Vanguard Short Term Bond ETF (Varoom GLWB 3)	704	1,037	(333)	292	52	(603)	(259)	(592)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	3,830	7,988	(4,158)	540	384	(2,626)	(1,702)	(5,860)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$(2,330)	$47,523	$(37,229)	$7,964	$2,588	$(257,130)	$(202,437)	$(1,670)	$(458,649)	$(450,685)	$639,267	$188,582	184	(18,232)	(14,362)	(32,410)
Touchstone Aggressive ETF (AnnuiChoice ®)	3,899	33,001	(43,849)	(6,949)	—	(99,827)	(9,061)	(490)	(109,378)	(116,327)	715,136	598,809	—	(5,960)	(550)	(6,510)
Touchstone Aggressive ETF (AnnuiChoice II)	2,905	39,681	(50,595)	(8,009)	36,885	(52,317)	(46,641)	(4,897)	(66,970)	(74,979)	699,346	624,367	1,843	(2,785)	(2,399)	(3,341)
Touchstone Aggressive ETF (GrandMaster flex3)	727	136,986	(162,616)	(24,903)	4,402	(363,301)	154,252	(714)	(205,361)	(230,264)	1,582,354	1,352,090	272	(22,738)	9,427	(13,039)
Touchstone Aggressive ETF (Grandmaster)	546	972	(2,638)	(1,120)	—	(1,741)	16,966	(6)	15,219	14,099	107,199	121,298	—	(107)	1,085	978
Touchstone Aggressive ETF (IQ Advisor Standard)	2,836	743	(5,396)	(1,817)	—	—	(14)	—	(14)	(1,831)	259,499	257,668	—	—	(1)	(1)
Touchstone Aggressive ETF (IQ Annuity)	11,370	60,505	(168,079)	(96,204)	5,843	(373,731)	(13,281)	(642)	(381,811)	(478,015)	6,515,970	6,037,955	353	(23,357)	(806)	(23,810)
Touchstone Aggressive ETF (Pinnacle)	1,267	4,739	(12,446)	(6,440)	—	(10,214)	(69)	(226)	(10,509)	(16,949)	444,016	427,067	—	(652)	(4)	(656)
Touchstone Aggressive ETF (Pinnacle IV)	155	11,322	(17,477)	(6,000)	—	(121,721)	(8,386)	(416)	(130,523)	(136,523)	549,667	413,144	—	(7,547)	(536)	(8,083)
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	1,002	(2)	(1,393)	(393)	—	(237)	65,797	(68)	65,492	65,099	2,666	67,765	—	(21)	4,479	4,458
Touchstone Aggressive ETF (Pinnacle Plus)	(979)	5,940	(8,502)	(3,541)	—	(8,123)	(65,312)	(490)	(73,925)	(77,466)	233,004	155,538	—	(547)	(4,201)	(4,748)
Touchstone Aggressive ETF (Pinnacle V)	2,299	131,628	(167,236)	(33,309)	272,385	(252,869)	(49,181)	(15,940)	(45,605)	(78,914)	2,299,993	2,221,079	13,950	(13,465)	(2,609)	(2,124)
Touchstone Baron Small Cap Growth (Pinnacle)	(15,941)	418,570	(484,632)	(82,003)	55	(107,962)	(1,482,860)	(3,785)	(1,594,552)	(1,676,555)	1,676,555	—	1	(1,841)	(27,073)	(28,913)
Touchstone Baron Small Cap Growth (Pinnacle IV)	(9,021)	11,755	(48,095)	(45,361)	25,392	(115,592)	(700,678)	(454)	(791,332)	(836,693)	836,693	—	782	(3,657)	(23,376)	(26,251)
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	(1,319)	17,326	(25,963)	(9,956)	—	(1,100)	(159,964)	(38)	(161,102)	(171,058)	171,058	—	—	—	(2,929)	(2,929)
Touchstone Baron Small Cap Growth (Pinnacle V)	(35,404)	(72,338)	(91,217)	(198,959)	465,995	(172,012)	(2,867,051)	(9,654)	(2,582,722)	(2,781,681)	2,781,681	—	26,783	(10,567)	(175,916)	(159,700)
Touchstone Baron Small Cap Growth (AdvantEdge)	(6,022)	35,342	(57,621)	(28,301)	—	(47,982)	(432,332)	(2,499)	(482,813)	(511,114)	511,114	—	—	(2,604)	(23,999)	(26,603)
Touchstone Baron Small Cap Growth (AnnuiChoice II)	(4,727)	21,200	(55,731)	(39,258)	69,740	(42,846)	(635,524)	(778)	(609,408)	(648,666)	648,666	—	3,293	(2,028)	(31,802)	(30,537)
Touchstone Baron Small Cap Growth (AnnuiChoice)	(3,696)	97,367	(117,004)	(23,333)	4,276	(69,959)	(500,140)	(937)	(566,760)	(590,093)	590,093	—	121	(2,054)	(15,348)	(17,281)
Touchstone Baron Small Cap Growth (GrandMaster flex3)	(6,469)	56,585	(63,762)	(13,646)	—	(16,392)	(599,930)	(325)	(616,647)	(630,293)	630,293	—	—	(556)	(20,679)	(21,235)
Touchstone Baron Small Cap Growth (Grandmaster)	(4,230)	(10,426)	(12,483)	(27,139)	—	(48,511)	(310,544)	(23)	(359,078)	(386,217)	386,217	—	—	(1,746)	(12,540)	(14,286)
Touchstone Baron Small Cap Growth (IQ Advisor Standard)	(955)	21,384	(29,660)	(9,231)	—	(64,281)	(209,231)	—	(273,512)	(282,743)	282,743	—	—	(2,212)	(7,028)	(9,240)
Touchstone Baron Small Cap Growth (IQ Annuity)	(29,264)	349,911	(455,634)	(134,987)	8,446	(264,781)	(2,901,747)	(701)	(3,158,783)	(3,293,770)	3,293,770	—	255	(8,194)	(94,211)	(102,150)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	(497)	(1,982)	(1,292)	(3,771)	—	(11,604)	(49,102)	(87)	(60,793)	(64,564)	64,564	—	—	(604)	(2,704)	(3,308)
Touchstone Baron Small Cap Growth (Pinnacle Plus)	(4,628)	8,280	(20,734)	(17,082)	—	(77,339)	(218,585)	(261)	(296,185)	(313,267)	313,267	—	—	(2,511)	(7,659)	(10,170)
Touchstone Conservative ETF (AdvantEdge)	(1,201)	36,987	(38,806)	(3,020)	—	(21,000)	(151,031)	(1,516)	(173,547)	(176,567)	402,117	225,550	—	(1,769)	(11,810)	(13,579)
Touchstone Conservative ETF (AnnuiChoice II)	4,321	83,980	(105,952)	(17,651)	663	(132,760)	3,403	(7,748)	(136,442)	(154,093)	1,367,610	1,213,517	46	(9,676)	253	(9,377)
Touchstone Conservative ETF (AnnuiChoice)	(4,531)	74,683	(76,855)	(6,703)	—	(546,032)	(8,629)	(109)	(554,770)	(561,473)	730,129	168,656	—	(36,526)	(582)	(37,108)
Touchstone Conservative ETF (GrandMaster flex3)	(1,181)	19,727	(16,698)	1,848	—	(69,564)	(327,896)	(302)	(397,762)	(395,914)	471,207	75,293	—	(4,986)	(22,705)	(27,691)
Touchstone Conservative ETF (Grandmaster)	(50)	4,000	(4,842)	(892)	—	(5,815)	(21,885)	(15)	(27,715)	(28,607)	95,058	66,451	—	(401)	(1,493)	(1,894)
Touchstone Conservative ETF (IQ Advisor Standard)	1,574	8,583	(11,590)	(1,433)	—	—	—	—	—	(1,433)	171,191	169,758	—	—	—	—
Touchstone Conservative ETF (IQ Annuity)	424	54,260	(68,321)	(13,637)	80	(58,761)	79,576	(615)	20,280	6,643	753,796	760,439	6	(4,115)	5,477	1,368
Touchstone Conservative ETF (Pinnacle)	51	7,318	(9,451)	(2,082)	598	(21,900)	(165)	(31)	(21,498)	(23,580)	164,884	141,304	41	(1,506)	—	(1,465)
Touchstone Conservative ETF (Pinnacle IV)	(331)	30,899	(41,371)	(10,803)	57,281	(83,051)	(38,947)	(327)	(65,044)	(75,847)	673,801	597,954	3,977	(5,792)	(2,743)	(4,558)
Touchstone Conservative ETF (Pinnacle II Reduced M&E)	(336)	7,575	(5,364)	1,875	—	—	(177,256)	—	(177,256)	(175,381)	175,381	—	—	—	(11,972)	(11,972)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	26	284	(424)	(114)	—	(1,003)	4,784	(20)	3,761	3,647	1,933	5,580	—	(84)	391	307
Touchstone Conservative ETF (Pinnacle Plus)	(1,566)	16,037	(16,764)	(2,293)	—	(37,891)	(119,707)	(71)	(157,669)	(159,962)	310,089	150,127	—	(2,682)	(8,477)	(11,159)
Touchstone Conservative ETF Fund (Pinnacle V)	(1,589)	348,292	(452,825)	(106,122)	444,351	(526,130)	101,521	(38,428)	(18,686)	(124,808)	6,326,918	6,202,110	31,436	(39,860)	7,575	(849)
Touchstone Active Bond (AdvantEdge)	2,719	(10,477)	7	(7,751)	—	(27,790)	144,380	(1,757)	114,833	107,082	200,545	307,627	—	(2,419)	11,747	9,328
Touchstone Active Bond (AnnuiChoice II)	5,384	(3)	(13,282)	(7,901)	61,105	(5,646)	111,673	(2,349)	164,783	156,882	221,699	378,581	4,519	(594)	8,355	12,280
Touchstone Active Bond (AnnuiChoice)	4,888	(30,731)	15,500	(10,343)	3,095	(101,267)	(93,352)	(1,005)	(192,529)	(202,872)	722,362	519,490	189	(6,281)	(5,635)	(11,727)
Touchstone Active Bond (GrandMaster flex3)	3,762	(16,707)	5,220	(7,725)	—	(116,169)	190,041	(366)	73,506	65,781	265,301	331,082	—	(8,373)	13,612	5,239
Touchstone Active Bond (Grandmaster)	(8,174)	(84,015)	80,808	(11,381)	—	(108,583)	(929,026)	(444)	(1,038,053)	(1,049,434)	1,383,673	334,239	—	(7,891)	(67,091)	(74,982)
Touchstone Active Bond (IQ Advisor Standard)	(699)	2,424	(2,492)	(767)	—	(160,162)	—	—	(160,162)	(160,929)	160,929	—	—	(10,885)	—	(10,885)
Touchstone Active Bond (IQ Annuity)	7,187	(365)	(19,365)	(12,543)	—	(19,197)	261,770	(226)	242,347	229,804	342,399	572,203	—	(1,306)	17,595	16,289
Touchstone Active Bond (Pinnacle)	11,043	(77)	(31,252)	(20,286)	57,971	(99,129)	373,992	(34)	332,800	312,514	586,438	898,952	3,930	(6,773)	25,715	22,872
Touchstone Active Bond (Pinnacle IV)	(15,198)	(182,993)	173,264	(24,927)	81,863	(252,292)	(1,691,331)	(595)	(1,862,355)	(1,887,282)	2,695,441	808,159	5,609	(17,469)	(116,490)	(128,350)
Touchstone Active Bond (Pinnacle II Reduced M&E)	114	—	(177)	(63)	—	—	5,476	—	5,476	5,413	—	5,413	—	—	374	374
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	1,380	(26)	(4,466)	(3,112)	—	(6,671)	37,925	(371)	30,883	27,771	99,429	127,200	—	(653)	3,489	2,836
Touchstone Active Bond (Pinnacle Plus)	1,817	(14,258)	6,367	(6,074)	—	(34,741)	44,116	(332)	9,043	2,969	227,756	230,725	—	(2,693)	3,442	749
Touchstone Active Bond (PinnacleV)	23,456	(165,468)	24,571	(117,441)	869,813	(351,430)	(506,022)	(25,963)	(13,602)	(131,043)	5,038,842	4,907,799	68,982	(29,394)	(38,756)	832
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	(243)	3,903	(7,934)	(4,274)	—	(3,866)	—	(173)	(4,039)	(8,313)	240,670	232,357	—	(203)	—	(203)
Touchstone GMAB Aggressive ETF (Pinnacle IV)	(2,813)	31,711	(42,665)	(13,767)	1,350	(53,539)	—	(465)	(52,654)	(66,421)	716,243	649,822	69	(2,805)	1	(2,735)
Touchstone GMAB Aggressive ETF (Pinnacle V)	(3,739)	49,539	(56,494)	(10,694)	—	(90,359)	—	(377)	(90,736)	(101,430)	654,398	552,968	—	(4,681)	—	(4,681)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone GMAB Conservative ETF (AnnuiChoice II)	$(611)	$13,921	$(17,995)	$(4,685)	$—	$(7,205)	$—	$(335)	$(7,540)	$(12,225)	$244,145	$231,920	—	(533)	(1)	(534)
Touchstone GMAB Conservative ETF (Pinnacle IV)	(3,476)	37,231	(46,666)	(12,911)	—	(31,614)	—	(114)	(31,728)	(44,639)	605,814	561,175	—	(2,273)	—	(2,273)
Touchstone GMAB Conservative ETF (Pinnacle V)	(3,998)	38,634	(47,439)	(12,803)	—	(46,237)	—	(176)	(46,413)	(59,216)	586,670	527,454	—	(3,360)	—	(3,360)
Touchstone GMAB Moderate ETF (AnnuiChoice II)	46	3,917	(4,567)	(604)	—	—	—	(30)	(30)	(634)	31,342	30,708	—	(2)	—	(2)
Touchstone GMAB Moderate ETF (Pinnacle IV)	(2,147)	179,669	(192,268)	(14,746)	—	(229,893)	—	(148)	(230,041)	(244,787)	932,851	688,064	—	(13,720)	(1)	(13,721)
Touchstone GMAB Moderate ETF(Pinnacle V)	(1,951)	129,054	(140,649)	(13,546)	—	(153,893)	—	(236)	(154,129)	(167,675)	666,150	498,475	—	(9,385)	—	(9,385)
Touchstone High Yield (AdvantEdge)	19,800	(126,947)	110,749	3,602	—	(136,169)	(1,014,248)	(396)	(1,150,813)	(1,147,211)	1,147,211	—	—	(9,082)	(69,569)	(78,651)
Touchstone High Yield (AnnuiChoice II)	13,121	(37,734)	21,166	(3,447)	40	(4,961)	(115,134)	(221)	(120,276)	(123,723)	123,723	—	3	(332)	(7,682)	(8,011)
Touchstone High Yield (AnnuiChoice)	22,934	(64,217)	37,794	(3,489)	—	(52,764)	(183,967)	(1,779)	(238,510)	(241,999)	241,999	—	—	(2,392)	(8,487)	(10,879)
Touchstone High Yield (GrandMaster flex3)	24,579	(74,223)	39,098	(10,546)	—	(22,200)	(219,335)	(1,106)	(242,641)	(253,187)	253,187	—	—	(1,108)	(11,589)	(12,697)
Touchstone High Yield (Grandmaster)	4,394	(26,033)	19,821	(1,818)	—	(6,377)	(193,667)	(35)	(200,079)	(201,897)	201,897	—	—	(378)	(11,652)	(12,030)
Touchstone High Yield (IQ Advisor Standard)	(963)	(22,346)	20,240	(3,069)	—	(214,958)	—	—	(214,958)	(218,027)	218,027	—	—	(12,033)	—	(12,033)
Touchstone High Yield (IQ Annuity)	29,954	(113,684)	76,596	(7,134)	375	(65,923)	(436,852)	(3,752)	(506,152)	(513,286)	513,286	—	18	(3,176)	(21,626)	(24,784)
Touchstone High Yield (Pinnacle)	36,171	(118,118)	77,806	(4,141)	—	(27,540)	(437,569)	(5,144)	(470,253)	(474,394)	474,394	—	—	(1,351)	(22,066)	(23,417)
Touchstone High Yield (Pinnacle IV)	54,722	(174,007)	105,212	(14,073)	5,913	(175,301)	(561,382)	(2,314)	(733,084)	(747,157)	747,157	—	289	(8,779)	(28,868)	(37,358)
Touchstone High Yield (Pinnacle II Reduced M&E)	472	(1,996)	901	(623)	—	—	(5,011)	(7)	(5,018)	(5,641)	5,641	—	—	—	(276)	(276)
Touchstone High Yield (Pinnacle Plus Reduced M&E)	3,756	(8,495)	3,812	(927)	—	(3,432)	(27,293)	(61)	(30,786)	(31,713)	31,713	—	—	(285)	(2,325)	(2,610)
Touchstone High Yield (Pinnacle Plus)	13,235	(49,578)	33,086	(3,257)	—	(42,109)	(148,061)	(412)	(190,582)	(193,839)	193,839	—	—	(2,421)	(8,778)	(11,199)
Touchstone High Yield (PinnacleV)	112,556	(392,908)	243,714	(36,638)	9,078	(342,066)	(1,049,622)	(839)	(1,383,449)	(1,420,087)	1,420,087	—	661	(24,417)	(79,355)	(103,111)
Touchstone Large Cap Core Equity (AdvantEdge)	(391)	18,833	(53,267)	(34,825)	—	(26,542)	(5,257)	(2,660)	(34,459)	(69,284)	658,939	589,655	—	(1,929)	(330)	(2,259)
Touchstone Large Cap Core Equity (AnnuiChoice II)	3,021	22,927	(57,280)	(31,332)	88,989	(53,592)	31,615	(1,417)	65,595	34,263	556,768	591,031	5,439	(3,380)	1,931	3,990
Touchstone Large Cap Core Equity (AnnuiChoice)	2,103	60,116	(87,303)	(25,084)	100	(109,904)	(189)	(846)	(110,839)	(135,923)	575,426	439,503	5	(6,298)	(3)	(6,296)
Touchstone Large Cap Core Equity (GrandMaster flex3)	15	4,952	(13,626)	(8,659)	—	(13,630)	33,767	(371)	19,766	11,107	120,376	131,483	—	(786)	1,825	1,039
Touchstone Large Cap Core Equity (Grandmaster)	(45)	14,559	(19,354)	(4,840)	—	(1,123)	(74,280)	(16)	(75,419)	(80,259)	168,351	88,092	—	(62)	(3,943)	(4,005)
Touchstone Large Cap Core Equity (IQ Advisor Standard)	63	21	(382)	(298)	—	—	—	—	—	(298)	6,487	6,189	—	—	—	—
Touchstone Large Cap Core Equity (IQ Annuity)	351	12,318	(31,761)	(19,092)	—	(14,435)	(1,257)	(376)	(16,068)	(35,160)	364,812	329,652	—	(873)	(75)	(948)
Touchstone Large Cap Core Equity (Pinnacle)	6,674	309,229	(651,798)	(335,895)	28,275	(863,758)	(96,036)	(2,952)	(934,471)	(1,270,366)	6,974,710	5,704,344	1,481	(45,067)	(4,917)	(48,503)
Touchstone Large Cap Core Equity (Pinnacle IV)	(27,557)	339,843	(616,848)	(304,562)	23,621	(1,333,955)	(1,349,131)	(751)	(2,660,216)	(2,964,778)	4,157,718	1,192,940	1,225	(72,329)	(78,591)	(149,695)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	1,452	18,439	(43,344)	(23,453)	—	(56,446)	2,059	(57)	(54,444)	(77,897)	461,378	383,481	—	—	(2,909)	(2,909)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	759	8,390	(18,748)	(9,599)	32,653	(88,373)	2,587	(1,108)	(54,241)	(63,840)	258,802	194,962	1,916	(5,127)	161	(3,050)
Touchstone Large Cap Core Equity (Pinnacle Plus)	(409)	11,570	(24,219)	(13,058)	—	(15,610)	(11,660)	(57)	(27,327)	(40,385)	247,987	207,602	—	(802)	(614)	(1,416)
Touchstone Large Cap Core Equity (PinnacleV)	(35,895)	659,471	(1,350,974)	(727,398)	680,915	(1,516,560)	(2,758,305)	(16,581)	(3,610,531)	(4,337,929)	10,811,289	6,473,360	52,102	(118,183)	(230,268)	(296,349)
Touchstone Focused (AdvantEdge)	(1,012)	29,993	(46,218)	(17,237)	—	(43,381)	545,528	(886)	501,261	484,024	32,176	516,200	—	(2,730)	32,848	30,118
Touchstone Focused (AnnuiChoice II)	(19,143)	156,549	(161,316)	(23,910)	16,358	(51,377)	1,107,195	(1,120)	1,071,056	1,047,146	1,569,100	2,616,246	851	(2,673)	56,823	55,001
Touchstone Focused (AnnuiChoice)	(17,154)	488,160	(492,927)	(21,921)	2,077	(416,359)	1,476,101	(2,865)	1,058,954	1,037,033	1,662,789	2,699,822	74	(14,514)	50,908	36,468
Touchstone Focused (GrandMaster flex3)	(5,247)	92,219	(105,295)	(18,323)	990	(77,590)	837,011	(200)	760,211	741,888	418,620	1,160,508	37	(2,939)	30,750	27,848
Touchstone Focused (Grandmaster)	(2,823)	54,032	(78,703)	(27,494)	—	(40,284)	810,224	(72)	769,868	742,374	138,940	881,314	—	(1,622)	32,651	31,029
Touchstone Focused (IQ Advisor Standard)	(62)	2,511	(3,682)	(1,233)	—	—	38,948	—	38,948	37,715	7,074	44,789	—	—	1,433	1,433
Touchstone Focused (IQ Annuity)	(13,275)	356,932	(468,447)	(124,790)	8,562	(258,593)	4,172,769	(816)	3,921,922	3,797,132	945,404	4,742,536	298	(9,109)	147,958	139,147
Touchstone Focused (Pinnacle)	(13,393)	402,223	(542,801)	(153,971)	273	(80,570)	4,666,596	(510)	4,585,789	4,431,818	694,898	5,126,716	10	(2,911)	164,398	161,497
Touchstone Focused (Pinnacle IV)	(23,091)	307,964	(349,539)	(64,666)	5,185	(213,385)	2,307,503	(863)	2,098,440	2,033,774	1,527,483	3,561,257	189	(7,669)	82,415	74,935
Touchstone Focused (Pinnacle II Reduced M&E)	(543)	29,625	(47,770)	(18,688)	—	—	543,514	(9)	543,505	524,817	8,606	533,423	—	—	18,953	18,953
Touchstone Focused (Pinnacle Plus Reduced M&E)	(2,762)	36,019	(41,909)	(8,652)	375	(32,304)	461,088	(1,337)	427,822	419,170	221,441	640,611	22	(1,899)	26,567	24,690
Touchstone Focused (Pinnacle Plus)	(5,346)	46,914	(61,112)	(19,544)	—	(36,836)	466,730	(190)	429,704	410,160	225,429	635,589	—	(1,296)	16,267	14,971
Touchstone Focused (PinnacleV)	(56,936)	514,425	(573,664)	(116,175)	681,541	(308,042)	3,705,292	(21,199)	4,057,592	3,941,417	2,963,814	6,905,231	44,335	(21,297)	236,466	259,504
Touchstone Moderate ETF (AdvantEdge)	1,083	136,664	(144,152)	(6,405)	9,000	(2,836)	(232,357)	(5,576)	(231,769)	(238,174)	796,464	558,290	652	(623)	(16,884)	(16,855)
Touchstone Moderate ETF (AnnuiChoice II)	18,220	401,944	(441,080)	(20,916)	378,046	(328,028)	(15,841)	(14,502)	19,675	(1,241)	2,231,100	2,229,859	28,295	(25,001)	(1,187)	2,107
Touchstone Moderate ETF (AnnuiChoice)	14,974	358,902	(395,146)	(21,270)	2,187	(306,471)	(5,894)	(1,402)	(311,580)	(332,850)	2,133,344	1,800,494	137	(18,826)	(383)	(19,072)
Touchstone Moderate ETF (GrandMaster flex3)	2,869	356,501	(380,876)	(21,506)	—	(127,690)	(235,895)	(551)	(364,136)	(385,642)	1,718,536	1,332,894	—	(8,477)	(14,997)	(23,474)
Touchstone Moderate ETF (Grandmaster)	454	18,754	(22,098)	(2,890)	—	(26,082)	254	(28)	(25,856)	(28,746)	156,197	127,451	—	(1,697)	(2)	(1,699)
Touchstone Moderate ETF (IQ Advisor Enhanced)	430	4,632	(5,437)	(375)	—	—	—	—	—	(375)	38,188	37,813	—	—	—	—
Touchstone Moderate ETF (IQ Advisor Standard)	2,000	16,156	(18,991)	(835)	—	—	41,170	—	41,170	40,335	92,685	133,020	—	—	2,330	2,330
Touchstone Moderate ETF (IQ Annuity)	6,289	201,191	(230,165)	(22,685)	—	(53,793)	(44,956)	(949)	(99,698)	(122,383)	1,581,061	1,458,678	—	(3,490)	(2,810)	(6,300)
Touchstone Moderate ETF (Pinnacle)	1,348	52,985	(59,942)	(5,609)	—	(42,509)	(79)	(267)	(42,855)	(48,464)	373,379	324,915	—	(2,752)	(5)	(2,757)
Touchstone Moderate ETF (Pinnacle IV)	3,665	274,936	(295,749)	(17,148)	82,076	(318,993)	(62,534)	(673)	(300,124)	(317,272)	1,481,459	1,164,187	5,231	(20,342)	(4,004)	(19,115)
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	24	780	(888)	(84)	—	(3,386)	166	(21)	(3,241)	(3,325)	9,275	5,950	—	(249)	11	(238)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle Plus)	$(15)	$53,737	$(61,099)	$(7,377)	$—	$(21,928)	$4,132	$(287)	$(18,083)	$(25,460)	$272,344	$246,884	—	(1,453)	88	(1,365)
Touchstone Moderate ETF (Pinnacle V)	5,489	575,879	(638,350)	(56,982)	530,319	(766,483)	81,469	(21,236)	(175,931)	(232,913)	3,482,605	3,249,692	40,334	(59,623)	6,102	(13,187)
Touchstone Money Market (AdvantEdge)	(3,317)	—	8	(3,309)	10	(14,956)	(919,892)	(8)	(934,846)	(938,155)	938,155	—	1	(1,614)	(99,442)	(101,055)
Touchstone Money Market (AnnuiChoice II)	(2,095)	—	—	(2,095)	5,608	(2,113)	(569,380)	(222)	(566,107)	(568,202)	568,202	—	597	(248)	(60,667)	(60,318)
Touchstone Money Market (AnnuiChoice)	(2,390)	—	2	(2,388)	—	(48,341)	(741,576)	(522)	(790,439)	(792,827)	792,827	—	—	(4,477)	(68,053)	(72,530)
Touchstone Money Market (GrandMaster flex3)	(6,214)	—	7	(6,207)	—	(259,178)	(1,325,909)	(254)	(1,585,341)	(1,591,548)	1,591,548	—	—	(25,893)	(132,428)	(158,321)
Touchstone Money Market (Grandmaster)	(9,699)	—	45	(9,654)	128	(262,489)	(2,330,854)	(396)	(2,593,611)	(2,603,265)	2,603,265	—	12	(25,510)	(226,857)	(252,355)
Touchstone Money Market (IQ Advisor Enhanced)	(186)	—	—	(186)	—	(2,091)	2,277	—	186	—	—	—	—	(216)	216	—
Touchstone Money Market (IQ Annuity)	(895)	—	(35)	(930)	—	(2,735)	(191,440)	(7)	(194,182)	(195,112)	195,112	—	—	(272)	(18,762)	(19,034)
Touchstone Money Market (IQ3)	(8,316)	—	17	(8,299)	120,399	(309,917)	(1,321,430)	(1,258)	(1,512,206)	(1,520,505)	1,520,505	—	11,748	(30,395)	(129,681)	(148,328)
Touchstone Money Market (Pinnacle)	(6,786)	—	26	(6,760)	700	(245,806)	(1,431,440)	(452)	(1,676,998)	(1,683,758)	1,683,758	—	68	(23,949)	(139,357)	(163,238)
Touchstone Money Market (Pinnacle IV)	(20,246)	—	29	(20,217)	106,333	(457,787)	(4,055,160)	(238)	(4,406,852)	(4,427,069)	4,427,069	—	10,452	(45,072)	(400,114)	(434,734)
Touchstone Money Market (Pinnacle II Reduced M&E)	(96)	—	—	(96)	—	(3,472)	(27,097)	(92)	(30,661)	(30,757)	30,757	—	—	—	(2,960)	(2,960)
Touchstone Money Market (Pinnacle Plus Reduced M&E)	(11)	—	—	(11)	—	(91,519)	91,530	—	11	—	—	—	—	(9,622)	9,622	—
Touchstone Money Market (Pinnacle Plus)	(2,332)	—	8	(2,324)	—	(21,750)	(415,478)	(68)	(437,296)	(439,620)	439,620	—	—	(2,393)	(45,697)	(48,090)
Touchstone Money Market (Pinnacle V)	(47,650)	—	41	(47,609)	10,711	(136,064)	(9,987,268)	(127)	(10,112,748)	(10,160,357)	10,160,357	—	1,166	(14,816)	(1,090,102)	(1,103,752)
Touchstone Third Avenue Value (AdvantEdge)	1,478	(9,966)	4,173	(4,315)	—	(1,539)	(82,936)	(136)	(84,611)	(88,926)	88,926	—	—	(153)	(7,710)	(7,863)
Touchstone Third Avenue Value (AnnuiChoice II)	15,149	24,800	(81,133)	(41,184)	—	(55,836)	(518,561)	(600)	(574,997)	(616,181)	616,181	—	—	(4,987)	(47,445)	(52,432)
Touchstone Third Avenue Value (AnnuiChoice)	36,709	30,359	(147,879)	(80,811)	1,047	(234,894)	(1,103,757)	(1,345)	(1,338,949)	(1,419,760)	1,419,760	—	49	(11,095)	(52,937)	(63,983)
Touchstone Third Avenue Value (GrandMaster flex3)	11,068	13,821	(51,577)	(26,688)	—	(22,392)	(440,605)	(314)	(463,311)	(489,999)	489,999	—	—	(1,290)	(26,132)	(27,422)
Touchstone Third Avenue Value (Grandmaster)	12,468	73,277	(119,437)	(33,692)	27,405	(192,418)	(429,505)	(141)	(594,659)	(628,351)	628,351	—	1,576	(11,513)	(27,015)	(36,952)
Touchstone Third Avenue Value (IQ Advisor Standard)	370	(273)	(2,936)	(2,839)	—	—	(39,015)	—	(39,015)	(41,854)	41,854	—	—	—	(2,330)	(2,330)
Touchstone Third Avenue Value (IQ Annuity)	52,957	204,592	(377,759)	(120,210)	25,778	(146,952)	(1,700,485)	(517)	(1,822,176)	(1,942,386)	1,942,386	—	1,355	(7,892)	(95,264)	(101,801)
Touchstone Third Avenue Value (Pinnacle)	101,557	499,199	(839,324)	(238,568)	40,309	(464,036)	(3,366,068)	3,161	(3,786,634)	(4,025,202)	4,025,202	—	681	(8,192)	(61,970)	(69,481)
Touchstone Third Avenue Value (Pinnacle IV)	49,950	103,508	(276,447)	(122,989)	2,847	(290,882)	(1,756,152)	(506)	(2,044,693)	(2,167,682)	2,167,682	—	151	(15,691)	(97,549)	(113,089)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	12,628	(5,848)	(36,541)	(29,761)	—	(62,259)	(387,668)	(53)	(449,980)	(479,741)	479,741	—	—	—	(8,221)	(8,221)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	10,863	(58,491)	28,675	(18,953)	44,384	(91,054)	(290,029)	(409)	(337,108)	(356,061)	356,061	—	3,550	(7,189)	(23,931)	(27,570)
Touchstone Third Avenue Value (Pinnacle Plus)	5,201	(49,957)	27,227	(17,529)	—	(33,625)	(323,605)	(268)	(357,498)	(375,027)	375,027	—	—	(1,777)	(16,916)	(18,693)
Touchstone Third Avenue Value (Pinnacle V)	13,317	(22,629)	(23,214)	(32,526)	13,385	(102,406)	(443,814)	(1,458)	(534,293)	(566,819)	566,819	—	1,400	(11,021)	(49,093)	(58,714)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	1,368	56,079	(65,955)	(8,508)	—	(78,553)	(47,896)	(569)	(127,018)	(135,526)	1,278,924	1,143,398	—	(5,296)	(3,262)	(8,558)
Fidelity VIP Balanced (Pinnacle II Reduced M&E)	28	205	(267)	(34)	—	—	—	(5)	(5)	(39)	6,673	6,634	—	—	—	—
Fidelity VIP Balanced (Grandmaster)	566	89,734	(102,189)	(11,889)	—	(266,440)	(21,327)	(687)	(288,454)	(300,343)	1,742,127	1,441,784	—	(11,105)	(918)	(12,023)
Fidelity VIP Overseas (Pinnacle)	(490)	(5,599)	11,223	5,134	—	(63,022)	(14,611)	(33)	(77,666)	(72,532)	174,356	101,824	—	(6,544)	(1,504)	(8,048)
Fidelity VIP Overseas (Pinnacle IV)	(89)	(27)	1,787	1,671	—	(3,644)	—	(80)	(3,724)	(2,053)	73,212	71,159	—	(383)	—	(383)
Fidelity VIP Equity-Income (Grandmaster)	143,470	590,107	(1,188,247)	(454,670)	69,481	(1,253,898)	(272,015)	(3,367)	(1,459,799)	(1,914,469)	9,785,521	7,871,052	940	(17,207)	(3,469)	(19,736)
Fidelity VIP Equity-Income (Pinnacle)	37,041	172,815	(324,435)	(114,579)	—	(303,902)	(49,386)	(934)	(354,222)	(468,801)	2,400,330	1,931,529	—	(14,497)	(2,230)	(16,727)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	941	5,099	(8,390)	(2,350)	—	(5,120)	—	—	(5,120)	(7,470)	50,520	43,050	—	(239)	—	(239)
Fidelity VIP Growth (Grandmaster)	(79,754)	849,751	(366,739)	403,258	—	(841,595)	(210,372)	(3,143)	(1,055,110)	(651,852)	7,264,719	6,612,867	—	(8,691)	(2,130)	(10,821)
Fidelity VIP High Income (Grandmaster)	78,457	(62,550)	(93,344)	(77,437)	9,638	(164,144)	503,136	(589)	348,041	270,604	1,138,224	1,408,828	366	(6,342)	19,322	13,346
Fidelity VIP II Asset Manager (Grandmaster)	3,890	391,848	(431,256)	(35,518)	41,693	(993,720)	(21,864)	(2,368)	(976,259)	(1,011,777)	4,955,000	3,943,223	829	(19,888)	(291)	(19,350)
Fidelity VIP II Contrafund (Grandmaster)	(44,499)	1,591,072	(1,576,242)	(29,669)	96,434	(1,734,101)	(654,374)	(4,280)	(2,296,321)	(2,325,990)	12,399,762	10,073,772	1,434	(26,154)	(9,750)	(34,470)
Fidelity VIP II Contrafund (Pinnacle)	(21,650)	1,372,164	(1,361,530)	(11,016)	35,752	(932,153)	94,877	(2,780)	(804,304)	(815,320)	6,441,582	5,626,262	1,125	(28,816)	3,573	(24,118)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	(20)	5,155	(5,253)	(118)	—	(5,036)	2,059	(8)	(2,985)	(3,103)	41,209	38,106	—	—	(91)	(91)
Fidelity VIP II Index 500 (Grandmaster)	16,985	480,849	(494,634)	3,200	—	(828,292)	(188,135)	(1,871)	(1,018,298)	(1,015,098)	4,567,554	3,552,456	—	(16,337)	(3,653)	(19,990)
Fidelity VIP II Index 500 (IQ Annuity)	143	32,440	(36,414)	(3,831)	—	(99,779)	—	(202)	(99,981)	(103,812)	279,732	175,920	—	(6,207)	—	(6,207)
Fidelity VIP II Index 500 (Pinnacle)	14,128	65,644	(78,749)	1,023	—	(215,536)	(62,121)	(1,395)	(279,052)	(278,029)	2,714,982	2,436,953	—	(14,673)	(4,292)	(18,965)
Fidelity VIP II Index 500 (Pinnacle IV)	779	5,449	(6,066)	162	—	(21,371)	—	(63)	(21,434)	(21,272)	175,392	154,120	—	(1,453)	1	(1,452)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	307	3,307	(3,487)	127	—	(9,314)	—	(4)	(9,318)	(9,191)	45,094	35,903	—	(630)	—	(630)
Fidelity VIP II Investment Grade Bond (Pinnacle)	17,029	7,058	(53,363)	(29,276)	—	(167,966)	(35,469)	(502)	(203,937)	(233,213)	1,658,443	1,425,230	—	(12,843)	(2,719)	(15,562)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	2,634	27,427	(38,820)	(8,759)	—	(310,433)	(8,970)	(219)	(319,622)	(328,381)	716,638	388,257	—	(23,810)	(687)	(24,497)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	643	25	(1,390)	(722)	—	—	—	—	—	(722)	42,812	42,090	—	—	—	—
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	5,482	477	(11,425)	(5,466)	—	(10,424)	—	(791)	(11,215)	(16,681)	349,012	332,331	—	(836)	—	(836)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)	738	114	(1,746)	(894)	—	(2,037)	—	(10)	(2,047)	(2,941)	53,342	50,401	—	(153)	—	(153)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	1,359	391	(4,613)	(2,863)	—	(4,155)	—	(480)	(4,635)	(7,498)	138,503	131,005	—	(358)	—	(358)
Fidelity VIP II Investment Grade Bond (Grandmaster)	22,102	13,207	(73,323)	(38,014)	—	(347,184)	(1,202)	(622)	(349,008)	(387,022)	2,278,156	1,891,134	—	(8,810)	(30)	(8,840)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Intial Class (continued):
Fidelity VIP II Investment Grade Bond (IQ Annuity)	$2,338	$7,508	$(16,289)	$(6,443)	$—	$(90,398)	$—	$(200)	$(90,598)	$(97,041)	$370,199	$273,158	—	(4,906)	—	(4,906)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	422	179	(1,118)	(517)	—	(4,925)	—	(41)	(4,966)	(5,483)	33,330	27,847	—	(450)	1	(449)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	34	(28)	(70)	(64)	—	(2,189)	—	(5)	(2,194)	(2,258)	5,869	3,611	—	(169)	—	(169)
Fidelity VIP Government Money Market (Pinnacle)	(14,482)	—	—	(14,482)	1,400	(591,333)	1,843,241	(991)	1,252,317	1,237,835	—	1,237,835	141	(67,194)	191,976	124,923
Fidelity VIP Government Money Market (Pinnacle II Reduced M&E)	(182)	—	—	(182)	—	(2,943)	27,097	(3)	24,151	23,969	—	23,969	—	—	2,415	2,415
Fidelity VIP Government Money Market (Pinnacle IV)	(39,611)	—	—	(39,611)	16,151	(3,766,388)	5,842,164	(631)	2,091,296	2,051,685	—	2,051,685	1,620	(379,613)	585,195	207,202
Fidelity VIP Government Money Market (Pinnacle V)	(109,514)	—	(132)	(109,646)	1,142,929	(2,615,520)	11,909,130	(223)	10,436,316	10,326,670	—	10,326,670	114,448	(263,377)	1,192,560	1,043,631
Fidelity VIP Government Money Market (Pinnacle Plus)	(5,638)	—	—	(5,638)	—	(11,106)	507,766	(23)	496,637	490,999	—	490,999	—	(1,118)	50,781	49,663
Fidelity VIP Government Money Market (Pinnacle Plus Reduced M&E)	(46)	—	—	(46)	—	(131,580)	147,741	—	16,161	16,115	—	16,115	—	(13,232)	14,856	1,624
Fidelity VIP Government Money Market (Grandmaster)	(20,238)	—	—	(20,238)	55,382	(1,366,765)	3,508,505	(730)	2,196,392	2,176,154	—	2,176,154	5,549	(137,513)	351,582	219,618
Fidelity VIP Government Money Market (Grandmaster flex3)	(13,367)	—	8	(13,359)	—	(216,184)	981,020	(229)	764,607	751,248	—	751,248	—	(21,829)	97,751	75,922
Fidelity VIP Government Money Market (AdvantEdge)	(11,928)	—	—	(11,928)	—	(341,109)	1,871,961	(102)	1,530,750	1,518,822	—	1,518,822	—	(34,213)	187,761	153,548
Fidelity VIP Government Money Market (AnnuiChoice)	(5,428)	—	—	(5,428)	—	(346,219)	971,365	(1,192)	623,954	618,526	—	618,526	—	(34,863)	97,133	62,270
Fidelity VIP Government Money Market (AnnuiChoice II)	(5,608)	—	—	(5,608)	159,476	(102,242)	762,958	(348)	819,844	814,236	—	814,236	15,981	(10,309)	76,386	82,058
Fidelity VIP Government Money Market (IQ Annuity)	(3,220)	—	—	(3,220)	—	(10,434)	205,862	(127)	195,301	192,081	—	192,081	—	(1,061)	20,459	19,398
Fidelity VIP Government Money Market (IQ3)	(28,803)	—	—	(28,803)	80	(268,642)	3,021,279	(3,700)	2,749,017	2,720,214	—	2,720,214	8	(27,384)	302,093	274,717
Fidelity VIP Government Money Market (IQ Advisor Standard)	(979)	—	—	(979)	—	(7,942)	254,673	—	246,731	245,752	—	245,752	—	(796)	25,468	24,672
Fidelity VIP Overseas (AnnuiChoice)	278	(5,526)	8,893	3,645	—	(23,419)	(26)	(591)	(24,036)	(20,391)	119,898	99,507	—	(2,397)	(2)	(2,399)
Fidelity VIP Overseas (AnnuiChoice II)	46	(341)	977	682	—	(1,277)	—	(58)	(1,335)	(653)	26,830	26,177	—	(135)	—	(135)
Fidelity VIP Overseas (Grandmaster flex3)	(1)	10	8	17	—	(18)	—	(5)	(23)	(6)	793	787	—	(3)	1	(2)
Fidelity VIP Overseas (Grandmaster)	(1,034)	(22,872)	71,809	47,903	—	(138,091)	(23,601)	(1,003)	(162,695)	(114,792)	1,933,423	1,818,631	—	(3,955)	(686)	(4,641)
Fidelity VIP Overseas (IQ Annuity)	(24)	10	518	504	—	(302)	—	(16)	(318)	186	23,209	23,395	—	(33)	—	(33)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	192	17	(311)	(102)	—	—	24,030	(20)	24,010	23,908	—	23,908	—	(2)	1,966	1,964
Fidelity VIP Overseas (Pinnacle Plus)	(289)	4,827	(3,447)	1,091	—	(5,172)	(24,030)	(72)	(29,274)	(28,183)	28,386	203	—	(521)	(2,590)	(3,111)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity)	5,208	27,265	(50,390)	(17,917)	672	(14,421)	—	(107)	(13,856)	(31,773)	338,039	306,266	39	(836)	—	(797)
Fidelity VIP Growth (IQ Annuity)	(4,035)	58,815	(38,089)	16,691	—	(86,735)	—	(206)	(86,941)	(70,250)	306,694	236,444	—	(5,524)	—	(5,524)
Fidelity VIP Growth (Pinnacle)	(5,418)	42,660	(11,912)	25,330	—	(33,672)	(19,589)	(301)	(53,562)	(28,232)	461,267	433,035	—	(2,171)	(1,236)	(3,407)
Fidelity VIP Growth (Pinnacle II Reduced M&E)	(17)	71	62	116	—	—	—	(6)	(6)	110	1,959	2,069	—	—	—	—
Fidelity VIP High Income (IQ Annuity)	11,350	(8,844)	(13,935)	(11,429)	—	(2,616)	96,053	(108)	93,329	81,900	122,893	204,793	—	(185)	6,662	6,477
Fidelity VIP II Asset Manager (IQ Annuity)	2	1,054	(1,253)	(197)	—	(214)	20	(23)	(217)	(414)	13,994	13,580	—	(15)	1	(14)
Fidelity VIP II Contrafund (IQ Annuity)	(5,761)	282,993	(283,285)	(6,053)	2,190	(68,193)	208,543	(270)	142,270	136,217	963,256	1,099,473	92	(2,788)	8,821	6,125
Fidelity VIP III Balanced (IQ Annuity)	(48)	6,102	(6,875)	(821)	—	(12,819)	—	(85)	(12,904)	(13,725)	134,057	120,332	—	(727)	—	(727)
Fidelity VIP III Mid Cap (Grandmaster)	(10,988)	213,990	(214,000)	(10,998)	—	(361,491)	(18,368)	(466)	(380,325)	(391,323)	1,230,069	838,746	—	(6,525)	(358)	(6,883)
Fidelity VIP III Mid Cap (IQ Annuity)	(8,644)	98,632	(112,545)	(22,557)	—	(17,307)	(10,592)	(204)	(28,103)	(50,660)	815,305	764,645	—	(317)	(183)	(500)
Fidelity VIP III Mid Cap (Pinnacle)	(32,491)	457,328	(495,003)	(70,166)	—	(323,432)	(243,920)	(1,153)	(568,505)	(638,671)	3,373,584	2,734,913	—	(5,988)	(4,624)	(10,612)
Fidelity VIP Overseas (IQ Annuity)	(57)	(28)	693	608	—	(491)	—	—	(491)	117	31,503	31,620	—	(35)	—	(35)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	4	22,828	(28,098)	(5,266)	—	(16,917)	8,890	(377)	(8,404)	(13,670)	258,697	245,027	—	(1,067)	447	(620)
Fidelity VIP Asset Manager (AdvantEdge)	(182)	5,817	(6,493)	(858)	—	(3,773)	(1,328)	(530)	(5,631)	(6,489)	62,499	56,010	—	(331)	(101)	(432)
Fidelity VIP Asset Manager (AnnuiChoice II)	338	7,416	(10,196)	(2,442)	1,295	(1,843)	26,449	(113)	25,788	23,346	96,058	119,404	84	(126)	1,674	1,632
Fidelity VIP Asset Manager (AnnuiChoice)	569	17,915	(21,759)	(3,275)	—	(32,056)	(889)	(251)	(33,196)	(36,471)	251,784	215,313	—	(2,013)	(53)	(2,066)
Fidelity VIP Asset Manager (GrandMaster flex3)	(367)	7,148	(10,836)	(4,055)	—	(24,630)	55,913	(72)	31,211	27,156	138,716	165,872	—	(1,569)	3,470	1,901
Fidelity VIP Asset Manager (IQ Advisor Standard)	28	229	(281)	(24)	—	—	55	—	55	31	3,284	3,315	—	—	3	3
Fidelity VIP Asset Manager (Pinnacle)	(18)	2,397	(3,054)	(675)	—	(425)	(389)	(33)	(847)	(1,522)	29,152	27,630	—	(29)	(41)	(70)
Fidelity VIP Asset Manager (Pinnacle IV)	596	20,923	(26,961)	(5,442)	—	(84,097)	175,369	(55)	91,217	85,775	168,905	254,680	—	(5,145)	10,791	5,646
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	369	1,728	(2,891)	(794)	—	(10,093)	45,411	(124)	35,194	34,400	28,286	62,686	—	(748)	3,447	2,699
Fidelity VIP Asset Manager (Pinnacle Plus)	(388)	2,167	(1,509)	270	—	(572)	(42,326)	(74)	(42,972)	(42,702)	50,805	8,103	—	(39)	(2,585)	(2,624)
Fidelity VIP Asset Manager (Pinnacle V)	(2,316)	111,769	(108,296)	1,157	2,163	(130,716)	(102,788)	(2,013)	(233,354)	(232,197)	651,909	419,712	159	(9,780)	(7,367)	(16,988)
Fidelity VIP Balanced (AdvantEdge)	(967)	11,636	(13,817)	(3,148)	110	(24,097)	(2,343)	(1,286)	(27,616)	(30,764)	267,018	236,254	7	(1,741)	(158)	(1,892)
Fidelity VIP Balanced (AnnuiChoice II)	3,303	38,304	(43,879)	(2,272)	393,291	(99,393)	29,795	(1,468)	322,225	319,953	568,210	888,163	24,417	(6,121)	1,774	20,070
Fidelity VIP Balanced (AnnuiChoice)	1,526	31,034	(35,060)	(2,500)	—	(34,478)	(52,514)	(629)	(87,621)	(90,121)	608,393	518,272	—	(1,836)	(2,789)	(4,625)
Fidelity VIP Balanced (GrandMaster flex3)	(887)	13,491	(15,628)	(3,024)	—	(34,149)	6,050	(350)	(28,449)	(31,473)	285,161	253,688	—	(1,750)	305	(1,445)
Fidelity VIP Balanced (Grandmaster)	(5,243)	124,843	(127,022)	(7,422)	457,945	(1,156,103)	93,203	(239)	(605,194)	(612,616)	1,285,360	672,744	24,940	(63,438)	5,258	(33,240)
Fidelity VIP Balanced (IQ3)	(900)	36,172	(45,797)	(10,525)	85	(28,894)	21,670	(625)	(7,764)	(18,289)	860,478	842,189	5	(1,627)	1,122	(500)
Fidelity VIP Balanced (Pinnacle)	22	19,490	(23,337)	(3,825)	—	(25,693)	9,522	(171)	(16,342)	(20,167)	441,849	421,682	—	(1,406)	532	(874)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (Pinnacle IV)	$(2,024)	$56,956	$(66,657)	$(11,725)	$1,210	$(108,195)	$4,032	$(419)	$(103,372)	$(115,097)	$1,233,876	$1,118,779	60	(5,399)	175	(5,164)
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	12	626	(552)	86	—	(1,538)	(19,249)	(10)	(20,797)	(20,711)	44,256	23,545	—	(105)	(1,287)	(1,392)
Fidelity VIP Balanced (Pinnacle Plus)	(393)	6,893	(6,448)	52	—	(18,250)	(29,513)	(88)	(47,851)	(47,799)	124,456	76,657	—	(994)	(1,592)	(2,586)
Fidelity VIP Balanced (Pinnacle V)	(3,071)	97,981	(110,111)	(15,201)	456,323	(212,852)	(103,950)	(6,306)	133,215	118,014	1,241,111	1,359,125	32,422	(15,633)	(7,075)	9,714
Fidelity VIP Contrafund (AdvantEdge)	(23,753)	462,496	(459,348)	(20,605)	110	(374,611)	(146,830)	(18,826)	(540,157)	(560,762)	3,196,701	2,635,939	7	(25,920)	(9,680)	(35,593)
Fidelity VIP Contrafund (AnnuiChoice II)	(15,732)	627,468	(647,144)	(35,408)	347,020	(474,836)	730	(11,913)	(138,999)	(174,407)	4,251,106	4,076,699	19,798	(28,337)	152	(8,387)
Fidelity VIP Contrafund (AnnuiChoice)	(9,776)	761,337	(747,438)	4,123	2,238	(365,328)	(124,598)	(5,771)	(493,459)	(489,336)	3,216,432	2,727,096	92	(15,315)	(4,411)	(19,634)
Fidelity VIP Contrafund (GrandMaster flex3)	(13,988)	611,008	(555,814)	41,206	9,060	(98,967)	372,140	(846)	281,387	322,593	1,781,310	2,103,903	374	(4,117)	18,149	14,406
Fidelity VIP Contrafund (IQ Advisor Enhanced)	(49)	7,728	(8,278)	(599)	—	(70,700)	—	—	(70,700)	(71,299)	71,299	—	—	(2,982)	—	(2,982)
Fidelity VIP Contrafund (IQ Advisor Standard)	(464)	67,146	(72,476)	(5,794)	—	(138,461)	(101,914)	—	(240,375)	(246,169)	365,729	119,560	—	(5,919)	(4,143)	(10,062)
Fidelity VIP Contrafund (IQ3)	(29,932)	1,073,611	(1,076,082)	(32,403)	11,657	(575,626)	(452,990)	(3,060)	(1,020,019)	(1,052,422)	4,946,706	3,894,284	468	(23,675)	(18,675)	(41,882)
Fidelity VIP Contrafund (Pinnacle IV)	(40,828)	1,306,393	(1,298,913)	(33,348)	10,926	(861,138)	(8,475)	(1,481)	(860,168)	(893,516)	6,192,175	5,298,659	443	(34,922)	251	(34,228)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	(1,694)	48,993	(50,340)	(3,041)	39,789	(93,193)	105,631	(527)	51,700	48,659	432,657	481,316	2,375	(5,459)	6,157	3,073
Fidelity VIP Contrafund (Pinnacle Plus)	(7,208)	96,570	(96,092)	(6,730)	—	(64,642)	(509,199)	(432)	(574,273)	(581,003)	1,117,493	536,490	—	(2,563)	(20,741)	(23,304)
Fidelity VIP Contrafund (Pinnacle V)	(118,867)	2,571,571	(2,610,204)	(157,500)	2,805,519	(1,864,276)	(1,804,695)	(70,517)	(933,969)	(1,091,469)	13,993,712	12,902,243	191,891	(133,371)	(123,630)	(65,110)
Fidelity VIP Disciplined Small Cap (Advantedge)	95	2,018	(1,478)	635	—	(3,391)	(762)	(14)	(4,167)	(3,532)	3,532	—	—	(211)	—	(211)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	(380)	2,190	(4,035)	(2,225)	7,976	(5,550)	13,904	(283)	16,047	13,822	46,721	60,543	546	(412)	989	1,123
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	(638)	5,350	(7,227)	(2,515)	72	(7,866)	29,859	(182)	21,883	19,368	96,882	116,250	5	(544)	2,157	1,618
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	(395)	549	(1,316)	(1,162)	—	(754)	(123)	(15)	(892)	(2,054)	32,493	30,439	—	(56)	(9)	(65)
Fidelity VIP Disciplined Small Cap (GrandMaster)	(857)	7,649	(13,309)	(6,517)	—	(13,271)	65,070	(18)	51,781	45,264	45,085	90,349	—	(890)	4,374	3,484
Fidelity VIP Disciplined Small Cap (IQ Advisor Standard)	(290)	(3,245)	2,241	(1,294)	—	(63,572)	—	(2)	(63,574)	(64,868)	64,868	—	—	(4,393)	—	(4,393)
Fidelity VIP Disciplined Small Cap (IQ Annuity)	(745)	3,301	(5,810)	(3,254)	—	(2,185)	10,846	(47)	8,614	5,360	64,599	69,959	—	(165)	742	577
Fidelity VIP Disciplined Small Cap (Pinnacle)	(1,618)	10,931	(13,921)	(4,608)	—	(21,722)	(9,346)	(100)	(31,168)	(35,776)	166,542	130,766	—	(1,553)	(675)	(2,228)
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	(4,207)	23,738	(28,142)	(8,611)	683	(83,362)	(1,484)	(200)	(84,363)	(92,974)	407,463	314,489	47	(5,805)	(119)	(5,877)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E)	(106)	(20)	(1,751)	(1,877)	—	(426)	20,360	—	19,934	18,057	—	18,057	—	(24)	1,069	1,045
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	(89)	303	980	1,194	—	—	(19,902)	(1)	(19,903)	(18,709)	19,646	937	—	—	(1,374)	(1,374)
Fidelity VIP Disciplined Small Cap (Pinnacle V)	(7,662)	33,349	(42,686)	(16,999)	56,814	(28,363)	(233,548)	(2,291)	(207,388)	(224,387)	603,000	378,613	4,136	(2,131)	(17,204)	(15,199)
Fidelity VIP Equity-Income (AnnuiChoice II)	6,844	60,430	(87,320)	(20,046)	4,665	(67,895)	5,444	(648)	(58,434)	(78,480)	451,137	372,657	330	(4,787)	394	(4,063)
Fidelity VIP Equity-Income (AdvantEdge)	10,509	88,195	(147,814)	(49,110)	2,485	(109,683)	12,288	(7,976)	(102,886)	(151,996)	843,813	691,817	181	(9,353)	1,025	(8,147)
Fidelity VIP Equity-Income (AnnuiChoice)	17,937	204,623	(279,382)	(56,822)	1,114	(197,444)	(73,016)	(2,021)	(271,367)	(328,189)	1,218,051	889,862	64	(11,426)	(4,460)	(15,822)
Fidelity VIP Equity-Income (GrandMaster flex3)	2,303	28,431	(40,275)	(9,541)	—	(26,328)	(17,852)	(149)	(44,329)	(53,870)	219,046	165,176	—	(1,525)	(1,009)	(2,534)
Fidelity VIP Equity-Income (IQ Advisor Standard)	275	1,095	(1,926)	(556)	—	—	8	—	8	(548)	11,543	10,995	—	—	—	—
Fidelity VIP Equity-Income (IQ3)	6,315	80,899	(113,555)	(26,341)	1,997	(71,163)	(85,400)	(399)	(154,965)	(181,306)	624,059	442,753	119	(4,326)	(5,111)	(9,318)
Fidelity VIP Equity-Income (Pinnacle IV)	12,166	168,166	(232,282)	(51,950)	42,299	(181,611)	(9,596)	(590)	(149,498)	(201,448)	1,021,135	819,687	2,490	(10,790)	(633)	(8,933)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	752	3,892	(6,882)	(2,238)	—	(1,403)	131	(152)	(1,424)	(3,662)	42,935	39,273	—	(94)	9	(85)
Fidelity VIP Equity-Income (Pinnacle Plus)	3,338	31,743	(51,272)	(16,191)	—	(34,681)	(1,085)	(1,006)	(36,772)	(52,963)	305,740	252,777	—	(1,932)	(54)	(1,986)
Fidelity VIP Equity-Income (Pinnacle V)	8,041	210,443	(304,179)	(85,695)	65,218	(170,417)	(556,977)	(4,567)	(666,743)	(752,438)	1,777,320	1,024,882	5,932	(15,317)	(50,932)	(60,317)
Fidelity VIP Freedom 2010 (Advantedge)	(51)	1,633	(3,935)	(2,353)	—	(3,453)	12	(974)	(4,415)	(6,768)	117,448	110,680	—	(342)	—	(342)
Fidelity VIP Freedom 2010 (AnnuiChoice II)	302	9,208	(12,506)	(2,996)	—	(14,401)	(22,612)	(1,092)	(38,105)	(41,101)	180,049	138,948	—	(1,203)	(1,792)	(2,995)
Fidelity VIP Freedom 2010 (AnnuiChoice)	(14)	712	(587)	111	—	(11,227)	—	(16)	(11,243)	(11,132)	11,132	—	—	(851)	—	(851)
Fidelity VIP Freedom 2010 (GrandMaster)	114	476	(1,585)	(995)	—	—	(576)	—	(576)	(1,571)	53,512	51,941	—	—	(46)	(46)
Fidelity VIP Freedom 2010 (IQ Annuity)	69	709	(1,880)	(1,102)	—	(657)	—	(72)	(729)	(1,831)	57,320	55,489	—	(57)	—	(57)
Fidelity VIP Freedom 2010 (Pinnacle)	34	54	(371)	(283)	—	—	—	(23)	(23)	(306)	15,159	14,853	—	(2)	—	(2)
Fidelity VIP Freedom 2010 (Pinnacle IV)	83	315	(1,703)	(1,305)	—	—	—	(12)	(12)	(1,317)	66,181	64,864	—	(1)	—	(1)
Fidelity VIP Freedom 2010 (Pinnacle Plus Reduced M&E)	222	36	(306)	(48)	—	—	13,926	—	13,926	13,878	—	13,878	—	—	1,097	1,097
Fidelity VIP Freedom 2010 (Pinnacle Plus)	(246)	1,636	(1,860)	(470)	—	—	(13,926)	(17)	(13,943)	(14,413)	23,635	9,222	—	(1)	(1,143)	(1,144)
Fidelity VIP Freedom 2010 (Pinnacle V)	(2,358)	39,568	(45,522)	(8,312)	—	(176,832)	(119,778)	(3,180)	(299,790)	(308,102)	744,728	436,626	—	(14,217)	(9,801)	(24,018)
Fidelity VIP Freedom 2015 (AdvantEdge)	(761)	9,368	(10,317)	(1,710)	—	(41,843)	(18,379)	(893)	(61,115)	(62,825)	145,610	82,785	—	(3,372)	(1,399)	(4,771)
Fidelity VIP Freedom 2015 (AnnuiChoice II)	291	15,979	(19,882)	(3,612)	10,000	(12,004)	(23,848)	(270)	(26,122)	(29,734)	165,446	135,712	749	(955)	(1,927)	(2,133)
Fidelity VIP Freedom 2015 (IQ Advisor Standard)	3,522	2,123	(9,470)	(3,825)	—	—	—	—	—	(3,825)	346,881	343,056	—	—	—	—
Fidelity VIP Freedom 2015 (IQ Annuity)	3,141	7,420	(36,707)	(26,146)	—	(16,947)	516,923	(245)	499,731	473,585	48,019	521,604	—	(1,361)	39,848	38,487
Fidelity VIP Freedom 2015 (Pinnacle IV)	(26)	546	(506)	14	—	(3,181)	—	(60)	(3,241)	(3,227)	5,004	1,777	—	(254)	—	(254)
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E)	117	55	(730)	(558)	—	—	17,628	—	17,628	17,070	—	17,070	—	—	1,331	1,331
Fidelity VIP Freedom 2015 (Pinnacle Plus)	(280)	6,878	(11,947)	(5,349)	—	(9,935)	(12,376)	(20)	(22,331)	(27,680)	55,398	27,718	—	(784)	(1,406)	(2,190)
Fidelity VIP Freedom 2015 (Pinnacle V)	12,541	295,890	(332,839)	(24,408)	—	(2,447,681)	(132,061)	(10,707)	(2,590,449)	(2,614,857)	3,815,959	1,201,102	—	(200,206)	(9,172)	(209,378)
Fidelity VIP Freedom 2020 (AdvantEdge)	(624)	7,181	(10,730)	(4,173)	—	(53,203)	3,789	(760)	(50,174)	(54,347)	221,100	166,753	—	(4,296)	288	(4,008)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (AnnuiChoice II)	$3,112	$17,850	$(34,355)	$(13,393)	$106,151	$(76,400)	$(17,220)	$(2,718)	$9,813	$(3,580)	$704,638	$701,058	8,367	(6,563)	(1,184)	620
Fidelity VIP Freedom 2020 (AnnuiChoice)	242	235	(1,051)	(574)	—	—	—	(30)	(30)	(604)	39,659	39,055	—	(2)	—	(2)
Fidelity VIP Freedom 2020 (GrandMaster flex3)	145	43	(1,055)	(867)	—	(740)	18,220	—	17,480	16,613	—	16,613	—	(60)	1,444	1,384
Fidelity VIP Freedom 2020 (GrandMaster)	116	425	(1,383)	(842)	—	—	—	—	—	(842)	46,750	45,908	—	—	—	—
Fidelity VIP Freedom 2020 (IQ Annuity)	1,797	960	(18,512)	(15,755)	320	(4,994)	301,629	(69)	296,886	281,131	—	281,131	26	(400)	23,591	23,217
Fidelity VIP Freedom 2020 (Pinnacle IV)	85	512	(1,706)	(1,109)	—	—	—	—	—	(1,109)	58,352	57,243	—	—	—	—
Fidelity VIP Freedom 2020 (Pinnacle)	36	808	(1,015)	(171)	—	(7,925)	—	(6)	(7,931)	(8,102)	33,653	25,551	—	(614)	—	(614)
Fidelity VIP Freedom 2020 (Pinnacle Plus)	(18)	124	(558)	(452)	—	—	—	(2)	(2)	(454)	21,297	20,843	—	—	—	—
Fidelity VIP Freedom 2020 (Pinnacle V)	(355)	129,753	(204,872)	(75,474)	351,302	(328,884)	434	(31,747)	(8,895)	(84,369)	3,989,736	3,905,367	29,197	(29,478)	(102)	(383)
Fidelity VIP Freedom 2025 (Advantedge)	85	1,521	(5,967)	(4,361)	—	(900)	13,796	(1,590)	11,306	6,945	173,920	180,865	—	(191)	1,009	818
Fidelity VIP Freedom 2025 (AnnuiChoice II)	1,379	5,422	(12,052)	(5,251)	12,500	—	42,673	(1,652)	53,521	48,270	178,622	226,892	913	—	3,057	3,970
Fidelity VIP Freedom 2025 (GrandMaster)	(15)	386	(297)	74	—	—	(2,443)	(3)	(2,446)	(2,372)	2,372	—	—	—	(184)	(184)
Fidelity VIP Freedom 2025 (IQ Annuity)	755	1,114	(9,241)	(7,372)	320	(2,655)	105,061	(36)	102,690	95,318	79,045	174,363	25	(204)	7,888	7,709
Fidelity VIP Freedom 2025 (Pinnacle)	12	45	(142)	(85)	—	—	—	—	—	(85)	4,651	4,566	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle IV)	43	229	(841)	(569)	—	—	—	(30)	(30)	(599)	29,262	28,663	—	(2)	—	(2)
Fidelity VIP Freedom 2025 (Pinnacle Plus)	(8)	62	(265)	(211)	—	—	—	—	—	(211)	9,787	9,576	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle V)	9,035	58,250	(132,044)	(64,759)	589,136	(98,683)	281,459	(23,373)	748,539	683,780	2,404,621	3,088,401	47,003	(9,751)	22,287	59,539
Fidelity VIP Freedom 2030 (AnnuiChoice II)	(64)	13,861	(15,618)	(1,821)	—	—	(26,629)	(65)	(26,694)	(28,515)	78,325	49,810	—	(5)	(2,175)	(2,180)
Fidelity VIP Freedom 2030 (Grandmaster)	18	10	(162)	(134)	—	—	2,443	—	2,443	2,309	—	2,309	—	—	188	188
Fidelity VIP Freedom 2030 (IQ Annuity)	149	838	(3,558)	(2,571)	15,526	—	—	(48)	15,478	12,907	105,082	117,989	1,235	(4)	2	1,233
Fidelity VIP Freedom 2030 (Pinnacle)	18	8	(183)	(157)	—	—	2,309	—	2,309	2,152	—	2,152	—	—	175	175
Fidelity VIP Freedom 2030 (Pinnacle IV)	—	5	(15)	(10)	—	—	—	(4)	(4)	(14)	468	454	—	—	—	—
Fidelity VIP Freedom 2030 (Pinnacle Plus)	(626)	4,176	(2,253)	1,297	—	(59,968)	—	(36)	(60,004)	(58,707)	58,707	—	—	(4,818)	—	(4,818)
Fidelity VIP Freedom 2030 (Pinnacle V)	317	36,341	(36,797)	(139)	1,050	(58,459)	75,144	(216)	17,519	17,380	292,578	309,958	87	(4,606)	6,491	1,972
Fidelity VIP Growth (AnnuiChoice II)	(1,884)	80,473	(65,704)	12,885	21,169	(62,709)	(138,119)	(336)	(179,995)	(167,110)	340,378	173,268	1,127	(3,396)	(7,779)	(10,048)
Fidelity VIP Growth (GrandMaster)	(8,555)	97,779	(52,661)	36,563	16,342	(60,907)	(115,523)	(116)	(160,204)	(123,641)	713,138	589,497	1,020	(3,864)	(7,197)	(10,041)
Fidelity VIP Growth (AdvantEdge)	(1,492)	9,342	(1,774)	6,076	—	(27,816)	19,215	(239)	(8,840)	(2,764)	96,350	93,586	—	(1,874)	1,358	(516)
Fidelity VIP Growth (AnnuiChoice)	(3,340)	97,656	(78,436)	15,880	5,238	(47,525)	(87,403)	(718)	(130,408)	(114,528)	529,251	414,723	364	(3,422)	(7,038)	(10,096)
Fidelity VIP Growth (GrandMaster flex3)	(2,962)	66,539	(63,836)	(259)	1,320	(2,772)	(641,233)	(77)	(642,762)	(643,021)	825,565	182,544	75	(162)	(37,544)	(37,631)
Fidelity VIP Growth (IQ Advisor Standard)	(39)	229	234	424	—	—	—	—	—	424	6,775	7,199	—	—	—	—
Fidelity VIP Growth (IQ3)	(8,505)	76,226	(49,181)	18,540	1,895	(31,492)	(479,255)	(347)	(509,199)	(490,659)	837,529	346,870	132	(2,235)	(34,902)	(37,005)
Fidelity VIP Growth (Pinnacle)	(3,423)	49,605	(39,159)	7,023	627	(17,689)	(71,313)	(88)	(88,463)	(81,440)	390,549	309,109	38	(1,121)	(5,264)	(6,347)
Fidelity VIP Growth (Pinnacle IV)	(12,496)	162,456	(104,441)	45,519	—	(131,959)	(204,287)	(857)	(337,103)	(291,584)	1,080,524	788,940	—	(8,368)	(13,398)	(21,766)
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	(469)	3,016	(1,678)	869	—	(18,029)	62,149	(48)	44,072	44,941	18,041	62,982	—	(959)	3,286	2,327
Fidelity VIP Growth (Pinnacle Plus)	(689)	37,069	(31,148)	5,232	—	(48,122)	(64,538)	(58)	(112,718)	(107,486)	107,486	—	—	(2,387)	(3,156)	(5,543)
Fidelity VIP Growth (Pinnacle V)	(34,771)	379,030	(242,280)	101,979	762,587	(99,076)	(769,058)	(9,896)	(115,443)	(13,464)	1,973,330	1,959,866	48,642	(6,935)	(49,148)	(7,441)
Fidelity VIP High Income (AdvantEdge)	17,857	(27,955)	(4,226)	(14,324)	110	(67,095)	(26,821)	(1,402)	(95,208)	(109,532)	485,319	375,787	8	(4,827)	(1,381)	(6,200)
Fidelity VIP High Income (AnnuiChoice II)	25,385	(17,990)	(36,872)	(29,477)	15,647	(9,649)	270,128	(299)	275,827	246,350	201,380	447,730	1,034	(654)	17,481	17,861
Fidelity VIP High Income (AnnuiChoice)	20,433	(22,365)	(11,636)	(13,568)	—	(24,808)	(90,262)	(402)	(115,472)	(129,040)	403,164	274,124	—	(1,342)	(4,986)	(6,328)
Fidelity VIP High Income (GrandMaster flex3)	271,885	(105,572)	(599,264)	(432,951)	—	(365,711)	5,582,838	(275)	5,216,852	4,783,901	514,345	5,298,246	—	(19,537)	287,753	268,216
Fidelity VIP High Income (IQ Advisor Standard)	200	(1)	(357)	(158)	—	—	203	—	203	45	3,140	3,185	—	—	11	11
Fidelity VIP High Income (IQ3)	38,205	(37,999)	(33,968)	(33,762)	—	(118,959)	273,734	(357)	154,418	120,656	563,550	684,206	—	(6,052)	14,343	8,291
Fidelity VIP High Income (Pinnacle)	141,346	(55,124)	(276,969)	(190,747)	—	(94,387)	2,464,487	(51)	2,370,049	2,179,302	372,242	2,551,544	—	(5,515)	143,324	137,809
Fidelity VIP High Income (Pinnacle IV)	19,087	(20,537)	(22,698)	(24,148)	—	(44,810)	160,739	(167)	115,762	91,614	274,218	365,832	—	(2,320)	8,155	5,835
Fidelity VIP High Income (Pinnacle II Reduced M&E)	20,943	(3,065)	(42,199)	(24,321)	—	(3,390)	376,738	—	373,348	349,027	—	349,027	—	—	21,665	21,665
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	642	(153)	(1,076)	(587)	—	(902)	3,392	(12)	2,478	1,891	11,773	13,664	—	(79)	295	216
Fidelity VIP High Income (Pinnacle Plus)	1,683	(915)	(2,402)	(1,634)	—	(9,814)	(2,654)	(72)	(12,540)	(14,174)	44,700	30,526	—	(549)	(164)	(713)
Fidelity VIP High Income (Pinnacle V)	171,073	(15,459)	(307,402)	(151,788)	94,977	(79,675)	1,984,109	(1,667)	1,997,744	1,845,956	938,839	2,784,795	7,085	(6,182)	148,274	149,177
Fidelity VIP II Index 500 (Pinnacle)	4,170	68,376	(76,520)	(3,974)	16,144	(72,588)	44,917	(166)	(11,693)	(15,667)	949,696	934,029	1,146	(5,078)	3,023	(909)
Fidelity VIP II Index 500 (Pinnacle IV)	54,220	207,071	(302,794)	(41,503)	1,200	(319,333)	3,586,738	(524)	3,268,081	3,226,578	1,717,964	4,944,542	84	(22,681)	250,696	228,099
Fidelity VIP II Index 500 (Pinnacle V)	155,320	390,139	(652,717)	(107,258)	2,403,837	(579,816)	9,086,984	(33,434)	10,877,571	10,770,313	5,694,484	16,464,797	173,834	(44,634)	654,375	783,575
Fidelity VIP Index 500 (AdvantEdge)	5,366	53,514	(67,994)	(9,114)	2,588	(62,841)	221,153	(6,187)	154,713	145,599	1,325,224	1,470,823	164	(4,411)	14,126	9,879
Fidelity VIP Index 500 (AnnuiChoice II)	25,200	57,764	(95,627)	(12,663)	835,088	(144,293)	484,219	(5,365)	1,169,649	1,156,986	1,925,691	3,082,677	56,463	(10,277)	33,418	79,604
Fidelity VIP Index 500 (AnnuiChoice)	9,829	200,698	(200,127)	10,400	5,334	(632,947)	420,515	(1,076)	(208,174)	(197,774)	1,180,585	982,811	314	(37,740)	25,350	(12,076)
Fidelity VIP Index 500 (Grandmaster flex3)	1,821	9,681	(14,025)	(2,523)	1,980	(11,493)	65,724	(342)	55,869	53,346	230,752	284,098	140	(832)	4,568	3,876
Fidelity VIP Index 500 (Grandmaster)	23,991	87,979	(126,486)	(14,516)	43,810	(154,261)	1,405,506	(275)	1,294,780	1,280,264	986,170	2,266,434	2,962	(10,651)	97,415	89,726

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (IQ Advisor Standard)	$1,116	$31,913	$(33,255)	$(226)	$—	$(5,967)	$(93,364)	$—	$(99,331)	$(99,557)	$191,041	$91,484	—	(392)	(6,187)	(6,579)
Fidelity VIP Index 500 (IQ3)	1,025	255,802	(261,527)	(4,700)	1,975	(79,166)	(731,602)	(1,271)	(810,064)	(814,764)	1,729,671	914,907	116	(4,765)	(43,388)	(48,037)
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	2,177	1,293	(4,517)	(1,047)	—	(2,379)	97,046	(236)	94,431	93,384	114,399	207,783	—	(144)	5,378	5,234
Fidelity VIP Index 500 (Pinnacle Plus)	1,935	24,698	(31,622)	(4,989)	—	(20,034)	186,192	(209)	165,949	160,960	312,284	473,244	—	(1,050)	9,000	7,950
Fidelity VIP Investment Grade Bond (AdvantEdge)	11,534	1,966	(50,433)	(36,933)	—	(156,026)	4,505	(9,535)	(161,056)	(197,989)	1,695,849	1,497,860	—	(13,139)	340	(12,799)
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	44,901	(3,894)	(105,939)	(64,932)	781,083	(151,404)	122,077	(13,942)	737,814	672,882	2,621,450	3,294,332	58,091	(12,268)	8,945	54,768
Fidelity VIP Investment Grade Bond (AnnuiChoice)	18,966	61,765	(103,596)	(22,865)	5,607	(701,333)	11,549	(2,087)	(686,264)	(709,129)	2,125,831	1,416,702	323	(40,292)	673	(39,296)
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	2,388	(5,257)	(7,966)	(10,835)	—	(106,724)	113,724	(481)	6,519	(4,316)	432,513	428,197	—	(7,957)	8,407	450
Fidelity VIP Investment Grade Bond (GrandMaster)	7,972	(8,197)	(21,681)	(21,906)	80,671	(330,586)	(5,838)	(199)	(255,952)	(277,858)	1,208,279	930,421	6,235	(25,687)	(435)	(19,887)
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)	2,853	(4,010)	(3,456)	(4,613)	—	(170,148)	192,712	—	22,564	17,951	163,739	181,690	—	(11,484)	12,866	1,382
Fidelity VIP Investment Grade Bond (IQ3)	9,304	(4,077)	(32,866)	(27,639)	708	(177,900)	12,074	(1,093)	(166,211)	(193,850)	1,345,220	1,151,370	44	(11,512)	1,038	(10,430)
Fidelity VIP Investment Grade Bond (Pinnacle)	11,582	20,376	(62,563)	(30,605)	8,782	(107,744)	(159,243)	(227)	(258,432)	(289,037)	1,547,616	1,258,579	636	(7,806)	(11,524)	(18,694)
Fidelity VIP Investment Grade Bond (Pinnacle IV)	836	1,426	(12,005)	(9,743)	34,775	(279,918)	(48,037)	(182)	(293,362)	(303,105)	643,444	340,339	2,488	(20,359)	(3,507)	(21,378)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	(66)	51	(192)	(207)	—	(859)	24	(7)	(842)	(1,049)	10,002	8,953	—	—	(62)	(62)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	956	156	(2,473)	(1,361)	1,100	(789)	11,450	(27)	11,734	10,373	58,094	68,467	101	(74)	1,044	1,071
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	1,238	(1,308)	(5,153)	(5,223)	—	(27,734)	(30,784)	(480)	(58,998)	(64,221)	270,865	206,644	—	(2,084)	(2,307)	(4,391)
Fidelity VIP Investment Grade Bond (Pinnacle V)	135,093	(23,738)	(404,190)	(292,835)	4,370,378	(810,516)	203,823	(79,706)	3,683,979	3,391,144	9,424,977	12,816,121	344,538	(71,076)	16,637	290,099
Fidelity VIP Mid Cap (AdvantEdge)	(3,187)	37,895	(42,793)	(8,085)	—	(60,487)	50,478	(1,048)	(11,057)	(19,142)	272,253	253,111	—	(3,902)	3,202	(700)
Fidelity VIP Mid Cap (AnnuiChoice II)	(6,563)	113,528	(129,183)	(22,218)	54,074	(191,649)	(4,752)	(1,759)	(144,086)	(166,304)	854,928	688,624	2,954	(11,066)	(221)	(8,333)
Fidelity VIP Mid Cap (AnnuiChoice)	(7,132)	165,922	(174,625)	(15,835)	12,330	(148,920)	(15,175)	(1,159)	(152,924)	(168,759)	988,499	819,740	342	(4,264)	(404)	(4,326)
Fidelity VIP Mid Cap (GrandMaster flex3)	(6,129)	76,871	(81,987)	(11,245)	—	(138,209)	(41,135)	(396)	(179,740)	(190,985)	508,542	317,557	—	(4,796)	(1,322)	(6,118)
Fidelity VIP Mid Cap (Grandmaster)	(6,017)	65,833	(86,008)	(26,192)	375	(73,711)	233,546	(108)	160,102	133,910	471,008	604,918	14	(2,739)	8,559	5,834
Fidelity VIP Mid Cap (IQ Advisor Standard)	(1,475)	41,650	(46,254)	(6,079)	—	(213,688)	(101,142)	—	(314,830)	(320,909)	429,785	108,876	—	(7,745)	(3,509)	(11,254)
Fidelity VIP Mid Cap (IQ Annuity)	(24,203)	346,994	(360,848)	(38,057)	14,476	(209,247)	(396,582)	(2,057)	(593,410)	(631,467)	2,467,069	1,835,602	427	(6,358)	(11,687)	(17,618)
Fidelity VIP Mid Cap (Pinnacle)	(5,519)	78,435	(84,099)	(11,183)	3,241	(60,681)	(7,940)	(327)	(65,707)	(76,890)	576,139	499,249	200	(3,895)	(349)	(4,044)
Fidelity VIP Mid Cap (Pinnacle IV)	(30,747)	413,647	(443,655)	(60,755)	89,799	(528,465)	(68,157)	(1,086)	(507,909)	(568,664)	2,639,200	2,070,536	2,717	(16,246)	(2,172)	(15,701)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	(1,796)	24,209	(27,717)	(5,304)	1,650	(38,265)	36,869	(205)	49	(5,255)	211,556	206,301	112	(2,506)	2,435	41
Fidelity VIP Mid Cap (Pinnacle Plus)	(2,763)	44,085	(37,048)	4,274	—	(132,235)	46,524	(368)	(86,079)	(81,805)	264,511	182,706	—	(4,238)	1,788	(2,450)
Fidelity VIP Mid Cap (Pinnacle V)	(30,434)	318,149	(349,625)	(61,910)	168,454	(493,203)	(80,939)	(7,435)	(413,123)	(475,033)	2,291,449	1,816,416	11,249	(33,541)	(5,621)	(27,913)
Fidelity VIP Overseas (AdvantEdge)	(2,592)	27,801	(15,250)	9,959	—	(42,601)	9,246	(2,875)	(36,230)	(26,271)	492,494	466,223	—	(4,486)	847	(3,639)
Fidelity VIP Overseas (AnnuiChoice II)	(578)	18,792	(10,540)	7,674	3,373	(30,420)	(27,541)	(294)	(54,882)	(47,208)	337,870	290,662	276	(2,634)	(2,461)	(4,819)
Fidelity VIP Overseas (AnnuiChoice)	743	23,197	(13,081)	10,859	2,013	(35,687)	(51,669)	(690)	(86,033)	(75,174)	415,446	340,272	145	(2,559)	(3,694)	(6,108)
Fidelity VIP Overseas (GrandMaster flex3)	(1,193)	35,644	(38,298)	(3,847)	—	(61,656)	69,619	(281)	7,682	3,835	179,361	183,196	—	(4,122)	4,175	53
Fidelity VIP Overseas (GrandMaster)	(1,829)	45,282	(28,870)	14,583	1,609	(150,354)	63,782	(62)	(85,025)	(70,442)	465,457	395,015	160	(15,136)	6,436	(8,540)
Fidelity VIP Overseas (IQ Advisor Standard)	41	18	127	186	—	—	65	—	65	251	7,158	7,409	—	—	4	4
Fidelity VIP Overseas (IQ3)	1,576	5,597	8,718	15,891	5,145	(41,267)	(2,727)	(250)	(39,099)	(23,208)	493,262	470,054	350	(2,894)	175	(2,369)
Fidelity VIP Overseas (Pinnacle)	(230)	37,113	(26,039)	10,844	—	(35,582)	(30,174)	(107)	(65,863)	(55,019)	390,713	335,694	—	(2,219)	(1,868)	(4,087)
Fidelity VIP Overseas (Pinnacle IV)	(2,097)	20,021	(8,685)	9,239	5,164	(98,848)	(11,312)	(283)	(105,279)	(96,040)	436,481	340,441	327	(6,477)	(729)	(6,879)
Fidelity VIP Overseas (Pinnacle II Reduced M&E)	(36)	(713)	—	(749)	—	—	749	—	749	—	—	—	—	—	—	—
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	5	33	1,715	1,753	—	(2,573)	31,663	(208)	28,882	30,635	76,079	106,714	—	(226)	2,642	2,416
Fidelity VIP Overseas (Pinnacle Plus)	(634)	7,505	(3,408)	3,463	—	(5,417)	(24,906)	(60)	(30,383)	(26,920)	160,217	133,297	—	(279)	(1,337)	(1,616)
Fidelity VIP Overseas (Pinnacle V)	(6,100)	166,736	(149,777)	10,859	37,235	(135,531)	(294,079)	(2,955)	(395,330)	(384,471)	1,265,743	881,272	4,079	(15,228)	(34,100)	(45,249)
Fidelity VIP Target Volatility (AdvantEdge)	(731)	824	(4,701)	(4,608)	—	—	960	(1,009)	(49)	(4,657)	113,013	108,356	—	—	(131)	(131)
Fidelity VIP Target Volatility (AnnuiChoice II)	(897)	13,365	(27,861)	(15,393)	—	(35,088)	39,144	(8,084)	(4,028)	(19,421)	667,417	647,996	—	(3,939)	3,662	(277)
Fidelity VIP Target Volatility (GrandMaster)	217	179	(3,686)	(3,290)	—	(656)	65,511	—	64,855	61,565	—	61,565	—	(63)	5,955	5,892
Fidelity VIP Target Volatility (Pinnacle IV)	(105)	310	(776)	(571)	—	(956)	—	—	(956)	(1,527)	20,259	18,732	—	(93)	—	(93)
Fidelity VIP Target Volatility (Pinnacle V)	1,054	6,976	(39,830)	(31,800)	506,920	(5,130)	164,532	(5,227)	661,095	629,295	219,053	848,348	46,439	(969)	15,609	61,079
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge)	(1,270)	1,386	(6,968)	(6,852)	—	(34,706)	42,640	(43)	7,891	1,039	82,382	83,421	—	(2,419)	2,891	472
Columbia VIT Mid Cap Value (AnnuiChoice II)	(1,126)	20,397	(23,144)	(3,873)	36,337	(24,151)	(15,727)	(281)	(3,822)	(7,695)	98,580	90,885	2,627	(1,716)	(1,034)	(123)
Columbia VIT Mid Cap Value (Annuichoice)	(1,551)	3,492	(10,267)	(8,326)	—	(11,018)	199,638	(77)	188,543	180,217	132,182	312,399	—	(755)	14,237	13,482
Columbia VIT Mid Cap Value (Grandmaster flex3)	(2,631)	3,299	(5,373)	(4,705)	—	(3,481)	406,580	(62)	403,037	398,332	79,940	478,272	—	(255)	29,944	29,689
Columbia VIT Mid Cap Value (Grandmaster)	(2,104)	35,447	(38,386)	(5,043)	—	(42,517)	(124,079)	(3)	(166,599)	(171,642)	269,342	97,700	—	(2,925)	(8,355)	(11,280)
Columbia VIT Mid Cap Value (Pinnacle)	(1,976)	4,377	(10,992)	(8,591)	—	(32,237)	167,579	(11)	135,331	126,740	104,603	231,343	—	(2,242)	11,958	9,716
Columbia VIT Mid Cap Value (Pinnacle IV)	(2,278)	35	(6,780)	(9,023)	—	(64)	107,309	(13)	107,232	98,209	135,142	233,351	—	(5)	7,827	7,822
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E)	—	—	(27)	(27)	—	—	4,734	—	4,734	4,707	—	4,707	—	—	340	340

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 1 (continued):
Columbia VIT Mid Cap Value (Pinnacle Plus)	$(1,908)	$3,149	$(7,152)	$(5,911)	$—	$(41,687)	$17,622	$(95)	$(24,160)	$(30,071)	$132,242	$102,171	—	(2,924)	1,342	(1,582)
Columbia VIT Mid Cap Value (Pinnacle V)	(8,197)	34,018	(59,175)	(33,354)	45,890	(12,721)	(141,915)	(928)	(109,674)	(143,028)	576,305	433,277	3,201	(972)	(10,010)	(7,781)
Franklin Growth and Income VIP Fund (Pinnacle)	61,964	29,274	(162,077)	(70,839)	—	(670,755)	(77,265)	(1,772)	(749,792)	(820,631)	2,985,434	2,164,803	—	(33,538)	(3,703)	(37,241)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	178	188	(492)	(126)	—	—	—	(23)	(23)	(149)	7,323	7,174	—	—	(1)	(1)
Franklin Income VIP Fund (Pinnacle)	220,757	(96,106)	(647,927)	(523,276)	378,982	(1,133,307)	(70,108)	(2,055)	(826,488)	(1,349,764)	6,775,367	5,425,603	17,218	(51,266)	(3,171)	(37,219)
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	12,321	363	(36,250)	(23,566)	—	(60,828)	1,199	(29)	(59,658)	(83,224)	316,625	233,401	—	—	(2,683)	(2,683)
JP Morgan IT Mid Cap Value (AnnuiChoice)	69	22,303	(27,860)	(5,488)	—	(15,923)	(41)	(341)	(16,305)	(21,793)	157,461	135,668	—	(577)	1	(576)
JP Morgan IT Mid Cap Value (Grandmaster)	(314)	8,827	(11,700)	(3,187)	—	(3,081)	—	(4)	(3,085)	(6,272)	85,249	78,977	—	(106)	—	(106)
JP Morgan IT Mid Cap Value (GrandMaster flex3)	(749)	11,223	(15,908)	(5,434)	—	(68)	—	(223)	(291)	(5,725)	130,662	124,937	—	(11)	—	(11)
JP Morgan IT Mid Cap Value (IQ3)	(361)	9,190	(11,979)	(3,150)	—	(4,310)	—	(49)	(4,359)	(7,509)	79,292	71,783	—	(158)	—	(158)
JP Morgan IT Mid Cap Value (Pinnacle)	(306)	9,387	(12,315)	(3,234)	—	(3,869)	—	(55)	(3,924)	(7,158)	86,124	78,966	—	(137)	—	(137)
JP Morgan IT Mid Cap Value (Pinnacle IV)	(1,296)	43,071	(52,912)	(11,137)	—	(29,910)	—	(438)	(30,348)	(41,485)	301,277	259,792	—	(1,080)	—	(1,080)
JP Morgan IT Mid Cap Value (Pinnacle Plus)	(22)	2,629	(2,609)	(2)	—	(2,791)	(6,904)	(23)	(9,718)	(9,720)	9,720	—	—	(98)	(251)	(349)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	(99)	4,792	(6,016)	(1,323)	—	(3,224)	(5,372)	(34)	(8,630)	(9,953)	49,241	39,288	—	(170)	(266)	(436)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	1,727	1,056	(3,483)	(700)	—	(6,598)	—	(59)	(6,657)	(7,357)	45,737	38,380	—	(268)	—	(268)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	62	2	(98)	(34)	—	—	—	(3)	(3)	(37)	1,496	1,459	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	1,258	119	(2,267)	(890)	—	—	—	(3)	(3)	(893)	33,637	32,744	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (IQ3)	3,212	(1,186)	(3,875)	(1,849)	—	(20,114)	—	(87)	(20,201)	(22,050)	94,977	72,927	—	(875)	—	(875)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	17,540	(18,340)	(6,149)	(6,949)	270	(39,818)	(67,172)	(274)	(106,994)	(113,943)	445,346	331,403	11	(1,620)	(2,716)	(4,325)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	2,927	(4,429)	578	(924)	—	(4,886)	302	—	(4,584)	(5,508)	35,290	29,782	—	—	(197)	(197)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	2,628	7,710	(12,487)	(2,149)	—	(109,899)	(9,602)	(35)	(119,536)	(121,685)	172,799	51,114	—	(4,305)	(378)	(4,683)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	970	30,364	(29,999)	1,335	—	(27,022)	(51,167)	(635)	(78,824)	(77,489)	293,804	216,315	—	(818)	(1,514)	(2,332)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	(2)	25,549	(21,660)	3,887	—	(75,255)	—	(21)	(75,276)	(71,389)	84,859	13,470	—	(4,954)	—	(4,954)
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	(272)	774	219	721	—	—	—	(125)	(125)	596	122,995	123,591	—	(4)	—	(4)
Morgan Stanley UIF U.S. Real Estate (IQ3)	(609)	17,492	(14,358)	2,525	—	(39,426)	—	(304)	(39,730)	(37,205)	486,061	448,856	—	(1,264)	—	(1,264)
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	(715)	182,959	(183,202)	(958)	—	(164,287)	(96,233)	(514)	(261,034)	(261,992)	1,414,518	1,152,526	—	(4,082)	(2,347)	(6,429)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(1,003)	55,550	(47,021)	7,526	—	(122,508)	(6,984)	(290)	(129,782)	(122,256)	784,367	662,111	—	(3,361)	(213)	(3,574)
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge)	(135)	6,067	(14,494)	(8,562)	110	(4,898)	80,976	(1,917)	74,271	65,709	166,992	232,701	11	(656)	7,575	6,930
American Funds Managed Risk Asset Allocation (AnnuiChoice)	71	464	(668)	(133)	—	(6,361)	—	(55)	(6,416)	(6,549)	12,978	6,429	—	(614)	1	(613)
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	1,141	6,755	(14,533)	(6,637)	40,258	—	10,101	(3,414)	46,945	40,308	305,367	345,675	3,979	—	626	4,605
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	(9)	367	(845)	(487)	—	—	1,744	(16)	1,728	1,241	17,692	18,933	—	(2)	170	168
American Funds Managed Risk Asset Allocation (Pinnacle IV)	125	1,471	(4,858)	(3,262)	—	(964)	68,034	—	67,070	63,808	40,114	103,922	—	(95)	6,478	6,383
American Funds Managed Risk Asset Allocation (Pinnacle V)	5,509	21,339	(69,049)	(42,201)	1,045,458	(18,034)	153,715	(8,551)	1,172,588	1,130,387	534,034	1,664,421	100,007	(2,687)	15,613	112,933
Columbia VIT Small Cap Value (AdvantEdge)	(2,751)	17,549	(32,972)	(18,174)	—	(13,078)	(23,438)	(1,570)	(38,086)	(56,260)	286,596	230,336	—	(692)	(1,054)	(1,746)
Columbia VIT Small Cap Value (AnnuiChoice II)	(2,432)	39,664	(70,234)	(33,002)	86,097	(25,903)	(34,582)	(1,470)	24,142	(8,860)	429,155	420,295	4,036	(1,272)	(1,620)	1,144
Columbia VIT Small Cap Value (AnnuiChoice)	(571)	11,535	(19,841)	(8,877)	—	(4,364)	(3,230)	(40)	(7,634)	(16,511)	137,822	121,311	—	(202)	(121)	(323)
Columbia VIT Small Cap Value (Grandmaster flex3)	(522)	5,231	(9,352)	(4,643)	—	(38,467)	500	—	(37,967)	(42,610)	54,869	12,259	—	(1,995)	24	(1,971)
Columbia VIT Small Cap Value (Grandmaster)	(231)	2,086	(4,085)	(2,230)	—	(868)	(58)	(7)	(933)	(3,163)	30,145	26,982	—	(42)	(2)	(44)
Columbia VIT Small Cap Value (Pinnacle Plus)	(665)	4,505	(8,627)	(4,787)	—	(274)	(898)	(40)	(1,212)	(5,999)	61,861	55,862	—	(15)	(43)	(58)
Columbia VIT Small Cap Value (Pinnacle)	(143)	1,567	(2,762)	(1,338)	—	(3,059)	—	(32)	(3,091)	(4,429)	19,671	15,242	—	(149)	—	(149)
Columbia VIT Small Cap Value (Pinnacle IV)	(355)	8,337	(9,490)	(1,508)	—	(25,798)	—	(6)	(25,804)	(27,312)	48,627	21,315	—	(1,204)	—	(1,204)
Columbia VIT Small Cap Value (Pinnacle V)	(14,978)	125,148	(235,460)	(125,290)	397,017	(121,937)	29,085	(9,611)	294,554	169,264	1,367,041	1,536,305	19,095	(6,560)	1,629	14,164
Franklin Growth and Income VIP Fund (AdvantEdge)	336	5,012	(6,257)	(909)	—	—	22,526	(188)	22,338	21,429	41,448	62,877	—	(13)	1,592	1,579
Franklin Growth and Income VIP Fund (AnnuiChoice)	31,445	106,634	(166,457)	(28,378)	4,067	(212,595)	(42,815)	(1,232)	(252,575)	(280,953)	1,409,758	1,128,805	188	(10,385)	(2,057)	(12,254)
Franklin Growth and Income VIP Fund (AnnuiChoice II)	7,838	10,891	(25,496)	(6,767)	24,588	(3,475)	(695)	(581)	19,837	13,070	350,543	363,613	1,719	(278)	(47)	1,394
Franklin Growth and Income VIP Fund (Grandmaster)	10,332	83,753	(105,634)	(11,549)	—	(167,834)	44,943	(175)	(123,066)	(134,615)	597,619	463,004	—	(8,304)	2,186	(6,118)
Franklin Growth and Income VIP Fund (GrandMaster flex3)	11,529	33,620	(61,019)	(15,870)	—	(20,692)	(7,380)	(393)	(28,465)	(44,335)	654,539	610,204	—	(1,082)	(387)	(1,469)
Franklin Growth and Income VIP Fund (IQ Annuity)	29,713	117,102	(186,212)	(39,397)	5,285	(183,053)	8,024	(1,023)	(170,767)	(210,164)	1,591,609	1,381,445	271	(9,273)	162	(8,840)
Franklin Growth and Income VIP Fund (Pinnacle)	17,028	78,987	(114,927)	(18,912)	1,964	(123,897)	14,831	(289)	(107,391)	(126,303)	876,979	750,676	165	(9,877)	1,136	(8,576)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	1	1	(3)	(1)	—	—	—	—	—	(1)	41	40	—	—	—	—
Franklin Growth and Income VIP Fund (Pinnacle IV)	25,435	190,940	(244,164)	(27,789)	33,466	(292,478)	(37,927)	(860)	(297,799)	(325,588)	1,426,727	1,101,139	1,667	(14,687)	(1,921)	(14,941)
Franklin Growth and Income VIP Fund (Pinnacle Plus)	3,077	29,005	(39,674)	(7,592)	—	(76,367)	116,349	(976)	39,006	31,414	287,015	318,429	—	(4,340)	6,445	2,105
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	3,133	7,887	(15,531)	(4,511)	—	(15,275)	59,173	(256)	43,642	39,131	172,931	212,062	—	(934)	3,557	2,623
Franklin Growth and Income VIP Fund (Pinnacle V)	28,296	131,878	(191,361)	(31,187)	124,265	(83,600)	(124,600)	(7,169)	(91,104)	(122,291)	1,400,724	1,278,433	10,142	(7,427)	(10,090)	(7,375)
Franklin Income VIP Fund (AdvantEdge)	15,168	5,663	(55,821)	(34,990)	110	(43,121)	(127,866)	(457)	(171,334)	(206,324)	453,406	247,082	8	(3,385)	(9,941)	(13,318)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (AnnuiChoice)	$61,009	$35,523	$(213,260)	$(116,728)	$8,088	$(143,870)	$(382,312)	$(2,797)	$(520,891)	$(637,619)	$1,784,165	$1,146,546	337	(6,200)	(16,828)	(22,691)
Franklin Income VIP Fund (AnnuiChoice II)	73,575	26,983	(467,948)	(367,390)	5,240,239	(187,449)	(89,324)	(6,000)	4,957,466	4,590,076	2,650,499	7,240,575	371,338	(13,782)	(5,900)	351,656
Franklin Income VIP Fund (Grandmaster)	81,867	162,399	(389,277)	(145,011)	773	(348,952)	(1,162,861)	(820)	(1,511,860)	(1,656,871)	2,645,903	989,032	34	(15,467)	(53,516)	(68,949)
Franklin Income VIP Fund (GrandMaster flex3)	81,210	89,269	(383,870)	(213,391)	—	(314,220)	94,439	(1,195)	(220,976)	(434,367)	2,446,829	2,012,462	—	(14,956)	3,797	(11,159)
Franklin Income VIP Fund (IQ Advisor Standard)	9,999	(30,771)	1,664	(19,108)	—	(225,589)	267	—	(225,322)	(244,430)	247,600	3,170	—	(12,635)	14	(12,621)
Franklin Income VIP Fund (IQ Annuity)	58,829	126,173	(324,557)	(139,555)	492	(616,626)	(246,961)	(1,473)	(864,568)	(1,004,123)	2,351,918	1,347,795	22	(27,951)	(11,281)	(39,210)
Franklin Income VIP Fund (Pinnacle IV)	181,730	342,850	(868,025)	(343,445)	158,068	(740,741)	(2,867,644)	(1,225)	(3,451,542)	(3,794,987)	5,953,382	2,158,395	7,142	(33,432)	(133,887)	(160,177)
Franklin Income VIP Fund (Pinnacle Plus)	20,422	27,265	(97,494)	(49,807)	—	(170,211)	(248,488)	(855)	(419,554)	(469,361)	901,249	431,888	—	(8,873)	(13,119)	(21,992)
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	10,751	(3,679)	(38,969)	(31,897)	1,540	(24,151)	150,738	(694)	127,433	95,536	299,832	395,368	118	(1,909)	11,462	9,671
Franklin Income VIP Fund (Pinnacle V)	368,135	46,531	(1,106,142)	(691,476)	1,632,504	(604,257)	(7,267,591)	(8,591)	(6,247,935)	(6,939,411)	10,699,109	3,759,698	130,135	(48,600)	(602,035)	(520,500)
Franklin Large Cap Growth VIP Fund (AdvantEdge)	(15,176)	344,648	(283,350)	46,122	—	(134,892)	67,699	(4,209)	(71,402)	(25,280)	1,108,685	1,083,405	—	(9,231)	4,698	(4,533)
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	(1,059)	62,293	(54,783)	6,451	988	(10,051)	(8,948)	(179)	(18,190)	(11,739)	116,614	104,875	44	(455)	(372)	(783)
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	(4,749)	163,355	(133,260)	25,346	72,386	(10,415)	(23,983)	(3,255)	34,733	60,079	513,548	573,627	4,448	(802)	(1,391)	2,255
Franklin Large Cap Growth VIP Fund (Grandmaster)	(491)	11,616	(9,303)	1,822	100	(691)	—	(15)	(606)	1,216	43,098	44,314	5	(33)	(1)	(29)
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	(1,810)	43,988	(36,541)	5,637	—	(10,321)	18,958	(165)	8,472	14,109	121,978	136,087	—	(501)	957	456
Franklin Large Cap Growth VIP Fund (IQ Advisor Standard)	(65)	5,082	(4,088)	929	—	—	—	—	—	929	18,615	19,544	—	—	—	—
Franklin Large Cap Growth VIP Fund (IQ Annuity)	(2,090)	51,628	(45,032)	4,506	—	(8,382)	48,210	(166)	39,662	44,168	149,350	193,518	—	(401)	2,253	1,852
Franklin Large Cap Growth VIP Fund (Pinnacle)	(1,019)	23,868	(19,316)	3,533	—	(3,533)	(479)	(51)	(4,063)	(530)	90,103	89,573	—	(185)	(22)	(207)
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	(5,191)	116,155	(99,486)	11,478	32,808	(164,401)	(331,252)	(203)	(463,048)	(451,570)	838,764	387,194	1,512	(7,775)	(17,384)	(23,647)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	(6,762)	119,589	(91,204)	21,623	—	(114,383)	238,115	(515)	123,217	144,840	270,605	415,445	—	(6,019)	13,354	7,335
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	(578)	15,011	(12,151)	2,282	—	(3,974)	44,013	(285)	39,754	42,036	47,761	89,797	—	(248)	2,620	2,372
Franklin Large Cap Growth VIP Fund (Pinnacle V)	(18,313)	410,313	(337,334)	54,666	287,548	(77,117)	(35,886)	(7,440)	167,105	221,771	1,203,019	1,424,790	21,837	(6,293)	(2,717)	12,827
Franklin Mutual Shares VIP Fund (AdvantEdge)	28,515	191,236	(339,112)	(119,361)	2,471	(144,743)	(56,037)	(9,484)	(207,793)	(327,154)	2,026,062	1,698,908	182	(11,733)	(4,426)	(15,977)
Franklin Mutual Shares VIP Fund (AnnuiChoice)	16,295	149,736	(204,238)	(38,207)	1,812	(83,510)	(272,369)	(1,360)	(355,427)	(393,634)	814,443	420,809	80	(3,758)	(12,477)	(16,155)
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	51,500	265,990	(480,746)	(163,256)	356,660	(237,083)	78,680	(6,528)	191,729	28,473	2,475,872	2,504,345	25,550	(17,743)	5,752	13,559
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	14,059	117,923	(189,712)	(57,730)	—	(48,576)	(49,398)	(475)	(98,449)	(156,179)	998,476	842,297	—	(2,307)	(2,324)	(4,631)
Franklin Mutual Shares VIP Fund (IQ Annuity)	10,042	59,103	(109,135)	(39,990)	—	(83,140)	(10,438)	(669)	(94,247)	(134,237)	667,203	532,966	—	(4,044)	(523)	(4,567)
Franklin Mutual Shares VIP Fund (Pinnacle)	13,467	91,995	(151,471)	(46,009)	7,770	(71,659)	(23,011)	(232)	(87,132)	(133,141)	879,508	746,367	371	(3,304)	(905)	(3,838)
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	175	869	(1,555)	(511)	—	(958)	—	(24)	(982)	(1,493)	9,485	7,992	—	(45)	—	(45)
Franklin Mutual Shares VIP Fund (Pinnacle IV)	66,953	974,711	(1,232,804)	(191,140)	69,431	(488,687)	(2,349,843)	(714)	(2,769,813)	(2,960,953)	4,131,167	1,170,214	3,309	(23,095)	(114,081)	(133,867)
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	8,648	115,802	(160,209)	(35,759)	—	(49,356)	(258,751)	(832)	(308,939)	(344,698)	670,177	325,479	—	(2,573)	(14,067)	(16,640)
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	3,980	8,866	(23,264)	(10,418)	46,565	(100,910)	107,424	(952)	52,127	41,709	226,276	267,985	3,070	(6,597)	7,362	3,835
Franklin Mutual Shares VIP Fund (Pinnacle V)	206,675	1,755,275	(2,687,117)	(725,167)	2,309,039	(792,600)	(3,825,740)	(50,649)	(2,359,950)	(3,085,117)	11,241,018	8,155,901	200,934	(75,020)	(344,443)	(218,529)
Franklin Mutual Shares VIP Fund(Grandmaster)	29,422	360,887	(469,929)	(79,620)	873	(95,000)	(897,403)	(496)	(992,026)	(1,071,646)	1,675,002	603,356	40	(4,365)	(43,015)	(47,340)
Franklin Small Cap Value VIP Fund (AdvantEdge)	(1,009)	12,904	(21,229)	(9,334)	—	(7,778)	270	(765)	(8,273)	(17,607)	107,094	89,487	—	(571)	21	(550)
Franklin Small Cap Value VIP Fund (Annuichoice)	(201)	10,231	(15,206)	(5,176)	—	(6,191)	10,555	(150)	4,214	(962)	55,695	54,733	—	(453)	731	278
Franklin Small Cap Value VIP Fund (Annuichoice II)	(1,257)	43,904	(64,983)	(22,336)	9,392	(14,064)	(20,624)	(667)	(25,963)	(48,299)	272,866	224,567	709	(1,065)	(1,585)	(1,941)
Franklin Small Cap Value VIP Fund (Grandmaster)	(138)	3,718	(4,964)	(1,384)	—	(31,545)	75	(11)	(31,481)	(32,865)	43,348	10,483	—	(2,285)	6	(2,279)
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	(454)	7,313	(11,267)	(4,408)	—	(769)	—	(4)	(773)	(5,181)	50,489	45,308	—	(58)	—	(58)
Franklin Small Cap Value VIP Fund (IQ Advisor Standard)	115	(9,678)	4,341	(5,222)	—	(57,872)	—	—	(57,872)	(63,094)	63,094	—	—	(4,256)	—	(4,256)
Franklin Small Cap Value VIP Fund (IQ Annuuity)	(454)	15,360	(18,572)	(3,666)	—	(10,067)	6,447	(46)	(3,666)	(7,332)	62,151	54,819	—	(764)	613	(151)
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	(178)	2,285	(3,621)	(1,514)	—	—	(2,685)	(11)	(2,696)	(4,210)	19,571	15,361	—	(1)	(197)	(198)
Franklin Small Cap Value VIP Fund (Pinnacle)	(129)	(3,864)	(6,066)	(10,059)	—	(17,018)	(65,941)	(26)	(82,985)	(93,044)	127,754	34,710	—	(1,248)	(5,170)	(6,418)
Franklin Small Cap Value VIP Fund (Pinnacle IV)	(195)	6,148	(7,126)	(1,173)	—	(17,500)	(687)	(21)	(18,208)	(19,381)	32,823	13,442	—	(1,251)	(53)	(1,304)
Franklin Small Cap Value VIP Fund (Pinnacle V)	(8,515)	169,859	(241,035)	(79,691)	39,408	(99,957)	(9,641)	(2,410)	(72,600)	(152,291)	976,732	824,441	2,999	(7,517)	(762)	(5,280)
Invesco VI American Franchise (AdvantEdge)	(62)	100	82	120	—	(179)	(197)	(53)	(429)	(309)	3,870	3,561	—	(14)	(12)	(26)
Invesco VI American Franchise (AnnuiChoice)	(72)	228	92	248	—	(218)	(39)	(30)	(287)	(39)	6,597	6,558	—	(10)	(1)	(11)
Invesco VI American Franchise (AnnuiChoice II)	(992)	3,515	385	2,908	165	(3,683)	2,990	(65)	(593)	2,315	85,563	87,878	9	(202)	156	(37)
Invesco VI American Franchise (Grandmaster)	(46)	308	(119)	143	—	(1,030)	—	(3)	(1,033)	(890)	3,976	3,086	—	(43)	—	(43)
Invesco VI American Franchise (GrandMaster flex3)	(1,243)	35,430	(32,286)	1,901	660	(67,320)	—	—	(66,660)	(64,759)	79,210	14,451	29	(2,952)	1	(2,922)
Invesco VI American Franchise (IQ Advisor Standard)	(22)	74	93	145	—	—	(170)	—	(170)	(25)	3,512	3,487	—	—	(8)	(8)
Invesco VI American Franchise (IQ Annuity)	(4,374)	21,426	(6,880)	10,172	—	(26,715)	(7,220)	(320)	(34,255)	(24,083)	308,721	284,638	—	(1,152)	(309)	(1,461)
Invesco VI American Franchise (Pinnacle)	(934)	3,634	(2,254)	446	—	(4,388)	1,408	(10)	(2,990)	(2,544)	64,859	62,315	—	(185)	(14)	(199)
Invesco VI American Franchise (Pinnacle IV)	(2,553)	3,752	3,250	4,449	1,563	(16,024)	27,589	(48)	13,080	17,529	154,684	172,213	69	(686)	1,154	537
Invesco VI American Franchise (Pinnacle Plus)	(734)	8,163	(6,665)	764	—	—	(11,043)	(29)	(11,072)	(10,308)	29,217	18,909	—	(2)	(553)	(555)
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)	(1)	—	(75)	(76)	—	—	12,316	(6)	12,310	12,234	—	12,234	—	—	723	723

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise (Pinnacle V)	$(15,701)	$30,793	$15,875	$30,967	$162,374	$(46,452)	$56,209	$(4,224)	$167,907	$198,874	$880,893	$1,079,767	10,280	(3,223)	3,622	10,679
Invesco VI American Value (AdvantEdge)	(3,471)	47,879	(58,081)	(13,673)	—	(201,313)	1,433	(1,427)	(201,307)	(214,980)	377,928	162,948	—	(12,127)	135	(11,992)
Invesco VI American Value (AnnuiChoice)	(215)	2,860	(4,855)	(2,210)	—	(566)	3	(18)	(581)	(2,791)	22,050	19,259	—	(35)	—	(35)
Invesco VI American Value (AnnuiChoice II)	(4,417)	69,274	(117,067)	(52,210)	130,479	(15,575)	40,746	(1,361)	154,289	102,079	358,879	460,958	7,834	(1,049)	2,493	9,278
Invesco VI American Value (Grandmaster)	(1,033)	8,073	(14,690)	(7,650)	—	(9,803)	1,988	(13)	(7,828)	(15,478)	80,225	64,747	—	(594)	122	(472)
Invesco VI American Value (Grandmaster flex3)	(183)	1,496	(2,597)	(1,284)	990	—	713	—	1,703	419	10,876	11,295	61	—	48	109
Invesco VI American Value (IQ Annuity)	(1,289)	14,670	(22,608)	(9,227)	—	(461)	(7,390)	(15)	(7,866)	(17,093)	91,670	74,577	—	(28)	(470)	(498)
Invesco VI American Value (Pinnacle)	(682)	5,975	(9,912)	(4,619)	—	(723)	28,102	(5)	27,374	22,755	22,565	45,320	—	(44)	1,743	1,699
Invesco VI American Value (Pinnacle IV)	(1,905)	14,336	(25,688)	(13,257)	—	(10,198)	(19,425)	(63)	(29,686)	(42,943)	137,497	94,554	—	(667)	(1,259)	(1,926)
Invesco VI American Value (Pinnacle Plus)	(7)	240	(152)	81	—	(3,330)	—	(2)	(3,332)	(3,251)	3,251	—	—	(201)	—	(201)
Invesco VI American Value (Pinnacle Plus Reduced M&E)	(303)	3,138	(5,556)	(2,721)	—	(1,223)	288	(51)	(986)	(3,707)	27,217	23,510	—	(73)	18	(55)
Invesco VI American Value (Pinnacle V)	(32,000)	326,793	(540,295)	(245,502)	727,237	(210,106)	148,685	(15,066)	650,750	405,248	1,829,960	2,235,208	45,252	(13,684)	9,778	41,346
Invesco VI Comstock (AdvantEdge)	(155)	41,622	(75,384)	(33,917)	—	(12,157)	(57,082)	(1,258)	(70,497)	(104,414)	509,137	404,723	—	(891)	(3,685)	(4,576)
Invesco VI Comstock (AnnuiChoice)	2,346	20,733	(48,149)	(25,070)	225	(29,592)	48	(836)	(30,155)	(55,225)	378,426	323,201	9	(1,225)	3	(1,213)
Invesco VI Comstock (AnnuiChoice II)	7,036	52,373	(147,029)	(87,620)	197,651	(65,746)	41,155	(3,757)	169,303	81,683	1,086,579	1,168,262	12,646	(4,450)	2,756	10,952
Invesco VI Comstock (Grandmaster)	2,116	8,631	(26,042)	(15,295)	6,766	(79,347)	40,982	(37)	(31,636)	(46,931)	230,470	183,539	283	(3,566)	1,946	(1,337)
Invesco VI Comstock (GrandMaster flex3)	80	552	(5,955)	(5,323)	—	(1,753)	—	(26)	(1,779)	(7,102)	70,792	63,690	—	(78)	—	(78)
Invesco VI Comstock (IQ Advisor Standard)	914	(4,482)	(10,171)	(13,739)	—	(122,694)	(38)	—	(122,732)	(136,471)	139,631	3,160	—	(6,493)	(2)	(6,495)
Invesco VI Comstock (IQ Annuity)	1,131	44,622	(77,915)	(32,162)	—	(33,900)	14,603	(155)	(19,452)	(51,614)	461,744	410,130	—	(1,476)	714	(762)
Invesco VI Comstock (Pinnacle)	556	29,799	(43,466)	(13,111)	16,129	(30,299)	(45,070)	(127)	(59,367)	(72,478)	197,897	125,419	673	(1,282)	(1,986)	(2,595)
Invesco VI Comstock (Pinnacle IV)	82	35,567	(54,431)	(18,782)	1,132	(91,890)	(100)	(191)	(91,049)	(109,831)	336,189	226,358	49	(3,896)	—	(3,847)
Invesco VI Comstock (Pinnacle Plus)	66	15,105	(18,447)	(3,276)	—	(6,583)	(27,852)	(92)	(34,527)	(37,803)	56,489	18,686	—	(306)	(1,391)	(1,697)
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	(5)	72	(1,298)	(1,231)	—	(485)	27,941	(42)	27,414	26,183	10,993	37,176	—	(32)	1,695	1,663
Invesco VI Comstock (Pinnacle V)	11,801	132,008	(528,425)	(384,616)	1,372,949	(288,124)	151,264	(32,427)	1,203,662	819,046	4,243,981	5,063,027	106,705	(25,761)	13,162	94,106
Invesco VI International Growth Class II (Advantedge)	(636)	1,142	(9,972)	(9,466)	—	(292)	4,147	(3,490)	365	(9,101)	257,355	248,254	—	(351)	507	156
Invesco VI International Growth Class II (IQ Advisor Enhanced)	908	3,713	(22,018)	(17,397)	127,377	(24,839)	24,858	(1,310)	126,086	108,689	294,730	403,419	11,328	(2,338)	2,157	11,147
Invesco VI International Growth Class II (Pinnacle)	(85)	406	(2,346)	(2,025)	—	(1,561)	4,008	(9)	2,438	413	48,511	48,924	—	(149)	373	224
Invesco VI International Growth Class II (Pinnacle Plus)	260	69	(10,425)	(10,096)	—	(11,506)	74,713	(1)	63,206	53,110	74,447	127,557	—	(1,018)	6,286	5,268
Invesco VI International Growth Class II (Pinnacle V)	(2,078)	19,186	(85,695)	(68,587)	549,776	(84,256)	82,865	(9,792)	538,593	470,006	1,109,958	1,579,964	49,647	(8,652)	7,964	48,959
Invesco VI International Growth II (Annuichoice)	458	1,670	(7,966)	(5,838)	225	(3,560)	5,867	(5)	2,527	(3,311)	159,140	155,829	20	(307)	509	222
Invesco VI International Growth II (Grandmaster)	62	9	(281)	(210)	—	—	7,768	(17)	7,751	7,541	11,209	18,750	—	(1)	751	750
Invesco VI International Growth II (Grandmaster flex3)	(14)	1	(203)	(216)	—	—	—	—	—	(216)	5,246	5,030	—	—	—	—
Templeton Foreign VIP Fund (IQ Annuity)	5,203	52,234	(71,601)	(14,164)	24	(44,174)	(79,608)	(315)	(124,073)	(138,237)	401,478	263,241	1	(2,164)	(3,623)	(5,786)
Templeton Foreign VIP Fund (Pinnacle)	10,555	28,236	(82,408)	(43,617)	15,937	(63,370)	38,684	(195)	(8,944)	(52,561)	512,414	459,853	716	(3,054)	1,652	(686)
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E)	337	531	(2,058)	(1,190)	—	—	—	(30)	(30)	(1,220)	15,799	14,579	—	—	(2)	(2)
Templeton Foreign VIP Fund (Pinnacle IV)	13,440	49,046	(114,952)	(52,466)	—	(137,991)	(21,514)	(271)	(159,776)	(212,242)	846,164	633,922	—	(6,825)	(1,080)	(7,905)
Templeton Foreign VIP Fund (Pinnacle V)	58,206	162,069	(513,486)	(293,211)	1,010,708	(264,935)	(305,722)	(18,426)	421,625	128,414	3,130,933	3,259,347	103,858	(30,600)	(30,659)	42,599
Templeton Foreign VIP Fund (AnnuiChoice)	8,390	16,392	(49,314)	(24,532)	—	(21,576)	(38,604)	(385)	(60,565)	(85,097)	393,658	308,561	—	(1,005)	(1,849)	(2,854)
Templeton Foreign VIP Fund (AnnuiChoice II)	19,589	42,502	(139,140)	(77,049)	172,579	(100,901)	(66,733)	(2,631)	2,314	(74,735)	940,267	865,532	14,414	(8,956)	(5,787)	(329)
Templeton Foriegn VIP Fund (AdvantEdge)	12,463	34,540	(106,341)	(59,338)	2,455	(35,561)	17,698	(4,098)	(19,506)	(78,844)	778,478	699,634	225	(3,770)	1,756	(1,789)
Templeton Foriegn VIP Fund (Grandmaster)	6,438	11,032	(41,897)	(24,427)	25,479	(38,018)	(14,038)	(93)	(26,670)	(51,097)	350,200	299,103	1,143	(1,745)	(679)	(1,281)
Templeton Foriegn VIP Fund (GrandMaster flex3)	5,488	22,407	(54,719)	(26,824)	—	(17,471)	19,146	(303)	1,372	(25,452)	317,757	292,305	—	(912)	900	(12)
Templeton Foriegn VIP Fund (IQ Advisor Standard)	3,112	(7,272)	(5,259)	(9,419)	—	(63,753)	26,000	—	(37,753)	(47,172)	115,150	67,978	—	(4,036)	1,585	(2,451)
Templeton Foriegn VIP Fund (Pinnacle Plus)	2,603	20,147	(33,028)	(10,278)	—	(49,485)	(26,489)	(149)	(76,123)	(86,401)	232,902	146,501	—	(2,557)	(1,465)	(4,022)
Templeton Foriegn VIP Fund (Pinnacle Plus Reduced M&E)	2,165	3,028	(13,315)	(8,122)	2,200	(14,409)	29,275	(48)	17,018	8,896	120,724	129,620	198	(1,167)	2,697	1,728
Templeton Global Bond VIP Fund (Pinnacle)	24,729	(29,432)	(7,628)	(12,331)	—	(16,586)	108,060	(15)	91,459	79,128	—	79,128	—	(1,750)	10,316	8,566
Templeton Global Bond VIP Fund (Grandmaster)	3,915	(10,549)	(85)	(6,719)	—	(10,410)	379,978	(49)	369,519	362,800	35,365	398,165	—	(1,130)	40,618	39,488
Templeton Global Bond VIP Fund (GrandMaster flex3)	59,594	(83,129)	(995)	(24,530)	—	(60,326)	94,485	(67)	34,092	9,562	74,011	83,573	—	(6,537)	8,044	1,507
Templeton Global Bond VIP Fund (Pinnacle V)	18,963	(33,922)	(7,870)	(22,829)	—	(83,367)	861,006	(77)	777,562	754,733	261,888	1,016,621	—	(8,657)	92,198	83,541
Templeton Global Bond VIP Fund (Advantedge)	2,384	(4,683)	(2)	(2,301)	—	(7,831)	28,982	(19)	21,132	18,831	20,102	38,933	—	(850)	3,030	2,180
Templeton Global Bond VIP Fund (Pinnacle IV)	215,148	(65,138)	(347,130)	(197,120)	490,733	(95,672)	81,737	(2,567)	474,231	277,111	2,912,352	3,189,463	51,211	(10,406)	7,700	48,505
Templeton Global Bond VIP Fund (Annuichoice)	21,378	(30,415)	(921)	(9,958)	150	(6,594)	37,664	(80)	31,140	21,182	120,842	142,024	16	(684)	3,621	2,953
Templeton Global Bond VIP Fund (AnnuiChoice II)	7,768	(6,639)	(8,214)	(7,085)	8,860	(11,169)	(13,124)	(187)	(15,620)	(22,705)	126,160	103,455	936	(1,199)	(1,448)	(1,711)
Templeton Global Bond VIP Fund (Pinnacle II Reduced M&E)	1,909	(2,680)	—	(771)	—	—	771	—	771	—	—	—	—	—	—	—
Templeton Growth VIP Fund (AdvantEdge)	1,145	(290)	(10,478)	(9,623)	—	(4,018)	3,143	(682)	(1,557)	(11,180)	123,584	112,404	—	(443)	320	(123)
Templeton Growth VIP Fund (AnnuiChoice)	4,440	11,956	(35,221)	(18,825)	264	(9,402)	(24,901)	(543)	(34,582)	(53,407)	277,059	223,652	13	(504)	(1,242)	(1,733)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (AnnuiChoice II)	$3,547	$41,181	$(65,075)	$(20,347)	$2,509	$(96,322)	$(27,940)	$(593)	$(122,346)	$(142,693)	$302,125	$159,432	210	(8,646)	(2,409)	(10,845)
Templeton Growth VIP Fund (Grandmaster)	2,932	1,895	(22,843)	(18,016)	375	(28,796)	1,669	(79)	(26,831)	(44,847)	275,763	230,916	18	(1,399)	84	(1,297)
Templeton Growth VIP Fund (GrandMaster flex3)	4,351	27,007	(64,645)	(33,287)	—	(17,470)	(23,427)	(374)	(41,271)	(74,558)	476,866	402,308	—	(939)	(1,143)	(2,082)
Templeton Growth VIP Fund (IQ Annuity)	5,065	26,504	(62,915)	(31,346)	1,170	(90,032)	14,154	(277)	(74,985)	(106,331)	482,945	376,614	61	(4,680)	787	(3,832)
Templeton Growth VIP Fund (Pinnacle)	10,775	(40,350)	(39,231)	(68,806)	131,733	(292,173)	(4,196)	(221)	(164,857)	(233,663)	862,849	629,186	7,575	(16,611)	(179)	(9,215)
Templeton Growth VIP Fund (Pinnacle IV)	6,593	(2,287)	(44,974)	(40,668)	1,581	(69,875)	862	(278)	(67,710)	(108,378)	582,050	473,672	84	(3,645)	49	(3,512)
Templeton Growth VIP Fund (Pinnacle Plus)	3,622	7,177	(34,583)	(23,784)	—	(37,681)	(114,771)	(563)	(153,015)	(176,799)	358,349	181,550	—	(2,203)	(6,961)	(9,164)
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	(380)	(368)	(1,845)	(2,593)	—	(5,357)	125,683	(71)	120,255	117,662	—	117,662	—	(403)	9,453	9,050
Templeton Growth VIP Fund (Pinnacle V)	15,604	(55,548)	(61,223)	(101,167)	57,262	(89,252)	(98,618)	(954)	(131,562)	(232,729)	1,095,651	862,922	5,771	(8,999)	(12,710)	(15,938)
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	12,082	(4,742)	(16,057)	(8,717)	2,491	(11,614)	42,370	(1,609)	31,638	22,921	283,637	306,558	188	(1,018)	3,283	2,453
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	3,855	(3,538)	(1,765)	(1,448)	200	(10,780)	(8,814)	(198)	(19,592)	(21,040)	107,379	86,339	15	(796)	(621)	(1,402)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	8,185	(10,855)	(1,735)	(4,405)	24,880	(25,692)	(74,370)	(471)	(75,653)	(80,058)	186,781	106,723	1,787	(1,961)	(5,572)	(5,746)
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	14,149	(22,119)	2,463	(5,507)	—	(11,953)	7,960	(177)	(4,170)	(9,677)	113,790	104,113	—	(931)	413	(518)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	4,717	(10,581)	3,854	(2,010)	—	(3,060)	(4,182)	(39)	(7,281)	(9,291)	64,980	55,689	—	(138)	(213)	(351)
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	7,506	(5,210)	(6,751)	(4,455)	—	(23,613)	(1,868)	(105)	(25,586)	(30,041)	174,436	144,395	—	(1,075)	(108)	(1,183)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	7,245	(4,312)	(7,315)	(4,382)	240	(112,700)	(8,347)	(68)	(120,875)	(125,257)	301,838	176,581	18	(8,538)	(624)	(9,144)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	1,946	(1,287)	(2,244)	(1,585)	—	(9,286)	(9,396)	(89)	(18,771)	(20,356)	66,413	46,057	—	(487)	(514)	(1,001)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	673	(502)	(491)	(320)	—	(3,796)	9,781	(52)	5,933	5,613	20,073	25,686	—	(349)	924	575
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	32,840	(59,505)	8,652	(18,013)	4,523	(48,895)	(18,767)	(832)	(63,971)	(81,984)	363,458	281,474	344	(3,748)	(2,297)	(5,701)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	(3,592)	978	(44,851)	(47,465)	—	(4,013)	(6,041)	(3,145)	(13,199)	(60,664)	431,049	370,385	—	(974)	(226)	(1,200)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	(394)	(811)	(16,750)	(17,955)	—	(6,626)	18,602	(343)	11,633	(6,322)	154,000	147,678	—	(217)	611	394
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	(1,033)	(10,033)	(22,158)	(33,224)	11,193	(30,998)	(15,923)	(609)	(36,337)	(69,561)	294,746	225,185	968	(2,885)	(1,271)	(3,188)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	(972)	(4,398)	(12,971)	(18,341)	—	(5,868)	(24,798)	(72)	(30,738)	(49,079)	175,666	126,587	—	(185)	(820)	(1,005)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	(1,423)	2,039	(20,107)	(19,491)	—	(20,673)	2,452	(155)	(18,376)	(37,867)	182,141	144,274	—	(744)	163	(581)
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)	(43)	(4,197)	3,555	(685)	—	(878)	(42,662)	—	(43,540)	(44,225)	48,552	4,327	—	(37)	(1,821)	(1,858)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	(1,722)	3,550	(30,686)	(28,858)	5,399	(27,115)	2,847	(317)	(19,186)	(48,044)	258,756	210,712	166	(876)	95	(615)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	(2,229)	10,332	(46,822)	(38,719)	—	(30,933)	(63,116)	(167)	(94,216)	(132,935)	419,678	286,743	—	(977)	(1,984)	(2,961)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	(4,005)	(18,086)	(41,833)	(63,924)	—	(99,050)	(78,488)	(425)	(177,963)	(241,887)	668,306	426,419	—	(3,254)	(2,595)	(5,849)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	(2,212)	23	(20,684)	(22,873)	—	(36,667)	(43,371)	(536)	(80,574)	(103,447)	271,397	167,950	—	(1,314)	(1,668)	(2,982)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	(107)	(77)	(2,116)	(2,300)	—	(1,034)	32,243	(36)	31,173	28,873	3,348	32,221	—	(124)	3,781	3,657
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	(11,734)	3,805	(148,422)	(156,351)	67,964	(112,885)	(119,020)	(3,329)	(167,270)	(323,621)	1,484,808	1,161,187	7,676	(12,872)	(12,987)	(18,183)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	(894)	50,200	(56,919)	(7,613)	—	(77,806)	39,165	(239)	(38,880)	(46,493)	194,776	148,283	—	(2,743)	1,112	(1,631)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	(80)	8,757	(7,929)	748	1,100	(19,196)	(14,789)	(47)	(32,932)	(32,184)	109,817	77,633	71	(1,199)	(933)	(2,061)
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	(2,064)	37,582	(35,583)	(65)	—	(45,926)	20,025	(2,922)	(28,823)	(28,888)	450,321	421,433	—	(3,208)	1,195	(2,013)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	482	38,161	(38,415)	228	244	(31,391)	(48,100)	(358)	(79,605)	(79,377)	274,683	195,306	20	(2,668)	(4,149)	(6,797)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	347	46,751	(44,365)	2,733	58,379	(54,944)	(27,849)	(1,169)	(25,583)	(22,850)	396,941	374,091	5,005	(4,785)	(2,393)	(2,173)
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	(351)	41,577	(44,323)	(3,097)	—	(34,034)	(106,291)	(94)	(140,419)	(143,516)	340,928	197,412	—	(1,019)	(3,217)	(4,236)
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	(730)	23,165	(23,939)	(1,504)	—	(60,080)	(19,690)	(117)	(79,887)	(81,391)	213,005	131,614	—	(5,329)	(1,828)	(7,157)
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)	724	42,846	(48,887)	(5,317)	—	(93,016)	—	—	(93,016)	(98,333)	104,415	6,082	—	(3,530)	—	(3,530)
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	(576)	18,442	(17,741)	125	—	(24,489)	(13,202)	(266)	(37,957)	(37,832)	229,351	191,519	—	(758)	(389)	(1,147)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(2,281)	92,179	(79,062)	10,836	1,270	(182,573)	(61,166)	(276)	(242,745)	(231,909)	680,718	448,809	108	(15,499)	(4,904)	(20,295)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	(8,270)	132,394	(111,851)	12,273	553,404	(204,378)	(12,400)	(8,286)	328,340	340,613	2,079,929	2,420,542	45,687	(17,381)	(1,119)	27,187
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	(2,056)	10,878	(2,368)	6,454	110	(5,357)	(7,758)	(692)	(13,697)	(7,243)	129,537	122,294	8	(441)	(549)	(982)
BlackRock Capital Appreciation VI (AnnuiChoice II)	(7,884)	67,623	(24,168)	35,571	41,800	(51,520)	44,414	(2,093)	32,601	68,172	622,765	690,937	3,070	(3,782)	3,160	2,448
BlackRock Capital Appreciation VI (Annuichoice)	(511)	4,975	(1,673)	2,791	—	(1,669)	14,147	(44)	12,434	15,225	48,892	64,117	—	(123)	1,001	878
BlackRock Capital Appreciation VI (Grandmaster flex3)	(451)	2,203	(358)	1,394	—	—	(457)	—	(457)	937	28,304	29,241	—	—	(34)	(34)
BlackRock Capital Appreciation VI Class III (Grandmaster)	(1,181)	10,823	(5,973)	3,669	—	(1,383)	75,946	(1)	74,562	78,231	79,160	157,391	—	(103)	5,393	5,290
BlackRock Capital Appreciation VI Class III (Pinnacle)	(775)	6,452	(165)	5,512	4,466	(14,320)	(1,394)	(3)	(11,251)	(5,739)	46,379	40,640	322	(1,016)	113	(581)
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	(1,425)	8,054	(1,778)	4,851	—	(5,246)	(3,646)	(24)	(8,916)	(4,065)	98,772	94,707	—	(393)	(257)	(650)
BlackRock Capital Appreciation VI Class III (Pinnacle V)	(30,630)	190,998	(68,754)	91,614	674,115	(169,551)	(51,826)	(11,357)	441,381	532,995	1,919,949	2,452,944	48,226	(13,479)	(3,210)	31,537
BlackRock Global Allocation VI (Advantedge)	(2,443)	6,566	(13,746)	(9,623)	110	(112,968)	(989)	(774)	(114,621)	(124,244)	351,048	226,804	10	(10,759)	(95)	(10,844)
BlackRock Global Allocation VI (AnnuiChoice II)	(691)	51,842	(69,415)	(18,264)	103,826	(30,257)	2,285	(926)	74,928	56,664	798,150	854,814	9,412	(2,810)	194	6,796
BlackRock Global Allocation VI (Annuichoice)	487	6,441	(8,405)	(1,477)	—	(16,796)	108,203	(100)	91,307	89,830	81,202	171,032	—	(1,485)	9,854	8,369
BlackRock Global Allocation VI (Grandmaster flex3)	(852)	9,249	(13,053)	(4,656)	—	(6,992)	13,250	(168)	6,090	1,434	164,958	166,392	—	(653)	1,180	527
BlackRock Global Allocation VI (Grandmaster)	60	3,041	(6,389)	(3,288)	—	(1,649)	41,943	(3)	40,291	37,003	29,792	66,795	—	(147)	3,655	3,508

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI Class III (Pinnacle)	$(1,133)	$2,282	$(6,864)	$(5,715)	$—	$(215,402)	$45,449	$(3)	$(169,956)	$(175,671)	$267,142	$91,471	—	(19,937)	4,172	(15,765)
BlackRock Global Allocation VI Class III (Pinnacle IV)	(1,139)	18,410	(25,137)	(7,866)	—	(16,495)	37,879	(78)	21,306	13,440	299,845	313,285	—	(1,470)	3,409	1,939
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)	(21)	1,031	(1,176)	(166)	—	(7,452)	—	—	(7,452)	(7,618)	23,050	15,432	—	(657)	—	(657)
BlackRock Global Allocation VI Class III (Pinnacle V)	(2,239)	22,130	(28,973)	(9,082)	660	(74,155)	42,968	(314)	(30,841)	(39,923)	401,193	361,270	60	(6,825)	3,970	(2,795)
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	125	8,738	(39,685)	(30,822)	2,900	(492)	35,138	(3,891)	33,655	2,833	390,809	393,642	283	(394)	3,420	3,309
TOPS Managed Risk Moderate Growth ETF (Pinnacle V)	(40)	246	(1,662)	(1,456)	—	(838)	—	—	(838)	(2,294)	18,581	16,287	—	(86)	—	(86)
TOPS Managed Risk Moderate Growth ETF (Annuichoice)	15	165	(656)	(476)	—	(411)	—	(47)	(458)	(934)	7,010	6,076	—	(42)	—	(42)
TOPS Managed Risk Moderate Growth ETF (Advantedge)	(535)	3,375	(19,330)	(16,490)	—	(1,362)	101,508	(1,064)	99,082	82,592	77,740	160,332	—	(220)	9,353	9,133
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)	(3,417)	27,712	(148,358)	(124,063)	797,083	(44,066)	32,059	(15,570)	769,506	645,443	923,067	1,568,510	76,313	(5,781)	3,317	73,849
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV)	1	—	(4)	(3)	—	—	400	—	400	397	—	397	—	—	43	43
American Funds Capital Income Builder (Pinnacle V)	464	(2,270)	(2,293)	(4,099)	116,453	—	(50,908)	(11)	65,534	61,435	—	61,435	11,905	(1)	(5,305)	6,599
American Funds Capital Income Builder (AnnuiChoice II)	78	(348)	(50)	(320)	40	—	6,502	—	6,542	6,222	—	6,222	4	—	662	666
American Funds Global Growth (AdvantEdge)	841	(142)	(3,402)	(2,703)	—	(617)	146,955	(40)	146,298	143,595	—	143,595	—	(58)	13,066	13,008
American Funds Global Growth (AnnuiChoice)	1,954	178	(5,577)	(3,445)	—	(2,097)	332,022	(162)	329,763	326,318	—	326,318	—	(199)	29,393	29,194
American Funds Global Growth (AnnuiChoice II)	1,117	3,592	(2,960)	1,749	4,641	(5,605)	126,304	(11)	125,329	127,078	23,017	150,095	406	(511)	11,398	11,293
American Funds Global Growth (GrandMaster)	6,273	(28)	(18,395)	(12,150)	—	(24,846)	1,054,925	(46)	1,030,033	1,017,883	679	1,018,562	—	(2,239)	93,964	91,725
American Funds Global Growth (GrandMaster flex3)	396	7,287	(10,591)	(2,908)	—	—	143,488	(22)	143,466	140,558	—	140,558	—	(2)	12,721	12,719
American Funds Global Growth (Pinnacle)	11	3,994	(5,614)	(1,609)	80	(15,350)	48,912	(4)	33,638	32,029	7,772	39,801	7	(1,364)	4,207	2,850
American Funds Global Growth (Pinnacle IV)	14,966	(269)	(44,491)	(29,794)	—	(37,486)	2,551,397	(69)	2,513,842	2,484,048	19,949	2,503,997	—	(3,329)	227,556	224,227
American Funds Global Growth (Pinnacle V)	33,345	5,161	(114,773)	(76,267)	206,277	(124,060)	6,437,026	(779)	6,518,464	6,442,197	78,826	6,521,023	18,490	(11,104)	575,225	582,611
American Funds Growth (AdvantEdge)	65	2,519	(2,577)	7	110	(305)	30,959	(73)	30,691	30,698	12,334	43,032	9	(33)	2,607	2,583
American Funds Growth (AnnuiChoice)	58	2,459	(2,649)	(132)	—	—	18,188	(45)	18,143	18,011	—	18,011	—	(4)	1,531	1,527
American Funds Growth (AnnuiChoice II)	(313)	19,981	(14,896)	4,772	—	—	63,116	(5)	63,111	67,883	42,662	110,545	—	(1)	5,579	5,578
American Funds Growth (GrandMaster)	1	2,705	(2,322)	384	—	(958)	15,503	—	14,545	14,929	12,124	27,053	—	(82)	1,303	1,221
American Funds Growth (GrandMaster flex3)	(83)	2,242	(1,644)	515	—	—	—	(18)	(18)	497	10,502	10,999	—	(2)	—	(2)
American Funds Growth (Pinnacle)	(74)	3,561	(2,081)	1,406	160	(8,673)	27,849	(16)	19,320	20,726	10,883	31,609	14	(731)	2,439	1,722
American Funds Growth (Pinnacle IV)	(96)	9,291	(7,399)	1,796	—	—	52,222	(4)	52,218	54,014	33,060	87,074	—	—	4,479	4,479
American Funds Growth (Pinnacle V)	(5,385)	78,608	(38,431)	34,792	452,070	(15,501)	(253,560)	(595)	182,414	217,206	490,592	707,798	39,449	(1,451)	(21,447)	16,551
American Funds Growth-Income (AdvantEdge)	904	14,633	(18,419)	(2,882)	—	(4,297)	139,632	(595)	134,740	131,858	61,613	193,471	—	(417)	12,120	11,703
American Funds Growth-Income (AnnuiChoice)	5,041	4,885	(18,397)	(8,471)	—	(2,510)	471,095	(334)	468,251	459,780	10,190	469,970	—	(245)	40,468	40,223
American Funds Growth-Income (AnnuiChoice II)	943	8,814	(12,440)	(2,683)	49,845	(2,642)	60,982	(197)	107,988	105,305	23,734	129,039	4,253	(254)	5,241	9,240
American Funds Growth-Income (GrandMaster)	11,704	3,986	(33,091)	(17,401)	—	(35,466)	1,194,362	(70)	1,158,826	1,141,425	70,628	1,212,053	—	(3,109)	103,707	100,598
American Funds Growth-Income (GrandMaster flex3)	671	8,760	(12,680)	(3,249)	—	(2,509)	125,922	(37)	123,376	120,127	29,036	149,163	—	(218)	10,857	10,639
American Funds Growth-Income (Pinnacle)	(149)	1,538	(964)	425	—	(19,196)	94	(11)	(19,113)	(18,688)	21,677	2,989	—	(1,652)	8	(1,644)
American Funds Growth-Income (Pinnacle IV)	30,260	14,317	(95,876)	(51,299)	—	(45,436)	3,209,971	(89)	3,164,446	3,113,147	54,072	3,167,219	—	(3,938)	278,867	274,929
American Funds Growth-Income (Pinnacle V)	62,900	126,344	(295,998)	(106,754)	670,631	(184,132)	6,821,968	(2,994)	7,305,473	7,198,719	859,606	8,058,325	58,830	(16,318)	594,796	637,308
American Funds New World (AdvantEdge)	(270)	1,556	(3,814)	(2,528)	—	(622)	22,734	(146)	21,966	19,438	15,711	35,149	—	(80)	2,360	2,280
American Funds New World (AnnuiChoice)	(24)	279	(482)	(227)	—	—	—	—	—	(227)	5,236	5,009	—	—	—	—
American Funds New World (AnnuiChoice II)	(67)	498	(1,331)	(900)	540	(484)	9,002	(3)	9,055	8,155	5,087	13,242	58	(55)	934	937
American Funds New World (GrandMaster)	(21)	4	(56)	(73)	—	—	31,319	—	31,319	31,246	—	31,246	—	—	3,507	3,507
American Funds New World (GrandMaster flex3)	(217)	813	(2,648)	(2,052)	—	—	18,939	(28)	18,911	16,859	12,480	29,339	—	(3)	1,972	1,969
American Funds New World (Pinnacle)	(61)	1,217	(3,607)	(2,451)	—	(4,498)	30,660	—	26,162	23,711	—	23,711	—	(468)	3,130	2,662
American Funds New World (Pinnacle IV)	(76)	939	(3,304)	(2,441)	—	(503)	44,868	—	44,365	41,924	—	41,924	—	(57)	4,773	4,716
American Funds New World (Pinnacle V)	(535)	2,556	(4,827)	(2,806)	22,383	(235)	15,523	(197)	37,474	34,668	36,764	71,432	2,412	(47)	1,744	4,109
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	(1,710)	81,225	(105,366)	(25,851)	627	(83,186)	8,440	(288)	(74,407)	(100,258)	547,868	447,610	24	(3,369)	355	(2,990)
Deutsche Small Cap Index VIP (Pinnacle IV)	(130)	6,620	(7,776)	(1,286)	—	(9,451)	(81)	(16)	(9,548)	(10,834)	34,320	23,486	—	(398)	(3)	(401)
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	42	2,078	(1,757)	363	—	(8,169)	—	(6)	(8,175)	(7,812)	7,812	—	—	(321)	—	(321)
Non-Affiliated Class B:
Deutsche Small Cap Index (AnnuiChoice II)	(487)	44,958	(51,960)	(7,489)	—	(40,591)	(40,037)	(71)	(80,699)	(88,188)	203,773	115,585	—	(2,496)	(2,482)	(4,978)
Deutsche Small Cap Index (AnnuiChoice)	(32)	103,365	(106,400)	(3,067)	—	(189,891)	(47)	(258)	(190,196)	(193,263)	292,322	99,059	—	(8,023)	(1)	(8,024)
Deutsche Small Cap Index (GrandMaster flex3)	(432)	3,682	(6,898)	(3,648)	—	(542)	4,147	(62)	3,543	(105)	50,922	50,817	—	(28)	182	154
Deutsche Small Cap Index (Grandmaster)	(738)	11,328	(18,054)	(7,464)	—	(17,268)	(2,394)	(3)	(19,665)	(27,129)	145,432	118,303	—	(862)	(102)	(964)
Deutsche Small Cap Index (IQ3)	(823)	21,177	(26,753)	(6,399)	—	(28,285)	(4,215)	(129)	(32,629)	(39,028)	140,695	101,667	—	(1,294)	(184)	(1,478)
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	(93)	1,512	(1,076)	343	—	(17,826)	—	(20)	(17,846)	(17,503)	26,061	8,558	—	(998)	—	(998)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B (continued):
Deutsche Small Cap Index (Pinnacle Plus)	$(558)	$8,494	$(12,129)	$(4,193)	$—	$(6,921)	$15,967	$(41)	$9,005	$4,812	$48,011	$52,823	—	(315)	691	376
Deutsche Small Cap Index VIP (Pinnacle IV)	(2,014)	29,973	(45,097)	(17,138)	300	(27,418)	(6,021)	(145)	(33,284)	(50,422)	307,696	257,274	14	(1,258)	(282)	(1,526)
Deutsche Small Cap Index VIP (Pinnacle V)	(2,758)	58,433	(76,933)	(21,258)	14,858	(78,716)	11,962	(655)	(52,551)	(73,809)	401,360	327,551	1,085	(5,701)	889	(3,727)
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	966	(4,040)	(7,416)	(10,490)	—	(28,422)	(45,661)	(112)	(74,195)	(84,685)	150,410	65,725	—	(2,610)	(3,716)	(6,326)
Pimco VIT All Asset (IQ Annuity)	5,161	(4,518)	(33,982)	(33,339)	—	(18,519)	(18,323)	(198)	(37,040)	(70,379)	338,371	267,992	—	(1,661)	(1,538)	(3,199)
Pimco VIT All Asset (Pinnacle)	1,297	(6,302)	(10,717)	(15,722)	—	(128,158)	(2,484)	(54)	(130,696)	(146,418)	269,173	122,755	—	(10,525)	(263)	(10,788)
Pimco VIT All Asset (Pinnacle II Reduced M&E)	294	(367)	(1,351)	(1,424)	—	(6,876)	—	—	(6,876)	(8,300)	21,511	13,211	—	(551)	—	(551)
Pimco VIT All Asset (AnnuiChoice II)	3,178	(3,850)	(16,218)	(16,890)	3,000	(16,570)	(14,684)	(542)	(28,796)	(45,686)	182,789	137,103	242	(1,464)	(1,179)	(2,401)
Pimco VIT All Asset (AnnuiChoice)	1,815	(19,601)	6,016	(11,770)	—	(7,023)	(116,291)	(56)	(123,370)	(135,140)	177,042	41,902	—	(570)	(9,830)	(10,400)
Pimco VIT All Asset (GrandMaster flex3)	1,701	(9,803)	(4,961)	(13,063)	—	(3,418)	(108,279)	(50)	(111,747)	(124,810)	226,871	102,061	—	(294)	(9,033)	(9,327)
Pimco VIT All Asset (Grandmaster)	762	(13,894)	(1,795)	(14,927)	—	(28,423)	(251,890)	(47)	(280,360)	(295,287)	400,562	105,275	—	(2,428)	(20,679)	(23,107)
Pimco VIT All Asset (Pinnacle IV)	2,422	(22,083)	(295)	(19,956)	—	(5,855)	(205,938)	(11)	(211,804)	(231,760)	363,433	131,673	—	(500)	(17,137)	(17,637)
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	192	—	(230)	(38)	—	—	11,364	—	11,364	11,326	—	11,326	—	—	1,131	1,131
Pimco VIT All Asset (Pinnacle Plus)	(54)	(2,643)	1,302	(1,395)	—	(7,953)	(11,364)	(11)	(19,328)	(20,723)	20,723	—	—	(671)	(1,058)	(1,729)
Pimco VIT All Asset (Pinnacle V)	1,920	(21,487)	(4,152)	(23,719)	110	(103,315)	(129,571)	(307)	(233,083)	(256,802)	419,091	162,289	9	(8,543)	(10,973)	(19,507)
Pimco VIT Commodity Real Return (Pinnacle)	696	(5,600)	820	(4,084)	—	(220)	(7,523)	(7)	(7,750)	(11,834)	23,072	11,238	—	(49)	(1,438)	(1,487)
Pimco VIT Commodity Real Return (Pinnacle IV)	4,763	(95,368)	64,052	(26,553)	—	(47,079)	(61,545)	(54)	(108,678)	(135,231)	190,348	55,117	—	(9,447)	(12,635)	(22,082)
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)	78	(226)	(508)	(656)	—	(242)	—	(6)	(248)	(904)	2,648	1,744	—	(52)	—	(52)
Pimco VIT Commodity Real Return (Pinnacle V)	20,592	(131,098)	(189,387)	(299,893)	366,063	(79,850)	117,943	(4,739)	399,417	99,524	863,724	963,248	79,674	(19,898)	27,629	87,405
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	8,886	(26,723)	(78,429)	(96,266)	2,474	(17,218)	67,485	(2,419)	50,322	(45,944)	328,174	282,230	488	(4,354)	15,032	11,166
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	7,292	(67,673)	(8,598)	(68,979)	52,651	(25,797)	9,084	(909)	35,029	(33,950)	231,724	197,774	11,206	(5,731)	1,555	7,030
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	1,082	(4,520)	(5,717)	(9,155)	200	(3,634)	2,399	(64)	(1,099)	(10,254)	36,798	26,544	43	(722)	542	(137)
Pimco VIT Commodity Real Return Strategy (Grandmaster)	796	(1,713)	(7,220)	(8,137)	—	(1,779)	6,477	(11)	4,687	(3,450)	29,372	25,922	—	(378)	1,525	1,147
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	3,405	(123,677)	92,944	(27,328)	20	(4,689)	(219,648)	(71)	(224,388)	(251,716)	302,440	50,724	4	(955)	(44,109)	(45,060)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	1,360	(5,799)	(7,776)	(12,215)	—	(1,384)	(2,362)	(18)	(3,764)	(15,979)	51,508	35,529	—	(299)	(277)	(576)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	100	(22)	(1,074)	(996)	—	(169)	5,977	(5)	5,803	4,807	—	4,807	—	(29)	971	942
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	488	(5,908)	276	(5,144)	—	(1,682)	(5,977)	(27)	(7,686)	(12,830)	24,631	11,801	—	(339)	(1,326)	(1,665)
Pimco VIT Long Term Government (IQ Annuity)	26	(1,242)	(11)	(1,227)	—	(20)	2,421	—	2,401	1,174	—	1,174	—	(2)	119	117
Pimco VIT Long Term Government (Pinnacle)	218	(3,086)	(626)	(3,494)	—	(5,994)	36,070	(9)	30,067	26,573	—	26,573	—	(589)	3,219	2,630
Pimco VIT Long Term Government (GrandMaster flex3)	34	(5,657)	57	(5,566)	—	(10,196)	15,821	(59)	5,566	—	—	—	—	—	—	—
Pimco VIT Long Term Government (Pinnacle V)	22	(10)	(357)	(345)	—	(55)	7,759	(6)	7,698	7,353	—	7,353	—	(6)	740	734
Pimco VIT Long Term Government (AdvantEdge)	2	(1,006)	9	(995)	—	—	1,005	(10)	995	—	—	—	—	—	—	—
Pimco VIT Long Term Government (Pinnacle IV)	1,427	(13,950)	(6,517)	(19,040)	282,048	—	(78,879)	(167)	203,002	183,962	12,956	196,918	27,043	(15)	(8,571)	18,457
Pimco VIT Long Term Government (Annuichoice)	286	988	(2,653)	(1,379)	—	(13,309)	—	(40)	(13,349)	(14,728)	41,880	27,152	—	(1,346)	(6)	(1,352)
Pimco VIT Long Term Government (AnnuiChoice II)	93	—	(264)	(171)	5,049	—	22,453	(21)	27,481	27,310	2,288	29,598	496	(2)	2,217	2,711
Pimco VIT Long Term Government (Pinnacle II Reduced M&E)	33	(910)	9	(868)	—	—	877	(9)	868	—	—	—	—	—	—	—
Pimco VIT Low Duration (AnnuiChoice II)	34,059	(6,476)	(40,457)	(12,874)	54,977	(142,657)	(268,184)	(1,503)	(357,367)	(370,241)	1,938,786	1,568,545	4,771	(12,525)	(23,023)	(30,777)
Pimco VIT Low Duration (AnnuiChoice)	2,972	(781)	(3,148)	(957)	—	(26,702)	(25,076)	(328)	(52,106)	(53,063)	169,353	116,290	—	(2,299)	(2,157)	(4,456)
Pimco VIT Low Duration (GrandMaster flex3)	86,126	(40,756)	(84,265)	(38,895)	524,057	(863,170)	(5,353,223)	(291)	(5,692,627)	(5,731,522)	10,741,480	5,009,958	46,249	(77,278)	(471,309)	(502,338)
Pimco VIT Low Duration (Grandmaster)	12,053	(6,934)	(10,262)	(5,143)	8,097	(145,655)	(271,438)	(49)	(409,045)	(414,188)	1,033,030	618,842	705	(12,798)	(23,529)	(35,622)
Pimco VIT Low Duration (IQ Annuity)	16,112	(7,581)	(18,944)	(10,413)	132	(64,749)	(200,253)	(1,413)	(266,283)	(276,696)	1,107,967	831,271	12	(5,852)	(17,622)	(23,462)
Pimco VIT Low Duration (Pinnacle)	41,588	(15,627)	(36,840)	(10,879)	—	(361,037)	(2,126,132)	(170)	(2,487,339)	(2,498,218)	4,696,799	2,198,581	—	(31,646)	(184,733)	(216,379)
Pimco VIT Low Duration (Pinnacle IV)	3,525	(1,275)	(3,231)	(981)	—	(42,529)	(134,840)	(63)	(177,432)	(178,413)	378,892	200,479	—	(3,750)	(11,800)	(15,550)
Pimco VIT Low Duration (Pinnacle II Reduced M&E)	4,233	(2,007)	(3,142)	(916)	—	(5,493)	(207,143)	—	(212,636)	(213,552)	405,363	191,811	—	—	(18,414)	(18,414)
Pimco VIT Low Duration (AdvantEdge)	1,304	(270)	(2,442)	(1,408)	—	(8,016)	(3,978)	(148)	(12,142)	(13,550)	86,738	73,188	—	(739)	(379)	(1,118)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	728	(7)	(1,044)	(323)	—	(59)	25,811	(49)	25,703	25,380	11,508	36,888	—	(11)	2,540	2,529
Pimco VIT Low Duration (Pinnacle Plus)	712	339	(1,765)	(714)	—	(7,960)	2,903	(92)	(5,149)	(5,863)	46,336	40,473	—	(722)	251	(471)
Pimco VIT Low Duration (Pinnacle V)	17,260	(9,403)	(18,707)	(10,850)	330,639	(46,629)	216,998	(1,061)	499,947	489,097	486,151	975,248	29,613	(4,268)	19,360	44,705
Pimco VIT Real Return (Pinnacle IV)	3,409	(2,096)	(7,274)	(5,961)	600	(6,811)	(7,241)	(18)	(13,470)	(19,431)	150,055	130,624	51	(583)	(629)	(1,161)
Pimco VIT Real Return (AdvantEdge)	1,002	(2,912)	(912)	(2,822)	—	(21,230)	77	(168)	(21,321)	(24,143)	72,707	48,564	—	(1,884)	7	(1,877)
Pimco VIT Real Return (AnnuiChoice II)	7,230	(14,670)	(5,445)	(12,885)	18,196	(25,872)	(80,004)	(277)	(87,957)	(100,842)	358,566	257,724	1,536	(2,230)	(6,808)	(7,502)
Pimco VIT Real Return (AnnuiChoice)	3,753	(4,634)	(3,982)	(4,863)	600	(18,614)	(10,331)	(48)	(28,393)	(33,256)	156,756	123,500	50	(1,538)	(846)	(2,334)
Pimco VIT Real Return (GrandMaster flex3)	1,032	(7,391)	3,015	(3,344)	—	(38,956)	27,193	(17)	(11,780)	(15,124)	64,081	48,957	—	(3,472)	2,370	(1,102)
Pimco VIT Real Return (Grandmaster)	1,897	(5,208)	(301)	(3,612)	—	(13,659)	(7,310)	(5)	(20,974)	(24,586)	98,401	73,815	—	(1,164)	(638)	(1,802)
Pimco VIT Real Return (IQ Annuity)	2,773	(7,057)	(1,563)	(5,847)	—	(970)	(54,193)	(116)	(55,279)	(61,126)	168,649	107,523	—	(93)	(4,683)	(4,776)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle)	$(56)	$(1,607)	$2,038	$375	$—	$(3,809)	$(150,761)	$(43)	$(154,613)	$(154,238)	$172,574	$18,336	—	(331)	(12,576)	(12,907)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	938	(11)	(1,844)	(917)	—	(100)	15,810	(77)	15,633	14,716	13,309	28,025	—	(18)	1,547	1,529
Pimco VIT Real Return (Pinnacle Plus)	(137)	(4,595)	4,077	(655)	—	(12,009)	(20,810)	(74)	(32,893)	(33,548)	39,084	5,536	—	(1,038)	(1,823)	(2,861)
Pimco VIT Real Return (Pinnacle V)	9,312	(25,113)	997	(14,804)	60,978	(73,672)	(108,327)	(374)	(121,395)	(136,199)	506,828	370,629	5,312	(6,397)	(9,120)	(10,205)
Pimco VIT Total Return (Pinnacle V)	814,112	222,329	(1,344,134)	(307,693)	5,176,191	(1,997,581)	(3,115,234)	(154,971)	(91,595)	(399,288)	23,938,075	23,538,787	393,311	(166,747)	(235,444)	(8,880)
Pimco VIT Total Return (AdvantEdge)	204,036	72,119	(350,557)	(74,402)	7,471	(472,991)	(120,739)	(39,658)	(625,917)	(700,319)	6,764,888	6,064,569	573	(38,933)	(9,307)	(47,667)
Pimco VIT Total Return (AnnuiChoice II)	150,512	40,259	(227,703)	(36,932)	633,676	(391,074)	415,097	(14,257)	643,442	606,510	3,421,476	4,027,986	46,755	(30,043)	30,579	47,291
Pimco VIT Total Return (AnnuiChoice)	28,277	(16,295)	(18,395)	(6,413)	225	(87,161)	(288,289)	(1,145)	(376,370)	(382,783)	962,556	579,773	17	(6,547)	(21,670)	(28,200)
Pimco VIT Total Return (GrandMaster flex3)	16,970	(11,562)	(23,054)	(17,646)	—	(29,131)	(124,325)	(463)	(153,919)	(171,565)	596,575	425,010	—	(2,292)	(10,560)	(12,852)
Pimco VIT Total Return (Grandmaster)	31,578	(25,966)	(7,804)	(2,192)	78,546	(556,881)	(888,935)	(378)	(1,367,648)	(1,369,840)	1,882,309	512,469	5,999	(42,483)	(67,466)	(103,950)
Pimco VIT Total Return (IQ Annuity)	35,023	(7,984)	(46,874)	(19,835)	144	(142,593)	205,677	(1,593)	61,635	41,800	893,205	935,005	11	(11,029)	15,011	3,993
Pimco VIT Total Return (Pinnacle)	37,776	(18,689)	(34,082)	(14,995)	26,595	(301,661)	189,711	(161)	(85,516)	(100,511)	1,091,507	990,996	2,032	(22,995)	14,059	(6,904)
Pimco VIT Total Return (Pinnacle IV)	46,909	(97,383)	41,535	(8,939)	108,317	(226,255)	(2,397,221)	(597)	(2,515,756)	(2,524,695)	3,161,744	637,049	8,098	(17,190)	(181,340)	(190,432)
Pimco VIT Total Return (Pinnacle II Reduced M&E)	591	536	(920)	207	—	(6,834)	(288)	—	(7,122)	(6,915)	21,524	14,609	—	—	(515)	(515)
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	3,103	365	(4,456)	(988)	—	(2,886)	47,024	(155)	43,983	42,995	39,656	82,651	—	(284)	4,319	4,035
Pimco VIT Total Return (Pinnacle Plus)	15,584	5,821	(24,337)	(2,932)	—	(32,702)	(370,756)	(1,340)	(404,798)	(407,730)	857,059	449,329	—	(2,644)	(28,629)	(31,273)
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)	188	272	(12,176)	(11,716)	—	—	(86,968)	(10)	(86,978)	(98,694)	114,040	15,346	—	(1)	(12,975)	(12,976)
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)	74	380	(685)	(231)	—	(1,486)	1,236	(15)	(265)	(496)	9,491	8,995	—	(186)	157	(29)
Guggenheim VT Global Managed Futures Strategies (Pinnacle II Reduced M&E)	314	(3,500)	—	(3,186)	—	—	3,186	—	3,186	—	—	—	—	—	—	—
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)	5,475	47,083	(93,705)	(41,147)	69,442	(41,038)	(144,720)	(2,424)	(118,740)	(159,887)	536,399	376,512	9,112	(5,898)	(22,999)	(19,785)
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	1,975	3,881	(18,428)	(12,572)	—	(5,021)	48,218	(1,578)	41,619	29,047	185,074	214,121	—	(894)	5,715	4,821
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	887	3,168	(5,802)	(1,747)	1,000	(9,348)	766	(380)	(7,962)	(9,709)	84,125	74,416	127	(1,249)	123	(999)
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	1,830	(23,138)	546	(20,762)	—	(38,614)	110,773	—	72,159	51,397	—	51,397	—	(5,302)	12,393	7,091
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	376	(4,755)	—	(4,379)	—	—	4,379	—	4,379	—	—	—	—	—	—	—
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	138	565	(1,295)	(592)	—	(55)	4,661	(40)	4,566	3,974	19,739	23,713	—	(13)	638	625
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	58	290	(651)	(303)	—	—	—	(1)	(1)	(304)	9,476	9,172	—	—	—	—
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	(1,113)	6,537	(3,907)	1,517	1,000	(33,374)	(42,389)	(902)	(75,665)	(74,148)	166,063	91,915	113	(3,814)	(4,750)	(8,451)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	(720)	1,870	(48)	1,102	—	(19,613)	31,132	(675)	10,844	11,946	134,258	146,204	—	(2,232)	3,441	1,209
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	(141)	4,815	(4,273)	401	—	(4,440)	(27,626)	(44)	(32,110)	(31,709)	46,529	14,820	—	(492)	(3,031)	(3,523)
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	(49)	14	48	13	858	—	—	(7)	851	864	5,184	6,048	97	—	—	97
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	(381)	774	(83)	310	—	(3,716)	—	—	(3,716)	(3,406)	56,513	53,107	—	(415)	—	(415)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	(323)	283	217	177	—	(1,030)	4,067	(14)	3,023	3,200	38,290	41,490	—	(118)	466	348
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	(4)	2	4	2	—	—	—	(2)	(2)	—	339	339	—	—	—	—
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	(447)	810	(181)	182	—	(3,194)	(6,944)	(20)	(10,158)	(9,976)	60,649	50,673	—	(360)	(784)	(1,144)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	(4)	50	(39)	7	—	(776)	—	(6)	(782)	(775)	872	97	—	(71)	—	(71)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	(274)	995	(678)	43	—	(2,922)	1	(28)	(2,949)	(2,906)	28,944	26,038	—	(341)	—	(341)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	(1,915)	3,370	(473)	982	1,721	(23,628)	(16,706)	(788)	(39,401)	(38,419)	229,462	191,043	194	(2,743)	(1,866)	(4,415)
Guggenheim VT Long Short Equity (AdvantEdge)	(519)	3,398	(3,874)	(995)	—	—	296	(70)	226	(769)	21,986	21,217	—	(7)	(62)	(69)
Guggenheim VT Long Short Equity (AnnuiChoice II)	(883)	1,338	(378)	77	—	(938)	(721)	(101)	(1,760)	(1,683)	76,390	74,707	—	(99)	(70)	(169)
Guggenheim VT Long Short Equity (AnnuiChoice)	(117)	354	(396)	(159)	—	—	61,166	(34)	61,132	60,973	8,322	69,295	—	(3)	5,976	5,973
Guggenheim VT Long Short Equity (GrandMaster flex3)	(610)	(2,131)	(1,139)	(3,880)	—	(77,792)	81,644	—	3,852	(28)	8,967	8,939	—	(7,913)	7,913	—
Guggenheim VT Long Short Equity (Grandmaster)	(158)	(360)	(268)	(786)	—	(213)	790	(3)	574	(212)	2,546	2,334	—	(21)	—	(21)
Guggenheim VT Long Short Equity (IQ Annuity)	(304)	431	(293)	(166)	—	(1,237)	27,298	(17)	26,044	25,878	20,136	46,014	—	(126)	2,757	2,631
Guggenheim VT Long Short Equity (Pinnacle)	(438)	3,831	(4,133)	(740)	—	—	(27,939)	(5)	(27,944)	(28,684)	38,304	9,620	—	—	(2,884)	(2,884)
Guggenheim VT Long Short Equity (Pinnacle IV)	(569)	2,211	(1,760)	(118)	600	(4,974)	(2,152)	(23)	(6,549)	(6,667)	39,951	33,284	58	(489)	(219)	(650)
Guggenheim VT Long Short Equity (Pinnacle II Reduced M&E)	(50)	(326)	—	(376)	—	—	376	—	376	—	—	—	—	—	—	—
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	(44)	(4)	(91)	(139)	—	(140)	4,963	—	4,823	4,684	—	4,684	—	(12)	410	398
Guggenheim VT Long Short Equity (Pinnacle Plus)	(157)	2,059	(1,787)	115	—	(483)	(4,963)	(15)	(5,461)	(5,346)	13,463	8,117	—	(50)	(496)	(546)
Guggenheim VT Long Short Equity (Pinnacle V)	(3,993)	31,176	(34,510)	(7,327)	2,510	(47,873)	(151,174)	(198)	(196,735)	(204,062)	285,002	80,940	245	(4,730)	(15,725)	(20,210)
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)	586	2,315	(4,403)	(1,502)	—	(23,226)	—	—	(23,226)	(24,728)	137,196	112,468	—	(858)	—	(858)
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	(1,747)	5,307	(15,002)	(11,442)	1,874	(13,350)	25,924	—	14,448	3,006	536,492	539,498	71	(506)	985	550
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	152	99	(847)	(596)	—	(80,189)	80,189	—	—	(596)	41,933	41,337	—	(3,125)	3,125	—
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	(3,648)	7,690	(19,666)	(15,624)	212,692	(5,563)	(79,473)	—	127,656	112,032	681,132	793,164	8,656	(226)	(3,208)	5,222
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	(292)	3,026	(7,763)	(5,029)	1,625	(677)	(10,734)	—	(9,786)	(14,815)	254,317	239,502	61	(26)	(411)	(376)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	$107	$14	$(367)	$(246)	$—	$—	$—	$—	$—	$(246)	$18,467	$18,221	—	—	—	—
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	(1,849)	2,845	(17,429)	(16,433)	235,696	(25,654)	8,401	—	218,443	202,010	572,830	774,840	9,185	(991)	323	8,517
iShares TIPS Bond ETF (Varoom)	(1,407)	(635)	(1,010)	(3,052)	344	(25,992)	—	—	(25,648)	(28,700)	111,708	83,008	13	(984)	—	(971)
iShares TIPS Bond ETF (Varoom GLWB 2)	(1,202)	204	(1,083)	(2,081)	325	(2,281)	(12,115)	—	(14,071)	(16,152)	62,219	46,067	12	(88)	(474)	(550)
iShares TIPS Bond ETF (Varoom GLWB 3)	(53)	(3)	(96)	(152)	—	(78)	1,540	—	1,462	1,310	2,507	3,817	—	(3)	64	61
iShares TIPS Bond ETF (Varoom GLWB 5)	(2,111)	(185)	(1,693)	(3,989)	7,999	(981)	2,456	—	9,474	5,485	79,465	84,950	346	(43)	106	409
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	588	52	(1,721)	(1,081)	344	—	—	—	344	(737)	15,708	14,971	11	—	—	11
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	842	4,224	(7,348)	(2,282)	—	(20)	(21,699)	—	(21,719)	(24,001)	47,712	23,711	—	(1)	(759)	(760)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	3,921	(1,440)	(11,413)	(8,932)	10,079	(64,966)	16,608	—	(38,279)	(47,211)	109,767	62,556	339	(2,371)	578	(1,454)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	6,027	1,806	(26,300)	(18,467)	40,442	(3,758)	3,982	—	40,666	22,199	201,703	223,902	1,413	(136)	150	1,427
iShares S&P 500 Growth ETF (Varoom)	(350)	1,150	4,318	5,118	431	—	3,266	—	3,697	8,815	141,341	150,156	10	—	77	87
iShares S&P 500 Growth ETF (Varoom GLWB 1)	(5,837)	39,257	(12,846)	20,574	8,263	(30,576)	(44,450)	—	(66,763)	(46,189)	706,677	660,488	194	(734)	(1,033)	(1,573)
iShares S&P 500 Growth ETF (Varoom GLWB 2)	41	1,041	131	1,213	325	(141)	25,743	—	25,927	27,140	7,661	34,801	8	(3)	637	642
iShares S&P 500 Growth ETF (Varoom GLWB 3)	(843)	22,749	(16,340)	5,566	2,886	(93,211)	24,461	—	(65,864)	(60,298)	158,302	98,004	73	(2,224)	607	(1,544)
iShares S&P 500 Growth ETF (Varoom GLWB 4)	(45,582)	87,727	73,075	115,220	1,081,684	(64,704)	89,783	—	1,106,763	1,221,983	3,782,213	5,004,196	26,302	(1,568)	2,330	27,064
iShares S&P 500 Growth ETF (Varoom GLWB 5)	(1,276)	2,549	571	1,844	38,323	(196)	(5,734)	—	32,393	34,237	85,371	119,608	925	(5)	(137)	783
iShares Core S&P 500 Index ETF (Varoom)	1,437	4,752	(7,726)	(1,537)	1,292	(3,382)	9,857	—	7,767	6,230	380,113	386,343	31	(80)	243	194
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(21,296)	428,647	(482,420)	(75,069)	81,939	(464,225)	(184,508)	—	(566,794)	(641,863)	8,811,913	8,170,050	1,998	(11,255)	(4,276)	(13,533)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(3,782)	47,965	(53,838)	(9,655)	9,704	(15,328)	(54,787)	—	(60,411)	(70,066)	792,808	722,742	239	(374)	(1,363)	(1,498)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	(6,118)	85,309	(96,501)	(17,310)	268,829	(367,088)	199,253	—	100,994	83,684	865,726	949,410	6,417	(8,924)	4,667	2,160
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	(147,972)	293,864	(695,600)	(549,708)	10,140,122	(758,453)	1,151,995	—	10,533,664	9,983,956	35,602,888	45,586,844	248,904	(18,794)	29,775	259,885
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	(13,425)	57,696	(87,144)	(42,873)	614,912	(53,404)	31,673	—	593,181	550,308	1,981,053	2,531,361	15,065	(1,369)	856	14,552
iShares S&P 500 Value ETF (Varoom)	438	501	(4,670)	(3,731)	687	—	—	—	687	(3,044)	74,222	71,178	17	—	—	17
iShares S&P 500 Value ETF (Varoom GLWB 1)	(140)	19,356	(42,461)	(23,245)	3,668	(23,869)	8,786	—	(11,415)	(34,660)	448,164	413,504	97	(608)	249	(262)
iShares S&P 500 Value ETF (Varoom GLWB 2)	(80)	1,088	(3,164)	(2,156)	—	(713)	992	—	279	(1,877)	38,964	37,087	—	(19)	29	10
iShares S&P 500 Value ETF (Varoom GLWB 3)	458	8,799	(18,652)	(9,395)	11,979	(74,151)	544	—	(61,628)	(71,023)	200,591	129,568	294	(1,844)	16	(1,534)
iShares S&P 500 Value ETF (Varoom GLWB 4)	(2,463)	60,028	(167,192)	(109,627)	366,230	(61,857)	77,753	—	382,126	272,499	1,635,091	1,907,590	9,125	(1,568)	1,952	9,509
iShares S&P 500 Value ETF (Varoom GLWB 5)	(465)	3,091	(10,365)	(7,739)	26,163	(5,345)	2,193	—	23,011	15,272	121,460	136,732	662	(135)	62	589
iShares Core S&P MidCap Index ETF (Varoom)	(715)	21,720	(26,280)	(5,275)	1,461	(45,241)	3,362	—	(40,418)	(45,693)	233,168	187,475	36	(1,090)	88	(966)
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(21,678)	128,729	(205,847)	(98,796)	23,468	(129,203)	(29,948)	—	(135,683)	(234,479)	2,511,002	2,276,523	605	(3,291)	(586)	(3,272)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(3,291)	14,708	(24,563)	(13,146)	2,801	(7,340)	1,092	—	(3,447)	(16,593)	302,645	286,052	72	(185)	54	(59)
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	(3,736)	23,814	(36,642)	(16,564)	49,631	(135,608)	49,505	—	(36,472)	(53,036)	324,986	271,950	1,202	(3,405)	1,185	(1,018)
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	(122,472)	71,618	(600,662)	(651,516)	2,897,095	(220,493)	540,398	—	3,217,000	2,565,484	10,334,983	12,900,467	72,085	(5,552)	14,325	80,858
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	(6,799)	15,586	(39,701)	(30,914)	98,082	(16,705)	16,340	—	97,717	66,803	483,474	550,277	2,403	(430)	448	2,421
iShares Core S&P Small Cap Index ETF (Varoom)	(480)	1,587	(6,317)	(5,210)	559	(1,665)	1,659	—	553	(4,657)	138,160	133,503	14	(42)	42	14
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(11,504)	69,989	(106,942)	(48,457)	11,734	(64,527)	(31,035)	—	(83,828)	(132,285)	1,271,083	1,138,798	297	(1,620)	(715)	(2,038)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(1,838)	8,116	(13,068)	(6,790)	2,366	(8)	(9,014)	—	(6,656)	(13,446)	157,081	143,635	60	—	(228)	(168)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	(2,391)	14,964	(23,645)	(11,072)	54,647	(103,494)	27,062	—	(21,785)	(32,857)	204,712	171,855	1,295	(2,554)	639	(620)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	(65,484)	44,923	(274,738)	(295,299)	1,448,574	(110,495)	176,423	—	1,514,502	1,219,203	5,234,651	6,453,854	35,470	(2,728)	4,665	37,407
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	(6,209)	14,409	(33,562)	(25,362)	89,629	(17,490)	13,232	—	85,371	60,009	421,517	481,526	2,164	(444)	352	2,072
iShares International Treasury Bond (Varoom)	(415)	(40)	(1,972)	(2,427)	215	—	1,764	—	1,979	(448)	26,356	25,908	9	—	75	84
iShares International Treasury Bond (Varoom GLWB 1)	(26,831)	(7,808)	(81,479)	(116,118)	11,734	(63,815)	116,251	—	64,170	(51,948)	1,207,312	1,155,364	521	(2,822)	5,131	2,830
iShares International Treasury Bond (Varoom GLWB 2)	(458)	(22)	(1,339)	(1,819)	470	(131)	1,905	—	2,244	425	17,721	18,146	21	(6)	83	98
iShares International Treasury Bond (Varoom GLWB 3)	(343)	(1,977)	(224)	(2,544)	2,118	(32,111)	27,649	—	(2,344)	(4,888)	33,814	28,926	97	(1,373)	1,194	(82)
iShares International Treasury Bond (Varoom GLWB 4)	(144,666)	(5,288)	(397,845)	(547,799)	1,448,502	(110,249)	805,356	—	2,143,609	1,595,810	4,957,065	6,552,875	64,435	(4,939)	35,687	95,183
iShares International Treasury Bond (Varoom GLWB 5)	(718)	(37)	(1,837)	(2,592)	9,420	(157)	2,993	—	12,256	9,664	22,715	32,379	427	(7)	131	551
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	1,211	8,300	(18,597)	(9,086)	—	(33,121)	—	—	(33,121)	(42,207)	276,414	234,207	—	(852)	—	(852)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(1,367)	11,783	(31,676)	(21,260)	975	(6,991)	23,561	—	17,545	(3,715)	510,367	506,652	26	(183)	678	521
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	337	13,896	(20,956)	(6,723)	—	(75,066)	23,221	—	(51,845)	(58,568)	172,864	114,296	—	(2,072)	644	(1,428)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	(3,509)	17,932	(60,912)	(46,489)	365,924	(20,916)	(10,287)	—	334,721	288,232	871,584	1,159,816	10,204	(580)	(279)	9,345
Vanguard Emerging Markets Index Fund ETF (Varoom)	282	21	(5,487)	(5,184)	—	—	—	—	—	(5,184)	29,970	24,786	—	—	—	—
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	145	3,592	(30,443)	(26,706)	2,012	(5,636)	11,178	—	7,554	(19,152)	154,786	135,634	102	(254)	649	497
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	564	(1,323)	(12,209)	(12,968)	13,375	(10,269)	487	—	3,593	(9,375)	63,735	54,360	509	(445)	18	82
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	118	(971)	(51,863)	(52,716)	42,901	(111)	23,001	—	65,791	13,075	237,339	250,414	1,673	(5)	1,075	2,743
Vanguard Developed Markets Index Fund ETF (Varoom)	351	183	(1,308)	(774)	215	—	1,692	—	1,907	1,133	35,039	36,172	8	—	60	68
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 1)	3,812	39,406	(65,301)	(22,083)	11,734	(65,483)	20,348	—	(33,401)	(55,484)	1,199,216	1,143,732	415	(2,260)	975	(870)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 2)	$334	$4,483	$(8,383)	$(3,566)	$494	$(12)	$13,833	$—	$14,315	$10,749	$144,206	$154,955	18	—	550	568
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 3)	1,308	7,512	(17,288)	(8,468)	61,594	(96,427)	27,631	—	(7,202)	(15,670)	200,815	185,145	1,864	(3,085)	859	(362)
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 4)	11,921	38,012	(270,683)	(220,750)	1,448,487	(109,723)	430,248	—	1,769,012	1,548,262	4,928,995	6,477,257	45,354	(3,490)	14,597	56,461
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 5)	(42)	5,348	(17,869)	(12,563)	63,371	(4,047)	42,509	—	101,833	89,270	241,302	330,572	1,981	(136)	1,412	3,257
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	132	30	(237)	(75)	—	—	—	—	—	(75)	8,944	8,869	—	—	—	—
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	128	193	(637)	(316)	—	—	(150)	—	(150)	(466)	19,445	18,979	—	—	(5)	(5)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	1,194	505	(2,685)	(986)	—	(20,130)	19,825	—	(305)	(1,291)	83,968	82,677	—	(718)	702	(16)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	410	1,354	(3,198)	(1,434)	15,660	(337)	(12,296)	—	3,027	1,593	78,741	80,334	577	(12)	(451)	114
Vanguard Large-Cap Index ETF (Varoom)	123	463	(1,078)	(492)	—	—	—	—	—	(492)	66,620	66,128	—	—	—	—
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(1,840)	10,425	(12,257)	(3,672)	650	(1,440)	10,172	—	9,382	5,710	304,038	309,748	16	(36)	284	264
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	(191)	17,096	(18,938)	(2,033)	11,979	(97,038)	39,836	—	(45,223)	(47,256)	216,435	169,179	289	(2,363)	974	(1,100)
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	(5,595)	24,768	(31,656)	(12,483)	80,616	(4,491)	(43,296)	—	32,829	20,346	655,625	675,971	1,978	(113)	(1,065)	800
Vanguard Mega Cap Index ETF (Varoom)	171	120	(405)	(114)	—	—	—	—	—	(114)	33,306	33,192	—	—	—	—
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(67)	1,226	(1,199)	(40)	325	(927)	8,706	—	8,104	8,064	14,437	22,501	8	(23)	222	207
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	(101)	6,853	(7,101)	(349)	—	(85,582)	28,398	—	(57,184)	(57,533)	85,658	28,125	—	(2,076)	694	(1,382)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	(571)	10,332	(11,603)	(1,842)	25,761	(1,447)	(23,937)	—	377	(1,465)	88,782	87,317	635	(37)	(605)	(7)
Vanguard REIT Index ETF (Varoom)	994	4,549	(5,290)	253	344	(12,808)	—	—	(12,464)	(12,211)	59,915	47,704	8	(321)	—	(313)
Vanguard REIT Index ETF (Varoom GLWB 2)	1,410	11,331	(13,550)	(809)	325	(571)	(6,353)	—	(6,599)	(7,408)	119,983	112,575	8	(15)	(179)	(186)
Vanguard REIT Index ETF (Varoom GLWB 3)	2,240	873	(2,539)	574	—	(28,083)	27,084	—	(999)	(425)	114,626	114,201	—	(712)	687	(25)
Vanguard REIT Index ETF (Varoom GLWB 5)	3,202	17,637	(21,746)	(907)	68,306	(7,437)	(27,271)	—	33,598	32,691	227,518	260,209	1,762	(190)	(686)	886
Vanguard Total Bond Market Index ETF (Varoom)	1,407	535	(4,620)	(2,678)	1,851	—	11,836	—	13,687	11,009	206,552	217,561	68	—	435	503
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	3,433	102,763	(256,989)	(150,793)	82,137	(448,845)	43,458	—	(323,250)	(474,043)	8,568,335	8,094,292	3,123	(17,055)	1,611	(12,321)
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	(1,211)	8,423	(22,153)	(14,941)	7,686	(7,616)	(20,382)	—	(20,312)	(35,253)	781,859	746,606	295	(290)	(768)	(763)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	3,592	14,991	(30,026)	(11,443)	270,878	(294,305)	183,633	—	160,206	148,763	616,052	764,815	10,570	(11,466)	7,120	6,224
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	(45,409)	114,562	(961,632)	(892,479)	10,139,908	(778,401)	2,264,354	—	11,625,861	10,733,382	35,222,675	45,956,057	406,293	(31,299)	90,728	465,722
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	(8,155)	10,984	(60,915)	(58,086)	549,919	(51,023)	108,027	—	606,923	548,837	2,076,178	2,625,015	22,131	(2,055)	4,336	24,412
Vanguard VI Money Market (Varoom GLWB 2)	(120)	—	2	(118)	—	—	125	—	125	7	4,758	4,765	—	—	14	14
Vanguard VI Money Market (Varoom GLWB 3)	(2,296)	—	46	(2,250)	12,599	—	3,364	—	15,963	13,713	117,908	131,621	1,337	—	366	1,703
Vanguard VI Money Market (Varoom GLWB 5)	(3,988)	—	247	(3,741)	50,000	(3,090)	5,943	—	52,853	49,112	120,340	169,452	5,519	(341)	675	5,853
Vanguard Short Term Bond ETF (Varoom GLWB 2)	(39)	7	(117)	(149)	—	—	12,002	—	12,002	11,853	—	11,853	—	—	503	503
Vanguard Short Term Bond ETF (Varoom GLWB 3)	(333)	344	(603)	(592)	15,119	(10,992)	7,081	—	11,208	10,616	42,308	52,924	619	(452)	290	457
Vanguard Short Term Bond ETF (Varoom GLWB 5)	(4,158)	924	(2,626)	(5,860)	216,491	(5,904)	20,711	—	231,298	225,438	236,909	462,347	9,201	(249)	871	9,823

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$(12,290)	$68,152	$(7,144)	$48,718	$25,000	$(310,082)	$(9,470)	$(1,801)	$(296,353)	$(247,635)	$886,902	$639,267	1,903	(22,863)	(686)	(21,646)
Touchstone Aggressive ETF (AnnuiChoice ®)	(7,316)	72,244	(20,831)	44,097	44,422	(163,775)	(51,251)	(532)	(171,136)	(127,039)	842,175	715,136	2,766	(10,319)	(3,198)	(10,751)
Touchstone Aggressive ETF (AnnuiChoice II)	(7,825)	51,736	(2,935)	40,976	34,325	(67,563)	(5,865)	(4,723)	(43,826)	(2,850)	702,196	699,346	1,706	(3,747)	(289)	(2,330)
Touchstone Aggressive ETF (GrandMaster flex3)	(24,977)	78,173	41,394	94,590	4,467	(136,019)	63,991	(811)	(68,372)	26,218	1,556,136	1,582,354	284	(8,702)	4,371	(4,047)
Touchstone Aggressive ETF (Grandmaster)	(1,422)	3,059	4,519	6,156	—	(1,667)	—	(6)	(1,673)	4,483	102,716	107,199	—	(106)	—	(106)
Touchstone Aggressive ETF (IQ Advisor Enhanced)	(20)	(399)	(612)	(1,031)	—	—	(24,309)	1	(24,308)	(25,339)	25,339	—	—	—	(1,493)	(1,493)
Touchstone Aggressive ETF (IQ Advisor Standard)	(1,506)	5,995	12,138	16,627	—	—	51	—	51	16,678	242,821	259,499	—	—	3	3
Touchstone Aggressive ETF (IQ Annuity)	(97,115)	243,817	237,458	384,160	2,767	(663,429)	(32,742)	(701)	(694,105)	(309,945)	6,825,915	6,515,970	171	(42,546)	(2,072)	(44,447)
Touchstone Aggressive ETF (Pinnacle)	(6,349)	24,086	10,192	27,929	—	(43,042)	2,069	(217)	(41,190)	(13,261)	457,277	444,016	—	(2,649)	133	(2,516)
Touchstone Aggressive ETF (Pinnacle IV)	(9,889)	67,741	(19,607)	38,245	364	(231,043)	(21,906)	(459)	(253,044)	(214,799)	764,466	549,667	24	(14,803)	(1,394)	(16,173)
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	—	—	(32)	(32)	—	—	2,699	(1)	2,698	2,666	—	2,666	—	—	180	180
Touchstone Aggressive ETF (Pinnacle Plus)	(4,797)	52,796	(36,214)	11,785	—	(8,795)	(179,932)	(561)	(189,288)	(177,503)	410,507	233,004	—	(607)	(12,168)	(12,775)
Touchstone Aggressive ETF (Pinnacle V)	(34,229)	208,608	(41,265)	133,114	206,565	(66,579)	(282,462)	(14,520)	(156,996)	(23,882)	2,323,875	2,299,993	10,833	(4,223)	(14,727)	(8,117)
Touchstone Baron Small Cap Growth (Pinnacle)	(23,316)	261,405	(193,950)	44,139	60	(287,157)	141,574	(482)	(146,005)	(101,866)	1,778,421	1,676,555	1	(5,111)	2,601	(2,509)
Touchstone Baron Small Cap Growth (Pinnacle IV)	(13,709)	178,357	(160,479)	4,169	3,214	(842,600)	94,510	(446)	(745,322)	(741,153)	1,577,846	836,693	106	(27,570)	3,048	(24,416)
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	(2,049)	12,264	(6,039)	4,176	—	(46,516)	—	(39)	(46,555)	(42,379)	213,437	171,058	—	—	(825)	(825)
Touchstone Baron Small Cap Growth (Pinnacle V)	(33,972)	120,943	(1,784)	85,187	584,047	(120,146)	521,816	(9,264)	976,453	1,061,640	1,720,041	2,781,681	34,936	(7,691)	31,489	58,734
Touchstone Baron Small Cap Growth (AdvantEdge)	(8,904)	58,955	(41,944)	8,107	5,200	(103,867)	(44,255)	(3,280)	(146,202)	(138,095)	649,209	511,114	284	(5,792)	(2,420)	(7,928)
Touchstone Baron Small Cap Growth (AnnuiChoice II)	(6,976)	43,171	(17,810)	18,385	65,178	(44,801)	15,814	(820)	35,371	53,756	594,910	648,666	3,246	(2,214)	754	1,786
Touchstone Baron Small Cap Growth (AnnuiChoice)	(5,498)	58,492	(35,829)	17,165	683	(55,284)	40,491	(803)	(14,913)	2,252	587,841	590,093	21	(1,711)	1,272	(418)
Touchstone Baron Small Cap Growth (GrandMaster flex3)	(8,086)	72,176	(48,238)	15,852	—	(118,677)	178,533	(367)	59,489	75,341	554,952	630,293	—	(4,254)	6,373	2,119
Touchstone Baron Small Cap Growth (Grandmaster)	(5,036)	50,106	(34,531)	10,539	50	(35,472)	(18,856)	(39)	(54,317)	(43,778)	429,995	386,217	2	(1,363)	(648)	(2,009)
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced)	(5)	1,380	(1,841)	(466)	—	—	(6,208)	—	(6,208)	(6,674)	6,674	—	—	—	(230)	(230)
Touchstone Baron Small Cap Growth (IQ Advisor Standard)	(1,636)	10,685	421	9,470	—	(10,556)	64,177	—	53,621	63,091	219,652	282,743	—	(364)	2,194	1,830
Touchstone Baron Small Cap Growth (IQ Annuity)	(66,221)	241,312	(124,250)	50,841	39,262	(362,858)	100,031	(1,807)	(225,372)	(174,531)	3,468,301	3,293,770	1,289	(11,811)	2,584	(7,938)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	(599)	2,229	458	2,088	—	(7,824)	31,244	(75)	23,345	25,433	39,131	64,564	—	(419)	1,668	1,249
Touchstone Baron Small Cap Growth (Pinnacle Plus)	(5,182)	38,536	(27,156)	6,198	120	(49,048)	65,280	(449)	15,903	22,101	291,166	313,267	4	(1,658)	2,171	517
Touchstone Conservative ETF (AdvantEdge)	(1,338)	24,198	(10,878)	11,982	—	(86,311)	55,660	(2,472)	(33,123)	(21,141)	423,258	402,117	—	(7,261)	4,414	(2,847)
Touchstone Conservative ETF (AnnuiChoice II)	90	58,156	(3,838)	54,408	16,323	(67,081)	(6,832)	(7,838)	(65,428)	(11,020)	1,378,630	1,367,610	1,176	(5,227)	(492)	(4,543)
Touchstone Conservative ETF (AnnuiChoice)	1,496	43,780	(14,329)	30,947	5,985	(58,233)	(17,368)	(140)	(69,756)	(38,809)	768,938	730,129	409	(3,986)	(1,126)	(4,703)
Touchstone Conservative ETF (GrandMaster flex3)	(2,119)	22,206	(3,031)	17,056	—	(75,578)	(1,307)	(341)	(77,226)	(60,170)	531,377	471,207	—	(5,470)	(94)	(5,564)
Touchstone Conservative ETF (Grandmaster)	(494)	6,003	(431)	5,078	—	(8,693)	(53,335)	(17)	(62,045)	(56,967)	152,025	95,058	—	(677)	(3,638)	(4,315)
Touchstone Conservative ETF (IQ Advisor Standard)	994	5,855	671	7,520	—	—	—	—	—	7,520	163,671	171,191	—	—	—	—
Touchstone Conservative ETF (IQ Annuity)	(3,454)	52,063	(17,942)	30,667	2,767	(196,684)	20,524	(736)	(174,129)	(143,462)	897,258	753,796	192	(13,932)	1,467	(12,273)
Touchstone Conservative ETF (Pinnacle)	(556)	20,000	(11,783)	7,661	598	(61,066)	25,166	(35)	(35,337)	(27,676)	192,560	164,884	42	(4,249)	1,800	(2,407)
Touchstone Conservative ETF (Pinnacle IV)	(2,147)	25,779	1,371	25,003	364	(107,259)	2,714	(323)	(104,504)	(79,501)	753,302	673,801	26	(7,665)	180	(7,459)
Touchstone Conservative ETF (Pinnacle II Reduced M&E)	149	5,901	807	6,857	—	—	—	—	—	6,857	168,524	175,381	—	—	—	—
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	(47)	288	(3)	238	—	(13,774)	943	(15)	(12,846)	(12,608)	14,541	1,933	—	(1,163)	78	(1,085)
Touchstone Conservative ETF (Pinnacle Plus)	(2,575)	27,848	(12,999)	12,274	—	(110,670)	12,439	(83)	(98,314)	(86,040)	396,129	310,089	—	(8,009)	919	(7,090)
Touchstone Conservative ETF Fund (Pinnacle V)	(26,055)	259,990	(9,063)	224,872	459,589	(178,436)	(349,324)	(39,349)	(107,520)	117,352	6,209,566	6,326,918	32,600	(15,467)	(24,552)	(7,419)
Touchstone Active Bond (AdvantEdge)	2,120	(2,070)	3,702	3,752	—	(23,464)	32,829	(858)	8,507	12,259	188,286	200,545	—	(1,967)	2,626	659
Touchstone Active Bond (AnnuiChoice II)	3,140	331	2,118	5,589	—	(10,480)	17,766	(1,888)	5,398	10,987	210,712	221,699	—	(914)	1,317	403
Touchstone Active Bond (AnnuiChoice)	10,591	(10,451)	23,744	23,884	—	(133,032)	(9,941)	(1,203)	(144,176)	(120,292)	842,654	722,362	—	(8,271)	(561)	(8,832)
Touchstone Active Bond (GrandMaster flex3)	2,314	(2,716)	6,704	6,302	—	(36,758)	7,400	(417)	(29,775)	(23,473)	288,774	265,301	—	(2,582)	505	(2,077)
Touchstone Active Bond (Grandmaster)	15,367	(17,531)	39,351	37,187	—	(236,455)	41,586	(538)	(195,407)	(158,220)	1,541,893	1,383,673	—	(17,169)	3,080	(14,089)
Touchstone Active Bond (IQ Advisor Standard)	3,142	34	1,969	5,145	—	(3,907)	(9,834)	—	(13,741)	(8,596)	169,525	160,929	—	(266)	(682)	(948)
Touchstone Active Bond (IQ Annuity)	3,771	12,264	(8,092)	7,943	19,500	(129,458)	17,592	(236)	(92,602)	(84,659)	427,058	342,399	1,287	(9,463)	1,910	(6,266)
Touchstone Active Bond (Pinnacle)	6,961	500	6,853	14,314	—	(23,681)	784	(34)	(22,931)	(8,617)	595,055	586,438	—	(1,616)	53	(1,563)
Touchstone Active Bond (Pinnacle IV)	27,897	(33,045)	75,742	70,594	48	(413,620)	(25,718)	(639)	(439,929)	(369,335)	3,064,776	2,695,441	3	(28,540)	(1,764)	(30,301)
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	1,627	90	(483)	1,234	4,094	(45,457)	112,085	(270)	70,452	71,686	27,743	99,429	380	(4,224)	10,356	6,512
Touchstone Active Bond (Pinnacle Plus)	566	(15,555)	23,523	8,534	—	(101,217)	(105,071)	(386)	(206,674)	(198,140)	425,896	227,756	—	(8,096)	(7,535)	(15,631)
Touchstone Active Bond (PinnacleV)	53,375	(17,893)	65,938	101,420	439,219	(218,202)	92,091	(20,770)	292,338	393,758	4,645,084	5,038,842	34,201	(18,685)	7,199	22,715
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	(4,150)	8,566	8,484	12,900	—	(3,711)	—	(180)	(3,891)	9,009	231,661	240,670	—	(206)	—	(206)
Touchstone GMAB Aggressive ETF (Pinnacle IV)	(14,674)	36,243	15,300	36,869	1,000	(32,651)	—	(526)	(32,177)	4,692	711,551	716,243	57	(1,785)	—	(1,728)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone GMAB Aggressive ETF (Pinnacle V)	$(15,842)	$74,208	$(24,498)	$33,868	$—	$(41,422)	$(77,564)	$(428)	$(119,414)	$(85,546)	$739,944	$654,398	—	(2,234)	(4,302)	(6,536)
Touchstone GMAB Conservative ETF (AnnuiChoice II)	(1,448)	12,445	(2,861)	8,136	—	(15,704)	—	(354)	(16,058)	(7,922)	252,067	244,145	—	(1,166)	—	(1,166)
Touchstone GMAB Conservative ETF (Pinnacle IV)	(5,343)	24,331	(823)	18,165	—	(6,775)	—	(116)	(6,891)	11,274	594,540	605,814	—	(503)	—	(503)
Touchstone GMAB Conservative ETF (Pinnacle V)	(6,104)	27,225	(3,608)	17,513	—	(20,301)	—	(162)	(20,463)	(2,950)	589,620	586,670	—	(1,481)	—	(1,481)
Touchstone GMAB Moderate ETF (AnnuiChoice II)	(29)	215	1,332	1,518	—	—	—	(30)	(30)	1,488	29,854	31,342	—	(2)	—	(2)
Touchstone GMAB Moderate ETF (AnnuiChoice)	(238)	14,135	(13,253)	644	—	(40,172)	—	—	(40,172)	(39,528)	39,528	—	—	(2,428)	—	(2,428)
Touchstone GMAB Moderate ETF (Pinnacle IV)	(4,936)	69,667	(19,851)	44,880	—	(166,571)	—	(148)	(166,719)	(121,839)	1,054,690	932,851	—	(10,308)	—	(10,308)
Touchstone GMAB Moderate ETF(Pinnacle V)	(6,140)	115,742	(70,436)	39,166	—	(283,023)	—	(291)	(283,314)	(244,148)	910,298	666,150	—	(17,263)	—	(17,263)
Touchstone High Yield (AdvantEdge)	91,764	(94,835)	11,629	8,558	—	(238,497)	32,873	(486)	(206,110)	(197,552)	1,344,763	1,147,211	—	(15,769)	3,140	(12,629)
Touchstone High Yield (AnnuiChoice II)	8,953	(3,147)	(8,062)	(2,256)	80	(1,507)	(35,896)	(281)	(37,604)	(39,860)	163,583	123,723	5	(113)	(2,416)	(2,524)
Touchstone High Yield (AnnuiChoice)	19,283	(1,000)	(18,291)	(8)	—	(37,100)	5,191	(568)	(32,477)	(32,485)	274,484	241,999	—	(1,634)	222	(1,412)
Touchstone High Yield (GrandMaster flex3)	18,826	(2,025)	(18,934)	(2,133)	—	(16,031)	2,380	(242)	(13,893)	(16,026)	269,213	253,187	—	(791)	115	(676)
Touchstone High Yield (Grandmaster)	16,663	(23,163)	7,684	1,184	—	(89,525)	4,256	(43)	(85,312)	(84,128)	286,025	201,897	—	(5,166)	279	(4,887)
Touchstone High Yield (IQ Advisor Standard)	18,486	139	(20,240)	(1,615)	—	(4,977)	224,619	—	219,642	218,027	—	218,027	—	(267)	12,300	12,033
Touchstone High Yield (IQ Annuity)	39,812	(13,224)	(28,522)	(1,934)	2,711	(46,765)	18,511	(242)	(25,785)	(27,719)	541,005	513,286	126	(2,192)	948	(1,118)
Touchstone High Yield (Pinnacle)	35,719	(14,309)	(21,368)	42	—	(151,457)	27,436	(191)	(124,212)	(124,170)	598,564	474,394	—	(7,221)	1,311	(5,910)
Touchstone High Yield (Pinnacle IV)	55,533	(58,929)	3,197	(199)	288	(238,112)	8,469	(540)	(229,895)	(230,094)	977,251	747,157	14	(11,522)	415	(11,093)
Touchstone High Yield (Pinnacle II Reduced M&E)	448	(4)	(472)	(28)	—	—	—	(7)	(7)	(35)	5,676	5,641	—	—	—	—
Touchstone High Yield (Pinnacle Plus Reduced M&E)	2,576	(1,992)	(399)	185	—	(17,252)	22,529	(66)	5,211	5,396	26,317	31,713	—	(1,379)	1,835	456
Touchstone High Yield (Pinnacle Plus)	13,521	(4,363)	(9,923)	(765)	—	(41,095)	(18,065)	(657)	(59,817)	(60,582)	254,421	193,839	—	(2,325)	(1,019)	(3,344)
Touchstone High Yield (PinnacleV)	106,782	(10,617)	(110,190)	(14,025)	74,680	(59,017)	104,326	(1,065)	118,924	104,899	1,315,188	1,420,087	5,239	(4,244)	7,521	8,516
Touchstone Large Cap Core Equity (AdvantEdge)	(3,862)	23,013	59,351	78,502	3,900	(22,008)	(33,492)	(2,789)	(54,389)	24,113	634,826	658,939	280	(1,745)	(2,380)	(3,845)
Touchstone Large Cap Core Equity (AnnuiChoice II)	(1,055)	73,972	(114)	72,803	72,918	(151,886)	(18,325)	(1,076)	(98,369)	(25,566)	582,334	556,768	4,885	(9,951)	(1,257)	(6,323)
Touchstone Large Cap Core Equity (AnnuiChoice)	(101)	42,124	30,617	72,640	100	(62,099)	(18,084)	(938)	(81,021)	(8,381)	583,807	575,426	6	(3,862)	(1,095)	(4,951)
Touchstone Large Cap Core Equity (GrandMaster flex3)	(771)	44,530	(29,407)	14,352	—	(113,170)	92,673	(396)	(20,893)	(6,541)	126,917	120,376	—	(6,996)	5,710	(1,286)
Touchstone Large Cap Core Equity (Grandmaster)	(22)	16,183	(842)	15,319	50	(11,405)	93,239	(16)	81,868	97,187	71,164	168,351	3	(662)	5,321	4,662
Touchstone Large Cap Core Equity (IQ Advisor Standard)	9	1,559	(341)	1,227	—	(5,349)	—	—	(5,349)	(4,122)	10,609	6,487	—	(285)	—	(285)
Touchstone Large Cap Core Equity (IQ Annuity)	(1,876)	28,676	19,129	45,929	3,225	(74,442)	(4,553)	(434)	(76,204)	(30,275)	395,087	364,812	208	(4,749)	(256)	(4,797)
Touchstone Large Cap Core Equity (Pinnacle)	(27,473)	275,014	605,710	853,251	102,643	(992,085)	(158,120)	(3,232)	(1,050,794)	(197,543)	7,172,253	6,974,710	5,672	(55,722)	(8,974)	(59,024)
Touchstone Large Cap Core Equity (Pinnacle IV)	(7,779)	279,999	137,749	409,969	1,235	(1,049,379)	1,210,281	(829)	161,308	571,277	3,586,441	4,157,718	70	(59,892)	64,767	4,945
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	(481)	11,638	46,670	57,827	—	(35,132)	—	(58)	(35,190)	22,637	438,741	461,378	—	(1,890)	—	(1,890)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	184	367	25,407	25,958	720	(1,319)	234,549	(1,106)	232,844	258,802	—	258,802	43	(143)	14,902	14,802
Touchstone Large Cap Core Equity (Pinnacle Plus)	(1,060)	74,239	(49,791)	23,388	120	(13,978)	(119,350)	(157)	(133,365)	(109,977)	357,964	247,987	7	(810)	(7,103)	(7,906)
Touchstone Large Cap Core Equity (PinnacleV)	14,353	282,625	816,553	1,113,531	726,356	(780,099)	2,428,370	(11,027)	2,363,600	3,477,131	7,334,158	10,811,289	58,059	(59,994)	189,940	188,005
Touchstone Mid Cap Growth (AdvantEdge)	(878)	8,369	(4,046)	3,445	—	(23,664)	(31,922)	(21)	(55,607)	(52,162)	84,338	32,176	—	(1,616)	(2,236)	(3,852)
Touchstone Mid Cap Growth (AnnuiChoice II)	(17,512)	206,405	(17,587)	171,306	1,625	(39,523)	(38,341)	(782)	(77,021)	94,285	1,474,815	1,569,100	94	(2,314)	(2,052)	(4,272)
Touchstone Mid Cap Growth (AnnuiChoice)	(15,244)	453,774	(245,046)	193,484	4,524	(285,900)	54,936	(2,656)	(229,096)	(35,612)	1,698,401	1,662,789	179	(11,016)	2,226	(8,611)
Touchstone Mid Cap Growth (GrandMaster flex3)	(3,243)	71,138	(33,645)	34,250	3,439	(10,897)	177,689	(154)	170,077	204,327	214,293	418,620	140	(442)	7,101	6,799
Touchstone Mid Cap Growth (Grandmaster)	(2,331)	46,530	(29,212)	14,987	—	(9,455)	(34,545)	(89)	(44,089)	(29,102)	168,042	138,940	—	(434)	(1,609)	(2,043)
Touchstone Mid Cap Growth (IQ Advisor Standard)	(39)	881	(60)	782	—	—	—	—	—	782	6,292	7,074	—	—	—	—
Touchstone Mid Cap Growth (IQ Annuity)	(49,180)	342,825	(235,817)	57,828	1,925	(135,443)	44,093	(702)	(90,127)	(32,299)	977,703	945,404	77	(5,459)	60	(5,322)
Touchstone Mid Cap Growth (Pinnacle)	(8,486)	166,371	(87,602)	70,283	162	(61,099)	57,635	(352)	(3,654)	66,629	628,269	694,898	7	(2,441)	2,211	(223)
Touchstone Mid Cap Growth (Pinnacle IV)	(21,337)	533,130	(354,868)	156,925	91,837	(737,596)	(12,167)	(825)	(658,751)	(501,826)	2,029,309	1,527,483	3,673	(30,409)	(557)	(27,293)
Touchstone Mid Cap Growth (Pinnacle II Reduced M&E)	(89)	1,074	(72)	913	—	—	—	(7)	(7)	906	7,700	8,606	—	—	—	—
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	(2,325)	30,400	(5,686)	22,389	—	(23,233)	186,709	(1,161)	162,315	184,704	36,737	221,441	—	(1,564)	12,319	10,755
Touchstone Mid Cap Growth (Pinnacle Plus)	(3,194)	108,847	(85,228)	20,425	—	(32,462)	(112,796)	(188)	(145,446)	(125,021)	350,450	225,429	—	(1,259)	(4,763)	(6,022)
Touchstone Mid Cap Growth (PinnacleV)	(43,524)	506,613	(163,422)	299,667	328,314	(166,906)	39,442	(14,252)	186,598	486,265	2,477,549	2,963,814	23,163	(12,593)	3,032	13,602
Touchstone Moderate ETF (AdvantEdge)	(3,573)	106,445	(52,693)	50,179	—	(206,367)	(145,256)	(8,170)	(359,793)	(309,614)	1,106,078	796,464	—	(16,354)	(10,818)	(27,172)
Touchstone Moderate ETF (AnnuiChoice II)	9,606	99,274	20,374	129,254	799	(210,547)	(3,937)	(16,316)	(230,001)	(100,747)	2,331,847	2,231,100	60	(16,959)	(217)	(17,116)
Touchstone Moderate ETF (AnnuiChoice)	10,970	220,838	(90,781)	141,027	—	(538,041)	24,167	(1,523)	(515,397)	(374,370)	2,507,714	2,133,344	—	(33,476)	1,493	(31,983)
Touchstone Moderate ETF (GrandMaster flex3)	515	89,795	2,745	93,055	—	(196,834)	(1,407)	(774)	(199,015)	(105,960)	1,824,496	1,718,536	—	(13,042)	(95)	(13,137)
Touchstone Moderate ETF (Grandmaster)	68	28,572	(20,429)	8,211	—	(89,821)	1,931	(69)	(87,959)	(79,748)	235,945	156,197	—	(6,046)	156	(5,890)
Touchstone Moderate ETF (IQ Advisor Enhanced)	315	2,916	(1,385)	1,846	—	—	(11,912)	—	(11,912)	(10,066)	48,254	38,188	—	—	(748)	(748)
Touchstone Moderate ETF (IQ Advisor Standard)	969	162	4,376	5,507	—	—	—	—	—	5,507	87,178	92,685	—	—	—	—
Touchstone Moderate ETF (IQ Annuity)	(2,296)	120,262	(15,190)	102,776	9,376	(571,671)	55,295	(1,177)	(508,177)	(405,401)	1,986,462	1,581,061	624	(37,121)	3,597	(32,900)
Touchstone Moderate ETF (Pinnacle)	671	62,176	(41,653)	21,194	—	(92,281)	(54,123)	(247)	(146,651)	(125,457)	498,836	373,379	—	(6,061)	(3,652)	(9,713)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle IV)	$(5,346)	$785,342	$(682,140)	$97,856	$6,054	$(362,550)	$(1,750,776)	$(933)	$(2,108,205)	$(2,010,349)	$3,491,808	$1,481,459	406	(23,890)	(117,597)	(141,081)
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	65	67	55	187	—	(12,152)	21,248	(8)	9,088	9,275	—	9,275	—	(247)	926	679
Touchstone Moderate ETF (Pinnacle Plus)	(1,487)	54,235	(38,294)	14,454	—	(117,679)	(19,567)	(320)	(137,566)	(123,112)	395,456	272,344	3	(8,054)	(1,370)	(9,421)
Touchstone Moderate ETF (Pinnacle V)	(1,847)	233,551	(29,365)	202,339	65,218	(277,482)	(501,440)	(23,158)	(736,862)	(534,523)	4,017,128	3,482,605	5,122	(22,930)	(38,289)	(56,097)
Touchstone Money Market (AdvantEdge)	(17,311)	—	—	(17,311)	120	(314,984)	453,306	(101)	138,341	121,030	817,125	938,155	13	(33,589)	48,011	14,435
Touchstone Money Market (AnnuiChoice II)	(7,680)	—	—	(7,680)	23,745	(90,414)	(1,172,509)	(547)	(1,239,725)	(1,247,405)	1,815,607	568,202	2,502	(9,598)	(123,128)	(130,224)
Touchstone Money Market (AnnuiChoice)	(11,091)	—	—	(11,091)	6,721	(337,696)	77,413	(2,034)	(255,596)	(266,687)	1,059,514	792,827	609	(30,927)	6,880	(23,438)
Touchstone Money Market (GrandMaster flex3)	(27,767)	—	—	(27,767)	39,759	(471,430)	712,381	(860)	279,850	252,083	1,339,465	1,591,548	3,915	(47,564)	70,776	27,127
Touchstone Money Market (Grandmaster)	(40,494)	—	(21)	(40,515)	6,430	(890,044)	184,025	(1,169)	(700,758)	(741,273)	3,344,538	2,603,265	621	(91,849)	23,716	(67,512)
Touchstone Money Market (IQ Annuity)	(5,187)	—	—	(5,187)	—	(21,043)	4,478	(155)	(16,720)	(21,907)	217,019	195,112	—	(2,058)	226	(1,832)
Touchstone Money Market (IQ3)	(29,351)	—	—	(29,351)	96,170	(281,927)	(307,502)	(1,966)	(495,225)	(524,576)	2,045,081	1,520,505	9,286	(27,434)	(30,154)	(48,302)
Touchstone Money Market (Pinnacle)	(32,242)	—	—	(32,242)	2,193	(1,041,614)	448,869	(1,632)	(592,184)	(624,426)	2,308,184	1,683,758	211	(100,540)	42,788	(57,541)
Touchstone Money Market (Pinnacle IV)	(76,862)	—	—	(76,862)	91,043	(1,466,257)	(53,284)	(1,044)	(1,429,542)	(1,506,404)	5,933,473	4,427,069	8,880	(143,401)	(5,022)	(139,543)
Touchstone Money Market (Pinnacle II Reduced M&E)	(339)	—	—	(339)	—	—	—	(99)	(99)	(438)	31,195	30,757	—	—	(9)	(9)
Touchstone Money Market (Pinnacle Plus Reduced M&E)	(1)	—	—	(1)	—	(510)	—	—	(510)	(511)	511	—	—	(53)	—	(53)
Touchstone Money Market (Pinnacle Plus)	(12,454)	—	—	(12,454)	1,200	(250,589)	(164,981)	(261)	(414,631)	(427,085)	866,705	439,620	130	(27,213)	(18,063)	(45,146)
Touchstone Money Market (Pinnacle V)	(161,659)	—	—	(161,659)	2,648,518	(1,279,748)	(1,427,049)	(278)	(58,557)	(220,216)	10,380,573	10,160,357	284,606	(138,672)	(152,503)	(6,569)
Touchstone Third Avenue Value (AdvantEdge)	3,355	13,353	(27,371)	(10,663)	—	(49,722)	(17,411)	(239)	(67,372)	(78,035)	166,961	88,926	—	(4,337)	(1,907)	(6,244)
Touchstone Third Avenue Value (AnnuiChoice II)	27,667	107,147	(153,613)	(18,799)	475	(226,072)	(12,698)	(899)	(239,194)	(257,993)	874,174	616,181	39	(18,019)	(991)	(18,971)
Touchstone Third Avenue Value (AnnuiChoice)	67,230	195,695	(311,548)	(48,623)	23,224	(224,517)	(158,478)	(2,608)	(362,379)	(411,002)	1,830,762	1,419,760	981	(9,737)	(6,580)	(15,336)
Touchstone Third Avenue Value (GrandMaster flex3)	20,440	33,129	(77,452)	(23,883)	10,223	(72,146)	(4,695)	(396)	(67,014)	(90,897)	580,896	489,999	546	(3,903)	(301)	(3,658)
Touchstone Third Avenue Value (Grandmaster)	27,442	55,362	(108,924)	(26,120)	—	(124,907)	3,026	(183)	(122,064)	(148,184)	776,535	628,351	—	(6,977)	182	(6,795)
Touchstone Third Avenue Value (IQ Advisor Enhanced)	(1)	308	(406)	(99)	—	—	(1,382)	—	(1,382)	(1,481)	1,481	—	—	—	(81)	(81)
Touchstone Third Avenue Value (IQ Advisor Standard)	2,112	89,684	(97,712)	(5,916)	—	(2,722)	(303,882)	—	(306,604)	(312,520)	354,374	41,854	—	(143)	(16,568)	(16,711)
Touchstone Third Avenue Value (IQ Annuity)	72,376	154,659	(322,443)	(95,408)	60,207	(312,121)	(68,846)	(1,665)	(322,425)	(417,833)	2,360,219	1,942,386	3,069	(15,661)	(3,988)	(16,580)
Touchstone Third Avenue Value (Pinnacle)	178,235	353,476	(721,560)	(189,849)	1,731	(1,163,698)	42,913	(1,716)	(1,120,770)	(1,310,619)	5,335,821	4,025,202	29	(19,518)	736	(18,753)
Touchstone Third Avenue Value (Pinnacle IV)	92,140	206,774	(394,273)	(95,359)	49,294	(361,457)	(66,187)	(1,333)	(379,683)	(475,042)	2,642,724	2,167,682	2,598	(18,077)	(3,377)	(18,856)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	22,351	21,757	(63,124)	(19,016)	—	(96,824)	—	(65)	(96,889)	(115,905)	595,646	479,741	—	(1,582)	—	(1,582)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	17,408	901	(29,693)	(11,384)	2,100	(29,850)	362,888	(410)	334,728	323,344	32,717	356,061	152	(2,286)	27,272	25,138
Touchstone Third Avenue Value (Pinnacle Plus)	12,006	154,797	(199,663)	(32,860)	—	(169,043)	(349,803)	(685)	(519,531)	(552,391)	927,418	375,027	—	(8,224)	(17,223)	(25,447)
Touchstone Third Avenue Value (Pinnacle V)	23,494	33,271	(84,316)	(27,551)	95,884	(134,124)	31,156	(1,764)	(8,848)	(36,399)	603,218	566,819	9,511	(13,766)	3,232	(1,023)
Non-Affiliated Initial Class:								—
Fidelity VIP Balanced (Pinnacle)	552	215,323	(104,700)	111,175	—	(269,638)	(25,319)	(631)	(295,588)	(184,413)	1,463,337	1,278,924	—	(19,278)	(1,850)	(21,128)
Fidelity VIP Balanced (Pinnacle II Reduced M&E)	27	776	(250)	553	—	—	—	(5)	(5)	548	6,125	6,673	—	—	—	—
Fidelity VIP Overseas (Pinnacle)	(109)	(5,676)	(13,230)	(19,015)	—	(22,352)	—	(52)	(22,404)	(41,419)	215,775	174,356	—	(2,295)	—	(2,295)
Fidelity VIP Overseas (Pinnacle IV)	(216)	(799)	(8,373)	(9,388)	—	(30,553)	(8,196)	(99)	(38,848)	(48,236)	121,448	73,212	—	(3,155)	(839)	(3,994)
Fidelity VIP Equity-Income (Grandmaster)	139,507	115,306	441,771	696,584	55,961	(1,131,889)	(152,182)	(3,810)	(1,231,920)	(535,336)	10,320,857	9,785,521	797	(16,432)	(1,514)	(17,149)
Fidelity VIP Equity-Income (Pinnacle)	33,534	233	146,353	180,120	55,263	(550,511)	15,498	(1,005)	(480,755)	(300,635)	2,700,965	2,400,330	2,539	(26,310)	801	(22,970)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	879	1,593	1,011	3,483	—	(5,285)	—	—	(5,285)	(1,802)	52,322	50,520	—	(264)	—	(264)
Fidelity VIP Growth (Grandmaster)	(87,348)	431,193	337,129	680,974	—	(742,980)	(67,200)	(3,403)	(813,583)	(132,609)	7,397,328	7,264,719	—	(8,416)	(767)	(9,183)
Fidelity VIP High Income (Grandmaster)	38,955	5,198	(32,388)	11,765	14,689	(251,503)	(1,209,631)	(703)	(1,447,148)	(1,435,383)	2,573,607	1,138,224	563	(9,678)	(46,424)	(55,539)
Fidelity VIP II Asset Manager (Grandmaster)	(2,333)	515,971	(242,534)	271,104	68,037	(1,229,937)	(309,384)	(2,596)	(1,473,880)	(1,202,776)	6,157,776	4,955,000	1,392	(25,116)	(5,879)	(29,603)
Fidelity VIP II Contrafund (Grandmaster)	(49,734)	572,205	679,410	1,201,881	49,613	(1,324,673)	83,482	(4,720)	(1,196,298)	5,583	12,394,179	12,399,762	823	(21,893)	1,399	(19,671)
Fidelity VIP II Contrafund (Pinnacle)	(28,427)	579,291	93,637	644,501	25,285	(1,050,142)	(93,701)	(2,905)	(1,121,463)	(476,962)	6,918,544	6,441,582	827	(34,798)	(3,268)	(37,239)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	(105)	12,619	(8,293)	4,221	—	(43,972)	—	(7)	(43,979)	(39,758)	80,967	41,209	—	(1,494)	—	(1,494)
Fidelity VIP II Index 500 (Grandmaster)	5,843	476,469	70,486	552,798	—	(962,292)	(26,074)	(2,068)	(990,434)	(437,636)	5,005,190	4,567,554	—	(19,952)	(556)	(20,508)
Fidelity VIP II Index 500 (IQ Annuity)	(43)	51,869	(22,604)	29,222	—	(138,889)	—	(259)	(139,148)	(109,926)	389,658	279,732	—	(9,372)	—	(9,372)
Fidelity VIP II Index 500 (Pinnacle)	5,833	61,298	241,201	308,332	—	(320,669)	(51,379)	(1,449)	(373,497)	(65,165)	2,780,147	2,714,982	—	(23,430)	(3,924)	(27,354)
Fidelity VIP II Index 500 (Pinnacle IV)	105	5,841	14,745	20,691	—	(33,103)	—	(66)	(33,169)	(12,478)	187,870	175,392	—	(2,405)	—	(2,405)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	234	1,161	3,505	4,900	—	(3,990)	—	(6)	(3,996)	904	44,190	45,094	—	(308)	—	(308)
Fidelity VIP II Investment Grade Bond (Pinnacle)	13,088	4,473	55,650	73,211	—	(115,930)	—	(528)	(116,458)	(43,247)	1,701,690	1,658,443	—	(8,964)	—	(8,964)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	4,582	2,823	24,905	32,310	—	(111,856)	—	(245)	(112,101)	(79,791)	796,429	716,638	—	(8,718)	—	(8,718)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	448	(48)	1,618	2,018	—	(3,475)	—	—	(3,475)	(1,457)	44,269	42,812	—	(265)	—	(265)
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	4,111	374	11,609	16,094	—	(4,919)	(5,427)	(784)	(11,130)	4,964	344,048	349,012	—	(431)	(414)	(845)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)	545	67	1,767	2,379	—	(692)	—	(10)	(702)	1,677	51,665	53,342	—	(53)	—	(53)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	583	1,677	4,604	6,864	—	(31,957)	(30,082)	(499)	(62,538)	(55,674)	194,177	138,503	—	(2,536)	(2,382)	(4,918)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Intial Class (continued):
Fidelity VIP II Investment Grade Bond (Grandmaster)	$17,789	$7,127	$76,715	$101,631	$—	$(171,732)	$(18,041)	$(719)	$(190,492)	$(88,861)	$2,367,017	$2,278,156	—	(4,408)	(472)	(4,880)
Fidelity VIP II Investment Grade Bond (IQ Annuity)	(9)	12,935	16,446	29,372	—	(590,028)	(18,470)	(256)	(608,754)	(579,382)	949,581	370,199	—	(32,310)	(988)	(33,298)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	410	83	612	1,105	—	(2,361)	14,978	(24)	12,593	13,698	19,632	33,330	—	(216)	1,368	1,152
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	(242)	1,297	49	1,104	—	(14,670)	(14,978)	(53)	(29,701)	(28,597)	34,466	5,869	—	(1,155)	(1,179)	(2,334)
Fidelity VIP III Balanced (Grandmaster)	1,560	250,925	(106,283)	146,202	—	(171,062)	(36,685)	(758)	(208,505)	(62,303)	1,804,430	1,742,127	—	(7,592)	(1,578)	(9,170)
Fidelity VIP Overseas (AnnuiChoice)	449	(447)	(11,900)	(11,898)	—	(202)	—	(725)	(927)	(12,825)	132,723	119,898	—	(93)	—	(93)
Fidelity VIP Overseas (AnnuiChoice II)	(51)	(6,702)	3,069	(3,684)	—	(33,189)	—	(83)	(33,272)	(36,956)	63,786	26,830	—	(3,300)	—	(3,300)
Fidelity VIP Overseas (Grandmaster flex3)	(14)	602	(678)	(90)	—	(1,614)	—	(7)	(1,621)	(1,711)	2,504	793	—	(161)	—	(161)
Fidelity VIP Overseas (Grandmaster)	(3,120)	(70,720)	(148,649)	(222,489)	—	(434,938)	(83,604)	(1,158)	(519,700)	(742,189)	2,675,612	1,933,423	—	(12,481)	(2,335)	(14,816)
Fidelity VIP Overseas (IQ Annuity)	(26)	(3)	(2,389)	(2,418)	—	(103)	—	(19)	(122)	(2,540)	25,749	23,209	—	(13)	—	(13)
Fidelity VIP Overseas (Pinnacle Plus)	(433)	7,342	(11,922)	(5,013)	—	(22,391)	—	(151)	(22,542)	(27,555)	55,941	28,386	—	(2,448)	—	(2,448)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity)	4,219	(883)	20,121	23,457	17,068	(33,760)	(29,352)	(141)	(46,185)	(22,728)	360,767	338,039	981	(1,954)	(1,771)	(2,744)
Fidelity VIP Growth (IQ Annuity)	(4,630)	72,599	(38,461)	29,508	—	(109,052)	(35,734)	(210)	(144,996)	(115,488)	422,182	306,694	—	(8,006)	(2,424)	(10,430)
Fidelity VIP Growth (Pinnacle)	(6,648)	71,731	(16,082)	49,001	—	(155,979)	—	(310)	(156,289)	(107,288)	568,555	461,267	—	(10,798)	—	(10,798)
Fidelity VIP Growth (Pinnacle II Reduced M&E)	(18)	8	187	177	—	—	—	(6)	(6)	171	1,788	1,959	—	—	—	—
Fidelity VIP High Income (IQ Annuity)	2,600	(2,924)	(2,358)	(2,682)	—	(14,497)	(184,596)	(121)	(199,214)	(201,896)	324,789	122,893	—	(999)	(12,970)	(13,969)
Fidelity VIP II Asset Manager (IQ Annuity)	(9)	906	(314)	583	—	(218)	(509)	(23)	(750)	(167)	14,161	13,994	—	(15)	(33)	(48)
Fidelity VIP II Contrafund (IQ Annuity)	(5,753)	52,619	44,828	91,694	1,690	(84,500)	(40,553)	(340)	(123,703)	(32,009)	995,265	963,256	75	(3,848)	(1,819)	(5,592)
Fidelity VIP III Balanced (IQ Annuity)	(147)	19,283	(8,710)	10,426	—	(11,972)	—	(111)	(12,083)	(1,657)	135,714	134,057	—	(762)	—	(762)
Fidelity VIP III Mid Cap (Grandmaster)	(15,096)	48,908	23,120	56,932	—	(159,404)	—	(528)	(159,932)	(103,000)	1,333,069	1,230,069	—	(3,123)	(1)	(3,124)
Fidelity VIP III Mid Cap (IQ Annuity)	(10,880)	34,833	15,792	39,745	—	(114,073)	—	(232)	(114,305)	(74,560)	889,865	815,305	—	(2,101)	—	(2,101)
Fidelity VIP III Mid Cap (Pinnacle)	(42,153)	165,203	41,672	164,722	—	(563,183)	(79,081)	(1,228)	(643,492)	(478,770)	3,852,354	3,373,584	—	(11,040)	(1,531)	(12,571)
Fidelity VIP Overseas (IQ Annuity)	(67)	31	(3,290)	(3,326)	—	(2,458)	—	(3)	(2,461)	(5,787)	37,290	31,503	—	(158)	—	(158)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	(279)	15,235	(5,295)	9,661	5,242	(17,278)	12,562	(371)	155	9,816	248,881	258,697	326	(1,122)	786	(10)
Fidelity VIP Asset Manager (AdvantEdge)	(203)	13,591	(11,079)	2,309	—	(33,343)	710	(485)	(33,118)	(30,809)	93,308	62,499	—	(2,729)	48	(2,681)
Fidelity VIP Asset Manager (AnnuiChoice II)	128	4,695	(841)	3,982	606	(1,097)	739	(108)	140	4,122	91,936	96,058	40	(80)	50	10
Fidelity VIP Asset Manager (AnnuiChoice)	766	13,547	(3,331)	10,982	—	(1,233)	(6,496)	(242)	(7,971)	3,011	248,773	251,784	—	(90)	(404)	(494)
Fidelity VIP Asset Manager (GrandMaster flex3)	3	55,208	(47,690)	7,521	2,653	(1,882)	4,598	(34)	5,335	12,856	125,860	138,716	165	(122)	462	505
Fidelity VIP Asset Manager (IQ Advisor Standard)	22	149	(20)	151	—	—	72	—	72	223	3,061	3,284	—	—	4	4
Fidelity VIP Asset Manager (Pinnacle)	(17)	1,618	(474)	1,127	—	(1,120)	816	(39)	(343)	784	28,368	29,152	—	(74)	50	(24)
Fidelity VIP Asset Manager (Pinnacle IV)	538	28,421	(23,761)	5,198	—	(43,750)	92,969	(35)	49,184	54,382	114,523	168,905	—	(2,782)	5,917	3,135
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	83	928	(261)	750	16,865	(17,020)	16,300	(115)	16,030	16,780	11,506	28,286	1,315	(1,326)	1,261	1,250
Fidelity VIP Asset Manager (Pinnacle Plus)	(331)	15,920	(13,035)	2,554	—	(32,611)	14,683	(91)	(18,019)	(15,465)	66,270	50,805	—	(2,032)	924	(1,108)
Fidelity VIP Asset Manager (Pinnacle V)	(743)	37,197	(16,690)	19,764	52,504	(12,899)	153,071	(1,862)	190,814	210,578	441,331	651,909	3,938	(1,125)	11,763	14,576
Fidelity VIP Balanced (AdvantEdge)	(1,107)	50,334	(29,151)	20,076	31,343	(77,543)	(3,883)	(1,241)	(51,324)	(31,248)	298,266	267,018	2,199	(5,734)	(270)	(3,805)
Fidelity VIP Balanced (AnnuiChoice II)	479	86,631	(38,363)	48,747	1,206	(55,865)	(13,973)	(1,417)	(70,049)	(21,302)	589,512	568,210	78	(3,642)	(910)	(4,474)
Fidelity VIP Balanced (AnnuiChoice)	1,800	91,459	(42,974)	50,285	—	(51,894)	(28,374)	(637)	(80,905)	(30,620)	639,013	608,393	—	(2,914)	(1,757)	(4,671)
Fidelity VIP Balanced (GrandMaster flex3)	(970)	43,322	(19,115)	23,237	—	(29,863)	(9,752)	(362)	(39,977)	(16,740)	301,901	285,161	—	(1,612)	(516)	(2,128)
Fidelity VIP Balanced (Grandmaster)	(1,593)	175,264	(64,666)	109,005	300	(150,112)	40,052	(278)	(110,038)	(1,033)	1,286,393	1,285,360	17	(8,441)	2,344	(6,080)
Fidelity VIP Balanced (IQ Advisor Standard)	(44)	20,585	(19,773)	768	—	(361)	(178,468)	—	(178,829)	(178,061)	178,061	—	—	(21)	(10,051)	(10,072)
Fidelity VIP Balanced (IQ3)	(1,494)	122,242	(52,283)	68,465	2,655	(42,986)	(29,978)	(658)	(70,967)	(2,502)	862,980	860,478	156	(2,577)	(1,771)	(4,192)
Fidelity VIP Balanced (Pinnacle)	(125)	59,190	(24,491)	34,574	(1,000)	(26,549)	17,665	(155)	(10,039)	24,535	417,314	441,849	(60)	(1,547)	999	(608)
Fidelity VIP Balanced (Pinnacle IV)	(2,561)	181,714	(77,913)	101,240	—	(126,250)	(10,872)	(466)	(137,588)	(36,348)	1,270,224	1,233,876	—	(6,662)	(545)	(7,207)
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	65	4,911	(1,544)	3,432	17,102	(18,050)	3,601	(2)	2,651	6,083	38,173	44,256	1,251	(1,308)	243	186
Fidelity VIP Balanced (Pinnacle Plus)	(663)	22,827	(11,289)	10,875	—	(46,948)	26,845	(152)	(20,255)	(9,380)	133,836	124,456	—	(2,725)	1,601	(1,124)
Fidelity VIP Balanced (Pinnacle V)	(2,828)	161,790	(60,716)	98,246	93,812	(101,772)	131,947	(2,945)	121,042	219,288	1,021,823	1,241,111	6,905	(7,712)	10,513	9,706
Fidelity VIP Contrafund (AdvantEdge)	(30,609)	440,486	(108,786)	301,091	25,200	(347,867)	(236,121)	(20,960)	(579,748)	(278,657)	3,475,358	3,196,701	1,836	(25,891)	(17,771)	(41,826)
Fidelity VIP Contrafund (AnnuiChoice II)	(15,100)	290,392	112,486	387,778	284,793	(184,158)	24,562	(10,440)	114,757	502,535	3,748,571	4,251,106	17,806	(11,975)	790	6,621
Fidelity VIP Contrafund (AnnuiChoice)	(9,211)	606,310	(263,461)	333,638	65,050	(656,614)	(119,352)	(6,172)	(717,088)	(383,450)	3,599,882	3,216,432	2,951	(29,003)	(5,601)	(31,653)
Fidelity VIP Contrafund (GrandMaster flex3)	(15,093)	236,725	(53,673)	167,959	13,886	(178,073)	(12,003)	(1,049)	(177,239)	(9,280)	1,790,590	1,781,310	606	(7,744)	(629)	(7,767)
Fidelity VIP Contrafund (IQ Advisor Enhanced)	(93)	3,914	8,278	12,099	—	(17,000)	76,200	—	59,200	71,299	—	71,299	—	(710)	3,692	2,982
Fidelity VIP Contrafund (IQ Advisor Standard)	520	12,925	23,015	36,460	—	(17,445)	128,263	—	110,818	147,278	218,451	365,729	—	(758)	5,802	5,044
Fidelity VIP Contrafund (IQ3)	(51,605)	413,580	84,830	446,805	28,487	(526,845)	(116,533)	(4,437)	(619,328)	(172,523)	5,119,229	4,946,706	1,252	(23,756)	(5,914)	(28,418)
Fidelity VIP Contrafund (Pinnacle IV)	(47,657)	972,420	(333,095)	591,668	131,028	(1,219,297)	(51,382)	(1,813)	(1,141,464)	(549,796)	6,741,971	6,192,175	5,735	(53,518)	(2,320)	(50,103)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	$(937)	$18,880	$20,220	$38,163	$1,050	$(26,588)	$297,769	$(390)	$271,841	$310,004	$122,653	$432,657	66	(1,654)	19,074	17,486
Fidelity VIP Contrafund (Pinnacle Plus)	(13,704)	331,463	(232,309)	85,450	—	(237,050)	(207,345)	(915)	(445,310)	(359,860)	1,477,353	1,117,493	2	(10,197)	(10,283)	(20,478)
Fidelity VIP Contrafund (Pinnacle V)	(87,536)	490,968	770,509	1,173,941	2,744,286	(655,574)	307,956	(54,902)	2,341,766	3,515,707	10,478,005	13,993,712	199,687	(51,326)	22,635	170,996
Fidelity VIP Disciplined Small Cap (Advantedge)	(51)	289	(127)	111	—	—	—	(14)	(14)	97	3,435	3,532	—	(1)	—	(1)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	(380)	4,730	(2,319)	2,031	—	(3,754)	10,813	(265)	6,794	8,825	37,896	46,721	—	(295)	819	524
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	(942)	24,279	(20,982)	2,355	72	(27,920)	(2,522)	(173)	(30,543)	(28,188)	125,070	96,882	5	(2,122)	(191)	(2,308)
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	(551)	6,320	(5,169)	600	—	(15,820)	293	(16)	(15,543)	(14,943)	47,436	32,493	—	(1,226)	23	(1,203)
Fidelity VIP Disciplined Small Cap (GrandMaster)	(596)	8,110	(5,886)	1,628	—	(8,712)	3,996	(18)	(4,734)	(3,106)	48,191	45,085	—	(637)	293	(344)
Fidelity VIP Disciplined Small Cap (IQ Advisor Standard)	(294)	4,590	(2,240)	2,056	—	(1,365)	64,177	—	62,812	64,868	—	64,868	—	(98)	4,491	4,393
Fidelity VIP Disciplined Small Cap (IQ Annuity)	(847)	5,592	(2,597)	2,148	—	(1,039)	36	(45)	(1,048)	1,100	63,499	64,599	—	(82)	5	(77)
Fidelity VIP Disciplined Small Cap (Pinnacle)	(1,995)	35,591	(29,674)	3,922	—	(35,610)	1,961	(100)	(33,749)	(29,827)	196,369	166,542	—	(2,713)	77	(2,636)
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	(5,084)	37,205	(19,629)	12,492	—	(33,506)	54,493	(213)	20,774	33,266	374,197	407,463	—	(2,612)	4,097	1,485
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	(479)	1,838	(896)	463	—	(10,635)	(5,293)	—	(15,928)	(15,465)	35,111	19,646	—	(796)	(424)	(1,220)
Fidelity VIP Disciplined Small Cap (Pinnacle V)	(7,675)	47,555	(19,339)	20,541	87,799	(6,653)	5,737	(1,881)	85,002	105,543	497,457	603,000	6,633	(644)	466	6,455
Fidelity VIP Equity-Income (AnnuiChoice II)	6,816	19,580	4,777	31,173	17,152	(31,596)	18,587	(580)	3,563	34,736	416,401	451,137	1,239	(2,287)	1,374	326
Fidelity VIP Equity-Income (AdvantEdge)	9,310	20,606	22,230	52,146	21,000	(595)	18,649	(7,726)	31,328	83,474	760,339	843,813	1,659	(628)	1,361	2,392
Fidelity VIP Equity-Income (AnnuiChoice)	20,383	59,049	17,812	97,244	4,291	(211,394)	7,467	(2,340)	(201,976)	(104,732)	1,322,783	1,218,051	248	(12,374)	657	(11,469)
Fidelity VIP Equity-Income (GrandMaster flex3)	2,428	33,493	(23,552)	12,369	—	(28,395)	23,786	(198)	(4,807)	7,562	211,484	219,046	—	(1,697)	1,303	(394)
Fidelity VIP Equity-Income (IQ Advisor Standard)	218	871	94	1,183	—	(5,099)	22	—	(5,077)	(3,894)	15,437	11,543	—	(279)	1	(278)
Fidelity VIP Equity-Income (IQ3)	(8,913)	140,304	(96,892)	34,499	7,817	(56,265)	(141,759)	(412)	(190,619)	(156,120)	780,179	624,059	489	(3,557)	(9,564)	(12,632)
Fidelity VIP Equity-Income (Pinnacle IV)	12,159	131,816	(75,234)	68,741	6,473	(209,289)	91,345	(683)	(112,154)	(43,413)	1,064,548	1,021,135	403	(12,621)	5,371	(6,847)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	(861)	(2,885)	9,649	5,903	—	(458,477)	45,615	(158)	(413,020)	(407,117)	450,052	42,935	—	(28,874)	2,888	(25,986)
Fidelity VIP Equity-Income (Pinnacle Plus)	1,789	49,998	(26,810)	24,977	—	(173,511)	(52,357)	(1,175)	(227,043)	(202,066)	507,806	305,740	—	(9,603)	(2,962)	(12,565)
Fidelity VIP Equity-Income (Pinnacle V)	19,360	65,070	28,816	113,246	69,585	(147,764)	70,236	(4,229)	(12,172)	101,074	1,676,246	1,777,320	6,237	(13,718)	6,354	(1,127)
Fidelity VIP Freedom 2010 (Advantedge)	(690)	21,703	(16,685)	4,328	—	(3,975)	(87,550)	(1,108)	(92,633)	(88,305)	205,753	117,448	—	(404)	(6,917)	(7,321)
Fidelity VIP Freedom 2010 (AnnuiChoice II)	380	5,762	(655)	5,487	—	(7,355)	(1,339)	(1,090)	(9,784)	(4,297)	184,346	180,049	—	(659)	(103)	(762)
Fidelity VIP Freedom 2010 (AnnuiChoice)	91	123	82	296	—	(216)	6,009	(3)	5,790	6,086	5,046	11,132	—	(17)	470	453
Fidelity VIP Freedom 2010 (GrandMaster)	38	971	444	1,453	2,000	—	506	—	2,506	3,959	49,553	53,512	162	—	40	202
Fidelity VIP Freedom 2010 (IQ Annuity)	(34)	1,420	130	1,516	—	(642)	—	(73)	(715)	801	56,519	57,320	—	(57)	—	(57)
Fidelity VIP Freedom 2010 (Pinnacle)	6	245	163	414	—	—	(67)	(23)	(90)	324	14,835	15,159	—	(2)	(5)	(7)
Fidelity VIP Freedom 2010 (Pinnacle IV)	(65)	1,413	421	1,769	—	(1,936)	—	(63)	(1,999)	(230)	66,411	66,181	—	(160)	—	(160)
Fidelity VIP Freedom 2010 (Pinnacle Plus)	(66)	417	219	570	—	—	—	(16)	(16)	554	23,081	23,635	—	(1)	—	(1)
Fidelity VIP Freedom 2010 (Pinnacle V)	(1,138)	18,474	1,068	18,404	34,790	(36,365)	241	(2,984)	(4,318)	14,086	730,642	744,728	2,771	(3,183)	19	(393)
Fidelity VIP Freedom 2015 (AdvantEdge)	(64)	4,284	(1,173)	3,047	—	(17,389)	65,189	(923)	46,877	49,924	95,686	145,610	—	(1,467)	5,160	3,693
Fidelity VIP Freedom 2015 (AnnuiChoice II)	426	5,626	618	6,670	45,000	(11,694)	(7,421)	(165)	25,720	32,390	133,056	165,446	3,713	(930)	(603)	2,180
Fidelity VIP Freedom 2015 (IQ Advisor Standard)	2,842	6,142	3,807	12,791	—	—	—	—	—	12,791	334,090	346,881	—	—	—	—
Fidelity VIP Freedom 2015 (IQ Annuity)	(16)	932	456	1,372	—	—	—	(44)	(44)	1,328	46,691	48,019	—	(4)	—	(4)
Fidelity VIP Freedom 2015 (Pinnacle)	(1,065)	9,637	(4,548)	4,024	—	(112,054)	—	—	(112,054)	(108,030)	108,030	—	—	(8,784)	—	(8,784)
Fidelity VIP Freedom 2015 (Pinnacle IV)	(88)	1,386	(982)	316	—	(9,418)	—	(45)	(9,463)	(9,147)	14,151	5,004	—	(760)	—	(760)
Fidelity VIP Freedom 2015 (Pinnacle Plus)	(141)	1,154	450	1,463	—	—	—	(19)	(19)	1,444	53,954	55,398	—	(2)	—	(2)
Fidelity VIP Freedom 2015 (Pinnacle V)	(3,331)	82,683	(41,300)	38,052	2,016,176	(54,222)	(33,601)	(9,937)	1,918,416	1,956,468	1,859,491	3,815,959	161,979	(5,276)	(2,790)	153,913
Fidelity VIP Freedom 2020 (AdvantEdge)	34	4,135	991	5,160	—	(2,300)	30,421	(812)	27,309	32,469	188,631	221,100	—	(255)	2,379	2,124
Fidelity VIP Freedom 2020 (AnnuiChoice II)	2,051	24,268	(3,739)	22,580	26,687	(19,546)	(5,957)	(2,308)	(1,124)	21,456	683,182	704,638	2,097	(1,826)	(408)	(137)
Fidelity VIP Freedom 2020 (AnnuiChoice)	171	748	440	1,359	—	—	—	(30)	(30)	1,329	38,330	39,659	—	(2)	—	(2)
Fidelity VIP Freedom 2020 (GrandMaster flex3)	(65)	(804)	—	(869)	—	—	869	—	869	—	—	—	—	—	—	—
Fidelity VIP Freedom 2020 (GrandMaster)	38	1,030	375	1,443	—	—	—	—	—	1,443	45,307	46,750	—	—	—	—
Fidelity VIP Freedom 2020 (Pinnacle IV)	(13)	1,269	487	1,743	—	—	—	—	—	1,743	56,609	58,352	—	—	—	—
Fidelity VIP Freedom 2020 (Pinnacle)	256	373	(648)	(19)	—	(1,556)	26,300	(8)	24,736	24,717	8,936	33,653	—	(128)	2,092	1,964
Fidelity VIP Freedom 2020 (Pinnacle Plus)	(52)	401	241	590	—	—	—	(2)	(2)	588	20,709	21,297	—	—	—	—
Fidelity VIP Freedom 2020 (Pinnacle V)	(3,538)	100,136	14,625	111,223	168,051	(61,256)	513	(28,558)	78,750	189,973	3,799,763	3,989,736	13,888	(7,582)	42	6,348
Fidelity VIP Freedom 2025 (Advantedge)	350	8,437	(5,230)	3,557	40,000	(49,863)	22,447	(1,166)	11,418	14,975	158,945	173,920	3,008	(3,968)	1,711	751
Fidelity VIP Freedom 2025 (AnnuiChoice II)	508	4,681	1,019	6,208	8,896	—	(7,286)	(970)	640	6,848	171,774	178,622	672	(74)	(554)	44
Fidelity VIP Freedom 2025 (GrandMaster)	2	49	29	80	—	—	—	(4)	(4)	76	2,296	2,372	—	—	—	—
Fidelity VIP Freedom 2025 (IQ Annuity)	252	1,237	(609)	880	—	(2,539)	44,676	—	42,137	43,017	36,028	79,045	—	(200)	3,464	3,264
Fidelity VIP Freedom 2025 (Pinnacle)	4	109	41	154	—	—	—	—	—	154	4,497	4,651	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle IV)	(8)	640	314	946	—	—	—	(30)	(30)	916	28,346	29,262	—	(2)	—	(2)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2025 (Pinnacle Plus)	$(25)	$199	$121	$295	$—	$—	$—	$—	$—	$295	$9,492	$9,787	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle V)	(2,812)	102,606	(23,046)	76,748	61,773	(34,669)	(73,222)	(18,111)	(64,229)	12,519	2,392,102	2,404,621	5,044	(4,296)	(5,898)	(5,150)
Fidelity VIP Freedom 2030 (AnnuiChoice II)	62	9,262	(6,058)	3,266	—	—	(14,741)	(65)	(14,806)	(11,540)	89,865	78,325	—	(5)	(1,155)	(1,160)
Fidelity VIP Freedom 2030 (IQ Annuity)	16	2,008	989	3,013	16,768	—	—	(48)	16,720	19,733	85,349	105,082	1,373	(4)	—	1,369
Fidelity VIP Freedom 2030 (Pinnacle IV)	—	11	3	14	—	—	—	(4)	(4)	10	458	468	—	—	—	—
Fidelity VIP Freedom 2030 (Pinnacle Plus)	574	424	2,253	3,251	—	—	55,456	—	55,456	58,707	—	58,707	—	—	4,818	4,818
Fidelity VIP Freedom 2030 (Pinnacle V)	(584)	8,077	1,366	8,859	1,200	—	—	(180)	1,020	9,879	282,699	292,578	102	(15)	—	87
Fidelity VIP Growth (AnnuiChoice II)	(3,689)	6,825	22,949	26,085	34,460	(5,637)	14,801	(272)	43,352	69,437	270,941	340,378	1,968	(359)	843	2,452
Fidelity VIP Growth (GrandMaster)	(8,562)	65,638	(2,653)	54,423	13,786	(97,606)	191,088	(120)	107,148	161,571	551,567	713,138	957	(6,824)	12,972	7,105
Fidelity VIP Growth (AdvantEdge)	(1,332)	18,924	(12,213)	5,379	3,500	—	(7,877)	(99)	(4,476)	903	95,447	96,350	264	(7)	(810)	(553)
Fidelity VIP Growth (AnnuiChoice)	(3,894)	56,297	(13,481)	38,922	18,707	(88,113)	171,843	(730)	101,707	140,629	388,622	529,251	1,505	(6,830)	12,831	7,506
Fidelity VIP Growth (GrandMaster flex3)	(4,675)	7,793	20,253	23,371	4,585	(13,017)	641,596	(122)	633,042	656,413	169,152	825,565	276	(763)	37,459	36,972
Fidelity VIP Growth (IQ Advisor Standard)	(37)	12	661	636	—	—	—	—	—	636	6,139	6,775	—	—	—	—
Fidelity VIP Growth (IQ3)	119,180	202,014	(148,547)	172,647	4,721	(54,371)	218,661	(408)	168,603	341,250	496,279	837,529	373	(4,228)	25,301	21,446
Fidelity VIP Growth (Pinnacle)	(3,386)	35,251	(14,240)	17,625	734	(36,023)	193,528	(77)	158,162	175,787	214,762	390,549	53	(2,480)	12,545	10,118
Fidelity VIP Growth (Pinnacle IV)	(14,221)	49,084	52,689	87,552	—	(92,214)	131,946	(935)	38,797	126,349	954,175	1,080,524	—	(6,292)	8,695	2,403
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	(217)	999	1,355	2,137	—	(9,354)	—	(46)	(9,400)	(7,263)	25,304	18,041	—	(545)	—	(545)
Fidelity VIP Growth (Pinnacle Plus)	(1,776)	4,972	6,111	9,307	—	(11,748)	(2,336)	(94)	(14,178)	(4,871)	112,357	107,486	—	(653)	(129)	(782)
Fidelity VIP Growth (Pinnacle V)	(26,840)	82,610	95,927	151,697	342,719	(25,481)	(5,955)	(7,406)	303,877	455,574	1,517,756	1,973,330	23,513	(2,294)	(174)	21,045
Fidelity VIP High Income (AdvantEdge)	11,958	10,109	(10,974)	11,093	—	(45,371)	(439,403)	(1,377)	(486,151)	(475,058)	960,377	485,319	—	(3,230)	(29,734)	(32,964)
Fidelity VIP High Income (AnnuiChoice II)	4,074	(16,944)	6,810	(6,060)	606	(13,282)	(648,730)	(255)	(661,661)	(667,721)	869,101	201,380	43	(877)	(43,227)	(44,061)
Fidelity VIP High Income (AnnuiChoice)	18,477	2,659	(16,590)	4,546	—	(152,827)	69,066	(515)	(84,276)	(79,730)	482,894	403,164	—	(8,113)	3,758	(4,355)
Fidelity VIP High Income (GrandMaster flex3)	(102,843)	(306,802)	284,953	(124,692)	—	(1,158,779)	(10,461,691)	(392)	(11,620,862)	(11,745,554)	12,259,899	514,345	—	(59,324)	(556,117)	(615,441)
Fidelity VIP High Income (IQ Advisor Standard)	165	—	(163)	2	—	—	260	—	260	262	2,878	3,140	—	—	14	14
Fidelity VIP High Income (IQ3)	15,275	2,408	(14,841)	2,842	—	(51,956)	(578,980)	(392)	(631,328)	(628,486)	1,192,036	563,550	—	(2,653)	(29,846)	(32,499)
Fidelity VIP High Income (Pinnacle)	(34,649)	(131,607)	131,822	(34,434)	—	(347,398)	(5,431,527)	(87)	(5,779,012)	(5,813,446)	6,185,688	372,242	—	(20,394)	(323,515)	(343,909)
Fidelity VIP High Income (Pinnacle IV)	7,576	(6,243)	(4,696)	(3,363)	—	(98,183)	(308,894)	(250)	(407,327)	(410,690)	684,908	274,218	—	(4,976)	(16,237)	(21,213)
Fidelity VIP High Income (Pinnacle II Reduced M&E)	(3,237)	(12,229)	11,133	(4,333)	—	(7,026)	(407,602)	—	(414,628)	(418,961)	418,961	—	—	(418)	(24,257)	(24,675)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	529	75	(585)	19	—	(3,326)	—	(12)	(3,338)	(3,319)	15,092	11,773	—	(271)	—	(271)
Fidelity VIP High Income (Pinnacle Plus)	1,806	50	(2,192)	(336)	—	(2,649)	5,567	(75)	2,843	2,507	42,193	44,700	—	(152)	315	163
Fidelity VIP High Income (Pinnacle V)	39,203	44,898	(91,505)	(7,404)	33,085	(60,935)	(23,780)	(1,167)	(52,797)	(60,201)	999,040	938,839	2,395	(4,515)	(1,872)	(3,992)
Fidelity VIP II Index 500 (Pinnacle)	2,681	103,030	(4,278)	101,433	1,645	(68,780)	922	(146)	(66,359)	35,074	914,622	949,696	125	(5,222)	42	(5,055)
Fidelity VIP II Index 500 (Pinnacle IV)	(737)	216,058	(26,059)	189,262	1,200	(185,262)	(194,033)	(474)	(378,569)	(189,307)	1,907,271	1,717,964	89	(13,676)	(15,330)	(28,917)
Fidelity VIP II Index 500 (Pinnacle V)	7,846	136,780	377,698	522,324	1,409,671	(231,807)	445,614	(21,283)	1,602,195	2,124,519	3,569,965	5,694,484	108,086	(19,237)	34,842	123,691
Fidelity VIP Index 500 (AdvantEdge)	(1,766)	40,953	99,915	139,102	58,800	(50,063)	(14)	(6,298)	2,425	141,527	1,183,697	1,325,224	4,186	(3,889)	68	365
Fidelity VIP Index 500 (AnnuiChoice II)	6,988	83,727	110,598	201,313	403,787	(111,313)	(25,831)	(4,021)	262,622	463,935	1,461,756	1,925,691	30,653	(8,586)	(2,243)	19,824
Fidelity VIP Index 500 (AnnuiChoice)	3,770	213,325	(77,954)	139,141	156	(61,707)	(419,521)	(1,918)	(482,990)	(343,849)	1,524,434	1,180,585	10	(4,133)	(28,072)	(32,195)
Fidelity VIP Index 500 (Grandmaster flex3)	(4,475)	92,434	(47,972)	39,987	105,327	(94,024)	(854,638)	(478)	(843,813)	(803,826)	1,034,578	230,752	8,392	(7,194)	(66,586)	(65,388)
Fidelity VIP Index 500 (Grandmaster)	3,232	90,608	10,985	104,825	—	(54,407)	215,597	(201)	160,989	265,814	720,356	986,170	—	(4,104)	16,733	12,629
Fidelity VIP Index 500 (IQ Advisor Standard)	1,530	33,573	(12,919)	22,184	—	(15,950)	(96,582)	—	(112,532)	(90,348)	281,389	191,041	—	(1,125)	(7,154)	(8,279)
Fidelity VIP Index 500 (IQ3)	(1,772)	182,572	4,163	184,963	1,816	(186,170)	(321,116)	(2,627)	(508,097)	(323,134)	2,052,805	1,729,671	118	(12,330)	(21,079)	(33,291)
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	381	441	11,708	12,530	—	(968)	16,890	(195)	15,727	28,257	86,142	114,399	—	(65)	1,068	1,003
Fidelity VIP Index 500 (Pinnacle Plus)	253	21,305	10,743	32,301	—	(38,027)	65,459	(158)	27,274	59,575	252,709	312,284	—	(1,984)	3,477	1,493
Fidelity VIP Investment Grade Bond (AdvantEdge)	6,405	(9,050)	67,618	64,973	30,600	(95,910)	55,909	(10,035)	(19,436)	45,537	1,650,312	1,695,849	2,488	(8,557)	4,530	(1,539)
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	24,010	(1,279)	78,889	101,620	345,647	(91,629)	81,680	(10,182)	325,516	427,136	2,194,314	2,621,450	26,128	(7,631)	5,972	24,469
Fidelity VIP Investment Grade Bond (AnnuiChoice)	21,661	23,221	46,043	90,925	—	(147,401)	174,248	(3,034)	23,813	114,738	2,011,093	2,125,831	—	(8,785)	10,108	1,323
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	2,055	479	13,670	16,204	—	(37,708)	45,590	(505)	7,377	23,581	408,932	432,513	—	(2,845)	3,379	534
Fidelity VIP Investment Grade Bond (GrandMaster)	8,261	3,478	38,348	50,087	1,705	(241,303)	263,317	(208)	23,511	73,598	1,134,681	1,208,279	135	(18,720)	20,598	2,013
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)	2,267	(51)	5,673	7,889	—	(3,579)	396	—	(3,183)	4,706	159,033	163,739	—	(244)	28	(216)
Fidelity VIP Investment Grade Bond (IQ3)	5,514	2,962	52,994	61,470	209,019	(565,192)	17,653	(1,163)	(339,683)	(278,213)	1,623,433	1,345,220	13,271	(35,949)	1,146	(21,532)
Fidelity VIP Investment Grade Bond (Pinnacle)	11,065	16,641	36,013	63,719	21,390	(220,312)	245,164	(266)	45,976	109,695	1,437,921	1,547,616	1,549	(15,969)	17,960	3,540
Fidelity VIP Investment Grade Bond (Pinnacle IV)	3,031	(2,051)	26,720	27,700	621	(105,825)	32,389	(222)	(73,037)	(45,337)	688,781	643,444	46	(7,763)	2,394	(5,323)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	81	2	380	463	—	(829)	—	(7)	(836)	(373)	10,375	10,002	—	(59)	—	(59)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	502	600	1,250	2,352	700	(28,949)	61,663	(31)	33,383	35,735	22,359	58,094	65	(2,685)	5,783	3,163
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	412	(1,276)	12,545	11,681	360	(23,900)	(68,422)	(580)	(92,542)	(80,861)	351,726	270,865	28	(1,839)	(5,227)	(7,038)
Fidelity VIP Investment Grade Bond (Pinnacle V)	63,269	(740)	221,080	283,609	2,673,754	(427,095)	463,460	(51,298)	2,658,821	2,942,430	6,482,547	9,424,977	211,511	(37,835)	36,540	210,216

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (AdvantEdge)	$(5,392)	$27,586	$(9,820)	$12,374	$7,500	$(47,080)	$(115,105)	$(1,337)	$(156,022)	$(143,648)	$415,901	$272,253	506	(3,285)	(7,734)	(10,513)
Fidelity VIP Mid Cap (AnnuiChoice II)	(10,638)	92,902	(37,927)	44,337	41,659	(178,860)	(20,360)	(1,650)	(159,211)	(114,874)	969,802	854,928	2,440	(10,472)	(1,141)	(9,173)
Fidelity VIP Mid Cap (AnnuiChoice)	(16,897)	177,886	(109,575)	51,414	25,402	(274,701)	(85,701)	(1,240)	(336,240)	(284,826)	1,273,325	988,499	796	(8,255)	(2,804)	(10,263)
Fidelity VIP Mid Cap (GrandMaster flex3)	(8,263)	67,859	(40,678)	18,918	5,312	(104,218)	(56,334)	(538)	(155,778)	(136,860)	645,402	508,542	180	(3,660)	(2,114)	(5,594)
Fidelity VIP Mid Cap (Grandmaster)	(6,379)	30,638	(2,099)	22,160	50	(87,512)	76,210	(160)	(11,412)	10,748	460,260	471,008	2	(3,514)	3,113	(399)
Fidelity VIP Mid Cap (IQ Advisor Enhanced)	(9)	1,455	(2,145)	(699)	—	—	(11,421)	—	(11,421)	(12,120)	12,120	—	—	—	(461)	(461)
Fidelity VIP Mid Cap (IQ Advisor Standard)	(2,419)	12,981	10,183	20,745	—	(19,925)	208,460	—	188,535	209,280	220,505	429,785	—	(728)	7,704	6,976
Fidelity VIP Mid Cap (IQ Annuity)	(36,222)	114,678	26,517	104,973	23,970	(401,248)	47,650	(3,469)	(333,097)	(228,124)	2,695,193	2,467,069	778	(13,016)	1,510	(10,728)
Fidelity VIP Mid Cap (Pinnacle)	(9,367)	117,412	(80,500)	27,545	14,319	(308,161)	(53,190)	(377)	(347,409)	(319,864)	896,003	576,139	952	(20,936)	(3,688)	(23,672)
Fidelity VIP Mid Cap (Pinnacle IV)	(44,230)	392,011	(215,314)	132,467	52,260	(855,341)	(31,912)	(1,288)	(836,281)	(703,814)	3,343,014	2,639,200	1,724	(27,341)	(1,021)	(26,638)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	(1,863)	2,736	10,128	11,001	1,050	(12,302)	179,857	(174)	168,431	179,432	32,124	211,556	74	(873)	12,998	12,199
Fidelity VIP Mid Cap (Pinnacle Plus)	(6,157)	101,413	(83,153)	12,103	120	(133,731)	(211,347)	(675)	(345,633)	(333,530)	598,041	264,511	4	(4,475)	(7,162)	(11,633)
Fidelity VIP Mid Cap (Pinnacle V)	(33,778)	107,248	26,244	99,714	166,867	(134,855)	92,514	(6,524)	118,002	217,716	2,073,733	2,291,449	11,538	(9,754)	6,719	8,503
Fidelity VIP Overseas (AdvantEdge)	(2,637)	20,565	(71,979)	(54,051)	3,500	(50,450)	16,552	(2,964)	(33,362)	(87,413)	579,907	492,494	341	(5,421)	1,766	(3,314)
Fidelity VIP Overseas (AnnuiChoice II)	(256)	17,733	(53,837)	(36,360)	1,493	(35,132)	(20,048)	(311)	(53,998)	(90,358)	428,228	337,870	127	(2,994)	(1,689)	(4,556)
Fidelity VIP Overseas (AnnuiChoice)	363	44,515	(85,490)	(40,612)	22,342	(65,057)	74,550	(779)	31,056	(9,556)	425,002	415,446	1,564	(4,659)	5,280	2,185
Fidelity VIP Overseas (GrandMaster flex3)	(966)	9,664	(28,366)	(19,668)	4,992	(24,058)	1,218	(272)	(18,120)	(37,788)	217,149	179,361	311	(1,534)	86	(1,137)
Fidelity VIP Overseas (GrandMaster)	(2,461)	78,539	(136,602)	(60,524)	1,310	(53,092)	(134,467)	(92)	(186,341)	(246,865)	712,322	465,457	137	(5,547)	(14,227)	(19,637)
Fidelity VIP Overseas (IQ Advisor Enhanced)	(10)	1,164	(2,005)	(851)	—	—	(12,308)	—	(12,308)	(13,159)	13,159	—	—	—	(765)	(765)
Fidelity VIP Overseas (IQ Advisor Standard)	(4)	2,156	(2,619)	(467)	—	(3,196)	(131,528)	—	(134,724)	(135,191)	142,349	7,158	—	(186)	(7,480)	(7,666)
Fidelity VIP Overseas (IQ3)	235	59,384	(106,366)	(46,747)	5,770	(41,044)	(1,949)	(284)	(37,507)	(84,254)	577,516	493,262	435	(2,948)	359	(2,154)
Fidelity VIP Overseas (Pinnacle)	(2,050)	118,782	(166,902)	(50,170)	—	(46,973)	(70,366)	(170)	(117,509)	(167,679)	558,392	390,713	—	(2,999)	(4,632)	(7,631)
Fidelity VIP Overseas (Pinnacle IV)	(2,136)	23,400	(71,767)	(50,503)	6,297	(56,924)	5,525	(323)	(45,425)	(95,928)	532,409	436,481	396	(3,648)	240	(3,012)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	271	(117)	(3,674)	(3,520)	9,440	(11,599)	81,899	(141)	79,599	76,079	—	76,079	736	(927)	6,656	6,465
Fidelity VIP Overseas (Pinnacle Plus)	(1,508)	49,928	(73,346)	(24,926)	—	(37,218)	(51,073)	(179)	(88,470)	(113,396)	273,613	160,217	—	(2,012)	(2,811)	(4,823)
Fidelity VIP Overseas (Pinnacle V)	(3,334)	26,269	(142,992)	(120,057)	40,419	(32,701)	262,099	(2,716)	267,101	147,044	1,118,699	1,265,743	4,315	(3,801)	28,478	28,992
Fidelity VIP Target Volatility (AdvantEdge)	389	2,432	(2,130)	691	—	—	112,818	(496)	112,322	113,013	—	113,013	—	—	10,555	10,555
Fidelity VIP Target Volatility (AnnuiChoice II)	1,930	14,616	561	17,107	654,606	—	(221)	(4,075)	650,310	667,417	—	667,417	62,436	—	(403)	62,033
Fidelity VIP Target Volatility (GrandMaster flex3)	(32)	(249)	—	(281)	—	—	281	—	281	—	—	—	—	—	—	—
Fidelity VIP Target Volatility (Pinnacle IV)	66	436	(456)	46	—	—	20,213	—	20,213	20,259	—	20,259	—	—	1,889	1,889
Fidelity VIP Target Volatility (Pinnacle V)	173	4,921	749	5,843	171,264	(2,501)	45,327	(880)	213,210	219,053	—	219,053	16,426	(326)	4,347	20,447
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund (Pinnacle)	36,644	47,019	144,721	228,384	—	(301,300)	(125,724)	(1,933)	(428,957)	(200,573)	3,186,007	2,985,434	—	(15,287)	(6,412)	(21,699)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	103	25	426	554	—	—	—	(24)	(24)	530	6,793	7,323	—	—	(1)	(1)
Franklin Income VIP Fund (Pinnacle)	271,786	(106,469)	105,145	270,462	26,557	(1,035,343)	(116,527)	(2,237)	(1,127,550)	(857,088)	7,632,455	6,775,367	1,083	(43,905)	(5,192)	(48,014)
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	12,733	479	(1,642)	11,570	—	(1,405)	—	(30)	(1,435)	10,135	306,490	316,625	—	(60)	—	(60)
JP Morgan IT Mid Cap Value (AnnuiChoice)	(302)	20,637	86	20,421	—	(5,381)	(12,790)	(358)	(18,529)	1,892	155,569	157,461	—	(215)	(469)	(684)
JP Morgan IT Mid Cap Value (Grandmaster)	(458)	4,816	5,818	10,176	—	—	—	(6)	(6)	10,170	75,079	85,249	—	—	—	—
JP Morgan IT Mid Cap Value (GrandMaster flex3)	(940)	25,210	(7,225)	17,045	—	(26,839)	—	(231)	(27,070)	(10,025)	140,687	130,662	—	(1,025)	—	(1,025)
JP Morgan IT Mid Cap Value (IQ3)	(531)	8,360	2,168	9,997	—	(5,638)	—	(52)	(5,690)	4,307	74,985	79,292	—	(205)	—	(205)
JP Morgan IT Mid Cap Value (Pinnacle)	(511)	12,674	(1,630)	10,533	—	(12,799)	—	(69)	(12,868)	(2,335)	88,459	86,124	—	(505)	—	(505)
JP Morgan IT Mid Cap Value (Pinnacle IV)	(1,972)	32,973	6,587	37,588	—	(23,514)	—	(441)	(23,955)	13,633	287,644	301,277	—	(888)	1	(887)
JP Morgan IT Mid Cap Value (Pinnacle Plus)	(361)	41,662	(36,621)	4,680	—	(30,591)	(34,441)	(120)	(65,152)	(60,472)	70,192	9,720	—	(1,125)	(1,378)	(2,503)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	(158)	2,088	3,576	5,506	—	(1,303)	34,441	(17)	33,121	38,627	10,614	49,241	—	(71)	1,997	1,926
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	2,497	2,413	(3,624)	1,286	—	(10,123)	—	(75)	(10,198)	(8,912)	54,649	45,737	—	(409)	—	(409)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	65	16	(56)	25	—	—	—	(3)	(3)	22	1,474	1,496	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	1,349	409	(1,316)	442	—	—	—	(3)	(3)	439	33,198	33,637	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (IQ3)	4,148	961	(3,238)	1,871	—	(13,190)	—	(91)	(13,281)	(11,410)	106,387	94,977	—	(562)	—	(562)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	22,794	6,433	(21,942)	7,285	510	(54,317)	43,503	(308)	(10,612)	(3,327)	448,673	445,346	20	(2,130)	1,691	(419)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	1,578	254	(1,209)	623	—	—	—	—	—	623	34,667	35,290	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	8,046	2,791	(6,526)	4,311	—	(59,075)	—	(46)	(59,121)	(54,810)	227,609	172,799	—	(2,260)	—	(2,260)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	1,169	8,092	58,492	67,753	—	(22,752)	(874)	(632)	(24,258)	43,495	250,309	293,804	—	(778)	(29)	(807)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	167	(13,809)	33,968	20,326	—	(17,810)	—	(159)	(17,969)	2,357	82,502	84,859	—	(1,450)	—	(1,450)
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	(150)	3,172	24,132	27,154	—	(10,514)	—	(153)	(10,667)	16,487	106,508	122,995	—	(403)	—	(403)
Morgan Stanley UIF U.S. Real Estate (IQ3)	(140)	10,511	98,084	108,455	—	(27,833)	(2,317)	(290)	(30,440)	78,015	408,046	486,061	—	(1,031)	(86)	(1,117)
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	571	170,397	173,744	344,712	7,316	(394,128)	186,304	(550)	(201,058)	143,654	1,270,864	1,414,518	188	(10,319)	5,106	(5,025)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	$(235)	$52,657	$135,470	$187,892	$—	$(168,931)	$—	$(300)	$(169,231)	$18,661	$765,706	$784,367	—	(5,484)	—	(5,484)
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund (AdvantEdge)	319	298	2,304	2,921	—	—	(1,299)	(181)	(1,480)	1,441	40,007	41,448	—	(13)	(91)	(104)
Franklin Growth and Income VIP Fund (AnnuiChoice)	20,401	77,955	9,407	107,763	100	(183,939)	(120,620)	(1,431)	(305,890)	(198,127)	1,607,885	1,409,758	5	(9,079)	(6,414)	(15,488)
Franklin Growth and Income VIP Fund (AnnuiChoice II)	5,229	35,019	(11,403)	28,845	—	(27,657)	(63,130)	(491)	(91,278)	(62,433)	412,976	350,543	—	(2,003)	(4,403)	(6,406)
Franklin Growth and Income VIP Fund (Grandmaster)	5,615	59,422	(19,534)	45,503	—	(122,246)	(57,843)	(231)	(180,320)	(134,817)	732,436	597,619	—	(6,586)	(2,836)	(9,422)
Franklin Growth and Income VIP Fund (GrandMaster flex3)	6,752	61,005	(16,995)	50,762	20,925	(138,398)	(9,638)	(431)	(127,542)	(76,780)	731,319	654,539	1,079	(7,225)	(489)	(6,635)
Franklin Growth and Income VIP Fund (IQ Annuity)	15,072	85,582	21,407	122,061	93,026	(321,476)	3,773	(1,147)	(225,824)	(103,763)	1,695,372	1,591,609	4,806	(16,580)	194	(11,580)
Franklin Growth and Income VIP Fund (Pinnacle)	9,563	75,723	(17,273)	68,013	189	(174,508)	(112,372)	(335)	(287,026)	(219,013)	1,095,992	876,979	16	(14,339)	(9,504)	(23,827)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	(56)	9,107	(9,347)	(296)	—	(42,045)	—	—	(42,045)	(42,341)	42,382	41	—	(3,568)	—	(3,568)
Franklin Growth and Income VIP Fund (Pinnacle IV)	13,648	100,762	(7,447)	106,963	9,401	(214,684)	(33,046)	(1,044)	(239,373)	(132,410)	1,559,137	1,426,727	490	(11,320)	(1,667)	(12,497)
Franklin Growth and Income VIP Fund (Pinnacle Plus)	1,926	104,448	(79,071)	27,303	—	(281,152)	(64,632)	(1,374)	(347,158)	(319,855)	606,870	287,015	—	(15,564)	(3,708)	(19,272)
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	666	45,808	(31,484)	14,990	18,602	(482,776)	37,810	(239)	(426,603)	(411,613)	584,544	172,931	1,211	(31,246)	2,476	(27,559)
Franklin Growth and Income VIP Fund (Pinnacle V)	8,966	51,092	36,573	96,631	124,647	(93,515)	42,725	(5,922)	67,935	164,566	1,236,158	1,400,724	10,669	(8,466)	3,725	5,928
Franklin Income VIP Fund (AdvantEdge)	15,490	3,058	(5,222)	13,326	—	(18,342)	14,444	(571)	(4,469)	8,857	444,549	453,406	—	(1,344)	1,037	(307)
Franklin Income VIP Fund (AnnuiChoice)	80,412	92,051	(90,377)	82,086	54,109	(478,450)	9,648	(3,310)	(418,003)	(335,917)	2,120,082	1,784,165	2,358	(20,129)	415	(17,356)
Franklin Income VIP Fund (AnnuiChoice II)	46,768	99,942	(147,954)	(1,244)	1,735,523	(518,323)	93,542	(3,304)	1,307,438	1,306,194	1,344,305	2,650,499	112,525	(34,190)	6,403	84,738
Franklin Income VIP Fund (Grandmaster)	103,228	78,721	(86,874)	95,075	1,448	(308,836)	90,385	(1,002)	(218,005)	(122,930)	2,768,833	2,645,903	63	(13,638)	4,263	(9,312)
Franklin Income VIP Fund (GrandMaster flex3)	90,708	125,157	(136,795)	79,070	23,730	(330,318)	52,324	(1,418)	(255,682)	(176,612)	2,623,441	2,446,829	1,013	(14,538)	2,022	(11,503)
Franklin Income VIP Fund (IQ Advisor Enhanced)	(7)	673	(810)	(144)	—	—	(8,668)	—	(8,668)	(8,812)	8,812	—	—	—	(483)	(483)
Franklin Income VIP Fund (IQ Advisor Standard)	11,113	152	(1,875)	9,390	—	(5,503)	240,733	—	235,230	244,620	2,980	247,600	—	(280)	12,918	12,638
Franklin Income VIP Fund (IQ Annuity)	68,010	208,864	(214,804)	62,070	23,824	(620,883)	228,804	(1,925)	(370,180)	(308,110)	2,660,028	2,351,918	1,036	(27,268)	8,839	(17,393)
Franklin Income VIP Fund (Pinnacle IV)	228,550	282,990	(291,165)	220,375	7,717	(848,166)	10,255	(1,337)	(831,531)	(611,156)	6,564,538	5,953,382	332	(37,179)	569	(36,278)
Franklin Income VIP Fund (Pinnacle Plus)	35,812	61,486	(59,697)	37,601	3,120	(163,657)	(142,608)	(1,364)	(304,509)	(266,908)	1,168,157	901,249	168	(8,668)	(6,912)	(15,412)
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	10,780	8,364	(12,671)	6,473	840	(84,550)	140,232	(492)	56,030	62,503	237,329	299,832	61	(6,258)	10,229	4,032
Franklin Income VIP Fund (Pinnacle V)	344,398	132,442	(219,520)	257,320	1,895,843	(749,859)	471,432	(6,936)	1,610,480	1,867,800	8,831,309	10,699,109	148,076	(58,850)	37,396	126,622
Franklin Large Cap Growth VIP Fund (AdvantEdge)	(5,649)	29,568	85,468	109,387	—	(21,084)	(44,980)	(4,329)	(70,393)	38,994	1,069,691	1,108,685	—	(1,839)	(3,293)	(5,132)
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	138	7,007	5,480	12,625	988	(9,753)	(2,411)	(186)	(11,362)	1,263	115,351	116,614	50	(501)	(116)	(567)
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	(326)	22,295	31,590	53,559	—	(5,826)	(28,936)	(3,001)	(37,763)	15,796	497,752	513,548	—	(594)	(1,910)	(2,504)
Franklin Large Cap Growth VIP Fund (Grandmaster)	(192)	14,413	(10,331)	3,890	—	(808)	(70,006)	(19)	(70,833)	(66,943)	110,041	43,098	—	(44)	(3,909)	(3,953)
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	(570)	2,223	9,996	11,649	—	(10,736)	—	(158)	(10,894)	755	121,223	121,978	—	(628)	—	(628)
Franklin Large Cap Growth VIP Fund (IQ Advisor Standard)	84	57	1,822	1,963	—	—	—	—	—	1,963	16,652	18,615	—	—	—	—
Franklin Large Cap Growth VIP Fund (IQ Annuity)	(447)	4,452	6,448	10,453	1,847	(7,283)	45,730	(153)	40,141	50,594	98,756	149,350	97	(404)	2,328	2,021
Franklin Large Cap Growth VIP Fund (Pinnacle)	(368)	19,329	(11,810)	7,151	—	(14,480)	(16,648)	(50)	(31,178)	(24,027)	114,130	90,103	—	(737)	(1,091)	(1,828)
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	(2,427)	174,081	(113,448)	58,206	3,213	(82,952)	396,995	(189)	317,067	375,273	463,491	838,764	178	(4,329)	20,619	16,468
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	(1,720)	45,821	(13,628)	30,473	—	(49,918)	(65,318)	(540)	(115,776)	(85,303)	355,908	270,605	—	(2,966)	(4,005)	(6,971)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	(196)	1,920	1,221	2,945	17,817	(20,535)	33,443	(179)	30,546	33,491	14,270	47,761	1,225	(1,403)	2,156	1,978
Franklin Large Cap Growth VIP Fund (Pinnacle V)	(5,363)	72,574	50,399	117,610	85,653	(79,304)	(2,751)	(5,146)	(1,548)	116,062	1,086,957	1,203,019	7,012	(6,805)	(240)	(33)
Franklin Mutual Shares VIP Fund (AdvantEdge)	8,075	70,194	30,523	108,792	49,250	(91,057)	(63,542)	(10,223)	(115,572)	(6,780)	2,032,842	2,026,062	3,935	(7,931)	(4,891)	(8,887)
Franklin Mutual Shares VIP Fund (AnnuiChoice)	7,780	139,036	(87,463)	59,353	4,814	(266,886)	(290)	(1,694)	(264,056)	(204,703)	1,019,146	814,443	216	(11,936)	4	(11,716)
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	20,758	109,279	1,989	132,026	285,668	(109,000)	(45,489)	(5,061)	126,118	258,144	2,217,728	2,475,872	21,140	(8,294)	(3,707)	9,139
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	3,521	134,636	(74,447)	63,710	160	(122,110)	(72,040)	(519)	(194,509)	(130,799)	1,129,275	998,476	7	(5,758)	(3,299)	(9,050)
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	(79)	119,295	(118,561)	655	—	(650)	(320,539)	—	(321,189)	(320,534)	320,534	—	—	(36)	(17,572)	(17,608)
Franklin Mutual Shares VIP Fund (IQ Annuity)	3,671	24,938	8,843	37,452	7,137	(98,574)	(5,914)	(735)	(98,086)	(60,634)	727,837	667,203	328	(4,768)	(259)	(4,699)
Franklin Mutual Shares VIP Fund (Pinnacle)	5,767	37,534	13,322	56,623	45,907	(203,075)	(57,614)	(252)	(215,034)	(158,411)	1,037,919	879,508	2,072	(9,265)	(2,780)	(9,973)
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	87	316	157	560	—	(881)	—	(22)	(903)	(343)	9,828	9,485	—	(42)	—	(42)
Franklin Mutual Shares VIP Fund (Pinnacle IV)	22,523	289,423	(71,049)	240,897	46,404	(584,725)	(108,922)	(808)	(648,051)	(407,154)	4,538,321	4,131,167	2,219	(27,591)	(5,281)	(30,653)
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	1,323	154,818	(115,185)	40,956	3,000	(97,664)	(239,295)	(1,227)	(335,186)	(294,230)	964,407	670,177	172	(5,511)	(12,526)	(17,865)
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	2,232	7,471	(1,402)	8,301	840	(43,810)	233,494	(792)	189,732	198,033	28,243	226,276	55	(3,017)	15,747	12,785
Franklin Mutual Shares VIP Fund (Pinnacle V)	61,041	216,581	216,209	493,831	3,055,958	(673,491)	63,708	(33,902)	2,412,273	2,906,104	8,334,914	11,241,018	268,764	(62,469)	5,681	211,976
Franklin Mutual Shares VIP Fund(Grandmaster)	11,178	85,335	1,323	97,836	398	(212,822)	5,569	(622)	(207,477)	(109,641)	1,784,643	1,675,002	19	(10,148)	449	(9,680)
Franklin Small Cap Value VIP Fund (AdvantEdge)	(1,450)	26,613	(33,112)	(7,949)	—	(5,813)	(66,461)	(774)	(73,048)	(80,997)	188,091	107,094	—	(404)	(4,484)	(4,888)
Franklin Small Cap Value VIP Fund (Annuichoice)	(225)	13,249	(14,913)	(1,889)	—	(4,693)	(12,061)	(161)	(16,915)	(18,804)	74,499	55,695	—	(331)	(955)	(1,286)
Franklin Small Cap Value VIP Fund (Annuichoice II)	(1,478)	27,157	(27,189)	(1,510)	3,025	(13,431)	751	(638)	(10,293)	(11,803)	284,669	272,866	213	(984)	57	(714)
Franklin Small Cap Value VIP Fund (Grandmaster)	(395)	9,317	(9,134)	(212)	—	(10,962)	(10,533)	(9)	(21,504)	(21,716)	65,064	43,348	—	(765)	(751)	(1,516)
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	(535)	9,476	(10,533)	(1,592)	—	(1,039)	(11,682)	(11)	(12,732)	(14,324)	64,813	50,489	—	(77)	(917)	(994)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (IQ Advisor Standard)	$27	$4,612	$(4,341)	$298	$—	$(1,381)	$64,177	$—	$62,796	$63,094	$—	$63,094	—	(94)	4,350	4,256
Franklin Small Cap Value VIP Fund (IQ Annuuity)	(652)	14,549	(14,558)	(661)	15	(12,349)	(9,784)	(45)	(22,163)	(22,824)	84,975	62,151	1	(879)	(712)	(1,590)
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	(1,284)	13,227	(24,952)	(13,009)	—	(17,538)	(124,207)	(70)	(141,815)	(154,824)	174,395	19,571	—	(1,365)	(9,843)	(11,208)
Franklin Small Cap Value VIP Fund (Pinnacle)	(1,546)	34,581	(33,725)	(690)	—	(5,296)	(103,367)	(28)	(108,691)	(109,381)	237,135	127,754	—	(387)	(7,301)	(7,688)
Franklin Small Cap Value VIP Fund (Pinnacle IV)	(364)	15,105	(16,536)	(1,795)	—	(5,862)	(32,611)	(31)	(38,504)	(40,299)	73,122	32,823	—	(425)	(2,432)	(2,857)
Franklin Small Cap Value VIP Fund (Pinnacle V)	(8,725)	104,581	(113,884)	(18,028)	128,847	(49,174)	182,511	(1,945)	260,239	242,211	734,521	976,732	9,453	(3,714)	12,423	18,162
Invesco VI American Franchise (AdvantEdge)	(227)	2,581	(1,941)	413	—	(13,812)	(286)	(53)	(14,151)	(13,738)	17,608	3,870	—	(903)	(17)	(920)
Invesco VI American Franchise (AnnuiChoice)	(185)	10,357	(8,638)	1,534	—	(22,366)	(4)	(49)	(22,419)	(20,885)	27,482	6,597	—	(957)	—	(957)
Invesco VI American Franchise (AnnuiChoice II)	(949)	1,636	4,858	5,545	—	(1,474)	—	(67)	(1,541)	4,004	81,559	85,563	—	(89)	—	(89)
Invesco VI American Franchise (Grandmaster)	(32)	48	218	234	—	(263)	1,153	(3)	887	1,121	2,855	3,976	—	(13)	54	41
Invesco VI American Franchise (GrandMaster flex3)	(1,166)	635	5,342	4,811	2,293	—	—	—	2,293	7,104	72,106	79,210	109	—	—	109
Invesco VI American Franchise (IQ Advisor Standard)	(23)	52	214	243	—	—	(246)	—	(246)	(3)	3,515	3,512	—	—	(13)	(13)
Invesco VI American Franchise (IQ Annuity)	(4,507)	20,694	3,711	19,898	—	(12,269)	(19,161)	(312)	(31,742)	(11,844)	320,565	308,721	—	(588)	(874)	(1,462)
Invesco VI American Franchise (Pinnacle)	(1,184)	35,314	(38,049)	(3,919)	—	(38)	(46,701)	(10)	(46,749)	(50,668)	115,527	64,859	—	(2)	(2,554)	(2,556)
Invesco VI American Franchise (Pinnacle IV)	(2,715)	138,410	(103,523)	32,172	3,815	(205,186)	(342,440)	(148)	(543,959)	(511,787)	666,471	154,684	177	(9,347)	(15,440)	(24,610)
Invesco VI American Franchise (Pinnacle Plus)	(542)	5,527	(3,487)	1,498	—	(2,500)	(7,166)	(28)	(9,694)	(8,196)	37,413	29,217	—	(143)	(397)	(540)
Invesco VI American Franchise (Pinnacle V)	(11,174)	167,092	(103,352)	52,566	156,910	(12,515)	94,998	(3,489)	235,904	288,470	592,423	880,893	10,419	(1,058)	6,709	16,070
Invesco VI American Value (AdvantEdge)	(5,485)	49,047	(14,200)	29,362	—	(36,541)	(6,427)	(3,095)	(46,063)	(16,701)	394,629	377,928	—	(2,519)	(380)	(2,899)
Invesco VI American Value (AnnuiChoice)	(175)	2,269	(362)	1,732	—	(568)	(662)	(19)	(1,249)	483	21,567	22,050	—	(36)	(42)	(78)
Invesco VI American Value (AnnuiChoice II)	(2,970)	36,139	(7,990)	25,179	36,715	(8,674)	24,801	(699)	52,143	77,322	281,557	358,879	2,252	(576)	1,555	3,231
Invesco VI American Value (Grandmaster)	(2,674)	26,713	(13,516)	10,523	—	(5,699)	(30,360)	(13)	(36,072)	(25,549)	105,774	80,225	—	(369)	(1,687)	(2,056)
Invesco VI American Value (Grandmaster flex3)	(118)	848	(47)	683	3,439	—	—	—	3,439	4,122	6,754	10,876	220	—	—	220
Invesco VI American Value (IQ Annuity)	(1,075)	10,023	(2,566)	6,382	—	(1,777)	7,443	(18)	5,648	12,030	79,640	91,670	—	(112)	462	350
Invesco VI American Value (Pinnacle)	(746)	4,586	(2,759)	1,081	—	(3,009)	5,037	(34)	1,994	3,075	19,490	22,565	—	(197)	289	92
Invesco VI American Value (Pinnacle IV)	(1,859)	17,248	(5,328)	10,061	—	(14,282)	9,396	(82)	(4,968)	5,093	132,404	137,497	—	(908)	582	(326)
Invesco VI American Value (Pinnacle Plus)	(874)	5,211	(4,539)	(202)	—	(666)	(31,327)	(44)	(32,037)	(32,239)	35,490	3,251	—	(47)	(2,112)	(2,159)
Invesco VI American Value (Pinnacle Plus Reduced M&E)	(163)	1,629	889	2,355	—	(1,121)	26,025	(42)	24,862	27,217	—	27,217	—	(67)	1,593	1,526
Invesco VI American Value (Pinnacle V)	(19,073)	171,608	(50,677)	101,858	579,359	(49,405)	72,471	(10,089)	592,336	694,194	1,135,766	1,829,960	36,240	(3,769)	4,643	37,114
Invesco VI Comstock (AdvantEdge)	(2,604)	43,307	(6,160)	34,543	55,699	(5,404)	54,515	(1,223)	103,587	138,130	371,007	509,137	3,901	(449)	3,725	7,177
Invesco VI Comstock (AnnuiChoice)	264	42,514	(12,611)	30,167	94	(74,184)	35,566	(907)	(39,431)	(9,264)	387,690	378,426	4	(3,047)	1,435	(1,608)
Invesco VI Comstock (AnnuiChoice II)	(189)	62,470	14,045	76,326	146,055	(33,904)	(34,283)	(2,863)	75,005	151,331	935,248	1,086,579	9,838	(2,453)	(2,459)	4,926
Invesco VI Comstock (Grandmaster)	(1,195)	62,835	(45,908)	15,732	—	(87,956)	(23,731)	(38)	(111,725)	(95,993)	326,463	230,470	—	(3,903)	(1,128)	(5,031)
Invesco VI Comstock (GrandMaster flex3)	(542)	6,224	(2,849)	2,833	684	(36,162)	(52,496)	(41)	(88,015)	(85,182)	155,974	70,792	29	(1,649)	(2,505)	(4,125)
Invesco VI Comstock (IQ Advisor Standard)	691	3,092	7,613	11,396	—	(8,928)	128,282	—	119,354	130,750	8,881	139,631	—	(436)	6,633	6,197
Invesco VI Comstock (IQ Annuity)	(1,628)	16,792	17,960	33,124	—	(32,943)	10,784	(160)	(22,319)	10,805	450,939	461,744	—	(1,445)	472	(973)
Invesco VI Comstock (Pinnacle)	(518)	4,240	10,613	14,335	240	(8,808)	4,466	(141)	(4,243)	10,092	187,805	197,897	10	(384)	198	(176)
Invesco VI Comstock (Pinnacle IV)	(1,364)	21,285	5,476	25,397	387	(47,491)	5,521	(222)	(41,805)	(16,408)	352,597	336,189	17	(2,061)	236	(1,808)
Invesco VI Comstock (Pinnacle Plus)	(552)	18,164	(11,344)	6,268	—	(29,793)	(18,485)	(228)	(48,506)	(42,238)	98,727	56,489	—	(1,399)	(916)	(2,315)
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	2	463	78	543	—	(8,752)	3,422	(10)	(5,340)	(4,797)	15,790	10,993	—	(544)	199	(345)
Invesco VI Comstock (Pinnacle V)	(11,191)	40,935	215,391	245,135	1,429,733	(123,945)	55,437	(21,779)	1,339,446	1,584,581	2,659,400	4,243,981	112,428	(11,466)	4,476	105,438
Invesco VI International Growth Class II (Advantedge)	(524)	1,238	(4,578)	(3,864)	6,500	(190)	7,811	(3,313)	10,808	6,944	250,411	257,355	580	(312)	710	978
Invesco VI International Growth Class II (IQ Advisor Enhanced)	967	5,164	(8,781)	(2,650)	77,966	(7,630)	14,245	(788)	83,793	81,143	213,587	294,730	6,983	(733)	1,229	7,479
Invesco VI International Growth Class II (Pinnacle)	(9)	495	(1,045)	(559)	—	(1,463)	14,862	(9)	13,390	12,831	35,680	48,511	—	(129)	1,336	1,207
Invesco VI International Growth Class II (Pinnacle Plus)	(243)	14,802	(12,033)	2,526	—	(46,888)	63,952	(1)	17,063	19,589	54,858	74,447	—	(4,028)	5,860	1,832
Invesco VI International Growth Class II (Pinnacle V)	1,490	4,726	(33,816)	(27,600)	580,788	(23,550)	90,573	(5,075)	642,736	615,136	494,822	1,109,958	51,144	(2,543)	8,035	56,636
Invesco VI International Growth II (Annuichoice)	1,277	1,441	194	2,912	94	—	116,904	(3)	116,995	119,907	39,233	159,140	8	—	10,715	10,723
Invesco VI International Growth II (Grandmaster)	(80)	2,256	(2,389)	(213)	—	(2,256)	(35,972)	(17)	(38,245)	(38,458)	49,667	11,209	—	(201)	(3,216)	(3,417)
Invesco VI International Growth II (Grandmaster flex3)	(4)	2	36	34	—	—	5,212	—	5,212	5,246	—	5,246	—	—	477	477
Templeton Foreign VIP Fund (IQ Annuity)	1,806	37,001	(94,346)	(55,539)	2,878	(46,364)	57,107	(394)	13,227	(42,312)	443,790	401,478	138	(2,063)	2,565	640
Templeton Foreign VIP Fund (Pinnacle)	6,001	78,013	(155,079)	(71,065)	24,741	(149,208)	51,070	(258)	(73,655)	(144,720)	657,134	512,414	1,052	(6,432)	2,237	(3,143)
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E)	134	39	(2,351)	(2,178)	—	—	—	(30)	(30)	(2,208)	18,007	15,799	—	—	(1)	(1)
Templeton Foreign VIP Fund (Pinnacle IV)	4,641	126,650	(262,663)	(131,372)	702	(269,016)	(49,323)	(399)	(318,036)	(449,408)	1,295,572	846,164	32	(12,060)	(2,384)	(14,412)
Templeton Foreign VIP Fund (Pinnacle V)	6,245	47,380	(454,014)	(400,389)	989,423	(137,606)	368,514	(11,665)	1,208,666	808,277	2,322,656	3,130,933	91,785	(13,990)	36,487	114,282
Templeton Foreign VIP Fund (AnnuiChoice)	4,942	62,146	(118,189)	(51,101)	110	(133,883)	124,628	(533)	(9,678)	(60,779)	454,437	393,658	5	(5,558)	5,262	(291)
Templeton Foreign VIP Fund (AnnuiChoice II)	6,622	25,506	(157,401)	(125,273)	137,949	(57,695)	(13,506)	(1,892)	64,856	(60,417)	1,000,684	940,267	10,526	(4,468)	(873)	5,185
Templeton Foriegn VIP Fund (AdvantEdge)	2,397	6,499	(117,439)	(108,543)	54,050	(20,366)	23,167	(4,227)	52,624	(55,919)	834,397	778,478	4,752	(2,164)	2,236	4,824

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Foriegn VIP Fund (Grandmaster)	$4,162	$35,905	$(89,756)	$(49,689)	$—	$(78,389)	$36,247	$(108)	$(42,250)	$(91,939)	$442,139	$350,200	—	(3,431)	1,584	(1,847)
Templeton Foriegn VIP Fund (GrandMaster flex3)	1,449	26,728	(75,700)	(47,523)	12,896	(48,424)	(33,148)	(405)	(69,081)	(116,604)	434,361	317,757	578	(2,207)	(1,520)	(3,149)
Templeton Foriegn VIP Fund (IQ Advisor Standard)	1,726	46	(17,042)	(15,270)	—	(6,953)	80,221	—	73,268	57,998	57,152	115,150	—	(353)	4,126	3,773
Templeton Foriegn VIP Fund (Pinnacle Plus)	865	42,328	(80,792)	(37,599)	—	(46,614)	(98,935)	(308)	(145,857)	(183,456)	416,358	232,902	1	(2,344)	(4,814)	(7,157)
Templeton Foriegn VIP Fund (Pinnacle Plus Reduced M&E)	1,147	43	(15,126)	(13,936)	1,400	—	114,089	(49)	115,440	101,504	19,220	120,724	108	(4)	9,096	9,200
Templeton Global Bond VIP Fund (Grandmaster)	1,114	(3,356)	2,031	(211)	—	(32,010)	7,636	(48)	(24,422)	(24,633)	59,998	35,365	—	(3,594)	1,048	(2,546)
Templeton Global Bond VIP Fund (GrandMaster flex3)	2,471	500	(2,492)	479	2,473	(452)	11,700	(4)	13,717	14,196	59,815	74,011	247	(46)	1,239	1,440
Templeton Global Bond VIP Fund (Pinnacle V)	12,116	(12,272)	2,595	2,439	—	(75,258)	(11,367)	(35)	(86,660)	(84,221)	346,109	261,888	—	(7,613)	(1,135)	(8,748)
Templeton Global Bond VIP Fund (Advantedge)	701	15	(668)	48	—	(478)	586	(4)	104	152	19,950	20,102	—	(48)	59	11
Templeton Global Bond VIP Fund (Pinnacle IV)	86,670	(13,323)	(71,089)	2,258	1,093,319	(87,378)	47,647	(1,665)	1,051,923	1,054,181	1,858,171	2,912,352	111,692	(9,034)	4,952	107,610
Templeton Global Bond VIP Fund (Annuichoice)	2,909	8	(3,135)	(218)	63	—	45,296	(3)	45,356	45,138	75,704	120,842	6	—	4,517	4,523
Templeton Global Bond VIP Fund (AnnuiChoice II)	4,899	(164)	(3,957)	778	6,184	(388)	2,090	(167)	7,719	8,497	117,663	126,160	628	(56)	214	786
Templeton Growth VIP Fund (AdvantEdge)	(285)	7,666	(18,653)	(11,272)	—	(7,435)	(58,756)	(714)	(66,905)	(78,177)	201,761	123,584	—	(682)	(5,314)	(5,996)
Templeton Growth VIP Fund (AnnuiChoice)	1,070	45,011	(55,928)	(9,847)	19,690	(104,531)	45,965	(628)	(39,504)	(49,351)	326,410	277,059	928	(4,813)	2,078	(1,807)
Templeton Growth VIP Fund (AnnuiChoice II)	556	1,839	(14,737)	(12,342)	24,575	(6,843)	23,900	(720)	40,912	28,570	273,555	302,125	1,933	(605)	1,961	3,289
Templeton Growth VIP Fund (Grandmaster)	(32)	83	(11,679)	(11,628)	—	(13,474)	982	(90)	(12,582)	(24,210)	299,973	275,763	—	(653)	50	(603)
Templeton Growth VIP Fund (GrandMaster flex3)	(737)	66,012	(82,737)	(17,462)	561	(62,012)	(79,983)	(439)	(141,873)	(159,335)	636,201	476,866	27	(3,078)	(3,834)	(6,885)
Templeton Growth VIP Fund (IQ Annuity)	(635)	16,330	(36,392)	(20,697)	3,442	(50,874)	29,607	(365)	(18,190)	(38,887)	521,832	482,945	169	(2,518)	1,480	(869)
Templeton Growth VIP Fund (Pinnacle)	(210)	(14,817)	(20,473)	(35,500)	180	(57,374)	(82,758)	(238)	(140,190)	(175,690)	1,038,539	862,849	9	(2,810)	(3,969)	(6,770)
Templeton Growth VIP Fund (Pinnacle IV)	3,580	51,698	(191,353)	(136,075)	4,160	(150,523)	(1,235,000)	(303)	(1,381,666)	(1,517,741)	2,099,791	582,050	204	(7,385)	(66,538)	(73,719)
Templeton Growth VIP Fund (Pinnacle Plus)	(1,465)	87,094	(112,168)	(26,539)	—	(67,540)	(69,626)	(781)	(137,947)	(164,486)	522,835	358,349	—	(3,765)	(4,282)	(8,047)
Templeton Growth VIP Fund (Pinnacle V)	12,149	73,210	(362,295)	(276,936)	148,141	(217,498)	(2,174,478)	(968)	(2,244,803)	(2,521,739)	3,617,390	1,095,651	14,074	(21,541)	(230,632)	(238,099)
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	9,972	2,840	(10,488)	2,324	10,000	(15,141)	25,140	(1,357)	18,642	20,966	262,671	283,637	775	(1,236)	1,834	1,373
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	4,631	(3,363)	1,376	2,644	200	(16,513)	(10,882)	(216)	(27,411)	(24,767)	132,146	107,379	14	(1,209)	(800)	(1,995)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	8,519	3,385	(7,403)	4,501	1,801	(22,373)	(2,649)	(491)	(23,712)	(19,211)	205,992	186,781	134	(1,636)	(183)	(1,685)
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	6,010	3,889	(3,782)	6,117	200	(18,924)	(68,395)	(202)	(87,321)	(81,204)	194,994	113,790	15	(1,411)	(5,006)	(6,402)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	2,741	562	(1,707)	1,596	—	(17,262)	(12,463)	(46)	(29,771)	(28,175)	93,155	64,980	—	(761)	(559)	(1,320)
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	7,028	2,591	(6,743)	2,876	2,881	(24,301)	14,287	(111)	(7,244)	(4,368)	178,804	174,436	128	(1,072)	633	(311)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	15,509	7,097	(12,705)	9,901	323	(80,090)	(38,525)	(107)	(118,399)	(108,498)	410,336	301,838	24	(5,868)	(2,823)	(8,667)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	3,409	795	(2,484)	1,720	—	(16,506)	(15,394)	(114)	(32,014)	(30,294)	96,707	66,413	1	(875)	(780)	(1,654)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	435	(20)	(990)	(575)	—	(1,168)	21,839	(23)	20,648	20,073	—	20,073	—	(106)	1,962	1,856
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	14,508	(6,378)	(3,663)	4,467	16,280	(15,141)	(88,364)	(629)	(87,854)	(83,387)	446,845	363,458	1,222	(1,190)	(6,889)	(6,857)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	(5,841)	8,732	(34,979)	(32,088)	3,500	(7,589)	(19,564)	(3,199)	(26,852)	(58,940)	489,989	431,049	421	(1,278)	(2,821)	(3,678)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	(2,515)	9,631	(17,953)	(10,837)	10,998	(19,488)	(84,998)	(381)	(93,869)	(104,706)	258,706	154,000	312	(576)	(2,463)	(2,727)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	(2,561)	(26)	(13,638)	(16,225)	25,329	(37,750)	13,993	(614)	958	(15,267)	310,013	294,746	1,882	(2,813)	1,112	181
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	(2,036)	3,628	(13,782)	(12,190)	—	(11,447)	(34,252)	(88)	(45,787)	(57,977)	233,643	175,666	—	(339)	(1,055)	(1,394)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	(2,925)	13,644	(24,547)	(13,828)	200	(16,376)	(59,360)	(180)	(75,716)	(89,544)	271,685	182,141	6	(506)	(1,857)	(2,357)
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)	(145)	(101)	(2,355)	(2,601)	—	(2,898)	—	—	(2,898)	(5,499)	54,051	48,552	—	(116)	—	(116)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	(3,185)	6,785	(19,003)	(15,403)	7,322	(8,972)	(9,412)	(352)	(11,414)	(26,817)	285,573	258,756	217	(283)	(248)	(314)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	(4,928)	23,847	(45,245)	(26,326)	6,497	(97,288)	(17,871)	(200)	(108,862)	(135,188)	554,866	419,678	182	(2,802)	(612)	(3,232)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	(9,413)	36,550	(68,378)	(41,241)	1,563	(232,634)	(36,650)	(546)	(268,267)	(309,508)	977,814	668,306	47	(6,900)	(1,152)	(8,005)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	(3,718)	959	(18,455)	(21,214)	—	(6,593)	32,364	(643)	25,128	3,914	267,483	271,397	1	(250)	1,007	758
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	(58)	156	(123)	(25)	—	(13,192)	2,463	(15)	(10,744)	(10,769)	14,117	3,348	—	(1,379)	279	(1,100)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	(17,007)	14,207	(112,405)	(115,205)	119,269	(101,766)	477,332	(3,540)	491,295	376,090	1,108,718	1,484,808	12,519	(10,910)	47,534	49,143
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	(1,088)	65,031	(4,561)	59,382	—	(55,016)	(102,371)	(345)	(157,732)	(98,350)	293,126	194,776	1	(2,104)	(4,106)	(6,209)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	206	2,240	16,925	19,371	700	(2,100)	60,841	(42)	59,399	78,770	31,047	109,817	50	(140)	4,498	4,408
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	(1,629)	20,873	83,459	102,703	7,500	(10,087)	(33,705)	(2,766)	(39,058)	63,645	386,676	450,321	597	(950)	(2,464)	(2,817)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	1,160	22,002	40,043	63,205	1,822	(38,226)	29,040	(377)	(7,741)	55,464	219,219	274,683	172	(3,492)	2,800	(520)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	239	28,993	60,602	89,834	27,660	(42,030)	(6,301)	(922)	(21,593)	68,241	328,700	396,941	2,676	(4,169)	(507)	(2,000)
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	(586)	14,844	44,493	58,751	—	(46,183)	145,159	(92)	98,884	157,635	183,293	340,928	—	(1,531)	4,663	3,132
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	(844)	15,035	40,071	54,262	180	(14,270)	(42,128)	(123)	(56,341)	(2,079)	215,084	213,005	15	(1,398)	(3,957)	(5,340)
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)	565	38,690	(11,634)	27,621	—	(2,423)	(162,830)	—	(165,253)	(137,632)	242,047	104,415	—	(100)	(7,324)	(7,424)
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	(654)	28,571	29,402	57,319	235	(54,169)	(3,617)	(320)	(57,871)	(552)	229,903	229,351	9	(1,826)	(78)	(1,895)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(1,949)	174,903	727	173,681	6,926	(180,541)	(69,539)	(309)	(243,463)	(69,782)	750,500	680,718	685	(17,596)	(7,087)	(23,998)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	(7,978)	116,970	264,110	373,102	352,087	(147,398)	322,193	(5,126)	521,756	894,858	1,185,071	2,079,929	31,793	(13,531)	28,360	46,622
	—	—						—							—

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	$(1,963)	$21,645	$(10,925)	$8,757	$5,200	$(6,007)	$1,924	$(672)	$445	$9,202	$120,335	$129,537	436	(538)	178	76
BlackRock Capital Appreciation VI (AnnuiChoice II)	(6,897)	115,069	(65,617)	42,555	52,320	(24,192)	(68,054)	(1,933)	(41,859)	696	622,069	622,765	4,241	(2,120)	(5,455)	(3,334)
BlackRock Capital Appreciation VI (Annuichoice)	(484)	8,058	(4,200)	3,374	—	(3,369)	—	(48)	(3,417)	(43)	48,935	48,892	—	(274)	—	(274)
BlackRock Capital Appreciation VI (Grandmaster flex3)	(117)	3,808	(3,030)	661	—	—	27,643	—	27,643	28,304	—	28,304	—	—	2,140	2,140
BlackRock Capital Appreciation VI Class III (Grandmaster)	(836)	12,324	(4,302)	7,186	—	(1,296)	44,752	(1)	43,455	50,641	28,519	79,160	—	(106)	3,755	3,649
BlackRock Capital Appreciation VI Class III (Pinnacle)	(583)	7,409	(3,608)	3,218	—	(554)	2,508	—	1,954	5,172	41,207	46,379	—	(44)	213	169
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	(465)	13,993	(10,778)	2,750	—	(4,304)	80,791	(7)	76,480	79,230	19,542	98,772	—	(346)	6,211	5,865
BlackRock Capital Appreciation VI Class III (Pinnacle V)	(27,468)	323,370	(162,265)	133,637	374,717	(90,146)	20,529	(10,128)	294,972	428,609	1,491,340	1,919,949	30,686	(7,988)	1,958	24,656
BlackRock Global Allocation VI (Advantedge)	2,206	31,064	(32,196)	1,074	—	(980)	724	(764)	(1,020)	54	350,994	351,048	—	(159)	67	(92)
BlackRock Global Allocation VI (AnnuiChoice II)	8,156	74,575	(76,729)	6,002	2,286	(17,663)	851	(919)	(15,445)	(9,443)	807,593	798,150	203	(1,629)	20	(1,406)
BlackRock Global Allocation VI (Annuichoice)	1,178	28,328	(30,699)	(1,193)	—	(9,139)	(146,364)	(43)	(155,546)	(156,739)	237,941	81,202	—	(820)	(13,434)	(14,254)
BlackRock Global Allocation VI (Grandmaster flex3)	1,851	17,113	(17,429)	1,535	—	(27,448)	73,136	(171)	45,517	47,052	117,906	164,958	—	(2,513)	6,783	4,270
BlackRock Global Allocation VI (Grandmaster)	288	2,600	(2,705)	183	—	(96)	2,305	(8)	2,201	2,384	27,408	29,792	—	(9)	212	203
BlackRock Global Allocation VI Class III (Pinnacle)	2,305	25,529	(26,134)	1,700	—	(2,942)	(3,681)	(7)	(6,630)	(4,930)	272,072	267,142	—	(268)	(318)	(586)
BlackRock Global Allocation VI Class III (Pinnacle IV)	4,239	24,857	(30,443)	(1,347)	—	(4,899)	281,400	(34)	276,467	275,120	24,725	299,845	—	(442)	25,526	25,084
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)	264	2,026	(2,103)	187	—	—	—	—	—	187	22,863	23,050	—	—	—	—
BlackRock Global Allocation VI Class III (Pinnacle V)	2,846	39,035	(40,136)	1,745	18,579	(26,737)	155,133	(223)	146,752	148,497	252,696	401,193	1,693	(2,437)	14,258	13,514
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	(439)	1,560	9,504	10,625	293,602	(1,328)	35,103	(726)	326,651	337,276	53,533	390,809	28,356	(192)	3,378	31,542
TOPS Managed Risk Moderate Growth ETF (Pinnacle V)	88	209	(740)	(443)	—	—	19,024	—	19,024	18,581	—	18,581	—	—	1,751	1,751
TOPS Managed Risk Moderate Growth ETF (Annuichoice)	15	96	225	336	—	(404)	7,128	(50)	6,674	7,010	—	7,010	—	(43)	699	656
TOPS Managed Risk Moderate Growth ETF (Advantedge)	6	901	(752)	155	—	—	60,404	—	60,404	60,559	17,181	77,740	—	—	5,703	5,703
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)	777	17,770	(28,512)	(9,965)	939,962	(7,463)	5,144	(4,611)	933,032	923,067	—	923,067	99,786	(13,205)	546	87,127
Non-Affiliated Class 4:
American Funds Global Growth (AnnuiChoice II)	98	1,509	(1,329)	278	1,200	(550)	22,091	(2)	22,739	23,017	—	23,017	115	(52)	2,116	2,179
American Funds Global Growth (GrandMaster)	9	65	(59)	15	—	(28)	692	—	664	679	—	679	—	(4)	68	64
American Funds Global Growth (Pinnacle)	23	1	91	115	—	—	7,657	—	7,657	7,772	—	7,772	—	—	737	737
American Funds Global Growth (Pinnacle IV)	87	1,908	(2,036)	(41)	—	—	19,990	—	19,990	19,949	—	19,949	—	—	1,894	1,894
American Funds Global Growth (Pinnacle V)	174	2,105	(2,290)	(11)	40,999	—	37,959	(121)	78,837	78,826	—	78,826	3,891	—	3,602	7,493
American Funds Growth (AdvantEdge)	(10)	578	188	756	7,500	—	4,130	(52)	11,578	12,334	—	12,334	709	—	401	1,110
American Funds Growth (AnnuiChoice II)	506	62	464	1,032	39,705	—	1,927	(2)	41,630	42,662	—	42,662	3,645	—	177	3,822
American Funds Growth (GrandMaster)	29	559	184	772	—	(259)	11,611	—	11,352	12,124	—	12,124	—	(26)	1,114	1,088
American Funds Growth (GrandMaster flex3)	(23)	493	455	925	—	—	9,593	(16)	9,577	10,502	—	10,502	—	—	945	945
American Funds Growth (Pinnacle)	22	130	370	522	—	(77)	10,438	—	10,361	10,883	—	10,883	—	(7)	984	977
American Funds Growth (Pinnacle IV)	167	4	1,330	1,501	—	—	31,563	(4)	31,559	33,060	—	33,060	—	—	2,971	2,971
American Funds Growth (Pinnacle V)	1,785	3,985	17,451	23,221	271,787	(7,066)	202,795	(145)	467,371	490,592	—	490,592	25,547	(470)	19,062	44,139
American Funds Growth-Income (AdvantEdge)	(60)	3,248	3,722	6,910	—	(2,549)	57,809	(557)	54,703	61,613	—	61,613	—	(549)	5,984	5,435
American Funds Growth-Income (AnnuiChoice)	69	1	131	201	—	—	10,000	(11)	9,989	10,190	—	10,190	—	—	893	893
American Funds Growth-Income (AnnuiChoice II)	141	778	393	1,312	—	(575)	22,998	(1)	22,422	23,734	—	23,734	—	(54)	2,138	2,084
American Funds Growth-Income (GrandMaster)	506	321	(435)	392	—	(2,504)	72,750	(10)	70,236	70,628	—	70,628	—	(214)	6,428	6,214
American Funds Growth-Income (GrandMaster flex3)	244	1	7	252	2,473	—	26,311	—	28,784	29,036	—	29,036	220	—	2,340	2,560
American Funds Growth-Income (Pinnacle)	80	375	819	1,274	—	(2,330)	22,744	(11)	20,403	21,677	—	21,677	—	(217)	2,124	1,907
American Funds Growth-Income (Pinnacle IV)	406	1,479	(788)	1,097	—	(1,081)	54,057	(1)	52,975	54,072	—	54,072	—	(97)	4,860	4,763
American Funds Growth-Income (Pinnacle V)	2,851	22,789	13,431	39,071	655,682	(19,983)	185,657	(821)	820,535	859,606	—	859,606	59,810	(953)	16,935	75,792
American Funds Managed Risk Asset Allocation (AdvantEdge)	(1,678)	157	5,156	3,635	48,300	(2,606)	118,560	(897)	163,357	166,992	—	166,992	4,752	(357)	11,665	16,060
American Funds Managed Risk Asset Allocation (AnnuiChoice)	(86)	14	376	304	—	(400)	13,128	(54)	12,674	12,978	—	12,978	—	(45)	1,285	1,240
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	(1,039)	193	1,669	823	291,000	(1,324)	15,632	(764)	304,544	305,367	—	305,367	27,932	(205)	1,500	29,227
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	(169)	143	79	53	—	—	17,655	(16)	17,639	17,692	—	17,692	—	—	1,701	1,701
American Funds Managed Risk Asset Allocation (Pinnacle IV)	(273)	33	180	(60)	—	(1,038)	41,213	(1)	40,174	40,114	—	40,114	—	(99)	3,951	3,852
American Funds Managed Risk Asset Allocation (Pinnacle V)	(3,852)	492	5,383	2,023	523,658	(2,483)	13,408	(2,572)	532,011	534,034	—	534,034	50,546	(508)	1,294	51,332
American Funds New World (AdvantEdge)	(25)	1,474	(2,436)	(987)	15,000	—	1,802	(104)	16,698	15,711	—	15,711	1,505	—	181	1,686
American Funds New World (AnnuiChoice)	19	556	(1,084)	(509)	—	—	5,745	—	5,745	5,236	—	5,236	—	—	558	558
American Funds New World (AnnuiChoice II)	12	541	(1,064)	(511)	—	—	5,600	(2)	5,598	5,087	—	5,087	—	—	543	543
American Funds New World (GrandMaster flex3)	(4)	1,007	(1,494)	(491)	—	—	12,988	(17)	12,971	12,480	—	12,480	—	—	1,338	1,338
American Funds New World (Pinnacle V)	92	(30)	(4,939)	(4,877)	36,730	(42)	5,049	(96)	41,641	36,764	—	36,764	3,478	(14)	478	3,942
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	(2,735)	75,533	(56,995)	15,803	6,945	(52,591)	(2,587)	(289)	(48,522)	(32,719)	580,587	547,868	295	(2,291)	(157)	(2,153)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class A (continued):
Deutsche Small Cap Index VIP (Pinnacle IV)	$(165)	$2,028	$(804)	$1,059	$—	$(396)	$35	$(8)	$(369)	$690	$33,630	$34,320	—	(19)	2	(17)
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	(13)	424	(142)	269	—	—	—	(8)	(8)	261	7,551	7,812	—	—	—	—
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	(1,997)	34,895	(25,947)	6,951	—	(49,429)	(31,905)	(75)	(81,409)	(74,458)	156,840	82,382	—	(3,413)	(2,864)	(6,277)
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	(1,062)	2,909	8,387	10,234	4,723	(7,935)	(1,078)	(230)	(4,520)	5,714	92,866	98,580	336	(571)	(75)	(310)
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	452	29,710	(8,817)	21,345	—	(12,573)	(162,343)	(54)	(174,970)	(153,625)	285,807	132,182	—	(861)	(11,665)	(12,526)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	(3,126)	48,696	(24,705)	20,865	42,193	(12,335)	(396,170)	(76)	(366,388)	(345,523)	425,463	79,940	3,261	(886)	(29,267)	(26,892)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	(3,473)	20,021	10,600	27,148	—	(3,396)	9,809	(3)	6,410	33,558	235,784	269,342	—	(245)	790	545
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	(1,043)	31,627	(18,108)	12,476	—	(61,159)	(26,402)	(17)	(87,578)	(75,102)	179,705	104,603	—	(4,570)	(1,893)	(6,463)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	(1,764)	13,097	(2,305)	9,028	—	(6,583)	34,736	(15)	28,138	37,166	97,976	135,142	—	(454)	2,281	1,827
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	(3,978)	32,384	(24,582)	3,824	—	(49,936)	(51,718)	(134)	(101,788)	(97,964)	230,206	132,242	—	(3,650)	(4,792)	(8,442)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	(7,885)	30,721	25,251	48,087	114,304	(12,246)	29,041	(758)	130,341	178,428	397,877	576,305	8,217	(957)	2,107	9,367
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	(3,239)	36,573	(29,416)	3,918	5,200	(6,518)	(1,240)	(1,597)	(4,155)	(237)	286,833	286,596	250	(393)	(60)	(203)
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	(2,741)	57,472	(46,665)	8,066	61,955	(13,964)	(9,850)	(1,142)	36,999	45,065	384,090	429,155	2,956	(713)	(487)	1,756
Columbia VIT Small Cap Value Class 2 (AnnuiChoice)	1,507	19,141	(16,040)	4,608	—	(4,871)	12,590	(45)	7,674	12,282	125,540	137,822	—	(230)	678	448
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	(588)	6,879	(5,483)	808	—	(762)	4,170	(3)	3,405	4,213	50,656	54,869	—	(37)	202	165
Columbia VIT Small Cap Value Class 2 (Grandmaster)	(342)	6,968	(5,992)	634	—	(16,075)	(3,311)	(7)	(19,393)	(18,759)	48,904	30,145	—	(758)	(159)	(917)
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	(741)	7,872	(6,318)	813	—	(41)	—	(42)	(83)	730	61,131	61,861	—	(4)	—	(4)
Columbia VIT Small Cap Value Class 2 (Pinnacle)	(365)	6,498	(5,580)	553	12,623	(25,444)	(876)	(28)	(13,725)	(13,172)	32,843	19,671	590	(1,186)	(47)	(643)
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	(566)	14,661	(13,515)	580	—	(13,829)	(11,898)	(2)	(25,729)	(25,149)	73,776	48,627	—	(646)	(594)	(1,240)
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	(11,627)	140,632	(111,997)	17,008	477,496	(41,869)	79,649	(5,993)	509,283	526,291	840,750	1,367,041	22,852	(2,307)	3,825	24,370
Deutsche Small Cap Index (AdvantEdge)	(128)	4,132	(6,609)	(2,605)	—	—	(53,581)	—	(53,581)	(56,186)	56,186	—	—	—	(3,498)	(3,498)
Deutsche Small Cap Index (AnnuiChoice II)	(881)	14,478	(7,162)	6,435	—	(3,581)	(2,391)	(73)	(6,045)	390	203,383	203,773	—	(235)	(151)	(386)
Deutsche Small Cap Index (AnnuiChoice)	(758)	25,485	(14,767)	9,960	221	(9,033)	(22,134)	(283)	(31,229)	(21,269)	313,591	292,322	10	(425)	(959)	(1,374)
Deutsche Small Cap Index (GrandMaster flex3)	(486)	10,585	(13,399)	(3,300)	—	(33,371)	(53,998)	(65)	(87,434)	(90,734)	141,656	50,922	—	(1,612)	(2,782)	(4,394)
Deutsche Small Cap Index (Grandmaster)	(1,379)	19,602	(15,283)	2,940	—	(2,901)	(86,041)	(35)	(88,977)	(86,037)	231,469	145,432	—	(156)	(4,472)	(4,628)
Deutsche Small Cap Index (IQ Advisor Standard)	20	2,387	(2,506)	(99)	—	(5,434)	—	—	(5,434)	(5,533)	5,533	—	—	(276)	—	(276)
Deutsche Small Cap Index (IQ3)	(981)	22,528	(17,973)	3,574	—	(23,961)	2,434	(149)	(21,676)	(18,102)	158,797	140,695	—	(1,154)	110	(1,044)
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	(116)	1,184	(191)	877	—	(499)	3,613	(36)	3,078	3,955	22,106	26,061	—	(32)	222	190
Deutsche Small Cap Index (Pinnacle Plus)	(476)	6,998	(5,228)	1,294	—	(2,724)	(2,873)	(50)	(5,647)	(4,353)	52,364	48,011	—	(126)	(131)	(257)
Deutsche Small Cap Index VIP (Pinnacle IV)	(2,393)	34,590	(24,202)	7,995	300	(26,215)	(43,647)	(148)	(69,710)	(61,715)	369,411	307,696	14	(1,266)	(2,075)	(3,327)
Deutsche Small Cap Index VIP (Pinnacle V)	(3,952)	60,475	(46,085)	10,438	34,412	(68,979)	(8,395)	(462)	(43,424)	(32,986)	434,346	401,360	2,543	(5,162)	(656)	(3,275)
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	5,693	962	(8,109)	(1,454)	—	—	(21,549)	(118)	(21,667)	(23,121)	173,531	150,410	—	(9)	(1,730)	(1,739)
Pimco VIT All Asset (IQ Annuity)	12,527	1,340	(19,003)	(5,136)	4,051	(9,605)	28,743	(188)	23,001	17,865	320,506	338,371	310	(785)	2,207	1,732
Pimco VIT All Asset (Pinnacle)	10,305	(1,544)	(10,985)	(2,224)	—	(5,476)	(67,376)	(58)	(72,910)	(75,134)	344,307	269,173	—	(434)	(5,447)	(5,881)
Pimco VIT All Asset (Pinnacle II Reduced M&E)	887	1	(1,029)	(141)	—	—	—	—	—	(141)	21,652	21,511	—	—	—	—
Pimco VIT All Asset (AnnuiChoice II)	7,478	(2,398)	(6,366)	(1,286)	15,527	(112,922)	98	(525)	(97,822)	(99,108)	281,897	182,789	1,208	(9,006)	41	(7,757)
Pimco VIT All Asset (AnnuiChoice)	7,209	117	(10,822)	(3,496)	15,511	(68,426)	(120,626)	(98)	(173,639)	(177,135)	354,177	177,042	1,189	(5,373)	(9,784)	(13,968)
Pimco VIT All Asset (GrandMaster flex3)	9,117	346	(7,328)	2,135	4,946	(26,553)	(143,251)	(87)	(164,945)	(162,810)	389,681	226,871	381	(2,077)	(11,421)	(13,117)
Pimco VIT All Asset (Grandmaster)	15,639	(35)	(18,527)	(2,923)	—	(18,740)	(8,848)	(49)	(27,637)	(30,560)	431,122	400,562	—	(1,795)	(383)	(2,178)
Pimco VIT All Asset (Pinnacle IV)	15,547	(6,388)	(12,371)	(3,212)	—	(45,832)	(107,541)	(80)	(153,453)	(156,665)	520,098	363,433	—	(3,698)	(8,652)	(12,350)
Pimco VIT All Asset (Pinnacle Plus)	800	(251)	(908)	(359)	—	(969)	126	(19)	(862)	(1,221)	21,944	20,723	—	(80)	1	(79)
Pimco VIT All Asset (Pinnacle V)	15,255	932	(21,368)	(5,181)	6,282	(1,528)	7,075	(298)	11,531	6,350	412,741	419,091	493	(142)	543	894
Pimco VIT Commodity Real Return (Pinnacle)	(476)	(2,458)	(572)	(3,506)	—	(33,163)	(1,018)	(15)	(34,196)	(37,702)	60,774	23,072	—	(4,837)	(99)	(4,936)
Pimco VIT Commodity Real Return (Pinnacle IV)	(3,689)	(47,816)	3,880	(47,625)	—	(40,345)	(54,653)	(112)	(95,110)	(142,735)	333,083	190,348	—	(6,427)	(8,303)	(14,730)
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)	(30)	(101)	(508)	(639)	—	(319)	—	(8)	(327)	(966)	3,614	2,648	—	(49)	—	(49)
Pimco VIT Commodity Real Return (Pinnacle V)	(13,423)	(88,596)	(125,624)	(227,643)	219,220	(36,382)	(26,575)	(3,128)	153,135	(74,508)	938,232	863,724	33,571	(6,148)	(5,783)	21,640
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	(5,306)	(16,558)	(55,221)	(77,085)	13,500	(23,665)	22,744	(2,507)	10,072	(67,013)	395,187	328,174	2,009	(3,839)	4,099	2,269
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	(2,572)	(17,178)	(34,277)	(54,027)	22,838	(30,593)	12,013	(687)	3,571	(50,456)	282,180	231,724	3,366	(4,371)	1,893	888
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	(355)	(2,710)	(5,514)	(8,579)	200	(5,075)	672	(93)	(4,296)	(12,875)	49,673	36,798	30	(735)	101	(604)
Pimco VIT Commodity Real Return Strategy (Grandmaster)	(417)	(8,604)	3,680	(5,341)	—	(18,942)	6,239	(14)	(12,717)	(18,058)	47,430	29,372	—	(2,688)	1,017	(1,671)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	(4,894)	(21,496)	(48,182)	(74,572)	125	(52,800)	(11,291)	(642)	(64,608)	(139,180)	441,620	302,440	19	(8,131)	(1,885)	(9,997)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	(1,932)	(45,948)	38,877	(9,003)	200	(22,602)	(109,551)	(28)	(131,981)	(140,984)	192,492	51,508	38	(3,273)	(16,747)	(19,982)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	(445)	(1,856)	(5,061)	(7,362)	—	(556)	5,626	(45)	5,025	(2,337)	26,968	24,631	—	(93)	692	599
Pimco VIT Long Term Government (Pinnacle)	394	(221)	6,525	6,698	—	—	(80,461)	—	(80,461)	(73,763)	73,763	—	—	—	(8,727)	(8,727)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Long Term Government (Pinnacle IV)	$20	$1	$444	$465	$—	$—	$12,491	$—	$12,491	$12,956	$—	$12,956	—	—	1,260	1,260
Pimco VIT Long Term Government (Annuichoice)	314	(218)	4,225	4,321	—	(30,575)	68,165	(31)	37,559	41,880	—	41,880	—	(3,395)	7,425	4,030
Pimco VIT Long Term Government (AnnuiChoice II)	23	(10)	438	451	—	—	(217)	(20)	(237)	214	2,074	2,288	—	(2)	(22)	(24)
Pimco VIT Low Duration (AnnuiChoice II)	(1,666)	(1,328)	(1,838)	(4,832)	36,953	(200,652)	805,237	(1,450)	640,088	635,256	1,303,530	1,938,786	3,184	(17,364)	69,634	55,454
Pimco VIT Low Duration (AnnuiChoice)	8	198	(319)	(113)	—	(31,986)	(45,632)	(358)	(77,976)	(78,089)	247,442	169,353	—	(2,752)	(3,867)	(6,619)
Pimco VIT Low Duration (GrandMaster flex3)	(16,973)	25,398	(20,451)	(12,026)	—	(332,361)	10,764,037	(240)	10,431,436	10,419,410	322,070	10,741,480	3	(29,191)	953,522	924,334
Pimco VIT Low Duration (Grandmaster)	(1,993)	6,143	(6,643)	(2,493)	—	(35,595)	611,213	(86)	575,532	573,039	459,991	1,033,030	—	(3,118)	53,503	50,385
Pimco VIT Low Duration (IQ Annuity)	(1,935)	5,298	(7,046)	(3,683)	236	(18,169)	854,407	(258)	836,216	832,533	275,434	1,107,967	21	(1,609)	75,101	73,513
Pimco VIT Low Duration (Pinnacle)	(4,460)	12,888	(10,704)	(2,276)	19,654	(254,467)	4,688,730	(83)	4,453,834	4,451,558	245,241	4,696,799	1,705	(22,150)	410,082	389,637
Pimco VIT Low Duration (Pinnacle IV)	(894)	1,222	(2,708)	(2,380)	364	(53,298)	278,625	(144)	225,547	223,167	155,725	378,892	32	(4,690)	24,482	19,824
Pimco VIT Low Duration (Pinnacle II Reduced M&E)	(5)	795	(566)	224	—	(2,328)	407,605	—	405,277	405,501	(138)	405,363	—	(200)	35,424	35,224
Pimco VIT Low Duration (AdvantEdge)	(388)	37	(528)	(879)	31,343	—	9,128	(136)	40,335	39,456	47,282	86,738	2,762	(12)	807	3,557
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	3	5	14	22	—	(1,954)	11,426	(7)	9,465	9,487	2,021	11,508	—	(190)	1,124	934
Pimco VIT Low Duration (Pinnacle Plus)	(390)	329	(498)	(559)	—	(748)	(17,528)	(143)	(18,419)	(18,978)	65,314	46,336	—	(79)	(1,563)	(1,642)
Pimco VIT Low Duration (Pinnacle V)	(2,544)	3,138	(4,297)	(3,703)	51,568	(27,377)	(78,684)	(151)	(54,644)	(58,347)	544,498	486,151	4,562	(2,427)	(6,936)	(4,801)
Pimco VIT Real Return (Pinnacle IV)	(142)	(7,915)	14,226	6,169	2,904	(37,057)	(75,402)	(29)	(109,584)	(103,415)	253,470	150,055	246	(3,072)	(6,265)	(9,091)
Pimco VIT Real Return (AdvantEdge)	(247)	(1,332)	2,784	1,205	—	(12,709)	270	(163)	(12,602)	(11,397)	84,104	72,707	—	(1,095)	23	(1,072)
Pimco VIT Real Return (AnnuiChoice II)	341	(13,665)	23,389	10,065	5,513	(129,556)	(29,403)	(275)	(153,721)	(143,656)	502,222	358,566	451	(10,697)	(2,437)	(12,683)
Pimco VIT Real Return (AnnuiChoice)	722	(10,571)	14,930	5,081	600	(42,949)	(2,852)	(74)	(45,275)	(40,194)	196,950	156,756	49	(3,529)	(139)	(3,619)
Pimco VIT Real Return (GrandMaster flex3)	(46)	(144)	5,732	5,542	—	(20,554)	(103,123)	(24)	(123,701)	(118,159)	182,240	64,081	—	(1,701)	(8,589)	(10,290)
Pimco VIT Real Return (Grandmaster)	(49)	(170)	1,767	1,548	—	—	—	(6)	(6)	1,542	96,859	98,401	—	—	—	—
Pimco VIT Real Return (IQ Annuity)	(110)	(4,228)	11,025	6,687	141	(73,363)	(25,389)	(177)	(98,788)	(92,101)	260,750	168,649	12	(6,033)	(2,109)	(8,130)
Pimco VIT Real Return (Pinnacle)	(107)	(14,533)	18,560	3,920	11,048	(82,072)	16,866	(51)	(54,209)	(50,289)	222,863	172,574	894	(6,755)	1,331	(4,530)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	51	114	67	232	—	(16,170)	22,171	(83)	5,918	6,150	7,159	13,309	—	(1,554)	2,134	580
Pimco VIT Real Return (Pinnacle Plus)	(227)	(5,002)	6,499	1,270	—	(420)	(40,157)	(110)	(40,687)	(39,417)	78,501	39,084	—	(45)	(3,429)	(3,474)
Pimco VIT Real Return (Pinnacle V)	(1,508)	(5,239)	13,868	7,121	70,469	(37,002)	(67,326)	(382)	(34,241)	(27,120)	533,948	506,828	5,869	(3,121)	(5,699)	(2,951)
Pimco VIT Total Return (Pinnacle V)	132,278	(2,039)	365,475	495,714	6,005,775	(1,212,591)	714,288	(108,574)	5,398,898	5,894,612	18,043,463	23,938,075	460,305	(101,483)	54,942	413,764
Pimco VIT Total Return (AdvantEdge)	33,566	17,509	116,539	167,614	107,140	(296,986)	304,487	(40,132)	74,509	242,123	6,522,765	6,764,888	8,317	(25,881)	23,550	5,986
Pimco VIT Total Return (AnnuiChoice II)	32,368	(8,760)	75,545	99,153	538,821	(321,872)	(286,537)	(11,243)	(80,831)	18,322	3,403,154	3,421,476	40,397	(24,961)	(21,585)	(6,149)
Pimco VIT Total Return (AnnuiChoice)	11,577	(8,939)	32,401	35,039	4,161	(189,136)	(5,198)	(1,518)	(191,691)	(156,652)	1,119,208	962,556	315	(14,337)	(240)	(14,262)
Pimco VIT Total Return (GrandMaster flex3)	3,061	(26,169)	45,225	22,117	200	(86,709)	(273,299)	(510)	(360,318)	(338,201)	934,776	596,575	15	(6,769)	(21,205)	(27,959)
Pimco VIT Total Return (Grandmaster)	14,385	(2,231)	39,309	51,463	150	(188,080)	174,573	(483)	(13,840)	37,623	1,844,686	1,882,309	12	(14,591)	13,554	(1,025)
Pimco VIT Total Return (IQ Annuity)	5,778	(6,067)	22,899	22,610	55,289	(73,638)	16,200	(491)	(2,640)	19,970	873,235	893,205	4,237	(5,743)	1,253	(253)
Pimco VIT Total Return (Pinnacle)	8,862	(4,444)	26,632	31,050	21,358	(172,325)	107,577	(210)	(43,600)	(12,550)	1,104,057	1,091,507	1,638	(13,298)	8,375	(3,285)
Pimco VIT Total Return (Pinnacle IV)	21,122	(5,276)	78,511	94,357	555	(444,118)	(138,981)	(648)	(583,192)	(488,835)	3,650,579	3,161,744	42	(33,834)	(10,541)	(44,333)
Pimco VIT Total Return (Pinnacle II Reduced M&E)	215	(1)	419	633	—	—	—	—	—	633	20,891	21,524	—	—	—	—
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	360	435	165	960	4,120	(32,086)	50,560	(64)	22,530	23,490	16,166	39,656	396	(3,134)	4,865	2,127
Pimco VIT Total Return (Pinnacle Plus)	3,622	(6,504)	24,781	21,899	360	(99,767)	110,654	(1,586)	9,661	31,560	825,499	857,059	28	(8,343)	9,206	891
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)	(1,174)	1,103	10,526	10,455	—	(12,604)	32,969	(8)	20,357	30,812	83,228	114,040	—	(1,751)	4,659	2,908
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)	(151)	(1,586)	2,106	369	—	(8,815)	3,946	(2)	(4,871)	(4,502)	13,993	9,491	—	(1,346)	553	(793)
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)	(5,519)	(4,032)	60,343	50,792	191,293	(20,760)	78,421	(1,470)	247,484	298,276	238,123	536,399	28,139	(3,242)	11,697	36,594
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	(2,744)	(2,712)	23,768	18,312	7,500	(1,271)	(3,633)	(1,098)	1,498	19,810	165,264	185,074	1,177	(345)	(456)	376
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	(826)	(1,462)	10,903	8,615	15,258	(3,684)	510	(345)	11,739	20,354	63,771	84,125	2,253	(601)	105	1,757
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	(4)	(35)	39	—	—	(553)	—	(2)	(555)	(555)	555	—	—	(80)	—	(80)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	(259)	(64)	2,194	1,871	—	(48)	—	(40)	(88)	1,783	17,956	19,739	—	(13)	—	(13)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	(143)	(29)	1,050	878	—	—	—	(1)	(1)	877	8,599	9,476	—	—	—	—
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	(2,810)	2,175	5,082	4,447	—	(44,003)	(911)	(1,291)	(46,205)	(41,758)	207,821	166,063	—	(5,353)	(99)	(5,452)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	(1,925)	2,138	4,922	5,135	—	(53,117)	5,438	(678)	(48,357)	(43,222)	177,480	134,258	—	(6,069)	626	(5,443)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	(458)	520	1,559	1,621	—	(3,528)	—	(55)	(3,583)	(1,962)	48,491	46,529	—	(411)	—	(411)
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	(79)	4	228	153	—	(61)	—	(6)	(67)	86	5,098	5,184	—	(8)	—	(8)
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	(742)	93	2,427	1,778	—	—	—	—	—	1,778	54,735	56,513	—	—	—	—
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	(548)	192	1,518	1,162	—	(912)	—	(13)	(925)	237	38,053	38,290	—	(109)	—	(109)
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	(3)	1	15	13	—	—	326	—	326	339	—	339	—	—	38	38
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	(1,082)	1,342	1,486	1,746	—	(23,353)	(3,462)	(20)	(26,835)	(25,089)	85,738	60,649	—	(2,732)	(396)	(3,128)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	(58)	95	(52)	(15)	—	(12,111)	—	(13)	(12,124)	(12,139)	13,011	872	—	(1,155)	—	(1,155)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	$(558)	$1,089	$268	$799	$—	$(20,589)	$10,381	$(33)	$(10,241)	$(9,442)	$38,386	$28,944	—	(2,464)	1,241	(1,223)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	(4,867)	3,097	7,726	5,956	3,017	(14,533)	(59,867)	(956)	(72,339)	(66,383)	295,845	229,462	354	(1,814)	(7,086)	(8,546)
Guggenheim VT Long Short Equity (AdvantEdge)	(322)	68	574	320	—	—	3,576	(68)	3,508	3,828	18,158	21,986	—	(7)	367	360
Guggenheim VT Long Short Equity (AnnuiChoice II)	(848)	853	1,255	1,260	620	(933)	1,544	(93)	1,138	2,398	73,992	76,390	63	(101)	154	116
Guggenheim VT Long Short Equity (AnnuiChoice)	(79)	168	49	138	—	(422)	768	(7)	339	477	7,845	8,322	—	(44)	77	33
Guggenheim VT Long Short Equity (GrandMaster flex3)	(135)	(2)	244	107	—	—	—	—	—	107	8,860	8,967	—	—	—	—
Guggenheim VT Long Short Equity (Grandmaster)	(35)	10	54	29	—	(210)	—	(3)	(213)	(184)	2,730	2,546	—	(22)	—	(22)
Guggenheim VT Long Short Equity (IQ Annuity)	(295)	1,591	(1,037)	259	46	(5,225)	39	(18)	(5,158)	(4,899)	25,035	20,136	5	(538)	4	(529)
Guggenheim VT Long Short Equity (Pinnacle)	(524)	234	864	574	—	(1,828)	326	—	(1,502)	(928)	39,232	38,304	—	(183)	34	(149)
Guggenheim VT Long Short Equity (Pinnacle IV)	(844)	8,672	(8,154)	(326)	2,904	(31,835)	(3,306)	(18)	(32,255)	(32,581)	72,532	39,951	290	(3,242)	(350)	(3,302)
Guggenheim VT Long Short Equity (Pinnacle Plus)	(185)	305	58	178	—	(537)	4,860	(12)	4,311	4,489	8,974	13,463	—	(60)	511	451
Guggenheim VT Long Short Equity (Pinnacle V)	(2,511)	4,402	5,745	7,636	56,944	(15,805)	100,967	(199)	141,907	149,543	135,459	285,002	5,876	(1,652)	10,444	14,668
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)	1,037	619	3,985	5,641	—	(5,043)	—	—	(5,043)	598	136,598	137,196	—	(186)	—	(186)
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	(342)	2,888	14,566	17,112	812	(11,129)	18,064	—	7,747	24,859	511,633	536,492	31	(424)	698	305
iShares Core Total US Bond Market ETF (Varoom GLWB 3)	246	58	1,301	1,605	—	—	—	—	—	1,605	40,328	41,933	—	—	—	—
iShares Core Total US Bond Market ETF (Varoom GLWB 5)	(1,074)	438	18,722	18,086	95,954	(9,720)	40,002	—	126,236	144,322	536,810	681,132	3,890	(396)	1,619	5,113
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	134	3,204	(55)	3,283	1,500	(21,567)	10,935	—	(9,132)	(5,849)	260,166	254,317	56	(807)	413	(338)
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	137	7	194	338	—	—	—	—	—	338	18,129	18,467	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	(624)	824	2,782	2,982	207,078	(11,705)	56,683	—	252,056	255,038	317,792	572,830	8,040	(454)	2,195	9,781
iShares Barclays TIPS Bond ETF (Varoom)	(619)	(2,847)	696	(2,770)	—	(6,255)	10,063	—	3,808	1,038	110,670	111,708	—	(231)	196	(35)
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	(575)	31	1,033	489	3,633	(324)	3,583	—	6,892	7,381	54,838	62,219	142	(12)	138	268
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	(16)	(42)	123	65	—	(1,127)	—	—	(1,127)	(1,062)	3,569	2,507	—	(47)	—	(47)
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	(776)	(106)	1,099	217	13,290	(975)	9,852	—	22,167	22,384	57,081	79,465	572	(41)	421	952
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	673	54	(713)	14	—	—	—	—	—	14	15,694	15,708	—	—	—	—
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,588	818	(2,746)	(340)	2,381	(2,752)	2,415	—	2,044	1,704	46,008	47,712	81	(92)	81	70
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	2,477	475	(3,404)	(452)	69,200	(3,575)	—	—	65,625	65,173	44,594	109,767	2,344	(120)	—	2,224
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	5,217	1,218	(9,637)	(3,202)	45,456	(6,780)	31,797	—	70,473	67,271	134,432	201,703	1,544	(231)	1,087	2,400
iShares S&P 500 Growth Index ETF (Varoom)	(412)	1,358	14,939	15,885	423	(1,252)	—	—	(829)	15,056	126,285	141,341	11	(33)	—	(22)
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	(6,568)	36,992	48,695	79,119	22,930	(33,329)	(51,370)	—	(61,769)	17,350	689,327	706,677	596	(869)	(1,309)	(1,582)
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	(130)	2,578	(1,440)	1,008	300	(5,144)	(659)	—	(5,503)	(4,495)	12,156	7,661	8	(136)	(17)	(145)
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	(534)	4,891	11,804	16,161	50,000	(12,704)	(1,507)	—	35,789	51,950	106,352	158,302	1,317	(338)	(39)	940
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	(29,808)	29,045	344,562	343,799	1,211,355	(26,686)	74,277	—	1,258,946	1,602,745	2,179,468	3,782,213	32,046	(706)	2,075	33,415
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	(804)	2,078	6,002	7,276	26,610	(3,776)	(731)	—	22,103	29,379	55,992	85,371	692	(104)	(15)	573
iShares Core S&P 500 Index ETF (Varoom)	591	5,354	33,710	39,655	1,270	(6,385)	—	—	(5,115)	34,540	345,573	380,113	33	(166)	—	(133)
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(39,783)	352,935	581,612	894,764	371,578	(300,191)	(495,790)	—	(424,403)	470,361	8,341,552	8,811,913	9,922	(7,991)	(12,739)	(10,808)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(5,293)	35,643	49,767	80,117	15,260	(27,431)	(47,440)	—	(59,611)	20,506	772,302	792,808	423	(730)	(1,228)	(1,535)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	710	19,954	53,855	74,519	124,383	(9,883)	85,364	—	199,864	274,383	591,343	865,726	3,139	(250)	2,087	4,976
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	(148,458)	137,346	2,996,993	2,985,881	11,511,375	(426,267)	789,904	—	11,875,012	14,860,893	20,741,995	35,602,888	300,416	(11,060)	21,180	310,536
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	(10,403)	32,292	132,586	154,475	701,763	(51,170)	125,931	—	776,524	930,999	1,050,054	1,981,053	18,298	(1,342)	3,340	20,296
iShares S&P 500 Value Index ETF (Varoom)	331	1,029	5,497	6,857	—	(1,830)	—	—	(1,830)	5,027	69,195	74,222	—	(50)	—	(50)
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	(680)	24,798	16,673	40,791	8,992	(27,405)	(19,799)	—	(38,212)	2,579	445,585	448,164	248	(742)	(518)	(1,012)
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(85)	1,322	1,635	2,872	8,924	(1,689)	(1,000)	—	6,235	9,107	29,857	38,964	233	(45)	(26)	162
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	798	1,171	12,728	14,697	50,000	(6,937)	109,202	—	152,265	166,962	33,629	200,591	1,288	(181)	2,813	3,920
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	(3,102)	31,525	95,154	123,577	461,954	(19,120)	45,299	—	488,133	611,710	1,023,381	1,635,091	11,949	(489)	1,169	12,629
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	(532)	2,191	7,660	9,319	16,476	(508)	(3,749)	—	12,219	21,538	99,922	121,460	417	(13)	(98)	306
iShares Core S&P MidCap Index ETF (Varoom)	(837)	2,704	14,999	16,866	423	(3,403)	—	—	(2,980)	13,886	219,282	233,168	11	(92)	1	(80)
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(23,836)	76,487	116,237	168,888	100,875	(89,659)	(25,742)	—	(14,526)	154,362	2,356,640	2,511,002	2,794	(2,482)	(658)	(346)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(3,424)	8,923	14,033	19,532	10,980	(8,643)	(1,958)	—	379	19,911	282,734	302,645	295	(242)	(42)	11
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	(1,072)	16,493	9,357	24,778	63,621	(4,422)	(2,747)	—	56,452	81,230	243,756	324,986	1,715	(116)	(53)	1,546
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	(85,085)	22,738	639,792	577,445	3,296,072	(117,479)	629,170	—	3,807,763	4,385,208	5,949,775	10,334,983	86,499	(3,064)	16,627	100,062
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	(4,461)	5,516	24,944	25,999	174,303	(9,517)	53,462	—	218,248	244,247	239,227	483,474	4,607	(254)	1,430	5,783
iShares Core S&P Small Cap Index ETF (Varoom)	(987)	28,293	(23,283)	4,023	212	(7,069)	(63,123)	—	(69,980)	(65,957)	204,117	138,160	6	(184)	(1,653)	(1,831)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(13,128)	34,347	20,960	42,179	50,437	(44,552)	38,424	—	44,309	86,488	1,184,595	1,271,083	1,338	(1,197)	1,066	1,207
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(2,019)	6,642	134	4,757	1,146	(6,748)	3,129	—	(2,473)	2,284	154,797	157,081	31	(186)	92	(63)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	(754)	14,625	276	14,147	65,746	(992)	(23,342)	—	41,412	55,559	149,153	204,712	1,761	(25)	(538)	1,198

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	$(47,108)	$14,567	$225,771	$193,230	$1,648,090	$(58,401)	$459,595	$—	$2,049,284	$2,242,514	$2,992,137	$5,234,651	42,233	(1,491)	11,922	52,664
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	(4,017)	3,782	17,394	17,159	185,015	(8,835)	46,529	—	222,709	239,868	181,649	421,517	4,804	(232)	1,211	5,783
iShares S&P Citigroup International Treasury Bond (Varoom)	(123)	8	(1,111)	(1,226)	212	(239)	—	—	(27)	(1,253)	27,609	26,356	8	(9)	—	(1)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	(12,393)	1,459	(49,261)	(60,195)	50,437	(44,492)	119,490	—	125,435	65,240	1,142,072	1,207,312	2,004	(1,734)	4,814	5,084
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	(226)	135	(835)	(926)	439	(1,006)	1,539	—	972	46	17,675	17,721	17	(39)	62	40
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	(103)	16	(1,283)	(1,370)	—	—	23,812	—	23,812	22,442	11,372	33,814	—	—	934	934
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	(49,409)	927	(217,019)	(265,501)	1,648,210	(57,887)	757,107	—	2,347,430	2,081,929	2,875,136	4,957,065	64,761	(2,272)	30,189	92,678
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	(330)	46	(989)	(1,273)	—	(157)	2,057	—	1,900	627	22,088	22,715	—	(6)	82	76
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	557	48,709	(36,890)	12,376	—	(12,272)	53,060	—	40,788	53,164	223,250	276,414	—	(333)	1,226	893
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(2,733)	18,562	19,323	35,152	19,048	(18,003)	(11,423)	—	(10,378)	24,774	485,593	510,367	531	(511)	(298)	(278)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	196	627	12,030	12,853	50,000	—	1,500	—	51,500	64,353	108,511	172,864	1,428	—	43	1,471
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	(4,236)	10,736	45,056	51,556	240,142	(12,222)	31,359	—	259,279	310,835	560,749	871,584	6,782	(356)	935	7,361
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	286	45	(935)	(604)	—	(688)	—	—	(688)	(1,292)	31,262	29,970	—	(33)	—	(33)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	137	529	(3,366)	(2,700)	18	(7,502)	6,942	—	(542)	(3,242)	158,028	154,786	1	(336)	376	41
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	498	(225)	(2,673)	(2,400)	14,386	(3,966)	236	—	10,656	8,256	55,479	63,735	505	(150)	9	364
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	138	1,769	(5,760)	(3,853)	87,164	(1,926)	25,633	—	110,871	107,018	130,321	237,339	3,445	(77)	1,059	4,427
Vanguard Tax-Managed International ETF (Varoom)	600	279	(3,777)	(2,898)	212	(277)	—	—	(65)	(2,963)	38,002	35,039	7	(9)	—	(2)
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	11,953	16,748	(127,612)	(98,911)	50,437	(44,480)	119,199	—	125,156	26,245	1,172,971	1,199,216	1,743	(1,512)	4,257	4,488
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	1,111	2,166	(15,487)	(12,210)	6,090	(1,672)	14,551	—	18,969	6,759	137,447	144,206	206	(57)	527	676
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	1,910	585	(12,796)	(10,301)	67,871	(1,010)	44,179	—	111,040	100,739	100,076	200,815	2,144	(30)	1,333	3,447
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	34,027	5,703	(426,725)	(386,995)	1,647,880	(58,108)	770,338	—	2,360,110	1,973,115	2,955,880	4,928,995	49,917	(1,750)	23,843	72,010
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	1,107	955	(23,018)	(20,956)	116,317	(7,833)	60,807	—	169,291	148,335	92,967	241,302	3,488	(251)	1,863	5,100
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	110	40	337	487	—	—	—	—	—	487	8,457	8,944	—	—	—	—
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	97	113	681	891	—	—	358	—	358	1,249	18,196	19,445	—	—	12	12
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	956	190	761	1,907	15,819	(801)	67,043	—	82,061	83,968	—	83,968	567	(29)	2,459	2,997
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	236	306	2,373	2,915	16,700	(1,181)	2,351	—	17,870	20,785	57,956	78,741	620	(44)	86	662
Vanguard Large-Cap Index ETF (Varoom)	44	372	6,398	6,814	—	—	—	—	—	6,814	59,806	66,620	—	—	—	—
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(2,178)	16,142	14,637	28,601	18,448	(12,933)	(16,168)	—	(10,653)	17,948	286,090	304,038	473	(347)	(427)	(301)
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	(52)	4,456	14,347	18,751	65,819	(2,523)	23,967	—	87,263	106,014	110,421	216,435	1,698	(66)	620	2,252
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	(3,988)	12,385	42,709	51,106	241,963	(9,292)	(10,244)	—	222,427	273,533	382,092	655,625	6,294	(251)	(253)	5,790
Vanguard Mega Cap Index ETF (Varoom)	48	79	3,269	3,396	—	—	—	—	—	3,396	29,910	33,306	—	—	—	—
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(99)	819	741	1,461	300	(847)	(779)	—	(1,326)	135	14,302	14,437	8	(22)	(20)	(34)
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	73	1,261	4,714	6,048	65,819	(4,198)	—	—	61,621	67,669	17,989	85,658	1,691	(110)	—	1,581
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	(687)	1,985	6,562	7,860	6,105	(1,002)	(3,588)	—	1,515	9,375	79,407	88,782	151	(28)	(92)	31
Vanguard REIT Index ETF (Varoom)	1,169	384	11,639	13,192	—	(744)	—	—	(744)	12,448	47,467	59,915	—	(22)	—	(22)
Vanguard REIT Index ETF (Varoom GLWB 2)	1,467	7,904	18,068	27,439	4,762	(5,247)	(12,938)	—	(13,423)	14,016	105,967	119,983	132	(148)	(362)	(378)
Vanguard REIT Index ETF (Varoom GLWB 3)	2,292	239	16,372	18,903	—	(4,794)	67,527	—	62,733	81,636	32,990	114,626	—	(139)	1,992	1,853
Vanguard REIT Index ETF (Varoom GLWB 5)	2,380	4,518	40,070	46,968	30,323	(1,645)	(15,893)	—	12,785	59,753	167,765	227,518	895	(51)	(454)	390
Vanguard Total Bond Market Index ETF (Varoom)	1,518	817	5,677	8,012	1,482	(1,786)	—	—	(304)	7,708	198,844	206,552	56	(68)	—	(12)
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	11,642	66,630	200,022	278,294	353,062	(313,333)	315,587	—	355,316	633,610	7,934,725	8,568,335	13,617	(12,011)	12,126	13,732
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	(447)	5,866	17,823	23,242	52,209	(22,824)	30,480	—	59,865	83,107	698,752	781,859	2,021	(880)	1,176	2,317
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	2,816	1,856	10,839	15,511	90,202	(5,843)	163,649	—	248,008	263,519	352,533	616,052	3,563	(230)	6,434	9,767
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	(2,844)	103,191	681,280	781,627	11,537,945	(408,766)	3,325,158	—	14,454,337	15,235,964	19,986,711	35,222,675	464,821	(16,476)	134,148	582,493
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	(2,886)	8,226	32,793	38,133	807,350	(57,505)	266,126	—	1,015,971	1,054,104	1,022,074	2,076,178	32,630	(2,309)	10,785	41,106
Vanguard VI Money Market (Varoom GLWB 2)	(115)	—	—	(115)	—	—	369	—	369	254	4,504	4,758	—	—	40	40
Vanguard VI Money Market (Varoom GLWB 3)	(2,060)	—	—	(2,060)	4,226	—	5,057	—	9,283	7,223	110,685	117,908	446	—	529	975
Vanguard VI Money Market (Varoom GLWB 5)	(2,574)	—	—	(2,574)	45,952	(9,648)	20,539	—	56,843	54,269	66,071	120,340	4,922	(1,042)	2,205	6,085
Vanguard Short Term Bond ETF (Varoom GLWB 3)	(203)	110	(86)	(179)	20,890	(3,916)	994	—	17,968	17,789	24,519	42,308	854	(160)	41	735
Vanguard Short Term Bond ETF (Varoom GLWB 5)	(2,838)	365	(368)	(2,841)	80,988	(1,856)	28,084	—	107,216	104,375	132,534	236,909	3,366	(77)	1,169	4,458

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

Integrity Life Insurance Company Separate Account I (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the Integrity Life Insurance Company (the “Company”), a life insurance company, that is a wholly-owned subsidiary of The Western and Southern Life Insurance Company.  The Separate Account was established on May 19, 1986, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guaranteed rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division or quarterly rate option.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below along with the investment advisor for each:

Trusts	Advisors
American Funds Insurance Series	Capital Research and Management Company
AIM (Invesco) Variable Insurance Fund	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.	BlackRock Advisors, LLC
Columbia Variable Series Trust II, Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisors, LLC
Deutsche Investments VIT Funds	Deutsche Investment Management Americas, Inc.
(Fidelity) Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V	Fidelity Management and Research Company, Strategic Advisors, Inc., Strategic Advisers, Inc.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, Templeton Investment Counsel, LLC
iShares Trust	BlackRock Fund Advisors
JPMorgan Insurance Trust	J.P. Morgan Investment Management, Inc.
Northern Lights Variable Trust	ValMark Advisers, Inc.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
Rydex Variable Trust	Security Investors, LLC, dba Guggenheim Investments
Touchstone Variable Series Trust	Touchstone Advisors, Inc.
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management, Inc.

Vanguard Bond Index Funds, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds, Vanguard Tax-Managed Funds, Vanguard Variable Insurance Funds, Vanguard World Funds

The Vanguard Group, Inc.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 961 subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2015. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•                  Level 1 - inputs to the valuation methodology are quoted prices in active markets.

•                  Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

•                  Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2015 and the cost of investments held at December 31, 2015, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$3,962	$464,941	$180,137
Touchstone Aggressive ETF (AnnuiChoice ®)	10,477	115,957	556,617
Touchstone Aggressive ETF (AnnuiChoice II)	56,901	120,966	516,785
Touchstone Aggressive ETF (GrandMaster flex3)	267,843	472,476	1,214,973
Touchstone Aggressive ETF (Grandmaster)	19,042	3,277	101,782
Touchstone Aggressive ETF (IQ Advisor Standard)	4,410	1,589	239,951
Touchstone Aggressive ETF (IQ Annuity)	103,363	473,805	5,205,404
Touchstone Aggressive ETF (Pinnacle)	7,312	16,553	393,129
Touchstone Aggressive ETF (Pinnacle IV)	7,545	137,912	391,459
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	66,956	461	69,190
Touchstone Aggressive ETF (Pinnacle Plus)	3,111	78,016	147,401
Touchstone Aggressive ETF (Pinnacle V)	349,267	392,574	1,954,452
Touchstone Baron Small Cap Growth (Pinnacle)	609,397	1,692,343	—
Touchstone Baron Small Cap Growth (Pinnacle IV)	374,334	921,034	—
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	56,494	162,850	—
Touchstone Baron Small Cap Growth (Pinnacle V)	1,776,826	3,317,442	—
Touchstone Baron Small Cap Growth (AdvantEdge)	219,751	547,762	—
Touchstone Baron Small Cap Growth (AnnuiChoice II)	321,688	711,907	—
Touchstone Baron Small Cap Growth (AnnuiChoice)	296,052	678,615	—
Touchstone Baron Small Cap Growth (GrandMaster flex3)	556,591	931,141	—
Touchstone Baron Small Cap Growth (Grandmaster)	200,374	438,877	—
Touchstone Baron Small Cap Growth (IQ Advisor Standard)	9,159	274,538	—
Touchstone Baron Small Cap Growth (IQ Annuity)	1,048,643	3,365,142	—
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	55,212	89,559	—
Touchstone Baron Small Cap Growth (Pinnacle Plus)	352,335	549,175	—
Touchstone Conservative ETF (AdvantEdge)	15,158	178,732	239,278
Touchstone Conservative ETF (AnnuiChoice II)	106,410	177,162	1,210,472
Touchstone Conservative ETF (AnnuiChoice)	37,861	563,413	177,043
Touchstone Conservative ETF (GrandMaster flex3)	10,271	405,529	79,342
Touchstone Conservative ETF (Grandmaster)	4,313	28,785	71,552
Touchstone Conservative ETF (IQ Advisor Standard)	10,993	1,033	154,970
Touchstone Conservative ETF (IQ Annuity)	178,224	119,865	782,092
Touchstone Conservative ETF (Pinnacle)	20,566	35,030	150,591
Touchstone Conservative ETF (Pinnacle IV)	38,941	74,563	637,333
Touchstone Conservative ETF (Pinnacle II Reduced M&E)	—	177,592	—
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	5,076	1,011	6,030
Touchstone Conservative ETF (Pinnacle Plus)	9,733	161,540	159,788
Touchstone Conservative ETF Fund (Pinnacle V)	1,041,157	755,097	6,559,175
Touchstone Active Bond (AdvantEdge)	258,850	141,298	319,831
Touchstone Active Bond (AnnuiChoice II)	195,471	25,304	402,370
Touchstone Active Bond (AnnuiChoice)	229,444	417,084	554,528

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Active Bond (GrandMaster flex3)	$275,656	$198,387	$344,294
Touchstone Active Bond (Grandmaster)	74,495	1,120,722	354,031
Touchstone Active Bond (IQ Advisor Standard)	—	160,863	—
Touchstone Active Bond (IQ Annuity)	307,139	57,606	606,992
Touchstone Active Bond (Pinnacle)	393,285	49,443	926,323
Touchstone Active Bond (Pinnacle IV)	633,276	2,510,829	835,298
Touchstone Active Bond (Pinnacle II Reduced M&E)	5,593	4	5,589
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	68,093	35,829	133,067
Touchstone Active Bond (Pinnacle Plus)	374,527	363,669	238,807
Touchstone Active Bond (PinnacleV)	2,257,506	2,247,650	5,183,638
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	3,977	8,259	138,135
Touchstone GMAB Aggressive ETF (Pinnacle IV)	12,497	67,964	412,000
Touchstone GMAB Aggressive ETF (Pinnacle V)	9,466	103,942	335,387
Touchstone GMAB Conservative ETF (AnnuiChoice II)	15,031	11,715	208,217
Touchstone GMAB Conservative ETF (Pinnacle IV)	36,388	43,825	514,427
Touchstone GMAB Conservative ETF (Pinnacle V)	34,183	58,514	474,001
Touchstone GMAB Moderate ETF (AnnuiChoice II)	4,288	583	23,890
Touchstone GMAB Moderate ETF (Pinnacle IV)	96,142	245,636	580,571
Touchstone GMAB Moderate ETF(Pinnacle V)	86,066	170,262	425,502
Touchstone High Yield (AdvantEdge)	2,190,118	3,321,131	—
Touchstone High Yield (AnnuiChoice II)	17,785	124,939	—
Touchstone High Yield (AnnuiChoice)	26,064	241,641	—
Touchstone High Yield (GrandMaster flex3)	610,691	828,752	—
Touchstone High Yield (Grandmaster)	411,316	606,998	—
Touchstone High Yield (IQ Advisor Standard)	—	215,920	—
Touchstone High Yield (IQ Annuity)	302,101	778,298	—
Touchstone High Yield (Pinnacle)	279,720	713,802	—
Touchstone High Yield (Pinnacle IV)	69,571	747,932	—
Touchstone High Yield (Pinnacle II Reduced M&E)	88,993	93,539	—
Touchstone High Yield (Pinnacle Plus Reduced M&E)	10,283	37,316	—
Touchstone High Yield (Pinnacle Plus)	16,423	193,769	—
Touchstone High Yield (PinnacleV)	998,296	2,269,187	—
Touchstone Large Cap Core Equity (AdvantEdge)	18,428	53,278	407,252
Touchstone Large Cap Core Equity (AnnuiChoice II)	130,295	61,679	516,559
Touchstone Large Cap Core Equity (AnnuiChoice)	11,303	120,040	276,937
Touchstone Large Cap Core Equity (GrandMaster flex3)	35,953	16,172	129,561
Touchstone Large Cap Core Equity (Grandmaster)	5,163	80,627	89,900
Touchstone Large Cap Core Equity (IQ Advisor Standard)	103	39	3,399
Touchstone Large Cap Core Equity (IQ Annuity)	6,484	22,201	195,314
Touchstone Large Cap Core Equity (Pinnacle)	150,703	1,078,502	3,845,438
Touchstone Large Cap Core Equity (Pinnacle IV)	146,591	2,834,364	1,244,631
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	8,381	61,373	296,372
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	14,042	67,524	188,304
Touchstone Large Cap Core Equity (Pinnacle Plus)	3,431	31,167	185,310
Touchstone Large Cap Core Equity (PinnacleV)	765,215	4,411,653	6,286,983
Touchstone Focused (AdvantEdge)	573,913	45,107	561,512
Touchstone Focused (AnnuiChoice II)	1,297,549	101,015	2,251,844

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Focused (AnnuiChoice)	$1,768,923	$575,745	$2,682,149
Touchstone Focused (GrandMaster flex3)	1,248,991	426,131	1,262,350
Touchstone Focused (Grandmaster)	895,915	80,153	959,926
Touchstone Focused (IQ Advisor Standard)	41,423	61	44,867
Touchstone Focused (IQ Annuity)	4,503,803	332,640	5,141,799
Touchstone Focused (Pinnacle)	5,049,783	191,974	5,486,407
Touchstone Focused (Pinnacle IV)	2,634,139	361,021	3,660,185
Touchstone Focused (Pinnacle II Reduced M&E)	572,994	552	579,178
Touchstone Focused (Pinnacle Plus Reduced M&E)	495,997	36,545	685,583
Touchstone Focused (Pinnacle Plus)	687,613	227,015	685,080
Touchstone Focused (PinnacleV)	4,855,104	470,645	7,003,811
Touchstone Moderate ETF (AdvantEdge)	89,210	252,654	531,592
Touchstone Moderate ETF (AnnuiChoice II)	647,401	340,211	2,057,207
Touchstone Moderate ETF (AnnuiChoice)	282,523	362,347	1,607,736
Touchstone Moderate ETF (GrandMaster flex3)	300,452	488,034	1,127,536
Touchstone Moderate ETF (Grandmaster)	32,360	42,451	143,572
Touchstone Moderate ETF (IQ Advisor Enhanced)	5,279	308	32,685
Touchstone Moderate ETF (IQ Advisor Standard)	59,737	594	124,580
Touchstone Moderate ETF (IQ Annuity)	204,291	122,376	1,243,685
Touchstone Moderate ETF (Pinnacle)	48,974	47,907	319,874
Touchstone Moderate ETF (Pinnacle IV)	184,359	340,663	1,062,638
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	1,159	3,630	6,783
Touchstone Moderate ETF (Pinnacle Plus)	76,582	65,010	224,041
Touchstone Moderate ETF (Pinnacle V)	1,056,706	883,492	3,213,989
Touchstone Money Market (AdvantEdge)	800,398	1,738,560	—
Touchstone Money Market (AnnuiChoice II)	46,395	614,609	—
Touchstone Money Market (AnnuiChoice)	1,486	794,314	—
Touchstone Money Market (GrandMaster flex3)	41	1,591,599	—
Touchstone Money Market (Grandmaster)	214,550	2,817,846	—
Touchstone Money Market (IQ Advisor Enhanced)	256,954	256,954	—
Touchstone Money Market (IQ Annuity)	10,418	205,497	—
Touchstone Money Market (IQ3)	1,714,532	3,235,054	—
Touchstone Money Market (Pinnacle)	1,421	1,685,201	—
Touchstone Money Market (Pinnacle IV)	899,381	5,326,483	—
Touchstone Money Market (Pinnacle II Reduced M&E)	—	30,758	—
Touchstone Money Market (Pinnacle Plus Reduced M&E)	91,532	91,532	—
Touchstone Money Market (Pinnacle Plus)	9,935	449,562	—
Touchstone Money Market (Pinnacle V)	421,203	10,581,603	—
Touchstone Third Avenue Value (AdvantEdge)	9,283	85,431	—
Touchstone Third Avenue Value (AnnuiChoice II)	98,669	594,157	—
Touchstone Third Avenue Value (AnnuiChoice)	226,818	1,382,323	—
Touchstone Third Avenue Value (GrandMaster flex3)	71,149	471,216	—
Touchstone Third Avenue Value (Grandmaster)	93,738	617,527	—
Touchstone Third Avenue Value (IQ Advisor Standard)	2,368	39,231	—
Touchstone Third Avenue Value (IQ Annuity)	343,266	1,878,886	—
Touchstone Third Avenue Value (Pinnacle)	673,125	3,913,242	—
Touchstone Third Avenue Value (Pinnacle IV)	326,628	2,093,330	—

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	$69,390	$454,556	$—
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	92,624	375,326	—
Touchstone Third Avenue Value (Pinnacle Plus)	36,600	362,111	—
Touchstone Third Avenue Value (Pinnacle V)	116,030	574,769	—
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	55,195	143,777	1,094,040
Fidelity VIP Balanced (Pinnacle II Reduced M&E)	301	80	6,438
Fidelity VIP Balanced (Grandmaster)	72,767	310,665	1,354,380
Fidelity VIP Overseas (Pinnacle)	1,531	79,581	87,064
Fidelity VIP Overseas (Pinnacle IV)	1,070	4,810	58,770
Fidelity VIP Equity-Income (Grandmaster)	1,125,709	1,586,604	7,869,767
Fidelity VIP Equity-Income (Pinnacle)	282,322	384,675	2,317,273
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	5,546	5,619	42,714
Fidelity VIP Growth (Grandmaster)	254,285	1,168,209	3,493,779
Fidelity VIP High Income (Grandmaster)	1,994,523	1,568,025	1,590,730
Fidelity VIP II Asset Manager (Grandmaster)	447,617	1,086,076	3,564,765
Fidelity VIP II Contrafund (Grandmaster)	1,255,508	2,529,100	9,152,633
Fidelity VIP II Contrafund (Pinnacle)	1,201,108	1,461,717	2,824,554
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	6,097	5,471	30,768
Fidelity VIP II Index 500 (Grandmaster)	76,821	1,075,300	3,238,562
Fidelity VIP II Index 500 (IQ Annuity)	3,883	103,544	71,139
Fidelity VIP II Index 500 (Pinnacle)	51,591	314,787	1,698,668
Fidelity VIP II Index 500 (Pinnacle IV)	3,460	24,005	90,757
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	761	9,746	24,930
Fidelity VIP II Investment Grade Bond (Pinnacle)	39,500	225,118	1,436,244
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	126,078	442,553	401,360
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	1,148	473	44,226
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	9,235	14,680	333,578
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)	1,383	2,651	50,618
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	3,586	6,755	129,954
Fidelity VIP II Investment Grade Bond (Grandmaster)	52,284	377,430	1,920,839
Fidelity VIP II Investment Grade Bond (IQ Annuity)	7,612	95,586	279,003
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	1,562	6,079	28,436
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	107	2,264	3,705
Fidelity VIP Government Money Market (Pinnacle)	2,432,531	1,194,697	1,237,835
Fidelity VIP Government Money Market (Pinnacle II Reduced M&E)	27,102	3,133	23,970
Fidelity VIP Government Money Market (Pinnacle IV)	6,105,645	4,053,960	2,051,685
Fidelity VIP Government Money Market (Pinnacle V)	14,420,928	4,094,128	10,326,801
Fidelity VIP Government Money Market (Pinnacle Plus)	759,873	268,875	490,998
Fidelity VIP Government Money Market (Pinnacle Plus Reduced M&E)	147,743	131,628	16,115
Fidelity VIP Government Money Market (Grandmaster)	3,795,804	1,619,650	2,176,154
Fidelity VIP Government Money Market (Grandmaster flex3)	2,356,907	1,605,663	751,244
Fidelity VIP Government Money Market (AdvantEdge)	3,975,845	2,457,023	1,518,822
Fidelity VIP Government Money Market (AnnuiChoice)	1,429,531	811,005	618,526
Fidelity VIP Government Money Market (AnnuiChoice II)	1,109,398	295,163	814,235
Fidelity VIP Government Money Market (IQ Annuity)	670,314	478,235	192,080
Fidelity VIP Government Money Market (IQ3)	4,160,321	1,440,108	2,720,213

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP Government Money Market (IQ Advisor Standard)	$254,728	$8,976	$245,752
Fidelity VIP Overseas (AnnuiChoice)	1,497	25,152	83,846
Fidelity VIP Overseas (AnnuiChoice II)	396	1,658	25,491
Fidelity VIP Overseas (Grandmaster flex3)	13	36	—
Fidelity VIP Overseas (Grandmaster)	27,358	189,207	1,847,204
Fidelity VIP Overseas (IQ Annuity)	351	670	21,418
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	24,277	59	24,218
Fidelity VIP Overseas (Pinnacle Plus)	117	29,671	204
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity)	41,056	19,233	328,960
Fidelity VIP Growth (IQ Annuity)	9,927	91,361	42,808
Fidelity VIP Growth (Pinnacle)	15,069	59,684	306,686
Fidelity VIP Growth (Pinnacle II Reduced M&E)	66	29	1,325
Fidelity VIP High Income (IQ Annuity)	454,733	350,055	229,260
Fidelity VIP II Asset Manager (IQ Annuity)	1,191	443	12,291
Fidelity VIP II Contrafund (IQ Annuity)	605,600	364,318	928,589
Fidelity VIP III Balanced (IQ Annuity)	5,735	14,751	111,400
Fidelity VIP III Mid Cap (Grandmaster)	166,232	412,581	694,309
Fidelity VIP III Mid Cap (IQ Annuity)	99,197	40,007	694,249
Fidelity VIP III Mid Cap (Pinnacle)	408,979	612,683	2,653,891
Fidelity VIP Overseas (IQ Annuity)	451	966	27,759
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	69,988	63,227	219,011
Fidelity VIP Asset Manager (AdvantEdge)	5,290	6,787	53,144
Fidelity VIP Asset Manager (AnnuiChoice II)	39,778	6,920	120,008
Fidelity VIP Asset Manager (AnnuiChoice)	20,526	35,696	193,025
Fidelity VIP Asset Manager (GrandMaster flex3)	85,551	44,719	177,965
Fidelity VIP Asset Manager (IQ Advisor Standard)	331	20	3,443
Fidelity VIP Asset Manager (Pinnacle)	6,501	5,366	28,977
Fidelity VIP Asset Manager (Pinnacle IV)	193,805	90,175	270,678
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	48,268	10,682	65,734
Fidelity VIP Asset Manager (Pinnacle Plus)	6,554	46,435	8,470
Fidelity VIP Asset Manager (Pinnacle V)	159,034	349,579	451,175
Fidelity VIP Balanced (AdvantEdge)	11,693	32,304	238,639
Fidelity VIP Balanced (AnnuiChoice II)	484,041	139,925	885,205
Fidelity VIP Balanced (AnnuiChoice)	37,404	105,453	499,042
Fidelity VIP Balanced (GrandMaster flex3)	18,137	38,985	245,791
Fidelity VIP Balanced (Grandmaster)	158,858	732,794	673,210
Fidelity VIP Balanced (IQ3)	107,921	91,876	804,597
Fidelity VIP Balanced (Pinnacle)	40,114	43,514	421,130
Fidelity VIP Balanced (Pinnacle IV)	83,949	152,581	1,051,290
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	13,922	33,451	24,146
Fidelity VIP Balanced (Pinnacle Plus)	7,615	52,300	78,477
Fidelity VIP Balanced (Pinnacle V)	621,369	452,818	1,383,495
Fidelity VIP Contrafund (AdvantEdge)	337,916	628,611	2,327,629
Fidelity VIP Contrafund (AnnuiChoice II)	826,240	609,676	3,376,749
Fidelity VIP Contrafund (AnnuiChoice)	707,257	914,048	2,249,884

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (GrandMaster flex3)	$1,478,456	$996,332	$2,074,756
Fidelity VIP Contrafund (IQ Advisor Enhanced)	4,706	70,755	—
Fidelity VIP Contrafund (IQ Advisor Standard)	31,925	241,848	122,494
Fidelity VIP Contrafund (IQ3)	735,847	1,348,152	3,048,264
Fidelity VIP Contrafund (Pinnacle IV)	963,911	1,316,974	4,038,098
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	225,240	136,084	494,805
Fidelity VIP Contrafund (Pinnacle Plus)	84,564	596,891	573,048
Fidelity VIP Contrafund (Pinnacle V)	4,137,052	3,913,161	12,080,807
Fidelity VIP Disciplined Small Cap (Advantedge)	26,950	31,014	—
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	22,825	7,055	57,757
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	31,185	9,737	97,748
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	250	1,470	20,486
Fidelity VIP Disciplined Small Cap (GrandMaster)	69,422	18,386	95,882
Fidelity VIP Disciplined Small Cap (IQ Advisor Standard)	117	63,863	—
Fidelity VIP Disciplined Small Cap (IQ Annuity)	14,156	6,151	54,093
Fidelity VIP Disciplined Small Cap (Pinnacle)	792	33,249	113,883
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	5,667	93,400	287,050
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E)	20,430	596	19,808
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	475	20,431	956
Fidelity VIP Disciplined Small Cap (Pinnacle V)	90,190	304,034	391,282
Fidelity VIP Equity-Income (AnnuiChoice II)	63,360	73,641	366,837
Fidelity VIP Equity-Income (AdvantEdge)	123,313	138,219	789,018
Fidelity VIP Equity-Income (AnnuiChoice)	181,432	329,047	924,088
Fidelity VIP Equity-Income (GrandMaster flex3)	25,754	48,031	178,772
Fidelity VIP Equity-Income (IQ Advisor Standard)	1,417	68	10,619
Fidelity VIP Equity-Income (IQ3)	74,972	167,298	473,789
Fidelity VIP Equity-Income (Pinnacle IV)	172,125	217,630	848,522
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	5,292	2,020	44,534
Fidelity VIP Equity-Income (Pinnacle Plus)	35,555	42,578	270,785
Fidelity VIP Equity-Income (Pinnacle V)	391,089	892,257	1,159,759
Fidelity VIP Freedom 2010 (Advantedge)	2,340	6,480	95,548
Fidelity VIP Freedom 2010 (AnnuiChoice II)	3,332	40,715	116,842
Fidelity VIP Freedom 2010 (AnnuiChoice)	2	11,254	—
Fidelity VIP Freedom 2010 (GrandMaster)	996	1,307	44,638
Fidelity VIP Freedom 2010 (IQ Annuity)	1,065	1,563	44,217
Fidelity VIP Freedom 2010 (Pinnacle)	285	230	14,796
Fidelity VIP Freedom 2010 (Pinnacle IV)	1,243	983	59,251
Fidelity VIP Freedom 2010 (Pinnacle Plus Reduced M&E)	14,185	1	14,184
Fidelity VIP Freedom 2010 (Pinnacle Plus)	184	14,341	8,517
Fidelity VIP Freedom 2010 (Pinnacle V)	9,098	309,867	408,534
Fidelity VIP Freedom 2015 (AdvantEdge)	2,312	63,636	83,113
Fidelity VIP Freedom 2015 (AnnuiChoice II)	20,912	45,979	127,868
Fidelity VIP Freedom 2015 (IQ Advisor Standard)	7,426	2,108	304,722
Fidelity VIP Freedom 2015 (IQ Annuity)	527,220	22,536	547,627
Fidelity VIP Freedom 2015 (Pinnacle IV)	45	3,297	1,653
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E)	17,963	161	17,800
Fidelity VIP Freedom 2015 (Pinnacle Plus)	77,272	99,685	29,459

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (Pinnacle V)	$343,762	$2,914,144	$1,239,940
Fidelity VIP Freedom 2020 (AdvantEdge)	8,136	58,167	160,612
Fidelity VIP Freedom 2020 (AnnuiChoice II)	55,297	39,273	552,310
Fidelity VIP Freedom 2020 (AnnuiChoice)	817	432	28,907
Fidelity VIP Freedom 2020 (GrandMaster flex3)	18,553	865	17,668
Fidelity VIP Freedom 2020 (GrandMaster)	960	640	33,923
Fidelity VIP Freedom 2020 (IQ Annuity)	307,603	7,852	299,643
Fidelity VIP Freedom 2020 (Pinnacle IV)	1,196	858	45,631
Fidelity VIP Freedom 2020 (Pinnacle)	540	8,316	26,860
Fidelity VIP Freedom 2020 (Pinnacle Plus)	437	363	19,898
Fidelity VIP Freedom 2020 (Pinnacle V)	552,185	544,046	3,614,518
Fidelity VIP Freedom 2025 (Advantedge)	17,954	5,577	178,491
Fidelity VIP Freedom 2025 (AnnuiChoice II)	85,801	29,730	199,401
Fidelity VIP Freedom 2025 (GrandMaster)	5	2,463	—
Fidelity VIP Freedom 2025 (IQ Annuity)	109,060	4,820	183,146
Fidelity VIP Freedom 2025 (Pinnacle)	100	64	3,545
Fidelity VIP Freedom 2025 (Pinnacle IV)	634	461	24,634
Fidelity VIP Freedom 2025 (Pinnacle Plus)	212	166	8,280
Fidelity VIP Freedom 2025 (Pinnacle V)	920,010	146,528	2,785,124
Fidelity VIP Freedom 2030 (AnnuiChoice II)	1,056	27,514	38,616
Fidelity VIP Freedom 2030 (Grandmaster)	2,487	17	2,471
Fidelity VIP Freedom 2030 (IQ Annuity)	17,951	1,695	105,348
Fidelity VIP Freedom 2030 (Pinnacle)	2,351	16	2,334
Fidelity VIP Freedom 2030 (Pinnacle IV)	9	12	359
Fidelity VIP Freedom 2030 (Pinnacle Plus)	63	60,630	—
Fidelity VIP Freedom 2030 (Pinnacle V)	82,555	63,055	244,734
Fidelity VIP Growth (AnnuiChoice II)	41,047	216,232	156,829
Fidelity VIP Growth (GrandMaster)	50,686	197,224	491,093
Fidelity VIP Growth (AdvantEdge)	62,156	69,472	91,564
Fidelity VIP Growth (AnnuiChoice)	104,762	227,895	370,056
Fidelity VIP Growth (GrandMaster flex3)	6,913	647,104	173,776
Fidelity VIP Growth (IQ Advisor Standard)	219	43	4,555
Fidelity VIP Growth (IQ3)	73,380	574,633	332,221
Fidelity VIP Growth (Pinnacle)	138,367	223,901	299,960
Fidelity VIP Growth (Pinnacle IV)	41,479	362,085	671,159
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	62,945	18,745	62,722
Fidelity VIP Growth (Pinnacle Plus)	3,248	113,408	—
Fidelity VIP Growth (Pinnacle V)	868,099	955,888	1,809,827
Fidelity VIP High Income (AdvantEdge)	1,571,094	1,648,444	419,384
Fidelity VIP High Income (AnnuiChoice II)	1,316,171	1,014,958	501,560
Fidelity VIP High Income (AnnuiChoice)	121,226	216,266	316,175
Fidelity VIP High Income (GrandMaster flex3)	22,193,271	16,704,533	5,938,081
Fidelity VIP High Income (IQ Advisor Standard)	423	20	3,830
Fidelity VIP High Income (IQ3)	1,960,941	1,768,319	764,984
Fidelity VIP High Income (Pinnacle)	9,434,568	6,923,173	2,859,903
Fidelity VIP High Income (Pinnacle IV)	611,398	476,551	411,657
Fidelity VIP High Income (Pinnacle II Reduced M&E)	1,069,275	674,984	391,226

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	$4,172	$1,053	$15,298
Fidelity VIP High Income (Pinnacle Plus)	2,902	13,758	35,508
Fidelity VIP High Income (Pinnacle V)	3,153,262	984,445	3,135,903
Fidelity VIP II Index 500 (Pinnacle)	225,193	232,085	856,143
Fidelity VIP II Index 500 (Pinnacle IV)	3,744,398	420,992	4,655,546
Fidelity VIP II Index 500 (Pinnacle V)	12,114,102	1,077,471	15,995,986
Fidelity VIP Index 500 (AdvantEdge)	311,399	150,472	1,124,598
Fidelity VIP Index 500 (AnnuiChoice II)	1,376,705	180,487	2,734,527
Fidelity VIP Index 500 (AnnuiChoice)	442,884	640,469	923,446
Fidelity VIP Index 500 (Grandmaster flex3)	122,602	64,764	274,196
Fidelity VIP Index 500 (Grandmaster)	1,492,967	173,559	2,170,129
Fidelity VIP Index 500 (IQ Advisor Standard)	11,915	110,008	71,070
Fidelity VIP Index 500 (IQ3)	58,872	866,802	758,765
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	103,955	7,274	195,758
Fidelity VIP Index 500 (Pinnacle Plus)	238,967	70,882	438,836
Fidelity VIP Investment Grade Bond (AdvantEdge)	201,715	349,878	1,565,257
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	1,041,268	256,347	3,431,852
Fidelity VIP Investment Grade Bond (AnnuiChoice)	94,335	759,957	1,472,521
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	516,308	507,071	445,543
Fidelity VIP Investment Grade Bond (GrandMaster)	197,098	444,117	973,643
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)	197,324	171,777	188,614
Fidelity VIP Investment Grade Bond (IQ3)	199,600	355,442	1,226,585
Fidelity VIP Investment Grade Bond (Pinnacle)	303,074	548,687	1,316,034
Fidelity VIP Investment Grade Bond (Pinnacle IV)	97,818	389,840	355,216
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	70,819	71,719	9,323
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	19,634	6,897	70,022
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	6,360	63,910	217,596
Fidelity VIP Investment Grade Bond (Pinnacle V)	5,413,531	1,586,619	13,357,177
Fidelity VIP Mid Cap (AdvantEdge)	125,527	107,479	273,465
Fidelity VIP Mid Cap (AnnuiChoice II)	167,247	227,176	700,606
Fidelity VIP Mid Cap (AnnuiChoice)	146,237	186,661	805,767
Fidelity VIP Mid Cap (GrandMaster flex3)	72,113	197,425	342,517
Fidelity VIP Mid Cap (Grandmaster)	318,862	107,858	649,177
Fidelity VIP Mid Cap (IQ Advisor Standard)	51,411	316,595	117,615
Fidelity VIP Mid Cap (IQ Annuity)	499,573	824,079	1,867,141
Fidelity VIP Mid Cap (Pinnacle)	170,568	177,087	520,673
Fidelity VIP Mid Cap (Pinnacle IV)	368,982	598,681	2,113,142
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	71,018	47,299	223,496
Fidelity VIP Mid Cap (Pinnacle Plus)	123,327	182,033	187,386
Fidelity VIP Mid Cap (Pinnacle V)	596,792	768,408	1,905,569
Fidelity VIP Overseas (AdvantEdge)	65,174	103,508	406,325
Fidelity VIP Overseas (AnnuiChoice II)	53,508	108,664	255,903
Fidelity VIP Overseas (AnnuiChoice)	12,689	97,556	319,862
Fidelity VIP Overseas (GrandMaster flex3)	148,243	141,560	185,624
Fidelity VIP Overseas (GrandMaster)	116,013	202,455	384,514
Fidelity VIP Overseas (IQ Advisor Standard)	160	46	6,923
Fidelity VIP Overseas (IQ3)	260,997	298,024	478,055

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (Pinnacle)	$87,280	$153,020	$343,870
Fidelity VIP Overseas (Pinnacle IV)	15,229	122,247	307,696
Fidelity VIP Overseas (Pinnacle II Reduced M&E)	12,308	11,595	—
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	33,802	4,815	108,673
Fidelity VIP Overseas (Pinnacle Plus)	23,152	54,018	139,378
Fidelity VIP Overseas (Pinnacle V)	357,489	757,973	906,979
Fidelity VIP Target Volatility (AdvantEdge)	19,889	18,560	115,188
Fidelity VIP Target Volatility (AnnuiChoice II)	60,119	52,567	675,297
Fidelity VIP Target Volatility (GrandMaster)	66,384	1,078	65,250
Fidelity VIP Target Volatility (Pinnacle IV)	569	1,254	19,964
Fidelity VIP Target Volatility (Pinnacle V)	688,313	19,173	887,429
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge)	42,766	36,145	86,390
Columbia VIT Mid Cap Value (AnnuiChoice II)	82,891	87,839	91,818
Columbia VIT Mid Cap Value (Annuichoice)	208,904	21,911	308,161
Columbia VIT Mid Cap Value (Grandmaster flex3)	427,110	26,704	475,920
Columbia VIT Mid Cap Value (Grandmaster)	3,877	172,581	94,877
Columbia VIT Mid Cap Value (Pinnacle)	167,279	33,924	232,790
Columbia VIT Mid Cap Value (Pinnacle IV)	109,174	4,220	235,965
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E)	4,734	—	4,734
Columbia VIT Mid Cap Value (Pinnacle Plus)	45,979	72,047	102,352
Columbia VIT Mid Cap Value (Pinnacle V)	80,257	198,062	422,303
Franklin Growth and Income VIP Fund (Pinnacle)	226,429	852,760	1,678,946
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	420	104	5,739
Franklin Income VIP Fund (Pinnacle)	534,729	1,140,460	5,315,848
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	41,968	89,306	246,704
JP Morgan IT Mid Cap Value (AnnuiChoice)	13,475	17,908	74,801
JP Morgan IT Mid Cap Value (Grandmaster)	6,996	4,209	41,839
JP Morgan IT Mid Cap Value (GrandMaster flex3)	11,102	2,326	68,885
JP Morgan IT Mid Cap Value (IQ3)	6,712	5,497	38,617
JP Morgan IT Mid Cap Value (Pinnacle)	7,098	5,052	42,260
JP Morgan IT Mid Cap Value (Pinnacle IV)	25,316	34,574	144,227
JP Morgan IT Mid Cap Value (Pinnacle Plus)	825	9,835	—
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	9,704	15,715	40,665
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	2,145	7,076	39,188
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	80	21	1,522
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	1,785	530	30,475
Morgan Stanley UIF Emerging Markets Debt (IQ3)	4,447	21,436	74,679
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	80,849	170,303	376,913
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	38,700	40,357	32,418
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	3,678	120,587	56,619
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	3,751	81,604	122,268
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	183	75,461	7,467
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	1,638	2,035	70,590
Morgan Stanley UIF U.S. Real Estate (IQ3)	6,160	46,499	268,974
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	109,552	371,301	827,884
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	9,188	139,975	388,718

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge)	$124,814	$45,260	$242,038
American Funds Managed Risk Asset Allocation (AnnuiChoice)	439	6,520	6,721
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	66,456	11,857	358,539
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	2,604	506	19,699
American Funds Managed Risk Asset Allocation (Pinnacle IV)	91,587	22,987	108,600
American Funds Managed Risk Asset Allocation (Pinnacle V)	1,301,947	101,477	1,728,088
Columbia VIT Small Cap Value (AdvantEdge)	22,751	47,286	227,614
Columbia VIT Small Cap Value (AnnuiChoice II)	122,615	73,394	482,833
Columbia VIT Small Cap Value (AnnuiChoice)	14,779	14,860	127,340
Columbia VIT Small Cap Value (Grandmaster flex3)	4,416	39,301	13,887
Columbia VIT Small Cap Value (Grandmaster)	2,123	1,358	30,247
Columbia VIT Small Cap Value (Pinnacle Plus)	4,303	2,231	51,778
Columbia VIT Small Cap Value (Pinnacle)	1,377	3,345	16,862
Columbia VIT Small Cap Value (Pinnacle IV)	1,721	26,295	21,442
Columbia VIT Small Cap Value (Pinnacle V)	534,795	153,689	1,727,723
Franklin Growth and Income VIP Fund (AdvantEdge)	55,492	32,150	62,847
Franklin Growth and Income VIP Fund (AnnuiChoice)	78,402	269,503	852,991
Franklin Growth and Income VIP Fund (AnnuiChoice II)	45,908	10,102	319,072
Franklin Growth and Income VIP Fund (Grandmaster)	97,384	198,176	399,877
Franklin Growth and Income VIP Fund (GrandMaster flex3)	36,941	39,379	475,998
Franklin Growth and Income VIP Fund (IQ Annuity)	168,234	274,296	1,016,519
Franklin Growth and Income VIP Fund (Pinnacle)	66,036	137,318	615,518
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	2	1	35
Franklin Growth and Income VIP Fund (Pinnacle IV)	96,140	338,586	847,071
Franklin Growth and Income VIP Fund (Pinnacle Plus)	130,487	83,350	307,553
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	80,133	29,928	208,549
Franklin Growth and Income VIP Fund (Pinnacle V)	313,898	343,372	1,191,205
Franklin Income VIP Fund (AdvantEdge)	67,353	223,518	273,672
Franklin Income VIP Fund (AnnuiChoice)	104,053	563,936	1,167,720
Franklin Income VIP Fund (AnnuiChoice II)	5,388,467	357,420	7,689,332
Franklin Income VIP Fund (Grandmaster)	149,839	1,579,831	1,058,308
Franklin Income VIP Fund (GrandMaster flex3)	507,658	647,424	2,115,224
Franklin Income VIP Fund (IQ Advisor Standard)	11,336	226,659	3,418
Franklin Income VIP Fund (IQ Annuity)	132,242	937,981	1,460,084
Franklin Income VIP Fund (Pinnacle IV)	507,323	3,777,136	2,376,394
Franklin Income VIP Fund (Pinnacle Plus)	36,714	435,847	464,233
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	240,516	102,333	434,896
Franklin Income VIP Fund (Pinnacle V)	2,855,277	8,735,083	4,183,430
Franklin Large Cap Growth VIP Fund (AdvantEdge)	385,786	188,289	998,376
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	104,137	84,730	112,656
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	216,877	49,787	507,983
Franklin Large Cap Growth VIP Fund (Grandmaster)	11,738	1,320	47,179
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	78,832	35,926	123,479
Franklin Large Cap Growth VIP Fund (IQ Advisor Standard)	5,077	119	13,778
Franklin Large Cap Growth VIP Fund (IQ Annuity)	100,712	20,332	188,082
Franklin Large Cap Growth VIP Fund (Pinnacle)	24,434	5,366	99,665
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	213,389	557,008	444,554

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	$664,533	$411,237	$428,634
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	59,040	4,996	99,205
Franklin Large Cap Growth VIP Fund (Pinnacle V)	716,990	208,682	1,432,961
Franklin Mutual Shares VIP Fund (AdvantEdge)	230,525	278,605	1,507,097
Franklin Mutual Shares VIP Fund (AnnuiChoice)	86,121	372,991	387,626
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	687,595	266,161	2,451,356
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	108,963	129,984	723,123
Franklin Mutual Shares VIP Fund (IQ Annuity)	73,610	115,123	440,071
Franklin Mutual Shares VIP Fund (Pinnacle)	163,021	181,544	641,002
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	879	1,081	7,070
Franklin Mutual Shares VIP Fund (Pinnacle IV)	467,252	2,909,736	1,195,551
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	58,243	318,500	283,460
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	206,539	135,749	287,508
Franklin Mutual Shares VIP Fund (Pinnacle V)	3,753,470	5,075,823	8,987,982
Franklin Mutual Shares VIP Fund(Grandmaster)	163,183	1,017,737	563,002
Franklin Small Cap Value VIP Fund (AdvantEdge)	16,899	11,129	111,997
Franklin Small Cap Value VIP Fund (Annuichoice)	19,586	6,918	65,765
Franklin Small Cap Value VIP Fund (Annuichoice II)	59,862	49,559	251,973
Franklin Small Cap Value VIP Fund (Grandmaster)	6,467	32,002	12,422
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	7,389	1,533	49,617
Franklin Small Cap Value VIP Fund (IQ Advisor Standard)	9,221	58,142	—
Franklin Small Cap Value VIP Fund (IQ Annuuity)	34,763	30,297	59,925
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	2,484	2,977	17,523
Franklin Small Cap Value VIP Fund (Pinnacle)	234,509	301,520	35,537
Franklin Small Cap Value VIP Fund (Pinnacle IV)	2,533	18,508	16,529
Franklin Small Cap Value VIP Fund (Pinnacle V)	199,054	149,521	969,708
Invesco VI American Franchise (AdvantEdge)	105	576	3,091
Invesco VI American Franchise (AnnuiChoice)	55	377	3,626
Invesco VI American Franchise (AnnuiChoice II)	3,427	4,533	35,817
Invesco VI American Franchise (Grandmaster)	16	1,078	2,497
Invesco VI American Franchise (GrandMaster flex3)	1,110	68,563	9,956
Invesco VI American Franchise (IQ Advisor Standard)	19	192	2,514
Invesco VI American Franchise (IQ Annuity)	1,562	38,629	158,950
Invesco VI American Franchise (Pinnacle)	66,446	70,017	63,834
Invesco VI American Franchise (Pinnacle IV)	49,918	38,420	163,526
Invesco VI American Franchise (Pinnacle Plus)	9,130	20,767	14,916
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)	12,315	7	12,308
Invesco VI American Franchise (Pinnacle V)	253,216	95,353	991,466
Invesco VI American Value (AdvantEdge)	30,507	213,578	188,159
Invesco VI American Value (AnnuiChoice)	2,639	809	18,812
Invesco VI American Value (AnnuiChoice II)	239,303	32,701	498,190
Invesco VI American Value (Grandmaster)	10,380	10,164	81,399
Invesco VI American Value (Grandmaster flex3)	3,158	184	12,962
Invesco VI American Value (IQ Annuity)	13,208	11,347	74,253
Invesco VI American Value (Pinnacle)	37,885	4,655	54,831
Invesco VI American Value (Pinnacle IV)	16,316	31,602	112,566
Invesco VI American Value (Pinnacle Plus)	—	3,341	—

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Invesco VI American Value (Pinnacle Plus Reduced M&E)	$3,643	$1,755	$28,177
Invesco VI American Value (Pinnacle V)	1,170,583	282,960	2,634,627
Invesco VI Comstock (AdvantEdge)	40,591	110,046	387,473
Invesco VI Comstock (AnnuiChoice)	7,164	33,995	244,916
Invesco VI Comstock (AnnuiChoice II)	290,159	110,496	1,051,507
Invesco VI Comstock (Grandmaster)	55,669	84,643	185,366
Invesco VI Comstock (GrandMaster flex3)	1,339	2,848	61,783
Invesco VI Comstock (IQ Advisor Standard)	1,771	123,338	3,164
Invesco VI Comstock (IQ Annuity)	62,211	79,276	267,245
Invesco VI Comstock (Pinnacle)	4,148	62,452	94,411
Invesco VI Comstock (Pinnacle IV)	7,277	97,559	172,956
Invesco VI Comstock (Pinnacle Plus)	987	35,312	13,977
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	28,152	711	37,735
Invesco VI Comstock (Pinnacle V)	1,584,714	355,053	4,816,310
Invesco VI International Growth Class II (Advantedge)	33,011	33,282	253,936
Invesco VI International Growth Class II (IQ Advisor Enhanced)	158,849	31,850	413,619
Invesco VI International Growth Class II (Pinnacle)	4,637	2,284	45,987
Invesco VI International Growth Class II (Pinnacle Plus)	76,468	13,002	139,208
Invesco VI International Growth Class II (Pinnacle V)	668,763	132,259	1,642,673
Invesco VI International Growth II (Annuichoice)	9,273	6,289	158,688
Invesco VI International Growth II (Grandmaster)	8,039	226	18,769
Invesco VI International Growth II (Grandmaster flex3)	67	82	5,195
Templeton Foreign VIP Fund (IQ Annuity)	41,876	150,457	295,316
Templeton Foreign VIP Fund (Pinnacle)	114,450	94,698	534,234
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E)	1,037	206	15,449
Templeton Foreign VIP Fund (Pinnacle IV)	111,725	232,856	664,289
Templeton Foreign VIP Fund (Pinnacle V)	1,331,736	737,390	3,838,702
Templeton Foreign VIP Fund (AnnuiChoice)	38,983	78,697	368,028
Templeton Foreign VIP Fund (AnnuiChoice II)	313,642	261,081	1,005,810
Templeton Foriegn VIP Fund (AdvantEdge)	108,354	89,845	751,164
Templeton Foriegn VIP Fund (Grandmaster)	25,046	33,996	350,716
Templeton Foriegn VIP Fund (GrandMaster flex3)	90,939	73,213	348,250
Templeton Foriegn VIP Fund (IQ Advisor Standard)	33,522	64,362	80,815
Templeton Foriegn VIP Fund (Pinnacle Plus)	16,908	84,064	168,666
Templeton Foriegn VIP Fund (Pinnacle Plus Reduced M&E)	41,079	18,286	157,639
Templeton Global Bond VIP Fund (Pinnacle)	391,804	273,907	86,756
Templeton Global Bond VIP Fund (Grandmaster)	436,530	62,738	401,501
Templeton Global Bond VIP Fund (GrandMaster flex3)	913,589	815,785	85,055
Templeton Global Bond VIP Fund (Pinnacle V)	1,029,618	231,510	1,044,585
Templeton Global Bond VIP Fund (Advantedge)	71,863	48,157	39,228
Templeton Global Bond VIP Fund (Pinnacle IV)	1,384,670	678,136	3,601,322
Templeton Global Bond VIP Fund (Annuichoice)	320,762	266,747	144,620
Templeton Global Bond VIP Fund (AnnuiChoice II)	49,479	56,739	115,230
Templeton Global Bond VIP Fund (Pinnacle II Reduced M&E)	28,491	25,680	—
Templeton Growth VIP Fund (AdvantEdge)	9,688	10,100	125,279
Templeton Growth VIP Fund (AnnuiChoice)	16,156	46,298	220,264
Templeton Growth VIP Fund (AnnuiChoice II)	13,767	132,565	156,826

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (Grandmaster)	$8,640	$32,539	$195,121
Templeton Growth VIP Fund (GrandMaster flex3)	15,262	52,181	309,077
Templeton Growth VIP Fund (IQ Annuity)	34,837	104,755	290,900
Templeton Growth VIP Fund (Pinnacle)	25,965	180,048	540,503
Templeton Growth VIP Fund (Pinnacle IV)	44,840	105,959	529,814
Templeton Growth VIP Fund (Pinnacle Plus)	24,252	173,646	203,293
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	125,684	5,808	119,508
Templeton Growth VIP Fund (Pinnacle V)	453,531	569,499	970,749
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	117,522	73,803	338,319
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	6,212	21,951	103,583
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	40,654	108,122	119,219
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	253,455	243,475	113,714
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	55,585	58,149	60,692
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	57,792	75,872	159,836
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	40,746	154,376	197,310
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	3,617	20,442	52,509
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	11,527	4,922	27,166
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	506,321	537,452	311,603
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	47,499	64,290	429,043
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	22,621	11,382	168,333
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	27,723	65,093	262,117
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	4,529	36,240	145,905
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	15,187	34,987	167,129
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)	37	43,620	5,279
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	14,631	35,540	234,660
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	5,869	102,313	326,630
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	44,397	226,365	489,267
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	6,585	89,372	193,546
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	32,332	1,266	34,300
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	240,232	419,236	1,392,992
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	118,303	158,078	147,660
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	9,961	42,973	68,063
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	70,050	100,937	328,185
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	20,173	99,296	153,981
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	81,258	106,494	302,282
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	33,109	173,879	181,874
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	11,569	92,185	105,814
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)	1,185	93,478	5,175
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	9,975	48,508	137,077
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	757,641	1,002,665	464,490
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	733,789	413,719	2,144,507
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	11,752	17,611	124,384
BlackRock Capital Appreciation VI (AnnuiChoice II)	192,585	112,331	731,671
BlackRock Capital Appreciation VI (Annuichoice)	19,019	2,224	69,106
BlackRock Capital Appreciation VI (Grandmaster flex3)	4,166	2,739	32,628
BlackRock Capital Appreciation VI Class III (Grandmaster)	87,560	3,041	168,453

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 3 (continued):
BlackRock Capital Appreciation VI Class III (Pinnacle)	$34,847	$43,440	$40,860
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	11,337	14,003	105,610
BlackRock Capital Appreciation VI Class III (Pinnacle V)	867,548	301,656	2,567,677
BlackRock Global Allocation VI (Advantedge)	18,606	120,482	266,419
BlackRock Global Allocation VI (AnnuiChoice II)	176,665	50,268	935,210
BlackRock Global Allocation VI (Annuichoice)	125,807	27,207	184,841
BlackRock Global Allocation VI (Grandmaster flex3)	26,177	10,654	195,338
BlackRock Global Allocation VI (Grandmaster)	57,779	13,262	75,662
BlackRock Global Allocation VI Class III (Pinnacle)	56,196	219,851	100,288
BlackRock Global Allocation VI Class III (Pinnacle IV)	60,870	21,661	367,230
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)	1,116	7,638	16,987
BlackRock Global Allocation VI Class III (Pinnacle V)	71,604	82,049	410,522
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	51,487	8,677	422,022
TOPS Managed Risk Moderate Growth ETF (Pinnacle V)	623	1,105	18,690
TOPS Managed Risk Moderate Growth ETF (Annuichoice)	222	524	6,507
TOPS Managed Risk Moderate Growth ETF (Advantedge)	123,758	21,278	179,995
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)	870,156	70,295	1,747,371
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV) *	402	1	401
American Funds Capital Income Builder (Pinnacle V) *	117,407	51,408	63,729
American Funds Capital Income Builder (AnnuiChoice II) *	23,031	16,411	6,272
American Funds Global Growth (AdvantEdge)	150,489	3,350	146,997
American Funds Global Growth (AnnuiChoice)	334,909	2,691	331,895
American Funds Global Growth (AnnuiChoice II)	149,817	17,996	154,392
American Funds Global Growth (GrandMaster)	1,076,031	37,753	1,037,016
American Funds Global Growth (GrandMaster flex3)	153,601	2,347	151,148
American Funds Global Growth (Pinnacle)	54,116	15,782	45,325
American Funds Global Growth (Pinnacle IV)	2,588,390	57,755	2,550,522
American Funds Global Growth (Pinnacle V)	6,915,236	345,279	6,638,084
American Funds Growth (AdvantEdge)	34,553	1,209	45,422
American Funds Growth (AnnuiChoice)	20,820	123	20,661
American Funds Growth (AnnuiChoice II)	91,362	7,174	124,978
American Funds Growth (GrandMaster)	18,415	1,156	29,190
American Funds Growth (GrandMaster flex3)	2,337	188	12,188
American Funds Growth (Pinnacle)	32,887	9,003	33,320
American Funds Growth (Pinnacle IV)	64,123	2,443	93,143
American Funds Growth (Pinnacle V)	741,982	430,708	728,777
American Funds Growth-Income (AdvantEdge)	194,655	42,681	208,168
American Funds Growth-Income (AnnuiChoice)	482,450	3,809	488,235
American Funds Growth-Income (AnnuiChoice II)	130,530	11,034	141,092
American Funds Growth-Income (GrandMaster)	1,227,413	46,807	1,245,578
American Funds Growth-Income (GrandMaster flex3)	151,466	16,950	161,835
American Funds Growth-Income (Pinnacle)	3,225	19,450	3,134
American Funds Growth-Income (Pinnacle IV)	3,288,936	71,329	3,263,882
American Funds Growth-Income (Pinnacle V)	8,040,647	501,324	8,340,892
American Funds New World (AdvantEdge)	26,056	2,326	41,400
American Funds New World (AnnuiChoice)	322	53	6,576

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 4 (continued):
American Funds New World (AnnuiChoice II)	$10,433	$726	$15,638
American Funds New World (GrandMaster)	31,390	91	31,303
American Funds New World (GrandMaster flex3)	19,937	362	33,480
American Funds New World (Pinnacle)	32,200	4,706	27,318
American Funds New World (Pinnacle IV)	46,086	734	45,229
American Funds New World (Pinnacle V)	42,247	2,294	81,197
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	52,108	91,511	360,568
Deutsche Small Cap Index VIP (Pinnacle IV)	2,118	9,937	17,801
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	660	8,216	—
Non-Affiliated Class B:
Deutsche Small Cap Index (AnnuiChoice II)	11,518	82,305	110,030
Deutsche Small Cap Index (AnnuiChoice)	23,631	192,446	99,681
Deutsche Small Cap Index (GrandMaster flex3)	9,276	2,416	56,818
Deutsche Small Cap Index (Grandmaster)	17,333	26,796	128,418
Deutsche Small Cap Index (IQ3)	11,170	35,542	95,225
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	791	18,013	9,507
Deutsche Small Cap Index (Pinnacle Plus)	21,650	8,945	48,891
Deutsche Small Cap Index VIP (Pinnacle IV)	27,666	41,196	245,219
Deutsche Small Cap Index VIP (Pinnacle V)	67,994	94,107	314,654
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	3,882	77,110	78,863
Pimco VIT All Asset (IQ Annuity)	10,118	41,997	320,046
Pimco VIT All Asset (Pinnacle)	5,653	135,053	148,088
Pimco VIT All Asset (Pinnacle II Reduced M&E)	463	7,044	15,911
Pimco VIT All Asset (AnnuiChoice II)	14,503	40,122	164,858
Pimco VIT All Asset (AnnuiChoice)	5,137	126,691	50,079
Pimco VIT All Asset (GrandMaster flex3)	11,727	121,773	121,864
Pimco VIT All Asset (Grandmaster)	5,916	285,513	126,888
Pimco VIT All Asset (Pinnacle IV)	12,346	221,727	156,803
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	11,557	1	11,556
Pimco VIT All Asset (Pinnacle Plus)	211	19,595	—
Pimco VIT All Asset (Pinnacle V)	64,649	295,813	191,598
Pimco VIT Commodity Real Return (Pinnacle)	2,289	9,345	20,680
Pimco VIT Commodity Real Return (Pinnacle IV)	17,151	121,066	99,719
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)	104	273	3,808
Pimco VIT Commodity Real Return (Pinnacle V)	615,929	195,922	1,431,884
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	85,123	25,914	536,131
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	106,233	63,911	317,847
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	4,348	4,364	56,523
Pimco VIT Commodity Real Return Strategy (Grandmaster)	7,251	1,769	45,243
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	5,349	226,331	96,493
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	6,752	9,154	65,495
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	6,094	190	5,881
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	786	7,985	20,244
Pimco VIT Long Term Government (IQ Annuity)	51,061	48,635	1,184
Pimco VIT Long Term Government (Pinnacle)	129,275	98,978	27,211

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT Long Term Government (GrandMaster flex3)	$237,182	$231,523	$2
Pimco VIT Long Term Government (Pinnacle V)	7,834	114	7,710
Pimco VIT Long Term Government (AdvantEdge)	39,366	38,360	—
Pimco VIT Long Term Government (Pinnacle IV)	610,867	406,421	203,008
Pimco VIT Long Term Government (Annuichoice)	767	13,829	25,580
Pimco VIT Long Term Government (AnnuiChoice II)	27,702	128	29,757
Pimco VIT Long Term Government (Pinnacle II Reduced M&E)	35,542	34,632	—
Pimco VIT Low Duration (AnnuiChoice II)	1,071,015	1,394,322	1,612,600
Pimco VIT Low Duration (AnnuiChoice)	16,200	65,333	120,464
Pimco VIT Low Duration (GrandMaster flex3)	16,613,002	22,219,502	5,110,645
Pimco VIT Low Duration (Grandmaster)	1,231,352	1,628,344	632,062
Pimco VIT Low Duration (IQ Annuity)	1,367,999	1,618,170	853,553
Pimco VIT Low Duration (Pinnacle)	6,593,071	9,038,823	2,242,549
Pimco VIT Low Duration (Pinnacle IV)	459,652	633,558	204,508
Pimco VIT Low Duration (Pinnacle II Reduced M&E)	708,790	917,193	195,657
Pimco VIT Low Duration (AdvantEdge)	40,798	51,635	75,803
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	27,355	924	37,922
Pimco VIT Low Duration (Pinnacle Plus)	30,314	34,750	41,867
Pimco VIT Low Duration (Pinnacle V)	1,051,371	534,165	999,697
Pimco VIT Real Return (Pinnacle IV)	6,778	16,840	155,182
Pimco VIT Real Return (AdvantEdge)	2,557	22,876	58,366
Pimco VIT Real Return (AnnuiChoice II)	35,372	116,100	296,979
Pimco VIT Real Return (AnnuiChoice)	5,893	30,531	140,815
Pimco VIT Real Return (GrandMaster flex3)	39,854	50,602	52,566
Pimco VIT Real Return (Grandmaster)	14,223	33,300	87,027
Pimco VIT Real Return (IQ Annuity)	6,005	58,511	126,889
Pimco VIT Real Return (Pinnacle)	8,939	163,608	19,819
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	16,934	363	30,003
Pimco VIT Real Return (Pinnacle Plus)	276	33,306	6,101
Pimco VIT Real Return (Pinnacle V)	79,247	191,329	407,384
Pimco VIT Total Return (Pinnacle V)	6,286,966	5,308,895	25,070,239
Pimco VIT Total Return (AdvantEdge)	609,785	965,951	6,457,592
Pimco VIT Total Return (AnnuiChoice II)	1,342,942	505,708	4,272,863
Pimco VIT Total Return (AnnuiChoice)	329,180	671,019	617,085
Pimco VIT Total Return (GrandMaster flex3)	946,904	1,079,237	455,227
Pimco VIT Total Return (Grandmaster)	154,239	1,484,608	541,851
Pimco VIT Total Return (IQ Annuity)	882,717	775,973	998,771
Pimco VIT Total Return (Pinnacle)	629,775	666,765	1,054,074
Pimco VIT Total Return (Pinnacle IV)	390,269	2,852,237	678,051
Pimco VIT Total Return (Pinnacle II Reduced M&E)	27,549	33,923	15,608
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	99,477	51,500	87,016
Pimco VIT Total Return (Pinnacle Plus)	31,361	415,726	477,276
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)	310,277	395,102	15,434
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)	1,751	1,644	9,006
Guggenheim VT Global Managed Futures Strategies (Pinnacle II Reduced M&E)	36,996	32,945	—
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)	597,165	689,847	411,457

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Investor Class (continued):
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	$108,656	$57,268	$224,664
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	9,256	13,849	70,362
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	289,841	211,859	50,851
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	62,896	57,379	—
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	6,066	746	25,780
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	519	162	9,746
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	4,127	80,904	85,745
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	38,343	28,218	138,122
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	550	32,802	13,887
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	979	176	5,678
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	352	4,449	47,080
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	4,318	1,618	37,175
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	3	8	319
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	582	11,186	47,141
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	3	788	92
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	11,937	15,159	25,112
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	11,090	52,406	180,066
Guggenheim VT Long Short Equity (AdvantEdge)	37,997	38,290	21,703
Guggenheim VT Long Short Equity (AnnuiChoice II)	511	3,155	59,953
Guggenheim VT Long Short Equity (AnnuiChoice)	61,955	941	67,513
Guggenheim VT Long Short Equity (GrandMaster flex3)	160,288	157,045	9,146
Guggenheim VT Long Short Equity (Grandmaster)	33,497	33,082	2,388
Guggenheim VT Long Short Equity (IQ Annuity)	27,393	1,650	41,855
Guggenheim VT Long Short Equity (Pinnacle)	69,079	97,460	9,840
Guggenheim VT Long Short Equity (Pinnacle IV)	3,435	10,553	28,485
Guggenheim VT Long Short Equity (Pinnacle II Reduced M&E)	16,412	16,086	—
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	4,964	184	4,776
Guggenheim VT Long Short Equity (Pinnacle Plus)	—	5,618	7,540
Guggenheim VT Long Short Equity (Pinnacle V)	456,786	657,520	82,753
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)	2,957	25,428	121,698
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	65,430	51,940	559,970
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	1,014	801	41,849
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	259,043	133,995	815,415
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	19,196	29,097	253,858
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	460	354	18,341
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	282,250	65,656	791,851
iShares TIPS Bond ETF (Varoom)	627	27,683	96,672
iShares TIPS Bond ETF (Varoom GLWB 2)	3,664	18,937	52,079
iShares TIPS Bond ETF (Varoom GLWB 3)	1,557	148	4,154
iShares TIPS Bond ETF (Varoom GLWB 5)	12,532	5,168	89,915
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	1,212	280	16,999
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	4,454	25,332	37,154
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	21,384	55,742	79,040
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	69,047	22,354	259,821
iShares S&P 500 Growth ETF (Varoom)	5,936	2,589	113,978
iShares S&P 500 Growth ETF (Varoom GLWB 1)	15,272	87,872	423,676

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
iShares S&P 500 Growth ETF (Varoom GLWB 2)	$28,430	$2,462	$32,651
iShares S&P 500 Growth ETF (Varoom GLWB 3)	27,588	94,296	91,269
iShares S&P 500 Growth ETF (Varoom GLWB 4)	1,354,972	293,791	4,242,067
iShares S&P 500 Growth ETF (Varoom GLWB 5)	40,505	9,387	107,763
iShares Core S&P 500 Index ETF (Varoom)	19,349	10,145	280,182
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	354,982	943,071	5,555,065
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	42,434	106,626	534,050
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	438,604	343,728	917,448
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	12,075,456	1,689,762	39,917,397
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	773,344	193,588	2,318,686
iShares S&P 500 Value ETF (Varoom)	2,412	1,288	51,429
iShares S&P 500 Value ETF (Varoom GLWB 1)	31,846	43,402	299,896
iShares S&P 500 Value ETF (Varoom GLWB 2)	3,003	2,805	30,196
iShares S&P 500 Value ETF (Varoom GLWB 3)	17,716	78,887	134,152
iShares S&P 500 Value ETF (Varoom GLWB 4)	593,956	214,292	1,828,724
iShares S&P 500 Value ETF (Varoom GLWB 5)	34,569	12,022	129,065
iShares Core S&P MidCap Index ETF (Varoom)	7,848	48,980	141,263
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	137,973	295,335	1,598,436
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	24,185	30,923	216,983
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	97,272	137,480	274,815
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	3,558,641	464,114	11,827,737
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	138,586	47,670	536,166
iShares Core S&P Small Cap Index ETF (Varoom)	4,190	4,117	113,879
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	56,680	152,013	787,584
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	8,525	17,019	113,038
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	80,764	104,939	172,745
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	1,696,026	247,008	5,854,480
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	124,275	45,113	463,930
iShares International Treasury Bond (Varoom)	2,012	446	29,796
iShares International Treasury Bond (Varoom GLWB 1)	158,016	120,678	1,303,842
iShares International Treasury Bond (Varoom GLWB 2)	2,953	1,167	21,153
iShares International Treasury Bond (Varoom GLWB 3)	26,544	29,230	30,473
iShares International Treasury Bond (Varoom GLWB 4)	2,287,939	288,996	7,146,811
iShares International Treasury Bond (Varoom GLWB 5)	12,660	1,122	34,971
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	5,670	37,580	246,555
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	49,373	33,195	402,231
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	3,540	55,048	108,205
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	401,234	70,022	1,101,843
Vanguard Emerging Markets Index Fund ETF (Varoom)	791	510	32,937
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	37,394	29,696	166,717
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	15,675	11,517	71,833
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	108,855	42,946	309,042
Vanguard Developed Markets Index Fund ETF (Varoom)	2,905	648	36,141
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 1)	121,508	151,099	1,064,107
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 2)	30,558	15,908	158,464
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 3)	90,892	96,787	204,578
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 4)	2,049,615	268,682	6,774,806

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 5)	$125,109	$23,317	$360,066
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	294	162	8,944
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	1,174	1,196	19,725
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	11,110	10,222	84,599
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	20,881	17,446	84,490
Vanguard Large-Cap Index ETF (Varoom)	1,303	1,180	44,972
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	31,659	24,117	222,914
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	21,192	66,605	160,228
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	99,664	72,430	596,531
Vanguard Mega Cap Index ETF (Varoom)	759	588	27,983
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	10,804	2,766	19,004
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	6,679	63,964	28,867
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	30,184	30,379	75,446
Vanguard REIT Index ETF (Varoom)	2,256	13,726	43,014
Vanguard REIT Index ETF (Varoom GLWB 2)	24,385	29,574	103,471
Vanguard REIT Index ETF (Varoom GLWB 3)	6,573	5,332	105,458
Vanguard REIT Index ETF (Varoom GLWB 5)	97,497	60,697	246,273
Vanguard Total Bond Market Index ETF (Varoom)	19,244	3,944	227,744
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	559,194	871,140	8,442,892
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	61,719	82,524	790,208
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	441,721	277,206	796,831
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	13,496,552	1,874,444	46,863,391
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	793,765	192,589	2,688,217
Vanguard VI Money Market (Varoom GLWB 2)	132	127	4,763
Vanguard VI Money Market (Varoom GLWB 3)	16,201	2,490	131,620
Vanguard VI Money Market (Varoom GLWB 5)	59,310	10,200	169,450
Vanguard Short Term Bond ETF (Varoom GLWB 2)	12,058	87	11,970
Vanguard Short Term Bond ETF (Varoom GLWB 3)	22,824	11,897	54,284
Vanguard Short Term Bond ETF (Varoom GLWB 5)	248,313	20,789	466,997

* - 2015 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions

The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below under “Mortality and Expenses %” are the annual rates deducted as a daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units.  Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

	Contracts	Mortality and Expense %	Annual Administration Fee
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
3	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
	AnnuiChoice - GMAB Rider	1.60	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
	Varoom - Self Styled Option	2.55	N/A
14	Varoom II	1.90	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions (continued)

For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.

For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost. In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each of the five years in the period ended December 31, 2015.

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Subaccounts with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)
	2015	14	$13.57	$189	0.94%	1.60%	(1.70)%
	2014	46	13.81	639	0.00%	1.60%	5.77%
	2013	68	13.05	887	2.68%	1.60%	20.95%
	2012	10	10.79	109	1.88%	1.60%	10.78%
	2011	10	9.74	102	1.62%	1.60%	(1.65)%
Touchstone Aggressive ETF (AnnuiChoice ®)
	2015	36	16.66	599	1.62%	1.00%	(1.10)%
	2014	42	16.84	715	0.00%	1.00%	6.42%
	2013	53	15.83	842	2.26%	1.00%	21.69%
	2012	30	13.01	390	1.21%	1.00%	11.46%
	2011	67	11.67	786	1.23%	1.00%	(1.05)%
Touchstone Aggressive ETF (AnnuiChoice II)
	2015	31	19.83	624	1.59%	1.15%	(1.25)%
	2014	35	20.08	699	0.00%	1.15%	6.26%
	2013	37	18.90	702	2.57%	1.15%	21.50%
	2012	34	15.55	528	1.67%	1.15%	11.29%
	2011	45	13.98	626	1.20%	1.15%	(1.20)%
Touchstone Aggressive ETF (GrandMaster flex3)
	2015	86	15.66	1,352	1.61%	1.55%	(1.65)%
	2014	99	15.92	1,582	0.00%	1.55%	5.83%
	2013	103	15.04	1,556	2.49%	1.55%	21.01%
	2012	72	12.43	900	0.89%	1.55%	10.84%
	2011	252	11.22	2,823	1.38%	1.55%	(1.60)%

Touchstone Aggressive ETF (Grandmaster)
	2015	8	16.02	121	1.84%	1.35%	(1.45)%
	2014	7	16.25	107	0.00%	1.35%	6.04%
	2013	7	15.33	103	1.99%	1.35%	21.26%
	2012	8	12.64	107	2.00%	1.35%	11.06%
	2011	8	11.38	88	1.61%	1.35%	(1.40)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (IQ Advisor Standard)
	2015	14	$18.36	$258	1.68%	0.60%	(0.70)%
	2014	14	18.49	259	0.00%	0.60%	6.85%
	2013	14	17.30	243	1.92%	0.60%	22.18%
	2012	1	14.16	17	2.03%	0.60%	11.91%
	2011	1	12.66	13	1.42%	0.60%	(0.65)%
Touchstone Aggressive ETF (IQ Annuity)
	2015	381	15.84	6,038	1.64%	1.45%	(1.55)%
	2014	405	16.09	6,516	0.00%	1.45%	5.93%
	2013	450	15.18	6,826	2.21%	1.45%	21.14%
	2012	238	12.53	2,979	1.79%	1.45%	10.95%
	2011	274	11.30	3,090	1.36%	1.45%	(1.50)%
Touchstone Aggressive ETF (Pinnacle)
	2015	27	16.02	427	1.64%	1.35%	(1.45)%
	2014	27	16.25	444	0.00%	1.35%	6.04%
	2013	30	15.33	457	2.10%	1.35%	21.26%
	2012	8	12.64	105	0.71%	1.35%	11.06%
	2011	38	11.38	434	1.22%	1.35%	(1.40)%
Touchstone Aggressive ETF (Pinnacle IV)
	2015	26	15.84	413	1.49%	1.45%	(1.55)%
	2014	34	16.09	550	0.00%	1.45%	5.93%
	2013	50	15.18	764	1.97%	1.45%	21.14%
	2012	28	12.54	352	0.98%	1.45%	10.95%
	2011	85	11.30	960	1.14%	1.45%	(1.50)%
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)
	2015	5	14.61	68	8.28%	1.10%	(1.25)%
	2014	*-	14.79	3	0.00%	1.10%	47.93%
Touchstone Aggressive ETF (Pinnacle Plus)
	2015	10	15.45	156	1.23%	1.67%	(1.77)%
	2014	15	15.73	233	0.00%	1.67%	5.70%
	2013	28	14.88	411	2.17%	1.67%	20.87%
	2012	8	12.31	103	1.65%	1.67%	10.70%
	2011	11	11.12	124	0.83%	1.67%	(1.71)%
Touchstone Aggressive ETF (Pinnacle V)
	2015	115	19.30	2,221	1.68%	1.55%	(1.65)%
	2014	117	19.62	2,300	0.00%	1.55%	5.83%
	2013	125	18.54	2,324	2.84%	1.55%	21.01%
	2012	104	15.32	1,592	1.92%	1.55%	10.84%
	2011	104	13.83	1,432	1.53%	1.55%	(1.60)%
Touchstone Conservative ETF (AdvantEdge)
	2015	18	12.46	226	1.20%	1.60%	(1.83)%
	2014	32	12.69	402	1.26%	1.60%	3.54%
	2013	35	12.26	423	1.58%	1.60%	6.76%
	2012	29	11.48	332	1.74%	1.60%	5.02%
	2011	29	10.93	319	1.89%	1.60%	1.79%
Touchstone Conservative ETF (AnnuiChoice II)
	2015	84	14.41	1,214	1.44%	1.15%	(1.39)%
	2014	94	14.61	1,368	1.16%	1.15%	4.02%
	2013	98	14.05	1,379	1.46%	1.15%	7.25%
	2012	98	13.10	1,281	1.66%	1.15%	5.50%
	2011	108	12.42	1,340	2.01%	1.15%	2.25%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (AnnuiChoice)
	2015	11	$14.89	$169	0.37%	1.00%	(1.24)%
	2014	48	15.07	730	1.15%	1.00%	4.17%
	2013	53	14.47	769	1.27%	1.00%	7.41%
	2012	69	13.47	932	1.69%	1.00%	5.66%
	2011	74	12.75	937	2.04%	1.00%	2.40%
Touchstone Conservative ETF (GrandMaster flex3)
	2015	5	13.99	75	0.78%	1.55%	(1.78)%
	2014	33	14.25	471	1.13%	1.55%	3.60%
	2013	39	13.75	531	1.33%	1.55%	6.82%
	2012	46	12.88	595	1.71%	1.55%	5.08%
	2011	48	12.25	588	1.72%	1.55%	1.84%
Touchstone Conservative ETF (Grandmaster)
	2015	5	14.31	66	1.30%	1.35%	(1.59)%
	2014	7	14.54	95	0.94%	1.35%	3.81%
	2013	11	14.01	152	2.04%	1.35%	7.04%
	2012	4	13.09	58	0.44%	1.35%	5.29%
	2011	31	12.43	389	1.38%	1.35%	2.04%
Touchstone Conservative ETF (IQ Advisor Standard)
	2015	11	16.07	170	1.52%	0.60%	(0.84)%
	2014	11	16.20	171	1.19%	0.60%	4.59%
	2013	11	15.49	164	1.45%	0.60%	7.85%
	2012	11	14.36	154	1.76%	0.60%	6.09%
	2011	11	13.54	143	1.93%	0.60%	2.82%
Touchstone Conservative ETF (IQ Annuity)
	2015	54	14.15	760	1.51%	1.45%	(1.68)%
	2014	52	14.39	754	1.05%	1.45%	3.70%
	2013	65	13.88	897	1.46%	1.45%	6.93%
	2012	64	12.98	829	1.37%	1.45%	5.18%
	2011	99	12.34	1,224	1.98%	1.45%	1.94%
Touchstone Conservative ETF (Pinnacle)
	2015	10	14.31	141	1.39%	1.35%	(1.59)%
	2014	11	14.54	165	1.05%	1.35%	3.81%
	2013	14	14.01	193	1.73%	1.35%	7.04%
	2012	9	13.09	122	1.28%	1.35%	5.29%
Touchstone Conservative ETF (Pinnacle IV)
	2015	42	14.15	598	1.41%	1.45%	(1.68)%
	2014	47	14.40	674	1.15%	1.45%	3.70%
	2013	54	13.88	753	1.52%	1.45%	6.93%
	2012	49	12.98	639	1.30%	1.45%	5.18%
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)
	2015	*-	11.99	6	1.64%	1.15%	(1.39)%
	2014	*-	12.15	2	0.38%	1.15%	4.02%
	2013	1	11.68	15	2.81%	1.15%	7.25%
Touchstone Conservative ETF (Pinnacle Plus)
	2015	11	13.81	150	1.00%	1.67%	(1.90)%
	2014	22	14.07	310	0.99%	1.67%	3.47%
	2013	29	13.60	396	1.73%	1.67%	6.69%
	2012	19	12.75	248	1.74%	1.67%	4.95%
	2011	20	12.15	237	2.73%	1.67%	1.71%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF Fund (Pinnacle V)
	2015	442	$14.03	$6,202	1.54%	1.55%	(1.78)%
	2014	443	14.28	6,327	1.15%	1.55%	3.60%
	2013	450	13.79	6,210	1.73%	1.55%	6.82%
	2012	302	12.91	3,893	2.06%	1.55%	5.08%
Touchstone Active Bond (AdvantEdge)
	2015	25	12.09	308	2.70%	1.60%	(2.86)%
	2014	16	12.45	201	2.74%	1.60%	2.16%
	2013	15	12.19	188	3.34%	1.60%	(3.75)%
	2012	18	12.66	222	3.02%	1.60%	3.59%
	2011	19	12.22	227	3.91%	1.60%	6.72%
Touchstone Active Bond (AnnuiChoice II)
	2015	29	13.21	379	3.30%	1.15%	(2.41)%
	2014	16	13.54	222	2.58%	1.15%	2.62%
	2013	16	13.19	211	3.68%	1.15%	(3.31)%
	2012	15	13.64	206	2.63%	1.15%	4.07%
	2011	21	13.11	272	2.65%	1.15%	7.20%
Touchstone Active Bond (AnnuiChoice)
	2015	33	15.91	519	1.77%	1.00%	(2.26)%
	2014	44	16.27	722	2.28%	1.00%	2.78%
	2013	53	15.83	843	3.34%	1.00%	(3.16)%
	2012	61	16.35	994	3.25%	1.00%	4.22%
	2011	56	15.69	876	3.20%	1.00%	7.37%
Touchstone Active Bond (GrandMaster flex3)
	2015	24	13.98	331	3.26%	1.55%	(2.81)%
	2014	18	14.38	265	2.37%	1.55%	2.21%
	2013	21	14.07	289	3.11%	1.55%	(3.70)%
	2012	26	14.61	386	2.74%	1.55%	3.64%
	2011	34	14.09	475	3.04%	1.55%	6.77%
Touchstone Active Bond (Grandmaster)
	2015	25	13.51	334	0.64%	1.35%	(2.61)%
	2014	100	13.88	1,384	2.40%	1.35%	2.42%
	2013	114	13.55	1,542	3.33%	1.35%	(3.50)%
	2012	130	14.04	1,829	2.77%	1.35%	3.85%
	2011	162	13.52	2,196	4.54%	1.35%	6.99%
Touchstone Active Bond (IQ Annuity)
	2015	39	14.68	572	3.47%	1.45%	(2.71)%
	2014	23	15.09	342	2.57%	1.45%	2.31%
	2013	29	14.74	427	3.18%	1.45%	(3.60)%
	2012	37	15.29	563	2.95%	1.45%	3.75%
	2011	41	14.74	602	2.78%	1.45%	6.88%
Touchstone Active Bond (Pinnacle)
	2015	63	14.33	899	3.11%	1.35%	(2.61)%
	2014	40	14.72	586	2.53%	1.35%	2.42%
	2013	41	14.37	595	3.47%	1.35%	(3.50)%
	2012	47	14.89	695	2.97%	1.35%	3.85%
Touchstone Active Bond (Pinnacle IV)
	2015	57	14.14	808	0.78%	1.45%	(2.71)%
	2014	186	14.53	2,695	2.40%	1.45%	2.31%
	2013	216	14.20	3,065	3.02%	1.45%	(3.60)%
	2012	298	14.73	4,384	2.83%	1.45%	3.75%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Active Bond (Pinnacle II Reduced M&E)
	2015	*-	$14.47	$5	2.18%	1.10%	(2.36)%
Touchstone Active Bond (Pinnacle Plus Reduced M&E)
	2015	12	10.63	127	2.30%	1.15%	(2.41)%
	2014	9	10.90	99	3.19%	1.15%	2.62%
	2013	3	10.62	28	6.42%	1.15%	(3.31)%
Touchstone Active Bond (Pinnacle Plus)
	2015	18	12.86	231	2.71%	1.67%	(2.92)%
	2014	17	13.24	228	1.87%	1.67%	2.09%
	2013	33	12.97	426	3.31%	1.67%	(3.81)%
	2012	38	13.49	519	2.59%	1.67%	3.52%
	2011	54	13.03	702	3.40%	1.67%	6.64%
Touchstone Active Bond (PinnacleV)
	2015	394	12.46	4,908	2.06%	1.55%	(2.81)%
	2014	393	12.82	5,039	2.66%	1.55%	2.21%
	2013	370	12.54	4,645	3.66%	1.55%	(3.70)%
	2012	353	13.02	4,599	3.22%	1.55%	3.64%
Touchstone GMAB Aggressive ETF (AnnuiChoice II)
	2015	12	19.04	232	1.66%	1.75%	(1.85)%
	2014	12	19.40	241	0.00%	1.75%	5.61%
	2013	13	18.37	232	2.64%	1.75%	20.77%
	2012	13	15.21	195	1.90%	1.75%	10.61%
	2011	13	13.75	179	1.40%	1.75%	(1.79)%
Touchstone GMAB Aggressive ETF (Pinnacle IV)
	2015	35	18.65	650	1.65%	2.05%	(2.15)%
	2014	38	19.06	716	0.00%	2.05%	5.29%
	2013	39	18.11	712	2.54%	2.05%	20.40%
	2012	43	15.04	647	1.91%	2.05%	10.27%
	2011	43	13.64	588	1.38%	2.05%	(2.09)%
Touchstone GMAB Aggressive ETF (Pinnacle V)
	2015	30	18.53	553	1.56%	2.15%	(2.25)%
	2014	35	18.95	654	0.00%	2.15%	5.18%
	2013	41	18.02	740	2.65%	2.15%	20.28%
	2012	42	14.98	622	1.90%	2.15%	10.16%
	2011	42	13.60	571	1.35%	2.15%	(2.19)%
Touchstone GMAB Conservative ETF (AnnuiChoice II)
	2015	17	13.84	232	1.51%	1.75%	(1.98)%
	2014	17	14.12	244	1.17%	1.75%	3.39%
	2013	18	13.65	252	1.38%	1.75%	6.60%
	2012	20	12.81	262	1.69%	1.75%	4.86%
	2011	22	12.22	264	1.90%	1.75%	1.63%
Touchstone GMAB Conservative ETF (Pinnacle IV)
	2015	41	13.56	561	1.48%	2.05%	(2.28)%
	2014	44	13.87	606	1.18%	2.05%	3.07%
	2013	44	13.46	595	1.42%	2.05%	6.28%
	2012	46	12.67	583	1.62%	2.05%	4.54%
	2011	53	12.12	642	1.88%	2.05%	1.32%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone GMAB Conservative ETF (Pinnacle V)
	2015	39	$13.46	$527	1.46%	2.15%	(2.38)%
	2014	43	13.79	587	1.15%	2.15%	2.97%
	2013	44	13.40	590	1.44%	2.15%	6.17%
	2012	45	12.62	565	1.74%	2.15%	4.43%
	2011	45	12.08	541	1.92%	2.15%	1.22%
Touchstone GMAB Moderate ETF (AnnuiChoice II)
	2015	2	16.66	31	1.91%	1.75%	(1.93)%
	2014	2	16.99	31	1.67%	1.75%	5.09%
	2013	2	16.17	30	1.94%	1.75%	14.29%
	2012	2	14.15	26	2.04%	1.75%	8.01%
	2011	2	13.10	24	2.05%	1.75%	0.06%
Touchstone GMAB Moderate ETF (Pinnacle IV)
	2015	42	16.32	688	1.79%	2.05%	(2.23)%
	2014	56	16.70	933	1.56%	2.05%	4.77%
	2013	66	15.94	1,055	1.88%	2.05%	13.94%
	2012	72	13.99	1,008	1.85%	2.05%	7.68%
	2011	87	12.99	1,128	1.98%	2.05%	(0.24)%
Touchstone GMAB Moderate ETF(Pinnacle V)
	2015	31	16.21	498	1.52%	2.15%	(2.33)%
	2014	40	16.60	666	1.39%	2.15%	4.66%
	2013	57	15.86	910	1.82%	2.15%	13.82%
	2012	65	13.93	908	1.72%	2.15%	7.57%
	2011	90	12.95	1,163	2.03%	2.15%	(0.35)%
Touchstone Large Cap Core Equity (AdvantEdge)
	2015	41	14.49	590	1.55%	1.60%	(5.55)%
	2014	43	15.34	659	1.01%	1.60%	13.09%
	2013	47	13.56	635	1.34%	1.60%	29.42%
	2012	62	10.48	648	1.69%	1.60%	10.27%
	2011	61	9.50	581	2.47%	1.60%	1.38%
Touchstone Large Cap Core Equity (AnnuiChoice II)
	2015	38	15.73	591	1.67%	1.15%	(5.12)%
	2014	34	16.57	557	0.97%	1.15%	13.61%
	2013	40	14.59	582	1.67%	1.15%	30.01%
	2012	32	11.22	358	1.73%	1.15%	10.78%
	2011	30	10.13	302	1.99%	1.15%	1.84%
Touchstone Large Cap Core Equity (AnnuiChoice)
	2015	26	17.05	440	1.40%	1.00%	(4.97)%
	2014	32	17.94	575	0.99%	1.00%	13.78%
	2013	37	15.77	584	1.33%	1.00%	30.21%
	2012	51	12.11	620	1.56%	1.00%	10.95%
	2011	59	10.91	648	1.30%	1.00%	1.99%
Touchstone Large Cap Core Equity (GrandMaster flex3)
	2015	8	17.06	131	1.57%	1.55%	(5.50)%
	2014	7	18.06	120	0.94%	1.55%	13.15%
	2013	8	15.96	127	1.09%	1.55%	29.48%
	2012	15	12.33	188	1.16%	1.55%	10.33%
	2011	30	11.17	332	1.44%	1.55%	1.43%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (Grandmaster)
	2015	5	$17.81	$88	1.32%	1.35%	(5.31)%
	2014	9	18.81	168	1.36%	1.35%	13.38%
	2013	4	16.59	71	1.36%	1.35%	29.75%
	2012	5	12.78	70	1.79%	1.35%	10.55%
	2011	5	11.56	55	0.15%	1.35%	1.63%
Touchstone Large Cap Core Equity (IQ Advisor Standard)
	2015	*-	18.86	6	1.60%	0.60%	(4.59)%
	2014	*-	19.77	6	0.71%	0.60%	14.24%
	2013	1	17.30	11	0.89%	0.60%	30.73%
	2012	2	13.24	22	1.65%	0.60%	11.40%
	2011	2	11.88	20	1.74%	0.60%	2.40%
Touchstone Large Cap Core Equity (IQ Annuity)
	2015	20	16.30	330	1.56%	1.45%	(5.40)%
	2014	21	17.23	365	0.95%	1.45%	13.26%
	2013	26	15.22	395	1.39%	1.45%	29.61%
	2012	32	11.74	371	1.49%	1.45%	10.44%
	2011	40	10.63	425	1.52%	1.45%	1.53%
Touchstone Large Cap Core Equity (Pinnacle)
	2015	307	18.56	5,704	1.46%	1.35%	(5.31)%
	2014	356	19.60	6,975	0.97%	1.35%	13.38%
	2013	415	17.29	7,172	1.45%	1.35%	29.75%
	2012	467	13.32	6,227	1.51%	1.35%	10.55%
	2011	570	12.05	6,869	1.65%	1.35%	1.63%
Touchstone Large Cap Core Equity (Pinnacle IV)
	2015	65	18.30	1,193	0.61%	1.45%	(5.40)%
	2014	215	19.35	4,158	1.05%	1.45%	13.26%
	2013	210	17.08	3,586	1.30%	1.45%	29.61%
	2012	272	13.18	3,592	1.68%	1.45%	10.44%
	2011	270	11.94	3,225	1.09%	1.45%	1.53%
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)
	2015	20	18.74	383	1.44%	1.10%	(5.07)%
	2014	23	19.74	461	1.01%	1.10%	13.66%
	2013	25	17.37	439	1.63%	1.10%	30.07%
	2012	22	13.35	290	3.19%	1.10%	2.38%
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)
	2015	12	16.59	195	1.52%	1.15%	(5.12)%
	2014	15	17.48	259	1.24%	1.15%	74.85%
	2011	*-	10.69	*-	0.00%	1.15%	1.84%
Touchstone Large Cap Core Equity (Pinnacle Plus)
	2015	11	18.69	208	1.50%	1.67%	(5.61)%
	2014	13	19.80	248	1.18%	1.67%	13.01%
	2013	20	17.52	358	1.33%	1.67%	29.33%
	2012	27	13.55	370	1.59%	1.67%	10.19%
	2011	30	12.30	372	1.24%	1.67%	1.30%
Touchstone Large Cap Core Equity (PinnacleV)
	2015	512	12.63	6,473	1.16%	1.55%	(5.50)%
	2014	809	13.37	10,811	1.23%	1.55%	13.15%
	2013	621	11.81	7,334	1.33%	1.55%	29.48%
	2012	719	9.12	6,560	1.91%	1.55%	10.33%
	2011	536	8.27	4,431	1.64%	1.55%	1.43%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Focused (AdvantEdge)
	2015	32	$16.07	$516	0.00%	1.60%	0.34%
	2014	2	16.01	32	0.00%	1.60%	11.29%
	2013	6	14.39	84	0.00%	1.60%	32.66%
	2012	3	10.85	34	0.00%	1.60%	18.01%
	2011	3	9.19	29	0.10%	1.60%	(12.74)%
Touchstone Focused (AnnuiChoice II)
	2015	139	18.81	2,616	0.00%	1.15%	0.80%
	2014	84	18.66	1,569	(0.00)%	1.15%	11.80%
	2013	88	16.69	1,475	0.00%	1.15%	33.26%
	2012	95	12.53	1,187	0.00%	1.15%	18.55%
	2011	99	10.57	1,046	0.32%	1.15%	(12.35)%
Touchstone Focused (AnnuiChoice)
	2015	96	28.00	2,700	(0.00)%	1.00%	0.95%
	2014	60	27.74	1,663	0.00%	1.00%	11.97%
	2013	69	24.77	1,698	0.00%	1.00%	33.47%
	2012	87	18.56	1,622	0.00%	1.00%	18.73%
	2011	100	15.63	1,562	0.31%	1.00%	(12.21)%
Touchstone Focused (GrandMaster flex3)
	2015	44	26.58	1,161	0.00%	1.55%	0.39%
	2014	16	26.48	419	(0.00)%	1.55%	11.35%
	2013	9	23.78	214	0.00%	1.55%	32.73%
	2012	29	17.92	524	0.00%	1.55%	18.07%
	2011	7	15.17	113	0.27%	1.55%	(12.70)%
Touchstone Focused (Grandmaster)
	2015	37	23.90	881	0.00%	1.35%	0.60%
	2014	6	23.76	139	0.00%	1.35%	11.57%
	2013	8	21.29	168	0.00%	1.35%	32.99%
	2012	8	16.01	134	0.00%	1.35%	18.31%
	2011	4	13.53	50	0.28%	1.35%	(12.52)%
Touchstone Focused (IQ Advisor Standard)
	2015	2	26.26	45	0.00%	0.60%	1.36%
	2014	*-	25.90	7	0.02%	0.60%	12.42%
	2013	*-	23.04	6	0.00%	0.60%	34.00%
	2012	*-	17.20	5	0.00%	0.60%	19.21%
	2011	*-	14.42	4	0.34%	0.60%	(11.86)%
Touchstone Focused (IQ Annuity)
	2015	174	27.26	4,743	0.00%	1.45%	0.49%
	2014	35	27.12	945	0.00%	1.45%	11.46%
	2013	40	24.33	978	0.00%	1.45%	32.86%
	2012	39	18.31	706	0.00%	1.45%	18.19%
	2011	38	15.50	593	0.32%	1.45%	(12.61)%
Touchstone Focused (Pinnacle)
	2015	187	27.42	5,127	0.00%	1.35%	0.60%
	2014	25	27.25	695	0.00%	1.35%	11.57%
	2013	26	24.43	628	0.00%	1.35%	32.99%
	2012	31	18.37	576	0.00%	1.35%	18.31%
	2011	40	15.53	622	0.31%	1.35%	(12.52)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Focused (Pinnacle IV)
	2015	132	$27.04	$3,561	0.00%	1.45%	0.49%
	2014	57	26.91	1,527	0.00%	1.45%	11.46%
	2013	84	24.14	2,029	0.00%	1.45%	32.86%
	2012	86	18.17	1,555	0.00%	1.45%	18.19%
	2011	82	15.37	1,254	0.29%	1.45%	(12.61)%
Touchstone Focused (Pinnacle II Reduced M&E)
	2015	19	27.69	533	0.00%	1.10%	0.85%
	2014	*-	27.45	9	0.00%	1.10%	11.85%
	2013	*-	24.54	8	0.00%	1.10%	33.33%
	2012	*-	18.41	6	0.00%	1.10%	3.03%
Touchstone Focused (Pinnacle Plus Reduced M&E)
	2015	38	16.91	641	0.00%	1.15%	0.80%
	2014	13	16.77	221	0.00%	1.15%	11.80%
	2013	2	15.00	37	0.00%	1.15%	33.26%
	2011	*-	9.50	*-	0.00%	1.15%	(12.35)%
Touchstone Focused (Pinnacle Plus)
	2015	23	27.36	636	0.00%	1.67%	0.27%
	2014	8	27.28	225	0.00%	1.67%	11.21%
	2013	14	24.53	350	0.00%	1.67%	32.56%
	2012	20	18.51	362	0.00%	1.67%	17.92%
	2011	29	15.69	449	0.37%	1.67%	(12.81)%
Touchstone Focused (PinnacleV)
	2015	456	15.14	6,905	0.00%	1.55%	0.39%
	2014	196	15.08	2,964	0.00%	1.55%	11.35%
	2013	183	13.55	2,478	0.00%	1.55%	32.73%
	2012	143	10.21	1,459	0.00%	1.55%	18.07%
	2011	142	8.65	1,229	0.36%	1.55%	(12.70)%
Touchstone Moderate ETF (AdvantEdge)
	2015	42	13.29	558	1.79%	1.60%	(1.78)%
	2014	59	13.53	796	1.27%	1.60%	5.25%
	2013	86	12.86	1,106	1.92%	1.60%	14.46%
	2012	89	11.23	999	2.04%	1.60%	8.18%
	2011	90	10.38	933	2.49%	1.60%	0.21%
Touchstone Moderate ETF (AnnuiChoice II)
	2015	165	13.51	2,230	1.99%	1.15%	(1.33)%
	2014	163	13.69	2,231	1.57%	1.15%	5.73%
	2013	180	12.95	2,332	1.88%	1.15%	14.98%
	2012	194	11.26	2,183	1.96%	1.15%	8.67%
	2011	212	10.36	2,201	2.08%	1.15%	0.67%
Touchstone Moderate ETF (AnnuiChoice)
	2015	112	16.13	1,800	1.75%	1.00%	(1.18)%
	2014	131	16.32	2,133	1.47%	1.00%	5.89%
	2013	163	15.42	2,508	1.63%	1.00%	15.16%
	2012	232	13.39	3,103	1.86%	1.00%	8.84%
	2011	280	12.30	3,446	1.97%	1.00%	0.82%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (GrandMaster flex3)
	2015	88	$15.16	$1,333	1.76%	1.55%	(1.73)%
	2014	111	15.43	1,719	1.59%	1.55%	5.30%
	2013	125	14.65	1,824	1.91%	1.55%	14.52%
	2012	129	12.79	1,649	1.68%	1.55%	8.23%
	2011	187	11.82	2,206	1.86%	1.55%	0.26%
Touchstone Moderate ETF (Grandmaster)
	2015	8	15.51	127	1.66%	1.35%	(1.53)%
	2014	10	15.75	156	1.40%	1.35%	5.51%
	2013	16	14.93	236	2.25%	1.35%	14.75%
	2012	11	13.01	147	1.79%	1.35%	8.45%
	2011	18	11.99	214	1.91%	1.35%	0.47%
Touchstone Moderate ETF (IQ Advisor Enhanced)
	2015	2	17.22	38	1.92%	0.80%	(0.98)%
	2014	2	17.39	38	1.63%	0.80%	6.10%
	2013	3	16.39	48	1.95%	0.80%	15.39%
	2012	3	14.21	42	2.05%	0.80%	9.06%
	2011	3	13.03	38	1.91%	0.80%	1.03%
Touchstone Moderate ETF (IQ Advisor Standard)
	2015	8	17.63	133	2.62%	0.60%	(0.78)%
	2014	5	17.76	93	1.68%	0.60%	6.32%
	2013	5	16.71	87	1.47%	0.60%	15.62%
	2012	9	14.45	129	2.02%	0.60%	9.28%
	2011	9	13.22	121	2.07%	0.60%	1.23%
Touchstone Moderate ETF (IQ Annuity)
	2015	95	15.33	1,459	1.87%	1.45%	(1.63)%
	2014	101	15.59	1,581	1.34%	1.45%	5.41%
	2013	134	14.79	1,986	1.85%	1.45%	14.64%
	2012	149	12.90	1,923	1.95%	1.45%	8.34%
	2011	164	11.91	1,955	1.87%	1.45%	0.37%
Touchstone Moderate ETF (Pinnacle)
	2015	21	15.51	325	1.73%	1.35%	(1.53)%
	2014	24	15.75	373	1.43%	1.35%	5.51%
	2013	33	14.93	499	1.83%	1.35%	14.75%
	2012	38	13.01	495	1.80%	1.35%	8.45%
	2011	49	11.99	584	1.89%	1.35%	0.47%
Touchstone Moderate ETF (Pinnacle IV)
	2015	76	15.33	1,164	1.74%	1.45%	(1.63)%
	2014	95	15.59	1,481	1.20%	1.45%	5.41%
	2013	236	14.79	3,492	1.84%	1.45%	14.64%
	2012	266	12.90	3,437	1.91%	1.45%	8.34%
	2011	305	11.91	3,627	1.81%	1.45%	0.37%
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)
	2015	*-	13.47	6	1.47%	1.15%	(1.33)%
	2014	1	13.65	9	3.26%	1.15%	36.51%
Touchstone Moderate ETF (Pinnacle Plus)
	2015	17	14.96	247	1.87%	1.67%	(1.85)%
	2014	18	15.24	272	1.44%	1.67%	5.17%
	2013	27	14.49	395	1.81%	1.67%	14.38%
	2012	32	12.67	402	1.75%	1.67%	8.10%
	2011	43	11.72	500	1.63%	1.67%	0.14%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle V)
	2015	248	$13.09	$3,250	1.66%	1.55%	(1.73)%
	2014	261	13.32	3,483	1.49%	1.55%	5.30%
	2013	317	12.65	4,017	1.84%	1.55%	14.52%
	2012	357	11.05	3,942	2.01%	1.55%	8.23%
	2011	364	10.21	3,721	2.13%	1.55%	0.26%
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)
	2015	78	14.69	1,143	1.47%	1.35%	(0.77)%
	2014	86	14.80	1,279	1.40%	1.35%	8.77%
	2013	108	13.61	1,463	3.39%	1.35%	18.05%
	2012	135	11.53	1,558	1.58%	1.35%	13.51%
	2011	171	10.16	1,732	1.63%	1.35%	(4.91)%
Fidelity VIP Balanced (Pinnacle II Reduced M&E)
	2015	*-	14.84	7	1.53%	1.10%	(0.51)%
	2014	*-	14.91	7	1.52%	1.10%	9.05%
	2013	*-	13.68	6	3.77%	1.10%	18.34%
	2012	*-	11.56	5	3.36%	1.10%	3.47%
Fidelity VIP Balanced (Grandmaster)
	2015	60	23.87	1,442	1.39%	1.35%	(0.77)%
	2014	72	24.06	1,742	1.45%	1.35%	8.77%
	2013	82	22.12	1,804	3.40%	1.35%	18.05%
	2012	102	18.73	1,904	1.64%	1.35%	13.51%
	2011	120	16.50	1,977	1.64%	1.35%	(4.91)%
Fidelity VIP Overseas (Pinnacle)
	2015	11	9.50	102	1.01%	1.35%	2.23%
	2014	19	9.29	174	1.30%	1.35%	(9.32)%
	2013	21	10.24	216	1.58%	1.35%	28.68%
	2012	27	7.96	217	1.76%	1.35%	19.10%
	2011	37	6.68	250	1.33%	1.35%	(18.28)%
Fidelity VIP Overseas (Pinnacle IV)
	2015	8	9.41	71	1.34%	1.45%	2.12%
	2014	8	9.22	73	1.21%	1.45%	(9.41)%
	2013	12	10.17	121	1.62%	1.45%	28.55%
	2012	15	7.91	115	1.57%	1.45%	18.98%
	2011	24	6.65	160	1.26%	1.45%	(18.36)%
Fidelity VIP Equity-Income (Grandmaster)
	2015	111	70.92	7,871	2.97%	1.35%	(5.26)%
	2014	131	74.86	9,786	2.76%	1.35%	7.25%
	2013	148	69.80	10,321	4.68%	1.35%	26.42%
	2012	164	55.21	9,035	3.06%	1.35%	15.72%
	2011	188	47.71	8,963	2.44%	1.35%	(0.39)%
Fidelity VIP Equity-Income (Pinnacle)
	2015	94	20.48	1,932	3.04%	1.35%	(5.26)%
	2014	111	21.62	2,400	2.64%	1.35%	7.25%
	2013	134	20.15	2,701	4.59%	1.35%	26.42%
	2012	155	15.94	2,474	3.00%	1.35%	15.72%
	2011	184	13.78	2,541	2.33%	1.35%	(0.39)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)
	2015	2	$20.68	$43	3.19%	1.10%	(5.02)%
	2014	2	21.77	51	2.90%	1.10%	7.52%
	2013	3	20.25	52	4.84%	1.10%	26.74%
	2012	3	15.98	41	6.08%	1.10%	8.72%
Fidelity VIP Growth (Grandmaster)
	2015	67	98.70	6,613	0.25%	1.35%	5.73%
	2014	78	93.35	7,265	0.18%	1.35%	9.80%
	2013	87	85.02	7,397	0.34%	1.35%	34.50%
	2012	103	63.22	6,526	0.60%	1.35%	13.13%
	2011	120	55.88	6,709	0.37%	1.35%	(1.15)%
Fidelity VIP High Income (Grandmaster)
	2015	58	24.48	1,409	6.45%	1.35%	(4.93)%
	2014	44	25.75	1,138	3.29%	1.35%	(0.21)%
	2013	100	25.80	2,574	5.18%	1.35%	4.52%
	2012	128	24.69	3,171	5.93%	1.35%	12.68%
	2011	131	21.91	2,860	6.33%	1.35%	2.63%
Fidelity VIP II Asset Manager (Grandmaster)
	2015	80	49.19	3,943	1.42%	1.35%	(1.21)%
	2014	100	49.79	4,955	1.32%	1.35%	4.41%
	2013	129	47.69	6,158	1.73%	1.35%	14.15%
	2012	151	41.78	6,303	1.51%	1.35%	10.96%
	2011	171	37.66	6,428	1.91%	1.35%	(3.87)%
Fidelity VIP II Contrafund (Grandmaster)
	2015	155	65.01	10,074	0.93%	1.35%	(0.69)%
	2014	189	65.46	12,400	0.95%	1.35%	10.43%
	2013	209	59.27	12,394	1.08%	1.35%	29.52%
	2012	234	45.76	10,690	1.33%	1.35%	14.84%
	2011	270	39.85	10,761	0.97%	1.35%	(3.84)%
Fidelity VIP II Contrafund (Pinnacle)
	2015	176	31.97	5,626	1.01%	1.35%	(0.69)%
	2014	200	32.19	6,442	0.91%	1.35%	10.43%
	2013	237	29.15	6,919	1.08%	1.35%	29.52%
	2012	264	22.51	5,932	1.27%	1.35%	14.84%
	2011	330	19.60	6,471	0.92%	1.35%	(3.84)%
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)
	2015	1	32.29	38	1.05%	1.10%	(0.44)%
	2014	1	32.43	41	0.87%	1.10%	10.71%
	2013	3	29.29	81	1.13%	1.10%	29.84%
	2012	3	22.56	62	2.65%	1.10%	4.99%
Fidelity VIP II Index 500 (Grandmaster)
	2015	70	50.71	3,552	1.77%	1.35%	(0.03)%
	2014	90	50.72	4,568	1.48%	1.35%	12.04%
	2013	111	45.27	5,005	2.14%	1.35%	30.46%
	2012	119	34.70	4,127	2.07%	1.35%	14.34%
	2011	137	30.35	4,165	1.87%	1.35%	0.67%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Index 500 (IQ Annuity)
	2015	11	$16.66	$176	1.52%	1.45%	(0.13)%
	2014	17	16.69	280	1.45%	1.45%	11.92%
	2013	26	14.91	390	2.18%	1.45%	30.33%
	2012	27	11.44	307	2.12%	1.45%	14.23%
	2011	29	10.01	291	1.93%	1.45%	0.56%
Fidelity VIP II Index 500 (Pinnacle)
	2015	167	14.61	2,437	1.90%	1.35%	(0.03)%
	2014	186	14.62	2,715	1.57%	1.35%	12.04%
	2013	213	13.05	2,780	2.07%	1.35%	30.46%
	2012	259	10.00	2,589	2.05%	1.35%	14.34%
	2011	328	8.75	2,866	1.90%	1.35%	0.67%
Fidelity VIP II Index 500 (Pinnacle IV)
	2015	11	14.49	154	1.93%	1.45%	(0.13)%
	2014	12	14.50	175	1.52%	1.45%	11.93%
	2013	14	12.96	188	2.02%	1.45%	30.33%
	2012	18	9.94	177	1.74%	1.45%	14.23%
	2011	28	8.70	243	1.94%	1.45%	0.56%
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)
	2015	2	14.76	36	1.91%	1.10%	0.22%
	2014	3	14.72	45	1.68%	1.10%	12.32%
	2013	3	13.11	44	2.06%	1.10%	30.79%
	2012	4	10.02	39	4.13%	1.10%	6.02%
Fidelity VIP II Investment Grade Bond (Pinnacle)
	2015	110	12.92	1,425	2.45%	1.35%	(1.94)%
	2014	126	13.18	1,658	2.13%	1.35%	4.40%
	2013	135	12.62	1,702	2.37%	1.35%	(3.10)%
	2012	152	13.03	1,974	2.04%	1.35%	4.46%
	2011	200	12.47	2,494	2.95%	1.35%	5.89%
Fidelity VIP II Investment Grade Bond (Pinnacle IV)
	2015	30	12.81	388	1.93%	1.45%	(2.04)%
	2014	55	13.08	717	2.07%	1.45%	4.29%
	2013	64	12.54	796	2.24%	1.45%	(3.20)%
	2012	76	12.95	988	2.09%	1.45%	4.36%
	2011	98	12.41	1,212	2.43%	1.45%	5.78%
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)
	2015	3	13.05	42	2.61%	1.10%	(1.69)%
	2014	3	13.27	43	2.13%	1.10%	4.66%
	2013	3	12.68	44	0.73%	1.10%	(2.86)%
	2012	20	13.06	261	4.62%	1.10%	3.82%
Fidelity VIP II Investment Grade Bond (AnnuiChoice)
	2015	25	13.33	332	2.59%	1.00%	(1.59)%
	2014	26	13.54	349	2.19%	1.00%	4.77%
	2013	27	12.92	344	2.38%	1.00%	(2.76)%
	2012	29	13.29	380	2.28%	1.00%	4.83%
	2011	31	12.68	392	3.14%	1.00%	6.26%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)
	2015	4	$13.15	$50	2.57%	1.15%	(1.74)%
	2014	4	13.38	53	2.18%	1.15%	4.61%
	2013	4	12.79	52	2.47%	1.15%	(2.91)%
	2012	4	13.18	53	2.36%	1.15%	4.68%
	2011	4	12.59	51	3.32%	1.15%	6.10%
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)
	2015	10	12.70	131	2.56%	1.55%	(2.13)%
	2014	11	12.97	139	1.94%	1.55%	4.19%
	2013	16	12.45	194	2.37%	1.55%	(3.30)%
	2012	17	12.88	216	2.13%	1.55%	4.25%
	2011	20	12.35	253	2.58%	1.55%	5.68%
Fidelity VIP II Investment Grade Bond (Grandmaster)
	2015	49	38.79	1,891	2.42%	1.35%	(1.94)%
	2014	58	39.55	2,278	2.12%	1.35%	4.40%
	2013	62	37.89	2,367	2.36%	1.35%	(3.10)%
	2012	68	39.10	2,664	2.18%	1.35%	4.46%
	2011	80	37.43	2,984	3.13%	1.35%	5.89%
Fidelity VIP II Investment Grade Bond (IQ Annuity)
	2015	15	18.25	273	2.15%	1.45%	(2.04)%
	2014	20	18.62	370	1.47%	1.45%	4.29%
	2013	53	17.86	950	2.36%	1.45%	(3.20)%
	2012	58	18.45	1,067	2.32%	1.45%	4.36%
	2011	60	17.68	1,058	3.18%	1.45%	5.78%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)
	2015	3	10.91	28	2.50%	1.15%	(1.74)%
	2014	3	11.10	33	2.63%	1.15%	4.61%
	2013	2	10.61	20	1.07%	1.15%	(2.91)%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)
	2015	*-	12.56	4	2.52%	1.67%	(2.25)%
	2014	*-	12.85	6	0.59%	1.67%	4.06%
	2013	3	12.35	34	2.27%	1.67%	(3.42)%
	2012	6	12.79	79	2.19%	1.67%	4.12%
	2011	8	12.28	92	3.31%	1.67%	5.55%
Fidelity VIP Government Money Market (Pinnacle)
	2015	125	9.91	1,238	0.02%	1.35%	(0.91)%
Fidelity VIP Government Money Market (Pinnacle II Reduced M&E)
	2015	2	9.93	24	0.02%	1.10%	(0.74)%
Fidelity VIP Government Money Market (Pinnacle IV)
	2015	207	9.90	2,052	0.02%	1.45%	(0.98)%
Fidelity VIP Government Money Market (Pinnacle V)
	2015	1,044	9.89	10,327	0.02%	1.55%	(1.05)%
Fidelity VIP Government Money Market (Pinnacle Plus)
	2015	50	9.89	491	0.02%	1.67%	(1.13)%
Fidelity VIP Government Money Market (Pinnacle Plus Reduced M&E)
	2015	2	9.92	16	0.01%	1.15%	(0.77)%
Fidelity VIP Government Money Market (Grandmaster)
	2015	220	9.91	2,176	0.02%	1.35%	(0.91)%
Fidelity VIP Government Money Market (Grandmaster flex3)
	2015	76	9.89	751	0.02%	1.55%	(1.05)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Government Money Market (AdvantEdge)
	2015	154	$9.89	$1,519	0.02%	1.60%	(1.09)%
Fidelity VIP Government Money Market (AnnuiChoice)
	2015	62	9.93	619	0.02%	1.00%	(0.67)%
Fidelity VIP Government Money Market (AnnuiChoice II)
	2015	82	9.92	814	0.02%	1.15%	(0.77)%
Fidelity VIP Government Money Market (IQ Annuity)
	2015	19	9.90	192	0.02%	1.45%	(0.98)%
Fidelity VIP Government Money Market (IQ3)
	2015	275	9.90	2,720	0.02%	1.45%	(0.98)%
Fidelity VIP Government Money Market (IQ Advisor Standard)
	2015	25	9.96	246	0.02%	0.60%	(0.39)%
Fidelity VIP Overseas (AnnuiChoice)
	2015	10	9.79	100	1.26%	1.00%	2.59%
	2014	13	9.54	120	1.36%	1.00%	(9.00)%
	2013	13	10.49	133	1.72%	1.00%	29.13%
	2012	14	8.12	110	1.76%	1.00%	19.53%
	2011	18	6.80	124	1.48%	1.00%	(17.99)%
Fidelity VIP Overseas (AnnuiChoice II)
	2015	3	9.66	26	1.32%	1.15%	2.43%
	2014	3	9.43	27	1.03%	1.15%	(9.13)%
	2013	6	10.38	64	1.72%	1.15%	28.94%
	2012	7	8.05	58	2.00%	1.15%	19.35%
	2011	8	6.75	51	1.46%	1.15%	(18.11)%
Fidelity VIP Overseas (Grandmaster flex3)
	2015	*-	9.33	1	1.33%	1.55%	2.02%
	2014	*-	9.14	1	0.68%	1.55%	(9.50)%
	2013	*-	10.10	3	1.75%	1.55%	28.42%
	2012	*-	7.87	2	1.99%	1.55%	18.86%
	2011	*-	6.62	2	0.18%	1.55%	(18.45)%
Fidelity VIP Overseas (Grandmaster)
	2015	53	34.01	1,819	1.31%	1.35%	2.23%
	2014	58	33.27	1,933	1.22%	1.35%	(9.32)%
	2013	73	36.69	2,676	1.65%	1.35%	28.68%
	2012	85	28.51	2,430	1.90%	1.35%	19.10%
	2011	99	23.94	2,381	1.46%	1.35%	(18.28)%
Fidelity VIP Overseas (IQ Annuity)
	2015	2	9.41	23	1.36%	1.45%	2.12%
	2014	3	9.22	23	1.36%	1.45%	(9.41)%
	2013	3	10.17	26	1.77%	1.45%	28.55%
	2012	3	7.91	20	2.02%	1.45%	18.98%
	2011	3	6.65	17	1.24%	1.45%	(18.36)%
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)
	2015	2	12.17	24	1.34%	1.15%	2.43%
Fidelity VIP Overseas (Pinnacle Plus)
	2015	*-	9.23	*-	0.46%	1.67%	1.90%
	2014	3	9.06	28	0.82%	1.67%	(9.61)%
	2013	6	10.02	56	1.60%	1.67%	28.26%
	2012	7	7.81	54	1.81%	1.67%	18.72%
	2011	10	6.58	63	1.28%	1.67%	(18.55)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity)
	2015	18	$16.62	$306	3.06%	1.45%	(5.48)%
	2014	19	17.58	338	2.70%	1.45%	7.07%
	2013	22	16.42	361	4.39%	1.45%	26.16%
	2012	27	13.02	346	2.93%	1.45%	15.48%
	2011	32	11.27	358	2.42%	1.45%	(0.60)%
Fidelity VIP Growth (IQ Annuity)
	2015	15	15.77	236	0.13%	1.45%	5.50%
	2014	21	14.95	307	0.08%	1.45%	9.58%
	2013	31	13.64	422	0.26%	1.45%	34.23%
	2012	32	10.16	327	0.49%	1.45%	12.88%
	2011	38	9.00	343	0.27%	1.45%	(1.31)%
Fidelity VIP Growth (Pinnacle)
	2015	27	15.88	433	0.16%	1.35%	5.61%
	2014	31	15.04	461	0.08%	1.35%	9.69%
	2013	41	13.71	569	0.25%	1.35%	34.37%
	2012	49	10.20	500	0.45%	1.35%	12.99%
	2011	67	9.03	605	0.25%	1.35%	(1.21)%
Fidelity VIP Growth (Pinnacle II Reduced M&E)
	2015	*-	16.04	2	0.20%	1.10%	5.88%
	2014	*-	15.15	2	0.11%	1.10%	9.97%
	2013	*-	13.77	2	0.26%	1.10%	34.71%
	2012	*-	10.23	1	1.05%	1.10%	2.12%
Fidelity VIP High Income (IQ Annuity)
	2015	15	13.62	205	6.97%	1.45%	(5.15)%
	2014	9	14.36	123	2.30%	1.45%	(0.39)%
	2013	23	14.42	325	5.09%	1.45%	4.34%
	2012	30	13.82	408	5.32%	1.45%	12.53%
	2011	37	12.28	451	2.73%	1.45%	2.42%
Fidelity VIP II Asset Manager (IQ Annuity)
	2015	1	15.40	14	1.47%	1.45%	(1.42)%
	2014	1	15.62	14	1.40%	1.45%	4.15%
	2013	1	15.00	14	0.47%	1.45%	13.86%
	2012	7	13.17	93	1.45%	1.45%	10.79%
	2011	7	11.89	87	1.75%	1.45%	(4.10)%
Fidelity VIP II Contrafund (IQ Annuity)
	2015	46	23.66	1,099	0.94%	1.45%	(0.90)%
	2014	40	23.87	963	0.85%	1.45%	10.20%
	2013	46	21.66	995	1.04%	1.45%	29.25%
	2012	45	16.76	758	1.24%	1.45%	14.61%
	2011	52	14.62	755	0.88%	1.45%	(4.05)%
Fidelity VIP III Balanced (IQ Annuity)
	2015	7	17.14	120	1.42%	1.45%	(0.95)%
	2014	8	17.31	134	1.35%	1.45%	8.50%
	2013	9	15.95	136	3.53%	1.45%	17.77%
	2012	9	13.54	123	1.54%	1.45%	13.28%
	2011	10	11.96	121	1.52%	1.45%	(5.17)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class (continued):
Fidelity VIP III Mid Cap (Grandmaster)
	2015	16	$51.80	$839	0.33%	1.35%	(2.83)%
	2014	23	53.30	1,230	0.16%	1.35%	4.76%
	2013	26	50.88	1,333	4.95%	1.35%	34.23%
	2012	35	37.91	1,314	0.51%	1.35%	13.19%
	2011	40	33.49	1,335	0.15%	1.35%	(11.92)%
Fidelity VIP III Mid Cap (IQ Annuity)
	2015	14	53.59	765	0.40%	1.45%	(2.93)%
	2014	15	55.20	815	0.16%	1.45%	4.66%
	2013	17	52.75	890	5.17%	1.45%	34.09%
	2012	20	39.34	793	0.50%	1.45%	13.08%
	2011	24	34.79	832	0.15%	1.45%	(12.01)%
Fidelity VIP III Mid Cap (Pinnacle)
	2015	53	51.19	2,735	0.36%	1.35%	(2.83)%
	2014	64	52.68	3,374	0.15%	1.35%	4.76%
	2013	77	50.29	3,852	5.16%	1.35%	34.23%
	2012	95	37.46	3,556	0.51%	1.35%	13.19%
	2011	110	33.10	3,635	0.14%	1.35%	(11.92)%
Fidelity VIP Overseas (IQ Annuity)
	2015	2	14.53	32	1.28%	1.45%	1.99%
	2014	2	14.24	32	1.26%	1.45%	(9.49)%
	2013	2	15.74	37	1.66%	1.45%	28.49%
	2012	2	12.25	29	1.54%	1.45%	18.79%
	2011	4	10.31	39	1.48%	1.45%	(18.43)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)
	2015	16	15.75	245	1.46%	1.45%	(1.51)%
	2014	16	15.99	259	1.35%	1.45%	4.01%
	2013	16	15.38	249	1.58%	1.45%	13.67%
	2012	17	13.53	231	1.32%	1.45%	10.60%
	2011	18	12.23	225	1.62%	1.45%	(4.22)%
Fidelity VIP Asset Manager (AdvantEdge)
	2015	4	12.62	56	1.31%	1.60%	(1.66)%
	2014	5	12.83	62	1.29%	1.60%	3.85%
	2013	8	12.36	93	1.61%	1.60%	13.50%
	2012	8	10.89	84	1.31%	1.60%	10.43%
	2011	8	9.86	80	1.70%	1.60%	(4.37)%
Fidelity VIP Asset Manager (AnnuiChoice II)
	2015	8	15.02	119	1.45%	1.15%	(1.21)%
	2014	6	15.20	96	1.29%	1.15%	4.33%
	2013	6	14.57	92	1.67%	1.15%	14.01%
	2012	6	12.78	76	1.83%	1.15%	10.94%
	2011	3	11.52	30	1.36%	1.15%	(3.93)%
Fidelity VIP Asset Manager (AnnuiChoice)
	2015	13	16.36	215	1.24%	1.00%	(1.06)%
	2014	15	16.54	252	1.31%	1.00%	4.48%
	2013	16	15.83	249	1.72%	1.00%	14.19%
	2012	18	13.86	247	1.16%	1.00%	11.11%
	2011	24	12.47	296	1.72%	1.00%	(3.78)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (GrandMaster flex3)
	2015	11	$15.46	$166	1.35%	1.55%	(1.61)%
	2014	9	15.71	139	1.56%	1.55%	3.90%
	2013	8	15.12	126	1.62%	1.55%	13.55%
	2012	8	13.32	111	1.28%	1.55%	10.49%
	2011	9	12.05	110	1.44%	1.55%	(4.32)%
Fidelity VIP Asset Manager (IQ Advisor Standard)
	2015	*-	17.12	3	1.39%	0.60%	(0.66)%
	2014	*-	17.24	3	1.30%	0.60%	4.91%
	2013	*-	16.43	3	1.99%	0.60%	14.65%
	2012	*-	14.33	2	2.31%	0.60%	11.56%
Fidelity VIP Asset Manager (Pinnacle)
	2015	2	15.83	28	1.30%	1.35%	(1.41)%
	2014	2	16.06	29	1.30%	1.35%	4.11%
	2013	2	15.42	28	1.66%	1.35%	13.78%
	2012	2	13.55	24	0.49%	1.35%	10.71%
	2011	8	12.24	98	1.74%	1.35%	(4.12)%
Fidelity VIP Asset Manager (Pinnacle IV)
	2015	16	15.64	255	1.75%	1.45%	(1.51)%
	2014	11	15.88	169	1.94%	1.45%	4.01%
	2013	7	15.27	115	1.54%	1.45%	13.67%
	2012	8	13.44	113	1.16%	1.45%	10.60%
	2011	13	12.15	162	1.49%	1.45%	(4.22)%
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)
	2015	5	12.87	63	2.01%	1.15%	(1.21)%
	2014	2	13.03	28	1.39%	1.15%	4.33%
	2013	1	12.49	12	0.00%	1.15%	14.01%
Fidelity VIP Asset Manager (Pinnacle Plus)
	2015	1	15.94	8	0.45%	1.67%	(1.73)%
	2014	3	16.22	51	1.14%	1.67%	3.78%
	2013	4	15.63	66	1.56%	1.67%	13.41%
	2012	6	13.78	86	1.46%	1.67%	10.35%
	2011	5	12.49	64	1.45%	1.67%	(4.43)%
Fidelity VIP Asset Manager (Pinnacle V)
	2015	32	13.05	420	1.13%	1.55%	(1.61)%
	2014	49	13.26	652	1.43%	1.55%	3.90%
	2013	35	12.77	441	1.71%	1.55%	13.55%
	2012	31	11.24	348	1.45%	1.55%	10.49%
	2011	26	10.18	266	1.91%	1.55%	(4.32)%
Fidelity VIP Balanced (AdvantEdge)
	2015	16	14.51	236	1.25%	1.60%	(1.24)%
	2014	18	14.69	267	1.21%	1.60%	8.26%
	2013	22	13.57	298	3.25%	1.60%	17.38%
	2012	20	11.56	231	1.66%	1.60%	12.98%
	2011	17	10.23	179	1.51%	1.60%	(5.36)%
Fidelity VIP Balanced (AnnuiChoice II)
	2015	55	16.17	888	1.59%	1.15%	(0.79)%
	2014	35	16.30	568	1.24%	1.15%	8.75%
	2013	39	14.98	590	3.87%	1.15%	17.91%
	2012	33	12.71	420	1.63%	1.15%	13.49%
	2011	31	11.20	346	1.51%	1.15%	(4.93)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (AnnuiChoice)
	2015	28	$18.64	$518	1.24%	1.00%	(0.64)%
	2014	32	18.76	608	1.31%	1.00%	8.92%
	2013	37	17.22	639	3.68%	1.00%	18.09%
	2012	39	14.59	574	1.49%	1.00%	13.67%
	2011	51	12.83	650	1.27%	1.00%	(4.78)%
Fidelity VIP Balanced (GrandMaster flex3)
	2015	13	19.42	254	1.24%	1.55%	(1.19)%
	2014	15	19.66	285	1.23%	1.55%	8.31%
	2013	17	18.15	302	3.36%	1.55%	17.44%
	2012	21	15.45	317	1.65%	1.55%	13.03%
	2011	20	13.67	271	1.10%	1.55%	(5.31)%
Fidelity VIP Balanced (Grandmaster)
	2015	37	18.05	673	0.92%	1.35%	(0.99)%
	2014	71	18.23	1,285	1.24%	1.35%	8.53%
	2013	77	16.79	1,286	3.43%	1.35%	17.67%
	2012	84	14.27	1,199	1.57%	1.35%	13.26%
	2011	84	12.60	1,056	1.52%	1.35%	(5.12)%
Fidelity VIP Balanced (IQ3)
	2015	47	17.74	842	1.35%	1.45%	(1.09)%
	2014	48	17.94	860	1.28%	1.45%	8.42%
	2013	52	16.55	863	3.60%	1.45%	17.55%
	2012	53	14.08	747	1.51%	1.45%	13.15%
	2011	59	12.44	732	1.40%	1.45%	(5.22)%
Fidelity VIP Balanced (Pinnacle)
	2015	23	18.05	422	1.36%	1.35%	(0.99)%
	2014	24	18.23	442	1.33%	1.35%	8.53%
	2013	25	16.79	417	3.22%	1.35%	17.67%
	2012	31	14.27	446	1.35%	1.35%	13.26%
	2011	43	12.60	544	1.47%	1.35%	(5.12)%
Fidelity VIP Balanced (Pinnacle IV)
	2015	57	19.68	1,119	1.29%	1.45%	(1.09)%
	2014	62	19.89	1,234	1.26%	1.45%	8.42%
	2013	69	18.35	1,270	3.45%	1.45%	17.55%
	2012	81	15.61	1,259	1.46%	1.45%	13.15%
	2011	94	13.79	1,294	1.29%	1.45%	(5.22)%
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)
	2015	2	14.62	24	1.21%	1.15%	(0.79)%
	2014	3	14.74	44	1.28%	1.15%	8.75%
	2013	3	13.55	38	4.93%	1.15%	17.91%
Fidelity VIP Balanced (Pinnacle Plus)
	2015	4	17.85	77	1.23%	1.67%	(1.31)%
	2014	7	18.09	124	1.20%	1.67%	8.18%
	2013	8	16.72	134	3.55%	1.67%	17.29%
	2012	10	14.26	136	1.57%	1.67%	12.89%
	2011	10	12.63	122	1.27%	1.67%	(5.43)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (Pinnacle V)
	2015	99	$13.67	$1,359	1.34%	1.55%	(1.19)%
	2014	90	13.84	1,241	1.32%	1.55%	8.31%
	2013	80	12.78	1,022	3.62%	1.55%	17.44%
	2012	78	10.88	845	1.45%	1.55%	13.03%
	2011	91	9.63	874	1.48%	1.55%	(5.31)%
Fidelity VIP Contrafund (AdvantEdge)
	2015	179	14.69	2,636	0.77%	1.60%	(1.19)%
	2014	215	14.86	3,197	0.69%	1.60%	9.87%
	2013	257	13.53	3,475	0.90%	1.60%	28.86%
	2012	246	10.50	2,578	1.15%	1.60%	14.27%
	2011	262	9.19	2,403	0.96%	1.60%	(4.34)%
Fidelity VIP Contrafund (AnnuiChoice II)
	2015	239	17.05	4,077	0.80%	1.15%	(0.74)%
	2014	247	17.18	4,251	0.78%	1.15%	10.37%
	2013	241	15.57	3,749	0.93%	1.15%	29.45%
	2012	212	12.02	2,552	1.22%	1.15%	14.80%
	2011	197	10.47	2,067	0.83%	1.15%	(3.90)%
Fidelity VIP Contrafund (AnnuiChoice)
	2015	114	23.96	2,727	0.72%	1.00%	(0.59)%
	2014	133	24.10	3,216	0.69%	1.00%	10.54%
	2013	165	21.80	3,600	0.85%	1.00%	29.64%
	2012	184	16.82	3,100	1.11%	1.00%	14.97%
	2011	220	14.63	3,214	0.77%	1.00%	(3.75)%
Fidelity VIP Contrafund (GrandMaster flex3)
	2015	88	23.80	2,104	0.87%	1.55%	(1.14)%
	2014	74	24.08	1,781	0.72%	1.55%	9.93%
	2013	82	21.90	1,791	0.86%	1.55%	28.93%
	2012	88	16.99	1,488	1.08%	1.55%	14.33%
	2011	108	14.86	1,605	0.71%	1.55%	(4.29)%
Fidelity VIP Contrafund (IQ Advisor Standard)
	2015	5	24.40	120	0.41%	0.60%	(0.19)%
	2014	15	24.44	366	0.75%	0.60%	10.99%
	2013	10	22.02	218	1.13%	0.60%	30.17%
	2012	5	16.92	85	0.65%	0.60%	15.44%
	2011	15	14.66	225	0.74%	0.60%	(3.37)%
Fidelity VIP Contrafund (IQ3)
	2015	163	23.90	3,894	0.76%	1.45%	(1.04)%
	2014	205	24.15	4,947	0.73%	1.45%	10.04%
	2013	233	21.95	5,119	0.89%	1.45%	29.06%
	2012	236	17.01	4,008	1.12%	1.45%	14.45%
	2011	267	14.86	3,972	0.73%	1.45%	(4.19)%
Fidelity VIP Contrafund (Pinnacle IV)
	2015	219	24.22	5,299	0.76%	1.45%	(1.04)%
	2014	253	24.48	6,192	0.70%	1.45%	10.04%
	2013	303	22.25	6,742	0.77%	1.45%	29.06%
	2012	417	17.24	7,185	1.11%	1.45%	14.45%
	2011	478	15.06	7,196	0.71%	1.45%	(4.19)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)
	2015	29	$16.88	$481	0.81%	1.15%	(0.74)%
	2014	25	17.00	433	0.88%	1.15%	10.37%
	2013	8	15.40	123	1.04%	1.15%	29.45%
	2012	3	11.90	40	2.21%	1.15%	14.80%
Fidelity VIP Contrafund (Pinnacle Plus)
	2015	22	24.33	536	0.68%	1.67%	(1.26)%
	2014	45	24.64	1,117	0.65%	1.67%	9.79%
	2013	66	22.44	1,477	0.90%	1.67%	28.77%
	2012	65	17.43	1,129	1.00%	1.67%	14.19%
	2011	90	15.26	1,374	0.76%	1.67%	(4.40)%
Fidelity VIP Contrafund (Pinnacle V)
	2015	901	14.31	12,902	0.74%	1.55%	(1.14)%
	2014	967	14.48	13,994	0.83%	1.55%	9.93%
	2013	796	13.17	10,478	0.97%	1.55%	28.93%
	2012	612	10.22	6,248	1.27%	1.55%	14.33%
	2011	531	8.94	4,746	0.83%	1.55%	(4.29)%
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)
	2015	4	13.68	61	0.41%	1.15%	(3.30)%
	2014	3	14.15	47	0.13%	1.15%	3.72%
	2013	3	13.64	38	3.20%	1.15%	36.37%
	2012	5	10.00	45	1.48%	1.15%	17.21%
	2011	5	8.54	42	0.14%	1.15%	(2.71)%
Fidelity VIP Disciplined Small Cap (AnnuiChoice)
	2015	8	13.86	116	0.33%	1.00%	(3.16)%
	2014	7	14.32	97	0.09%	1.00%	3.88%
	2013	9	13.78	125	4.11%	1.00%	36.58%
	2012	9	10.09	88	1.35%	1.00%	17.39%
	2011	11	8.60	98	0.10%	1.00%	(2.57)%
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)
	2015	2	13.21	30	0.34%	1.55%	(3.69)%
	2014	2	13.72	32	0.09%	1.55%	3.30%
	2013	4	13.28	47	4.05%	1.55%	35.82%
	2012	4	9.78	34	1.53%	1.55%	16.73%
	2011	4	8.38	30	0.08%	1.55%	(3.11)%
Fidelity VIP Disciplined Small Cap (GrandMaster)
	2015	7	13.44	90	0.37%	1.35%	(3.50)%
	2014	3	13.93	45	0.10%	1.35%	3.51%
	2013	4	13.46	48	4.37%	1.35%	36.10%
	2012	3	9.89	29	1.46%	1.35%	16.97%
	2011	3	8.46	28	0.09%	1.35%	(2.91)%
Fidelity VIP Disciplined Small Cap (IQ Annuity)
	2015	5	13.33	70	0.37%	1.45%	(3.60)%
	2014	5	13.82	65	0.10%	1.45%	3.41%
	2013	5	13.37	63	3.52%	1.45%	35.96%
	2012	6	9.83	63	1.48%	1.45%	16.85%
	2011	7	8.41	58	0.09%	1.45%	(3.01)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle)
	2015	10	$13.44	$131	0.30%	1.35%	(3.50)%
	2014	12	13.93	167	0.10%	1.35%	3.51%
	2013	15	13.46	196	3.73%	1.35%	36.10%
	2012	18	9.89	175	1.28%	1.35%	16.97%
	2011	26	8.46	216	0.10%	1.35%	(2.91)%
Fidelity VIP Disciplined Small Cap (Pinnacle IV)
	2015	24	13.33	314	0.31%	1.45%	(3.60)%
	2014	29	13.82	407	0.11%	1.45%	3.41%
	2013	28	13.37	374	4.12%	1.45%	35.96%
	2012	27	9.83	264	1.49%	1.45%	16.85%
	2011	32	8.42	273	0.11%	1.45%	(3.01)%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E)
	2015	1	17.28	18	0.33%	1.15%	(3.30)%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)
	2015	*-	13.07	1	0.07%	1.67%	(3.81)%
	2014	1	13.59	20	0.06%	1.67%	3.17%
	2013	3	13.17	35	7.00%	1.67%	35.66%
	2011	1	8.33	7	0.09%	1.67%	(3.22)%
Fidelity VIP Disciplined Small Cap (Pinnacle V)
	2015	28	13.30	379	0.22%	1.55%	(3.69)%
	2014	44	13.81	603	0.11%	1.55%	3.30%
	2013	37	13.37	497	5.50%	1.55%	35.82%
	2012	14	9.84	138	1.91%	1.55%	16.73%
	2011	8	8.43	69	0.08%	1.55%	(3.11)%
Fidelity VIP Equity-Income (AnnuiChoice II)
	2015	28	13.39	373	2.79%	1.15%	(5.34)%
	2014	32	14.14	451	2.73%	1.15%	7.23%
	2013	32	13.19	416	4.41%	1.15%	26.36%
	2012	37	10.44	382	2.78%	1.15%	15.70%
	2011	45	9.02	409	2.23%	1.15%	(0.50)%
Fidelity VIP Equity-Income (AdvantEdge)
	2015	55	12.68	692	2.90%	1.60%	(5.77)%
	2014	63	13.46	844	2.78%	1.60%	6.75%
	2013	60	12.61	760	6.05%	1.60%	25.78%
	2012	26	10.02	257	4.40%	1.60%	15.17%
	2011	9	8.70	75	2.58%	1.60%	(0.95)%
Fidelity VIP Equity-Income (AnnuiChoice)
	2015	53	16.74	890	2.74%	1.00%	(5.20)%
	2014	69	17.66	1,218	2.49%	1.00%	7.40%
	2013	80	16.44	1,323	4.47%	1.00%	26.55%
	2012	91	12.99	1,183	2.76%	1.00%	15.88%
	2011	104	11.21	1,167	2.35%	1.00%	(0.35)%
Fidelity VIP Equity-Income (GrandMaster flex3)
	2015	10	16.31	165	2.79%	1.55%	(5.72)%
	2014	13	17.30	219	2.71%	1.55%	6.80%
	2013	13	16.20	211	4.31%	1.55%	25.85%
	2012	16	12.87	204	2.50%	1.55%	15.23%
	2011	24	11.17	263	2.25%	1.55%	(0.90)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (IQ Advisor Standard)
	2015	1	$17.49	$11	3.01%	0.60%	(4.81)%
	2014	1	18.37	12	2.17%	0.60%	7.83%
	2013	1	17.04	15	3.50%	0.60%	27.06%
	2012	2	13.41	23	3.01%	0.60%	16.35%
	2011	2	11.53	21	2.33%	0.60%	0.05%
Fidelity VIP Equity-Income (IQ3)
	2015	28	15.69	443	2.67%	1.45%	(5.63)%
	2014	38	16.63	624	2.33%	1.45%	6.91%
	2013	50	15.55	780	4.71%	1.45%	25.98%
	2012	48	12.34	598	2.89%	1.45%	15.35%
	2011	58	10.70	621	2.13%	1.45%	(0.80)%
Fidelity VIP Equity-Income (Pinnacle IV)
	2015	51	16.12	820	2.77%	1.45%	(5.63)%
	2014	60	17.08	1,021	2.67%	1.45%	6.91%
	2013	67	15.98	1,065	4.49%	1.45%	25.98%
	2012	80	12.68	1,012	2.57%	1.45%	15.35%
	2011	111	10.99	1,224	1.83%	1.45%	(0.80)%
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)
	2015	2	16.02	39	2.96%	1.15%	(5.34)%
	2014	3	16.92	43	0.62%	1.15%	7.23%
	2013	29	15.78	450	7.84%	1.15%	26.36%
Fidelity VIP Equity-Income (Pinnacle Plus)
	2015	14	17.68	253	2.91%	1.67%	(5.84)%
	2014	16	18.78	306	2.16%	1.67%	6.67%
	2013	29	17.60	508	3.53%	1.67%	25.70%
	2012	55	14.00	764	2.98%	1.67%	15.09%
	2011	57	12.17	696	3.58%	1.67%	(1.02)%
Fidelity VIP Equity-Income (Pinnacle V)
	2015	95	10.79	1,025	2.04%	1.55%	(5.72)%
	2014	155	11.44	1,777	2.70%	1.55%	6.80%
	2013	156	10.71	1,676	5.48%	1.55%	25.85%
	2012	100	8.51	850	2.93%	1.55%	15.23%
	2011	108	7.39	798	2.38%	1.55%	(0.90)%
Fidelity VIP Freedom 2010 (Advantedge)
	2015	9	12.51	111	1.57%	1.60%	(2.12)%
	2014	9	12.78	117	1.14%	1.60%	2.55%
	2013	17	12.46	206	1.92%	1.60%	11.39%
	2012	17	11.19	187	1.70%	1.60%	9.79%
	2011	17	10.19	174	1.81%	1.60%	(2.02)%
Fidelity VIP Freedom 2010 (AnnuiChoice II)
	2015	11	12.72	139	1.33%	1.15%	(1.67)%
	2014	14	12.93	180	1.36%	1.15%	3.01%
	2013	15	12.55	184	1.56%	1.15%	11.90%
	2012	22	11.22	249	1.68%	1.15%	10.29%
	2011	23	10.17	235	1.90%	1.15%	(1.57)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (GrandMaster)
	2015	4	$12.49	$52	1.57%	1.35%	(1.87)%
	2014	4	12.73	54	1.43%	1.35%	2.81%
	2013	4	12.38	50	2.01%	1.35%	11.67%
	2012	4	11.09	41	1.76%	1.35%	10.07%
	2011	3	10.08	35	1.52%	1.35%	(1.77)%
Fidelity VIP Freedom 2010 (IQ Annuity)
	2015	4	12.38	55	1.58%	1.45%	(1.97)%
	2014	5	12.63	57	1.40%	1.45%	2.70%
	2013	5	12.30	57	1.06%	1.45%	11.56%
	2012	13	11.03	139	1.59%	1.45%	9.96%
	2011	15	10.03	146	1.83%	1.45%	(1.87)%
Fidelity VIP Freedom 2010 (Pinnacle)
	2015	1	12.49	15	1.58%	1.35%	(1.87)%
	2014	1	12.73	15	1.40%	1.35%	2.81%
	2013	1	12.38	15	3.21%	1.35%	11.67%
	2012	—	11.09	2	0.42%	1.35%	10.07%
	2011	1	10.08	14	1.89%	1.35%	(1.77)%
Fidelity VIP Freedom 2010 (Pinnacle IV)
	2015	5	12.38	65	1.58%	1.45%	(1.97)%
	2014	5	12.63	66	1.36%	1.45%	2.70%
	2013	5	12.30	66	1.86%	1.45%	11.56%
	2012	6	11.03	64	1.10%	1.45%	9.96%
	2011	13	10.03	126	2.32%	1.45%	(1.87)%
Fidelity VIP Freedom 2010 (Pinnacle Plus Reduced M&E)
	2015	1	12.66	14	1.60%	1.15%	(1.67)%
Fidelity VIP Freedom 2010 (Pinnacle Plus)
	2015	1	12.15	9	0.65%	1.67%	(2.19)%
	2014	2	12.42	24	1.40%	1.67%	2.47%
	2013	2	12.12	23	1.93%	1.67%	11.31%
	2012	2	10.89	21	1.71%	1.67%	9.71%
	2011	2	9.92	19	2.70%	1.67%	(2.09)%
Fidelity VIP Freedom 2010 (Pinnacle V)
	2015	36	12.19	437	1.18%	1.55%	(2.07)%
	2014	60	12.44	745	1.41%	1.55%	2.60%
	2013	60	12.13	731	1.90%	1.55%	11.44%
	2012	62	10.88	671	1.49%	1.55%	9.85%
	2011	81	9.91	799	2.16%	1.55%	(1.97)%
Fidelity VIP Freedom 2015 (AdvantEdge)
	2015	7	12.53	83	1.04%	1.60%	(2.10)%
	2014	11	12.80	146	1.56%	1.60%	2.78%
	2013	8	12.45	96	1.48%	1.60%	12.28%
	2012	14	11.09	156	1.74%	1.60%	10.11%
	2011	15	10.07	155	2.63%	1.60%	(2.10)%
Fidelity VIP Freedom 2015 (AnnuiChoice II)
	2015	11	12.66	136	1.33%	1.15%	(1.65)%
	2014	13	12.87	165	1.41%	1.15%	3.25%
	2013	11	12.47	133	1.52%	1.15%	12.79%
	2012	18	11.05	202	1.84%	1.15%	10.61%
	2011	18	9.99	179	1.91%	1.15%	(1.66)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (IQ Advisor Standard)
	2015	26	$13.28	$343	1.61%	0.60%	(1.10)%
	2014	26	13.43	347	1.43%	0.60%	3.83%
	2013	26	12.94	334	2.04%	0.60%	13.42%
	2012	26	11.41	295	1.82%	0.60%	11.23%
	2011	26	10.25	265	3.78%	0.60%	(1.11)%
Fidelity VIP Freedom 2015 (IQ Annuity)
	2015	42	12.33	522	2.29%	1.45%	(1.95)%
	2014	4	12.57	48	1.43%	1.45%	2.94%
	2013	4	12.22	47	1.34%	1.45%	12.45%
	2012	8	10.86	90	1.81%	1.45%	10.27%
	2011	8	9.85	82	1.54%	1.45%	(1.95)%
Fidelity VIP Freedom 2015 (Pinnacle IV)
	2015	*-	12.33	2	0.78%	1.45%	(1.95)%
	2014	*-	12.57	5	0.65%	1.45%	2.94%
	2013	1	12.22	14	1.92%	1.45%	12.45%
	2012	1	10.86	14	0.94%	1.45%	10.27%
	2011	4	9.85	39	1.71%	1.45%	(1.95)%
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E)
	2015	1	12.83	17	1.59%	1.15%	(1.65)%
Fidelity VIP Freedom 2015 (Pinnacle Plus)
	2015	2	12.09	28	1.06%	1.67%	(2.17)%
	2014	4	12.36	55	1.43%	1.67%	2.71%
	2013	4	12.03	54	1.25%	1.67%	12.20%
	2012	11	10.73	115	1.78%	1.67%	10.03%
	2011	11	9.75	109	1.98%	1.67%	(2.17)%
Fidelity VIP Freedom 2015 (Pinnacle V)
	2015	99	12.12	1,201	1.08%	1.55%	(2.05)%
	2014	309	12.37	3,816	1.37%	1.55%	2.84%
	2013	155	12.03	1,859	2.11%	1.55%	12.34%
	2012	140	10.71	1,504	1.83%	1.55%	10.16%
	2011	138	9.72	1,342	1.77%	1.55%	(2.05)%
Fidelity VIP Freedom 2020 (AdvantEdge)
	2015	13	12.43	167	1.32%	1.60%	(2.05)%
	2014	17	12.69	221	1.63%	1.60%	2.92%
	2013	15	12.33	189	1.57%	1.60%	13.79%
	2012	27	10.83	295	2.15%	1.60%	11.25%
	2011	20	9.74	190	1.97%	1.60%	(2.82)%
Fidelity VIP Freedom 2020 (AnnuiChoice II)
	2015	56	12.43	701	1.58%	1.15%	(1.60)%
	2014	56	12.64	705	1.45%	1.15%	3.39%
	2013	56	12.22	683	2.01%	1.15%	14.31%
	2012	63	10.69	675	1.78%	1.15%	11.76%
	2011	70	9.57	666	1.99%	1.15%	(2.37)%
Fidelity VIP Freedom 2020 (AnnuiChoice)
	2015	3	12.60	39	1.61%	1.00%	(1.45)%
	2014	3	12.78	40	1.44%	1.00%	3.55%
	2013	3	12.35	38	2.14%	1.00%	14.48%
	2012	3	10.78	34	1.86%	1.00%	11.94%
	2011	3	9.63	30	1.60%	1.00%	(2.23)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (GrandMaster flex3)
	2015	1	$12.00	$17	1.57%	1.55%	(2.00)%
Fidelity VIP Freedom 2020 (GrandMaster)
	2015	4	12.22	46	1.60%	1.35%	(1.80)%
	2014	4	12.44	47	1.44%	1.35%	3.18%
	2013	4	12.06	45	2.13%	1.35%	14.08%
	2012	4	10.57	40	1.86%	1.35%	11.54%
	2011	4	9.48	36	1.98%	1.35%	(2.57)%
Fidelity VIP Freedom 2020 (IQ Annuity)
	2015	23	12.11	281	1.59%	1.45%	(1.90)%
	2011	4	9.43	38	1.98%	1.45%	(2.67)%
Fidelity VIP Freedom 2020 (Pinnacle IV)
	2015	5	12.11	57	1.60%	1.45%	(1.90)%
	2014	5	12.34	58	1.44%	1.45%	3.08%
	2013	5	11.98	57	1.49%	1.45%	13.96%
	2012	9	10.51	96	1.38%	1.45%	11.42%
	2011	16	9.43	149	1.96%	1.45%	(2.67)%
Fidelity VIP Freedom 2020 (Pinnacle)
	2015	2	12.22	26	1.49%	1.35%	(1.80)%
	2014	3	12.44	34	2.88%	1.35%	3.18%
	2013	1	12.06	9	3.96%	1.35%	14.08%
Fidelity VIP Freedom 2020 (Pinnacle Plus)
	2015	2	11.88	21	1.60%	1.67%	(2.12)%
	2014	2	12.13	21	1.44%	1.67%	2.85%
	2013	2	11.80	21	2.13%	1.67%	13.71%
	2012	2	10.38	18	1.86%	1.67%	11.17%
	2011	2	9.33	16	1.98%	1.67%	(2.89)%
Fidelity VIP Freedom 2020 (Pinnacle V)
	2015	329	11.87	3,905	1.59%	1.55%	(2.00)%
	2014	329	12.12	3,990	1.47%	1.55%	2.98%
	2013	323	11.77	3,800	2.05%	1.55%	13.84%
	2012	350	10.34	3,618	2.07%	1.55%	11.31%
	2011	276	9.29	2,563	2.13%	1.55%	(2.77)%
Fidelity VIP Freedom 2025 (Advantedge)
	2015	14	12.94	181	1.66%	1.60%	(2.10)%
	2014	13	13.22	174	1.88%	1.60%	3.18%
	2013	12	12.81	159	4.26%	1.60%	17.80%
Fidelity VIP Freedom 2025 (AnnuiChoice II)
	2015	18	12.90	227	1.82%	1.15%	(1.65)%
	2014	14	13.12	179	1.45%	1.15%	3.65%
	2013	14	12.65	172	2.05%	1.15%	18.34%
	2012	17	10.69	184	1.64%	1.15%	13.47%
	2011	18	9.42	170	1.90%	1.15%	(3.47)%
Fidelity VIP Freedom 2025 (IQ Annuity)
	2015	14	12.56	174	1.97%	1.45%	(1.95)%
	2014	6	12.81	79	1.88%	1.45%	3.33%
	2013	3	12.40	36	4.26%	1.45%	17.98%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2025 (Pinnacle)
	2015	*-	$12.67	$5	1.62%	1.35%	(1.85)%
	2014	*-	12.91	5	1.44%	1.35%	3.44%
	2013	*-	12.48	4	2.31%	1.35%	18.10%
	2012	*-	10.57	4	1.67%	1.35%	13.24%
	2011	*-	9.33	3	1.94%	1.35%	(3.66)%
Fidelity VIP Freedom 2025 (Pinnacle IV)
	2015	2	12.56	29	1.61%	1.45%	(1.95)%
	2014	2	12.81	29	1.43%	1.45%	3.33%
	2013	2	12.40	28	2.30%	1.45%	17.98%
	2012	2	10.51	24	1.68%	1.45%	13.13%
	2011	2	9.29	21	1.85%	1.45%	(3.76)%
Fidelity VIP Freedom 2025 (Pinnacle Plus)
	2015	1	12.32	10	1.60%	1.67%	(2.17)%
	2014	1	12.59	10	1.43%	1.67%	3.10%
	2013	1	12.22	9	2.30%	1.67%	17.72%
	2012	1	10.38	8	1.67%	1.67%	12.87%
	2011	1	9.19	7	1.85%	1.67%	(3.97)%
Fidelity VIP Freedom 2025 (Pinnacle V)
	2015	251	12.31	3,088	1.89%	1.55%	(2.05)%
	2014	191	12.57	2,405	1.42%	1.55%	3.23%
	2013	196	12.17	2,392	2.33%	1.55%	17.86%
	2012	191	10.33	1,973	2.10%	1.55%	13.01%
	2011	110	9.14	1,002	1.89%	1.55%	(3.86)%
Fidelity VIP Freedom 2030 (AnnuiChoice II)
	2015	4	12.48	50	1.07%	1.15%	(1.67)%
	2014	6	12.69	78	1.23%	1.15%	3.54%
	2013	7	12.26	90	1.54%	1.15%	20.01%
	2012	14	10.21	147	1.89%	1.15%	13.85%
	2011	16	8.97	143	1.45%	1.15%	(3.94)%
Fidelity VIP Freedom 2030 (Grandmaster)
	2015	*-	12.26	2	1.49%	1.35%	(1.87)%
Fidelity VIP Freedom 2030 (IQ Annuity)
	2015	10	12.15	118	1.57%	1.45%	(1.97)%
	2014	8	12.40	105	1.47%	1.45%	3.23%
	2013	7	12.01	85	2.42%	1.45%	19.65%
	2012	6	10.04	57	2.22%	1.45%	13.50%
	2011	4	8.84	38	2.01%	1.45%	(4.23)%
Fidelity VIP Freedom 2030 (Pinnacle)
	2015	*-	12.26	2	1.78%	1.35%	(1.87)%
Fidelity VIP Freedom 2030 (Pinnacle IV)
	2015	*-	12.15	*-	1.49%	1.45%	(1.97)%
	2014	*-	12.40	*-	1.30%	1.45%	3.23%
	2013	*-	12.01	*-	2.13%	1.45%	19.65%
	2012	*-	10.04	*-	0.05%	1.45%	13.50%
	2011	4	8.84	32	2.33%	1.45%	(4.23)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (Pinnacle V)
	2015	26	$11.89	$310	1.68%	1.55%	(2.07)%
	2014	24	12.14	293	1.36%	1.55%	3.12%
	2013	24	11.77	283	2.18%	1.55%	19.53%
	2012	25	9.85	243	1.96%	1.55%	13.39%
	2011	25	8.68	220	1.94%	1.55%	(4.33)%
Fidelity VIP Growth (AnnuiChoice II)
	2015	9	18.55	173	0.03%	1.15%	5.68%
	2014	19	17.56	340	0.00%	1.15%	9.74%
	2013	17	16.00	271	0.13%	1.15%	34.44%
	2012	12	11.90	139	0.26%	1.15%	13.08%
	2011	21	10.52	223	0.13%	1.15%	(1.18)%
Fidelity VIP Growth (GrandMaster)
	2015	36	16.19	589	0.03%	1.35%	5.46%
	2014	46	15.35	713	0.00%	1.35%	9.52%
	2013	39	14.02	552	0.11%	1.35%	34.17%
	2012	48	10.45	498	0.38%	1.35%	12.85%
	2011	46	9.26	429	0.10%	1.35%	(1.38)%
Fidelity VIP Growth (AdvantEdge)
	2015	6	15.05	94	0.03%	1.60%	5.20%
	2014	7	14.31	96	0.00%	1.60%	9.24%
	2013	7	13.10	95	0.10%	1.60%	33.83%
	2012	11	9.79	105	0.58%	1.60%	12.56%
	2011	3	8.69	25	0.08%	1.60%	(1.63)%
Fidelity VIP Growth (AnnuiChoice)
	2015	29	14.40	415	0.04%	1.00%	5.84%
	2014	39	13.61	529	0.00%	1.00%	9.90%
	2013	31	12.38	389	0.11%	1.00%	34.64%
	2012	37	9.20	337	0.35%	1.00%	13.25%
	2011	65	8.12	524	0.12%	1.00%	(1.03)%
Fidelity VIP Growth (GrandMaster flex3)
	2015	10	18.24	183	0.03%	1.55%	5.25%
	2014	48	17.33	826	0.00%	1.55%	9.29%
	2013	11	15.86	169	0.10%	1.55%	33.90%
	2012	17	11.84	206	0.32%	1.55%	12.62%
	2011	25	10.51	260	0.11%	1.55%	(1.58)%
Fidelity VIP Growth (IQ Advisor Standard)
	2015	*-	20.17	7	0.03%	0.60%	6.26%
	2014	*-	18.98	7	0.00%	0.60%	10.35%
	2013	*-	17.20	6	0.11%	0.60%	35.19%
	2012	*-	12.72	5	0.37%	0.60%	13.71%
	2011	*-	11.19	4	0.15%	0.60%	(0.63)%
Fidelity VIP Growth (IQ3)
	2015	24	14.47	347	0.03%	1.45%	5.36%
	2014	61	13.74	838	0.00%	1.45%	9.40%
	2013	40	12.55	496	0.11%	1.45%	34.03%
	2012	46	9.37	435	0.34%	1.45%	12.74%
	2011	57	8.31	475	0.13%	1.45%	(1.48)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (Pinnacle)
	2015	19	$16.19	$309	0.04%	1.35%	5.46%
	2014	25	15.35	391	0.00%	1.35%	9.52%
	2013	15	14.02	215	0.12%	1.35%	34.17%
	2012	14	10.45	146	0.35%	1.35%	12.85%
	2011	18	9.26	162	0.10%	1.35%	(1.38)%
Fidelity VIP Growth (Pinnacle IV)
	2015	49	16.05	789	0.03%	1.45%	5.36%
	2014	71	15.24	1,081	0.00%	1.45%	9.40%
	2013	69	13.93	954	0.11%	1.45%	34.03%
	2012	78	10.39	812	0.33%	1.45%	12.74%
	2011	108	9.22	997	0.13%	1.45%	(1.48)%
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)
	2015	3	18.88	63	0.05%	1.15%	5.68%
	2014	1	17.86	18	0.00%	1.15%	9.74%
	2013	2	16.28	25	0.07%	1.15%	34.44%
Fidelity VIP Growth (Pinnacle V)
	2015	125	15.73	1,960	0.03%	1.55%	5.25%
	2014	132	14.95	1,973	0.00%	1.55%	9.29%
	2013	111	13.67	1,518	0.13%	1.55%	33.90%
	2012	67	10.21	684	0.44%	1.55%	12.62%
	2011	43	9.07	390	0.15%	1.55%	(1.58)%
Fidelity VIP High Income (AdvantEdge)
	2015	28	13.44	376	4.52%	1.60%	(5.40)%
	2014	34	14.20	485	2.80%	1.60%	(0.71)%
	2013	67	14.31	960	3.77%	1.60%	4.01%
	2012	164	13.75	2,260	7.39%	1.60%	12.14%
	2011	93	12.27	1,145	8.36%	1.60%	2.06%
Fidelity VIP High Income (AnnuiChoice II)
	2015	31	14.35	448	5.95%	1.15%	(4.97)%
	2014	13	15.10	201	1.78%	1.15%	(0.26)%
	2013	57	15.14	869	5.93%	1.15%	4.48%
	2012	55	14.49	804	5.73%	1.15%	12.66%
	2011	60	12.86	766	6.56%	1.15%	2.53%
Fidelity VIP High Income (AnnuiChoice)
	2015	16	17.32	274	6.98%	1.00%	(4.83)%
	2014	22	18.19	403	4.77%	1.00%	(0.10)%
	2013	27	18.21	483	5.19%	1.00%	4.64%
	2012	36	17.40	622	6.54%	1.00%	12.83%
	2011	30	15.43	459	5.29%	1.00%	2.68%
Fidelity VIP High Income (GrandMaster flex3)
	2015	295	17.94	5,298	5.57%	1.55%	(5.35)%
	2014	27	18.95	514	0.35%	1.55%	(0.66)%
	2013	643	19.08	12,260	5.40%	1.55%	4.06%
	2012	750	18.33	13,747	5.45%	1.55%	12.20%
	2011	885	16.34	14,460	6.39%	1.55%	2.11%
Fidelity VIP High Income (IQ Advisor Standard)
	2015	*-	17.22	3	6.65%	0.60%	(4.44)%
	2014	*-	18.02	3	5.89%	0.60%	0.30%
	2013	*-	17.96	3	11.19%	0.60%	5.06%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (IQ3)
	2015	38	$18.13	$684	6.02%	1.45%	(5.26)%
	2014	29	19.13	564	3.04%	1.45%	(0.56)%
	2013	62	19.24	1,192	4.61%	1.45%	4.17%
	2012	97	18.47	1,787	6.22%	1.45%	12.31%
	2011	90	16.45	1,474	5.49%	1.45%	2.22%
Fidelity VIP High Income (Pinnacle)
	2015	160	15.95	2,552	6.34%	1.35%	(5.16)%
	2014	22	16.82	372	0.53%	1.35%	(0.46)%
	2013	366	16.90	6,186	5.50%	1.35%	4.27%
	2012	411	16.21	6,668	5.50%	1.35%	12.43%
	2011	482	14.42	6,954	6.24%	1.35%	2.32%
Fidelity VIP High Income (Pinnacle IV)
	2015	20	18.17	366	5.75%	1.45%	(5.26)%
	2014	14	19.18	274	2.78%	1.45%	(0.56)%
	2013	36	19.29	685	5.04%	1.45%	4.17%
	2012	48	18.52	887	5.71%	1.45%	12.31%
	2011	56	16.49	929	5.02%	1.45%	2.22%
Fidelity VIP High Income (Pinnacle II Reduced M&E)
	2015	22	16.11	349	7.38%	1.10%	(4.92)%
	2013	25	16.98	419	5.73%	1.10%	4.54%
	2012	26	16.24	416	11.05%	1.10%	8.28%
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)
	2015	1	11.49	14	6.46%	1.15%	(4.97)%
	2014	1	12.09	12	5.07%	1.15%	(0.26)%
	2013	1	12.12	15	0.00%	1.15%	4.48%
Fidelity VIP High Income (Pinnacle Plus)
	2015	2	16.46	31	5.88%	1.67%	(5.47)%
	2014	3	17.41	45	5.51%	1.67%	(0.78)%
	2013	2	17.54	42	22.34%	1.67%	3.93%
	2012	4	16.88	69	4.09%	1.67%	12.06%
	2011	8	15.06	124	7.00%	1.67%	1.99%
Fidelity VIP High Income (Pinnacle V)
	2015	219	12.71	2,785	16.35%	1.55%	(5.35)%
	2014	70	13.43	939	5.53%	1.55%	(0.66)%
	2013	74	13.52	999	5.95%	1.55%	4.06%
	2012	71	12.99	918	6.35%	1.55%	12.20%
	2011	60	11.58	694	6.81%	1.55%	2.11%
Fidelity VIP II Index 500 (Pinnacle)
	2015	65	14.30	934	1.79%	1.35%	(0.28)%
	2014	66	14.34	950	1.57%	1.35%	11.76%
	2013	71	12.83	915	2.16%	1.35%	30.13%
	2012	60	9.86	587	1.88%	1.35%	14.06%
	2011	65	8.64	563	1.57%	1.35%	0.41%
Fidelity VIP II Index 500 (Pinnacle IV)
	2015	349	14.17	4,945	3.84%	1.45%	(0.38)%
	2014	121	14.23	1,718	1.42%	1.45%	11.65%
	2013	150	12.74	1,907	1.86%	1.45%	30.00%
	2012	173	9.80	1,697	1.79%	1.45%	13.95%
	2011	215	8.60	1,851	1.38%	1.45%	0.31%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (Pinnacle V)
	2015	1,195	$13.78	$16,465	3.45%	1.55%	(0.48)%
	2014	411	13.85	5,694	1.73%	1.55%	11.53%
	2013	288	12.42	3,570	2.23%	1.55%	29.87%
	2012	205	9.56	1,960	2.21%	1.55%	13.83%
	2011	156	8.40	1,312	1.85%	1.55%	0.21%
Fidelity VIP Index 500 (AdvantEdge)
	2015	95	15.45	1,471	2.01%	1.60%	(0.53)%
	2014	85	15.54	1,325	1.47%	1.60%	11.48%
	2013	85	13.94	1,184	1.86%	1.60%	29.80%
	2012	99	10.74	1,065	1.90%	1.60%	13.77%
	2011	107	9.44	1,014	2.43%	1.60%	0.16%
Fidelity VIP Index 500 (AnnuiChoice II)
	2015	212	14.55	3,083	2.11%	1.15%	(0.08)%
	2014	132	14.56	1,926	1.56%	1.15%	11.99%
	2013	112	13.01	1,462	2.12%	1.15%	30.39%
	2012	95	9.97	945	2.23%	1.15%	14.30%
	2011	72	8.73	632	1.79%	1.15%	0.62%
Fidelity VIP Index 500 (AnnuiChoice)
	2015	60	16.45	983	2.18%	1.00%	0.07%
	2014	72	16.44	1,181	1.30%	1.00%	12.16%
	2013	104	14.65	1,524	2.05%	1.00%	30.59%
	2012	95	11.22	1,069	2.05%	1.00%	14.47%
	2011	88	9.80	860	1.63%	1.00%	0.77%
Fidelity VIP Index 500 (Grandmaster flex3)
	2015	20	14.05	284	2.41%	1.55%	(0.48)%
	2014	16	14.12	231	0.66%	1.55%	11.53%
	2013	82	12.66	1,035	2.44%	1.55%	29.87%
	2012	46	9.75	452	2.60%	1.55%	13.83%
	2011	22	8.56	191	1.34%	1.55%	0.21%
Fidelity VIP Index 500 (Grandmaster)
	2015	158	14.30	2,266	3.37%	1.35%	(0.28)%
	2014	69	14.34	986	1.68%	1.35%	11.76%
	2013	56	12.83	720	1.96%	1.35%	30.13%
	2012	58	9.86	572	2.06%	1.35%	14.06%
	2011	53	8.64	455	1.36%	1.35%	0.41%
Fidelity VIP Index 500 (IQ Advisor Standard)
	2015	6	15.27	91	1.62%	0.60%	0.48%
	2014	13	15.20	191	1.41%	0.60%	12.61%
	2013	21	13.50	281	2.27%	0.60%	31.12%
	2012	15	10.29	153	1.95%	0.60%	14.93%
	2011	17	8.96	149	1.02%	0.60%	1.18%
Fidelity VIP Index 500 (IQ3)
	2015	54	16.82	915	1.55%	1.45%	(0.38)%
	2014	102	16.89	1,730	1.36%	1.45%	11.65%
	2013	136	15.13	2,053	2.27%	1.45%	30.00%
	2012	97	11.64	1,128	1.85%	1.45%	13.95%
	2011	110	10.21	1,126	1.64%	1.45%	0.31%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)
	2015	12	$17.86	$208	2.79%	1.15%	(0.08)%
	2014	6	17.87	114	1.51%	1.15%	11.99%
	2013	5	15.96	86	2.59%	1.15%	30.39%
Fidelity VIP Index 500 (Pinnacle Plus)
	2015	23	20.48	473	2.19%	1.67%	(0.60)%
	2014	15	20.61	312	1.79%	1.67%	11.40%
	2013	14	18.50	253	1.93%	1.67%	29.71%
	2012	17	14.26	250	1.90%	1.67%	13.69%
	2011	19	12.54	239	1.66%	1.67%	0.09%
Fidelity VIP Investment Grade Bond (AdvantEdge)
	2015	122	12.24	1,498	2.33%	1.60%	(2.43)%
	2014	135	12.55	1,696	1.99%	1.60%	3.93%
	2013	137	12.07	1,650	2.41%	1.60%	(3.63)%
	2012	120	12.53	1,498	2.19%	1.60%	3.91%
	2011	117	12.06	1,409	4.07%	1.60%	5.33%
Fidelity VIP Investment Grade Bond (AnnuiChoice II)
	2015	249	13.24	3,294	2.66%	1.15%	(1.99)%
	2014	194	13.51	2,621	2.14%	1.15%	4.40%
	2013	170	12.94	2,194	2.67%	1.15%	(3.19)%
	2012	119	13.36	1,590	2.38%	1.15%	4.38%
	2011	98	12.80	1,249	3.24%	1.15%	5.81%
Fidelity VIP Investment Grade Bond (AnnuiChoice)
	2015	83	17.05	1,417	2.16%	1.00%	(1.84)%
	2014	122	17.37	2,126	2.06%	1.00%	4.56%
	2013	121	16.61	2,011	2.15%	1.00%	(3.05)%
	2012	133	17.13	2,282	2.05%	1.00%	4.54%
	2011	154	16.39	2,531	2.75%	1.00%	5.97%
Fidelity VIP Investment Grade Bond (GrandMaster flex3)
	2015	32	13.33	428	2.02%	1.55%	(2.39)%
	2014	32	13.66	433	2.05%	1.55%	3.98%
	2013	31	13.13	409	1.70%	1.55%	(3.58)%
	2012	50	13.62	683	2.18%	1.55%	3.96%
	2011	49	13.10	648	2.70%	1.55%	5.38%
Fidelity VIP Investment Grade Bond (GrandMaster)
	2015	74	12.64	930	2.07%	1.35%	(2.19)%
	2014	93	12.93	1,208	2.00%	1.35%	4.19%
	2013	91	12.41	1,135	1.85%	1.35%	(3.39)%
	2012	132	12.84	1,696	2.12%	1.35%	4.17%
	2011	139	12.33	1,714	2.58%	1.35%	5.60%
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)
	2015	12	14.70	182	1.66%	0.60%	(1.44)%
	2014	11	14.91	164	1.99%	0.60%	4.98%
	2013	11	14.20	159	1.72%	0.60%	(2.65)%
	2012	18	14.59	268	2.07%	0.60%	4.97%
	2011	21	13.90	295	2.12%	0.60%	6.40%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (IQ3)
	2015	74	$15.64	$1,151	2.19%	1.45%	(2.29)%
	2014	84	16.00	1,345	1.80%	1.45%	4.09%
	2013	106	15.37	1,623	2.02%	1.45%	(3.49)%
	2012	129	15.93	2,057	2.35%	1.45%	4.07%
	2011	109	15.31	1,670	2.86%	1.45%	5.49%
Fidelity VIP Investment Grade Bond (Pinnacle)
	2015	92	13.65	1,259	2.14%	1.35%	(2.19)%
	2014	111	13.96	1,548	1.97%	1.35%	4.19%
	2013	107	13.39	1,438	2.01%	1.35%	(3.39)%
	2012	139	13.86	1,932	2.06%	1.35%	4.17%
	2011	155	13.31	2,061	3.01%	1.35%	5.60%
Fidelity VIP Investment Grade Bond (Pinnacle IV)
	2015	25	13.49	340	1.61%	1.45%	(2.29)%
	2014	47	13.81	643	1.90%	1.45%	4.09%
	2013	52	13.26	689	1.78%	1.45%	(3.49)%
	2012	83	13.74	1,137	1.84%	1.45%	4.07%
	2011	113	13.21	1,494	1.59%	1.45%	5.49%
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)
	2015	1	13.79	9	0.85%	1.10%	(1.94)%
	2014	1	14.06	10	1.87%	1.10%	4.46%
	2013	1	13.46	10	2.19%	1.10%	(3.14)%
	2012	1	13.90	11	4.25%	1.10%	3.60%
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)
	2015	6	10.77	68	2.67%	1.15%	(1.99)%
	2014	5	10.99	58	2.04%	1.15%	4.40%
	2013	2	10.52	22	1.88%	1.15%	(3.19)%
Fidelity VIP Investment Grade Bond (Pinnacle Plus)
	2015	16	13.08	207	2.27%	1.67%	(2.50)%
	2014	20	13.42	271	1.83%	1.67%	3.86%
	2013	27	12.92	352	2.03%	1.67%	(3.70)%
	2012	36	13.41	480	1.97%	1.67%	3.83%
	2011	43	12.92	558	2.53%	1.67%	5.25%
Fidelity VIP Investment Grade Bond (Pinnacle V)
	2015	1,028	12.46	12,816	2.76%	1.55%	(2.39)%
	2014	738	12.77	9,425	2.35%	1.55%	3.98%
	2013	528	12.28	6,483	2.68%	1.55%	(3.58)%
	2012	357	12.74	4,549	2.51%	1.55%	3.96%
	2011	256	12.25	3,135	3.28%	1.55%	5.38%
Fidelity VIP Mid Cap (AdvantEdge)
	2015	17	14.89	253	0.28%	1.60%	(3.20)%
	2014	18	15.38	272	0.02%	1.60%	4.34%
	2013	28	14.74	416	5.72%	1.60%	33.70%
	2012	26	11.02	288	0.45%	1.60%	12.72%
	2011	21	9.78	209	0.02%	1.60%	(12.28)%
Fidelity VIP Mid Cap (AnnuiChoice II)
	2015	40	17.13	689	0.23%	1.15%	(2.76)%
	2014	49	17.61	855	0.02%	1.15%	4.81%
	2013	58	16.80	970	5.49%	1.15%	34.31%
	2012	60	12.51	751	0.41%	1.15%	13.24%
	2011	59	11.05	649	0.02%	1.15%	(11.88)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (AnnuiChoice)
	2015	25	$33.04	$820	0.24%	1.00%	(2.61)%
	2014	29	33.93	988	0.02%	1.00%	4.97%
	2013	39	32.32	1,273	5.02%	1.00%	34.51%
	2012	52	24.03	1,257	0.38%	1.00%	13.41%
	2011	77	21.19	1,635	0.02%	1.00%	(11.74)%
Fidelity VIP Mid Cap (GrandMaster flex3)
	2015	11	28.60	318	0.22%	1.55%	(3.15)%
	2014	17	29.53	509	0.02%	1.55%	4.39%
	2013	23	28.29	645	5.63%	1.55%	33.77%
	2012	24	21.15	503	0.33%	1.55%	12.78%
	2011	35	18.75	661	0.02%	1.55%	(12.23)%
Fidelity VIP Mid Cap (Grandmaster)
	2015	24	25.34	605	0.29%	1.35%	(2.96)%
	2014	18	26.11	471	0.02%	1.35%	4.60%
	2013	18	24.96	460	5.52%	1.35%	34.04%
	2012	19	18.62	348	0.37%	1.35%	13.01%
	2011	23	16.48	387	0.01%	1.35%	(12.05)%
Fidelity VIP Mid Cap (IQ Advisor Standard)
	2015	4	27.67	109	0.10%	0.60%	(2.22)%
	2014	15	28.30	430	0.02%	0.60%	5.40%
	2013	8	26.85	221	8.24%	0.60%	35.06%
	2012	2	19.88	38	0.14%	0.60%	13.87%
	2011	10	17.46	180	0.02%	0.60%	(11.39)%
Fidelity VIP Mid Cap (IQ Annuity)
	2015	58	31.56	1,836	0.25%	1.45%	(3.05)%
	2014	76	32.56	2,467	0.02%	1.45%	4.50%
	2013	86	31.16	2,695	6.38%	1.45%	33.90%
	2012	61	23.27	1,417	0.29%	1.45%	12.89%
	2011	117	20.61	2,402	0.02%	1.45%	(12.14)%
Fidelity VIP Mid Cap (Pinnacle)
	2015	34	14.80	499	0.26%	1.35%	(2.96)%
	2014	38	15.25	576	0.02%	1.35%	4.60%
	2013	61	14.58	896	5.52%	1.35%	34.04%
	2012	62	10.88	674	0.37%	1.35%	13.01%
	2011	78	9.63	746	0.02%	1.35%	(12.05)%
Fidelity VIP Mid Cap (Pinnacle IV)
	2015	67	31.08	2,071	0.22%	1.45%	(3.05)%
	2014	82	32.06	2,639	0.02%	1.45%	4.50%
	2013	109	30.68	3,343	4.83%	1.45%	33.90%
	2012	154	22.92	3,531	0.37%	1.45%	12.89%
	2011	188	20.30	3,823	0.01%	1.45%	(12.14)%
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)
	2015	15	14.18	206	0.27%	1.15%	(2.76)%
	2014	15	14.58	212	0.02%	1.15%	4.81%
	2013	2	13.91	32	0.00%	1.15%	34.31%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (Pinnacle Plus)
	2015	6	$29.85	$183	0.25%	1.67%	(3.27)%
	2014	9	30.86	265	0.01%	1.67%	4.26%
	2013	20	29.60	598	5.29%	1.67%	33.60%
	2012	25	22.16	555	0.37%	1.67%	12.64%
	2011	30	19.67	595	0.02%	1.67%	(12.34)%
Fidelity VIP Mid Cap (Pinnacle V)
	2015	126	14.43	1,816	0.21%	1.55%	(3.15)%
	2014	154	14.90	2,291	0.02%	1.55%	4.39%
	2013	145	14.27	2,074	5.95%	1.55%	33.77%
	2012	117	10.67	1,253	0.34%	1.55%	12.78%
	2011	170	9.46	1,604	0.02%	1.55%	(12.23)%
Fidelity VIP Overseas (AdvantEdge)
	2015	49	9.45	466	1.10%	1.60%	1.64%
	2014	53	9.29	492	1.11%	1.60%	(9.76)%
	2013	56	10.30	580	1.38%	1.60%	28.09%
	2012	69	8.04	551	1.78%	1.60%	18.44%
	2011	69	6.79	470	1.53%	1.60%	(18.66)%
Fidelity VIP Overseas (AnnuiChoice II)
	2015	26	11.28	291	0.99%	1.15%	2.11%
	2014	31	11.04	338	1.08%	1.15%	(9.35)%
	2013	35	12.18	428	1.37%	1.15%	28.67%
	2012	43	9.47	407	1.91%	1.15%	18.99%
	2011	37	7.96	294	1.33%	1.15%	(18.29)%
Fidelity VIP Overseas (AnnuiChoice)
	2015	25	13.85	340	1.13%	1.00%	2.26%
	2014	31	13.54	415	1.08%	1.00%	(9.21)%
	2013	28	14.91	425	1.42%	1.00%	28.87%
	2012	34	11.57	398	1.65%	1.00%	19.17%
	2011	42	9.71	409	1.07%	1.00%	(18.16)%
Fidelity VIP Overseas (GrandMaster flex3)
	2015	12	14.92	183	1.01%	1.55%	1.70%
	2014	12	14.68	179	1.07%	1.55%	(9.72)%
	2013	13	16.25	217	1.46%	1.55%	28.15%
	2012	14	12.68	183	1.69%	1.55%	18.50%
	2011	16	10.70	173	0.86%	1.55%	(18.62)%
Fidelity VIP Overseas (GrandMaster)
	2015	43	9.29	395	0.98%	1.35%	1.90%
	2014	51	9.11	465	0.94%	1.35%	(9.53)%
	2013	71	10.07	712	1.57%	1.35%	28.41%
	2012	64	7.84	499	1.67%	1.35%	18.75%
	2011	74	6.61	488	0.99%	1.35%	(18.45)%
Fidelity VIP Overseas (IQ Advisor Standard)
	2015	*-	16.42	7	1.15%	0.60%	2.68%
	2014	*-	15.99	7	0.59%	0.60%	(8.85)%
	2013	8	17.54	142	1.35%	0.60%	29.39%
	2012	10	13.56	139	1.73%	0.60%	19.65%
	2011	11	11.33	125	1.01%	0.60%	(17.83)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (IQ3)
	2015	35	$13.55	$470	1.56%	1.45%	1.80%
	2014	37	13.31	493	1.52%	1.45%	(9.63)%
	2013	39	14.72	578	1.38%	1.45%	28.28%
	2012	47	11.48	537	1.71%	1.45%	18.63%
	2011	52	9.68	506	1.19%	1.45%	(18.54)%
Fidelity VIP Overseas (Pinnacle)
	2015	22	15.28	336	1.05%	1.35%	1.90%
	2014	26	15.00	391	0.94%	1.35%	(9.53)%
	2013	34	16.58	558	1.43%	1.35%	28.41%
	2012	38	12.91	490	1.54%	1.35%	18.75%
	2011	51	10.87	556	1.10%	1.35%	(18.45)%
Fidelity VIP Overseas (Pinnacle IV)
	2015	23	15.10	340	0.97%	1.45%	1.80%
	2014	29	14.84	436	1.03%	1.45%	(9.63)%
	2013	32	16.42	532	1.28%	1.45%	28.28%
	2012	45	12.80	580	1.64%	1.45%	18.63%
	2011	57	10.79	610	1.03%	1.45%	(18.54)%
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)
	2015	9	12.02	107	1.16%	1.15%	2.11%
	2014	6	11.77	76	1.62%	1.15%	17.68%
Fidelity VIP Overseas (Pinnacle Plus)
	2015	7	18.22	133	1.23%	1.67%	1.57%
	2014	9	17.94	160	0.94%	1.67%	(9.83)%
	2013	14	19.89	274	1.65%	1.67%	28.00%
	2012	11	15.54	170	1.79%	1.67%	18.36%
	2011	11	13.13	143	1.08%	1.67%	(18.72)%
Fidelity VIP Overseas (Pinnacle V)
	2015	98	8.97	881	1.00%	1.55%	1.70%
	2014	143	8.82	1,266	1.27%	1.55%	(9.72)%
	2013	114	9.77	1,119	1.54%	1.55%	28.15%
	2012	109	7.62	833	1.81%	1.55%	18.50%
	2011	106	6.43	681	1.28%	1.55%	(18.62)%
Fidelity VIP Target Volatility (AdvantEdge)
	2015	10	10.40	108	0.98%	1.60%	(2.92)%
	2014	11	10.71	113	2.48%	1.60%	7.08%
Fidelity VIP Target Volatility (AnnuiChoice II)
	2015	62	10.49	648	1.02%	1.15%	(2.47)%
	2014	62	10.76	667	1.65%	1.15%	7.59%
Fidelity VIP Target Volatility (GrandMaster)
	2015	6	10.45	62	1.12%	1.35%	(2.67)%
Fidelity VIP Target Volatility (Pinnacle IV)
	2015	2	10.43	19	0.95%	1.45%	(2.77)%
	2014	2	10.72	20	2.20%	1.45%	7.25%
Fidelity VIP Target Volatility (Pinnacle V)
	2015	82	10.41	848	1.76%	1.55%	(2.87)%
	2014	20	10.71	219	1.69%	1.55%	7.13%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1
Columbia VIT Mid Cap Value (Advantedge)
	2015	6	$13.56	$83	0.00%	1.60%	(6.51)%
	2014	6	14.50	82	0.00%	1.60%	10.57%
	2013	12	13.12	157	0.00%	1.60%	35.67%
	2012	8	9.67	80	0.00%	1.60%	16.72%
	2011	9	8.28	71	0.00%	1.60%	(17.17)%
Columbia VIT Mid Cap Value (AnnuiChoice II)
	2015	7	13.85	91	0.00%	1.15%	(6.08)%
	2014	7	14.75	99	0.00%	1.15%	11.07%
	2013	7	13.28	93	0.00%	1.15%	36.28%
	2012	*-	9.74	5	0.00%	1.15%	17.26%
	2011	1	8.31	8	0.00%	1.15%	(16.91)%
Columbia VIT Mid Cap Value (Annuichoice)
	2015	22	13.95	312	0.00%	1.00%	(5.94)%
	2014	9	14.83	132	0.00%	1.00%	11.24%
	2013	21	13.33	286	0.00%	1.00%	36.49%
	2012	3	9.77	25	0.00%	1.00%	17.43%
	2011	3	8.32	22	0.00%	1.00%	(16.83)%
Columbia VIT Mid Cap Value (Grandmaster flex3)
	2015	35	13.59	478	0.00%	1.55%	(6.46)%
	2014	6	14.53	80	0.00%	1.55%	10.62%
	2013	32	13.13	425	0.00%	1.55%	35.73%
	2012	2	9.68	20	0.00%	1.55%	16.78%
	2011	7	8.29	61	0.00%	1.55%	(17.14)%
Columbia VIT Mid Cap Value (Grandmaster)
	2015	7	13.72	98	0.00%	1.35%	(6.27)%
	2014	18	14.64	269	0.00%	1.35%	10.85%
	2013	18	13.21	236	0.00%	1.35%	36.01%
	2012	5	9.71	52	0.00%	1.35%	17.02%
	2011	11	8.30	93	0.00%	1.35%	(17.03)%
Columbia VIT Mid Cap Value (Pinnacle)
	2015	17	13.72	231	0.00%	1.35%	(6.27)%
	2014	7	14.64	105	0.00%	1.35%	10.85%
	2013	14	13.21	180	0.00%	1.35%	36.01%
	2012	6	9.71	57	0.00%	1.35%	17.02%
	2011	5	8.30	39	0.00%	1.35%	(17.03)%
Columbia VIT Mid Cap Value (Pinnacle IV)
	2015	17	13.66	233	0.00%	1.45%	(6.36)%
	2014	9	14.58	135	0.00%	1.45%	10.74%
	2013	7	13.17	98	0.00%	1.45%	35.87%
	2012	3	9.69	27	0.00%	1.45%	16.90%
	2011	4	8.29	30	0.00%	1.45%	(17.08)%
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E)
	2015	*-	13.85	5	0.00%	1.15%	(6.08)%
Columbia VIT Mid Cap Value (Pinnacle Plus)
	2015	8	13.51	102	0.00%	1.67%	(6.57)%
	2014	9	14.46	132	0.00%	1.67%	10.49%
	2013	18	13.09	230	0.00%	1.67%	35.57%
	2012	6	9.66	61	0.00%	1.67%	16.64%
	2011	9	8.28	75	0.00%	1.67%	(17.21)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Columbia VIT Mid Cap Value (Pinnacle V)
	2015	32	$13.59	$433	0.00%	1.55%	(6.46)%
	2014	40	14.53	576	0.00%	1.55%	10.62%
	2013	30	13.13	398	0.00%	1.55%	35.73%
	2012	4	9.68	41	0.00%	1.55%	16.78%
	2011	4	8.29	30	0.00%	1.55%	(17.14)%
Franklin Growth and Income VIP Fund (Pinnacle)
	2015	106	20.46	2,165	3.70%	1.35%	(1.96)%
	2014	143	20.87	2,985	2.57%	1.35%	7.92%
	2013	165	19.34	3,186	2.77%	1.35%	28.21%
	2012	183	15.09	2,764	3.27%	1.35%	11.01%
	2011	227	13.59	3,082	3.89%	1.35%	1.26%
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)
	2015	*-	20.66	7	3.56%	1.10%	(1.71)%
	2014	*-	21.02	7	2.58%	1.10%	8.19%
	2013	*-	19.43	7	2.76%	1.10%	28.53%
	2012	*-	15.12	5	5.96%	1.10%	4.77%
Franklin Income VIP Fund (Pinnacle)
	2015	252	21.53	5,426	4.86%	1.35%	(8.09)%
	2014	289	23.43	6,775	5.06%	1.35%	3.51%
	2013	337	22.63	7,632	6.35%	1.35%	12.64%
	2012	385	20.09	7,727	6.46%	1.35%	11.38%
	2011	479	18.04	8,638	6.05%	1.35%	1.33%
Franklin Income VIP Fund (Pinnacle II Reduced M&E)
	2015	11	21.74	233	5.24%	1.10%	(7.86)%
	2014	13	23.60	317	5.06%	1.10%	3.77%
	2013	13	22.74	306	7.42%	1.10%	12.93%
	2012	18	20.14	365	12.75%	1.10%	8.07%
JP Morgan IT Mid Cap Value (AnnuiChoice)
	2015	5	27.91	136	1.01%	1.00%	(3.63)%
	2014	5	28.96	157	0.81%	1.00%	13.96%
	2013	6	25.41	156	1.05%	1.00%	30.98%
	2012	6	19.40	123	1.14%	1.00%	19.17%
	2011	10	16.28	166	1.36%	1.00%	1.14%
JP Morgan IT Mid Cap Value (Grandmaster)
	2015	3	27.26	79	0.98%	1.35%	(3.97)%
	2014	3	28.38	85	0.78%	1.35%	13.55%
	2013	3	24.99	75	0.94%	1.35%	30.52%
	2012	4	19.15	71	1.12%	1.35%	18.74%
	2011	4	16.13	66	1.36%	1.35%	0.79%
JP Morgan IT Mid Cap Value (GrandMaster flex3)
	2015	5	26.89	125	0.99%	1.55%	(4.16)%
	2014	5	28.06	131	0.85%	1.55%	13.32%
	2013	6	24.76	141	1.12%	1.55%	30.25%
	2012	7	19.01	128	1.15%	1.55%	18.50%
	2011	8	16.04	130	1.25%	1.55%	0.58%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
JP Morgan IT Mid Cap Value (IQ3)
	2015	3	$27.07	$72	1.00%	1.45%	(4.07)%
	2014	3	28.22	79	0.78%	1.45%	13.44%
	2013	3	24.88	75	1.04%	1.45%	30.38%
	2012	3	19.08	59	1.07%	1.45%	18.62%
	2011	3	16.08	55	1.33%	1.45%	0.68%
JP Morgan IT Mid Cap Value (Pinnacle)
	2015	3	27.26	79	0.99%	1.35%	(3.97)%
	2014	3	28.38	86	0.74%	1.35%	13.55%
	2013	4	24.99	88	1.05%	1.35%	30.52%
	2012	4	19.15	77	1.06%	1.35%	18.74%
	2011	4	16.13	72	1.37%	1.35%	0.79%
JP Morgan IT Mid Cap Value (Pinnacle IV)
	2015	10	27.07	260	1.01%	1.45%	(4.07)%
	2014	11	28.22	301	0.78%	1.45%	13.44%
	2013	12	24.88	288	0.85%	1.45%	30.39%
	2012	21	19.08	403	1.19%	1.45%	18.62%
	2011	27	16.08	438	1.32%	1.45%	0.68%
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)
	2015	2	18.56	39	0.91%	1.15%	(3.77)%
	2014	3	19.29	49	0.73%	1.15%	13.78%
	2013	1	16.96	11	0.00%	1.15%	30.78%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)
	2015	2	23.82	38	5.15%	1.00%	(2.10)%
	2014	2	24.33	46	5.62%	1.00%	1.90%
	2013	2	23.88	55	4.29%	1.00%	(9.66)%
	2012	3	26.43	72	2.53%	1.00%	16.78%
	2011	4	22.64	80	3.56%	1.00%	5.97%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)
	2015	*-	14.45	1	5.26%	1.15%	(2.25)%
	2014	*-	14.78	1	5.41%	1.15%	1.74%
	2013	*-	14.53	1	1.63%	1.15%	(9.80)%
	2012	*-	16.11	6	2.30%	1.15%	16.60%
	2011	1	13.82	8	3.58%	1.15%	5.81%
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)
	2015	1	22.03	33	5.28%	1.55%	(2.65)%
	2014	1	22.63	34	5.46%	1.55%	1.33%
	2013	1	22.33	33	4.03%	1.55%	(10.16)%
	2012	1	24.86	37	2.26%	1.55%	16.13%
	2011	2	21.41	50	4.11%	1.55%	5.38%
Morgan Stanley UIF Emerging Markets Debt (IQ3)
	2015	3	22.45	73	5.26%	1.45%	(2.55)%
	2014	4	23.03	95	5.45%	1.45%	1.44%
	2013	5	22.71	106	4.02%	1.45%	(10.07)%
	2012	5	25.25	133	2.67%	1.45%	16.24%
	2011	7	21.72	147	3.54%	1.45%	5.49%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)
	2015	14	$23.82	$331	5.69%	1.35%	(2.45)%
	2014	18	24.42	445	6.07%	1.35%	1.54%
	2013	19	24.05	449	4.58%	1.35%	(9.98)%
	2012	26	26.72	703	2.65%	1.35%	16.36%
	2011	34	22.96	782	3.22%	1.35%	5.59%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)
	2015	1	24.06	30	7.81%	1.10%	(2.20)%
	2014	1	24.60	35	5.46%	1.10%	1.80%
	2013	1	24.17	35	4.03%	1.10%	(9.75)%
	2012	1	26.78	38	5.29%	1.10%	12.76%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)
	2015	2	25.04	51	5.18%	1.45%	(2.55)%
	2014	7	25.70	173	5.54%	1.45%	1.44%
	2013	9	25.33	228	3.91%	1.45%	(10.07)%
	2012	11	28.17	305	2.93%	1.45%	16.24%
	2011	13	24.24	315	3.58%	1.45%	5.49%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)
	2015	6	34.68	216	1.37%	1.00%	1.15%
	2014	9	34.28	294	1.43%	1.00%	28.43%
	2013	9	26.69	250	1.12%	1.00%	1.03%
	2012	10	26.42	261	0.81%	1.00%	14.67%
	2011	14	23.04	313	0.71%	1.00%	4.86%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)
	2015	1	14.58	13	1.19%	1.15%	1.00%
	2014	6	14.44	85	1.36%	1.15%	28.23%
	2013	7	11.26	83	1.14%	1.15%	0.88%
	2012	8	11.16	85	0.86%	1.15%	14.50%
	2011	8	9.75	79	0.85%	1.15%	4.71%
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)
	2015	4	32.53	124	1.34%	1.55%	0.59%
	2014	4	32.34	123	1.43%	1.55%	27.71%
	2013	4	25.32	107	1.12%	1.55%	0.47%
	2012	4	25.20	108	0.81%	1.55%	14.03%
	2011	6	22.10	122	0.83%	1.55%	4.28%
Morgan Stanley UIF U.S. Real Estate (IQ3)
	2015	14	32.09	449	1.33%	1.45%	0.69%
	2014	15	31.87	486	1.43%	1.45%	27.84%
	2013	16	24.93	408	1.11%	1.45%	0.57%
	2012	18	24.78	449	0.89%	1.45%	14.15%
	2011	20	21.71	434	0.85%	1.45%	4.39%
Morgan Stanley UIF U.S. Real Estate (Pinnacle)
	2015	27	42.49	1,153	1.31%	1.35%	0.79%
	2014	34	42.16	1,415	1.40%	1.35%	27.97%
	2013	39	32.94	1,271	1.16%	1.35%	0.68%
	2012	42	32.72	1,375	0.85%	1.35%	14.27%
	2011	45	28.64	1,283	0.84%	1.35%	4.49%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)
	2015	19	$35.72	$662	1.32%	1.45%	0.69%
	2014	22	35.48	784	1.43%	1.45%	27.84%
	2013	28	27.75	766	1.06%	1.45%	0.58%
	2012	35	27.59	967	0.89%	1.45%	14.15%
	2011	43	24.17	1,050	0.81%	1.45%	4.39%
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge)
	2015	23	10.12	233	1.56%	1.60%	(2.65)%
	2014	16	10.40	167	0.08%	1.60%	3.98%
American Funds Managed Risk Asset Allocation (AnnuiChoice)
	2015	1	10.25	6	1.67%	1.00%	(2.06)%
	2014	1	10.46	13	0.08%	1.00%	4.64%
American Funds Managed Risk Asset Allocation (AnnuiChoice II)
	2015	34	10.22	346	1.51%	1.00%	(2.21)%
	2014	29	10.45	305	0.15%	1.00%	4.48%
American Funds Managed Risk Asset Allocation (GrandMaster flex3)
	2015	2	10.13	19	1.51%	1.55%	(2.60)%
	2014	2	10.40	18	0.08%	1.55%	4.03%
American Funds Managed Risk Asset Allocation (Pinnacle IV)
	2015	10	10.15	104	1.63%	1.45%	(2.50)%
	2014	4	10.41	40	0.10%	1.45%	4.14%
American Funds Managed Risk Asset Allocation (Pinnacle V)
	2015	164	10.13	1,664	1.67%	1.55%	(2.60)%
	2014	51	10.40	534	0.10%	1.55%	4.03%
Columbia VIT Small Cap Value (AdvantEdge)
	2015	12	19.39	230	0.55%	1.60%	(7.82)%
	2014	14	21.03	287	0.46%	1.60%	1.40%
	2013	14	20.74	287	1.12%	1.60%	31.90%
	2012	17	15.72	261	0.29%	1.60%	9.47%
	2011	16	14.36	233	0.95%	1.60%	(7.63)%
Columbia VIT Small Cap Value (AnnuiChoice II)
	2015	21	19.99	420	0.57%	1.15%	(7.39)%
	2014	20	21.58	429	0.47%	1.15%	1.87%
	2013	18	21.19	384	0.95%	1.15%	32.50%
	2012	8	15.99	121	0.32%	1.15%	9.97%
	2011	5	14.54	78	1.03%	1.15%	(7.21)%
Columbia VIT Small Cap Value (AnnuiChoice)
	2015	6	20.19	121	0.55%	1.00%	(7.25)%
	2014	6	21.77	138	0.49%	1.00%	2.02%
	2013	6	21.34	126	0.85%	1.00%	32.70%
	2012	6	16.08	102	0.27%	1.00%	10.14%
	2011	8	14.60	118	0.72%	1.00%	(7.07)%
Columbia VIT Small Cap Value (Grandmaster flex3)
	2015	1	19.45	12	0.59%	1.55%	(7.77)%
	2014	3	21.09	55	0.47%	1.55%	1.45%
	2013	2	20.79	51	1.01%	1.55%	31.96%
	2012	2	15.75	39	0.24%	1.55%	9.52%
	2011	5	14.38	70	1.13%	1.55%	(7.58)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Columbia VIT Small Cap Value (Grandmaster)
	2015	1	$19.72	$27	0.57%	1.35%	(7.58)%
	2014	1	21.34	30	0.42%	1.35%	1.66%
	2013	2	20.99	49	1.00%	1.35%	32.23%
	2012	1	15.87	22	0.28%	1.35%	9.75%
	2011	1	14.46	20	1.29%	1.35%	(7.40)%
Columbia VIT Small Cap Value (Pinnacle Plus)
	2015	3	19.30	56	0.57%	1.67%	(7.88)%
	2014	3	20.95	62	0.47%	1.67%	1.33%
	2013	3	20.67	61	1.10%	1.67%	31.80%
	2012	4	15.68	55	0.15%	1.67%	9.39%
	2011	8	14.34	110	1.25%	1.67%	(7.69)%
Columbia VIT Small Cap Value (Pinnacle)
	2015	1	19.72	15	0.59%	1.35%	(7.58)%
	2014	1	21.34	20	0.35%	1.35%	1.66%
	2013	2	20.99	33	0.96%	1.35%	32.23%
	2012	1	15.87	22	0.34%	1.35%	9.75%
	2011	1	14.46	19	0.85%	1.35%	(7.40)%
Columbia VIT Small Cap Value (Pinnacle IV)
	2015	1	19.59	21	0.41%	1.45%	(7.68)%
	2014	2	21.21	49	0.42%	1.45%	1.56%
	2013	4	20.89	74	1.06%	1.45%	32.10%
	2012	6	15.81	88	0.24%	1.45%	9.63%
	2011	7	14.42	99	0.45%	1.45%	(7.49)%
Columbia VIT Small Cap Value (Pinnacle V)
	2015	79	19.45	1,536	0.58%	1.55%	(7.77)%
	2014	65	21.09	1,367	0.48%	1.55%	1.45%
	2013	40	20.79	841	1.02%	1.55%	31.96%
	2012	23	15.75	360	0.27%	1.55%	9.52%
	2011	15	14.38	217	0.77%	1.55%	(7.58)%
Franklin Growth and Income VIP Fund (AdvantEdge)
	2015	4	14.23	63	2.43%	1.60%	(2.49)%
	2014	3	14.59	41	2.40%	1.60%	7.39%
	2013	3	13.59	40	4.98%	1.60%	27.53%
	2012	2	10.65	24	2.08%	1.60%	10.43%
	2011	9	9.65	83	2.24%	1.60%	0.77%
Franklin Growth and Income VIP Fund (AnnuiChoice)
	2015	54	20.74	1,129	3.42%	1.00%	(1.90)%
	2014	67	21.14	1,410	2.41%	1.00%	8.05%
	2013	82	19.57	1,608	2.42%	1.00%	28.31%
	2012	83	15.25	1,269	2.92%	1.00%	11.10%
	2011	102	13.73	1,399	3.55%	1.00%	1.38%
Franklin Growth and Income VIP Fund (AnnuiChoice II)
	2015	25	14.52	364	3.32%	1.15%	(2.05)%
	2014	24	14.83	351	2.48%	1.15%	7.88%
	2013	30	13.74	413	2.01%	1.15%	28.12%
	2012	18	10.73	190	3.07%	1.15%	10.94%
	2011	19	9.67	186	3.97%	1.15%	1.23%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund (Grandmaster)
	2015	23	$19.81	$463	3.28%	1.35%	(2.25)%
	2014	29	20.27	598	2.26%	1.35%	7.66%
	2013	39	18.82	732	2.63%	1.35%	27.86%
	2012	37	14.72	544	2.61%	1.35%	10.71%
	2011	41	13.30	544	3.91%	1.35%	1.03%
Franklin Growth and Income VIP Fund (GrandMaster flex3)
	2015	32	19.30	610	3.38%	1.55%	(2.44)%
	2014	33	19.78	655	2.54%	1.55%	7.45%
	2013	40	18.41	731	2.90%	1.55%	27.60%
	2012	31	14.43	454	2.78%	1.55%	10.48%
	2011	44	13.06	580	3.70%	1.55%	0.82%
Franklin Growth and Income VIP Fund (IQ Annuity)
	2015	71	19.55	1,381	3.44%	1.45%	(2.35)%
	2014	79	20.02	1,592	2.45%	1.45%	7.55%
	2013	91	18.61	1,695	2.66%	1.45%	27.73%
	2012	104	14.57	1,521	3.08%	1.45%	10.60%
	2011	133	13.18	1,750	3.61%	1.45%	0.93%
Franklin Growth and Income VIP Fund (Pinnacle)
	2015	60	12.43	751	3.43%	1.35%	(2.25)%
	2014	69	12.72	877	2.39%	1.35%	7.66%
	2013	93	11.81	1,096	2.66%	1.35%	27.86%
	2012	83	9.24	769	2.62%	1.35%	10.71%
	2011	107	8.34	895	3.55%	1.35%	1.03%
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)
	2015	*-	12.55	*-	2.50%	1.10%	(2.00)%
	2014	*-	12.81	*-	0.02%	1.10%	7.94%
	2013	4	11.87	42	2.57%	1.10%	28.18%
	2012	4	9.26	33	5.56%	1.10%	4.57%
Franklin Growth and Income VIP Fund (Pinnacle IV)
	2015	56	19.55	1,101	3.44%	1.45%	(2.34)%
	2014	71	20.02	1,427	2.39%	1.45%	7.55%
	2013	84	18.61	1,559	2.61%	1.45%	27.73%
	2012	101	14.57	1,473	3.08%	1.45%	10.60%
	2011	144	13.18	1,904	3.75%	1.45%	0.93%
Franklin Growth and Income VIP Fund (Pinnacle Plus)
	2015	17	18.42	318	2.90%	1.67%	(2.56)%
	2014	15	18.90	287	2.17%	1.67%	7.31%
	2013	34	17.61	607	3.52%	1.67%	27.44%
	2012	66	13.82	911	2.94%	1.67%	10.35%
	2011	72	12.52	905	2.05%	1.67%	0.70%
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)
	2015	13	16.27	212	3.03%	1.15%	(2.05)%
	2014	10	16.61	173	1.39%	1.15%	7.88%
	2013	38	15.39	585	0.00%	1.15%	28.12%
Franklin Growth and Income VIP Fund (Pinnacle V)
	2015	107	11.94	1,278	3.52%	1.55%	(2.44)%
	2014	114	12.24	1,401	2.38%	1.55%	7.45%
	2013	109	11.39	1,236	2.28%	1.55%	27.60%
	2012	75	8.93	672	3.67%	1.55%	10.48%
	2011	79	8.08	639	3.30%	1.55%	0.82%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (AdvantEdge)
	2015	20	$12.58	$247	5.18%	1.60%	(8.54)%
	2014	33	13.76	453	4.97%	1.60%	2.94%
	2013	33	13.37	445	8.26%	1.60%	12.12%
	2012	42	11.92	500	4.76%	1.60%	10.84%
	2011	41	10.75	440	7.19%	1.60%	0.75%
Franklin Income VIP Fund (AnnuiChoice)
	2015	53	21.82	1,147	4.78%	1.00%	(7.98)%
	2014	75	23.72	1,784	5.02%	1.00%	3.57%
	2013	93	22.90	2,120	6.34%	1.00%	12.80%
	2012	120	20.30	2,432	6.44%	1.00%	11.52%
	2011	143	18.20	2,606	5.60%	1.00%	1.36%
Franklin Income VIP Fund (AnnuiChoice II)
	2015	530	13.66	7,241	3.08%	1.15%	(8.12)%
	2014	178	14.87	2,650	3.62%	1.15%	3.41%
	2013	93	14.38	1,344	6.18%	1.15%	12.63%
	2012	88	12.77	1,118	6.22%	1.15%	11.35%
	2011	88	11.47	1,005	5.84%	1.15%	1.21%
Franklin Income VIP Fund (Grandmaster)
	2015	47	20.84	989	5.14%	1.35%	(8.31)%
	2014	116	22.73	2,646	4.99%	1.35%	3.20%
	2013	126	22.02	2,769	6.55%	1.35%	12.40%
	2012	141	19.59	2,772	6.77%	1.35%	11.13%
	2011	156	17.63	2,747	5.21%	1.35%	1.01%
Franklin Income VIP Fund (GrandMaster flex3)
	2015	99	20.30	2,012	4.95%	1.55%	(8.49)%
	2014	110	22.18	2,447	4.92%	1.55%	3.00%
	2013	122	21.54	2,623	5.78%	1.55%	12.18%
	2012	151	19.20	2,898	6.58%	1.55%	10.90%
	2011	166	17.31	2,867	5.75%	1.55%	0.80%
Franklin Income VIP Fund (IQ Advisor Standard)
	2015	*-	17.87	3	6.24%	0.60%	(7.61)%
	2014	13	19.35	248	5.15%	0.60%	3.99%
	2013	*-	18.60	3	7.80%	0.60%	13.26%
	2012	*-	16.43	2	0.08%	0.60%	11.97%
	2011	7	14.67	100	5.78%	0.60%	1.77%
Franklin Income VIP Fund (IQ Annuity)
	2015	66	20.57	1,348	4.69%	1.45%	(8.40)%
	2014	105	22.46	2,352	5.11%	1.45%	3.10%
	2013	122	21.78	2,660	6.47%	1.45%	12.29%
	2012	135	19.40	2,622	6.39%	1.45%	11.01%
	2011	157	17.47	2,738	6.04%	1.45%	0.90%
Franklin Income VIP Fund (Pinnacle IV)
	2015	105	20.57	2,158	5.08%	1.45%	(8.40)%
	2014	265	22.46	5,953	4.99%	1.45%	3.10%
	2013	301	21.78	6,565	6.47%	1.45%	12.29%
	2012	377	19.40	7,311	6.76%	1.45%	11.01%
	2011	439	17.47	7,664	5.46%	1.45%	0.90%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (Pinnacle Plus)
	2015	24	$17.82	$432	4.78%	1.67%	(8.61)%
	2014	46	19.49	901	5.09%	1.67%	2.87%
	2013	62	18.95	1,168	7.72%	1.67%	12.04%
	2012	101	16.91	1,710	5.96%	1.67%	10.76%
	2011	113	15.27	1,728	5.64%	1.67%	0.68%
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)
	2015	32	12.40	395	4.14%	1.15%	(8.12)%
	2014	22	13.49	300	4.86%	1.15%	3.41%
	2013	18	13.05	237	2.20%	1.15%	12.63%
	2012	4	11.58	46	0.00%	1.15%	11.35%
	2011	*-	10.40	*-	4.65%	1.15%	1.21%
Franklin Income VIP Fund (Pinnacle V)
	2015	324	11.59	3,760	5.35%	1.55%	(8.49)%
	2014	845	12.66	10,699	4.93%	1.55%	3.00%
	2013	718	12.29	8,831	5.48%	1.55%	12.18%
	2012	463	10.96	5,078	6.34%	1.55%	10.90%
	2011	404	9.88	3,996	5.20%	1.55%	0.80%
Franklin Large Cap Growth VIP Fund (AdvantEdge)
	2015	71	15.20	1,083	0.27%	1.60%	3.94%
	2014	76	14.63	1,109	1.09%	1.60%	10.66%
	2013	81	13.22	1,070	1.13%	1.60%	26.58%
	2012	100	10.44	1,046	0.87%	1.60%	10.57%
	2011	95	9.44	894	0.72%	1.60%	(3.08)%
Franklin Large Cap Growth VIP Fund (AnnuiChoice)
	2015	5	21.80	105	0.28%	1.00%	4.57%
	2014	6	20.85	117	1.12%	1.00%	11.34%
	2013	6	18.72	115	1.05%	1.00%	27.35%
	2012	6	14.70	93	0.61%	1.00%	11.24%
	2011	12	13.22	161	0.84%	1.00%	(2.49)%
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)
	2015	35	16.60	574	0.27%	1.15%	4.41%
	2014	32	15.89	514	1.09%	1.15%	11.17%
	2013	35	14.30	498	1.07%	1.15%	27.16%
	2012	38	11.24	422	0.83%	1.15%	11.07%
	2011	40	10.12	403	0.73%	1.15%	(2.64)%
Franklin Large Cap Growth VIP Fund (Grandmaster)
	2015	2	20.82	44	0.27%	1.35%	4.20%
	2014	2	19.98	43	0.95%	1.35%	10.94%
	2013	6	18.01	110	0.53%	1.35%	26.90%
	2012	2	14.19	32	0.68%	1.35%	10.85%
	2011	2	12.80	31	0.78%	1.35%	(2.83)%
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)
	2015	7	20.28	136	0.27%	1.55%	3.99%
	2014	6	19.50	122	1.07%	1.55%	10.72%
	2013	7	17.61	121	1.04%	1.55%	26.64%
	2012	7	13.91	97	0.87%	1.55%	10.62%
	2011	7	12.57	94	0.63%	1.55%	(3.03)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund (IQ Advisor Standard)
	2015	1	$18.85	$20	0.27%	0.60%	4.99%
	2014	1	17.96	19	1.08%	0.60%	11.79%
	2013	1	16.06	17	1.04%	0.60%	27.86%
	2012	1	12.56	13	0.84%	0.60%	11.69%
	2011	1	11.25	12	0.66%	0.60%	(2.10)%
Franklin Large Cap Growth VIP Fund (IQ Annuity)
	2015	9	20.55	194	0.26%	1.45%	4.09%
	2014	8	19.74	149	1.03%	1.45%	10.83%
	2013	6	17.81	99	1.05%	1.45%	26.77%
	2012	7	14.05	92	0.69%	1.45%	10.74%
	2011	10	12.69	124	0.73%	1.45%	(2.93)%
Franklin Large Cap Growth VIP Fund (Pinnacle)
	2015	4	20.82	90	0.27%	1.35%	4.20%
	2014	5	19.98	90	0.82%	1.35%	10.94%
	2013	6	18.01	114	0.67%	1.35%	26.90%
	2012	4	14.19	57	0.77%	1.35%	10.85%
	2011	5	12.80	66	0.64%	1.35%	(2.83)%
Franklin Large Cap Growth VIP Fund (Pinnacle IV)
	2015	19	20.55	387	0.29%	1.45%	4.09%
	2014	42	19.74	839	0.98%	1.45%	10.83%
	2013	26	17.81	463	1.07%	1.45%	26.77%
	2012	29	14.05	409	0.87%	1.45%	10.74%
	2011	34	12.69	427	0.70%	1.45%	(2.93)%
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)
	2015	23	18.32	415	0.30%	1.67%	3.86%
	2014	15	17.64	271	1.12%	1.67%	10.58%
	2013	22	15.95	356	1.00%	1.67%	26.49%
	2012	21	12.61	265	0.91%	1.67%	10.49%
	2011	22	11.41	249	0.82%	1.67%	(3.15)%
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)
	2015	5	16.84	90	0.25%	1.15%	4.41%
	2014	3	16.13	48	0.50%	1.15%	11.17%
	2013	1	14.51	14	0.00%	1.15%	27.16%
Franklin Large Cap Growth VIP Fund (Pinnacle V)
	2015	105	13.55	1,425	0.27%	1.55%	3.99%
	2014	92	13.03	1,203	1.09%	1.55%	10.72%
	2013	92	11.77	1,087	1.00%	1.55%	26.64%
	2012	98	9.29	915	0.83%	1.55%	10.62%
	2011	99	8.40	833	0.60%	1.55%	(3.03)%
Franklin Mutual Shares VIP Fund (AdvantEdge)
	2015	138	12.29	1,699	3.10%	1.60%	(6.46)%
	2014	154	13.14	2,026	2.01%	1.60%	5.41%
	2013	163	12.46	2,033	2.39%	1.60%	26.21%
	2012	216	9.87	2,130	2.20%	1.60%	12.41%
	2011	193	8.78	1,697	2.95%	1.60%	(2.62)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund (AnnuiChoice)
	2015	20	$21.40	$421	3.22%	1.00%	(5.89)%
	2014	36	22.74	814	1.86%	1.00%	6.05%
	2013	48	21.44	1,019	2.14%	1.00%	26.98%
	2012	56	16.88	941	2.08%	1.00%	13.10%
	2011	71	14.93	1,060	2.31%	1.00%	(2.03)%
Franklin Mutual Shares VIP Fund (AnnuiChoice II)
	2015	191	13.11	2,504	3.19%	1.15%	(6.03)%
	2014	177	13.95	2,476	2.03%	1.15%	5.89%
	2013	168	13.17	2,218	2.18%	1.15%	26.79%
	2012	133	10.39	1,380	2.17%	1.15%	12.92%
	2011	120	9.20	1,101	2.45%	1.15%	(2.18)%
Franklin Mutual Shares VIP Fund (GrandMaster flex3)
	2015	42	19.91	842	3.06%	1.55%	(6.41)%
	2014	47	21.27	998	1.89%	1.55%	5.46%
	2013	56	20.17	1,129	2.03%	1.55%	26.28%
	2012	63	15.97	1,001	2.04%	1.55%	12.47%
	2011	93	14.20	1,322	2.18%	1.55%	(2.57)%
Franklin Mutual Shares VIP Fund (IQ Annuity)
	2015	26	20.17	533	3.04%	1.45%	(6.31)%
	2014	31	21.53	667	1.99%	1.45%	5.57%
	2013	36	20.39	728	2.10%	1.45%	26.40%
	2012	39	16.13	630	1.95%	1.45%	12.58%
	2011	50	14.33	713	2.25%	1.45%	(2.47)%
Franklin Mutual Shares VIP Fund (Pinnacle)
	2015	37	20.44	746	2.95%	1.35%	(6.22)%
	2014	40	21.79	880	1.96%	1.35%	5.68%
	2013	50	20.62	1,038	1.90%	1.35%	26.53%
	2012	66	16.30	1,077	1.91%	1.35%	12.69%
	2011	85	14.46	1,223	2.30%	1.35%	(2.37)%
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)
	2015	*-	20.64	8	3.06%	1.10%	(5.98)%
	2014	*-	21.95	9	2.00%	1.10%	5.94%
	2013	*-	20.72	10	2.11%	1.10%	26.85%
	2012	1	16.33	8	4.07%	1.10%	6.04%
Franklin Mutual Shares VIP Fund (Pinnacle IV)
	2015	58	20.17	1,170	3.42%	1.45%	(6.31)%
	2014	192	21.53	4,131	1.97%	1.45%	5.57%
	2013	223	20.39	4,538	2.10%	1.45%	26.40%
	2012	262	16.13	4,232	2.12%	1.45%	12.58%
	2011	281	14.33	4,030	2.49%	1.45%	(2.47)%
Franklin Mutual Shares VIP Fund (Pinnacle Plus)
	2015	18	18.09	325	3.22%	1.67%	(6.52)%
	2014	35	19.35	670	1.86%	1.67%	5.33%
	2013	53	18.37	964	2.13%	1.67%	26.12%
	2012	68	14.56	988	2.16%	1.67%	12.33%
	2011	73	12.97	943	2.29%	1.67%	(2.69)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)
	2015	19	$14.43	$268	2.88%	1.15%	(6.03)%
	2014	15	15.36	226	2.35%	1.15%	5.89%
	2013	2	14.51	28	1.92%	1.15%	26.79%
	2012	2	11.44	19	0.00%	1.15%	12.92%
Franklin Mutual Shares VIP Fund (Pinnacle V)
	2015	754	10.82	8,156	3.37%	1.55%	(6.41)%
	2014	972	11.56	11,241	2.17%	1.55%	5.46%
	2013	760	10.96	8,335	2.20%	1.55%	26.28%
	2012	517	8.68	4,492	2.17%	1.55%	12.47%
	2011	419	7.72	3,236	2.59%	1.55%	(2.57)%
Franklin Mutual Shares VIP Fund(Grandmaster)
	2015	30	20.44	603	3.41%	1.35%	(6.22)%
	2014	77	21.79	1,675	2.00%	1.35%	5.68%
	2013	87	20.62	1,785	2.12%	1.35%	26.53%
	2012	90	16.30	1,471	2.12%	1.35%	12.69%
	2011	105	14.46	1,518	2.68%	1.35%	(2.37)%
Franklin Small Cap Value VIP Fund (AdvantEdge)
	2015	6	14.74	89	0.63%	1.60%	(8.87)%
	2014	7	16.17	107	0.71%	1.60%	(1.04)%
	2013	12	16.34	188	1.22%	1.60%	34.06%
	2012	7	12.19	84	0.51%	1.60%	16.49%
	2011	7	10.47	73	0.41%	1.60%	(5.30)%
Franklin Small Cap Value VIP Fund (Annuichoice)
	2015	4	13.18	55	0.65%	1.00%	(8.31)%
	2014	4	14.37	56	0.68%	1.00%	(0.43)%
	2013	5	14.43	74	1.73%	1.00%	34.88%
	2012	6	10.70	64	0.86%	1.00%	17.20%
	2011	12	9.13	108	0.60%	1.00%	(4.72)%
Franklin Small Cap Value VIP Fund (Annuichoice II)
	2015	17	13.00	225	0.64%	1.15%	(8.45)%
	2014	19	14.21	273	0.62%	1.15%	(0.58)%
	2013	20	14.29	285	1.07%	1.15%	34.67%
	2012	15	10.61	161	0.77%	1.15%	17.02%
	2011	15	9.07	137	0.87%	1.15%	(4.86)%
Franklin Small Cap Value VIP Fund (Grandmaster)
	2015	1	12.78	10	0.90%	1.35%	(8.64)%
	2014	3	13.99	43	0.55%	1.35%	(0.79)%
	2013	5	14.10	65	1.71%	1.35%	34.40%
	2012	9	10.49	97	1.08%	1.35%	16.78%
	2011	14	8.98	126	0.71%	1.35%	(5.06)%
Franklin Small Cap Value VIP Fund (Grandmaster flex3)
	2015	4	12.55	45	0.63%	1.55%	(8.82)%
	2014	4	13.77	50	0.66%	1.55%	(0.99)%
	2013	5	13.91	65	1.54%	1.55%	34.13%
	2012	5	10.37	54	0.30%	1.55%	16.55%
	2011	10	8.90	93	0.96%	1.55%	(5.25)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (IQ Annuuity)
	2015	4	$12.67	$55	0.66%	1.45%	(8.73)%
	2014	4	13.88	62	0.55%	1.45%	(0.89)%
	2013	6	14.00	85	1.24%	1.45%	34.27%
	2012	8	10.43	85	0.76%	1.45%	16.66%
	2011	9	8.94	83	0.73%	1.45%	(5.15)%
Franklin Small Cap Value VIP Fund (Pinnacle Plus)
	2015	1	12.42	15	0.62%	1.67%	(8.93)%
	2014	1	13.64	20	0.83%	1.67%	(1.11)%
	2013	13	13.79	174	2.01%	1.67%	33.97%
	2012	10	10.30	105	0.68%	1.67%	16.40%
	2011	17	8.85	154	0.66%	1.67%	(5.36)%
Franklin Small Cap Value VIP Fund (Pinnacle)
	2015	3	12.78	35	1.15%	1.35%	(8.64)%
	2014	9	13.99	128	0.19%	1.35%	(0.79)%
	2013	17	14.10	237	1.41%	1.35%	34.40%
	2012	17	10.49	174	0.42%	1.35%	16.78%
	2011	15	8.98	134	0.49%	1.35%	(5.06)%
Franklin Small Cap Value VIP Fund (Pinnacle IV)
	2015	1	12.67	13	0.51%	1.45%	(8.73)%
	2014	2	13.88	33	0.67%	1.45%	(0.89)%
	2013	5	14.00	73	1.30%	1.45%	34.27%
	2012	5	10.43	57	0.62%	1.45%	16.66%
	2011	11	8.94	97	0.45%	1.45%	(5.15)%
Franklin Small Cap Value VIP Fund (Pinnacle V)
	2015	66	12.52	824	0.63%	1.55%	(8.82)%
	2014	71	13.74	977	0.56%	1.55%	(0.99)%
	2013	53	13.87	735	1.28%	1.55%	34.13%
	2012	43	10.34	449	0.80%	1.55%	16.55%
	2011	34	8.87	298	0.55%	1.55%	(5.25)%
Invesco VI American Franchise (AdvantEdge)
	2015	*-	16.66	4	0.00%	1.60%	3.08%
	2014	*-	16.16	4	0.00%	1.60%	6.44%
	2013	1	15.18	18	0.05%	1.60%	37.56%
	2012	2	11.04	19	0.00%	1.60%	11.58%
	2011	2	9.89	17	0.00%	1.60%	(7.88)%
Invesco VI American Franchise (AnnuiChoice)
	2015	*-	24.73	7	0.00%	1.00%	3.70%
	2014	*-	23.85	7	0.00%	1.00%	7.09%
	2013	1	22.27	27	0.24%	1.00%	38.40%
	2012	1	16.09	20	0.00%	1.00%	12.26%
	2011	1	14.34	21	0.00%	1.00%	(7.32)%
Invesco VI American Franchise (AnnuiChoice II)
	2015	5	19.20	88	0.00%	1.15%	3.55%
	2014	5	18.55	86	0.00%	1.15%	6.93%
	2013	5	17.34	82	0.24%	1.15%	38.19%
	2012	5	12.55	61	0.00%	1.15%	12.09%
	2011	5	11.20	55	0.00%	1.15%	(7.46)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise (Grandmaster)
	2015	*-	$23.62	$3	0.00%	1.35%	3.34%
	2014	*-	22.86	4	0.00%	1.35%	6.71%
	2013	*-	21.42	3	0.22%	1.35%	37.91%
	2012	*-	15.53	3	0.00%	1.35%	11.86%
	2011	*-	13.89	2	0.00%	1.35%	(7.65)%
Invesco VI American Franchise (GrandMaster flex3)
	2015	1	23.01	14	0.00%	1.55%	3.13%
	2014	4	22.31	79	0.00%	1.55%	6.49%
	2013	3	20.95	72	0.24%	1.55%	37.63%
	2012	3	15.22	50	0.00%	1.55%	11.63%
	2011	3	13.64	44	0.00%	1.55%	(7.84)%
Invesco VI American Franchise (IQ Advisor Standard)
	2015	*-	21.20	3	0.00%	0.60%	4.12%
	2014	*-	20.36	4	0.00%	0.60%	7.52%
	2013	*-	18.93	4	0.40%	0.60%	38.96%
Invesco VI American Franchise (IQ Annuity)
	2015	12	23.31	285	0.00%	1.45%	3.23%
	2014	14	22.58	309	0.00%	1.45%	6.60%
	2013	15	21.18	321	0.24%	1.45%	37.77%
	2012	15	15.38	238	0.00%	1.45%	11.75%
	2011	17	13.76	238	0.00%	1.45%	(7.74)%
Invesco VI American Franchise (Pinnacle)
	2015	3	23.62	62	0.00%	1.35%	3.34%
	2014	3	22.86	65	0.00%	1.35%	6.71%
	2013	5	21.42	116	0.31%	1.35%	37.91%
	2012	4	15.53	57	0.00%	1.35%	11.86%
	2011	4	13.89	53	0.00%	1.35%	(7.65)%
Invesco VI American Franchise (Pinnacle IV)
	2015	7	23.31	172	0.00%	1.45%	3.23%
	2014	7	22.58	155	0.00%	1.45%	6.60%
	2013	31	21.19	666	0.11%	1.45%	37.77%
	2012	11	15.38	176	0.00%	1.45%	11.75%
	2011	17	13.76	232	0.00%	1.45%	(7.74)%
Invesco VI American Franchise (Pinnacle Plus)
	2015	1	20.17	19	0.00%	1.67%	3.00%
	2014	1	19.58	29	0.00%	1.67%	6.36%
	2013	2	18.41	37	0.21%	1.67%	37.46%
	2012	3	13.39	38	0.00%	1.67%	11.50%
	2011	4	12.01	43	0.00%	1.67%	(7.95)%
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)
	2015	1	16.92	12	0.00%	1.15%	3.55%
Invesco VI American Franchise (Pinnacle V)
	2015	67	16.04	1,080	0.00%	1.55%	3.13%
	2014	57	15.56	881	0.00%	1.55%	6.49%
	2013	41	14.61	592	0.24%	1.55%	37.63%
	2012	33	10.61	345	0.00%	1.55%	11.63%
	2011	23	9.51	222	0.00%	1.55%	(7.84)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Value (AdvantEdge)
	2015	11	$14.52	$163	0.01%	1.60%	(10.81)%
	2014	23	16.28	378	0.19%	1.60%	7.73%
	2013	26	15.11	395	0.79%	1.60%	31.79%
	2012	7	11.47	77	0.69%	1.60%	15.19%
	2011	6	9.95	63	0.23%	1.60%	(0.78)%
Invesco VI American Value (AnnuiChoice)
	2015	1	15.20	19	0.01%	1.00%	(10.26)%
	2014	1	16.94	22	0.19%	1.00%	8.38%
	2013	1	15.63	22	0.68%	1.00%	32.59%
	2012	1	11.79	10	0.38%	1.00%	15.90%
	2011	2	10.17	22	0.54%	1.00%	(0.18)%
Invesco VI American Value (AnnuiChoice II)
	2015	31	15.03	461	0.01%	1.15%	(10.40)%
	2014	21	16.77	359	0.21%	1.15%	8.22%
	2013	18	15.50	282	0.55%	1.15%	32.39%
	2012	14	11.70	169	0.67%	1.15%	15.72%
	2011	14	10.11	138	0.59%	1.15%	(0.33)%
Invesco VI American Value (Grandmaster)
	2015	4	14.79	65	0.01%	1.35%	(10.58)%
	2014	5	16.54	80	0.27%	1.35%	42.70%
	2013	7	15.32	106	0.50%	1.35%	32.13%
	2012	5	11.59	56	0.69%	1.35%	15.49%
	2011	4	10.04	39	0.60%	1.35%	(0.53)%
Invesco VI American Value (Grandmaster flex3)
	2015	1	14.57	11	0.01%	1.55%	(10.76)%
	2014	1	16.32	11	0.22%	1.55%	7.78%
	2013	*-	15.14	7	0.72%	1.55%	31.86%
	2012	1	11.48	16	1.03%	1.55%	15.25%
	2011	*-	9.96	2	0.00%	1.55%	(0.73)%
Invesco VI American Value (IQ Annuity)
	2015	5	14.68	75	0.01%	1.45%	(10.67)%
	2014	6	16.43	92	0.20%	1.45%	7.89%
	2013	5	15.23	80	0.59%	1.45%	31.99%
	2012	5	11.54	63	0.79%	1.45%	15.37%
	2011	4	10.00	37	0.36%	1.45%	(0.63)%
Invesco VI American Value (Pinnacle)
	2015	3	14.79	45	0.01%	1.35%	(10.58)%
	2014	1	16.54	23	0.25%	1.35%	8.00%
	2013	1	15.32	19	0.91%	1.35%	32.13%
	2012	*-	11.59	2	0.97%	1.35%	15.49%
	2011	*-	10.04	1	0.70%	1.35%	(0.53)%
Invesco VI American Value (Pinnacle IV)
	2015	6	14.68	95	0.01%	1.45%	(10.67)%
	2014	8	16.43	137	0.20%	1.45%	7.89%
	2013	9	15.23	132	0.96%	1.45%	31.99%
	2012	38	11.54	437	0.97%	1.45%	15.37%
	2011	24	10.00	236	0.73%	1.45%	(0.63)%
Invesco VI American Value (Pinnacle Plus Reduced M&E)
	2015	1	15.98	24	0.01%	1.15%	(10.40)%
	2014	2	17.84	27	0.21%	1.15%	78.39%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Value (Pinnacle V)
	2015	153	$14.57	$2,235	0.01%	1.55%	(10.76)%
	2014	112	16.32	1,830	0.23%	1.55%	7.78%
	2013	75	15.14	1,136	0.67%	1.55%	31.86%
	2012	40	11.48	457	0.42%	1.55%	15.25%
	2011	83	9.96	826	0.74%	1.55%	(0.73)%
Invesco VI Comstock (AdvantEdge)
	2015	28	14.26	405	1.52%	1.60%	(7.69)%
	2014	33	15.44	509	1.04%	1.60%	7.36%
	2013	26	14.39	371	1.82%	1.60%	33.49%
	2012	65	10.78	702	1.64%	1.60%	17.01%
	2011	50	9.21	457	1.35%	1.60%	(3.67)%
Invesco VI Comstock (AnnuiChoice)
	2015	14	23.28	323	1.66%	1.00%	(7.13)%
	2014	15	25.07	378	1.07%	1.00%	8.01%
	2013	17	23.21	388	1.55%	1.00%	34.30%
	2012	18	17.28	306	1.64%	1.00%	17.73%
	2011	17	14.68	242	1.46%	1.00%	(3.08)%
Invesco VI Comstock (AnnuiChoice II)
	2015	80	14.67	1,168	1.75%	1.15%	(7.27)%
	2014	69	15.82	1,087	1.13%	1.15%	7.85%
	2013	64	14.67	935	1.48%	1.15%	34.09%
	2012	42	10.94	457	1.67%	1.15%	17.55%
	2011	32	9.31	302	1.23%	1.15%	(3.23)%
Invesco VI Comstock (Grandmaster)
	2015	8	22.24	184	1.57%	1.35%	(7.46)%
	2014	10	24.03	230	0.75%	1.35%	7.63%
	2013	15	22.33	326	1.66%	1.35%	33.82%
	2012	11	16.68	183	1.48%	1.35%	17.31%
	2011	13	14.22	187	1.07%	1.35%	(3.43)%
Invesco VI Comstock (GrandMaster flex3)
	2015	3	21.66	64	1.68%	1.55%	(7.65)%
	2014	3	23.45	71	0.91%	1.55%	7.41%
	2013	7	21.83	156	1.91%	1.55%	33.55%
	2012	4	16.35	71	1.84%	1.55%	17.07%
	2011	6	13.96	79	1.86%	1.55%	(3.62)%
Invesco VI Comstock (IQ Advisor Standard)
	2015	*-	19.56	3	1.51%	0.60%	(6.76)%
	2014	7	20.98	140	1.12%	0.60%	8.45%
	2013	*-	19.34	9	0.81%	0.60%	34.84%
	2012	1	14.35	19	1.53%	0.60%	18.21%
	2011	1	12.14	17	1.96%	0.60%	(2.69)%
Invesco VI Comstock (IQ Annuity)
	2015	19	21.95	410	1.72%	1.45%	(7.55)%
	2014	19	23.74	462	1.10%	1.45%	7.52%
	2013	20	22.08	451	1.48%	1.45%	33.69%
	2012	22	16.51	360	1.46%	1.45%	17.19%
	2011	25	14.09	356	1.33%	1.45%	(3.52)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (Pinnacle)
	2015	6	$22.24	$125	1.66%	1.35%	(7.46)%
	2014	8	24.03	198	1.09%	1.35%	7.63%
	2013	8	22.33	188	1.37%	1.35%	33.82%
	2012	10	16.68	169	1.50%	1.35%	17.31%
	2011	13	14.22	184	1.40%	1.35%	(3.43)%
Invesco VI Comstock (Pinnacle IV)
	2015	10	21.95	226	1.49%	1.45%	(7.55)%
	2014	14	23.74	336	1.06%	1.45%	7.52%
	2013	16	22.08	353	1.58%	1.45%	33.69%
	2012	21	16.52	339	1.50%	1.45%	17.19%
	2011	28	14.09	388	1.71%	1.45%	(3.52)%
Invesco VI Comstock (Pinnacle Plus)
	2015	1	19.70	19	1.83%	1.67%	(7.76)%
	2014	3	21.35	56	1.06%	1.67%	7.28%
	2013	5	19.90	99	1.46%	1.67%	33.39%
	2012	8	14.92	118	1.02%	1.67%	16.93%
	2011	18	12.76	226	1.87%	1.67%	(3.74)%
Invesco VI Comstock (Pinnacle Plus Reduced M&E)
	2015	2	16.22	37	1.12%	1.15%	(7.27)%
	2014	1	17.50	11	1.19%	1.15%	7.85%
	2013	1	16.22	16	0.27%	1.15%	34.09%
Invesco VI Comstock (Pinnacle V)
	2015	417	12.15	5,063	1.81%	1.55%	(7.65)%
	2014	323	13.16	4,244	1.24%	1.55%	7.41%
	2013	217	12.25	2,659	1.66%	1.55%	33.55%
	2012	122	9.17	1,119	1.72%	1.55%	17.07%
	2011	63	7.84	492	1.29%	1.55%	(3.62)%
Invesco VI International Growth Class II (Advantedge)
	2015	24	10.51	248	1.30%	1.60%	(4.17)%
	2014	23	10.97	257	1.41%	1.60%	(1.51)%
	2013	22	11.14	250	1.86%	1.60%	16.82%
Invesco VI International Growth Class II (IQ Advisor Enhanced)
	2015	38	10.74	403	1.41%	0.80%	(3.73)%
	2014	26	11.15	295	1.50%	0.80%	(1.06)%
	2013	19	11.27	214	1.16%	0.80%	17.35%
	2012	3	9.61	26	1.06%	0.80%	13.92%
Invesco VI International Growth Class II (Pinnacle)
	2015	5	10.59	49	1.29%	1.35%	(4.03)%
	2014	4	11.03	49	1.44%	1.35%	(1.36)%
	2013	3	11.18	36	1.15%	1.35%	17.00%
	2012	3	9.56	24	2.50%	1.35%	13.58%
	2011	*-	8.41	3	0.00%	1.35%	(15.85)%
Invesco VI International Growth Class II (Pinnacle Plus)
	2015	12	10.64	128	1.59%	1.67%	(3.93)%
	2014	7	11.07	74	1.11%	1.67%	(1.26)%
	2013	5	11.21	55	0.99%	1.67%	17.12%
	2012	4	9.57	39	2.46%	1.67%	13.69%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI International Growth Class II (Pinnacle V)
	2015	150	$10.54	$1,580	1.41%	1.55%	(4.12)%
	2014	101	10.99	1,110	1.75%	1.55%	(1.46)%
	2013	44	11.15	495	1.27%	1.55%	16.88%
	2012	15	9.54	144	1.37%	1.55%	13.46%
	2011	3	8.41	21	0.00%	1.55%	(15.91)%
Invesco VI International Growth II (Annuichoice)
	2015	14	10.81	156	1.29%	1.00%	(3.59)%
	2014	14	11.22	159	1.57%	1.00%	(0.91)%
	2013	3	11.32	39	1.24%	1.00%	17.53%
	2012	1	9.63	10	1.27%	1.00%	14.10%
	2011	1	8.44	9	0.00%	1.00%	(15.59)%
Invesco VI International Growth II (Grandmaster)
	2015	2	10.64	19	1.80%	1.35%	(3.93)%
	2014	1	11.07	11	0.91%	1.35%	(1.26)%
	2013	4	11.21	50	0.35%	1.35%	17.12%
	2012	*-	9.57	3	0.00%	1.35%	13.69%
Invesco VI International Growth II (Grandmaster flex3)
	2015	*-	10.54	5	1.29%	1.55%	(4.12)%
	2014	*-	10.99	5	1.49%	1.55%	9.89%
	2012	1	9.54	9	1.52%	1.55%	13.46%
	2011	1	8.41	6	0.00%	1.55%	(15.91)%
Templeton Foreign VIP Fund (IQ Annuity)
	2015	14	18.45	263	3.03%	1.45%	(7.85)%
	2014	20	20.02	401	1.88%	1.45%	(12.42)%
	2013	19	22.86	444	2.37%	1.45%	21.19%
	2012	23	18.86	437	3.00%	1.45%	16.51%
	2011	29	16.19	469	1.78%	1.45%	(11.93)%
Templeton Foreign VIP Fund (Pinnacle)
	2015	25	18.69	460	3.35%	1.35%	(7.75)%
	2014	25	20.26	512	2.13%	1.35%	(12.33)%
	2013	28	23.11	657	2.36%	1.35%	21.31%
	2012	30	19.05	579	2.57%	1.35%	16.63%
	2011	40	16.34	654	1.81%	1.35%	(11.84)%
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E)
	2015	1	18.88	15	3.22%	1.10%	(7.52)%
	2014	1	20.41	16	1.87%	1.10%	(12.11)%
	2013	1	23.22	18	2.31%	1.10%	21.62%
	2012	1	19.09	15	5.43%	1.10%	7.43%
Templeton Foreign VIP Fund (Pinnacle IV)
	2015	34	18.45	634	3.22%	1.45%	(7.85)%
	2014	42	20.02	846	1.88%	1.45%	(12.42)%
	2013	57	22.86	1,296	2.35%	1.45%	21.19%
	2012	68	18.86	1,283	3.01%	1.45%	16.51%
	2011	82	16.19	1,319	1.76%	1.45%	(11.93)%
Templeton Foreign VIP Fund (Pinnacle V)
	2015	368	8.85	3,259	3.21%	1.55%	(7.94)%
	2014	326	9.61	3,131	1.79%	1.55%	(12.51)%
	2013	211	10.99	2,323	1.93%	1.55%	21.07%
	2012	138	9.08	1,256	2.79%	1.55%	16.39%
	2011	111	7.80	867	1.78%	1.55%	(12.02)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign VIP Fund (AnnuiChoice)
	2015	16	$19.57	$309	3.22%	1.00%	(7.43)%
	2014	19	21.14	394	1.95%	1.00%	(12.02)%
	2013	19	24.03	454	2.38%	1.00%	21.74%
	2012	23	19.74	453	2.84%	1.00%	17.05%
	2011	34	16.86	573	1.82%	1.00%	(11.53)%
Templeton Foreign VIP Fund (AnnuiChoice II)
	2015	79	10.91	866	3.33%	1.15%	(7.57)%
	2014	80	11.80	940	1.81%	1.15%	(12.15)%
	2013	74	13.43	1,001	2.21%	1.15%	21.56%
	2012	51	11.05	559	3.01%	1.15%	16.87%
	2011	43	9.46	411	1.95%	1.15%	(11.66)%
Templeton Foriegn VIP Fund (AdvantEdge)
	2015	75	9.31	700	3.21%	1.60%	(7.99)%
	2014	77	10.12	778	1.90%	1.60%	(12.55)%
	2013	72	11.57	834	2.77%	1.60%	21.01%
	2012	87	9.56	836	2.99%	1.60%	16.33%
	2011	74	8.22	605	1.63%	1.60%	(12.06)%
Templeton Foriegn VIP Fund (Grandmaster)
	2015	16	18.69	299	3.26%	1.35%	(7.75)%
	2014	17	20.26	350	2.11%	1.35%	(12.33)%
	2013	19	23.11	442	2.35%	1.35%	21.31%
	2012	18	19.05	340	2.84%	1.35%	16.63%
	2011	18	16.34	297	1.86%	1.35%	(11.84)%
Templeton Foriegn VIP Fund (GrandMaster flex3)
	2015	16	18.21	292	3.23%	1.55%	(7.94)%
	2014	16	19.78	318	1.94%	1.55%	(12.51)%
	2013	19	22.60	434	2.32%	1.55%	21.07%
	2012	17	18.67	319	2.80%	1.55%	16.39%
	2011	19	16.04	305	2.03%	1.55%	(12.02)%
Templeton Foriegn VIP Fund (IQ Advisor Standard)
	2015	4	15.93	68	3.68%	0.60%	(7.05)%
	2014	7	17.14	115	1.94%	0.60%	(11.66)%
	2013	3	19.40	57	3.55%	0.60%	22.23%
	2012	2	15.87	32	2.93%	0.60%	17.52%
	2011	2	13.51	28	1.79%	0.60%	(11.17)%
Templeton Foriegn VIP Fund (Pinnacle Plus)
	2015	9	16.82	147	3.09%	1.67%	(8.05)%
	2014	13	18.29	233	1.96%	1.67%	(12.62)%
	2013	20	20.93	416	2.77%	1.67%	20.92%
	2012	24	17.31	421	3.08%	1.67%	16.25%
	2011	34	14.89	502	1.82%	1.67%	(12.12)%
Templeton Foriegn VIP Fund (Pinnacle Plus Reduced M&E)
	2015	12	10.43	130	2.98%	1.15%	(7.57)%
	2014	11	11.29	121	2.28%	1.15%	(12.15)%
	2013	1	12.85	19	0.00%	1.15%	21.56%
	2011	*-	9.04	*-	1.31%	1.15%	(11.66)%
Templeton Global Bond VIP Fund (Pinnacle)
	2015	9	9.24	79	15.51%	1.35%	(5.60)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Global Bond VIP Fund (Grandmaster)
	2015	43	$9.24	$398	4.65%	1.35%	(5.60)%
	2014	4	9.79	35	4.28%	1.35%	0.46%
	2013	6	9.74	60	9.69%	1.35%	(2.60)%
Templeton Global Bond VIP Fund (GrandMaster flex3)
	2015	9	9.19	84	26.23%	1.55%	(5.79)%
	2014	8	9.75	74	5.05%	1.55%	0.26%
	2013	6	9.73	60	0.00%	1.55%	(2.73)%
Templeton Global Bond VIP Fund (Pinnacle V)
	2015	110	9.21	1,017	6.57%	1.35%	(5.69)%
	2014	27	9.77	262	5.37%	1.35%	0.36%
	2013	36	9.73	346	8.43%	1.35%	(2.66)%
Templeton Global Bond VIP Fund (Advantedge)
	2015	4	9.18	39	8.97%	1.60%	(5.83)%
	2014	2	9.74	20	5.08%	1.60%	0.21%
	2013	2	9.72	20	0.00%	1.60%	(2.76)%
Templeton Global Bond VIP Fund (Pinnacle IV)
	2015	347	9.19	3,189	8.38%	1.10%	(5.79)%
	2014	299	9.75	2,912	5.03%	1.10%	0.26%
	2013	191	9.73	1,858	1.28%	1.10%	(2.73)%
Templeton Global Bond VIP Fund (Annuichoice)
	2015	15	9.33	142	13.95%	1.00%	(5.26)%
	2014	12	9.84	121	3.93%	1.00%	0.82%
	2013	8	9.76	76	0.00%	1.00%	(2.36)%
Templeton Global Bond VIP Fund (AnnuiChoice II)
	2015	11	9.29	103	7.88%	1.15%	(5.40)%
	2014	13	9.82	126	5.12%	1.15%	0.66%
	2013	12	9.75	118	1.03%	1.15%	(2.46)%
Templeton Growth VIP Fund (AdvantEdge)
	2015	11	10.64	112	2.55%	1.60%	(7.98)%
	2014	11	11.57	124	1.46%	1.60%	(4.37)%
	2013	17	12.10	202	3.77%	1.60%	28.73%
	2012	33	9.40	315	2.88%	1.60%	19.12%
	2011	14	7.89	107	1.27%	1.60%	(8.46)%
Templeton Growth VIP Fund (AnnuiChoice)
	2015	12	18.95	224	2.65%	1.00%	(7.42)%
	2014	14	20.47	277	1.34%	1.00%	(3.79)%
	2013	15	21.28	326	2.52%	1.00%	29.51%
	2012	15	16.43	253	2.32%	1.00%	19.85%
	2011	20	13.71	276	1.48%	1.00%	(7.90)%
Templeton Growth VIP Fund (AnnuiChoice II)
	2015	14	11.05	159	2.78%	1.15%	(7.56)%
	2014	25	11.96	302	1.32%	1.15%	(3.93)%
	2013	22	12.44	274	2.52%	1.15%	29.32%
	2012	20	9.62	193	2.05%	1.15%	19.67%
	2011	20	8.04	163	1.60%	1.15%	(8.04)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (Grandmaster)
	2015	13	$18.10	$231	2.50%	1.35%	(7.75)%
	2014	14	19.62	276	1.34%	1.35%	(4.13)%
	2013	15	20.47	300	2.31%	1.35%	29.06%
	2012	21	15.86	328	2.09%	1.35%	19.43%
	2011	23	13.28	300	1.38%	1.35%	(8.23)%
Templeton Growth VIP Fund (GrandMaster flex3)
	2015	23	17.63	402	2.54%	1.55%	(7.94)%
	2014	25	19.15	477	1.43%	1.55%	(4.32)%
	2013	32	20.02	636	2.56%	1.55%	28.80%
	2012	32	15.54	504	2.09%	1.55%	19.18%
	2011	38	13.04	496	1.50%	1.55%	(8.41)%
Templeton Growth VIP Fund (IQ Annuity)
	2015	21	17.86	377	2.57%	1.45%	(7.84)%
	2014	25	19.38	483	1.34%	1.45%	(4.22)%
	2013	26	20.24	522	2.89%	1.45%	28.93%
	2012	33	15.70	524	1.95%	1.45%	19.30%
	2011	43	13.16	566	1.42%	1.45%	(8.32)%
Templeton Growth VIP Fund (Pinnacle)
	2015	35	18.10	629	2.71%	1.35%	(7.75)%
	2014	44	19.62	863	1.34%	1.35%	(4.13)%
	2013	51	20.47	1,039	2.67%	1.35%	29.06%
	2012	56	15.86	889	2.03%	1.35%	19.43%
	2011	62	13.28	822	1.41%	1.35%	(8.23)%
Templeton Growth VIP Fund (Pinnacle IV)
	2015	27	17.87	474	2.66%	1.45%	(7.84)%
	2014	30	19.39	582	1.57%	1.45%	(4.22)%
	2013	104	20.24	2,100	1.41%	1.45%	28.93%
	2012	43	15.70	672	2.13%	1.45%	19.30%
	2011	52	13.16	687	1.23%	1.45%	(8.32)%
Templeton Growth VIP Fund (Pinnacle Plus)
	2015	11	16.15	182	2.88%	1.67%	(8.05)%
	2014	20	17.56	358	1.43%	1.67%	(4.44)%
	2013	28	18.37	523	2.31%	1.67%	28.64%
	2012	29	14.28	420	2.07%	1.67%	19.04%
	2011	33	12.00	400	1.39%	1.67%	(8.53)%
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)
	2015	9	13.00	118	0.00%	1.15%	(7.56)%
Templeton Growth VIP Fund (Pinnacle V)
	2015	94	9.15	863	2.88%	1.55%	(7.94)%
	2014	110	9.93	1,096	1.59%	1.55%	(4.32)%
	2013	348	10.38	3,617	1.01%	1.55%	28.80%
	2012	88	8.06	711	2.15%	1.55%	19.18%
	2011	100	6.76	680	1.21%	1.55%	(8.41)%
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)
	2015	24	12.53	307	5.56%	1.60%	(2.76)%
	2014	22	12.88	284	5.15%	1.60%	1.25%
	2013	21	12.73	263	4.69%	1.60%	(10.22)%
	2012	26	14.17	367	2.73%	1.60%	15.98%
	2011	29	12.22	350	3.27%	1.60%	5.18%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)
	2015	6	$13.36	$86	5.00%	1.00%	(2.16)%
	2014	8	13.65	107	5.00%	1.00%	1.86%
	2013	10	13.40	132	6.26%	1.00%	(9.67)%
	2012	13	14.84	200	3.06%	1.00%	16.69%
	2011	12	12.71	158	2.98%	1.00%	5.82%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)
	2015	8	13.18	107	6.41%	1.15%	(2.31)%
	2014	14	13.49	187	5.34%	1.15%	1.71%
	2013	16	13.27	206	3.82%	1.15%	(9.80)%
	2012	18	14.71	269	2.57%	1.15%	16.51%
	2011	20	12.62	257	3.98%	1.15%	5.66%
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)
	2015	8	12.73	104	9.00%	1.55%	(2.71)%
	2014	9	13.08	114	5.17%	1.55%	1.30%
	2013	15	12.91	195	4.66%	1.55%	(10.17)%
	2012	21	14.37	306	2.74%	1.55%	16.04%
	2011	22	12.39	266	4.33%	1.55%	5.23%
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)
	2015	3	21.84	56	7.32%	1.35%	(2.51)%
	2014	3	22.40	65	5.15%	1.35%	1.50%
	2013	4	22.07	93	3.04%	1.35%	(9.99)%
	2012	9	24.52	229	2.32%	1.35%	16.28%
	2011	8	21.08	166	3.50%	1.35%	5.45%
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)
	2015	7	21.55	144	5.60%	1.45%	(2.61)%
	2014	8	22.13	174	5.36%	1.45%	1.40%
	2013	8	21.82	179	4.77%	1.45%	(10.08)%
	2012	12	24.27	295	2.79%	1.45%	16.16%
	2011	13	20.89	272	3.25%	1.45%	5.34%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)
	2015	14	12.84	177	5.04%	1.45%	(2.61)%
	2014	23	13.18	302	5.52%	1.45%	1.40%
	2013	32	13.00	410	3.90%	1.45%	(10.08)%
	2012	33	14.46	470	2.83%	1.45%	16.16%
	2011	50	12.45	627	3.67%	1.45%	5.34%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)
	2015	2	18.46	46	4.99%	1.67%	(2.82)%
	2014	3	19.00	66	5.53%	1.67%	1.17%
	2013	5	18.78	97	4.41%	1.67%	(10.28)%
	2012	7	20.93	157	3.04%	1.67%	15.90%
	2011	15	18.06	269	4.12%	1.67%	5.11%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)
	2015	2	10.57	26	4.91%	1.15%	(2.31)%
	2014	2	10.82	20	6.22%	1.15%	8.17%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)
	2015	22	12.65	281	8.84%	1.55%	(2.71)%
	2014	28	13.01	363	5.35%	1.55%	1.30%
	2013	35	12.84	447	4.47%	1.55%	(10.17)%
	2012	52	14.29	745	2.32%	1.55%	16.04%
	2011	35	12.32	433	3.64%	1.55%	5.23%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)
	2015	53	$6.96	$370	0.73%	1.60%	(12.14)%
	2014	54	7.92	431	0.31%	1.60%	(6.08)%
	2013	58	8.44	490	0.95%	1.60%	(2.68)%
	2012	44	8.67	381	0.00%	1.60%	17.91%
	2011	44	7.35	327	0.32%	1.60%	(19.54)%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)
	2015	5	29.33	148	0.74%	1.00%	(11.60)%
	2014	5	33.17	154	0.31%	1.00%	(5.51)%
	2013	7	35.11	259	1.14%	1.00%	(2.09)%
	2012	9	35.86	307	0.00%	1.00%	18.64%
	2011	11	30.22	322	0.35%	1.00%	(19.05)%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)
	2015	21	10.97	225	0.78%	1.15%	(11.73)%
	2014	24	12.43	295	0.33%	1.15%	(5.65)%
	2013	24	13.17	310	1.01%	1.15%	(2.24)%
	2012	26	13.47	357	0.00%	1.15%	18.46%
	2011	30	11.37	341	0.37%	1.15%	(19.17)%
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)
	2015	5	28.01	127	0.77%	1.35%	(11.91)%
	2014	6	31.80	176	0.32%	1.35%	(5.84)%
	2013	7	33.77	234	1.00%	1.35%	(2.44)%
	2012	8	34.61	281	0.00%	1.35%	18.22%
	2011	9	29.28	269	0.35%	1.35%	(19.34)%
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)
	2015	5	27.28	144	0.73%	1.55%	(12.09)%
	2014	6	31.03	182	0.33%	1.55%	(6.03)%
	2013	8	33.02	272	1.10%	1.55%	(2.63)%
	2012	11	33.92	381	0.00%	1.55%	17.97%
	2011	14	28.75	406	0.38%	1.55%	(19.50)%
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)
	2015	*-	20.86	4	0.28%	0.60%	(11.24)%
	2014	2	23.51	49	0.33%	0.60%	(5.13)%
	2013	2	24.78	54	2.31%	0.60%	(1.69)%
	2012	*-	25.20	4	0.00%	0.60%	19.12%
	2011	3	21.16	61	0.02%	0.60%	(18.73)%
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)
	2015	8	27.64	211	0.76%	1.45%	(12.00)%
	2014	8	31.41	259	0.31%	1.45%	(5.94)%
	2013	9	33.39	286	0.97%	1.45%	(2.53)%
	2012	13	34.26	462	0.00%	1.45%	18.09%
	2011	15	29.01	434	0.36%	1.45%	(19.42)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)
	2015	10	28.01	287	0.75%	1.35%	(11.91)%
	2014	13	31.80	420	0.33%	1.35%	(5.84)%
	2013	16	33.77	555	1.14%	1.35%	(2.44)%
	2012	20	34.61	675	0.00%	1.35%	18.22%
	2011	19	29.28	569	0.36%	1.35%	(19.34)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)
	2015	15	$27.64	$426	0.75%	1.45%	(12.00)%
	2014	21	31.41	668	0.33%	1.45%	(5.94)%
	2013	29	33.40	978	0.96%	1.45%	(2.53)%
	2012	42	34.26	1,431	0.00%	1.45%	18.10%
	2011	39	29.01	1,126	0.34%	1.45%	(19.42)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)
	2015	7	23.59	168	0.74%	1.67%	(12.20)%
	2014	10	26.86	271	0.30%	1.67%	(6.15)%
	2013	9	28.62	267	1.09%	1.67%	(2.75)%
	2012	11	29.43	328	0.00%	1.67%	17.83%
	2011	11	24.98	266	0.42%	1.67%	(19.60)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)
	2015	4	8.00	32	0.19%	1.15%	(11.73)%
	2014	*-	9.07	3	0.07%	1.15%	(5.65)%
	2013	1	9.61	14	0.00%	1.15%	(2.24)%
	2011	*-	8.30	*-	0.13%	1.15%	(19.17)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)
	2015	147	7.92	1,161	0.75%	1.55%	(12.09)%
	2014	165	9.01	1,485	0.27%	1.55%	(6.03)%
	2013	116	9.59	1,109	1.15%	1.55%	(2.63)%
	2012	89	9.85	880	0.00%	1.55%	17.97%
	2011	114	8.35	951	0.35%	1.55%	(19.50)%
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)
	2015	5	28.78	148	1.30%	1.67%	0.22%
	2014	7	28.71	195	1.24%	1.67%	27.27%
	2013	13	22.56	293	0.90%	1.67%	0.05%
	2012	16	22.55	371	0.58%	1.67%	13.68%
	2011	19	19.84	380	0.56%	1.67%	3.90%
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)
	2015	5	16.02	78	1.03%	1.15%	0.75%
	2014	7	15.90	110	1.39%	1.15%	27.94%
	2013	2	12.43	31	0.00%	1.15%	0.58%
	2011	*-	10.81	*-	0.23%	1.15%	4.45%
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)
	2015	28	15.01	421	1.13%	1.60%	0.29%
	2014	30	14.96	450	1.23%	1.60%	27.36%
	2013	33	11.75	387	0.75%	1.60%	0.13%
	2012	25	11.73	296	0.62%	1.60%	13.76%
	2011	24	10.31	250	0.46%	1.60%	3.98%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)
	2015	16	12.04	195	1.20%	1.00%	0.90%
	2014	23	11.94	275	1.35%	1.00%	28.13%
	2013	24	9.31	219	0.92%	1.00%	0.74%
	2012	28	9.25	260	0.56%	1.00%	14.46%
	2011	48	8.08	387	0.53%	1.00%	4.61%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)
	2015	31	$11.89	$374	1.19%	1.15%	0.75%
	2014	34	11.80	397	1.22%	1.15%	27.94%
	2013	36	9.22	329	0.77%	1.15%	0.58%
	2012	33	9.17	307	0.59%	1.15%	14.29%
	2011	36	8.02	288	0.58%	1.15%	4.45%
Morgan Stanley UIF U.S. Real Estate (Grandmaster)
	2015	6	34.32	197	1.19%	1.35%	0.55%
	2014	10	34.13	341	1.13%	1.35%	27.68%
	2013	7	26.73	183	0.81%	1.35%	0.38%
	2012	12	26.63	320	0.67%	1.35%	14.05%
	2011	10	23.35	228	0.51%	1.35%	4.24%
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)
	2015	11	11.47	132	1.20%	1.55%	0.34%
	2014	19	11.44	213	1.18%	1.55%	27.42%
	2013	24	8.97	215	0.72%	1.55%	0.18%
	2012	28	8.96	249	0.58%	1.55%	13.82%
	2011	17	7.87	131	0.62%	1.55%	4.03%
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)
	2015	*-	28.25	6	1.55%	0.60%	1.31%
	2014	4	27.88	104	1.17%	0.60%	28.65%
	2013	11	21.67	242	0.81%	0.60%	1.14%
	2012	13	21.43	285	0.61%	0.60%	14.92%
	2011	14	18.64	252	0.59%	0.60%	5.03%
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)
	2015	6	33.87	192	1.19%	1.45%	0.45%
	2014	7	33.72	229	1.18%	1.45%	27.55%
	2013	9	26.44	230	0.94%	1.45%	0.28%
	2012	10	26.36	253	0.59%	1.45%	13.94%
	2011	12	23.14	269	0.60%	1.45%	4.13%
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)
	2015	39	11.58	449	1.06%	1.45%	0.45%
	2014	59	11.52	681	1.20%	1.45%	27.55%
	2013	83	9.04	751	0.67%	1.45%	0.28%
	2012	107	9.01	966	0.69%	1.45%	13.94%
	2011	121	7.91	957	0.55%	1.45%	4.13%
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)
	2015	197	12.27	2,421	1.19%	1.55%	0.34%
	2014	170	12.22	2,080	1.04%	1.55%	27.42%
	2013	124	9.59	1,185	0.82%	1.55%	0.18%
	2012	104	9.58	994	0.60%	1.55%	13.82%
	2011	120	8.41	1,006	0.53%	1.55%	4.03%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)
	2015	9	13.85	122	(0.00)%	1.60%	4.91%
	2014	10	13.20	130	0.00%	1.60%	6.82%
	2013	10	12.36	120	2.83%	1.60%	31.26%
	2012	8	9.42	75	0.67%	1.60%	11.74%
	2011	8	8.43	64	0.71%	1.60%	(15.74)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
BlackRock Capital Appreciation VI (AnnuiChoice II)
	2015	49	$14.15	$691	0.00%	1.15%	5.39%
	2014	46	13.42	623	(0.00)%	1.15%	7.31%
	2013	50	12.51	622	3.38%	1.15%	31.86%
	2012	24	9.49	223	1.04%	1.15%	12.26%
	2011	5	8.45	44	0.53%	1.15%	(15.49)%
BlackRock Capital Appreciation VI (Annuichoice)
	2015	5	14.25	64	0.00%	1.00%	5.54%
	2014	4	13.50	49	0.00%	1.00%	7.47%
	2013	4	12.56	49	4.45%	1.00%	32.06%
	2012	*-	9.51	1	1.24%	1.00%	12.43%
BlackRock Capital Appreciation VI (Grandmaster flex3)
	2015	2	13.88	29	0.00%	1.55%	4.96%
	2014	2	13.23	28	0.00%	1.55%	32.26%
BlackRock Capital Appreciation VI Class III (Grandmaster)
	2015	11	14.01	157	(0.00)%	1.35%	5.17%
	2014	6	13.32	79	(0.00)%	1.35%	7.09%
	2013	2	12.44	29	3.16%	1.35%	31.60%
	2012	1	9.46	13	1.25%	1.35%	12.03%
BlackRock Capital Appreciation VI Class III (Pinnacle)
	2015	3	14.01	41	0.00%	1.35%	5.17%
	2014	3	13.32	46	0.00%	1.35%	7.09%
	2013	3	12.44	41	2.98%	1.35%	31.60%
	2012	2	9.46	22	1.08%	1.35%	12.03%
	2011	*-	8.44	3	0.55%	1.35%	(15.60)%
BlackRock Capital Appreciation VI Class III (Pinnacle IV)
	2015	7	13.95	95	0.00%	1.45%	5.07%
	2014	7	13.28	99	(0.00)%	1.45%	6.98%
	2013	2	12.41	20	1.50%	1.45%	31.46%
	2012	4	9.44	40	0.56%	1.45%	11.92%
	2011	6	8.43	49	0.53%	1.45%	(15.66)%
BlackRock Capital Appreciation VI Class III (Pinnacle V)
	2015	177	13.88	2,453	0.00%	1.55%	4.96%
	2014	145	13.23	1,920	0.00%	1.55%	6.87%
	2013	121	12.38	1,491	3.13%	1.55%	31.33%
	2012	73	9.42	692	1.06%	1.55%	11.80%
	2011	14	8.43	117	0.52%	1.55%	(15.72)%
BlackRock Global Allocation VI (Advantedge)
	2015	21	10.62	227	0.88%	1.60%	(2.58)%
	2014	32	10.90	351	2.24%	1.60%	0.30%
	2013	32	10.87	351	3.40%	1.60%	12.59%
	2012	12	9.65	116	2.17%	1.60%	8.20%
	2011	5	8.92	41	4.71%	1.60%	(10.77)%
BlackRock Global Allocation VI (AnnuiChoice II)
	2015	79	10.85	855	1.07%	1.15%	(2.14)%
	2014	72	11.09	798	2.23%	1.15%	0.76%
	2013	73	11.00	808	2.43%	1.15%	13.10%
	2012	73	9.73	707	1.61%	1.15%	8.70%
	2011	64	8.95	576	4.71%	1.15%	(10.50)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI (Annuichoice)
	2015	16	$10.93	$171	1.34%	1.00%	(1.99)%
	2014	7	11.15	81	1.87%	1.00%	0.91%
	2013	22	11.05	238	2.54%	1.00%	13.27%
	2012	19	9.75	188	2.92%	1.00%	8.86%
	2011	*-	8.96	*-	0.00%	1.00%	(10.41)%
BlackRock Global Allocation VI (Grandmaster flex3)
	2015	16	10.65	166	1.06%	1.55%	(2.53)%
	2014	15	10.92	165	3.19%	1.55%	0.35%
	2013	11	10.88	118	3.04%	1.55%	12.64%
	2012	6	9.66	58	1.53%	1.55%	8.26%
	2011	6	8.93	53	4.74%	1.55%	(10.74)%
BlackRock Global Allocation VI (Grandmaster)
	2015	6	10.75	67	1.47%	1.35%	(2.34)%
	2014	3	11.00	30	2.28%	1.35%	0.56%
	2013	3	10.94	27	2.67%	1.35%	12.87%
	2012	2	9.70	19	1.52%	1.35%	8.48%
	2011	2	8.94	18	4.70%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle)
	2015	9	10.75	91	0.82%	1.35%	(2.34)%
	2014	24	11.00	267	2.20%	1.35%	0.56%
	2013	25	10.94	272	2.49%	1.35%	12.87%
	2012	23	9.70	226	1.56%	1.35%	8.48%
	2011	22	8.94	198	4.71%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle IV)
	2015	29	10.70	313	1.08%	1.45%	(2.44)%
	2014	27	10.96	300	4.14%	1.45%	0.46%
	2013	2	10.91	25	2.92%	1.45%	12.76%
	2012	1	9.68	14	0.43%	1.45%	8.37%
	2011	9	8.93	81	4.74%	1.45%	(10.68)%
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)
	2015	1	10.85	15	0.99%	1.10%	(2.09)%
	2014	2	11.08	23	2.25%	1.10%	0.81%
	2013	2	11.00	23	2.41%	1.10%	13.16%
	2012	2	9.72	20	2.93%	1.10%	1.43%
BlackRock Global Allocation VI Class III (Pinnacle V)
	2015	34	10.65	361	1.00%	1.55%	(2.53)%
	2014	37	10.92	401	2.28%	1.55%	0.35%
	2013	23	10.88	253	2.38%	1.55%	12.64%
	2012	24	9.66	230	2.15%	1.55%	8.26%
	2011	9	8.93	83	4.74%	1.55%	(10.74)%
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)
	2015	40	9.86	394	1.27%	1.15%	(7.54)%
	2014	37	10.67	391	0.86%	1.15%	1.57%
	2013	5	10.50	54	1.21%	1.15%	5.01%
TOPS Managed Risk Moderate Growth ETF (Pinnacle V)
	2015	2	9.78	16	1.24%	1.55%	(7.82)%
	2014	2	10.61	19	2.53%	1.55%	6.12%
TOPS Managed Risk Moderate Growth ETF (Annuichoice)
	2015	1	9.90	6	1.23%	1.00%	(7.40)%
	2014	1	10.69	7	1.24%	1.00%	6.93%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
TOPS Managed Risk Moderate Growth ETF (Advantedge)
	2015	16	$9.74	$160	1.38%	1.60%	(7.96)%
	2014	7	10.59	78	1.62%	1.60%	1.11%
	2013	2	10.47	17	0.66%	1.60%	4.69%
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)
	2015	161	9.76	1,569	1.43%	1.45%	(7.91)%
	2014	87	10.59	923	2.24%	1.45%	5.94%
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV)
	2015	*-	9.32	*-	0.95%	1.45%	(6.83)%
American Funds Capital Income Builder (Pinnacle V)
	2015	7	9.31	61	1.88%	1.55%	(6.90)%
American Funds Capital Income Builder (AnnuiChoice II)
	2015	1	9.34	6	1.62%	1.15%	(6.64)%
American Funds Global Growth (AdvantEdge)
	2015	13	11.04	144	2.00%	1.60%	4.98%
American Funds Global Growth (AnnuiChoice)
	2015	29	11.18	326	2.78%	1.00%	5.62%
American Funds Global Growth (AnnuiChoice II)
	2015	13	11.14	150	1.83%	1.15%	5.46%
	2014	2	10.57	23	1.80%	1.15%	5.66%
American Funds Global Growth (GrandMaster)
	2015	92	11.10	1,019	4.51%	1.35%	5.25%
	2014	*-	10.54	1	1.50%	1.35%	5.43%
American Funds Global Growth (GrandMaster flex3)
	2015	13	11.05	141	1.57%	1.55%	5.04%
American Funds Global Growth (Pinnacle)
	2015	4	11.10	40	1.39%	1.35%	5.25%
	2014	1	10.54	8	2.07%	1.35%	5.43%
American Funds Global Growth (Pinnacle IV)
	2015	226	11.07	2,504	4.58%	1.45%	5.14%
	2014	2	10.53	20	2.23%	1.45%	5.32%
American Funds Global Growth (Pinnacle V)
	2015	590	11.05	6,521	4.11%	1.55%	5.04%
	2014	7	10.52	79	2.08%	1.55%	5.21%
American Funds Growth (AdvantEdge)
	2015	4	11.65	43	2.01%	1.60%	4.88%
	2014	1	11.11	12	1.49%	1.60%	11.08%
American Funds Growth (AnnuiChoice)
	2015	2	11.80	18	0.97%	1.00%	5.52%
American Funds Growth (AnnuiChoice II)
	2015	9	11.76	111	0.85%	1.00%	5.36%
	2014	4	11.16	43	2.72%	1.00%	11.62%
American Funds Growth (GrandMaster)
	2015	2	11.71	27	1.36%	1.35%	5.15%
	2014	1	11.14	12	1.53%	1.35%	11.38%
American Funds Growth (GrandMaster flex3)
	2015	1	11.66	11	0.80%	1.55%	4.93%
	2014	1	11.11	11	1.30%	1.55%	11.14%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 4 (continued):
American Funds Growth (Pinnacle)
	2015	3	$11.71	$32	1.04%	1.35%	5.15%
	2014	1	11.14	11	1.75%	1.35%	11.38%
American Funds Growth (Pinnacle IV)
	2015	7	11.69	87	1.27%	1.45%	5.04%
	2014	3	11.13	33	3.81%	1.45%	11.26%
American Funds Growth (Pinnacle V)
	2015	61	11.66	708	0.76%	1.55%	4.93%
	2014	44	11.11	491	2.65%	1.55%	11.14%
American Funds Growth-Income (AdvantEdge)
	2015	17	11.29	193	2.42%	1.60%	(0.41)%
	2014	5	11.33	62	1.50%	1.60%	13.35%
American Funds Growth-Income (AnnuiChoice)
	2015	41	11.43	470	6.14%	1.00%	0.20%
	2014	1	11.41	10	2.56%	1.00%	14.07%
American Funds Growth-Income (AnnuiChoice II)
	2015	11	11.39	129	2.40%	1.00%	0.05%
	2014	2	11.39	24	2.08%	1.00%	13.89%
American Funds Growth-Income (GrandMaster)
	2015	107	11.35	1,212	5.50%	1.35%	(0.15)%
	2014	6	11.37	71	3.56%	1.35%	13.65%
American Funds Growth-Income (GrandMaster flex3)
	2015	13	11.30	149	2.30%	1.55%	(0.36)%
	2014	3	11.34	29	6.49%	1.55%	13.41%
American Funds Growth-Income (Pinnacle)
	2015	*-	11.35	3	0.53%	1.35%	(0.15)%
	2014	2	11.37	22	1.97%	1.35%	13.65%
American Funds Growth-Income (Pinnacle IV)
	2015	280	11.32	3,167	5.82%	1.45%	(0.26)%
	2014	5	11.35	54	3.63%	1.45%	13.53%
American Funds Growth-Income (Pinnacle V)
	2015	713	11.30	8,058	4.27%	1.55%	(0.36)%
	2014	76	11.34	860	2.11%	1.55%	13.41%
American Funds New World (AdvantEdge)
	2015	4	8.86	35	0.68%	1.60%	(4.92)%
	2014	2	9.32	16	1.39%	1.60%	(6.79)%
American Funds New World (AnnuiChoice)
	2015	1	8.97	5	0.55%	1.00%	(4.34)%
	2014	1	9.38	5	1.44%	1.00%	(6.19)%
American Funds New World (AnnuiChoice II)
	2015	1	8.95	13	0.60%	1.00%	(4.48)%
	2014	1	9.37	5	1.44%	1.00%	(6.34)%
American Funds New World (GrandMaster)
	2015	4	8.91	31	0.36%	1.35%	(4.68)%
American Funds New World (GrandMaster flex3)
	2015	3	8.87	29	0.54%	1.55%	(4.87)%
	2014	1	9.33	12	1.51%	1.55%	(6.74)%
American Funds New World (Pinnacle)
	2015	3	8.91	24	0.58%	1.35%	(4.68)%
American Funds New World (Pinnacle IV)
	2015	5	8.89	42	0.58%	1.55%	(4.77)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 4 (continued):
American Funds New World (Pinnacle V)
	2015	8	$8.87	$71	0.60%	1.55%	(4.87)%
	2014	4	9.33	37	2.07%	1.55%	(6.74)%
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)
	2015	20	22.75	448	1.02%	1.35%	(5.88)%
	2014	23	24.18	548	0.95%	1.35%	3.33%
	2013	25	23.40	581	2.02%	1.35%	36.77%
	2012	33	17.11	569	0.95%	1.35%	14.68%
	2011	40	14.92	593	0.99%	1.35%	(5.70)%
Deutsche Small Cap Index VIP (Pinnacle IV)
	2015	1	21.87	23	0.97%	1.45%	(5.98)%
	2014	1	23.27	34	0.96%	1.45%	3.22%
	2013	1	22.54	34	2.48%	1.45%	36.63%
	2012	3	16.50	52	1.11%	1.45%	14.56%
	2011	6	14.40	84	0.87%	1.45%	(5.80)%
Non-Affiliated Class B:
Deutsche Small Cap Index (AnnuiChoice II)
	2015	8	15.28	116	0.80%	1.15%	(5.95)%
	2014	13	16.25	204	0.71%	1.15%	3.27%
	2013	13	15.73	203	1.42%	1.15%	36.72%
	2012	12	11.51	137	0.65%	1.15%	14.54%
	2011	13	10.05	127	0.76%	1.15%	(5.67)%
Deutsche Small Cap Index (AnnuiChoice)
	2015	5	21.97	99	1.00%	1.00%	(5.81)%
	2014	13	23.32	292	0.74%	1.00%	3.43%
	2013	14	22.55	314	1.51%	1.00%	36.93%
	2012	14	16.47	234	0.65%	1.00%	14.71%
	2011	16	14.36	229	0.64%	1.00%	(5.53)%
Deutsche Small Cap Index (GrandMaster flex3)
	2015	3	20.21	51	0.74%	1.55%	(6.33)%
	2014	2	21.57	51	0.71%	1.55%	2.86%
	2013	7	20.97	142	0.68%	1.55%	36.17%
	2012	4	15.40	64	0.53%	1.55%	14.07%
	2011	6	13.50	86	0.67%	1.55%	(6.05)%
Deutsche Small Cap Index (Grandmaster)
	2015	6	18.89	118	0.82%	1.35%	(6.14)%
	2014	7	20.12	145	0.76%	1.35%	3.07%
	2013	12	19.53	231	1.36%	1.35%	36.44%
	2012	8	14.31	121	0.62%	1.35%	14.31%
	2011	8	12.52	99	0.63%	1.35%	(5.86)%
Deutsche Small Cap Index (IQ3)
	2015	5	20.48	102	0.78%	1.45%	(6.23)%
	2014	6	21.84	141	0.80%	1.45%	2.96%
	2013	7	21.21	159	1.89%	1.45%	36.30%
	2012	15	15.56	229	0.71%	1.45%	14.19%
	2011	20	13.63	271	0.63%	1.45%	(5.96)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)
	2015	1	$15.98	$9	0.51%	1.15%	(5.95)%
	2014	2	16.99	26	0.66%	1.15%	3.27%
	2013	1	16.45	22	0.00%	1.15%	36.72%
Deutsche Small Cap Index (Pinnacle Plus)
	2015	3	21.03	53	0.81%	1.67%	(6.44)%
	2014	2	22.48	48	0.74%	1.67%	2.73%
	2013	2	21.88	52	1.84%	1.67%	36.00%
	2012	4	16.09	62	0.64%	1.67%	13.94%
	2011	5	14.12	68	0.52%	1.67%	(6.17)%
Deutsche Small Cap Index VIP (Pinnacle IV)
	2015	13	20.48	257	0.77%	1.45%	(6.23)%
	2014	14	21.84	308	0.74%	1.45%	2.96%
	2013	17	21.21	369	1.49%	1.45%	36.30%
	2012	20	15.56	308	0.68%	1.45%	14.19%
	2011	23	13.63	309	0.64%	1.45%	(5.96)%
Deutsche Small Cap Index VIP (Pinnacle V)
	2015	25	12.98	328	0.82%	1.55%	(6.33)%
	2014	29	13.86	401	0.70%	1.55%	2.86%
	2013	32	13.48	434	1.35%	1.55%	36.17%
	2012	29	9.90	288	0.60%	1.55%	14.07%
	2011	47	8.68	408	0.59%	1.55%	(6.05)%
Advisor Class:
Pimco VIT All Asset (AdvantEdge)
	2015	6	10.86	66	2.47%	1.60%	(10.64)%
	2014	12	12.15	150	4.79%	1.60%	(1.15)%
	2013	14	12.29	174	4.71%	1.60%	(1.49)%
	2012	14	12.48	168	5.82%	1.60%	12.96%
	2011	11	11.04	118	7.84%	1.60%	0.30%
Pimco VIT All Asset (IQ Annuity)
	2015	25	10.89	268	3.11%	1.45%	(10.50)%
	2014	28	12.17	338	5.13%	1.45%	(1.00)%
	2013	26	12.29	321	4.56%	1.45%	(1.34)%
	2012	26	12.46	328	5.33%	1.45%	13.14%
	2011	17	11.01	192	8.19%	1.45%	0.45%
Pimco VIT All Asset (Pinnacle)
	2015	11	10.97	123	2.32%	1.35%	(10.41)%
	2014	22	12.25	269	4.92%	1.35%	(0.90)%
	2013	28	12.36	344	4.27%	1.35%	(1.24)%
	2012	39	12.52	491	5.34%	1.35%	13.25%
	2011	27	11.05	298	7.83%	1.35%	0.55%
Pimco VIT All Asset (Pinnacle II Reduced M&E)
	2015	1	11.08	13	3.06%	1.10%	(10.19)%
	2014	2	12.34	22	5.09%	1.10%	(0.65)%
	2013	2	12.42	22	4.47%	1.10%	(0.99)%
	2012	2	12.54	22	9.24%	1.10%	7.84%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class: (continued):
Pimco VIT All Asset (AnnuiChoice II)
	2015	12	$11.24	$137	3.04%	1.15%	(10.23)%
	2014	15	12.52	183	4.77%	1.15%	(0.70)%
	2013	22	12.61	282	4.48%	1.15%	(1.04)%
	2012	22	12.74	280	4.95%	1.15%	13.48%
	2011	21	11.23	237	8.02%	1.15%	0.76%
Pimco VIT All Asset (AnnuiChoice)
	2015	4	11.28	42	2.30%	1.00%	(10.10)%
	2014	14	12.54	177	4.69%	1.00%	(0.55)%
	2013	28	12.61	354	5.04%	1.00%	(0.89)%
	2012	22	12.72	277	4.88%	1.00%	13.65%
	2011	26	11.20	296	10.41%	1.00%	0.91%
Pimco VIT All Asset (GrandMaster flex3)
	2015	9	10.80	102	2.68%	1.55%	(10.59)%
	2014	19	12.08	227	4.20%	1.55%	(1.10)%
	2013	32	12.22	434	4.26%	1.55%	(1.44)%
	2012	30	12.40	376	4.67%	1.55%	13.02%
	2011	36	10.97	390	8.69%	1.55%	0.35%
Pimco VIT All Asset (Grandmaster)
	2015	10	10.97	105	1.67%	1.35%	(10.41)%
	2014	33	12.25	401	5.02%	1.35%	(0.90)%
	2013	35	12.36	387	3.83%	1.35%	(1.24)%
	2012	55	12.52	693	5.35%	1.35%	13.25%
	2011	36	11.05	399	7.92%	1.35%	0.55%
Pimco VIT All Asset (Pinnacle IV)
	2015	12	10.98	132	2.45%	1.45%	(10.50)%
	2014	30	12.26	363	4.47%	1.45%	(1.00)%
	2013	42	12.39	520	4.57%	1.45%	(1.34)%
	2012	37	12.56	465	4.54%	1.45%	13.14%
	2011	42	11.10	470	8.20%	1.45%	0.45%
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)
	2015	1	10.02	11	1.70%	1.15%	(10.23)%
Pimco VIT All Asset (Pinnacle V)
	2015	15	10.89	162	2.19%	1.55%	(10.59)%
	2014	34	12.18	419	5.10%	1.55%	(1.10)%
	2013	34	12.31	413	4.57%	1.55%	(1.44)%
	2012	29	12.49	366	5.21%	1.55%	13.02%
	2011	24	11.06	268	8.41%	1.55%	0.35%
Pimco VIT Commodity Real Return (Pinnacle)
	2015	3	3.82	11	5.57%	1.35%	(26.67)%
	2014	4	5.21	23	0.24%	1.35%	(19.72)%
	2013	9	6.49	61	2.07%	1.35%	(15.87)%
	2012	14	7.71	109	2.57%	1.35%	3.70%
	2011	21	7.44	160	16.48%	1.35%	(8.79)%
Pimco VIT Commodity Real Return (Pinnacle IV)
	2015	14	3.82	55	6.10%	1.45%	(26.74)%
	2014	37	5.21	190	0.25%	1.45%	(19.80)%
	2013	51	6.50	333	1.75%	1.45%	(15.95)%
	2012	69	7.73	535	2.15%	1.45%	3.59%
	2011	109	7.47	816	15.35%	1.45%	(8.88)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)
	2015	*-	$3.86	$2	4.53%	1.10%	(26.48)%
	2014	1	5.25	3	0.26%	1.10%	(19.52)%
	2013	1	6.52	4	1.66%	1.10%	(15.65)%
	2012	1	7.73	5	4.98%	1.10%	(1.06)%
Pimco VIT Commodity Real Return (Pinnacle V)
	2015	254	3.79	963	3.80%	1.55%	(26.82)%
	2014	167	5.18	864	0.27%	1.55%	(19.88)%
	2013	145	6.46	938	1.64%	1.55%	(16.04)%
	2012	134	7.70	1,027	2.32%	1.55%	3.49%
	2011	182	7.44	1,353	14.58%	1.55%	(8.97)%
Pimco VIT Commodity Real Return Strategy (AdvantEdge)
	2015	75	3.78	282	4.38%	1.60%	(26.85)%
	2014	64	5.16	328	0.26%	1.60%	(19.92)%
	2013	61	6.45	395	1.72%	1.60%	(16.08)%
	2012	60	7.68	459	2.43%	1.60%	3.43%
	2011	68	7.43	505	14.88%	1.60%	(9.02)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)
	2015	51	3.91	198	4.32%	1.15%	(26.52)%
	2014	44	5.32	232	0.26%	1.15%	(19.56)%
	2013	43	6.62	282	1.48%	1.15%	(15.70)%
	2012	39	7.85	307	2.68%	1.15%	3.91%
	2011	38	7.55	285	16.76%	1.15%	(8.60)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)
	2015	7	3.93	27	4.48%	1.00%	(26.41)%
	2014	7	5.34	37	0.26%	1.00%	(19.43)%
	2013	8	6.62	50	1.91%	1.00%	(15.57)%
	2012	13	7.84	103	2.53%	1.00%	4.07%
	2011	24	7.54	178	14.83%	1.00%	(8.47)%
Pimco VIT Commodity Real Return Strategy (Grandmaster)
	2015	7	3.82	26	4.26%	1.35%	(26.67)%
	2014	6	5.21	29	0.26%	1.35%	(19.72)%
	2013	7	6.49	47	1.31%	1.35%	(15.87)%
	2012	10	7.71	78	2.63%	1.35%	3.70%
	2011	16	7.44	119	14.71%	1.35%	(8.79)%
Pimco VIT Commodity Real Return Strategy (IQ Annuity)
	2015	13	3.79	51	4.47%	1.45%	(26.74)%
	2014	58	5.18	302	0.26%	1.45%	(19.80)%
	2013	68	6.45	442	2.43%	1.45%	(15.95)%
	2012	30	7.68	231	1.98%	1.45%	3.59%
	2011	104	7.41	769	14.62%	1.45%	(8.88)%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)
	2015	9	3.76	36	4.67%	1.55%	(26.82)%
	2014	10	5.14	52	0.21%	1.55%	(19.88)%
	2013	30	6.42	192	1.79%	1.55%	(16.04)%
	2012	37	7.64	284	2.57%	1.55%	3.49%
	2011	50	7.38	368	14.97%	1.55%	(8.97)%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)
	2015	1	5.10	5	3.41%	1.15%	(26.52)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)
	2015	3	$3.73	$12	4.46%	1.67%	(26.90)%
	2014	5	5.10	25	0.27%	1.67%	(19.98)%
	2013	4	6.37	27	1.95%	1.67%	(16.14)%
	2012	14	7.60	106	2.75%	1.67%	3.36%
	2011	10	7.35	76	16.18%	1.67%	(9.08)%
Pimco VIT Long Term Government (IQ Annuity)
	2015	*-	10.04	1	1.37%	1.45%	(2.80)%
Pimco VIT Long Term Government (Pinnacle)
	2015	3	10.04	27	1.83%	1.35%	(2.80)%
	2013	9	8.45	74	9.97%	1.35%	(15.48)%
Pimco VIT Long Term Government (Pinnacle V)
	2015	1	10.01	7	1.92%	1.55%	(2.90)%
Pimco VIT Long Term Government (Pinnacle IV)
	2015	20	9.99	197	2.00%	1.45%	(3.00)%
	2014	1	10.30	13	2.22%	1.45%	2.95%
Pimco VIT Long Term Government (Annuichoice)
	2015	3	10.14	27	1.95%	1.00%	(2.46)%
	2014	4	10.39	42	2.09%	1.00%	3.91%
Pimco VIT Long Term Government (AnnuiChoice II)
	2015	3	10.10	30	2.13%	1.15%	(2.60)%
	2014	*-	10.37	2	2.18%	1.15%	22.47%
	2013	*-	8.46	2	9.64%	1.15%	(15.36)%
Pimco VIT Low Duration (AnnuiChoice II)
	2015	137	11.44	1,569	3.38%	1.15%	(0.93)%
	2014	168	11.55	1,939	1.04%	1.15%	(0.41)%
	2013	112	11.60	1,304	1.38%	1.15%	(1.38)%
	2012	204	11.76	2,401	1.21%	1.15%	4.52%
	2011	94	11.25	1,052	1.91%	1.15%	(0.15)%
Pimco VIT Low Duration (GrandMaster flex3)
	2015	450	11.13	5,010	2.97%	1.55%	(1.33)%
	2014	953	11.28	10,741	1.11%	1.55%	(0.81)%
	2013	28	11.37	322	6.63%	1.55%	(1.78)%
	2012	24	11.57	273	8.13%	1.55%	4.10%
	2011	27	11.12	297	20.34%	1.55%	(0.55)%
Pimco VIT Low Duration (Grandmaster)
	2015	55	11.30	619	3.41%	1.35%	(1.13)%
	2014	90	11.43	1,033	1.05%	1.35%	(0.61)%
	2013	40	11.50	460	1.50%	1.35%	(1.58)%
	2012	24	11.68	277	2.65%	1.35%	4.31%
	2011	12	11.20	137	4.12%	1.35%	(0.35)%
Pimco VIT Low Duration (IQ Annuity)
	2015	74	11.21	831	3.31%	1.45%	(1.23)%
	2014	98	11.35	1,108	1.09%	1.45%	(0.71)%
	2013	24	11.43	275	1.81%	1.45%	(1.68)%
	2012	42	11.63	492	2.13%	1.45%	4.21%
	2011	86	11.16	964	2.35%	1.45%	(0.45)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Low Duration (Pinnacle)
	2015	195	$11.30	$2,199	3.59%	1.35%	(1.13)%
	2014	411	11.43	4,697	1.11%	1.35%	(0.61)%
	2013	21	11.50	245	3.66%	1.35%	(1.58)%
	2012	27	11.68	314	4.54%	1.35%	4.31%
	2011	23	11.20	261	10.71%	1.35%	(0.35)%
Pimco VIT Low Duration (Pinnacle IV)
	2015	18	11.17	200	3.61%	1.45%	(1.23)%
	2014	33	11.31	379	1.04%	1.45%	(0.71)%
	2013	14	11.39	156	1.80%	1.45%	(1.68)%
	2012	12	11.59	144	1.92%	1.45%	4.21%
	2011	17	11.12	186	2.86%	1.45%	(0.45)%
Pimco VIT Low Duration (Pinnacle II Reduced M&E)
	2015	17	11.41	192	2.33%	1.10%	(0.88)%
	2014	35	11.51	405	1.12%	1.10%	(1.68)%
Pimco VIT Low Duration (AdvantEdge)
	2015	7	11.05	73	3.02%	1.60%	(1.38)%
	2014	8	11.21	87	1.06%	1.60%	(0.86)%
	2013	4	11.30	47	1.23%	1.60%	(1.83)%
	2012	8	11.52	92	1.82%	1.60%	4.05%
	2011	5	11.07	51	1.49%	1.60%	(0.60)%
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)
	2015	4	10.08	37	4.50%	1.15%	(0.93)%
	2014	1	10.17	12	1.31%	1.15%	(0.41)%
	2013	*-	10.21	2	0.10%	1.15%	(1.38)%
Pimco VIT Low Duration (Pinnacle Plus)
	2015	4	11.02	40	3.14%	1.67%	(1.45)%
	2014	4	11.18	46	1.02%	1.67%	(0.93)%
	2013	6	11.29	65	1.50%	1.67%	(1.90)%
	2012	10	11.51	113	1.65%	1.67%	3.97%
	2011	16	11.07	182	1.58%	1.67%	(0.67)%
Pimco VIT Low Duration (Pinnacle V)
	2015	88	11.09	975	4.15%	1.55%	(1.33)%
	2014	43	11.23	486	1.03%	1.55%	(0.81)%
	2013	48	11.33	544	1.32%	1.55%	(1.78)%
	2012	35	11.53	404	1.49%	1.55%	4.10%
	2011	26	11.08	290	2.03%	1.55%	(0.55)%
Pimco VIT Real Return (Pinnacle IV)
	2015	12	11.30	131	3.84%	1.45%	(4.21)%
	2014	13	11.79	150	1.40%	1.45%	1.50%
	2013	22	11.62	253	1.29%	1.45%	(10.62)%
	2012	45	13.00	587	0.96%	1.45%	7.06%
	2011	59	12.14	722	1.93%	1.45%	9.95%
Pimco VIT Real Return (AdvantEdge)
	2015	4	11.17	49	3.11%	1.60%	(4.36)%
	2014	6	11.68	73	1.29%	1.60%	1.34%
	2013	7	11.53	84	1.24%	1.60%	(10.76)%
	2012	16	12.92	202	1.10%	1.60%	6.90%
	2011	14	12.08	170	1.42%	1.60%	9.78%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Real Return (AnnuiChoice II)
	2015	22	$11.57	$258	3.35%	1.15%	(3.92)%
	2014	30	12.04	359	1.27%	1.15%	1.81%
	2013	42	11.83	502	1.73%	1.15%	(10.35)%
	2012	53	13.19	703	1.07%	1.15%	7.39%
	2011	38	12.29	469	1.64%	1.15%	10.28%
Pimco VIT Real Return (AnnuiChoice)
	2015	11	11.71	124	3.69%	1.00%	(3.77)%
	2014	13	12.17	157	1.39%	1.00%	1.96%
	2013	16	11.94	197	0.97%	1.00%	(10.21)%
	2012	49	13.30	657	0.99%	1.00%	7.55%
	2011	45	12.36	559	2.01%	1.00%	10.45%
Pimco VIT Real Return (GrandMaster flex3)
	2015	4	11.22	49	3.13%	1.55%	(4.31)%
	2014	5	11.73	64	1.53%	1.55%	1.39%
	2013	16	11.57	182	1.61%	1.55%	(10.71)%
	2012	23	12.96	294	0.99%	1.55%	6.95%
	2011	25	12.11	304	1.90%	1.55%	9.83%
Pimco VIT Real Return (Grandmaster)
	2015	6	11.40	74	3.46%	1.35%	(4.11)%
	2014	8	11.89	98	1.31%	1.35%	1.60%
	2013	8	11.70	97	0.67%	1.35%	(10.53)%
	2012	43	13.08	568	1.12%	1.35%	7.17%
	2011	22	12.20	265	1.68%	1.35%	10.06%
Pimco VIT Real Return (IQ Annuity)
	2015	10	11.31	108	3.34%	1.45%	(4.21)%
	2014	14	11.81	169	1.42%	1.45%	1.50%
	2013	22	11.63	261	1.50%	1.45%	(10.62)%
	2012	36	13.02	473	0.94%	1.45%	7.06%
	2011	40	12.16	492	1.76%	1.45%	9.94%
Pimco VIT Real Return (Pinnacle)
	2015	2	11.40	18	1.28%	1.35%	(4.11)%
	2014	15	11.89	173	1.32%	1.35%	1.60%
	2013	19	11.70	223	2.13%	1.35%	(10.53)%
	2012	17	13.08	216	1.04%	1.35%	7.17%
	2011	17	12.20	202	2.18%	1.35%	10.06%
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)
	2015	3	9.97	28	6.28%	1.15%	(3.92)%
	2014	1	10.37	13	1.40%	1.15%	1.81%
	2013	1	10.19	7	3.74%	1.15%	(10.35)%
Pimco VIT Real Return (Pinnacle Plus)
	2015	*-	11.12	6	1.14%	1.67%	(4.42)%
	2014	3	11.63	39	1.21%	1.67%	1.27%
	2013	7	11.49	79	1.37%	1.67%	(10.82)%
	2012	13	12.88	164	1.06%	1.67%	6.82%
	2011	12	12.06	147	1.97%	1.67%	9.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle V)
	2015	33	$11.21	$371	3.92%	1.55%	(4.31)%
	2014	43	11.71	507	1.26%	1.55%	1.39%
	2013	46	11.55	534	2.04%	1.55%	(10.71)%
	2012	42	12.94	550	0.97%	1.55%	6.95%
	2011	29	12.10	347	2.30%	1.55%	9.83%
Pimco VIT Total Return (Pinnacle V)
	2015	1,814	12.97	23,539	4.80%	1.55%	(1.19)%
	2014	1,823	13.13	23,938	2.19%	1.55%	2.56%
	2013	1,409	12.80	18,043	2.56%	1.55%	(3.58)%
	2012	1,129	13.28	14,991	2.42%	1.55%	7.79%
	2011	733	12.32	9,025	2.55%	1.55%	1.90%
Pimco VIT Total Return (AdvantEdge)
	2015	469	12.94	6,065	4.78%	1.60%	(1.24)%
	2014	517	13.10	6,765	2.11%	1.60%	2.51%
	2013	511	12.78	6,523	2.48%	1.60%	(3.62)%
	2012	538	13.26	7,128	2.50%	1.60%	7.73%
	2011	507	12.31	6,245	2.80%	1.60%	1.85%
Pimco VIT Total Return (AnnuiChoice II)
	2015	301	13.39	4,028	5.05%	1.15%	(0.79)%
	2014	253	13.50	3,421	2.12%	1.15%	2.98%
	2013	260	13.11	3,403	2.60%	1.15%	(3.18)%
	2012	204	13.54	2,761	2.60%	1.15%	8.23%
	2011	161	12.51	2,010	2.60%	1.15%	2.32%
Pimco VIT Total Return (AnnuiChoice)
	2015	43	13.36	580	4.09%	1.00%	(0.63)%
	2014	72	13.44	963	2.03%	1.00%	3.13%
	2013	86	13.03	1,119	2.29%	1.00%	(3.04)%
	2012	140	13.44	1,878	2.71%	1.00%	8.39%
	2011	107	12.40	1,322	2.94%	1.00%	2.47%
Pimco VIT Total Return (GrandMaster flex3)
	2015	33	12.80	425	4.14%	1.55%	(1.19)%
	2014	46	12.95	597	1.92%	1.55%	2.56%
	2013	74	12.63	935	1.99%	1.55%	(3.58)%
	2012	145	13.10	1,904	3.80%	1.55%	7.79%
	2011	71	12.15	862	4.20%	1.55%	1.90%
Pimco VIT Total Return (Grandmaster)
	2015	39	13.00	512	3.42%	1.35%	(0.99)%
	2014	143	13.13	1,882	2.12%	1.35%	2.77%
	2013	144	12.78	1,845	2.50%	1.35%	(3.38)%
	2012	194	13.22	2,569	2.50%	1.35%	8.01%
	2011	191	12.24	2,337	2.38%	1.35%	2.11%
Pimco VIT Total Return (IQ Annuity)
	2015	72	12.90	935	4.61%	1.45%	(1.09)%
	2014	68	13.04	893	2.10%	1.45%	2.66%
	2013	69	12.70	873	2.19%	1.45%	(3.48)%
	2012	103	13.16	1,360	3.12%	1.45%	7.90%
	2011	114	12.20	1,385	3.01%	1.45%	2.01%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Total Return (Pinnacle)
	2015	76	$13.00	$991	4.62%	1.35%	(0.99)%
	2014	83	13.13	1,092	2.08%	1.35%	2.77%
	2013	86	12.78	1,104	2.35%	1.35%	(3.38)%
	2012	140	13.22	1,853	2.49%	1.35%	8.01%
	2011	87	12.24	1,068	3.01%	1.35%	2.11%
Pimco VIT Total Return (Pinnacle IV)
	2015	49	13.08	637	3.21%	1.45%	(1.09)%
	2014	239	13.22	3,162	2.06%	1.45%	2.67%
	2013	283	12.88	3,651	2.42%	1.45%	(3.48)%
	2012	401	13.34	5,348	2.61%	1.45%	7.90%
	2011	410	12.37	5,067	2.45%	1.45%	2.01%
Pimco VIT Total Return (Pinnacle II Reduced M&E)
	2015	1	13.13	15	4.28%	1.10%	(0.74)%
	2014	2	13.22	22	2.11%	1.10%	3.03%
	2013	2	12.84	21	2.53%	1.10%	(3.14)%
	2012	2	13.25	22	4.09%	1.10%	6.16%
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)
	2015	8	10.73	83	5.40%	1.15%	(0.79)%
	2014	4	10.82	40	2.17%	1.15%	2.98%
	2013	2	10.50	16	1.83%	1.15%	(3.18)%
Pimco VIT Total Return (Pinnacle Plus)
	2015	35	12.68	449	4.30%	1.67%	(1.31)%
	2014	67	12.85	857	2.14%	1.67%	2.44%
	2013	66	12.54	825	2.18%	1.67%	(3.69)%
	2012	115	13.02	1,495	2.56%	1.67%	7.66%
	2011	113	12.10	1,371	2.77%	1.67%	1.78%
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)
	2015	2	7.35	15	1.58%	1.35%	(2.88)%
	2014	15	7.57	114	0.00%	1.35%	10.57%
	2013	12	6.85	83	0.00%	1.35%	1.21%
	2012	1	6.77	9	0.00%	1.35%	(12.41)%
	2011	1	7.72	5	0.00%	1.35%	(9.86)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)
	2015	1	7.30	9	2.22%	1.45%	(2.97)%
	2014	1	7.52	9	0.00%	1.45%	10.46%
	2013	2	6.81	14	0.00%	1.45%	1.10%
	2012	2	6.74	15	0.00%	1.45%	(12.50)%
	2011	3	7.70	25	0.00%	1.45%	(9.95)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)
	2015	52	7.25	377	2.61%	1.55%	(3.07)%
	2014	72	7.48	536	0.00%	1.55%	10.35%
	2013	35	6.78	238	0.00%	1.55%	1.00%
	2012	34	6.71	225	0.00%	1.55%	(12.59)%
	2011	30	7.68	231	0.00%	1.55%	(10.04)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)
	2015	30	$7.22	$214	2.47%	1.60%	(3.12)%
	2014	25	7.46	185	0.00%	1.60%	10.29%
	2013	24	6.76	165	0.00%	1.60%	0.95%
	2012	33	6.70	222	0.00%	1.60%	(12.63)%
	2011	29	7.67	225	0.00%	1.60%	(10.09)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)
	2015	10	7.46	74	2.27%	1.15%	(2.68)%
	2014	11	7.67	84	0.00%	1.15%	10.80%
	2013	9	6.92	64	0.00%	1.15%	1.41%
	2012	12	6.82	79	0.00%	1.15%	(12.23)%
	2011	11	7.77	87	0.00%	1.15%	(9.68)%
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)
	2015	7	7.25	51	3.01%	1.55%	(3.07)%
	2011	*-	7.68	2	0.00%	1.55%	(10.04)%
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)
	2015	3	7.30	24	2.10%	1.45%	(2.97)%
	2014	3	7.52	20	0.00%	1.45%	10.46%
	2013	3	6.81	18	0.00%	1.45%	1.10%
	2012	2	6.74	16	0.00%	1.45%	(12.50)%
	2011	3	7.70	20	0.00%	1.45%	(9.95)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)
	2015	1	7.19	9	2.29%	1.67%	(3.19)%
	2014	1	7.42	9	0.00%	1.67%	10.21%
	2013	1	6.73	9	0.00%	1.67%	0.88%
	2012	1	6.68	9	0.00%	1.67%	(12.69)%
	2011	1	7.65	5	0.00%	1.67%	(10.15)%
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)
	2015	10	8.82	92	0.59%	1.60%	0.22%
	2014	19	8.80	166	0.00%	1.60%	2.99%
	2013	24	8.54	208	0.00%	1.60%	0.03%
	2012	23	8.54	196	1.01%	1.60%	0.58%
	2011	3	8.49	27	0.00%	1.60%	1.73%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)
	2015	16	9.13	146	0.63%	1.15%	0.68%
	2014	15	9.07	134	0.00%	1.15%	3.46%
	2013	20	8.76	177	0.00%	1.15%	0.49%
	2012	32	8.72	276	0.89%	1.15%	1.04%
	2011	10	8.63	83	0.00%	1.15%	2.20%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)
	2015	2	9.11	15	0.67%	1.00%	0.83%
	2014	5	9.03	47	0.00%	1.00%	3.61%
	2013	6	8.72	48	0.00%	1.00%	0.64%
	2012	6	8.66	50	0.62%	1.00%	1.20%
	2011	5	8.56	43	0.00%	1.00%	2.35%
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)
	2015	1	8.73	6	0.65%	1.55%	0.27%
	2014	1	8.70	5	0.00%	1.55%	3.04%
	2013	1	8.45	5	0.00%	1.55%	0.08%
	2012	1	8.44	5	0.26%	1.55%	0.63%
	2011	2	8.39	18	0.00%	1.55%	1.78%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (Grandmaster)
	2015	6	$8.87	$53	0.65%	1.35%	0.47%
	2014	6	8.82	57	0.00%	1.35%	3.25%
	2013	6	8.55	55	0.00%	1.35%	0.28%
	2012	7	8.52	56	0.68%	1.35%	0.84%
	2011	5	8.45	39	0.00%	1.35%	1.99%
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)
	2015	5	8.80	41	0.64%	1.45%	0.37%
	2014	4	8.76	38	0.00%	1.45%	3.14%
	2013	4	8.50	38	0.00%	1.45%	0.18%
	2012	5	8.48	43	0.58%	1.45%	0.74%
	2011	5	8.42	43	0.00%	1.45%	1.89%
Guggenheim VT Multi-Hedge Strategies (Pinnacle)
	2015	*-	8.87	*-	0.59%	1.45%	0.47%
	2014	*-	8.82	*-	0.00%	1.45%	(11.77)%
	2012	1	8.52	6	0.36%	1.35%	0.84%
	2011	2	8.45	13	0.00%	1.35%	1.99%
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)
	2015	6	8.91	51	0.68%	1.45%	0.37%
	2014	7	8.88	61	0.00%	1.45%	3.14%
	2013	10	8.61	86	0.00%	1.45%	0.18%
	2012	11	8.59	97	0.60%	1.45%	0.74%
	2011	12	8.53	99	0.00%	1.45%	1.89%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)
	2015	*-	10.97	—	0.61%	1.15%	0.68%
	2014	*-	10.90	1	0.00%	1.15%	3.46%
	2013	1	10.53	13	0.00%	1.15%	0.49%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)
	2015	3	8.65	26	0.69%	1.67%	0.15%
	2014	3	8.63	29	0.00%	1.67%	2.91%
	2013	5	8.39	38	0.00%	1.67%	(0.04)%
	2012	6	8.39	53	0.61%	1.67%	0.51%
	2011	6	8.35	48	0.00%	1.67%	1.66%
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)
	2015	22	8.84	191	0.64%	1.55%	0.27%
	2014	26	8.82	229	0.00%	1.55%	3.04%
	2013	35	8.56	296	0.00%	1.55%	0.08%
	2012	62	8.55	532	0.72%	1.55%	0.63%
	2011	34	8.50	292	0.00%	1.55%	1.78%
Guggenheim VT Long Short Equity (AdvantEdge)
	2015	2	10.02	21	0.00%	1.60%	(0.36)%
	2014	2	10.06	22	0.00%	1.60%	1.15%
	2013	2	9.94	18	0.01%	1.60%	15.58%
	2012	2	8.60	15	0.00%	1.60%	2.75%
	2011	4	8.37	30	0.00%	1.60%	(8.05)%
Guggenheim VT Long Short Equity (AnnuiChoice II)
	2015	7	10.38	75	0.00%	1.15%	0.10%
	2014	7	10.37	76	0.00%	1.15%	1.61%
	2013	7	10.20	74	0.00%	1.15%	16.11%
	2012	6	8.79	49	0.00%	1.15%	3.23%
	2011	5	8.51	46	0.00%	1.15%	(7.63)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Long Short Equity (AnnuiChoice)
	2015	7	$10.21	$69	0.00%	1.00%	0.25%
	2014	1	10.18	8	0.00%	1.00%	1.77%
	2013	1	10.00	8	0.00%	1.00%	16.28%
	2012	1	8.60	8	0.00%	1.00%	3.38%
	2011	4	8.32	33	0.00%	1.00%	(7.49)%
Guggenheim VT Long Short Equity (GrandMaster flex3)
	2015	1	9.78	9	0.00%	1.55%	(0.31)%
	2014	1	9.81	9	0.00%	1.55%	1.20%
	2013	1	9.69	9	0.00%	1.55%	15.64%
	2012	1	8.38	8	0.00%	1.55%	2.81%
	2011	1	8.15	11	0.00%	1.55%	(8.01)%
Guggenheim VT Long Short Equity (Grandmaster)
	2015	*-	9.93	2	0.00%	1.35%	(0.11)%
	2014	*-	9.94	3	0.00%	1.35%	1.41%
	2013	*-	9.80	3	0.00%	1.35%	15.87%
	2011	*-	8.21	*-	0.00%	1.35%	(7.82)%
Guggenheim VT Long Short Equity (IQ Annuity)
	2015	5	9.85	46	0.00%	1.45%	(0.21)%
	2014	2	9.87	20	0.00%	1.45%	1.31%
	2013	3	9.75	25	0.00%	1.45%	15.76%
	2012	3	8.42	23	0.00%	1.45%	2.91%
	2011	4	8.18	34	0.00%	1.45%	(7.91)%
Guggenheim VT Long Short Equity (Pinnacle)
	2015	1	9.93	10	0.00%	1.35%	(0.11)%
	2014	4	9.94	38	0.00%	1.35%	1.41%
	2013	4	9.80	39	0.01%	1.35%	15.87%
	2011	*-	8.21	*-	0.00%	1.35%	(7.82)%
Guggenheim VT Long Short Equity (Pinnacle IV)
	2015	3	10.13	33	0.00%	1.45%	(0.21)%
	2014	4	10.15	40	0.00%	1.45%	1.31%
	2013	7	10.02	73	0.00%	1.45%	15.76%
	2012	9	8.66	78	0.00%	1.45%	2.91%
	2011	11	8.41	96	0.00%	1.45%	(7.91)%
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)
	2015	*-	11.77	5	0.00%	1.15%	0.10%
Guggenheim VT Long Short Equity (Pinnacle Plus)
	2015	1	9.69	8	0.00%	1.67%	(0.43)%
	2014	1	9.73	13	0.00%	1.67%	1.08%
	2013	1	9.62	9	0.00%	1.67%	15.50%
	2012	1	8.33	8	0.00%	1.67%	2.68%
	2011	1	8.12	8	0.00%	1.67%	(8.12)%
Guggenheim VT Long Short Equity (Pinnacle V)
	2015	8	10.05	81	0.00%	1.55%	(0.31)%
	2014	28	10.08	285	0.00%	1.55%	1.20%
	2013	14	9.96	135	0.00%	1.55%	15.64%
	2012	19	8.62	162	0.00%	1.55%	2.81%
	2011	25	8.38	207	0.00%	1.55%	(8.01)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)
	2015	4	$26.77	$112	2.24%	1.75%	(1.27)%
	2014	5	27.12	137	2.59%	1.75%	4.14%
	2013	5	26.04	137	2.38%	1.75%	(3.71)%
	2012	8	27.04	208	2.82%	1.75%	1.98%
	2011	8	26.52	209	1.40%	1.75%	5.67%
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)
	2015	21	25.69	539	2.26%	2.55%	(2.08)%
	2014	20	26.24	536	2.60%	2.55%	3.29%
	2013	20	25.40	512	2.30%	2.55%	(4.49)%
	2012	18	26.60	477	3.10%	2.55%	1.14%
	2011	13	26.30	349	1.69%	2.55%	4.81%
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)
	2015	2	25.31	41	2.26%	1.90%	(1.42)%
	2014	2	25.67	42	2.60%	1.90%	3.98%
	2013	2	24.69	40	1.80%	1.90%	(3.86)%
	2012	1	25.68	16	1.92%	1.90%	1.79%
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)
	2015	32	24.42	793	2.28%	2.75%	(2.28)%
	2014	27	24.99	681	2.63%	2.75%	3.08%
	2013	22	24.25	537	2.25%	2.75%	(4.69)%
	2012	13	25.44	339	1.46%	2.75%	0.90%
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)
	2015	9	25.96	239	2.47%	2.55%	(1.99)%
	2014	10	26.49	254	2.63%	2.55%	1.19%
	2013	10	26.18	260	2.80%	2.55%	(2.84)%
	2012	11	26.94	298	3.05%	2.55%	4.32%
	2011	8	25.83	219	2.31%	2.55%	3.09%
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)
	2015	1	26.10	18	2.47%	1.90%	(1.33)%
	2014	1	26.46	18	2.64%	1.90%	1.87%
	2013	1	25.97	18	0.87%	1.90%	(2.19)%
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)
	2015	31	25.19	775	2.51%	2.75%	(2.19)%
	2014	22	25.76	573	2.64%	2.75%	0.98%
	2013	12	25.50	318	2.32%	2.75%	(3.04)%
	2012	2	26.30	51	2.02%	2.75%	4.10%
iShares TIPS Bond ETF (Varoom)
	2015	3	25.56	83	0.30%	1.75%	(3.47)%
	2014	4	26.48	112	1.38%	1.75%	1.78%
	2013	4	26.01	111	0.92%	1.75%	(10.06)%
	2012	7	28.92	211	2.39%	1.75%	4.70%
	2011	5	27.63	127	2.67%	1.75%	10.26%
iShares TIPS Bond ETF (Varoom GLWB 2)
	2015	2	24.53	46	0.33%	2.55%	(4.26)%
	2014	2	25.62	62	1.65%	2.55%	0.95%
	2013	2	25.38	55	1.05%	2.55%	(10.79)%
	2012	3	28.45	76	2.47%	2.55%	3.85%
	2011	2	27.39	51	3.14%	2.55%	9.37%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares TIPS Bond ETF (Varoom GLWB 3)
	2015	*-	$22.84	$4	0.36%	1.90%	(3.62)%
	2014	*-	23.70	3	1.48%	1.90%	1.62%
	2013	*-	23.32	4	0.98%	1.90%	(10.20)%
	2012	1	25.97	13	2.22%	1.90%	4.32%
iShares TIPS Bond ETF (Varoom GLWB 5)
	2015	4	22.05	85	0.33%	2.75%	(4.46)%
	2014	3	23.08	79	1.59%	2.75%	0.74%
	2013	2	22.91	57	1.26%	2.75%	(10.98)%
	2012	1	25.73	33	1.27%	2.75%	3.41%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)
	2015	1	28.02	15	5.42%	1.75%	(6.69)%
	2014	1	30.03	16	5.91%	1.75%	0.09%
	2013	1	30.00	16	6.13%	1.75%	4.00%
	2012	1	28.85	15	7.02%	1.75%	9.56%
	2011	*-	26.33	8	4.84%	1.75%	4.19%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)
	2015	1	26.90	24	5.29%	2.55%	(7.45)%
	2014	2	29.06	48	5.90%	2.55%	(0.72)%
	2013	2	29.27	46	5.77%	2.55%	3.15%
	2012	3	28.38	72	6.29%	2.55%	8.67%
	2011	2	26.11	58	4.69%	2.55%	3.34%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)
	2015	2	27.31	63	5.31%	1.90%	(6.83)%
	2014	4	29.32	110	5.93%	1.90%	(0.06)%
	2013	2	29.33	45	5.39%	1.90%	3.84%
	2012	2	28.25	44	4.31%	1.90%	9.39%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)
	2015	8	26.36	224	5.48%	2.75%	(7.64)%
	2014	7	28.54	202	5.91%	2.75%	(0.93)%
	2013	5	28.81	134	6.11%	2.75%	2.94%
	2012	3	27.99	92	1.98%	2.75%	8.44%
iShares S&P 500 Growth ETF (Varoom)
	2015	3	43.73	150	1.52%	1.75%	3.53%
	2014	3	42.23	141	1.45%	1.75%	12.66%
	2013	3	37.49	126	1.69%	1.75%	30.61%
	2012	1	28.70	29	2.23%	1.75%	11.98%
	2011	1	25.63	17	2.18%	1.75%	2.69%
iShares S&P 500 Growth ETF (Varoom GLWB 1)
	2015	16	42.40	660	1.50%	2.35%	2.90%
	2014	17	41.20	707	1.43%	2.35%	11.97%
	2013	19	36.80	689	1.63%	2.35%	29.81%
	2012	21	28.35	585	2.10%	2.35%	11.29%
	2011	16	25.47	418	1.85%	2.35%	2.06%
iShares S&P 500 Growth ETF (Varoom GLWB 2)
	2015	1	41.97	35	1.67%	2.55%	2.69%
	2014	*-	40.87	8	1.38%	2.55%	11.75%
	2013	*-	36.57	12	1.82%	2.55%	29.55%
	2012	1	28.23	17	1.90%	2.55%	11.06%
	2011	1	25.42	15	1.81%	2.55%	1.85%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares S&P 500 Growth ETF (Varoom GLWB 3)
	2015	2	$42.53	$98	1.38%	1.90%	3.38%
	2014	4	41.14	158	1.47%	1.90%	12.49%
	2013	3	36.57	106	1.33%	1.90%	30.41%
	2012	1	28.04	30	2.95%	1.90%	11.80%
iShares S&P 500 Growth ETF (Varoom GLWB 4)
	2015	121	41.39	5,004	1.57%	2.55%	2.69%
	2014	94	40.30	3,782	1.54%	2.55%	11.75%
	2013	60	36.07	2,179	1.67%	2.55%	29.55%
	2012	22	27.84	599	2.06%	2.55%	11.06%
iShares S&P 500 Growth ETF (Varoom GLWB 5)
	2015	3	41.04	120	1.60%	2.75%	2.48%
	2014	2	40.05	85	1.55%	2.75%	11.52%
	2013	2	35.91	56	1.45%	2.75%	29.28%
	2012	*-	27.78	3	1.70%	2.75%	10.83%
iShares Core S&P 500 Index ETF (Varoom)
	2015	9	41.59	389	2.14%	1.75%	(0.48)%
	2014	9	41.80	380	1.93%	1.75%	11.60%
	2013	9	37.45	347	2.13%	1.75%	30.55%
	2012	7	28.69	202	2.35%	1.75%	13.51%
	2011	6	25.27	155	1.95%	1.75%	1.28%
iShares Core S&P 500 Index ETF (Varoom GLWB 1)
	2015	203	40.33	8,170	2.12%	2.35%	(1.09)%
	2014	216	40.78	8,812	1.91%	2.35%	10.92%
	2013	227	36.76	8,342	1.98%	2.35%	29.75%
	2012	250	28.33	7,072	2.35%	2.35%	12.82%
	2011	198	25.11	4,973	2.11%	2.35%	0.66%
iShares Core S&P 500 Index ETF (Varoom GLWB 2)
	2015	18	39.92	723	2.12%	2.55%	(1.29)%
	2014	20	40.44	793	1.91%	2.55%	10.70%
	2013	21	36.54	772	2.10%	2.55%	29.49%
	2012	18	28.22	519	2.29%	2.55%	12.59%
	2011	16	25.06	390	2.35%	2.55%	0.46%
iShares Core S&P 500 Index ETF (Varoom GLWB 3)
	2015	23	41.29	949	2.14%	1.90%	(0.63)%
	2014	21	41.55	866	2.03%	1.90%	11.43%
	2013	16	37.29	591	2.37%	1.90%	30.35%
	2012	5	28.61	133	2.13%	1.90%	13.34%
iShares Core S&P 500 Index ETF (Varoom GLWB 4)
	2015	1,134	40.19	45,587	2.20%	2.55%	(1.29)%
	2014	875	40.71	35,603	2.04%	2.55%	10.70%
	2013	564	36.78	20,742	2.10%	2.55%	29.49%
	2012	237	28.40	6,729	2.28%	2.55%	12.59%
iShares Core S&P 500 Index ETF (Varoom GLWB 5)
	2015	64	39.85	2,531	2.21%	2.75%	(1.49)%
	2014	49	40.45	1,981	2.07%	2.75%	10.47%
	2013	29	36.62	1,050	2.16%	2.75%	29.22%
	2012	13	28.34	376	2.41%	2.75%	12.35%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares S&P 500 Value ETF (Varoom)
	2015	2	$38.44	$71	2.36%	1.75%	(4.98)%
	2014	2	40.46	74	2.23%	1.75%	10.21%
	2013	2	36.71	69	2.26%	1.75%	29.30%
	2012	2	28.39	56	3.39%	1.75%	16.07%
	2011	1	24.46	16	3.59%	1.75%	(2.32)%
iShares S&P 500 Value ETF (Varoom GLWB 1)
	2015	11	37.28	414	2.34%	2.35%	(5.56)%
	2014	11	39.47	448	2.22%	2.35%	9.54%
	2013	12	36.03	446	2.22%	2.35%	28.51%
	2012	14	28.04	388	2.67%	2.35%	15.36%
	2011	11	24.31	267	2.41%	2.35%	(2.91)%
iShares S&P 500 Value ETF (Varoom GLWB 2)
	2015	1	36.90	37	2.37%	2.55%	(5.75)%
	2014	1	39.15	39	2.32%	2.55%	9.32%
	2013	1	35.81	30	1.79%	2.55%	28.24%
	2012	1	27.92	41	2.39%	2.55%	15.13%
	2011	2	24.25	38	3.36%	2.55%	(3.11)%
iShares S&P 500 Value ETF (Varoom GLWB 3)
	2015	3	39.59	130	2.17%	1.90%	(5.12)%
	2014	5	41.73	201	2.66%	1.90%	10.05%
	2013	1	37.92	34	2.49%	1.90%	29.10%
	2012	1	29.37	43	2.86%	1.90%	15.32%
iShares S&P 500 Value ETF (Varoom GLWB 4)
	2015	49	38.54	1,908	2.41%	2.55%	(5.75)%
	2014	40	40.89	1,635	2.34%	2.55%	9.32%
	2013	27	37.40	1,023	2.46%	2.55%	28.24%
	2012	11	29.16	325	2.45%	2.55%	14.55%
iShares S&P 500 Value ETF (Varoom GLWB 5)
	2015	4	38.21	137	2.42%	2.75%	(5.94)%
	2014	3	40.63	121	2.29%	2.75%	9.09%
	2013	3	37.24	100	2.48%	2.75%	27.98%
	2012	*-	29.10	12	2.33%	2.75%	14.32%
iShares Core S&P MidCap Index ETF (Varoom)
	2015	5	37.67	187	1.43%	1.75%	(3.99)%
	2014	6	39.23	233	1.39%	1.75%	7.77%
	2013	6	36.41	219	1.49%	1.75%	31.33%
	2012	5	27.72	149	1.90%	1.75%	15.99%
	2011	4	23.90	88	1.16%	1.75%	(3.92)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)
	2015	62	36.53	2,277	1.46%	2.35%	(4.58)%
	2014	66	38.28	2,511	1.39%	2.35%	7.11%
	2013	66	35.74	2,357	1.41%	2.35%	30.53%
	2012	75	27.38	2,051	1.63%	2.35%	15.28%
	2011	59	23.75	1,402	1.38%	2.35%	(4.51)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)
	2015	8	36.15	286	1.47%	2.55%	(4.77)%
	2014	8	37.96	303	1.39%	2.55%	6.89%
	2013	8	35.52	283	1.46%	2.55%	30.26%
	2012	7	27.26	196	1.54%	2.55%	15.05%
	2011	7	23.70	160	1.40%	2.55%	(4.70)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)
	2015	7	$38.87	$272	1.41%	1.90%	(4.14)%
	2014	8	40.55	325	1.45%	1.90%	7.61%
	2013	6	37.68	244	1.53%	1.90%	31.13%
	2012	2	28.74	46	2.08%	1.90%	15.82%
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)
	2015	341	37.83	12,900	1.54%	2.55%	(4.77)%
	2014	260	39.73	10,335	1.50%	2.55%	6.89%
	2013	160	37.16	5,950	1.51%	2.55%	30.26%
	2012	68	28.53	1,953	1.70%	2.55%	15.05%
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)
	2015	15	37.51	550	1.51%	2.75%	(4.97)%
	2014	12	39.48	483	1.53%	2.75%	6.67%
	2013	6	37.01	239	1.24%	2.75%	30.00%
	2012	2	28.47	50	2.08%	2.75%	14.81%
iShares Core S&P Small Cap Index ETF (Varoom)
	2015	3	38.87	134	1.42%	1.75%	(3.78)%
	2014	3	40.40	138	1.20%	1.75%	3.92%
	2013	5	38.87	204	1.17%	1.75%	39.44%
	2012	3	27.88	91	2.10%	1.75%	13.86%
	2011	2	24.48	49	1.07%	1.75%	(1.02)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)
	2015	30	37.69	1,139	1.41%	2.35%	(4.36)%
	2014	32	39.41	1,271	1.28%	2.35%	3.29%
	2013	31	38.16	1,185	1.13%	2.35%	38.59%
	2012	37	27.53	1,031	1.87%	2.35%	13.16%
	2011	29	24.33	714	1.17%	2.35%	(1.62)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)
	2015	4	37.31	144	1.42%	2.55%	(4.56)%
	2014	4	39.09	157	1.27%	2.55%	3.08%
	2013	4	37.92	155	1.16%	2.55%	38.31%
	2012	4	27.42	104	1.75%	2.55%	12.93%
	2011	3	24.28	82	1.35%	2.55%	(1.82)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)
	2015	4	40.04	172	1.34%	1.90%	(3.92)%
	2014	5	41.68	205	1.33%	1.90%	3.76%
	2013	4	40.17	149	1.31%	1.90%	39.23%
	2012	*-	28.85	11	2.11%	1.90%	13.68%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)
	2015	166	38.97	6,454	1.47%	2.55%	(4.56)%
	2014	128	40.83	5,235	1.38%	2.55%	3.08%
	2013	76	39.62	2,992	1.21%	2.55%	38.31%
	2012	34	28.64	981	2.01%	2.55%	12.93%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)
	2015	12	38.65	482	1.45%	2.75%	(4.76)%
	2014	10	40.58	422	1.42%	2.75%	2.86%
	2013	5	39.45	182	1.17%	2.75%	38.03%
	2012	2	28.58	56	2.06%	2.75%	12.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares International Treasury Bond (Varoom)
	2015	1	$22.51	$26	0.12%	1.75%	(8.86)%
	2014	1	24.70	26	1.33%	1.75%	(4.43)%
	2013	1	25.85	28	1.82%	1.75%	(2.81)%
	2012	1	26.59	17	2.28%	1.75%	3.69%
	2011	*-	25.65	11	2.86%	1.75%	(0.28)%
iShares International Treasury Bond (Varoom GLWB 1)
	2015	53	21.83	1,155	0.11%	2.35%	(9.42)%
	2014	50	24.10	1,207	1.33%	2.35%	(5.02)%
	2013	45	25.37	1,142	1.76%	2.35%	(3.40)%
	2012	38	26.27	1,007	2.21%	2.35%	3.05%
	2011	27	25.49	692	2.74%	2.35%	(0.89)%
iShares International Treasury Bond (Varoom GLWB 2)
	2015	1	21.61	18	0.11%	2.55%	(9.60)%
	2014	1	23.90	18	1.33%	2.55%	(5.21)%
	2013	1	25.22	18	1.91%	2.55%	(3.60)%
	2012	2	26.16	40	2.39%	2.55%	2.84%
	2011	1	25.44	34	1.75%	2.55%	(1.09)%
iShares International Treasury Bond (Varoom GLWB 3)
	2015	1	22.37	29	0.11%	1.90%	(9.00)%
	2014	1	24.58	34	1.35%	1.90%	(4.58)%
	2013	*-	25.76	11	2.01%	1.90%	(2.95)%
	2012	*-	26.54	13	0.56%	1.90%	3.53%
iShares International Treasury Bond (Varoom GLWB 4)
	2015	301	21.77	6,553	0.12%	2.55%	(9.60)%
	2014	206	24.08	4,957	1.30%	2.55%	(5.21)%
	2013	113	25.40	2,875	1.61%	2.55%	(3.60)%
	2012	36	26.35	958	1.05%	2.55%	2.84%
iShares International Treasury Bond (Varoom GLWB 5)
	2015	1	21.59	32	0.11%	2.75%	(9.79)%
	2014	1	23.93	23	1.33%	2.75%	(5.40)%
	2013	1	25.30	22	1.73%	2.75%	(3.79)%
	2012	1	26.29	16	1.42%	2.75%	2.63%
Vanguard Dividend Appreciation Index Fund ETF (Varoom)
	2015	6	37.72	234	2.25%	1.75%	(3.64)%
	2014	7	39.15	276	2.05%	1.75%	8.15%
	2013	6	36.20	223	2.16%	1.75%	27.21%
	2012	5	28.45	133	2.73%	1.75%	9.20%
	2011	5	26.06	132	2.66%	1.75%	4.25%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)
	2015	14	36.20	507	2.28%	2.55%	(4.43)%
	2014	13	37.88	510	2.03%	2.55%	7.27%
	2013	14	35.31	486	1.83%	2.55%	26.18%
	2012	21	27.99	597	2.65%	2.55%	8.31%
	2011	17	25.84	437	2.09%	2.55%	3.40%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)
	2015	3	36.42	114	2.12%	1.90%	(3.79)%
	2014	5	37.86	173	2.07%	1.90%	7.98%
	2013	3	35.06	109	2.40%	1.90%	27.02%
	2012	1	27.60	29	1.61%	1.90%	9.03%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)
	2015	33	$35.15	$1,160	2.41%	2.75%	(4.62)%
	2014	24	36.86	872	2.15%	2.75%	7.05%
	2013	16	34.43	561	2.12%	2.75%	25.92%
	2012	9	27.34	247	2.44%	2.75%	8.09%
Vanguard Emerging Markets Index Fund ETF (Varoom)
	2015	1	18.17	25	2.74%	1.75%	(17.30)%
	2014	1	21.97	30	2.69%	1.75%	(1.80)%
	2013	1	22.37	31	2.56%	1.75%	(6.43)%
	2012	2	23.91	58	2.88%	1.75%	19.35%
	2011	1	20.03	27	0.00%	1.75%	(21.98)%
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)
	2015	8	17.44	136	2.82%	2.55%	(17.97)%
	2014	7	21.26	155	2.67%	2.55%	(2.60)%
	2013	7	21.82	156	2.64%	2.55%	(7.19)%
	2012	6	23.51	153	3.42%	2.55%	18.38%
	2011	6	19.86	113	0.00%	2.55%	(22.61)%
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)
	2015	3	21.20	54	2.76%	1.90%	(17.43)%
	2014	2	25.67	64	2.76%	1.90%	(1.95)%
	2013	2	26.19	55	3.67%	1.90%	(6.57)%
	2012	1	28.03	40	2.84%	1.90%	19.17%
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)
	2015	12	20.46	250	2.90%	2.75%	(18.14)%
	2014	9	25.00	237	2.85%	2.75%	(2.80)%
	2013	5	25.71	130	2.86%	2.75%	(7.38)%
	2012	2	27.76	47	4.05%	2.75%	18.13%
Vanguard Developed Markets Index Fund ETF (Varoom)
	2015	1	27.38	36	2.72%	1.75%	(2.10)%
	2014	1	27.97	35	3.37%	1.75%	(7.64)%
	2013	1	30.28	38	3.13%	1.75%	19.97%
	2012	1	25.24	21	3.53%	1.75%	19.81%
	2011	1	21.07	13	0.01%	1.75%	(16.56)%
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 1)
	2015	43	26.55	1,144	2.68%	2.35%	(2.70)%
	2014	44	27.29	1,199	3.38%	2.35%	(8.20)%
	2013	39	29.73	1,173	2.74%	2.35%	19.24%
	2012	42	24.93	1,046	6.29%	2.35%	19.08%
	2011	32	20.94	671	0.00%	2.35%	(17.07)%
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 2)
	2015	6	26.28	155	2.71%	2.55%	(2.90)%
	2014	5	27.06	144	3.38%	2.55%	(8.39)%
	2013	5	29.54	137	2.67%	2.55%	19.00%
	2012	3	24.83	75	3.74%	2.55%	18.83%
	2011	2	20.89	44	0.03%	2.55%	(17.24)%
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 3)
	2015	6	30.77	185	2.67%	1.90%	(2.25)%
	2014	6	31.48	201	3.36%	1.90%	(7.78)%
	2013	3	34.14	100	3.84%	1.90%	19.79%
	2012	*-	28.50	14	4.21%	1.90%	19.63%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 4)
	2015	216	$29.95	$6,477	2.78%	2.55%	(2.90)%
	2014	160	30.85	4,929	3.44%	2.55%	(8.39)%
	2013	88	33.67	2,956	2.80%	2.55%	19.00%
	2012	35	28.30	996	4.43%	2.55%	18.83%
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 5)
	2015	11	29.70	331	2.76%	2.75%	(3.10)%
	2014	8	30.65	241	3.43%	2.75%	(8.58)%
	2013	3	33.53	93	2.88%	2.75%	18.75%
	2012	1	28.23	28	4.47%	2.75%	18.59%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)
	2015	*-	29.48	9	3.27%	1.75%	(0.85)%
	2014	*-	29.73	9	3.24%	1.75%	5.77%
	2013	*-	28.11	8	3.73%	1.75%	(3.82)%
	2012	*-	29.22	9	3.73%	1.75%	8.76%
	2011	*-	26.87	8	3.14%	1.75%	7.01%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)
	2015	1	28.29	19	3.26%	2.55%	(1.65)%
	2014	1	28.77	19	3.24%	2.55%	4.91%
	2013	1	27.42	18	4.10%	2.55%	(4.61)%
	2012	1	28.74	23	3.87%	2.55%	7.87%
	2011	1	26.64	20	2.83%	2.55%	6.14%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)
	2015	3	27.74	83	3.26%	1.90%	(1.00)%
	2014	3	28.02	84	3.62%	1.90%	1.42%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)
	2015	3	26.77	80	3.27%	2.75%	(1.85)%
	2014	3	27.28	79	3.32%	2.75%	4.70%
	2013	2	26.06	58	4.12%	2.75%	(4.80)%
	2012	2	27.37	44	2.42%	2.75%	7.65%
Vanguard Large-Cap Index ETF (Varoom)
	2015	2	41.10	66	1.95%	1.75%	(0.74)%
	2014	2	41.41	67	1.83%	1.75%	11.39%
	2013	2	37.17	60	1.97%	1.75%	30.92%
	2012	2	28.39	49	4.06%	1.75%	13.65%
	2011	*-	24.98	*-	1.83%	1.75%	(0.36)%
Vanguard Large-Cap Index ETF (Varoom GLWB 2)
	2015	8	39.45	310	1.95%	2.55%	(1.55)%
	2014	8	40.07	304	1.83%	2.55%	10.49%
	2013	8	36.26	286	1.84%	2.55%	29.85%
	2012	12	27.93	326	2.42%	2.55%	12.72%
	2011	11	24.78	262	1.93%	2.55%	(1.17)%
Vanguard Large-Cap Index ETF (Varoom GLWB 3)
	2015	4	41.20	169	1.83%	1.90%	(0.89)%
	2014	5	41.57	216	1.88%	1.90%	11.23%
	2013	3	37.37	110	2.14%	1.90%	30.72%
	2012	1	28.59	15	2.30%	1.90%	13.47%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Large-Cap Index ETF (Varoom GLWB 5)
	2015	17	$39.76	$676	1.96%	2.75%	(1.75)%
	2014	16	40.47	656	1.97%	2.75%	10.26%
	2013	10	36.70	382	2.01%	2.75%	29.58%
	2012	7	28.32	202	1.63%	2.75%	12.49%
Vanguard Mega Cap Index ETF (Varoom)
	2015	1	41.40	33	2.27%	1.75%	(0.34)%
	2014	1	41.54	33	1.92%	1.75%	11.35%
	2013	1	37.30	30	2.07%	1.75%	30.42%
	2011	*-	25.20	*-	2.07%	1.75%	0.51%
Vanguard Mega Cap Index ETF (Varoom GLWB 2)
	2015	1	39.73	23	2.30%	2.55%	(1.15)%
	2014	*-	40.19	14	1.88%	2.55%	10.45%
	2013	*-	36.39	14	2.10%	2.55%	29.36%
	2012	*-	28.13	13	2.49%	2.55%	12.56%
	2011	*-	24.99	6	2.73%	2.55%	(0.30)%
Vanguard Mega Cap Index ETF (Varoom GLWB 3)
	2015	1	41.33	28	1.80%	1.90%	(0.49)%
	2014	2	41.54	86	2.15%	1.90%	11.18%
	2013	*-	37.36	18	1.58%	1.90%	30.22%
	2012	*-	28.69	11	4.16%	1.90%	13.32%
Vanguard Mega Cap Index ETF (Varoom GLWB 5)
	2015	2	39.89	87	2.22%	2.75%	(1.35)%
	2014	2	40.44	89	1.93%	2.75%	10.22%
	2013	2	36.69	79	2.12%	2.75%	29.09%
	2012	2	28.42	63	1.60%	2.75%	12.33%
Vanguard REIT Index ETF (Varoom)
	2015	1	40.24	48	3.68%	1.75%	0.63%
	2014	1	39.99	60	3.93%	1.75%	28.06%
	2013	2	31.23	47	3.99%	1.75%	0.70%
	2012	3	31.01	98	5.23%	1.75%	15.31%
	2011	1	26.89	32	5.12%	1.75%	5.29%
Vanguard REIT Index ETF (Varoom GLWB 2)
	2015	3	38.62	113	3.85%	2.55%	(0.19)%
	2014	3	38.70	120	3.85%	2.55%	27.02%
	2013	3	30.46	106	4.23%	2.55%	(0.12)%
	2012	4	30.50	118	3.82%	2.55%	14.36%
	2011	3	26.67	83	1.29%	2.55%	4.43%
Vanguard REIT Index ETF (Varoom GLWB 3)
	2015	3	39.29	114	3.88%	1.90%	0.48%
	2014	3	39.10	115	4.36%	1.90%	27.87%
	2013	1	30.58	33	5.12%	1.90%	0.55%
	2012	1	30.41	30	4.08%	1.90%	15.13%
Vanguard REIT Index ETF (Varoom GLWB 5)
	2015	7	37.92	260	3.98%	2.75%	(0.39)%
	2014	6	38.07	228	3.98%	2.75%	26.76%
	2013	6	30.03	168	4.36%	2.75%	(0.32)%
	2012	4	30.13	108	2.93%	2.75%	14.13%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Total Bond Market Index ETF (Varoom)
	2015	8	$26.78	$218	2.43%	1.75%	(1.19)%
	2014	8	27.11	207	2.78%	1.75%	4.04%
	2013	8	26.05	199	2.97%	1.75%	(3.90)%
	2012	5	27.11	127	3.68%	1.75%	2.78%
	2011	3	26.38	85	1.83%	1.75%	5.21%
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)
	2015	312	25.97	8,094	2.42%	2.35%	(1.80)%
	2014	324	26.45	8,568	2.79%	2.35%	3.41%
	2013	310	25.58	7,935	2.71%	2.35%	(4.49)%
	2012	261	26.78	6,984	3.51%	2.35%	2.15%
	2011	186	26.21	4,866	2.04%	2.35%	4.57%
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)
	2015	29	25.71	747	2.42%	2.55%	(2.00)%
	2014	30	26.23	782	2.80%	2.55%	3.20%
	2013	27	25.42	699	2.59%	2.55%	(4.69)%
	2012	28	26.67	738	3.56%	2.55%	1.94%
	2011	20	26.16	535	2.64%	2.55%	4.36%
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)
	2015	30	25.23	765	2.47%	1.90%	(1.35)%
	2014	24	25.58	616	2.95%	1.90%	3.88%
	2013	14	24.62	353	3.63%	1.90%	(4.05)%
	2012	4	25.66	90	3.29%	1.90%	1.91%
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)
	2015	1,871	24.56	45,956	2.46%	2.55%	(2.00)%
	2014	1,406	25.06	35,223	2.90%	2.55%	3.20%
	2013	823	24.28	19,987	2.74%	2.55%	(4.69)%
	2012	261	25.48	6,654	3.12%	2.55%	1.23%
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)
	2015	108	24.35	2,625	2.46%	2.75%	(2.20)%
	2014	83	24.90	2,076	2.94%	2.75%	2.99%
	2013	42	24.18	1,022	2.77%	2.75%	(4.88)%
	2012	16	25.42	403	3.22%	2.75%	1.02%
Vanguard VI Money Market (Varoom GLWB 2)
	2015	1	8.83	5	0.15%	2.55%	(2.40)%
	2014	1	9.05	5	0.09%	2.55%	(2.46)%
	2013	*-	9.28	5	0.12%	2.55%	(2.44)%
	2012	*-	9.51	4	0.20%	2.55%	(2.45)%
Vanguard VI Money Market (Varoom GLWB 3)
	2015	14	9.29	132	0.15%	1.90%	(1.75)%
	2014	12	9.46	118	0.09%	1.90%	(1.81)%
	2013	12	9.63	111	0.07%	1.90%	(1.79)%
Vanguard VI Money Market (Varoom GLWB 5)
	2015	19	8.97	169	0.16%	2.75%	(2.60)%
	2014	13	9.21	120	0.09%	2.75%	(2.66)%
	2013	7	9.46	66	0.15%	2.75%	(2.65)%
	2012	2	9.72	19	0.12%	2.75%	(2.65)%
Vanguard Short Term Bond ETF (Varoom GLWB 2)
	2015	1	23.57	12	0.34%	2.55%	(1.64)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*- Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Short Term Bond ETF (Varoom GLWB 3)
	2015	2	$24.16	$53	1.30%	1.90%	(0.99)%
	2014	2	24.40	42	1.42%	1.90%	(0.56)%
	2013	1	24.53	25	1.41%	1.90%	(1.77)%
	2012	1	24.98	35	1.90%	1.90%	(0.09)%
Vanguard Short Term Bond ETF (Varoom GLWB 5)
	2015	20	23.39	462	1.33%	2.75%	(1.85)%
	2014	10	23.83	237	1.38%	2.75%	(1.42)%
	2013	5	24.18	133	1.65%	2.75%	(2.63)%
	2012	2	24.83	58	1.15%	2.75%	(0.68)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

Integrity Life Insurance Company

Years Ended December 31, 2015, 2014 and 2013

With Report of Independent Auditors

Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2015, 2014 and 2013

Report of Independent Auditors

The Board of Directors

Integrity Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Integrity Life Insurance Company, which comprise the balance sheets as of December 31, 2015 and 2014, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2015, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, to meet the requirements of Ohio the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

Supplementary Information

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements as a whole.  The accompanying statutory-basis financial statement supplementary information listed in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the statutory-basis financial statements.  Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The information has been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 28, 2016

2

Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2015	2014
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$3,170,981	$2,504,962
Preferred and common stocks	186,869	200,439
Investment in common stock of subsidiary	356,642	377,539
Mortgage loans	189,394	81,500
Policy loans	112,730	120,517
Derivatives	17,287	1,831
Cash, cash equivalents and short-term investments	109,938	53,752
Receivable for securities	4,318	3,141
Securities lending reinvested collateral assets	6,691	11,639
Other invested assets	129,602	114,207
Total cash and invested assets	4,284,452	3,469,527

Investment income due and accrued	36,369	31,800
Current federal income taxes recoverable from parent	3,566	—
Net deferred income tax asset	13,708	13,162
Amounts receivable on reinsurance contracts	23,606	18,896
Other admitted assets	2,357	2,345
Separate account assets	2,480,288	2,571,348
Total admitted assets	$6,844,346	$6,107,078

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$3,138,249	$2,396,371
Liability for deposit-type contracts	307,841	298,317
Policy and contract claims	234	244
Total policy and contract liabilities	3,446,324	2,694,932

General expense due and accrued	334	357
Current federal income taxes payable to parent	—	2,819
Transfer to separate accounts due and accrued, net	(12,190)	(8,926)
Asset valuation reserve	79,507	79,789
Interest maintenance reserve	—	1,835
Amounts payable on reinsurance contracts	23,140	17,854
Other liabilities	36,033	15,693
Derivatives	2,306	632
Payable for securities lending	110,042	66,957
Separate account liabilities	2,480,288	2,571,348
Total liabilities	6,165,784	5,443,290

Capital and surplus:
Common stock, $2 par value, authorized 1,500 shares, issued and outstanding 1,500 shares	3,000	3,000
Paid-in surplus	613,164	613,164
Accumulated surplus (deficit)	62,398	47,624
Total capital and surplus	678,562	663,788
Total liabilities and capital and surplus	$6,844,346	$6,107,078

See accompanying notes.

3

Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2015	2014	2013
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$1,101,228	$407,465	$249,788
Net investment income	198,656	156,221	148,222
Considerations for supplementary contracts with life contingencies	9,741	6,955	6,901
Amortization of the interest maintenance reserve	2,073	2,701	960
Reserve adjustments on reinsurance ceded	(82,621)	(75,730)	(71,934)
Fees from management of separate accounts	13,438	12,230	10,333
Other revenues	3,976	4,196	4,248
Total premiums and other revenues	1,246,491	514,038	348,518

Benefits paid or provided:
Death benefits	11,589	6,779	8,120
Annuity benefits	140,672	134,773	127,914
Surrender benefits	320,295	305,633	289,453
Payments on supplementary contracts with life contingencies	5,133	4,002	3,350
Increase (decrease) in policy reserves and other policyholders’ funds	749,284	100,505	(2,210)
Total benefits paid or provided	1,226,973	551,692	426,627

Insurance expenses and other deductions:
Commissions	63,691	23,345	16,686
Commissions and expenses on reinsurance assumed	14	15	15
General expenses	33,112	28,324	25,973
Net transfers to (from) separate accounts	(166,856)	(138,241)	(156,984)
Other deductions	1,864	1,170	1,049
Total insurance expenses and other deductions	(68,175)	(85,387)	(113,261)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	87,693	47,733	35,152
Federal income tax expense (benefit), excluding tax on capital gains	12,294	8,560	9,480
Gain (loss) from operations before net realized capital gains (losses)	75,399	39,173	25,672
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(8,181)	17,787	16,483
Net income (loss)	$67,218	$56,960	$42,155

See accompanying notes.

4

Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2013	$3,000	$613,164	$(16,473)	$599,691
Net income (loss)	—	—	42,155	42,155
Change in net deferred income tax	—	—	(3,810)	(3,810)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $11,405)	—	—	40,473	40,473
Net change in nonadmitted assets and related items	—	—	5,376	5,376
Change in asset valuation reserve	—	—	(18,333)	(18,333)
Change in surplus in separate accounts	—	—	2,471	2,471
Balance, December 31, 2013	3,000	613,164	51,859	668,023
Net income (loss)	—	—	56,960	56,960
Change in net deferred income tax	—	—	2,899	2,899
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($8,341))	—	—	41,239	41,239
Net change in nonadmitted assets and related items	—	—	(11,265)	(11,265)
Change in asset valuation reserve	—	—	5,982	5,982
Change in surplus in separate accounts	—	—	(50)	(50)
Dividends to stockholders	—	—	(100,000)	(100,000)
Balance, December 31, 2014	3,000	613,164	47,624	663,788
Net income (loss)	—	—	67,218	67,218
Change in net deferred income tax	—	—	4,157	4,157
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $887)	—	—	(27,386)	(27,386)
Net change in nonadmitted assets and related items	—	—	(4,812)	(4,812)
Change in asset valuation reserve	—	—	282	282
Change in surplus in separate accounts	—	—	315	315
Dividends to stockholders	—	—	(25,000)	(25,000)
Balance, December 31, 2015	$3,000	$613,164	$62,398	$678,562

See accompanying notes.

5

Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2015	2014	2013
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$1,111,170	$414,542	$256,470
Net investment income received	195,043	158,360	143,615
Benefits paid	(566,306)	(537,757)	(515,450)
Net transfers from (to) separate accounts	161,727	104,549	200,653
Commissions and expense paid	(98,566)	(52,813)	(45,146)
Federal income taxes recovered (paid)	(15,750)	(25,975)	(11,423)
Other, net	16,369	16,743	16,712
Net cash from (for) operations	803,687	77,649	45,431

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	507,326	550,678	565,511
Preferred and common stocks	172,321	242,007	182,379
Mortgage loans	9,912	1,431	1,288
Other invested assets	15,973	11,902	17,127
Net gains (losses) on cash, cash equivalents and short-term investments	1	12	6
Miscellaneous proceeds	4,948	—	4,679
Net proceeds from investments sold, matured or repaid	710,481	806,030	770,990

Cost of investments acquired:
Debt securities	(1,187,812)	(545,663)	(540,487)
Preferred and common stocks	(163,484)	(235,539)	(158,754)
Mortgage loans	(117,806)	(40,177)	(312)
Other invested assets	(21,273)	(32,734)	(29,618)
Miscellaneous applications	(28,113)	(3,166)	(9,937)
Total cost of investments acquired	(1,518,488)	(857,279)	(739,108)

Net change in policy and other loans	7,787	(4,053)	2,550
Net cash from (for) investments	(800,220)	(55,302)	34,432

Financing and miscellaneous activities
Net deposits on deposit-type contract funds and other insurance liabilities	9,524	5,937	(7,330)
Dividends paid to stockholder	(25,000)	(75,017)	—
Other cash provided (applied)	68,195	(3,282)	(29,167)
Net cash from (for) financing and miscellaneous sources	52,719	(72,362)	(36,497)

Net change in cash, cash equivalents and short-term investments	56,186	(50,015)	43,366
Cash, cash equivalents and short-term investments:
Beginning of year	53,752	103,767	60,401
End of year	$109,938	$53,752	$103,767

Cash flow information for noncash transactions
Dividends paid to The Western and Southern Life Insurance Company in the form of debt securities	$—	$(24,983)	$—

See accompanying notes.

6

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2015

1. Nature of Operations and Significant Accounting Policies

Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of Ohio and currently licensed in 48 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. For the year ended December 31, 2015, approximately 41.5% of the gross premiums and annuity considerations for the Company were derived from California, Florida, Ohio, Pennsylvania, and Texas.

The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in eight states and the District of Columbia and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

7

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•                  The extent and length of time the fair value has been below the book/adjusted carrying value;

•                  The reasons for the decline in value;

8

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

•                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•                  For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

9

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiary

The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies issued, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

10

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.

11

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2015	2014
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$678,562	$663,788
Policy reserves	(222,134)	(212,921)
Adjustments to invested asset carrying values	136,092	326,630
Income taxes	17,811	16,839
Asset valuation and interest maintenance reserves	79,507	81,624
Deferred policy acquisition costs	90,309	38,280
Deferred sales inducements	4,725	2,617
Subsidiary equity	122,677	163,997
Reinsurance recoverable	538	(153,980)
Other, net	678	170
Stockholder’s equity, GAAP basis	$908,765	$927,044

12

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2015	2014	2013
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$67,218	$56,960	$42,155
Deferred policy acquisition costs	22,606	(3,514)	(4,593)
Deferred sales inducements	(1,541)	(1,469)	(1,104)
Policy reserves	(56,891)	(2,463)	445
Invested asset carrying values/income	405	(1,891)	(3,289)
Value of insurance in force	—	(1,982)	(3,513)
Interest maintenance reserve	(2,093)	171	(960)
Other invested assets adjustments	(5,596)	3,429	—
Realized gains/losses	7,484	(5,948)	(2,411)
Federal income tax expense	14,078	7,512	2,856
Investment in subsidiary	31,172	37,477	27,238
Income from MODCO reinsurance treaty	—	(1,398)	(3,742)
Dividends from subsidiaries	(37,000)	(6,500)	—
Net income (loss), GAAP basis	$39,842	$80,384	$53,082

Other significant statutory accounting practices follow.

13

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are unrestricted and reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

14

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company’s insurance subsidiary is reported at its underlying statutory equity. The net change in the subsidiary’s equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

15

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

16

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.

Securities Lending

At December 31, 2015, the Company has loaned $107.4 million and $43.6 million (fair value) in the general and separate account, respectively, of various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank. At December 31, 2014, the Company has loaned $65.3 million and $43.3 million (fair value) in the general and separate account, respectively, of various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2015 and 2014, the Company did not nonadmit any portion of the loaned securities.

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $147.6 million and $98.9 million at December 31, 2015 and 2014, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2015 and 2014, collateral managed by an unaffiliated agent, which approximated $6.7 million and $11.6 million, respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

17

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

At December 31, 2015, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2015 and 2014, the fair value of the total collateral is $154.3 million and $110.5 million, respectively.

The Company receives cash collateral in an amount in excess of the fair value of the securities loaned. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.

The aggregate collateral broken out by maturity date is as follows at December 31, 2015:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	61,047	61,057
31 to 60 days	21,602	21,602
61 to 90 days	1,603	1,602
91 to 120 days	4,047	4,047
121 to 180 days	715	713
181 to 365 days	11,916	11,895
1 to 2 years	6,400	6,400
2 to 3 years	—	—
Greater than 3 years	46,946	46,946
Total collateral	$154,276	$154,262

At December 31, 2015, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $154.6 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

There is no difference in the policy and procedures for the separate account. In addition, collateral for separate account securities lent is held in the general account with a corresponding payable and receivable between the general and separate accounts. The corresponding payable and receivable is included in the due to/from general account/separate account line on the balance sheets and was $44.5 million and $44.1 million at December 31, 2015 and 2014, respectively.

18

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. These separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy-related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

19

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 28, 2016.

20

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$16,171	$32	$(2)	$16,201
Debt securities issued by states of the U.S. and political subdivisions of the states	38,454	1,749	(195)	40,008
Corporate securities	2,147,537	117,363	(53,636)	2,211,264
Commercial mortgage-backed securities	224,287	4,126	(950)	227,463
Residential mortgage-backed securities	338,930	24,852	(3,353)	360,429
Asset-backed securities	405,602	10,114	(3,921)	411,795
Total	$3,170,981	$158,236	$(62,057)	$3,267,160

At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$10,380	$43	$(89)	$10,334
Debt securities issued by states of the U.S. and political subdivisions of the states	31,887	2,364	(110)	34,141
Corporate securities	1,673,767	186,009	(7,130)	1,852,646
Commercial mortgage-backed securities	184,993	6,532	(300)	191,225
Residential mortgage-backed securities	329,520	26,126	(4,107)	351,539
Asset-backed securities	274,415	14,742	(981)	288,176
Total	$2,504,962	$235,816	$(12,717)	$2,728,061

21

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2015 and 2014, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $239.4 million and $236.7 million, respectively, with an aggregate fair value of $236.6 million and $246.0 million, respectively. As of December 31, 2015 and 2014, such holdings amount to 7.6% and 9.5%, respectively, of the Company’s investments in debt securities and 3.5% and 3.9%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks and common stock of subsidiary are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
Preferred stocks	$10,664	$581	$(118)	$11,127

Common stocks, unaffiliated	$131,686	$48,153	$(3,634)	$176,205
Common stocks, subsidiary	228,982	127,660	—	356,642
	$360,668	$175,813	$(3,634)	$532,847

At December 31, 2014:
Preferred stocks	$5,663	$83	$(38)	$5,708

Common stocks, unaffiliated	$151,187	$49,338	$(5,749)	$194,776
Common stocks, subsidiary	228,982	148,557	—	377,539
	$380,169	$197,895	$(5,749)	$572,315

22

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less		Unrealized Losses Greater
	Than 12 Months		Than or Equal to 12 Months
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(2)	$819	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(176)	13,066	(19)	981
Corporate securities	(44,648)	690,983	(8,988)	41,946
Commercial mortgage-backed securities(1)	(950)	99,746	—	—
Residential mortgage-backed securities(1)	(1,943)	103,840	(1,410)	22,346
Asset-backed securities(1)	(3,408)	206,915	(513)	6,441
Total	$(51,127)	$1,115,369	$(10,930)	$71,714

Preferred stocks	$(118)	$4,882	$—	$—
Common stocks, unaffiliated	$(2,874)	$34,855	$(760)	$1,377

(1)Amounts relate to securities subject to SSAP 43R.

23

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less		Unrealized Losses Greater
	Than 12 Months		Than or Equal to 12 Months
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$(89)	$4,813
Debt securities issued by states of the U.S. and political subdivisions of the states	(26)	974	(84)	2,916
Corporate securities	(6,588)	192,919	(542)	17,129
Commercial mortgage-backed securities(1)	(180)	13,542	(120)	7,998
Residential mortgage-backed securities(1)	(1,574)	13,894	(2,533)	62,975
Asset-backed securities(1)	(560)	50,155	(421)	7,896
Total	$(8,928)	$271,484	$(3,789)	$103,727

Preferred stocks	$(38)	$2,435	$—	$—
Common stocks, unaffiliated	$(3,702)	$27,231	$(2,047)	$2,577

(1)Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2015 and 2014, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The aggregated unrealized loss is approximately 5.1% and 4.3% of the carrying value of securities considered temporarily impaired at December 31, 2015 and 2014, respectively. At December 31, 2015, there

24

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

were a total of 395 securities held that are considered temporarily impaired, 43 of which have been impaired for 12 months or longer. At December 31, 2014, there were a total of 209 securities held that are considered temporarily impaired, 53 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $7.7 million, $1.4 million, and $6.3 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The following is a list of each loan-backed security held at December 31, 2015, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2015, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/ Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
(In Thousands)
For the year ended December 31, 2015:

32051GRV9	$2,177	$2,108	$69	$2,108	$2,091	06/30/2015
32051GSD8	944	905	39	905	899	06/30/2015
75970JAJ5	1,214	1,176	38	1,176	1,146	09/30/2015
79970JAD8	895	890	5	890	886	09/30/2015
61752RAJ1	1,571	1,550	21	1,550	1,542	09/30/2015
05949CNH5	425	413	12	413	413	09/30/2015
93935BAH3	1,198	1,143	55	1,143	1,101	09/30/2015
12628KAF9	741	717	24	717	604	12/31/2015
759950GV4	2,665	2,654	11	2,654	2,440	12/31/2015
173100AR9	1,063	809	254	809	460	12/31/2015
Total	XXX	XXX	$528	XXX	XXX

25

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company had no other-than-temporary impairments on loan-backed and structured securities for the year ended December 31, 2015, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2015, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$82,568	$83,538
After one through five	618,236	648,602
After five through ten	840,483	821,256
After ten	660,875	714,077
Mortgage-backed securities/asset-backed securities	968,819	999,687
Total	$3,170,981	$3,267,160

The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2015, 2014 and 2013 were $151.4 million, $156.3 million, and $331.8 million; gross gains of $8.0 million, $6.8 million, and $3.9 million and gross losses of $3.8 million, $1.3 million, and $8.1 million were realized on those sales, respectively.

Proceeds from the sales of investments in equity securities during 2015, 2014 and 2013 were $159.4 million, $194.9 million and $133.9 million; gross gains of $10.9 million, $32.4 million, and $30.4  million and gross losses of $13.1 million, $5.7 million, and $5.9 million were realized on those sales, respectively.

26

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR are as follows for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Realized capital gains (losses)	$(10,274)	$33,902	$18,816
Less amount transferred to IMR (net of related taxes (benefits) of $450 in 2015, $1,066 in 2014 and ($1,075) in 2013)	835	1,980	(1,995)
Less federal income tax expense (benefit) on realized capital gains (losses)	(2,930)	14,135	4,328
Net realized capital gains (losses)	$(8,181)	$17,787	$16,483

Net investment income has generated from the following for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Debt securities	$137,186	$128,985	$130,361
Equity securities	43,752	13,243	2,937
Mortgage loans	6,030	2,965	2,724
Policy loans	8,170	9,190	8,599
Cash, cash equivalents and short-term investments	314	284	175
Other invested assets	5,611	3,437	5,643
Other	459	836	453
Gross investment income	201,522	158,940	150,892
Investment expenses	2,866	2,719	2,670
Net investment income	$198,656	$156,221	$148,222

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2015, 55.9% of such mortgages, or $105.9 million, involved properties located in Colorado, Indiana, Virginia, and Utah. Such investments consist primarily of first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one

27

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

borrower does not exceed $32.0 million. During 2015, the respective maximum and minimum lending rates for mortgage loans issued were 5.0% and 4.0%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2015, the Company did not reduce interest rates on any outstanding mortgages.

Derivative Instruments

The Company invests in derivatives as risk management for its equity indexed products. The exposure to credit risk on its interest rate floors and option positions is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). To limit exposure associated with counterparty nonperformance on its option positions, the Company limits its exposure to individual counterparties to 2% of admitted assets.

The Company markets equity indexed annuities. The risk associated with these products is that the ultimate benefit paid could be higher than the return earned from the underlying assets. The Company utilizes custom and exchange-traded call options to economically hedge the S&P 500 index and Goldman Sachs Multi-Asset Equity index exposure embedded in these products with a net notional amount of $698.8 million and $46.5 million at December 31, 2015 and 2014, respectively. The Company purchases and writes call options to correlate with changes in the annuity features due to movements in the S&P 500 and Goldman Sachs Multi-Asset Equity index. At the beginning of these contracts, a premium is either paid or received for transferring the related risk. The Company retains basis risk and risk associated with actual versus expected assumptions for mortality and lapse rates. The Company does not apply hedge accounting treatment to these call options. The Company recognizes changes in the fair value of these call options through unrealized gains/losses and the related gains/losses from terminations, maturities or expirations through realized capital gains/losses. The change in fair value was $(7.8) million and $0.2 million for the years ended December 31, 2015 and 2014, respectively.

28

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf.  The posted amount is equal to the difference between the net positive fair value of the option and the agreed upon thresholds that are based on the credit rating of the counterparty. Inversely, if the net fair value of the option is negative, then the Company may be required to post assets using similar thresholds. At December 31, 2015 and 2014, $9.4 million and $0.0 million, respectively, of cash collateral had been posted to the Company.

Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2015	2014
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$17,287	$1,831
Gross amounts offset	—	—
Net amount of assets	$17,287	$1,831

Derivative liabilities:
Gross amount of recognized liabilities	$(2,306)	$(632)
Gross amounts offset	—	—
Net amount of liabilities	$(2,306)	$(632)

29

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion. Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities include NAIC 6 industrial and miscellaneous bonds and residential mortgage-backed securities representing subordinated tranches in securitization trusts containing residential mortgage loans. These securities are currently rated below investment grade. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs. Also included in Level 2 assets and liabilities are call options. The fair values of these instruments are determined through the use of third-party pricing services utilizing market observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain call options. The fair values of these instruments are determined through the use of valuation models that utilize significant unobservable inputs.

30

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.

For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.

Debt Securities

The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the

31

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options, are determined through the use of third-party pricing services utilizing market observable inputs or valuation models incorporating significant unobservable inputs, including projected cash flows, applicable swap curves and implied volatilities.

Securities Lending Reinvested Collateral Assets

The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.

32

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets Held in Separate Accounts

Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.

33

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets
	(Liabilities)
	Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2015
Assets:
Common stocks, unaffiliated	$176,205	$176,205	$—	$—
Derivative assets	17,287	—	4,340	12,947
Separate account assets*	712,164	712,164	—	—
Total assets	$905,656	$888,369	$4,340	$12,947

Liabilities:
Derivative liabilities	$(2,306)	$—	$(2,306)	$—

At December 31, 2014
Assets:
Residential mortgage-backed securities	$630	$—	$630	$—
Common stocks, unaffiliated	194,776	194,776	—	—
Derivative assets	1,831	—	1,831	—
Separate account assets*	730,310	728,105	2,205	—
Total assets	$927,547	$922,881	$4,666	$—

Liabilities:
Derivative liabilities	$(632)	$—	$(632)	$—

*     Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

34

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015, is as follows:

	Beginning
	Asset	Total Realized/		Purchases,			Ending Asset
	(Liability)	Unrealized Gains		Sales,			(Liability)
	as of	(Losses) Included in:		Issuances	Transfers	Transfers	as of
	January 1,	Net		and	Into	Out of	December 31,
	2015	Income	Surplus	Settlements	Level 3*	Level 3	2015
	(In Thousands)
Assets:
Derivative assets	$—	$—	$(6,864)	$19,137	$674	$—	$12,947

*     Transfers into Level 3 primarily include call options for which the Company began utilizing a valuation model incorporating significant unobservable inputs.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Derivative assets	$19,137	$—	$—	$—	$19,137

35

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at (in thousands):

December 31, 2015

Security Type	Fair Value	Valuation Technique	Unobservable Input	Input

Derivative assets	$12,947	Black-Scholes-Merton Model Spreads and Average Algorithm Model Monte Carlo Model	Implied Volatility	7%

In isolation, significant increases (decreases) in the implied volatility would typically result in a significantly higher (lower) fair value measurement for Level 3 derivative assets and Level 3 derivative liabilities.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2015 and 2014.

36

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2015
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,170,981	$3,267,160	$5,601	$3,050,886	$210,673
Common stock, unaffiliated	176,205	176,205	176,205	—	—
Preferred stock	10,664	11,127	—	6,245	4,882
Mortgage loans	189,394	195,390	—	—	195,390
Cash, cash equivalents and short-term investments	109,938	109,938	109,938	—	—
Other invested assets, surplus notes	16,022	18,159	—	18,159	—
Securities lending reinvested collateral assets	6,691	6,691	6,691	—	—
Derivative assets	17,287	17,287	—	4,340	12,947
Separate account assets	2,480,288	2,520,005	712,103	1,617,085	190,817

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,148,640)	$(1,262,724)	$—	$—	$(1,262,724)
Equity-indexed insurance contracts	(606,086)	(618,228)	—	—	(618,228)
Derivative liabilities	(2,306)	(2,306)	—	(2,306)	—
Separate account liabilities*	(1,726,526)	(1,842,638)	—	—	(1,842,638)
Securities lending liability	(110,042)	(110,042)	—	(110,042)	—

	December 31, 2014
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$2,504,962	$2,728,061	$5,520	$2,595,742	$126,799
Common stock:	194,776	194,776	194,776	—	—
Unaffiliated	5,664	5,708	—	5,708	—
Mutual funds	81,500	90,785	—	—	90,785
Mortgage loans	53,752	53,735	53,735	—	—
Cash, cash equivalents and short-term investments	6,108	7,829	—	7,829	—
Other invested assets, surplus notes	11,639	11,639	11,639	—	—
Securities lending reinvested collateral assets	1,831	1,831	—	1,831	—
Separate account assets	2,571,348	2,677,941	728,338	1,764,929	184,674

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,263,529)	$(1,379,248)	$—	$—	$(1,379,248)
Derivative liabilities	(632)	(632)	—	(632)	—
Securities lending liability	(66,957)	(66,957)	—	(66,957)	—
Separate account liabilities*	(1,804,791)	(1,948,035)	—	—	(1,948,035)

*     Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

37

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company received a $37.0 million ordinary dividend from its subsidiary, National Integrity, in November 2015.  The dividend was in the form of cash.

The Company received a $6.5 million ordinary dividend from its subsidiary, National Integrity, in November 2014.  The dividend was in the form of cash.

The Company did not receive any dividends in 2013.

The Company paid a $25.0 million ordinary dividend to its parent, Western and Southern, in December 2015.  The dividend was in the form of cash.

The Company paid a $66.8 million ordinary dividend and a $33.2 million extraordinary dividend to its parent, Western and Southern, in December 2014. The dividend consisted of $75.0 million in cash and $25.0 million in bonds at fair value.

No dividends were paid during 2013.

The Company received no capital contributions in 2015, 2014 or 2013.

The Company did not have any amounts receivable from parent, subsidiaries and affiliates as of December 31, 2015 or 2014. The Company had $3.3 million and $2.3 million payable to parent, subsidiaries and affiliates as of December 31, 2015 and 2014, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.

The Company has entered into a reinsurance agreement with Western and Southern. See Note 5 for a further description.

38

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Western and Southern, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Direct premiums	$1,103,381	$409,461	$252,750
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	96	106	102
Ceded premiums:
Affiliates	(1,879)	(1,694)	(2,567)
Nonaffiliates	(370)	(408)	(497)
Net premiums	$1,101,228	$407,465	$249,788

39

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2015	2014	2013
	(In Thousands)
Benefits paid or provided:
Affiliates	$85,934	$77,054	$76,633
Nonaffiliates	3,863	2,753	1,805
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	2,639	5,311	7,486
Amounts receivable on reinsurance contracts:
Affiliates	15,730	11,501	12,467
Nonaffiliates	2	364	405

In 2015, 2014 and 2013, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2015, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2015, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2015, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2015, if all reinsurance agreements were cancelled.

40

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $3.6 million and $(2.8) million at December 31, 2015 and 2014, respectively. The tax years of 2008 through 2015 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2015, in the event of future net losses is $9.2 million, $24.9 million, and $13.4 million from 2015, 2014 and 2013, respectively.

The components of net deferred tax asset/(liability) at December 31 are as follows:

		12/31/2015
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$51,540	$8,342	$59,882
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	51,540	8,342	59,882
(d)	Deferred tax assets nonadmitted	21,384	—	21,384
(e)	Subtotal net admitted deferred tax assets (c – d)	30,156	8,342	38,498
(f)	Deferred tax liabilities	7,345	17,445	24,790
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$22,811	$(9,103)	$13,708

		12/31/2014
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$54,301	$5,568	$59,869
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	54,301	5,568	59,869
(d)	Deferred tax assets nonadmitted	18,660	—	18,660
(e)	Subtotal net admitted deferred tax assets (c – d)	35,641	5,568	41,209
(f)	Deferred tax liabilities	9,936	18,111	28,047
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$25,705	$(12,543)	$13,162

41

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$(2,761)	$2,774	$13
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	(2,761)	2,774	13
(d)	Deferred tax assets nonadmitted	2,724	—	2,724
(e)	Subtotal net admitted deferred tax assets (c – d)	(5,485)	2,774	(2,711)
(f)	Deferred tax liabilities	(2,591)	(666)	(3,257)
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$(2,894)	$3,440	$546

		12/31/2015
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$11,208	$2,500	$13,708
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	99,728
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	18,948	5,842	24,790
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$30,156	$8,342	$38,498

42

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		12/31/2014
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$11,962	$1,200	$13,162
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	97,594
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	23,679	4,368	28,047
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$35,641	$5,568	$41,209

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$(754)	$1,300	$546
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	2,134
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	(4,731)	1,474	(3,257)
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$(5,485)	$2,774	$(2,711)

43

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		2015	2014
		(in thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	800%	971%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$95,549	$76,111

		12/31/2015
		(1)	(2)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies
(a)	Adjusted gross DTAs amount	$51,540	$8,342
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	3.34%	4.17%
(c)	Net Admitted Adjusted Gross DTAs amount	$30,156	$8,342
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.20%	6.49%

		12/31/2014
		(3)	(4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies
(a)	Adjusted gross DTAs amount	$54,301	$5,568
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.01%	2.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$35,641	$5,568
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	7.28%	2.91%

		Change
		(5)	(6)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies
(a)	Adjusted gross DTAs amount	$(2,761)	$2,774
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(1.67)%	2.17%
(c)	Net Admitted Adjusted Gross DTAs amount	$(5,485)	$2,774
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(2.08)%	3.58%

The Company’s tax planning strategies do include the use of reinsurance.

44

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components:

			12/31/2015	12/31/2014	12/31/2013
			(in thousands)
(1)	Current income tax
	(a)	Federal	$12,150	$8,390	$11,635
	(b)	Foreign	144	170	18
	(c)	Subtotal	12,294	8,560	11,653
	(d)	Federal income tax on net capital gains	(2,930)	14,135	4,328
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	(2,173)
	(g)	Federal and foreign income taxes incurred	$9,364	$22,695	$13,808

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2015	12/31/2014	Change
				(in thousands)
(2)	Deferred tax assets:
	(a)	Ordinary
		(1)	Discounting of unpaid losses	$—	$—	$—
		(2)	Unearned premium revenue	—	—	—
		(3)	Policyholder reserves	41,974	45,247	(3,273)
		(4)	Investments	688	2,138	(1,450)
		(5)	Deferred acquisition costs	8,424	6,712	1,712
		(6)	Policyholder dividends accrual	—	—	—
		(7)	Fixed assets	—	—	—
		(8)	Compensation and benefits accrual	107	—	107
		(9)	Pension accrual	—	—	—
		(10)	Receivables - nonadmitted	237	—	237
		(11)	Net operating loss carryforward	—	—	—
		(12)	Tax credit carryforward	—	—	—
		(13)	Other	110	204	(94)
			(99) Subtotal	51,540	54,301	(2,761)
	(b)	Statutory valuation allowance adjustment		—	—	—
	(c)	Nonadmitted		21,384	18,660	2,724
	(d)	Admitted ordinary deferred tax assets (2a99 – 2b – 2c)		30,156	35,641	(5,485)
	(e)	Capital
		(1)	Investments	8,342	5,568	2,774
		(2)	Net capital loss carryforward	—	—	—
		(3)	Real estate	—	—	—
		(4)	Other	—	—	—
			(99) Subtotal	8,342	5,568	2,774
	(f)	Statutory valuation allowance adjustment		—	—	—
	(g)	Nonadmitted		—	—	—
	(h)	Admitted capital deferred tax assets (2e99– 2f – 2g)		8,342	5,568	2,774
	(i)	Admitted deferred tax assets (2d + 2h)		$38,498	$41,209	$(2,711)

45

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

					(3)
			(1)	(2)	(Col 1-2)
			12/31/2015	12/31/2014	Change
			(in thousands)
(3)	Deferred tax liabilities:
	(a)	Ordinary
		(1) Investments	$6,714	$8,439	$(1,725)
		(2) Fixed assets	—	—	—
		(3) Deferred and uncollected premium	—	—	—
		(4) Policyholder reserves	631	1,393	(762)
		(5) Other	—	104	(104)
		(99) Subtotal	7,345	9,936	(2,591)
	(b)	Capital
		(1) Investments	17,445	18,111	(666)
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	17,445	18,111	(666)
	(c)	Deferred tax liabilities (3a99 + 3b99)	$24,790	$28,047	$(3,257)

(4)	Net deferred tax assets/liabilities (2i - 3c)		$13,708	$13,162	$546

Among the more significant book-to-tax adjustments were the following:

	12/31/2015*	Effective Tax Rate	12/31/2014*	Effective Tax Rate	12/31/2013**	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)
Provision computed at statutory rate	$27,096	35.00%	$28,572	35.00%	$12,303	35.00%
Dividend received deduction	(13,865)	(17.91)	(3,452)	(4.23)	(366)	(1.04)
Derivative adjustment	(2,737)	(3.54)	—	0.00	—	0.00
Tax credits	(1,886)	(2.44)	(1,532)	(1.88)	(1,472)	(4.19)
Interest maintenance reserve adjustment	(1,488)	(1.92)	(3,737)	(4.58)	—	0.00
Other	(1,913)	(2.46)	(55)	(0.06)	568	1.62
Total statutory income taxes	$5,207	6.73%	$19,796	24.25%	$11,033	31.39%

Federal taxes incurred	$9,364	12.10%	$22,695	27.80%	$9,480	26.97%
Change in net deferred income taxes	(4,157)	(5.37)	(2,899)	(3.55)	1,553	4.42
Total statutory income taxes	$5,207	6.73%	$19,796	24.25%	$11,033	31.39%

* The 2015 and 2014 presentations reconcile federal income taxes on total statutory income, inclusive of realized capital gains (losses), computed at the statutory rate to actual statutory income taxes.  Prior to 2014, the presentation reconciled federal income taxes on net gain from operations after dividends to policyholders computed at the statutory rate to actual statutory income taxes.

** Excludes change in net deferred income taxes on realized gains/losses of $2,257 for the year ended December 31, 2013.

At December 31, 2015, the Company had $0.0 of operating loss carryforwards and $0.6 million of deferred tax liabilities that are not recognized.

As of December 31, 2015 and 2014, the Company had a balance of $1.7 million and $1.7 million, respectively, in its policyholder surplus account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that future shareholder dividends are paid from this account.

46

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2015 and 2014, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $62.4 million by the end of 2016 without seeking prior regulatory approval based on earned surplus of $62.4 million at December 31, 2015.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2015, the Company does not have any material lease agreements for office space or equipment.

At December 31, 2015, the Company has future commitments to provide additional capital contributions of $32.4 million to private equity joint ventures, limited partnerships and limited liability companies, excluding those related to Low Income Housing Tax Credit properties.

At December 31, 2015, the Company has future commitments to provide additional capital contributions of $0.4 million to joint ventures, limited partnerships and limited liability companies investing in Low Income Housing Tax Credit properties.

47

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2015, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$(1,750)	$1,151,137	$—	$1,149,387	20.4%
At book value less current surrender charge of 5% or more	726,278	575,389	—	1,301,667	23.1
At fair value	—	—	689,686	689,686	12.2
Total with adjustment or at market value	724,528	1,726,526	689,686	3,140,740	55.7
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	727,548	—	—	727,548	12.9
Not subject to discretionary withdrawal	1,768,042	—	—	1,768,042	31.4
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	3,220,118	1,726,526	689,686	5,636,330	100.0%
Less reinsurance ceded	2,566	—	—	2,566
Net annuity reserves and deposit-type contract liabilities	$3,217,552	$1,726,526	$689,686	$5,633,764

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

48

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts

The Company’s guaranteed separate account consists of non-indexed, guaranteed rate options that include market value adjustments and systematic transfer options. The guaranteed rate options are sold in fixed annuity products and as investment options within the Company’s variable annuity products. The guaranteed rate options and systematic transfer options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products offered provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts consist of subaccounts available through variable annuities and variable life insurance. The net investment experience of each subaccount is credited directly to the policyholder and can be positive or negative.  The variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, a death benefit that is adjusted annually to the current account value, and an additional death benefit ranging from 25% to 40% of the gain in the contract. Some variable annuities also provide living benefits, which include guaranteed accumulation amounts on a date certain, guaranteed minimum withdrawal amounts and guaranteed minimum lifetime withdrawal amounts.  The death benefit and cash value under the variable life insurance policies may vary with the investment performance of the underlying investments in the separate accounts.

As of December 31, 2015, the Company’s general account had a maximum guarantee for separate account liabilities of $40.3 million. To compensate the general account for the risk taken, the separate accounts paid risk charges of $2.2 million, $1.7 million, $1.2 million, $0.9 million and $0.4 million in 2015, 2014, 2013, 2012 and 2011, respectively. The Company’s general account paid $0.2 million, $0.2 million, $0.1 million, $0.9 million and $0.6 million towards separate account guarantees in 2015, 2014, 2013, 2012, and 2011, respectively.

49

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2015, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
		(In Thousands)

Premiums, considerations or deposits	$54,488	$35	$83,410	$137,933

Reserves for separate accounts with assets at:
Fair value	$—	$—	$696,769	$696,769
Amortized cost	1,455,792	270,734	—	1,726,526
Total reserves	$1,455,792	$270,734	$696,769	$2,423,295

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$880,607	$270,530	$—	$1,151,137
At book value without fair value adjustment and with current surrender charge of 5% or more	575,185	204	—	575,389
At fair value	—	—	696,769	696,769
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,455,792	270,734	696,769	2,423,295
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,455,792	$270,734	$696,769	$2,423,295

50

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2015, is presented below:

2015
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$144,614
Transfers from separate accounts	312,234
Net transfers to (from) separate accounts	(167,620)

Reconciling adjustments:
Policy deductions and other expenses	728
Other changes in surplus in Separate Account Statement	315
Other account adjustments	(279)
Transfers as reported in the Summary of Operations of the Company	$(166,856)

51

Financial Statement Schedules (Statutory-Basis)

Integrity Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

(Statutory-Basis)

December 31, 2015

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$65,412	$66,522	$65,412
States, municipalities and political subdivisions	388,982	404,694	388,982
Foreign governments	22,230	22,852	22,230
All other corporate bonds	2,694,357	2,773,092	2,694,357
Preferred stocks	10,664	11,127	10,664
Total fixed maturities	3,181,645	3,278,287	3,181,645

Equity securities
Common stocks:
Industrial, miscellaneous and all other	131,686	176,205	176,205

Mortgage loans on real estate	189,394		189,394
Policy loans	112,730		112,730
Other long-term investments	97,903		97,903
Cash, cash equivalents and short-term investments	116,629		116,629
Total investments	$3,829,987		$3,874,506

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

53

Integrity Life Insurance Company

Supplementary Insurance Information (Statutory-Basis)

(In Thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2015
Individual life	$261,100	$—	$141	$10,132	$20,675	$13,174	$324
Individual health	—	—	—	—	—	—	—	$—
Group life and health	9,737	—	—	—	736	(864)	—	—
Annuity	2,867,412	—	93	1,100,837	134,549	1,214,663	22,105
Corporate and other	—	—	—	—	42,696	—	10,683
	$3,138,249	$—	$234	$1,110,969	$198,656	$1,226,973	$33,112
Year ended December 31, 2014
Individual life	$269,283	$—	$151	$7,409	$20,876	$19,145	$522
Individual health	—	—	—	—	—	—	—	$—
Group life and health	11,864	—	—	—	872	(433)	—	—
Annuity	2,115,224	—	93	407,011	122,089	532,980	14,891
Corporate and other	—	—	—	—	12,384	—	12,911
	$2,396,371	$—	$244	$414,420	$156,221	$551,692	$28,324
Year ended December 31, 2013
Individual life	$264,361	$—	$3	$7,389	$20,861	$14,779	$427
Individual health	—	—	—	—	—	—	—	$—
Group life and health	13,291	—	—	—	909	329	5	—
Annuity	2,029,840	—	97	249,300	119,996	411,519	12,779
Corporate and other	—	—	—	—	6,456	—	12,762
	$2,307,492	$—	$100	$256,689	$148,222	$426,627	$25,973

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

54

Integrity Life Insurance Company

Reinsurance (Statutory-Basis)

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2015
Life insurance in force	$374,506	$188,366	$23,235	$209,375	11%
Premiums:
Individual life	$10,327	$291	$96	$10,132	1%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	1,102,795	1,958	—	1,100,837	0%
	$1,113,122	$2,249	$96	$1,110,969	0%

Year ended December 31, 2014
Life insurance in force	$403,889	$202,960	$24,070	$224,999	11%
Premiums:
Individual life	$7,600	$297	$106	$7,409	1%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	408,816	1,805	—	407,011	0%
	$416,416	$2,102	$106	$414,420	0%

Year ended December 31, 2013
Life insurance in force	$418,468	$209,970	$25,317	$233,815	11%
Premiums:
Individual life	$7,624	$337	$102	$7,389	1%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	252,027	2,727	—	249,300	0%
	$259,651	$3,064	$102	$256,689	0%

55

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2015, 2014 and 2013

With Report of Independent Auditors

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2015, 2014 and 2013

Report of Independent Auditors

The Board of Directors

Western & Southern Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Western & Southern Life Insurance Company, which comprise the balance sheets as of December 31, 2015 and 2014, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2015, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, to meet the requirements of Ohio the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western & Southern Life Insurance Company at December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Western & Southern Life Insurance Company at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

Supplementary Information

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements as a whole.  The accompanying statutory-basis financial statement supplementary information listed in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the statutory-basis financial statements.  Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The information has been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 28, 2016

2

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2015	2014
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$3,567,134	$3,431,372
Preferred and common stocks	1,250,325	1,645,069
Investments in common stocks of subsidiaries	1,946,730	1,937,762
Mortgage loans	41,006	16,855
Policy loans	168,582	171,739
Real estate:
Properties held for the production of income	3,153	3,598
Properties occupied by the Company	26,854	27,375
Cash, cash equivalents and short-term investments	151,050	103,786
Receivable for securities	13,687	81,294
Derivatives	153	25,365
Receivable for collateral on derivatives	—	122,439
Securities lending reinvested collateral assets	55,101	118,951
Other invested assets	1,293,152	1,028,194
Total cash and invested assets	8,516,927	8,713,799

Investment income due and accrued	46,221	46,443
Premiums deferred and uncollected	51,947	52,387
Net deferred income tax asset	139,348	62,340
Receivables from parent, subsidiaries and affiliates	24,726	19,927
Other admitted assets	30,416	24,582
Separate account assets	982,729	998,798
Total admitted assets	$9,792,314	$9,918,276

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,619,096	$2,642,900
Accident and health reserves	244,891	228,318
Liability for deposit-type contracts	237,126	240,364
Policy and contract claims	62,230	66,789
Dividends payable to policyholders	41,829	41,301
Premiums received in advance	4,939	5,104
Total policy and contract liabilities	3,210,111	3,224,776

General expense due and accrued	27,053	23,275
Current federal income taxes payable	27,218	6,529
Transfer to (from) separate accounts due and accrued, net	(24)	(23)
Asset valuation reserve	275,486	345,398
Interest maintenance reserve	46,166	34,893
Other liabilities	227,480	298,516
Pension liability	115,879	141,502
Liability for postretirement benefits other than pensions	183,347	219,000
Derivatives	1,174	72,401
Payable for securities lending	147,360	259,001
Separate account liabilities	982,729	998,798
Total liabilities	5,243,979	5,624,066

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	55,003	55,003
Accumulated surplus	4,492,332	4,238,207
Total capital and surplus	4,548,335	4,294,210
Total liabilities and capital and surplus	$9,792,314	$9,918,276

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2015	2014	2013
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$256,197	$263,212	$266,831
Net investment income	545,324	685,561	322,805
Considerations for supplementary contracts with life contingencies	—	88	26
Amortization of the interest maintenance reserve	2,045	2,819	3,051
Commissions and expenses on reinsurance ceded	855	228	248
Other revenues	1,307	755	4,967
Total premiums and other revenues	805,728	952,663	597,928

Benefits paid or provided:
Death benefits	179,472	152,473	178,356
Annuity benefits	108,904	95,125	93,837
Disability and accident and health benefits	16,608	19,007	19,492
Surrender benefits	76,160	81,811	81,891
Payments on supplementary contracts with life contingencies	534	578	650
Other benefits	393	6,846	15,627
Increase in policy reserves and other policyholders’ funds	17,939	16,253	21,663
Total benefits paid or provided	400,010	372,093	411,516

Insurance expenses and other deductions:
Commissions	25,515	27,457	29,110
Commissions and expenses on reinsurance assumed	(3,909)	1,590	1,700
General expenses	140,417	134,210	124,880
Net transfers to (from) separate account	(57,160)	(50,284)	(49,709)
Reserve adjustments on reinsurance assumed	(82,611)	(75,453)	(71,897)
Other deductions	44,801	52,604	80,477
Total insurance expenses and other deductions	67,053	90,124	114,561

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	338,665	490,446	71,851

Dividends to policyholders	57,752	57,433	58,404
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	280,913	433,013	13,447
Federal income tax expense (benefit), excluding tax on capital gains	28,820	35,578	20,887
Gain (loss) from operations before net realized capital gains (losses)	252,093	397,435	(7,440)
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	15,961	122,027	98,014
Net income (loss)	$268,054	$519,462	$90,574

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2013	$1,000	$55,003	$3,672,534	$3,728,537
Net income (loss)	—	—	90,574	90,574
Change in net deferred income tax	—	—	37,817	37,817
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $93,360)	—	—	389,294	389,294
Change in reserve on account of change in valuation basis, (increase) or decrease	—	—	5,731	5,731
Net change in nonadmitted assets and related items	—	—	396,890	396,890
Change in asset valuation reserve	—	—	(74,097)	(74,097)
Cumulative effect of changes in accounting principles	—	—	10,272	10,272
Dividends to stockholders	—	—	(50,000)	(50,000)
Change in pension liability from adoption of SSAP 102	—	—	(428,390)	(428,390)
Change in unrecognized post retirement benefit obligation	—	—	104,383	104,383
Balance, December 31, 2013	1,000	55,003	4,155,008	4,211,011
Net income (loss)	—	—	519,462	519,462
Change in net deferred income tax	—	—	4,905	4,905
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($40,435))	—	—	(212,165)	(212,165)
Net change in nonadmitted assets and related items	—	—	13,305	13,305
Change in asset valuation reserve	—	—	(33,397)	(33,397)
Dividends to stockholders	—	—	(100,000)	(100,000)
Change in unrecognized post retirement benefit obligation			(108,911)	(108,911)
Balance, December 31, 2014	1,000	55,003	4,238,207	4,294,210
Net income (loss)	—	—	268,054	268,054
Change in net deferred income tax	—	—	50,246	50,246
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($61,825))	—	—	(149,736)	(149,736)
Change in reserve on account of change in valuation basis, (increase) or decrease	—	—	(552)	(552)
Net change in nonadmitted assets and related items	—	—	(1,367)	(1,367)
Change in asset valuation reserve	—	—	69,912	69,912
Dividends to stockholders	—	—	(40,000)	(40,000)
Change in unrecognized post retirement benefit obligation	—	—	65,117	65,117
Correction of critical illness ceded reserve	—	—	(7,549)	(7,549)
Balance, December 31, 2015	$1,000	$55,003	$4,492,332	$4,548,335

See accompanying notes.

5

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2015	2014	2013
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$257,767	$264,930	$273,414
Net investment income received	399,831	428,422	299,503
Benefits paid	(412,304)	(376,189)	(400,130)
Net transfers from (to) separate accounts	57,158	51,156	48,813
Commissions and expense paid	(68,181)	(84,281)	(69,361)
Dividends paid to policyholders	(57,224)	(57,551)	(57,993)
Federal income taxes recovered (paid)	(47,844)	(90,217)	(51,664)
Other, net	2,163	983	5,214
Net cash from (for) operations	131,366	137,253	47,796

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	798,604	724,949	755,524
Preferred and common stocks	781,840	1,065,984	884,423
Mortgage loans	11,565	967	13,972
Real estate	745	—	—
Other invested assets	140,199	137,028	99,765
Net gains (losses) on cash, cash equivalents and short-term investments	(11)	(25)	9
Miscellaneous proceeds	295,374	80,090	11,856
Net proceeds from investments sold, matured or repaid	2,028,316	2,008,993	1,765,549

Cost of investments acquired:
Debt securities	(829,108)	(722,393)	(596,233)
Preferred and common stocks	(590,543)	(1,022,947)	(1,076,369)
Mortgage loans	(35,716)	—	—
Real estate	(1,398)	(1,989)	(1,015)
Other invested assets	(306,777)	(185,211)	(143,590)
Miscellaneous applications	(78,511)	(291,956)	(8,874)
Total cost of investments acquired	(1,842,053)	(2,224,496)	(1,826,081)

Net change in policy and other loans	3,157	2,549	902
Net cash from (for) investments	189,420	(212,954)	(59,630)

Financing activities
Net deposits on deposit-type contract funds and other insurance liabilities	(3,238)	(3,233)	(10,702)
Dividends paid to stockholder	(40,000)	(100,000)	(231)
Other cash provided (applied)	(230,284)	57,706	129,343
Net cash from (for) financing and miscellaneous sources	(273,522)	(45,527)	118,410

Net change in cash, cash equivalents and short-term investments	47,264	(121,228)	106,576
Cash, cash equivalents and short-term investments:
Beginning of year	103,786	225,014	118,438
End of year	$151,050	$103,786	$225,014

Cash flow information for noncash transactions
Dividends paid to Western & Southern Financial Group, Inc. in the form of common stock	$—	$—	$(49,769)
Capital contribution to Columbus Life Insurance Company in the form of common stock	$—	$—	$(49,012)
Dividend from Integrity Life Insurance Company in the form of debt securities	$—	$24,983	$—
Dividend from Western-Southern Life Assurance Company in the form of debt securities	$99,102	$184,074	$—

See accompanying notes.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2015

1. Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers primarily individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. For the year ended December 31, 2015, approximately 68.1% of the gross premiums and annuity considerations for the Company were derived from California, Illinois, Indiana, North Carolina, Ohio, and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the State of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Included within the financial statements, the Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,128.5 million and $2,171.7 million were allocated to the Closed Block as of December 31, 2015 and 2014, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•                  The extent and length of time the fair value has been below the book/adjusted carrying value;

•                  The reasons for the decline in value;

•                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•                  For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally investments in unaudited subsidiaries and controlled and affiliated entities, electronic data processing equipment and software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is nonadmitted under statutory accounting rules, is included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2015	2014
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$4,548,335	$4,294,210
Deferred policy acquisition costs	249,726	219,256
Policy reserves	42,186	24,219
Asset valuation and interest maintenance reserves	321,652	380,291
Employee benefits	(93,597)	(94,506)
Income taxes	(112,188)	(182,512)
Adjustments to invested asset carrying values	326,355	564,127
Subsidiary equity	1,047,089	1,275,370
Policyholder dividend obligation	(244,138)	(368,508)
Reinsurance	18,054	171,239
Other, net	29,148	33,973
Stockholder’s equity, GAAP basis	$6,132,622	$6,317,159

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2015	2014	2013
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$268,054	$519,462	$90,574
Deferred policy acquisition costs	975	2,119	2,482
Policy reserves	14,548	676	11,417
Employee benefits	(3,024)	(9,302)	(2,922)
Income taxes	12,103	39,746	(10,937)
Interest maintenance reserve	11,273	(2,896)	(2,638)
SSAP vs. GAAP subsidiary income	204,234	204,071	215,250
Invested asset carrying values/income	(21,370)	(16,207)	35,785
Investment write-downs	9,965	13,926	697
Income from subsidiary reinsurance	—	1,397	3,741
Realized gains/losses	(1,320)	(14,238)	(3,628)
Dividends from subsidiaries	(204,000)	(350,000)	—
Other invested assets adjustments	84,976	(30,657)	—
Other, net	(12,481)	(8,228)	43,199
Net income (loss), GAAP basis	$363,933	$349,869	$383,020

Other significant statutory accounting practices follow.

Investments

Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2015	2014
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	9.2%	9.6%
1941 Standard Industrial, 2-1/2% – 3-1/2%	11.4	12.7
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	22.4	23.1
1980 Commissioners Standard Ordinary, 4% – 6%	39.5	38.7
2001 Commissioners Standard Ordinary, 3-1/2% – 4-1/2%	11.1	9.3
Other, 2-1/2% – 6%	4.8	4.9
	98.4	98.3
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	1.6	1.7
	100.0%	100.0%

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.

As of December 31, 2015 and 2014, reserves of $21.1 million and $23.4 million, respectively, were recorded on in-force amounts of $1,163.2 million and $1,247.7 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2015 and 2014. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Securities Lending

At December 31, 2015, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $143.9 million and $90.9 million in the general and separate account, respectively. At December 31, 2014, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $252.9 million and $91.8 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2015 and 2014, the Company did not nonadmit any portion of the loaned securities.

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $91.8 million and $139.1 million at December 31, 2015 and 2014, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2015 and 2014, collateral managed by an unaffiliated agent, which approximated $55.1 million and $119.8 million, respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

At December 31, 2015, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2015 and 2014, the fair value of the total collateral in the general account was $146.9 million and $258.1 million, respectively. The fair value of the total collateral in the separate account was $92.8 million and $93.8 million at December 31, 2015 and 2014, respectively, which was all managed by an unaffiliated agent.

The Company receives cash collateral in an amount in excess of the fair value of the securities loaned. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The aggregate collateral broken out by maturity date is as follows at December 31, 2015:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	162,785	162,803
31 to 60 days	16,412	16,411
61 to 90 days	3,832	3,828
91 to 120 days	7,284	7,286
121 to 180 days	1,327	1,324
181 to 365 days	15,171	15,151
1 to 2 years	4,300	4,300
2 to 3 years	—	—
Greater than 3 years	28,606	28,606
Total collateral	$239,717	$239,709

At December 31, 2015, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $147.4 million and $92.8 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. These assets are considered legally insulated from the general accounts.

There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan.)

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

Effective January 1, 2015, the Company updated its valuation methodology on certain critical illness and accident and health reserves.  This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded a $0.6 million decrease directly to surplus as a result of the change in valuation bases through the change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus.

During 2015, the Company determined that its critical illness reserves were understated due to an error in the calculation of ceded reserves. This resulted in a change of the statutory aggregate reserve for accident and health contracts that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations. As a result, effective January 1, 2015, the Company has recorded a $7.5 million decrease directly to surplus as a result of the change in ceded reserves through the correction of critical illness ceded reserve line on the statements of changes in capital and surplus.

Effective January 1, 2013, the Company changed its methodology of reporting the dividend accumulation liability to a policy-level basis from an aggregate basis.  This resulted in a change of statutory reserve valuation that was required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations during 2013.  The Company recorded an increase of $5.7 million to surplus through the change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus for the year ended December 31, 2013.

Effective January 1, 2013, the Company adopted Statements of Statutory Accounting Principles (SSAP) No. 102, Accounting for Pensions, A Replacement of SSAP No. 89 (SSAP 102). SSAP 102 requires any underfunded defined benefit pension amounts, as determined when the projected benefit obligation exceeds the fair value of plan assets, to be recognized as a liability under SSAP No. 5R. The Company elected to utilize the minimum transition option reflected in paragraph 85 of SSAP 102 which requires the initial transition liability to be the greater of 10% of the calculated surplus impact of $12.3 million, the estimated annual amortization of “unrecognized items” of $48.7 million, and the difference between accumulated benefit obligation and fair value of plan assets of $90.6 million. The minimum transition liability was $90.6 million.

The Company had recorded an additional minimum pension liability at December 31, 2012, of $85.5 million, under the previous guidance for pensions, SSAP 89, Accounting for Pensions, A

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Replacement of SSAP No. 8.  As a result of the adoption of SSAP 102 requiring a minimum transition liability of $90.6 million, the Company recorded a $5.1 million increase to the pension liability on January 1, 2013, and a $3.3 million decrease to surplus, net of tax impact, through the cumulative effect of changes in accounting principles line on the statements of changes in capital and surplus. On January 1, 2013, the plan was underfunded by $123.2 million. The amount previously recognized at December 31, 2012, was $85.5 million. The amount recognized at January 1, 2013, was $5.1 million. As a result, the remaining transition liability at adoption was $32.6 million. Due to favorable assumption changes at December 31, 2013, this entire amount was recognized in 2013.

Although the Company elected the transition option for surplus deferral, and SSAP 102 allows up to ten years for deferral, the Company must continue to recognize a minimum amount of the transition liability annually. SSAP 102 requires the Company to recognize each year an amount that is at least equal to the estimated annual amortization of the unrecognized items in effect at transition. The Company’s estimated annual amortization of the unrecognized items in effect at transition was $48.7 million.

As a result of the adoption of SSAP 102, the Company no longer carries a nonadmitted prepaid pension asset on the balance sheet unless the plan assets exceed the plan obligation.  At adoption, this resulted in a net change in nonadmitted assets through surplus of $428.4 million which was offset by a change in the pension liability from adoption of SSAP 102 in surplus of $428.4 million at January 1, 2013. Both items are reflected on the statements of changes in capital and surplus.

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 (SSAP 92). The adoption of SSAP 92 increased surplus by $13.6 million, net of tax impact, through the cumulative effect of changes in accounting principles line on the statements of changes in capital and surplus. SSAP 92 requires any underfunded defined benefit amounts, as determined when the accumulated benefit obligation exceeds the fair value of plan assets, to be recognized as a liability under SSAP No. 5R. The Company elected to recognize the full impact of SAP 92 immediately upon adoption.  On December 31, 2012, the liability for benefits was $230.1 million. On January 1, 2013, the liability for benefits was $209.3 million. The change was due to a decrease of prior service costs of $4.5 million and a decrease in unrecognized gains of $16.3 million.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 28, 2016.

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$83,495	$2,022	$(217)	$85,300
Debt securities issued by states of the U.S. and political subdivisions of the states	35,963	2,025	(96)	37,892
Corporate securities	2,624,255	276,677	(78,455)	2,822,477
Commercial mortgage-backed securities	73,839	2,030	(360)	75,509
Residential mortgage-backed securities	417,562	19,207	(2,066)	434,703
Asset-backed securities	332,020	6,717	(2,961)	335,776
Total	$3,567,134	$308,678	$(84,155)	$3,791,657

At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$28,199	$2,865	$(39)	$31,025
Debt securities issued by states of the U.S. and political subdivisions of the states	34,639	2,347	(191)	36,795
Corporate securities	2,493,231	435,165	(4,586)	2,923,810
Commercial mortgage-backed securities	102,157	3,728	(92)	105,793
Residential mortgage-backed securities	465,590	23,482	(2,522)	486,550
Asset-backed securities	307,556	11,822	(2,145)	317,233
Total	$3,431,372	$479,409	$(9,575)	$3,901,206

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2015 and 2014, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $248.5 million and $217.7 million, respectively, and an aggregate fair value of $232.8 million and $224.4 million, respectively. As of December 31, 2015 and 2014, such holdings amounted to 7.0% and 6.3%, respectively, of the Company’s investments in debt securities and 2.5% and 2.2%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks, mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
Preferred stocks	$38,404	$5,497	$(152)	$43,749

Common stocks, unaffiliated	$943,952	$270,424	$(73,357)	$1,141,019
Common stocks, mutual funds	73,798	210	(3,106)	70,902
Common stocks, subsidiaries	1,574,558	372,172	—	1,946,730
	$2,592,308	$642,806	$(76,463)	$3,158,651

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
Preferred stocks	$26,967	$2,972	$—	$29,939

Common stocks, unaffiliated	$1,096,079	$501,715	$(45,473)	$1,552,321
Common stocks, mutual funds	65,010	1,225	(454)	65,781
Common stocks, subsidiaries	1,524,548	413,214	—	1,937,762
	$2,685,637	$916,154	$(45,927)	$3,555,864

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(206)	$59,578	$(11)	$499
Debt securities issued by states of the U.S. and political subdivisions of the states	(96)	7,441	—	—
Corporate securities	(76,471)	639,030	(1,984)	6,892
Commercial mortgage-backed securities(1)	(360)	17,203	—	—
Residential mortgage-backed securities(1)	(847)	79,604	(1,219)	43,404
Asset-backed securities(1)	(2,502)	194,567	(459)	31,545
Total	$(80,482)	$997,423	$(3,673)	$82,340

Preferred stocks	$(152)	$916	$—	$—

Common stocks, unaffiliated	$(63,577)	$295,777	$(9,780)	$23,710
Common stocks, mutual funds	(2,786)	59,222	(320)	2,157
Total	$(66,363)	$354,999	$(10,100)	$25,867

(1) Amounts relate to securities subject to SSAP 43R.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(22)	$2,050	$(17)	$498
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	(191)	7,876
Corporate securities	(3,506)	138,606	(1,080)	36,773
Commercial mortgage-backed securities(1)	—	—	(92)	6,028
Residential mortgage-backed securities(1)	(764)	35,888	(1,758)	58,431
Asset-backed securities(1)	(1,064)	136,173	(1,081)	42,881
Total	$(5,356)	$312,717	$(4,219)	$152,487

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(44,490)	$295,313	$(983)	$2,600
Common stocks, mutual funds	(413)	8,244	(41)	872
Total	$(44,903)	$303,557	$(1,024)	$3,472

(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2015 and 2014, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities, residential mortgage-backed securities and unaffiliated common stocks.

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The aggregated unrealized loss is approximately 10.0% and 6.7% of the carrying value ofsecurities considered temporarily impaired at December 31, 2015 and 2014, respectively. At December 31, 2015, there were a total of 429 securities held that are considered temporarily impaired, 32 of which have been impaired for 12 months or longer. At December 31, 2014, there were a total of 213 securities held that were considered temporarily impaired, 37 of which had been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $24.8 million, $7.8 million and $11.8 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The following is a list of each loan-backed security held at December 31, 2015, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2015, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
	(In Thousands)
For the year ended December 31, 2015:

466247ZQ9	$8,132	$8,066	$66	$8,066	$8,013	06/30/2015
32051GSD8	944	905	39	905	896	06/30/2015
61752RAL6	493	483	10	483	480	09/30/2015
75970JAJ5	1,214	1,176	38	1,176	1,146	09/30/2015
05949CNH5	7,218	7,026	192	7,026	7,025	09/30/2015
75970JAD8	814	809	5	809	806	09/30/2015
45660L2V0	2,598	2,588	10	2,588	2,429	12/31/2015
Total	XXX	XXX	$360	XXX	XXX

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company had no other-than-temporary impairments on loan-backed securities for the year ended December 31, 2015, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2015, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$166,589	$169,608
After one through five	435,619	460,572
After five through ten	441,935	442,739
After ten	1,699,570	1,872,750
Mortgage-backed securities/asset-backed securities	823,421	845,988
Total	$3,567,134	$3,791,657

The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2015, 2014 and 2013 were $354.6 million, $415.0 million, and $419.7 million; gross gains of $14.4 million, $12.3 million, and $6.4 million and gross losses of $2.3 million, $3.5 million, and $6.0 million were realized on these sales in 2015, 2014 and 2013, respectively.

Proceeds from the sales of investments in equity securities during 2015, 2014 and 2013 were $692.5 million, $654.0 million, and $268.0 million; gross gains of $200.2 million, $184.8 million, and $83.3 million and gross losses of $67.9 million, $5.7 million, and $2.7 million were realized on these sales in 2015, 2014 and 2013, respectively.

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Realized capital gains (losses)	$68,993	$188,626	$138,589
Less amount transferred to IMR (net of related taxes (benefits) of $7,171 in 2015, ($41) in 2014, and $223 in 2013)	13,318	(77)	415
Less federal income tax expense (benefit) of realized capital gains (losses)	39,714	66,676	40,160
Net realized capital gains (losses)	$15,961	$122,027	$98,014

Net investment income was generated from the following for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Debt securities	$181,382	$172,385	$172,870
Equity securities	251,800	402,266	47,474
Mortgage loans	2,368	1,091	2,176
Real estate	13,414	13,467	13,345
Policy loans	11,969	12,355	12,302
Cash, cash equivalents and short-term investments	552	432	356
Other invested assets	101,096	100,852	89,225
Other	1,471	1,077	678
Gross investment income	564,052	703,925	338,426
Investment expenses	18,728	18,364	15,621
Net investment income	$545,324	$685,561	$322,805

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2015, 87.1% of such mortgages, or $35.7 million, involved properties located in Arizona and Missouri. Such investments consist of primarily first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $18.2 million. During 2015, the respective maximum and minimum lending rates for mortgage loans issued were 14.0% and 4.4%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2015, the Company did not reduce interest rates on any outstanding mortgages.

The Company entered into interest rate swaps and swaptions in an effort to mitigate the risk of rising interest rates on long maturity bonds.  The interest rate swaps are forward starting and allow the Company to pay a fixed interest rate in exchange for receipt of a floating interest rate with the counterparty on specified terms. The swaptions provide the Company an option to enter into an interest rate swap to pay floating rate in exchange for receipt of a fixed rate with the counterparty on specified terms.  In 2015, the Company discontinued the use of swaptions for hedging interest rates. The swaps and swaptions utilized in these transactions were considered derivative instruments and not designated as a hedge for accounting purposes.  These instruments are carried at fair value on the balance sheet with changes in fair value recorded in surplus.  If the instruments are terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract and a realized gain or loss would be recognized.  There was no limit on maximum exposure for the instruments at year end December 31, 2015, and $57.2 million maximum exposure at year end December 31, 2014. The net fair value was $(1.0) million and $(47.0) million for the years ended December 31, 2015 and 2014, respectively. The change in fair value was $47.5 million and $(77.4) million for the years ended December 31, 2015 and 2014 respectively.

The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf.  The posted amount is equal to the difference between the net positive fair value of the swap and the agreed upon thresholds that are based on the credit rating of the counterparty. Inversely, if the net fair value of the swap is negative, then the Company may be required to post assets using similar thresholds.  At December 31, 2015 and 2014, $15.9 million and $121.9 million of cash and security collateral had been posted by the Company, respectively.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2015	2014
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$153	$25,365
Gross amounts offset	—	—
Net amount of assets	$153	$25,365

Derivative liabilities:
Gross amount of recognized liabilities	$(1,174)	$(72,401)
Gross amounts offset	—	—
Net amount of liabilities	$(1,174)	$(72,401)

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available, but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are interest rate swaps and call options. The fair value of these instruments is determined through the use of third-party pricing services or models utilizing market observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using non-binding broker quotes or other valuation techniques that utilize significant unobservable inputs.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.

For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Debt Securities

The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options and interest rate swaps, are determined through the use of third-party pricing services or models utilizing market observable inputs.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Securities Lending Reinvested Collateral Assets

The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds, private equity, and private debt fund investments. The fair values of debt securities, equity securities and mutual funds have been determined using the same methodologies as similar assets held in the general account.  The fair values of private equity and private debt fund investments have been determined utilizing the net asset values of the funds.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2015
Assets:
Bonds, industrial & misc.	$2,691	$—	$2,691	$—
Common stocks, unaffiliated	1,141,019	1,141,019	—	—
Common stocks, mutual funds	70,902	70,902	—	—
Derivative assets	153	—	153	—
Separate account assets	982,729	658,971	252,525	71,233
Total assets	$2,197,494	$1,870,892	$255,369	$71,233

Liabilities:
Derivative liabilities	$(1,174)	$—	$(1,174)	$—

At December 31, 2014
Assets:
Common stocks, unaffiliated	$1,552,321	$1,552,321	$—	$—
Common stocks, mutual funds	65,781	65,781	—	—
Derivative assets	25,365	—	25,365	—
Separate account assets	998,798	669,174	254,732	74,892
Total assets	$2,642,265	$2,287,276	$280,097	$74,892

Liabilities:
Derivative liabilities	$(72,401)	$—	$(72,401)	$—

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015 are as follows:

	Beginning Asset/ (Liability) as of January 1,	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and	Transfers Into	Transfers Out of	Ending Asset/ (Liability) as of December 31,
	2015	Net Income	Surplus	Other	Settlements	Level 3	Level 3	2015
	(In Thousands)
Assets:
Separate account assets	$74,892	$—	$—	$5,620	$(9,280)	$—	$—	$71,233

*           Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Separate account assets	$7,977	$—	$—	$(17,257)	$(9,280)

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1,	Net			and	Into	Out of	December
	2014	Income	Surplus	Other	Settlements	Level 3	Level 3**	31, 2014
(In Thousands)
Assets:
Separate account assets	$69,811	$—	$—	$7,539	$2,437	$—	$(4,895)	$74,892

*           Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

** Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Separate account assets	$10,866	$—	$—	$(8,429)	$2,437

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2015 and 2014.

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2015
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,567,134	$3,791,657	$69,443	$3,701,361	$20,853
Common stock:
Unaffiliated	1,141,019	1,141,019	1,141,019	—	—
Mutual funds	70,902	70,902	70,902	—	—
Preferred stock	38,404	43,749	—	34,249	9,500
Mortgage loans	41,006	41,907	—	—	41,907
Cash, cash equivalents and short-term investments	151,050	151,050	151,050	—	—
Other invested assets, surplus notes	36,109	39,264	—	39,264	—
Securities lending reinvested collateral assets	55,101	55,101	55,101	—	—
Derivative assets	153	153	—	153	—
Separate account assets	982,729	982,729	669,173	252,525	71,233

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(5,395)	$(5,791)	$—	$—	$(5,791)
Derivative liabilities	(1,174)	(1,174)	—	(1,174)	—
Securities lending liability	(147,360)	(147,360)	—	(147,360)	—

	December 31, 2014
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,431,372	$3,901,206	$14,437	$3,870,312	$16,457
Common stock:
Unaffiliated	1,552,321	1,552,321	1,552,321	—	—
Mutual funds	65,781	65,781	65,781	—	—
Preferred stock	26,967	29,939	—	29,939	—
Mortgage loans	16,855	17,437	—	—	17,437
Cash, cash equivalents and short-term investments	103,786	103,756	103,756	—	—
Other invested assets, surplus notes	12,923	15,851	—	15,851	—
Securities lending reinvested collateral assets	118,951	118,951	118,951	—	—
Derivative assets	25,365	25,365	—	25,365	—
Separate account assets	998,798	998,798	669,173	254,732	74,893

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(5,534)	$(5,778)	$—	$—	$(5,778)
Derivative liabilities	(72,401)	(72,401)	—	(72,401)	—
Securities lending liability	(259,001)	(259,001)	—	(259,001)	—

41

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company owns a 100% interest in WSLAC, whose carrying value is $1.0 billion at December 31, 2015. The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company. The accounting policies of WSLAC are the same as those of the Company described in Note 1. The summary financial data for WSLAC is as follows:

Balance Sheets (Statutory-Basis)

	December 31
	2015	2014
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$10,217,366	$10,820,476
Preferred and common stocks	277,035	250,224
Investment in common stock of subsidiaries	1,145	1,202
Mortgage loans	788,310	698,557
Policy loans	37,729	39,679
Cash, cash equivalents and short-term investments	109,739	108,543
Receivable for securities	15,694	2,289
Derivatives	1,607	33,279
Receivable for collateral on derivatives	7,660	129,085
Securities lending reinvested collateral assets	55,328	2,455
Other invested assets	223,080	216,848
Total cash and invested assets	11,734,693	12,302,637

Investment income due and accrued	95,602	103,996
Premiums deferred and uncollected	21,231	20,524
Current federal income taxes recoverable from parent	15,251	—
Net deferred income tax asset	24,081	33,891
Funds withheld under coinsurance agreement	625,435	639,422
Other admitted assets	11,445	12,310
Separate account assets	25,637	34,172
Total admitted assets	$12,553,375	$13,146,952

42

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Balance Sheets (Statutory-Basis)

	December 31
	2015	2014
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$9,565,248	$9,888,684
Liability for deposit-type contracts	1,413,140	1,623,603
Policy and contract claims	24,766	22,970
Premiums received in advance	604	567
Total policy and contract liabilities	11,003,758	11,535,824

General expense due and accrued	1,250	—
Current federal income taxes payable to parent	—	15,165
Transfer to (from) separate accounts due and accrued, net	(492)	(2,797)
Asset valuation reserve	149,421	152,504
Interest maintenance reserve	—	8,430
Other liabilities	31,144	69,978
Derivatives	7,159	83,203
Payable for securities lending	340,262	199,129
Separate account liabilities	25,637	34,172
Total liabilities	11,558,139	12,095,608

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	791,308	791,308
Accumulated surplus	201,428	257,536
Total capital and surplus	995,236	1,051,344
Total liabilities and capital and surplus	$12,553,375	$13,146,952

43

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2015	2014	2013
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$578,632	$801,533	$935,672
Net investment income	514,845	540,884	546,468
Considerations for supplementary contracts with life contingencies	4,747	2,857	2,290
Amortization of the interest maintenance reserve	3,965	7,465	8,393
Fees from management of separate accounts	343	405	440
Other revenues	32,715	34,932	34,179
Total premiums and other revenues	1,135,247	1,388,076	1,527,442
Benefits paid or provided:
Death benefits	193,064	180,129	217,785
Annuity benefits	271,448	258,373	255,868
Disability and accident and health benefits	2,627	2,744	2,773
Surrender benefits	657,761	649,134	595,599
Payments on supplementary contracts with life contingencies	3,298	3,150	3,189
Other benefits	1,816	1,650	1,981
Increase (decrease) in policy reserves and other policyholders’ funds	(275,351)	(64,126)	138,560
Total benefits paid or provided	854,663	1,031,054	1,215,755
Insurance expenses and other deductions:
Commissions	29,449	41,666	49,490
Commission and expense allowance on reinsurance assumed	2,425	2,962	3,104
General expenses	102,471	107,469	84,721
Net transfers to (from) separate accounts	(5,940)	(6,092)	(7,104)
Other deductions	4,398	3,340	4,477
Total insurance expenses and other deductions	132,803	149,345	134,688
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	147,781	207,677	176,999
Federal income tax expense (benefit), excluding tax on capital gains	56,608	62,243	66,249
Gain (loss) from operations before net realized capital gains (losses)	91,173	145,434	110,750
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(23,204)	34,147	(1,905)
Net income (loss)	$67,969	$179,581	$108,845

44

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $1.1 million, $37.9 million, and $123.8 million in 2015, 2014 and 2013, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $12.6 million and $12.8 million at December 31, 2015 and 2014, respectively.

At December 31, 2015 and 2014, the Company had $60.7 million and $65.7 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

In December 2015, the Company paid a $40.0 million ordinary dividend to WSFG. The dividend was in the form of cash.

In December 2014, the Company paid a $100.0 million ordinary dividend to WSFG. The dividend was in the form of cash.

In December 2013, the Company paid a $50.0 million ordinary dividend to WSFG.  The dividend consisted of $0.2 million in cash and $49.8 million in common stocks at fair value.

In December 2015, the Company received a $179.0 million ordinary dividend from its subsidiary, WSLAC.  The dividend consisted of $79.9 million in cash and $99.1 million in bonds at fair value.

In December 2015, the Company received a $25.0 million ordinary dividend from its subsidiary, Integrity.  The dividend was in the form of cash.

In December 2014, the Company received a $117.7 million ordinary dividend and a $132.3 extraordinary dividend from its subsidiary, WSLAC.  The dividends consisted of $65.9 million in cash and $184.1 million in bonds at fair value.

In December 2014, the Company received a $66.8 million ordinary dividend and a $33.2 million extraordinary dividend from its subsidiary, Integrity.  The dividends consisted of $75.0 million in cash and $25.0 million in bonds at fair value.

The Company did not receive any dividends in 2013.

45

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

In December 2015, the Company paid a $50.0 million capital contribution to its subsidiary, Columbus Life.  The contribution was in the form of cash.

The Company did not pay any capital contributions in 2014.

In December 2013, the Company paid a $50.0 million capital contribution to its subsidiary, Columbus Life.  The capital contribution consisted of $1.0 million in cash and $49.0 million in common stocks at fair value.

The Company did not receive any capital contributions in 2015, 2014 or 2013.

The Company had $26.0 million and $33.3 million receivable from parent, subsidiaries and affiliates as of December 31, 2015 and 2014, respectively.  The Company did not have any amounts payable to parent, subsidiaries and affiliates as of December 31, 2015 or 2014.  The terms of the settlement generally require that these amounts be settled in cash within 30 days.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $573.0 million and $593.5 million at December 31, 2015 and 2014, respectively.

46

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.1 million and $1.2 million at December 31, 2015 and 2014, respectively.

Certain premiums and benefits are ceded to other unaffiliated insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Direct premiums	$259,270	$265,825	$268,200
Assumed premiums:
Affiliates	3,077	2,985	3,910
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(6,150)	(5,598)	(5,279)
Net premiums	$256,197	$263,212	$266,831

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2015	2014	2013
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	3,355	3,598	2,582
Policy and contract liabilities:
Affiliates	573,039	593,543	610,407
Nonaffiliates	48,428	55,456	56,392
Amounts receivable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	89	184	93

47

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

Other than as described above, in 2015, 2014 and 2013, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2015, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2015, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2015, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2015, if all reinsurance agreements were cancelled.

48

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $(15.3) million and $30.7 million at December 31, 2015 and 2014, respectively. The tax years 2008 through 2015 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2015, in the event of future net losses is $88.4 million, $94.4 million, and $66.8 million from 2015, 2014 and 2013, respectively.

The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2015
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total
(a)	Gross deferred tax assets	$332,435	$43,969	$376,404
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	332,435	43,969	376,404
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c — d)	332,435	43,969	376,404
(f)	Deferred tax liabilities	144,198	92,858	237,056
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$188,237	$(48,889)	$139,348

		12/31/2014
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total
(a)	Gross deferred tax assets	$326,294	$24,673	$350,967
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	326,294	24,673	350,967
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c — d)	326,294	24,673	350,967
(f)	Deferred tax liabilities	123,795	164,832	288,627
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$202,499	$(140,159)	$62,340

49

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$6,141	$19,296	$25,437
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	6,141	19,296	25,437
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c – d)	6,141	19,296	25,437
(f)	Deferred tax liabilities	20,403	(71,974)	(51,571)
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$(14,262)	$91,270	$77,008

		12/31/2015
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$117,319	$22,029	$139,348
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	660,697
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	215,116	21,940	237,056
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$332,435	$43,969	$376,404

50

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		12/31/2014
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$62,340	$—	$62,340
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	634,086
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	263,954	24,673	288,627
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$326,294	$24,673	$350,967

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$54,979	$22,029	$77,008
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	26,611
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	(48,838)	(2,733)	(51,571)
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$6,141	$19,296	$25,437

51

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		2015	2014
		(in thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	1054%	988%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$473,775	$494,459

		12/31/2015
		(1)	(2)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies
(a)	Adjusted gross DTAs amount	$332,435	$43,969
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	11.86%	5.85%
(c)	Net Admitted Adjusted Gross DTAs amount	$332,435	$43,969
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	11.86%	5.85%

		12/31/2014
		(3)	(4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$326,294	$24,673
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.06%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$326,294	$24,673
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.06%	0.00%

		Change
		(5)	(6)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$6,141	$19,296
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	6.80%	5.85%
(c)	Net Admitted Adjusted Gross DTAs amount	$6,141	$19,296
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	6.80%	5.85%

The Company’s tax planning strategies do not include the use of reinsurance.

52

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components:

			12/31/2015	12/31/2014	12/31/2013
			(in thousands)
(1)	Current income tax
	(a)	Federal	$28,502	$35,090	$38,859
	(b)	Foreign	318	488	191
	(c)	Subtotal	28,820	35,578	39,050
	(d)	Federal income tax on net capital gains	39,714	66,676	40,160
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	(18,163)
	(g)	Federal and foreign income taxes incurred	$68,534	$102,254	$61,047

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2015	12/31/2014	Change
				(in thousands)
(2)	Deferred tax assets:
	(a)	Ordinary
		(1)	Discounting of unpaid losses	$—	$—	$—
		(2)	Unearned premium revenue	—	—	—
		(3)	Policyholder reserves	70,625	70,924	(299)
		(4)	Investments	—	—	—
		(5)	Deferred acquisition costs	30,099	30,739	(640)
		(6)	Policyholder dividends accrual	8,921	9,184	(263)
		(7)	Fixed assets	2,019	1,586	433
		(8)	Compensation and benefits accrual	179,982	201,868	(21,886)
		(9)	Pension accrual	—	—	—
		(10)	Receivables - nonadmitted	34,678	7,129	27,549
		(11)	Net operating loss carryforward	—	—	—
		(12)	Tax credit carryforward	—	—	—
		(13)	Other	6,111	4,864	1,247
			(99) Subtotal	332,435	326,294	6,141
	(b)	Statutory valuation allowance adjustment		—	—	—
	(c)	Nonadmitted		—	—	—
	(d)	Admitted ordinary deferred tax assets (2a99 – 2b – 2c)		332,435	326,294	6,141
	(e)	Capital
		(1)	Investments	43,969	24,673	19,296
		(2)	Net capital loss carryforward	—	—	—
		(3)	Real estate	—	—	—
		(4)	Other	—	—	—
			(99) Subtotal	43,969	24,673	19,296
	(f)	Statutory valuation allowance adjustment		—	—	—
	(g)	Nonadmitted		—	—	—
	(h)	Admitted capital deferred tax assets (2e99– 2f – 2g)		43,969	24,673	19,296
	(i)	Admitted deferred tax assets (2d + 2h)		$376,404	$350,967	$25,437

53

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2015	12/31/2014	Change
				(in thousands)
(3)	Deferred tax liabilities:
	(a)	Ordinary
		(1)	Investments	$123,144	$94,741	$28,403
		(2)	Fixed assets	752	4,207	(3,455)
		(3)	Deferred and uncollected premium	16,898	18,168	(1,270)
		(4)	Policyholder reserves	3,375	—	3,375
		(5)	Other	29	6,679	(6,650)
			(99) Subtotal	144,198	123,795	20,403
	(b)	Capital
		(1)	Investments	92,858	164,832	(71,974)
		(2)	Real estate	—	—	—
		(3)	Other	—	—	—
			(99) Subtotal	92,858	164,832	(71,974)
	(c)	Deferred tax liabilities (3a99 + 3b99)		$237,056	$288,627	$(51,571)

(4)	Net deferred tax assets/liabilities (2i - 3c)			$139,348	$62,340	$77,008

Among the more significant book-to-tax adjustments were the following:

	12/31/2015*	Effective Tax Rate	12/31/2014*	Effective Tax Rate	12/31/2013**	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)

Provision computed at statutory rate	$122,467	35.00%	$217,574	35.00%	$4,706	35.00%
Dividend received deduction	(76,648)	(21.91)	(126,628)	(20.37)	(3,353)	(24.93)
Tax credits	(2,616)	(0.75)	(1,821)	(0.29)	(2,404)	(17.88)
Other invested assets and nonadmitted change	(20,488)	(5.86)	(587)	(0.09)	(1,545)	(11.49)
Post-retirement benefit plans	1,405	0.40	7,575	1.22	(7,575)	(56.34)
STAT contingency reserve	—	0.00	—	0.00	(7,001)	(52.06)
STAT reserve change	(829)	(0.24)	—	0.00	—	0.00
Other	(5,003)	(1.41)	1,236	0.19	(2,736)	(20.35)
Total statutory income taxes	$18,288	5.23%	$97,349	15.66%	$(19,908)	(148.05)%

Federal taxes incurred	$68,534	19.59%	$102,254	16.45%	$20,887	155.33%
Change in net deferred income taxes	(50,246)	(14.36)	(4,905)	(0.79)	(40,795)	(303.38)
Total statutory income taxes	$18,288	5.23%	$97,349	15.66%	$(19,908)	(148.05)%

*          The 2015 and 2014 presentations reconcile federal income taxes on total statutory income, inclusive of realized capital gains (losses), computed at the statutory rate to actual statutory income taxes.  Prior to 2014, the presentation reconciled federal income taxes on net gain from operations after dividends to policyholders computed at the statutory rate to actual statutory income taxes.

**   Excludes change in net deferred income taxes on realized gains/losses of $2,978 for the years ended December 31, 2013.

At December 31, 2015, the Company had $0.0 of operating loss carryforwards and $0.0 of deferred tax liabilities that are not recognized.

54

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2015 and 2014, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $454.8 million by the end of 2016 without seeking prior regulatory approval based on capital and surplus of $4,548.3 million at December 31, 2015.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2015, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2015, the Company has future commitments to provide additional capital contributions of $360.1 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries: Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National, a wholly-owned subsidiary of Integrity, and Lafayette Life, an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial

55

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2015, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	367,429	—	—	367,429	29.0
Not subject to discretionary withdrawal	10,306	—	887,429	897,735	71.0
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	377,735	—	887,429	1,265,164	100.0%
Less reinsurance ceded	131,252	—	—	131,252
Net annuity reserves and deposit-type contract liabilities	$246,483	$—	$887,429	$1,133,912

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

56

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts written by the Company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2015	2014	2015	2014
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,046,429	$865,137	$219,041	$199,500
Service cost	21,331	16,175	924	878
Interest cost	41,505	41,110	8,347	9,413
Contribution by plan participants	—	—	4,658	4,619
Actuarial (gain) loss	(49,087)	174,278	(35,361)	30,063
Benefits paid	(56,870)	(50,271)	(14,262)	(17,248)
Plan amendments	—	—	—	(8,184)
Benefit obligation at end of year	$1,003,308	$1,046,429	$183,347	$219,041

Change in plan assets:
Fair value of plan assets at beginning of year	$904,927	$886,779	$—	$—
Actual return on plan assets	39,372	68,419	—	—
Employer contribution	—	—	9,604	12,628
Plan participants’ contributions	—	—	4,658	4,620
Benefits paid	(56,870)	(50,271)	(14,262)	(17,248)
Fair value of plan assets at end of year	$887,429	$904,927	$—	$—

57

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2015	2014	2015	2014
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$(115,879)	$(141,502)	$(183,347)	$(219,041)
Unrecognized net (gain) or loss	—	—	—	—
Unrecognized prior service cost	—	—	—	—
Net amount recognized*	$(115,879)	$(141,502)	$(183,347)	$(219,041)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$(961,596)	$(1,003,721)	$(183,347)	$(219,041)

*Nonadmitted if overfunded

	Pension Benefits
	2015	2014	2013
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$21,331	$16,175	$18,130
Interest cost	41,505	41,110	37,853
Expected return on plan assets	(65,747)	(64,416)	(57,213)
Amount of recognized gains and losses	41,969	30,245	48,733
Amount of prior service cost recognized	(1,019)	(1,019)	(1,019)
Total net periodic benefit cost (benefit)	$38,039	$22,095	$46,484

	Postretirement Medical
	2015	2014	2013
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$924	$878	$1,194
Interest cost	8,347	9,413	8,433
Amount of recognized gains and losses	25	(25)	(135)
Amount of prior service cost recognized	(1,074)	(1,074)	786
Total net periodic benefit cost (benefit)	$8,222	$9,192	$10,278

58

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2015	2014	2015	2014
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost — prior year	$501,314	$360,264	$(5,504)	$(28,483)
Net transition asset or obligation recognized	—	—	—	—
Net prior service cost or credit arising during the period	—	—	—	(8,184)
Net prior service cost or credit recognized	1,019	1,019	1,075	1,074
Net gain and loss arising during the period	(22,711)	170,275	(35,360)	30,062
Net gain and loss recognized	(41,969)	(30,244)	(26)	27
Items not yet recognized as a component of net periodic cost — current year	$437,653	$501,314	$(39,815)	$(5,504)

Amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior service cost or (credit)	(3,600)	(1,019)	(1,075)	(1,074)
Net recognized gains and (losses)	35,499	41,302	(1,492)	7

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net transition asset or obligation	$—	$—	$—	$—
Net prior sevice cost or credit	(26,895)	(27,915)	(10,777)	(11,852)
Net recognized gains and losses	464,548	529,229	(29,038)	6,348

59

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2015	2014	2015	2014

Weighted-average discount rate	4.05%	4.85%	4.00%	4.80%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2015	2014	2015	2014

Weighted-average discount rate	4.35%	4.05%	4.31%	4.00%
Rate of compensation increase	4.60%	4.60%	N/A	N/A

The Company’s pension liability was $115.9 million and $141.5 million at December 31, 2015 and 2014, respectively.

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations.  The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds.  The discount rate was increased from 4.05% at December 31, 2014, to 4.35% at December 31, 2015.  This resulted in a $40.8 million decrease in the pension benefit obligation in 2015.

The Company’s mortality assumption for plan participants, including future mortality improvements are generally derived from tables published by the Society of Actuaries (SOA). In the fourth quarter of 2014, the SOA issued new mortality and mortality improvement tables that raise life expectancies. The Company incorporated the new SOA mortality improvement tables into the December 31, 2014, pension benefit obligation. The change to the mortality assumption resulted in a $60.0 million increase in the pension benefit obligation in 2014.

60

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2015 and 2014, and the target allocation for 2015 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2015	2015	2014
Asset category:
Equity securities	55%	59%	63%
Fixed income securities	15	14	14
Short-term investments	5	4	—
Other	25	23	23
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

61

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•                  Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.  Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.

•                  Level 3 – Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity and Fixed Income Funds

The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.

62

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Other Assets

Other assets primarily include securities lending reinvested collateral and a group annuity contract. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.  The group annuity contract is carried at cash surrender value, which approximates fair value.

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2015:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,355	$12,355	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,399	—	3,399	—
Corporate securities	74,565	—	71,323	3,242
Residential mortgage-backed securities	19,813	—	19,813	—
Commercial mortgage-backed securities	805	—	805	—
Asset-backed securities	10,798	—	10,798	—
Equity securities:
Common equity	337,446	337,446	—	—
Mutual funds	179,976	179,976	—	—
Preferred stock	3,872	—	3,872	—
Other invested assets:
Private equity and fixed income funds	188,595	—	135,408	53,187
Surplus notes	4,826	—	4,826	—
Real estate	12,991	—	—	12,991
Other assets	133,288	129,194	2,281	1,813
Total plan assets	$982,729	$658,971	$252,525	$71,233

63

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2014:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,879	$12,879	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,242	—	3,242	—
Corporate securities	79,294	—	75,976	3,318
Residential mortgage-backed securities	17,533	—	17,533	—
Commercial mortgage-backed securities	6,084	—	6,084	—
Asset-backed securities	6,181	—	6,181	—
Equity securities:
Common equity	363,649	363,649	—	—
Mutual funds	198,626	198,626	—	—
Preferred stock	4,359	—	4,359	—
Other invested assets:
Private equity and fixed income funds	186,728	—	135,346	51,382
Surplus notes	2,049	—	2,049	—
Real estate	17,114	—	—	17,114
Other assets	101,060	94,020	3,962	3,078
Total plan assets	$998,798	$669,174	$254,732	$74,892

64

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2015, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2015	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of December 31, 2015
	(In Thousands)

Corporate securities	$3,318	$(35)	$—	$(41)	$—	$—	$3,242
Other invested assets:
Private equity and fixed income funds	51,382	5,363	—	(3,558)	—	—	53,187
Real estate	17,114	291	—	(4,414)	—	—	12,991
Other assets	3,078	—	—	(1,265)	—	—	1,813
Total	$74,892	$5,619	$—	$(9,278)	$—	$—	$71,233

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(41)	$(41)
Asset-backed securities	—	—	—	—	—
Other invested assets:
Private equity and fixed income funds	5,498	—	—	(9,056)	(3,558)
Real estate	2,480	—	—	(6,894)	(4,414)
Other assets	—	—	—	(1,265)	(1,265)
Total	$7,978	$—	$—	$(17,256)	$(9,278)

65

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2014, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2014	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3*	Ending Assets as of December 31, 2014
	(In Thousands)
Corporate securities	$3,409	$(53)	$—	$(38)	$—	$—	$3,318
Asset-backed securities	4,847	—	—	48	—	(4,895)	—
Other invested assets:
Private equity and fixed income funds	47,042	6,025	—	(1,685)	—	—	51,382
Real estate	8,964	1,567	—	6,583	—	—	17,114
Other assets	5,549	—	—	(2,471)	—	—	3,078
Total	$69,811	$7,539	$—	$2,437	$—	$(4,895)	$74,892

* Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(38)	$(38)
Asset-backed securities	—	—	—	48	48
Other invested assets:
Private equity and fixed income funds	4,282	—	—	(5,967)	(1,685)
Real estate	6,583	—	—	—	6,583
Other assets	—	—	—	(2,471)	(2,471)
Total	$10,865	$—	$—	$(8,428)	$2,437

66

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

For measurement purposes of the postretirement benefit obligation, a 5.625% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2015. The rate was assumed to decrease gradually to 4.75% for 2023 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2015, by $25.9 million and $(21.4) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2015 by $1.4 million and $(1.1) million, respectively.

At December 31, 2015, the assets of the Company’s pension include approximately $69.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $172.0 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc., and a $1.8 million investment in a group annuity contract issued by Lafayette Life. At December 31, 2014, the assets of the Company’s pension include approximately $130.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $170.7 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc., and a $3.1 million investment in a group annuity contract issued by Lafayette Life.

As of December 31, 2015, future benefit payments for the pension plan are expected as follows (in millions):

2016	$52.9
2017	53.6
2018	54.2
2019	54.8
2020	55.7
Five years thereafter	296.4

67

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Future benefit payments for the postretirement medical plan, net of amounts contributed by plan participants, are expected as follows (in millions):

2016	$11.7
2017	11.6
2018	11.4
2019	11.4
2020	11.7
Five years thereafter	57.0

The Company does not anticipate a required contribution to the pension plan during 2016. The Company did not contribute to the pension plan during 2015.

The Company made contributions to the postretirement medical plan of $9.6 million in 2015 and expects to contribute $114.7 million between 2016 and 2025, inclusive. The Company received $0.0 million of subsidies in 2015. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $4.2 million, $5.9 million, and $3.9 million for 2015, 2014 and 2013, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2015, were as follows:

		Net of
	Gross	Loading
	(In Thousands)

Ordinary new business	$6,742	$395
Ordinary renewal	74,396	51,122
Accident and health renewal	404	301
Assumed investment type-contracts	129	129
Total	$81,671	$51,947

68

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties

(Statutory-Basis)

December 31, 2015

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$144,202	$147,918	$144,202
States, municipalities and political subdivisions	304,434	320,327	304,434
Foreign governments	33,755	36,369	33,755
All other corporate bonds	3,084,743	3,287,043	3,084,743
Preferred stocks	38,404	43,749	38,404
Total fixed maturities	3,605,538	3,835,406	3,605,538

Equity securities
Common stocks:
Industrial, miscellaneous and all other	1,017,750	1,211,921	1,211,921

Mortgage loans on real estate	41,006		41,006
Real estate	30,007		30,007
Policy loans	168,582		168,582
Other long-term investments	325,639		325,639
Cash, cash equivalents and short-term investments	206,151		206,151
Total investments	$5,394,673		$5,588,844

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

70

The Western and Southern Life Insurance Company

Supplementary Insurance Information (Statutory-Basis)

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written
Year ended December 31, 2015
Individual life	$2,520,391	$—	$46,560	$228,465	$172,600	$241,512	$76,877
Individual health	244,891	2,125	3,138	22,248	14,191	22,545	14,523	$22,250
Group life and health	91,003	—	105	3,571	2,845	7,069	250	—
Annuity	7,702	—	12,427	1,913	673	128,884	980
Corporate and other	—	—	—	—	355,014	—	47,787
	$2,863,987	$2,125	$62,230	$256,197	$545,323	$400,010	$140,417

Year ended December 31, 2014
Individual life	$2,544,368	$—	$52,446	$232,956	$167,152	$221,931	$75,295
Individual health	228,318	2,190	3,508	23,884	13,436	22,691	16,171	$23,894
Group life and health	90,471	—	351	4,740	2,485	7,571	634	—
Annuity	8,061	—	10,484	1,720	471	119,900	844
Corporate and other	—	—	—	—	502,017	—	41,266
	$2,871,218	$2,190	$66,789	$263,300	$685,561	$372,093	$134,210

Year ended December 31, 2013
Individual life	$2,550,277	$—	$55,984	$237,414	$182,366	$268,807	$76,206
Individual health	221,970	2,285	2,853	25,214	13,211	21,332	14,870	$25,221
Group life and health	89,285	—	1,031	1,624	3,590	5,009	355	—
Annuity	9,203	—	10,894	2,605	575	116,368	823
Corporate and other	—	—	—	—	123,063	—	32,626
	$2,870,735	$2,285	$70,762	$266,857	$322,805	$411,516	$124,880

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

71

The Western and Southern Life Insurance Company

Reinsurance (Statutory-Basis)

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2015
Life insurance in force	$15,321,486	$1,886,727	$299,845	$13,734,604	2%
Premiums:
Individual life	$228,636	$1,373	$1,202	$228,465	1%
Individual health	27,024	4,777	—	22,247	—
Group life and health	3,571	—	—	3,571	—
Annuity	39	—	1,875	1,914	98%
	$259,270	$6,150	$3,077	$256,197	1%

Year ended December 31, 2014
Life insurance in force	$15,615,319	$1,968,933	$402,590	$14,048,976	3%
Premiums:
Individual life	$233,127	$1,466	$1,295	$232,956	1%
Individual health	28,016	4,132	—	23,884	—
Group life and health	4,740	—	—	4,740	—
Annuity	30	—	1,690	1,720	98%
	$265,913	$5,598	$2,985	$263,300	1%

Year ended December 31, 2013
Life insurance in force	$15,861,338	$2,040,255	$443,102	$14,264,185	3%
Premiums:
Individual life	$237,305	$1,236	$1,344	$237,413	1%
Individual health	29,257	4,043	—	25,214	—
Group life and health	1,625	—	—	1,625	—
Annuity	39	—	2,566	2,605	99%
	$268,226	$5,279	$3,910	$266,857	1%

72

PART C - Other Information

Item 24.                   Financial Statements and Exhibits

(a)         Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of Integrity Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2015

Statements of Operations for the Year Ended December 31, 2015

Statements of Changes in Net Assets for the Years Ended December 31, 2015 and 2014

Notes to Financial Statements

Integrity Life Insurance Company (Depositor):

Report of Independent Auditors

Balance Sheets (Statutory-Basis) as of December 31, 2015 and 2014

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Auditors

Balance Sheets (Statutory-Basis) as of December 31, 2015 and 2014

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.              Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 15 to registration statement on Form N-4 (File No. 333-44876), filed November 7, 2008.

2.              Not Applicable

3.

a.        Form of Selling/General Agent Agreement among Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.        Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of National Integrity, Touchstone Securities, Inc., and broker dealers.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.

c.         Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006.   Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

4.

a.        Form of owner driven variable annuity contract.  Incorporated by reference to Exhibit 99.4(A) to

1

Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

b.        Form of death benefit rider.  Incorporated by reference to Exhibit 99.4(B) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

c.         Form of endorsement to guaranteed lifetime withdrawal benefit rider effective May 1, 2014.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178438), filed April 28, 2015.

d.        Form of Individual Guaranteed Lifetime Withdrawal Benefit Rider.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

e.         Form of Spousal Guaranteed Lifetime Withdrawal Benefit Rider.  Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

f.          Form of traditional and SEP IRA Endorsement.  Incorporated by reference to Exhibit 99.4(E) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

5.              Form of Application for Owner Driven Contract. Incorporated by reference to Exhibit 99.5 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

6.

a.              Certificate of Incorporation of Integrity.  Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.              By-Laws of Integrity.   Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

7.              Not applicable.

8.

a.              Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

b.              Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

c.               Rule 22c-2 Agreement between Fidelity Distributors Corporation and Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

d.              Voting Agreement between Integrity and The Vanguard Group, Inc. effective December 1, 2010.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

e.               Voting Agreement between Integrity and BlackRock, Inc. effective December 1, 2010.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

f.                Access Agreement between Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

g.               ETF xChange Authorization between Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

h.              Amendment 2 to Access Agreement and ETFxChange Authorization between Integrity and Mid Atlantic Trust Company effective February 2, 2015.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178438), filed April 28, 2015.

i.                  Custodial Agreement between Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

9.              Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

2

10.

a.              Consent of Independent Registered Public Accounting Firm, filed herewith.

b.              Consent of Independent Auditors, filed herewith.

11.       Not applicable.

12.       Not applicable.

13.       Powers of Attorney of each member of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically John F. Barrett, James N. Clark, Jo Ann Davidson, George H. Walker, III, and Thomas L. Williams, each dated December 20, 2011.  Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed December 28, 2011.

14.       Guarantee from WSLIC to the policyholders of Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

15.       Cover letter, filed herewith.

Item 25.                   Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder	Director, President and Chief Executive Officer
Jonathan D. Niemeyer	Director
Donald J. Wuebbling	Director

Officers:
John F. Barrett	Director, Chairman of the Board
Jill T. McGruder	Director, President and Chief Executive Officer
Edward J. Babbitt	Director, Secretary
Roger M. Lanham	Senior Vice President and Co-Chief Investment Officer
Brendan M. White	Senior Vice President and Co-Chief Investment Officer
Karen A. Chamberlain	Senior Vice President and Chief Information Officer
Kevin L. Howard	Senior Vice President and General Counsel
Daniel W. Harris	Senior Vice President and Chief Actuary
Mark E. Caner	Senior Vice President
Daniel J. Downing	Senior Vice President
D. Todd Henderson	Senior Vice President and Chief Risk Officer
Bradley J. Hunkler	Senior Vice President and Chief Financial Officer
James J. Vance	Senior Vice President and Treasurer
Wade M. Fugate	Vice President and Controller
Bruce W. Maisel	Vice President and Chief Compliance Officer
Terrie A. Wiedenheft	Vice President
Phillip E. King	Vice President and Auditor
Paul M. Kruth	Vice President
Daniel R. Larsen	Vice President
Denise L. Sparks	Vice President
Lisa B. Fangman	Vice President
Barbara A. Edwards	Assistant Vice President
Robert F. Noschang	Assistant Vice President
Brian A. Eichhold	Assistant Vice President
Patricia J. Wilson	Assistant Vice President
Donald P. Myers	Assistant Vice President
Ryan K. Richey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Jacob C. Stuber	Assistant Vice President
James R. Murray	Assistant Vice President

3

Aaron J. Wolf	Assistant Vice President and Chief Underwriter
Jay V. Johnson	Assistant Vice President and Assistant Treasurer
John S. Musgrove	Assistant Vice President and Assistant Treasurer
Cheryl J. Stotts	Assistant Vice President and Assistant Treasurer
Kathleen A. Cornelius	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Rebecca L. Deppen	Manager, Annuity New Business
Sharon A. Cummings	Licensing Officer
Brenda L. Elliott	Manager, Licensing

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202.

Item 26.                   Persons Controlled by or Under Common Control with Integrity or Registrant

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
1373 Lexington Road Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by Eagle Realty Investments, Inc. (ERI)	owns/operates real estate
2758 South Main SPE, LLC	OH	LLC	100% by The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
506 Phelps Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
82 Flats, LLC	IN	LLC	64% by Flats Apartments Investor Holdings, LLC; 1% by ERI	owns real estate
Airport Exchange Hotel Partners	KY	GP	74% by WS Airport Exchange GP, LLC; 1% by ERI	owns/operates real estate
Apex Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Apex Louisville, LLC	KY	LLC	64% by Apex Housing Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Autumn Village Apartments, LLC	GA	LLC	100% by Country Place Associates	owns real estate entities
Axis JV, LLC	KY	LLC	64% by 1373 Lexington Road Investor Holding, LLC; 1% by ERI	owns/operates real estate
Axis Louisville, LLC	KY	LLC	100% by Axis JV, LLC	owns/operates real estate
Axis Perimeter Center GP, LLC	OH	LLC	100% by ERI	owns real estate entities
Baton Rouge Cottages Investor, LLC	OH	LLC	100% by Baton Rouge Housing Holdings, LLC	owns real estate entities
Baton Rouge Housing Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Belle Haven Apts, LLC	DE	LLC	100% by Fore Eagle JV, LLC	owns real estate
Belle Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC: 2% by ERI	owns real estate entities
Brickyard Apartments, LLC	DE	LLC	54% by BY Apartment Investor Holdings, LLC	owns/operates real estate
Brickyard Investments, LLC	DE	LLC	100% by Brickyard Apartments, LLC	owns/operates real estate
Buckeye Venture Partners, LLC	OH	LLC	60% by Fort Washington Investment Advisors, Inc. (FWIA); 40% by Peppertree Partners, LLC	manages private equity fund
BVP NEO, LLC	OH	LLC	100% by FWIA	manages private equity fund
BY Apartment Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Canal Senate Apartments, LLC	IN	LLC	100% by WSLIC	owns/operates real estate

4

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Carmel Holdings, LLC	OH	LLC	49% by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entity
Carmel Hotel Investor, LLC	OH	LLC	100% by Carmel Holdings, LLC	owns real estate entity
Carmel Hotel, LLC	IN	LLC	74% by Carmel Hotel Investor, LLC; 1% by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% by W&S Real Estate Holdings, LLC; 1% by ERI	owns/operates real estate
CDC-Baton Rouge, LLC	AL	LLC	59% by Baton Rouge Cottages Investor, LLC	owns real estate entities
Centreport Hotels LLC	TX	LLC	75% by ERI	owns/operates real estate
Centreport Partners LP	TX	LP	25.25% by WSLIC; 49% by WSLR Dallas LLC; 1% by ERI	owns/operates real estate
Cincinnati Analysts, Inc.	DE	Corp	100% by Columbus Life Insurance Company	broker-dealer/ registered investment advisor
Cleo Residences, LLC	DE	LLC	49% by Gallatin Eastland Investor Holdings, LLC; 1% Eagle Realty Group, LLC (ERG)	owns/operates real estate
Cleveland East Hotel, LLC	OH	LLC	74% by WSALD CEH, LLC; 1% by ERI	owns/operates real estate
Columbus Life Insurance Company	OH	Corp	100% by WSLIC	insurance company
Concorde Circle Apartments, LLC	DE	LLC	49% by Linthicum Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Country Place Associates	OH	GP	90% by WS Country Place GP, LLC; 10% by ERI	owns/operates real estate
Crabtree Apartments, LLC	TX	LLC	59% by Crabtree Commons Apts Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Crabtree Commons Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Cranberry NP Hotel Company, LLC	PA	LLC	74% by NP Cranberry Hotel Investor LLC; 1% by ERI	owns/operates real estate
Crossings Apartments Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Dallas City Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Day Hill Road Land LLC	CT	LLC	74% by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entities
Daybreak Parkway Fee Owner, LLC	DE	LLC	100% by Daybreak Parkway Land Partners, LLC	owns/operates real estate
Daybreak Parkway Land Partners, LLC	DE	LLC	64% by Crossings Apartments Holdings, LLC; 1% by ERI	owns real estate entities
Domain at Dunvale, LLC	TX	LLC	49% by Dunvale Investor Holdings, LLC; 1% ERG	owns/operates real estate
Dublin Hotel LLC	OH	LLC	25% by WSLIC; 49% by WSLR Columbus LLC; 1% by ERI	owns/operates real estate
Dunvale Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Dwell at Legacy, LLC	TX	LLC	50% by Sonterra Legacy Investor Holdings, LLC	owns/operates real estate
Eagle Realty Capital Partners, LLC	OH	LLC	100% by ERG	investment adviser
Eagle Realty Group, LLC	OH	LLC	100% by Western & Southern Investment Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc.	OH	Corp	100% by ERG	real estate
East Denver Investor Holdings,	OH	LLC	76.0946% by W&S Real Estate Holdings, LLC; 1.5529%	owns real estate entities

5

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
LLC			by ERI
Elan Dallas City Lights Owner, LP	DE	LP	99% by Elan Dallas City Lights Limited Partner, LP	owns/operates real estate
Elan Dallas City Lights Limited Partner, LP	DE	LP	100% by Elan Dallas City Lights, LLC	owns/operates real estate
Elan Dallas City Lights, LLC	DE	LLC	59% by Dallas City Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Elan Galleria Investment, LLC	OH	LLC	100% by Galleria Investor Holdings, LLC	owns real estate entities
Elan Kennedy Flats, LLC	DE	LLC	59% by One Kennedy Housing Investor Holdings, LLC; 1% by ERI	owns/operates real estate
FDC Siena JV, LLC	DE	LLC	69% by Siena Investor Holdings, LLC; 1% by ERI	owns real estate
Flats Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Flats Crossing Investment, LLC	OH	LLC	100% by Flats Apartments Investor Holdings, LLC	owns real estate entities
Fore Eagle JV, LLC	DE	LLC	Owned 69% by Belle Housing Investor Holdings, LLC; 1% by ERI	owns real estate
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% by FWIA	managing partner for numerous private equity funds
Fort Washington Emerging Market Debt LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	DE	LLC	100% by FWIA	private fixed income fund
Fort Washington Full Discretion Fixed Income LLC	DE	LLC	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	managing member for private fixed income fund
Fort Washington Global Alpha Domestic Fund LP	DE	LP	GP is Fort Washington Global Alpha GP LLC; WSFG is sole limited partner	hedge fund
Fort Washington Global Alpha GP LLC	DE	LLC	100% by FWIA	GP of hedge fund
Fort Washington Global Alpha Master Fund LP	Caymen Isles	LP	GP is Fort Washington Global Alpha GP LLC; Fort Washington Global Alpha Domestic Fund LP is limited partner	hedge fund
Fort Washington Global Alpha SLP LLC	DE	LLC	50% by FWIA	special limited partner of hedge fund
Fort Washington High Yield Investors II, LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% by Western & Southern Investment Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund

6

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Fort Washington Private Equity Investors IX, L.P.	DE	LP	GP is FWPEI IX GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IX-B, L.P.	DE	LP	GP is FWPEI IX GP, LLC; WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors IX-K, L.P.	DE	LP	GP is FWPEI IX GP, LLC	private equity fund
Fort Washington Private Equity Investors V, L.P.	DE	LP	GP is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	GP is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	DE	LP	GP is FWPEI VI GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	DE	LP	GP is FWPEI VII GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	DE	LP	GP is FWPEI VIII GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	DE	LP	GP is FWPEI VIII GP, LLC; WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	DE	LP	GP is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	DE	LP	GP is FWPEO II GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	DE	LP	GP is FWPEO III GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	DE	LP	GP is FWPEO III GP, LLC; WSLIC is the sole limited partner	private equity fund
Frontage Lodging Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
FWPEI IX GP, LLC	DE	LLC	100% by FWIA	general partner of Fund IX
FWPEI V GP, LLC	DE	LLC	100% by FWIA	general partner of the three private equity funds
FWPEI VI GP, LLC	DE	LLC	100% by FWIA	general partner of Fund VI
FWPEI VII GP, LLC	DE	LLC	100% by FWIA	general partner of Fund VII
FWPEI VIII GP, LLC	DE	LLC	100% by FWIA	general partner of Fund VIII
FWPEO II GP, LLC	DE	LLC	100% by Fort Washington Investment Advisors, Inc.	manages private equity fund
FWPEO III GP, LLC	DE	LLC	100% by Fort Washington Investment Advisors, Inc.	manages private equity fund
Gallatin Eastland Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Galleria Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Galveston Summerbrooke Apts., LLC	TX	LLC	54% by Summerbrooke Apartments Investor, LLC; 1% by ERI	owns/operates real estate

7

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Greenwood Reserve Apartments, LLC	KS	LLC	64% by Olathe Apartments Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	OH	LLC	100% by Vinings Trace, LLC	owns real estate entities
GS Beach Club, LLC	DE	LLC	76.5% by Winkler Extension Apartments Investor, LLC	owns real estate entities
GS Multifamily Dallas Galleria, LLC	DE	LLC	59% by Galleria Investor Holdings, LLC; 1% by ERI	owns real estate
GS Yorktown Apartments, LP	DE	LP	59% by YT Crossing Apartments Investor, LLC; 1% by ERI	owns real estate entities
IFS Financial Services, Inc. (IFS)	OH	Corp	100% by Western-Southern Life Assurance Company (WSLAC)	owns operating entities
Insurance Profillment Solutions, LLC	OH	LLC	100% by WSLIC	insurance marketing
IR Mall Associates, Ltd.	FL	LP	49.50% by WSLIC	owns/operates real estate
IR Mall Company, L.C.	FL	LLC	50% by ERI	owns/operates real estate
JLB Southpark Apartments LLC	DE	LLC	49% by SP Charlotte Apts Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Kissimmee Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
LaCenterra Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
LaCenterra Apartments, LLC	TX	LLC	59% LaCenterra Apartments Investor Holdings, LLC; 1% ERI	owns/operates real estate
LaFrontera Hotel LLC	TX	LLC	75% by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	OH	LP	74.25% by W&S Real Estate Holdings, LLC	owns/operates real estate
LeRoy Glen Investment, LLC	OH	LLC	100% by WSLIC	owns real estate
Linthicum Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
LLIA, Inc.	OH	Corp	100% by The Lafayette Life Insurance Company (LLIC)	insurance agency
Lookout Corporate Center	KY	JVGP	50% by WS Lookout GP, LLC	owns/operates real estate
Lugano Apartments, LLC	DE	LLC	59% by WS; 1% ERG	owns/operates real estate
Lytle Park Inn, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Main Hospitality Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Mallard Sherburn Apartments, LLC	OH	LLC	100% by WSLIC	owns real estate entities
MC Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Midtown Park Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Miller Creek Associates, LLC	DE	LLC	59% by Miller Creek Investor Holdings, LLC	owns real estate
Miller Creek Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and ERI 2%	owns real estate entities
Miller Creek Residences, LLC	DE	LLC	100% by Miller Creek Associates, LLC	owns real estate
MP Dallas Development Holdings, LLC	DE	LLC	49% by Midtown Park Investor Holdings, LLC; 1% ERG	owns real estate entities
MP Dallas Project Owner, LLC	DE	LLC	100% by MP Dallas Development Holdings, LLC	owns/operates real estate

8

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
National Integrity Life Insurance Company	NY	Corp	100% by Integrity Life Insurance Company	insurance company
NE Emerson Edgewood, LLC	IN	LLC	60% by LLIC	owns real estate entities
NEO Capital Fund, LP	DE	LP	General Partner is BVP NEO, LLC	private equity fund
North Braeswood Meritage Holdings, LLC	OH	LLC	100% by WSLAC	owns real estate entities
North Broad Callowhill Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
North Pittsburgh Hotel LLC	PA	LLC	74% by WSALD NPH, LLC; 1% by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	OH	LLC	25% by WSLIC; 49% by WSLR Cincinnati LLC; 1% by ERI	owns/operates real estate
NP Cranberry Hotel Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
NP Cranberry Hotel Investor, LLC	OH	LLC	100% by NP Cranberry Hotel Holdings, LLC	owns/operates real estate
Olathe Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
One Kennedy Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
OTR Housing Associates, L.P.	OH	LP	98% by WSLIC; 1% by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	OH	LLC	100% by OTR Walnut Housing, Ltd.	owns real estate
OTR Transitional Housing, L.P.	OH	LP	99% by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	OH	LLC	100% by ERI	owns/operates real estate
Overland Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Park Avenue Lofts, LLC	CO	LLC	49% by Uptown Denver Investor, LLC; 1% by ERI	owns/operates real estate
Parkside Residences, LLC	DE	LLC	54% by Railroad Parkside Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Peppertree Fund II, LP	DE	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	OH	LLC	100% voting interest by FWIA	manages private equity fund
Peppertree Special Venture Fund, LLC	DE	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Perimeter Development Holdings, LLC	DE	LLC	49% by Perimeter TC Investor Holdings, LLC; 1% ERG	owns real estate entities
Perimeter Project Owner, LLC	DE	LLC	100% by Perimeter TC Investor Holdings, LLC	owns/operates real estate
Perimeter TC Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Prairie Lakes Apartments Investor, LLC	OH	LLC	100% by Prairie Lakes Holdings, LLC	owns real estate entities
Prairie Lakes Apartments, LLC	IN	LLC	64% by Prairie Lakes Apartments Investor, LLC; 1% by ERI	owns real estate entities
Prairie Lakes Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities

9

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Prairiefire Apartments II, LLC	KS	LLC	100% by Prairiefire Apartments, LLC	owns/operates real estate
Prairiefire Apartments, LLC	KS	LLC	64% by Overland Apartments Investor Holdings, LLC; 1% by ERI	owns real estate
Queen City Square Development I, LLC	OH	LLC	100% by ERG	operation of real estate
Queen City Square, LLC	OH	LLC	99.75% by WSLIC; 0.25 by ERI	owns/operates real estate
Race Street Development, Ltd.	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
Railroad Parkside Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% by ERI	owns real estate entities
Randolph Tower Affordable Investment Fund, LLC	DE	LLC	99.99% by the Western and Southern Life Insurance Company	real estate ownership entities
Ridge at Robinson Apartments, LLC	DE	LLC	59% by Settlers Ridge Robinson Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Ridgegate Apartments Investor, LLC	OH	LLC	100% by Ridgegate Holdings, LLC	owns real estate entities
Ridgegate Commonwealth Apartments, LLC	CO	LLC	44% by Ridgegate Apartments Investor, LLC; 1% by ERI	owns real estate entities
Ridgegate Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Russell Bay Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	real estate ownership entity(ies)
Settlers Ridge Robinson Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Seventh and Culvert Garage, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns real estate entities
Shelbourne Campus Properties, LLC	DE	LLC	54% by Shelbourne Housing Investor, LLC; 1% by ERI	owns/operates real estate
Shelbourne Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Shelbourne Housing Investor, LLC	OH	LLC	100% by Shelbourne Holdings, LLC	owns real estate entity
Siena Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings LLC; 2% by ERI	owns real estate entities
Siena Medical District, LLC	DE	LLC	100% by FDC Siena JV, LLC	owns real estate
Sixth and Race Development, LLC	OH	LLC	71% by Race Street Development, Ltd., 29% by ERI	owns/operates real estate
Skye Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% by ERI	owns real estate entities
Skye at Arbor Lakes II, LLC	DE	LLC	59% by Skye Apartments Investor Holdings, LLC; 1% by ERI; and 40% by third party developer	owns/operates real estate
Skye at Arbor Lakes, LLC	DE	LLC	69% by Skye Apartments Investor Holdings, LLC; 1% by ERI; 30% by third-party partner entity (SK Arbor Lakes Limited Partnership)	owns real estate entities
Skye Maple Grove, LLC	DE	LLC	100% by Skye at Arbor Lakes, LLC	owns/operates real estate
Skyport Hotel LLC	KY	LLC	25% by WSLIC, 49% by WSLR Skyport LLC; 1% by ERI	owns/operates real estate
Sonterra Legacy Investor Holdings, LLC	OH	LLC	100% by Trust dated August 25, 2014 for benefit of WSLIC Separate Account A (ERG, Trustee)	owns real estate entities
Southside Tunnel Apartments	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% by ERI	owns/operates real estate

10

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Investor Holdings, LLC
Southside Works City Apartments, LLC	DE	LLC	49% by Southside Tunnel Apartments Investor Holdings, LLC; 50% by Village Green Holdings, LLC; 1% by ERI	owns real estate entities
SP Charlotte Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
SPX Holding LLC	OH	LLC	50% by WSFG	Airplane ownership/leasing
SSW Jet Ltd	OH	LLC	50% by WSFG	Airplane ownership/leasing
Stony Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	real estate ownership entity(ies)
Summerbrooke Apartments Investor, LLC	OH	LLC	100% by Summerbrooke Holdings, LLC	owns real estate entity
Summerbrooke Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Sundance Hotel Investor, LLC	OH	LLC	100% by Sundance LaFrontera Holdings, LLC	owns real estate entities
Sundance Hotel, LLC	DE	LLC	64% by Sundance Hotel Investor, LLC; 1% by Eagle Realty Investments, Inc	owns real estate entities
Sundance LaFrontera Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
The Lafayette Life Insurance Company	OH	Corp	100% by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	OH	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Peppertree Fund, LP	DE	LP	General Partner is Peppertree Partners, LLC	private equity fund
The Western and Southern Life Insurance Company	OH	Corp	100% by WSFG
Touchstone Advisors, Inc.	OH	Corp	100% by IFS	registered investment adviser
Touchstone Securities, Inc.	NE	Corp	100% by IFS	broker-dealer
Trevi Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Trevi Fee Owner, LLC	DE	LLC	100% by Trevi Land Partners, LLC	owns/operates real estate
Trevi Land Partners, LLC	DE	LLC	64% by Trevi Apartment Holdings, LLC; 1% by ERI	real estate ownership entity(ies)
Tri-State Growth Capital Fund I, L.P.	DE	LP	GP is Tri-State Ventures, LLC; investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	DE	LP	GP is Tri-State Ventures II, LLC; investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	DE	LLC	100% by FWIA	private equity fund
Tri-State Ventures, LLC	DE	LLC	100% by FWIA	private equity fund
Union Centre Hotel LLC	OH	LLC	25% by WSLIC; 49% by WSLR Union LLC; 1% by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Uptown Denver Apartments, LLC	DE	LLC	49% by East Denver Investor Holdings, LLC; 1% by ERI	owns/operates real estate

11

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Uptown Denver Investor, LLC	OH	LLC	100% by Uptown Denver Apartment Holdings, LLC	owns real estate entity
Vail Hotel Holdings ESHV, LLC	DE	LLC	74% by Frontage Lodging Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Vail Hotel Owner ESHV, LLC	DE	LLC	100% by Vail Hotel Holdings ESHV, LLC	owns/operates real estate
Vinings Trace, LLC	IN	LLC	99% by WSLIC, 1% by ERI	owns/operates real estate
Vulcan Hotel LLC	AL	LLC	25% by WSLIC; 49% by WSLR Birmingham LLC; 1% by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	OH	Corp	100% by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	OH	Corp	100% by WSLAC	insurance agency
W&S Real Estate Holdings, LLC	OH	LLC	100% by WSLIC	owns real estate entities
Western & Southern Agency, Inc.	OH	Corp	100% by WSLIC	insurance agency
Western & Southern Financial Fund Inc	OH	Non Profit Corp	Grants awarded by WSFG	charitable giving
Western & Southern Financial Group, Inc.	OH	Corp	100% by WSMHC	holding company
Western & Southern Investment Holdings, LLC	OH	LLC	100% by WSLIC	owns operating entities
Western & Southern Mutual Holding Company (WSMHC)	OH	Corp	Mutual Insurance Holding Company	owns operating entities
Western-Southern Life Assurance Company (WSLAC)	OH	Corp	100% by WSLIC	insurance company
Windsor Hotel LLC	CT	LLC	25% by WSLIC; 49% by WSLR Hartford LLC; 1% by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	OH	LLC	100% by ERG, as Trustee under a Trust Agreement dated November 30, 2009 for the benefit of WSLIC Separate Account A	owns real estate entities
Wright Executive Hotel Limited Partners	OH	LP	60.50% by WSLIC; 0.61% by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
WSA Commons, LLC	GA	LLC	50% by WSLIC	owns/operates real estate
WSALD CEH, LLC	OH	LLC	50% by WSLIC	owns/operates real estate
WSALD NPH, LLC	OH	LLC	50% by WSLIC; 1% by ERI	owns/operates real estate
WSFG WG Aurora IL, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Charlotte NC, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Columbus OH, LLC	OH	LLC	100% by Vinings Trace, LLC	owns/operates real estate
WSFG WG Holding RI, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate

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Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
WSFG WG Providence RI, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Stallings NC, LLC	OH	LLC	100% by Vinings Trace, LLC	owns/operates real estate
WSL Partners, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
WSLR Birmingham LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Cincinnati LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Columbus LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Dallas LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Hartford LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Holdings LLC	DE	LLC	24.49% by WSLIC	owns real estate entity
WSLR LLC	DE	LLC	100% by WSLR Holdings LLC	owns real estate entities
WSLR Skyport LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Union LLC	OH	LLC	100% by WSLR LLC	owns real estate
YT Crossing Apartments Investor, LLC	OH	LLC	100% by YT Crossing Holdings, LLC	owns real estate entities
YT Crossing Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities

Item 27.              Number of Contract Owners

As of July 26, 2016, 291 qualified and 0 non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.              Indemnification

Integrity’s By-Laws provide, in Article V, Section 5.1 provides:

To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

(a)                   The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.  The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(b)                   The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

(1)           Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct

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in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(2)           Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

(c)     To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

(d)     Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article.  Such determination shall be made as follows:

(1)           By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(2)           If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

(3)           By the Shareholders; or

(4)           By the court of common pleas or the court in which such action, suit or proceeding was brought.

Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(e)                    (1)           Expenses, including attorney’s fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

(i)                   Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

(ii)                Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

(2)           Expenses, including attorney’s fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

(f)                     The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(g)                    The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section.  Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

14

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.              Principal Underwriters

(a)                   Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Account VUL of Integrity Life Insurance Company, Separate Account I of National Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)                     The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark	Director
Jill T. McGruder	Director and Chief Executive Officer
Donald J. Wuebbling	Director

Officers:
Steven M. Graziano	President
Jill T. McGruder	Chief Executive Officer
James J. Vance	Senior Vice President and Treasurer
Sharon L. Karp	Vice President
Daniel R. Larsen	Vice President
Patricia J. Wilson	Vice President
Thomas A. Shoemake	Chief Compliance Officer
Terrie A. Wiedenheft	Chief Financial Officer
Jay V. Johnson	Assistant Vice President and Assistant Treasurer
John S. Musgrove	Assistant Vice President and Assistant Treasurer
Cheryl J. Stotts	Assistant Vice President and Assistant Treasurer
Kathleen A. Cornelius	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Rhonda S. Malone	Secretary

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202.

(c)                                                  Not applicable.

Item 30.                  Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.                  Management Services

There are currently no management-related services provided to the Registrant.

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Item 32.                  Undertakings

The Registrant hereby undertakes:

(a)         to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request; and

(d)         to update the registration statement if WSLIC terminates its guarantee to Integrity policyholders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Integrity represents that the aggregate charges under the variable annuity contract described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

16

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 20th day of September 2016.

SEPARATE ACCOUNT I OF
INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 20th day of September 2016.

INTEGRITY LIFE INSURANCE COMPANY (Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
September 20, 2016

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
September 20, 2016

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
September 20, 2016

DIRECTORS:

/s/ John F. Barrett	/s/ Jonathan D. Niemeyer
John F. Barrett	Jonathan D. Niemeyer
September 20, 2016	September 20, 2016

/s/ Edward J. Babbitt	/s/ Donald J. Wuebbling
Edward J. Babbitt	Donald J. Wuebbling
September 20, 2016	September 20, 2016

/s/ Jill T. McGruder
Jill T. McGruder
September 20, 2016

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 20th day of September 2016.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY (Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
September 20, 2016

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
September 20, 2016

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
September 20, 2016

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
September 20, 2016	Jo Ann Davidson
September 20, 2016

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
James N. Clark	George H. Walker, III
September 20, 2016	September 20, 2016

/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for
Thomas L. Williams
September 20, 2016